As filed with the Securities and Exchange Commission on April 21, 2020

REGISTRATION NO. 2-30070

REGISTRATION NO. 811-01705

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 105	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 377	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

OF

AXA EQUITABLE LIFE INSURANCE COMPANY

(Exact Name of Registrant)

AXA EQUITABLE LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Names and Addresses of Agents for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

NOTE

This Post-Effective Amendment No. 105 (“PEA”) to the Form N-4 Registration Statement No. 2-30070 (“Registration Statement”) of AXA Equitable Life Insurance Company (“AXA Equitable”) and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplements and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
Charter Multi-Sector Bond	will change its name to	EQ/Core Plus Bond
EQ/Oppenheimer Global	will change its name to	EQ/Invesco Global
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research
EQ/MFS International Value	will change its name to	EQ/MFS International Intrinsic Value

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Aggressive Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	will be merged into	EQ/All Asset Growth Allocation
Multimanager Mid Cap Growth	will be merged into	EQ/Janus Enterprise
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research
EQ/Franklin Templeton Allocation Managed Volatility	will be merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	will be merged into	EQ/MFS Technology

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Conservative	will be merged into	EQ/Conservative Allocation
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	will be merged into	1290 VT Small Cap Value
Multimanager Mid Cap Value	will be merged into	EQ/American Century Mid Cap Value
EQ/Templeton Global Equity Managed Volatility	will be merged into	1290 VT SmartBeta Equity

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series
EQ/MFS Technology	will be added to	Champion 2000; COLI Institutional Series; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Special Offer Policy; Survivorship Incentive Lifesm Legacy

Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	300+ Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (Equitable Financial Life Insurance Company of America “EFLOA”); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Momentumsm; Momentumsm Plus; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Investment Account®; Special Offer Policy; Survivorship Incentive LifeSM Legacy
1290 VT SmartBeta Equity	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; American Dental Association; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

2

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 900); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® Vantagesm Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education; Momentumsm; Momentumsm Plus
EQ/Conservative Allocation	will be added to	Investment Edge® 15.0
EQ/Morgan Stanley Small Cap Growth	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Investment Edge® 15.0; Momentumsm; Momentumsm Plus; Special Offer Policy; Survivorship Incentive Lifesm Legacy

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

3

EQUI-VEST®

Employer-Sponsored Retirement Plans

Prospectus dated May 1, 2020

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

What is EQUI-VEST®?

EQUI-VEST® is a deferred annuity contract issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options (“investment options”).

This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

Each of these contracts may not currently be available in all states.

Variable investment options

Fixed income

•	1290 VT High Yield Bond
•	American Funds Insurance Series® Bond Fund
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Global Bond PLUS
•	EQ/Intermediate Government Bond
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	Invesco V.I. High Yield
•	Ivy VIP High Income
•	Multimanager Core Bond

Domestic Equity

•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/American Century Mid Cap Value(2)(3)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(1)(2)
•	EQ/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Equity 500 Index
•	EQ/Fidelity® Institutional AM® Large Cap
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Invesco Comstock
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Loomis Sayles Growth
•	EQ/MFS® Mid Cap Focused Growth
•	EQ/MFS® Technology
•	EQ/MFS® Utilities
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Technology
•	VanEck VIP Global Hard Assets

International/Global

•	1290 VT SmartBeta Equity(2)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Global(1)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Lazard Emerging Markets Equity
•	EQ/MFS® International Growth
•	EQ/MFS® International Intrinsic Value(1)

Asset Allocation

•	1290 VT DoubleLine Dynamic Allocation
•	EQ/AB Dynamic Moderate Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(2)
•	EQ/All Asset Growth Allocation(1)
•	EQ/Balanced Strategy
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Conservative Strategy
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

(1)

This is the variable investment option’s new name. Please see “Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

You may allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio (“portfolio”) that is part of one of the trusts (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.

Types of contracts.  For existing and new contract owners, we offer different “series” of contracts for use as:

Employer-funded traditional individual retirement annuities (“IRAs”):

•	A simplified employee pension plan (“SEP”) sponsored by an employer.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

EV-Employer Sponsored Retirement Plans (IF/NB)
#831143

•

SEPs funded by salary reduction arrangements (“SARSEPs”) for plans established by employers before January 1, 1997. Although we still issue these contracts to employees whose employer’s plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST® to new employer groups without existing plans.

•	SIMPLE IRAs funded by employee salary reduction and employer contributions.

Other employer-sponsored contracts:

•

Trusteed contracts to fund defined contribution “HR-10” or “Keogh” plans of employers who are sole proprietorships, partnerships, or business trusts, or plans of corporations, including non-profit organizations and states or local governmental entities.

•	Annuitant-Owned contracts to fund defined contribution HR-10 or Keogh plans.

•	An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (basic “TSA”) for public schools and nonprofit entities under Internal Revenue Code Section 501(c)(3).

•	A TSA annuity issued to participants of TSA plans generally sponsored by universities (“University TSA”) that prohibits loans and has restrictions not included in a basic TSA.

•	To fund Internal Revenue Code Section 457 employee deferred compensation (“EDC”) plans of state and municipal governments and tax-exempt organizations.

Minimum contribution amounts of $20 may be made under the contract.

Registration statements relating to this offering have been filed with the SEC. The statement of additional information (“SAI”) dated May 1, 2020, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix III.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling (800) 628-6673 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035, by sending an email request to EquitableFunds@dfinsolutions.com or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

Index of key words and phrases	5
The Company	7
How to reach us	8
EQUI-VEST® contracts for employer-sponsored retirement plans at a glance — key features	11

Fee table	13

Examples	14
EQUI-VEST® series 100 and 200 contracts — For TSA, University TSA, SEP, SARSEP, EDC and Annuitant-Owned HR-10 contracts:	15
EQUI-VEST® series 200 Trusteed contracts	15
EQUI-VEST® series 300 contracts	15
EQUI-VEST® series 400 contracts	15
Condensed financial information	15

1. Contract features and benefits	16
How you can purchase and contribute to your contract	16
Owner and annuitant requirements	18
How you can make your contributions	18
What are your investment options under the contract?	19
Portfolios of the Trusts	20
Selecting your investment method	33
ERISA considerations for employers	34
Allocating your contributions	34
Your right to cancel within a certain number of days	35

2. Determining your contract’s value	36
Your account value and cash value	36
Your contract’s value in the variable investment options	36
Your contract’s value in the guaranteed interest option	36
Your contract’s value in the fixed maturity options	36
Insufficient account value	36

3. Transferring your money among investment options	37
Transferring your account value	37
Disruptive transfer activity	37
Automatic transfer options	38
Investment simplifier	38
Rebalancing your account value	39
Optional Semester Strategies program (For Series 100 and Series 200 TSA and EDC contracts only)	40

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word “contract” it also includes certificates that are issued under group contracts in some states.

3

4. Accessing your money	42
Withdrawing your account value	42
How withdrawals are taken from your account value	43
Loans under TSA, governmental employer EDC and Corporate Trusteed contracts	44
Texas ORP participants	44
Termination	45
When to expect payments	45
Your annuity payout options	45

5. Charges and expenses	47
Charges that the Company deducts	47
Charges under the contracts	47
For all contract series	52
Charges that the Trusts deduct	52
Variations in charges	52

6. Payment of death benefit	54
Your beneficiary and payment of benefit	54
How death benefit payment is made	54
Beneficiary continuation option (For TSAs, SEPs, SARSEP and SIMPLE IRAs only) — May not be available in all states	55

7. Tax information	56
Cares Act	56
Tax information and ERISA matters	56
Buying a contract to fund a retirement arrangement	56
Special rules for tax-favored retirement plans	56
Additional “Saver’s Credit” for salary reduction contributions to certain plans or a traditional IRA or Roth IRA	57
Qualified plans	57
Tax-sheltered annuity contracts (TSAs)	57
Distributions from Qualified Plans and TSAs	60
Simplified Employee Pensions (SEPs)	64
SIMPLE IRAs (Savings Incentive Match Plan)	64
Public and tax-exempt organization employee deferred compensation plans (EDC Plans)	65
Traditional Individual Retirement Annuities (traditional IRAs)	67
Withdrawals, payments and transfers of funds out of traditional IRAs	69
ERISA matters	75
Certain rules applicable to plans designed to comply with Section 404(c) of ERISA	75
Tax withholding and information reporting	76
Federal income tax withholding on periodic annuity payments	76
Federal income tax withholding on non-periodic annuity payments (withdrawals) which are not eligible rollover distributions	76
Mandatory withholding from eligible rollover distributions	77

Impact of taxes to the Company	77

8. More information	78
About our Separate Account A	78
About the Trusts	78
About our fixed maturity options	78
About the general account	80
About other methods of payment	80
Dates and prices at which contract events occur	80
Contributions, transfers, withdrawals and surrenders	80
About your voting rights	81
COVID-19	81
Cybersecurity risks and catastrophic events	82
Statutory compliance	82
About legal proceedings	82
Financial statements	82
Transfers of ownership, collateral assignments, loans, and borrowing	82
Funding changes	82
Distribution of the contracts	82

9. Incorporation of certain documents by reference	86

Appendices

I	—	Condensed financial information	I-1

II	—	Market value adjustment example	II-1

III	—	State contract availability and/or variations of certain features and benefits	III-1

Statement of additional information Table of contents

4

Index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

account value	36
annuitant	18
annuity payout options	45
Annuitant-Owned HR-10	18
Equitable Access Account	55
beneficiary	54
beneficiary continuation option	55
business day	19, 80
cash value	36
contract date	16
contract date anniversary	16
contract year	16
contributions	16
disruptive transfer activity	37
DOL	34
EDC	2
ERISA	34
elective deferral contributions	58
fixed maturity amount	32
fixed maturity option	32
guaranteed interest option	32
IRA	1
investment options	1,19
market adjusted amount	32

Page

market timing	9, 37
market value adjustment	33
maturity value	32
nonelective contribution	64
Online Account Access	9
partial withdrawals	42
portfolio	1
processing office	8
rate to maturity	32
Required Beginning Date	73
SAI	2
SEC	1
salary reduction contributions	58
SARSEP	2
SEP	1
SIMPLE IRA	64
TOPS	8
Trusteed contracts	2, 49
TSA	2, 57
Trusts	1, 78
unit	36
unit investment trust	78
variable investment options	1, 19

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

Prospectus	Contract or Supplemental Materials
fixed maturity options	Guarantee Periods or Fixed Maturity Accounts

variable investment options	Investment Funds or Investment Divisions

account value	Annuity Account Value

rate to maturity	Guaranteed Rates

guaranteed interest option	Guaranteed Interest Account

unit	Accumulation unit

unit value	Accumulation unit value

5

In this prospectus, we use a “series” number when necessary to identify a particular contract. We discuss four series of contracts. Once you have purchased a contract you can identify the EQUI-VEST® series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:

TSA, SEP, EDC, Annuitant-Owned HR-10 and Trusteed contracts.	series 100 This series is no longer available for new purchasers except in NJ and NY for Trusteed.
TSA, EDC, Annuitant-Owned HR-10, Trusteed, SEP and SARSEP contracts.

series 200

This series is available for new purchasers of Trusteed and Annuitant-Owned HR-10 contracts in all states except in NY and NJ. Also available for SEP and SARSEP contracts in MD, OR and WA.

This series is available for TSA and EDC to issue contracts to new participants in existing units for certain plans in a limited number of states.

SEP and SARSEP contracts in all states except in MD, OR and WA.	series 300
SIMPLE IRA contract approved in all states except OR, PA and PR.	series 400

6

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

7

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Equitable

EQUI-VEST®

Unit Annuity Lockbox

P.O. Box 13463

Newark, NJ 07188-0463

For TSA, governmental employer EDC and Corporate Trusteed loan repayments sent by regular mail:

Equitable

EQUI-VEST® Loan Repayments Lockbox

P.O. Box 13496

Newark, NJ 07188-0496

For contributions sent by express delivery:

Equitable

JPMorganChase

EQUI-VEST® Lockbox #13463

4 Chase Metrotech Center (7th Floor)

Brooklyn, NY 11245-0001

Telephone number to be listed on express mail packages

Attn: Extraction Supervisor, (718) 242-0716

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Equitable

EQUI-VEST® Processing Office

P.O. Box 4956

Syracuse, NY 13221-4956

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Equitable

EQUI-VEST® Processing Office

100 Madison Street, Suite 1000

Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

Reports we provide:

•	confirmation notices of financial transactions; and

•	quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.

Telephone operated program support (“TOPS”) and Online Account Access systems

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	rates to maturity for fixed maturity options; and

•	the daily unit values for the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

•	change your TOPS personal identification number (“PIN”) (through TOPS only) and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

•	elect the investment simplifier.

Under Online Account Access only you can:

•	make a loan payment (for TSA and EDC only);

•	elect to receive certain contract statements electronically;

•	change your address;

•	access “Frequently Asked Questions” and certain service forms; and

•	obtain performance information regarding the variable investment options.

8

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800)755-7777. You may use Online Account Access by visiting our website at www.equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.

Customer service representative:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at (800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

Toll-free telephone service:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	election of the automatic investment program (not applicable to all contracts);

(2)	election of the investment simplifier;

(3)	election of the automatic deposit service;

(4)	election of the rebalancing program;
(5)	election of required minimum distribution (“RMD”) automatic withdrawal option;

(6)	election of beneficiary continuation option (TSA, SEP, SARSEP, and SIMPLE IRA contracts only);

(7)	election of the optional Semester Strategies program (Series 100 and Series 200 TSA and EDC contracts only);

(8)	transfer/rollover of assets to another carrier;

(9)	request for a loan (ERISA and non-ERISA TSA if permitted by plan, governmental employer EDC (subject to state availability) and Corporate Trusteed contracts);

(10)	automatic transfer of the principal portion of loan repayments to your investment options according to your investment allocation instructions currently on file;

(11)	tax withholding election;

(12)	contract surrender and withdrawal requests; and

(13)	death claims.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	transfers among investment options;

(3)	change of ownership (when applicable); and

(4)	changes to the optional Semester Strategies program (Series 100 and Series 200 TSA and EDC contracts only).

We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act (“FATCA”) withholding could be required. See “Tax Information” later in this Prospectus.

To change or cancel any of the following we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	automatic investment program;

(2)	investment simplifier;

(3)	rebalancing program;

(4)	systematic withdrawals;

(5)	the date annuity payments are to begin; and

(6)	termination of the optional Semester Strategies program (Series 100 and Series 200 TSA and EDC contracts only).

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

9

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. For TSA, SEP, and SIMPLE IRA contracts we need the annuitant’s signature and in some cases the Plan Administrator’s signature if the Plan requires it.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

10

EQUI-VEST® contracts for employer-sponsored retirement plans at a glance — key features

Professional investment management	EQUI-VEST®’s variable investment options invest in different portfolios sub-advised by professional investment advisers.
Guaranteed interest option	• Principal and interest guarantees • Interest rates set periodically

Fixed maturity options

•   10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10 years (1 to 7 in Oregon).

•   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.

If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
Only available for contracts in states where approved.

Tax advantages	• On earnings inside the contract • On transfers inside the contract	No tax until you make withdrawals from your contract or receive annuity payments. No tax on transfers among investment options.

Because you are purchasing or contributing to an annuity contract to fund a tax-favored employer sponsored retirement arrangement, you should be aware that such contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” later in this prospectus.)
Contribution amounts	• $20 (minimum) each contribution • Maximum contribution limitations apply to all contracts.
In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age 81 and older at contract issue) under all EQUI-VEST® series contracts with the same owner or annuitant. Currently, we refuse to accept any contribution if the sum of all contributions under all of our annuity accumulation contracts of which you are the owner or under which you are the annuitant would total $2.5 million. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, see “How you can purchase and contribute to your contract” in “Contract features and benefits” later in this prospectus.
Access to your money

•   Partial withdrawals

•   Several periodic withdrawal options

•   Contract surrender

Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.

Payout options	• Fixed annuity payout options • Variable Immediate Annuity payout options (described in a separate prospectus for that option)

11

Additional features

•   Dollar cost averaging by automatic transfers

— Interest sweep option

— Fixed dollar option

•   Automatic investment program (not applicable to all contracts)

•   Account value rebalancing (quarterly, semiannually, and annually)

•   No charge on transfers among investment options

•   Waiver of withdrawal charge under certain circumstances

•   Minimum death benefit

•   Access to the optional Semester Strategies program (Series 100 and Series 200 TSA and EDC contracts only)

Fees and charges	• Please see “Fee Table” later in this prospectus for complete details.

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this prospectus, including the availability of all investment options, may vary in your state or at certain ages or under your investment method; all features and benefits may not be available in all contracts or in all states. Please see Appendix III later in this prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see “Your right to cancel within a certain number of days” in “Contract features and benefits” later in this prospectus for additional information.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other of our annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client’s age.

12

Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of contributions, or amounts withdrawn, depending on the contract and series (deducted if you surrender your contract or make certain withdrawals)(1)	6.00%

Charge for third-party transfer or exchange (for each occurrence)(2)	series 100 and 200: none
series 300 and 400: $65 (current and maximum)
(except for — series 400 SIMPLE IRA: which is $25)

Special services charges
• Wire transfer charge(3)	$90 (current and maximum)

• Express mail charge(3)	$35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

Charges we deduct from your account value on each contract date anniversary(4)
Annual administrative charge(5)

For series 100 and 200:	The lesser of $30 or 2% of your account value, plus any prior withdrawals during the contract year.

For series 300 and 400:	$65 maximum ($30 current)

Net Loan interest charge(6) — TSA, governmental employer EDC and Corporate Trusted contracts (calculated as a percentage of the outstanding loan amount and deducted at the time the loan repayment is received).	2.00%.

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate account annual expenses:	EQ/Common Stock Index EQ/Money Market Options		All Other Variable Investment Options
	Series 100	Series 200	Series 100	Series 200	Series 300	Series 400

Maximum mortality and expense risk(7)	0.65%	1.24%	0.50%	1.09%	1.10%	1.75%

	(currently	(currently				(currently

	0.56%)	1.15%)				1.10%)

Maximum other expenses(8)	0.84%	0.25%	0.84%	0.25%	0.25%	0.25%

					(currently	(currently

					0.24%)	0.24%)

Maximum total Separate Account A annual expenses	1.49%	1.49%	1.34%	1.34%	1.35%	2.00%

	(currently	(currently			(currently	(currently

	1.40%)	1.40%)			1.34%)	1.34%)

13

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(9)	Lowest 0.58%	Highest 1.93%

Notes:

(1)

Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal charge” in “Charges and expenses” later in this prospectus.

(2)	This charge will never exceed 2% of the amount disbursed or transferred.

(3)	Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your contract for more information.

(5)

For series 300 and 400 contracts, during the first two contract years, this charge, if it applies, is equal to the lesser of $30 or 2% of your account value plus any amount previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year.

(6)

We charge interest on loans under your contract but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans under TSA, governmental employer EDC and Corporate Trusteed contracts” under “Accessing your money” later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(7)	A portion of this charge is for providing the death benefit.

(8)	For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contract.

(9)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Examples

These examples are intended to help you compare the cost of investing in each type of EQUI-VEST® series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2019, which results in an estimated annual charge of 0.0538% of contract value.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

14

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in “Charges and expenses” later in this prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST® series 100 and 200 contracts —

For TSA, University TSA, SEP, SARSEP, EDC and Annuitant-Owned HR-10 contracts:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$897	$1,627	$2,379	$4,048	$349	$1,062	$1,797	$3,734
(b) assuming minimum fees and expenses of any of the Portfolios	$763	$1,228	$1,722	$2,726	$207	$639	$1,098	$2,366

EQUI-VEST® series 200 Trusteed contracts

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$897	$1,627	$2,379	$3,734	$349	$1,062	$1,797	$3,734
(b) assuming minimum fees and expenses of any of the Portfolios	$763	$1,228	$1,698	$2,366	$207	$639	$1,098	$2,366

EQUI-VEST® series 300 contracts

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$898	$1,630	$2,384	$3,744	$350	$1,065	$1,802	$3,744
(b) assuming minimum fees and expenses of any of the Portfolios	$764	$1,231	$1,703	$2,377	$208	$643	$1,103	$2,377

EQUI-VEST® series 400 contracts

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$962	$1,818	$2,687	$4,337	$418	$1,264	$2,124	$4,337
(b) assuming minimum fees and expenses of any of the Portfolios	$828	$1,425	$2,045	$3,058	$276	$848	$1,445	$3,058

Condensed financial information

Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2019.

15

1. Contract features and benefits

How you can purchase and contribute to your contract

The employer sponsoring the plan makes payments to us that we call “contributions.” These contributions purchase an annuity contract for your benefit. We can refuse to accept any application or contribution from your employer at any time, including after you purchase the contract. We require a minimum contribution amount of $20 for each type of contract purchased. If the total annual contributions to a TSA will be at least $200 annually, we may accept contributions of less than $20. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit the number of variable investment options which you may elect.

We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.

See “Tax information” later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We currently do not accept any contribution if (i) the aggregate contributions under one or more EQUI-VEST® series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue) or (ii) the aggregate contributions under all of our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on criteria we determine.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a “contract year.” The end of each 12-month period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

Contract type	Source of contributions	Limitations on contributions
SEP	• Employer. • Eligible rollover distributions from other traditional IRAs, 403(b) plans, qualified plans and governmental employer EDC plans.	• For 2020, annual employer contributions up to the lesser of $57,000 or 25% of employee compensation.
SARSEP

•   Employer-remitted employee salary reduction and/or nonelective employer contributions (pre-1997 plans only).

•   Additional “catch-up” contributions.

•   Eligible rollover distributions from other traditional IRAs, 403(b) plans, qualified plans and governmental employer EDC plans.

•   For 2020, annual employer contributions up to the lesser of $57,000 or 25% of employee compensation.

•   Maximum salary reduction contribution is $19,500 for 2020.

•   If plan permits, an individual at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction “catch-up” contributions.

SIMPLE IRA	• Employee salary reduction; employer match. • Additional “catch-up” contributions. • Rollover distributions or direct transfer distributions from other SIMPLE IRAs.

•   Salary reduction contributions up to $13,500 for 2020; employer matching contributions up to 3% of employee compensation.

•   If plan permits, an individual at least age 50 at any time during 2020 can make up to $3,000 additional salary reduction “catch-up” contributions.

16

Contract type	Source of contributions	Limitations on contributions
Unincorporated and Corporate Trusteed

•   Employer, including for self-employed.

•   Salary reduction 401(k) if plan permits.

•   Additional “catch-up” contributions.

•   Eligible rollover distributions from other qualified plans, 403(b) plans, governmental employer EDC plans and traditional IRAs, if permitted by the plan.

•   For 2020, maximum amount of employer and employee contributions is generally the lesser of $57,000 or 100% of compensation, with maximum salary reduction contribution of $19,500.

•   If employer’s plan permits, an individual at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction “catch-up” contributions.

TSA and University TSA

•   Employer-remitted employee salary reduction and/or various types of employer contributions.

•   Additional “catch-up” contributions.

•   Only if plan permits, “designated Roth” contributions under Section 402A of the Code.

•   Only if plan permits, direct plan-to-plan transfers from another 403(b) plan, or contract exchanges from another 403(b) contract under the same plan.

•   Only if plan permits, eligible rollover distributions from other 403(b) plans, qualified plans, governmental employer 457(b) plans and traditional IRAs.

•   For 2020, maximum amount of employer and employee contributions is generally the lesser of $57,000 or 100% of compensation, with maximum salary reduction contribution of $19,500.

•   If employer’s plan permits, an individual at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction “catch-up” contributions.

•   All salary reduction contributions (whether pre-tax or designated Roth) may not exceed the total maximum for the year. (For 2020, $19,500 and age 50 catch-up of $6,500.)

•   After lifetime required minimum distributions must start, rollover or direct transfer contributions must be net of any required minimum distributions.

•   Different sources of contributions and earnings may be subject to withdrawal restrictions.

EDC

•   Employer-remitted employee salary reduction and/or employer contributions.

•   For governmental employer EDC plans only, additional “age 50 catch-up” contributions.

•   For governmental employer EDC plans only and only if plan permits, “designated Roth” contributions under Sections 457 and 402A of the Code.

•   For governmental employer EDC plans only and only if plan permits, eligible rollover distributions from other governmental employer 457(b) plans, 403(b) plans, qualified plans and traditional IRAs.

•   Contributions subject to plan limits. Maximum contribution for 2020 is lesser of $19,500 or 100% of includible compensation.

•   If plan permits, an individual may make catch-up contributions for 3 years of service preceding plan retirement age; 2020 maximum is $39,000.

•   If governmental employer 457(b) plan permits, an individual at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction “catch-up” contributions. This must be coordinated with the “catch-up” contributions for 3 years of service preceding plan retirement age.

IRA funding.  The contracts we issue to fund SEP, SARSEP and SIMPLE IRA programs are individual retirement annuities, or “IRAs.” Internal Revenue Service (“IRS”) rules for traditional IRA also generally apply to those programs.

See “Tax information” later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see “Dates and prices at which contract events occur” in “More information” later in this prospectus. Please review your contract for information on contribution limitations.

17

Contributions to SARSEP, Corporate Trusteed, Certain HR-10, TSA and EDC contracts

We no longer offer the EQUI-VEST® contracts under SARSEP, Corporate Trusteed, Annuitant-Owned HR-10, TSA and EDC plans, except as noted below:

•

If you established a SARSEP before 1997, you may continue to make contributions for existing and new employees under salary reduction arrangements. We will issue a contract to each participating employee for whom a contract has not previously been issued.

•

If you are an incorporated employer and already have a retirement plan funded by the EQUI-VEST® contracts, we will enroll new employees under your contract and accept contributions for existing employees.

•

If you established an HR-10 plan where EQUI-VEST® contracts are owned by the annuitant, rather than by a trustee, we will offer Annuitant-Owned HR-10 contracts to new employees and continue to accept contributions for all participating employees.

•	If your retirement plan is qualified under section 401(a) of the Internal Revenue Code and is sponsored by a state or local governmental entity.

•	If your TSA or EDC unit was established as a specially-priced unit, we will issue a contract to new participants under such units and continue to accept contributions for existing contracts.

•	The TSA contract is no longer available for establishing new units for Texas ORP plans or for new participants in existing plans.

Owner and annuitant requirements

For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE IRA, TSA, University TSA and Annuitant-Owned HR-10.

The trustee under Trusteed HR-10 corporate retirement and governmental plans is the owner of the contract. In each case, the employee is the annuitant. We do not act as trustee for these plans. Only Trusteed contracts may be sold in Puerto Rico and the tax aspects that apply to such contracts may differ from those described in this prospectus. We require owners of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.–source income.

For governmental employer EDC contracts, the employer or a trust must be the owner and the employee must be the annuitant. For tax-exempt employer EDC contracts, the employer must be the owner and the employee must be the annuitant.

Annuitant is the measuring life for determining annuity benefits.

How you can make your contributions

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to “Equitable.” We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. Also, we do not accept starter checks or traveler’s checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain SEP and KEOGH plans, additional contributions may be made by our automatic investment program. The methods of payment are discussed in detail in “About other methods of payment” in “More information” later in this prospectus.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to Equitable Advisors, LLC (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers.” If Equitable Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If Equitable Advisors receives your application within this timeframe, Equitable Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while Equitable Advisors ensures that your application is complete and suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority (“FINRA”) time requirements. Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If additional contributions are permitted under the plan or contract, you may generally make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

18

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur in “More information” later in this prospectus.

What are your investment options under the contract?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you select. See “Selecting your investment method” later in this prospectus.

Variable Investment Options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and to limit the number of variable investment options you may elect.

You can choose from among the variable investment options, the guaranteed interest option and fixed maturity options, subject to certain restrictions.

19

Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a certificate owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer certificate owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to certificate owners and/or suggest that certificate owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your certificate. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity

20

exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in certificates with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract and certificate and cert owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(++) – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Class B	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Class B	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Class B	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND(*)(1)	Class A	Seeks to achieve high total return through a combination of current income and capital appreciation.	• Equitable Investment Management Group, LLC • Brandywine Global Investment Management, LLC • Loomis, Sayles & Company, L.P. • AXA Investment Managers, Inc.
EQ/MODERATE ALLOCATION	Class A	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Class B	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓

21

EQ Premier VIP Trust(++) – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
TARGET 2015 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2025 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Class IB	Seeks to achieve total return from long-term capital appreciation and income.	• Equitable Investment Management Group, LLC • DoubleLine Capital LP
1290 VT EQUITY INCOME	Class IB	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Equitable Investment Management Group, LLC • Barrow, Hanley, Mewhinney & Strauss LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Class IB	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT HIGH YIELD BOND	Class IB	Seeks to maximize current income.	• Equitable Investment Management Group, LLC • AXA Investment Managers, Inc. • Post Advisory Group, LLP
1290 VT SMALL CAP VALUE(*)(2)	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Horizon Kinetics Asset Management LLC

22

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT SMARTBETA EQUITY(*)(3)	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • AXA Rosenberg Investment Management, LLC
1290 VT SOCIALLY RESPONSIBLE	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC
EQ/400 MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓
EQ/500 MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓
EQ/2000 MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓
EQ/AB DYNAMIC MODERATE GROWTH	Class IB	Seeks to achieve total return from long-term growth of capital and income.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC	Δ
EQ/AB SMALL CAP GROWTH	Class IA	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY(*)(4)	Class IB	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/ALL ASSET GROWTH ALLOCATION(*) (5)	Class IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE(*)(6)	Class IB	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BALANCED STRATEGY	Class IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/BLACKROCK BASIC VALUE EQUITY	Class IB	Seeks to achieve capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC
EQ/CAPITAL GROUP RESEARCH(*)(7)	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Capital International, Inc.

23

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/CLEARBRIDGE LARGE CAP GROWTH	Class IB	Seeks to achieve long-term capital growth.	• Equitable Investment Management Group, LLC • ClearBridge Investments, LLC
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Class IB	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • ClearBridge Investments, LLC	✓
EQ/COMMON STOCK INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CONSERVATIVE GROWTH STRATEGY	Class IB	Seeks current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE STRATEGY	Class IB	Seeks a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE BOND INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EMERGING MARKETS EQUITY PLUS	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • EARNEST Partners, LLC
EQ/EQUITY 500 INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500 Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC

24

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Class IB	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisers, Inc.	✓
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Franklin Mutual Advisers, LLC	✓
EQ/GLOBAL BOND PLUS	Class IB	Seeks to achieve capital growth and current income.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Wells Fargo Asset Management (International), Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Class IB	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc. • Invesco Advisers, Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/INTERMEDIATE GOVERNMENT BOND	Class IA

Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond

Index.

• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

25

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   Equitable Investment Management Group, LLC

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Class IA	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Class IB	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	Class IB	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL(*)(8)	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Class IB	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.

26

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/JANUS ENTERPRISE(*)(9)	Class IB	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP CORE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Capital International, Inc. • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Class IB	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   Equitable Investment Management Group, LLC

•   BlackRock Investment Management, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

27

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Class IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC
EQ/LOOMIS SAYLES GROWTH	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	Class IB	Seeks to achieve capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE(*)(10)	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MFS MID CAP FOCUSED GROWTH	Class IB	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MFS UTILITIES SERIES	Class IB	Seeks to achieve total return.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)

28

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/MID CAP VALUE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term capital appreciation with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Wellington Management Company, LLP	✓
EQ/MODERATE GROWTH STRATEGY	Class IB	Seeks long-term capital appreciation and current income, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MONEY MARKET(†)	Class IA	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• Equitable Investment Management Group, LLC
EQ/MORGAN STANLEY SMALL CAP GROWTH(*)(11)	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO GLOBAL REAL RETURN	Class IB	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Class IB	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	Class IA	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company, LLC

29

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/SMALL COMPANY INDEX	Class IB	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	Class IB	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Class IB	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company, LLP
MULTIMANAGER AGGRESSIVE EQUITY	Class IA	Seeks to achieve long-term growth of capital.

•   AllianceBernstein L.P.

•   Equitable Investment Management Group, LLC

•   ClearBridge Investments, LLC

•   1832 Asset Management U.S., Inc.

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	Class IB	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• Equitable Investment Management Group, LLC • BlackRock Financial Management, Inc. • DoubleLine Capital L.P. • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. HIGH YIELD FUND	The fund’s investment objective is total return, comprised of current income and capital appreciation.	• Invesco Advisers, Inc. • Sub-Adviser: Invesco Canada Ltd.
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

30

American Funds Insurance Series® – Class 4 Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
BOND FUND	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	• Capital Research and Management Company

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

MFS® Variable Insurance Trusts – Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

VanEck VIP Trust – S Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation
(†)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	Formerly known as AXA Premier VIP Trust.
(*)

The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option’s Former Name

(1)	Charter Multi-Sector Bond

(5)	All Asset Growth-Alt 20

(7)	EQ/Capital Guardian Research

(8)	EQ/Oppenheimer Global

(10)	EQ/MFS International Value
(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	Charter Small Cap Value	1290 VT Small Cap Value

(3)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

(4)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

(6)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(7)	EQ/UBS Growth and Income	EQ/Capital Guardian Research

(9)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(11)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 628-6673.

31

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in “More information” later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the contract,

(2)	the annual minimum guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending on certain factors, including the type and series of your contract and when the allocation is made. An exception to this approach applies to Corporate Trusteed contracts and EDC contracts issued to government employees in New York whose EQUI-VEST® funding arrangements became effective on and after July 1, 1989. Generally, we assign an interest rate to the total amounts invested in Corporate Trusteed and EDC contracts issued to government employees in New York regardless of when allocations were made to the guaranteed interest option.

The annual minimum guaranteed interest rate for 2020 ranges from 1.00% to 4.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for Corporate Trusteed contracts and Keogh Trusteed contracts). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state and to your contract series.

Fixed maturity options

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option.

These amounts become part of a non-unitized separate account. They will accumulate interest at the “rate to maturity” for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the “fixed maturity amount.” Your financial professional can provide your state’s approval status. For contracts issued in New York, see “Charges and expenses” for information on withdrawal charges when amounts are allocated to the fixed maturity options.

Fixed maturity options generally range from one to ten years to maturity.

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option’s “maturity value.” Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your “market adjusted amount.”

Fixed maturity options and maturity dates.  We currently offer fixed maturity options ending on June 14th for maturity years ranging from one through ten (seven in Oregon). Not all of these fixed maturity options will be available for annuitants ages 76 and older. See “Allocating your contributions.” As fixed maturity options expire, we expect to add maturity years so that generally ten (seven in Oregon) fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

•	you previously allocated a contribution or made a transfer to the same fixed maturity option; or

•	the rate to maturity is 3%; or

•	the fixed maturity option’s maturity date is within 45 days; or

•	the fixed maturity option’s maturity date is later than the date annuity payments are to begin.

Your choices at the maturity date.  We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in “Allocating your contributions” would apply:

(a)	transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

32

(b)	subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option’s maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see “About our fixed maturity options” in “More information” later in this prospectus. We may change our procedures in the future.

Market value adjustment.  If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)	the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)	the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in “More information” later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

Selecting your investment method

Subject to any employer plan limitations, you must choose one of the following two methods for selecting your investment options:

•

Maximum investment options choice.  Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

•	Maximum transfer flexibility. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

Temporary removal of transfer restrictions that apply to the investment methods.  From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the “Maximum investment options choice” method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group “A.” If you elect the “Maximum transfer flexibility” method, for a limited time you will be able to use the fixed income variable investment options listed in group “B” as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the “Maximum investment options choice” method, limits on transfers out of the guaranteed interest option will again apply. If you elect the “Maximum transfer flexibility” method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under “Maximum transfer flexibility” can remain in these options.

Variable investment options

A

•	Guaranteed Interest Option

Domestic Equity

•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/American Century Mid Cap Value(2)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(1)(2)
•	EQ/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Equity 500 Index
•	EQ/Fidelity® Institutional AM® Large Cap
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Invesco Comstock
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Loomis Sayles Growth
•	EQ/MFS® Mid Cap Focused Growth(1)
•	EQ/MFS® Technology
•	EQ/MFS® Utilities
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Technology
•	VanEck VIP Global Hard Assets

33

International/Global

•	1290 VT SmartBeta Equity(2)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Global(1)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Lazard Emerging Markets Equity
•	EQ/MFS® International Growth
•	EQ/MFS® International Intrinsic Value(1)

Asset Allocation

•	1290 VT DoubleLine Dynamic Allocation
•	EQ/AB Dynamic Moderate Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(2)
•	EQ/All Asset Growth Allocation(1)
•	EQ/Balanced Strategy
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

B

Fixed income

•	1290 VT High Yield Bond
•	American Funds Insurance Series® Bond Fund
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Global Bond PLUS
•	EQ/Intermediate Government Bond
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	Invesco V.I. High Yield
•	Ivy VIP High Income
•	Multimanager Core Bond

(1)

This is the variable investment option’s new name. Please see “Portfolios of the Trusts” earlier in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” earlier in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

Fixed maturity options

The fixed maturity options are only available in states where approved. Transfer restrictions apply as indicated above under “Fixed maturity options and maturity dates.”

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group “B” investment option. Please note that if you select the “Maximum transfer flexibility” method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the “Maximum investment options choice” method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the “B” investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the “Maximum transfer flexibility” method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the “Maximum investment options choice” investment method.

Please note that under Trusteed contracts your employer or the plan trustee will select the investment method available to the participant. Under all other contracts, you may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the “Maximum investment options choice” investment method.

A participant is an individual who participates in an employer’s plan funded by an EQUI-VEST® contract. The participant is also the annuitant.

ERISA considerations for employers

If you are an employer and your plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”) Section 404(c), you or your plan trustee must make sure that the investment options chosen for your plan constitute a broad range of investment choices as required by the Department of Labor’s (“DOL”) regulation under ERISA Section 404(c). See “Tax information” later in this prospectus.

Allocating your contributions

Once you have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in “Determining your contract’s value” later in this prospectus.

34

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocation under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors’ financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, your should speak with him/her regarding any different arrangements that may apply.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this “free look” period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions, without interest. For contracts issued to fund SEPs, SARSEPs or SIMPLE IRAs that are returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.

We may require that you wait six months before you apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

See Appendix III for any state variations.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information” later in this prospectus for possible consequences of cancelling your contract.

35

2. Determining your contract’s value

Your account value and cash value

Your “account value” is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan under a TSA, governmental employer EDC or Corporate Trusteed contract, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in “Charges and expenses” later in this prospectus.

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge, and (iii) under a TSA, governmental employer EDC or Corporate Trusteed contract, any outstanding loan plus accrued interest.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge or third-party transfer or exchange charge and plan operating expense charge for TSAs will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

Your contract’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

Your contract’s value in the fixed maturity options

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

Insufficient account value

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract.

36

3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•	You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

•	You may not transfer to a fixed maturity option in which you already have value.

•	You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

•	You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

•	If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

•

If you choose the “Maximum investment options choice” method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

•

If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the “Maximum investment options choice” method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the “Disruptive transfer activity” section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)	the contract number,

(2)	the dollar amounts to be transferred, and

(3)	the investment options to and from which you are transferring.

Under Trusteed and EDC contracts, you or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

We will confirm all transfers in writing.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs

37

as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Automatic transfer options

Investment simplifier

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.  Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the

38

date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under “Transferring your account value.”

Interest sweep.  Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.  Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep option, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. We may waive this $5,000 requirement. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

For TSA, Corporate Trusteed and certain governmental employer EDC contracts with outstanding loans only, on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the Loan Reserve Account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See “Loans under TSA, governmental employer EDC and Corporate Trusteed contracts” in “Accessing your money” later in this prospectus.)

39

Optional Semester Strategies program (For Series 100 and Series 200 TSA and EDC contracts only)

Subject to regulatory approval, the Company will offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services. If available under your employer’s plan, you may generally enroll in SWBC’s model portfolio and investment advisory services program (the “Program”) to manage your account value. The Program will allocate your account value among the variable investment options, guaranteed interest option and Segments in the Structured Investment Option based on your set time horizon, risk tolerance and investment return objectives derived by SWBC from information you provide to SWBC. For more information about the Structured Investment Option, please see the Structured Investment Option prospectus. To see if the Program is available in your state, please contact your financial professional.

Under the Program, SWBC will assign you to a specific Program model portfolio (“Model Portfolio”) based, in part, on the age you plan to retire (the “Planned Retirement Age”) which cannot be later than the maturity date under the contract and the Model Portfolio strategy you select. There are currently two Model Portfolio strategies available: Semester Strategies and Semester Strategies Plus. You can generally change from Semester Strategies to Semester Strategies Plus at any time. You cannot, however, move from Semester Strategies Plus to Semester Strategies. You can also generally change your Planned Retirement Age at any time by providing the new retirement age to SWBC.

When you enroll in the Program, your allocation instructions for future contributions will be changed to the Model Portfolio you are assigned to by SWBC as of the date we process your enrollment request. In addition, your entire account value will be rebalanced or reallocated periodically according to the Model Portfolio’s allocations. Amounts in variable investment options, including the Segment Type Holding Accounts, and guaranteed interest options will be rebalanced according to the Model Portfolio’s allocations monthly, generally on the first Friday of every month (each a “Semester Strategies Rebalance Date”) and amounts in a Segment will be reallocated according to the Model Portfolio’s allocations when that Segment matures (each a “Semester Strategies Reallocation Date”). Amounts rebalanced or reallocated into new Segments will be placed in the applicable Segment Type Holding Accounts. Because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio’s allocations at certain points in time if you have account value in Segments.

On an annual basis, the Program will determine if you will transition or “glide” from one Model Portfolio to the next

Model Portfolio based on your birthdate and the number of years remaining until your Planned Retirement Age currently on file. If a glide is scheduled to occur, your allocation instructions for future contributions will be changed to the new Model Portfolio allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according that new Model Portfolio’s allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates. You will receive notice of an upcoming glide. The automatic glide feature is part of the Program and cannot be modified. If you do not want to glide from the current Model Portfolio to the next Model Portfolio, you will have to change your Planned Retirement Age prior to your birthdate. Once you reach your Planned Retirement Age, you will glide to the post-retirement Model Portfolio for purposes of the Program and thereafter you will no longer glide to a different Model Portfolio as you continue to age.

SWBC will generally review the Model Portfolios on an annual basis and may review them more frequently based on market conditions. You will receive notice of any changes in the Model Portfolio allocations. You may decide to opt out of the changes by terminating your participation in the Program and becoming self-directed prior to your account value being rebalanced and reallocated as applicable according to the new Model Portfolio allocations. If you do not opt out, on the date of the proposed change your allocation instructions for future contributions will be changed to the Model Portfolio’s new allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according to that Model Portfolio’s new allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates.

To participate in the Program, you are required to use the Maximum investment options choice method. If you elected the Maximum transfer flexibility method before enrolling in the Program, you will be switched to the Maximum investment options choice method when you enroll in the Program. In addition, when you enroll in the Program, any current automated transfer programs, including dollar cost averaging, special dollar cost averaging and asset rebalancing, will be unavailable and/or terminate and you will not be able to establish any new program(s) while you participate. In addition, if you invested in the Structured Investment Option and specified a Performance Cap Threshold and/or provided Segment maturity instructions, those elections will be changed when you enroll in the Program. For more information about the Structured Investment Option, please see the Structured Investment Option prospectus.

When you enroll in the Program, we will pay SWBC’s advisory services fee on your behalf.

You may terminate the Program and become self-directed at any time by completing the necessary termination form or by contacting your financial professional. You can also terminate your participation in the Program by logging into

40

your account at www.equitable.com or contacting one of our customer service representatives at (800) 628-6673. If you request to change your future allocation instructions or make a transfer from one investment option to another, your participation in the Program will terminate and you will become self-directed. Once terminated, we reserve the right to not permit you to re-enroll in the Program. If the Program terminates for any reason, you will be self-directed and, therefore, you will no longer receive model portfolio or investment advisory services from SWBC. We can also terminate the Program at any time and for any reason. If we terminate the Program you will become self-directed. We do not provide investment advice. Please note that if you were switched from the Maximum transfer flexibility method to the Maximum investment options choice method when you enrolled in the Program you will not be automatically switched back to the Maximum transfer flexibility method if your participation in the Program terminates. Likewise, if any automated programs, a Performance Cap Threshold or Segment maturity instructions were terminated when you enrolled in the Program, those automated programs, Performance Cap Thresholds or special maturity instructions will not automatically resume; you will need to provide us with new instructions regarding which automated programs that you wish to re-enroll in, any Performance Cap Threshold you wish to set and any new Segment maturity instructions you want to use.

Please note:

•	Your Planned Retirement Age cannot be later than the maturity date under your contract.

•

If you have current investments in the Structured Investment Option, you may not be eligible to participate in the Program if your current Structured Investment Option allocations are higher than the Model Portfolio allocations to the Structured Investment Option would be based on the information you provided SWBC.

•	You cannot move from Semester Strategies Plus to Semester Strategies.

•	If you change your future allocations or transfer account value from one investment option to another, your participation in the Program will terminate and you will become self-directed.

•	When you enroll in the Program, you will not be able to establish a new automated rebalancing program and any current automated rebalancing program will terminate.

•

The Program will rebalance and reallocate your account value generally according to the Model Portfolio allocations; however, because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio allocations at certain points in time if you have account value in Segments.

For additional information or to enroll in the Program, contact your financial professional or one of our customer service representatives. The Program may not be available to all plans, all contracts, all certificates, in all states or through all financial intermediaries.

41

4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see “Tax information” later in this prospectus.

Method of Withdrawal

Contract	Partial withdrawal	Systematic	Minimum distribution
SEP/SARSEP	yes	yes	yes
SIMPLE IRA	yes	yes	yes
Corporate and KEOGH Trusteed	yes(2)(3)	no	yes(3)
TSA	yes(1)(2)(3)	yes(1)(2)(3)	yes(2)
University TSA	yes(1)(3)	yes(1)(3)	yes
EDC	yes(1)(2)(3)	yes(1)(2)(3)	yes(2)(3)
Annuitant-Owned HR-10	yes(3)	yes(3)	yes
(1)	Only if the contract is not subject to withdrawal restrictions.
(2)	Only if there are no outstanding loans.
(3)	Requires or may require Plan Administrator’s approval. See “Tax information” later in this prospectus.

Partial withdrawals and terminations

Subject to the terms of the Plan, your contract and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your contract at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See “10% free withdrawal amount” in “Charges and expenses” later in this prospectus. Depending on your contract, amounts withdrawn may be subject to applicable tax charges.

Systematic withdrawals

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)

Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)

Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)

You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or (2).

You may elect systematic withdrawals under TSA and governmental employer EDC contracts if:

•	your plan or program permits it;

•	the contract is not subject to withdrawal restrictions; and

•	the contract does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

42

Lifetime minimum distribution withdrawals

(See “Tax information” later in this prospectus)

We offer our “required minimum distribution automatic withdrawal option” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to “Required minimum distributions” under “Tax information” later in this prospectus for your specific type of retirement arrangement.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals, which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our required minimum distribution automatic withdrawal option in the year in which you reach age 70½, or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our RMD automatic withdrawal option in the year in which you reach age 72, or in any later year.

In all cases, your election will be subject to the terms of the plan, if applicable. You should consider whether you must begin taking lifetime required minimum distributions based on your birthdate and whether you have retired from service with the employer sponsoring the plan. See the discussion of lifetime required minimum distributions under “Tax Information” later in this prospectus.

To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

The RMD automatic withdrawal option does not generate required minimum distribution payments during the first year. Therefore, if you are making a rollover or transfer contribution to the contract after age 72 (or age 70 1/2 if applicable), you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount.

For tax-exempt employer EDC contracts, this election may not be revoked. For TSA and governmental employer EDC contracts, you may not elect the minimum distribution option if you have an outstanding loan under a contract.

If you purchased your EQUI-VEST® TSA via a direct transfer of funds from another 403(b) plan or arrangement and we were informed at the time of your purchase of the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. This rule also applies if you purchased your EQUI-VEST® TSA before December 31, 1986. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 72 (or age 70 1/2 if applicable) or retiring.

Distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 contracts are issued, are subject to the provisions of the plan document. Similar rules apply in the case of a 403(b) plan.

For contracts subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 72 (or age 70 1/2 if applicable) (if you have not begun your annuity payments before that time).

Hardship withdrawals from qualified plans and TSAs

Generally, in order to receive a hardship withdrawal or, for EDC plans, an “unforseeable emergency” withdrawal (special federal income tax definitions), you must meet certain criteria and have your request approved by your plan. For more information, see “Withdrawal restrictions” under “Tax information” later in this prospectus.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

Automatic deposit service

If you are receiving required minimum distribution payments from a TSA, SEP, SARSEP or SIMPLE IRA contract you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA, SEP, SARSEP or SIMPLE IRA contract directly into an existing EQUI-VEST® NQ or ROTH IRA or an existing EQUI-VEST® ExpressSM NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

43

Loans under TSA, governmental employer EDC and Corporate Trusteed contracts

If the plan permits, loans are available under a qualified plan, 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract, a contract issued under a governmental employer 457(b) EDC plan or Corporate Trusteed contract. Loans under governmental employer 457(b) EDC plans may not be available in all states. Loans are not available under University TSA contracts. We do not permit loans under any contract or certificate when the required minimum distribution automatic withdrawal option has been elected. Also, we reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or the plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain Corporate Trusteed and certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the contract and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix III later in this prospectus for any state rules that may affect loans from a TSA, governmental employer EDC or Corporate Trusteed contract.

We permit only one loan to be outstanding at any time.

A loan will not be treated as a taxable distribution unless:

•	it exceeds limits of federal income tax rules; or

•	interest and principal are not paid when due; or

•	in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future. Loans are discussed further in “Tax Information” later in this prospectus.

Loan reserve account.  On the date your loan is processed, we will transfer to a “loan reserve account” an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the “loan reserve account rate” while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). You may not make any partial withdrawals or transfers among investment options or other transaction from the loan reserve account until after repayment of the principal amount then due. You may specify on the loan request form from which investment option(s) the loan reserve account will be funded.

The “loan reserve account rate” will equal the loan interest rate minus a maximum rate of 2%. This excess of the interest rate that we charge is also referred to as the “net loan interest charge.” See the “Fee table” for more information.

Repaying a loan. When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. You can repay a loan through payroll deduction, Online Account Access or by personal check. Loan repayments must be made quarterly, unless you enroll through Online Account Access for monthly systematic repayments (not available for contracts owned by a corporate trustee). You can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. You can repay your loan in full, including interest due, at any time (by bank check or money order only). In very limited specified circumstances concerning leaves of absence, and upon our receipt of the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See “Tax information” later in this prospectus.

Texas ORP participants

(The contract is no longer available for new plans or for new participants to existing plans)

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

•	turning age 70 1/2; or

•	death; or

•	retirement; or

•	termination of employment in all Texas public institutions of higher education.

44

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer’s first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

Termination

We may terminate your contract and pay you the account value if:

(1)	your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)	you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)	you have not made any contributions within 120 days from your contract date; or

(4)	we pay the death benefit under your contract.

We will deduct the amount of any outstanding loan balance (including any unpaid interest) and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon contract termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Your annuity payout options

Deferred annuity contracts such as EQUI-VEST® provide for conversion to payout status at or before the contract’s

“maturity date.” This is called annuitization. When your contract is annuitized, your EQUI-VEST® contract and all its benefits terminate and will be converted to a supplemental payout annuity contract (“payout option”) that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST® contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

EQUI-VEST® offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Also, you may elect the frequency in which you will receive payments. Restrictions may apply, depending on the type of contract you own or the annuitant’s age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

Annuity payout options

Fixed annuity payout options	• Life annuity(1) • Life annuity with period certain(1) • Life annuity with refund certain(1) • Period certain annuity
Variable Immediate Annuity payout options (as described in a separate prospectus for this option)	• Life annuity (not available in New York) • Life annuity with period certain(1)
(1)	not available for governmental employer EDC Plans in New York

•

Life annuity:  An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

•

Life annuity with period certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy or the joint life expectancy of the annuitant and the joint annuitant.

45

•

Life annuity with refund certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

•

Period certain annuity:  An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant’s life expectancy. This option does not guarantee payments for the rest of the annuitant’s life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity. This is the only form of annuity for annuitants in governmental employer EDC plans in New York. Life annuity payout options are not available for governmental employer EDC plans in New York.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life and, after the annuitant’s death, payments continue to the survivor. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under qualified plans and certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

Fixed annuity payout options

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

Variable Immediate Annuity payout options

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST® contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract’s maturity date. Your contract’s maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant’s 85th birthday. This may be different in some markets.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts such (as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payment, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen, and whether it is fixed or variable;

(3)	in the case of a life annuity, the annuitant’s age (or the annuitant’s and joint annuitant’s ages); and

(4)	in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix III later in this prospectus for state variations.

46

5. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risk charge.

•	A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	On the last day of the contract year an annual administrative charge, if applicable.

•	Charge for third-party transfer or exchange (for series 300 and 400 only).

•	Charges for certain optional special services.

•	At the time you make certain withdrawals or surrender your contract, or your contract is terminated — a withdrawal charge.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See “Variations in charges” below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Charges under the contracts

Mortality and expense risks charge

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of the net assets in each variable investment options as follows:

	EQ/Common Stock Index, EQ/Money Market Options		All Other Variable Investment Options
	series 100	series 200	series 100	series 200	series 300	series 400
current	0.56%	1.15%	0.50%	1.09%	1.10%	1.10%
maximum	0.65%	1.24%	0.50%	1.09%	1.10%	1.75%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

Charge for other expenses

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual percentage of the net assets in each variable investment option as follows:

Series 100 — 0.84%

•	0.60% reimburses us for research and development costs plus administrative expenses not covered by the annual administrative charge.

•	0.24% reimburses us for the cost of financial accounting services we provide under the contracts.

Series 200, 300 and 400 — 0.25%

•

0.25% reimburses us for expenses and financial accounting services we provide under the contracts; however, for series 300 and 400, we currently charge 0.24% for all the variable investment options except EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

Maximum total charges:  Under series 100 and 200 contracts for the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses

47

may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

Total Separate Account A annual expenses (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of: (i) 2.00% for series 400 contracts; (ii) 1.35% for series 300 contracts; and (iii) 1.49% for series 100 and 200 contracts for the EQ/Common Stock Index, and EQ/Money Market options; and (iv) for series 100 and 200 contracts an annual rate of 1.34% for all the other options except for those in (iii).

Annual administrative charge

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option or the annuitant dies during the contract year.

Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year — currently $20,000 for SEP, SARSEP, and SIMPLE IRA contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200 contracts, the charge is equal to $30 or if less, 2% of the current account value plus any amount previously withdrawn during that contract year.

For SEP, SARSEP, Unincorporated Trusteed and Annuitant-Owned HR-10 contracts, if at the end of any contract year your account value is at least $10,000, we will waive the annual administrative charge.

For TSA, University TSA, EDC and Corporate Trusteed contracts the annual administrative charge is waived if the account value is at least $25,000 at the end of the contract year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST® contract/certificate having an account value that, when combined with the account value of other EQUI-VEST® contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST® contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

Charge for third-party transfer

Under series 300 and 400 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party. A third-party transfer is where you ask us to directly transfer or roll over funds from your contract to a permissible funding vehicle offered by another provider, or to another eligible plan. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or rollover, except for series 400 SIMPLE IRA. For series 400 SIMPLE IRA, a charge of $25 applies for each direct transfer or rollover. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

Withdrawal charge

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See “About our fixed maturity options” in “More information” later in this prospectus.

We may also reduce the withdrawal charge in order to comply with any state law requirement. See “Contracts issued in New York —fixed maturity options” below.

Withdrawal charge for series 300 and 400 contracts

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

•	the account value after any withdrawal charge has been imposed, or

•

the 10% free withdrawal amount plus the contributions made before the current and five prior contract years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees.

48

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.  Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

Death or purchase of annuity.  The withdrawal charge does not apply if:

•	the annuitant dies and a death benefit is payable to the beneficiary.

•

we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity payout option or a non-life annuity with a period certain for a term of at least ten years.

Disability, terminal illness, or confinement to nursing home.  The withdrawal charge also does not apply if:

(i)	the annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)	we receive proof satisfactory to us (including certification by a licensed physician) that the annuitant’s life expectancy is six months or less; or

(iii)

the annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, with respect to a contribution if the condition as described in (i), (ii) or (iii) above existed at the time the contribution was remitted or if the condition began within the 12 month period following remittance.

Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

For SEP, SARSEP and SIMPLE IRA contracts the withdrawal charge also does not apply:

•	after six contract years if the annuitant is at least age 59 1/2; or

•	if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

Withdrawal charge for series 100 and 200 contracts

When withdrawal charges do not apply

•

10% free withdrawal amount.  No withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For Trusteed, EDC (subject to state availability) and TSA contracts, this free withdrawal amount is available starting in the first contract year. For EDC (in certain states), SEP and SARSEP contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 59 1/2. (Currently, we are waiving this restriction.)

For Trusteed contracts.  The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations, we will pay you the greater of the following up to a maximum of the account value:

•	the account value after any withdrawal charge has been imposed and after deducting the amount of any loan balance and accrued interest, or

•

the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. For series 200 contracts issued for annuitants age 60 or older on the contract date this percentage will be 95% in the fifth contract year.

49

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

For Trusteed contracts the withdrawal charge does not apply if:

•	The annuitant dies and a death benefit is made available to the beneficiary.

•	We receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

•	The contract owner has completed at least five contract years and the annuitant has reached age 59 1/2.

•	We receive a request for the refund of an excess contribution within one month of the date the contribution is made.

•

In addition, for Corporate Trusteed contracts, the withdrawal charge does not apply if the annuitant has reached age 59 1/2 and has retired or employment has been terminated, no matter how many contract years have been completed.

For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts.  The withdrawal charge equals a percentage of the amount withdrawn and may apply to any TSA and governmental employer EDC defaulted loans. The withdrawal charge equals a percentage of the amount of any such defaulted loans. Whether a withdrawal charge applies, and the percentage that applies, is determined using the same conditions that apply to withdrawals from your contract. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

Contract Year(s)	Charge
1 through 5	6%(1)
6 through 8	5
9	4
10	3
11	2
12	1
13 and later	0
(1)	This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

The withdrawal charge does not apply in the circumstances described below.

No withdrawal charge applies under SEP, SARSEP, TSA, EDC or Annuitant-Owned HR-10 contracts if:

•	after five contract years the annuitant is at least age 59 1/2; or

•	you request a refund of an excess contribution within one month of the date on which the contribution is made; or

•	the annuitant dies and the death benefit is made available to the beneficiary; or

•

after five contract years the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant’s age 59 1/2 and allows no prepayment; or

•	after three contract years the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

•	the amount withdrawn is applied to the election of a life contingent annuity payout option. (This form of payment is not available for annuitants in governmental employer EDC Plans in New York); or

•

the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant’s life expectancy, that allows no prepayment. (This is the only form of payment available for annuitants in governmental employer EDC plans in New York.)

No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:

•	the annuitant has completed at least five contract years, has reached age 55 and has separated from service.

No withdrawal charge applies under a SEP contract funding SARSEP arrangements if:

•

the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer’s failure to meet the Internal Revenue Code’s requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which you were notified of such disallowance; or

•

the amount withdrawn is an “excess contribution” (as such term is defined in Section 408(k)(6)(C)(iii) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which the excess contributions were made; or

•

the amount withdrawn is an “excess deferral” (as such term is defined in Section 402(g)(2) of the Internal Revenue Code), plus or minus any gain or loss and the request for withdrawal is made by April 15th of the calendar year following the calendar year in which such excess deferrals were made.

50

The tax consequences of withdrawals are discussed under “Tax information.”

NY EDC plans.  (No longer available for new plans or for new participants to existing plans) As a result of regulations which apply to EDC plans of governmental employers in New York (“NY EDC plans”), EQUI-VEST® contracts funding NY EDC plans contain special provisions that apply to all NY EDC plans whose EQUI-VEST® funding arrangements became effective or were renewed on or after July 1, 1989.

These provisions permit the automatic termination of all contracts issued in connection with a NY EDC plan five years after the effective date (or any renewal date) of its EQUI-VEST® funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer or plan trustee and us, the period may be shorter than five years. A decision to permit the automatic termination of all contracts would result in the transfer of each contract’s account value to a successor funding vehicle designated by the employer.

The employer sponsoring a NY EDC plan or plan trustee can renew the EQUI-VEST® funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received by our processing office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

No further investment experience, whether positive or negative, will be credited under a NY EDC plan contract once the contract terminates. As with other tax-favored retirement plans in which the funding is affected by actions of a sponsoring employer, we are not required to provide annuitants with information relating to an employer’s decision to exercise any termination right.

For all series contracts issued in New York — fixed maturity options(1)

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale (“declining scale”). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale (“alternative scale”) if it produces a higher charge than the declining scale.

(1)	currently not available for TSA, EDC, Keogh and Corporate Trusteed contracts in New York

Declining scale		Alternative scale
Year of investment in fixed maturity option(1)		Year of transfer within fixed maturity option(1)
Within year 1	6%	Within year 1	5%
2	6%	2	4%
3	5%	3	3%
4	4%	4	2%
5	3%	5	1%
6	2%	After year 5	0%

After year 6	0%	Not to exceed 1% times the number of years remaining in the fixed maturity option, rounded to the higher number of years. In other words, if 4.3 years remain, it would be a 5% charge.
(1)	Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a series 400 contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

•

If you were to withdraw the total amount of the contribution within the first six years after it was made the series 400 withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

•

The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

•	The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a

51

New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

•

If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

•	As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to or transfer amounts to or from, the fixed maturity options.

Plan operating expense charge (Applicable to TSA contracts only)

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer’s designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer’s plan. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

For all contract series

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Variations in charges

For certain groups offered the EQUI-VEST® contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the contract, including a change in the minimum death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if the Company will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our

52

procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional’s compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

53

6. Payment of death benefit

Your beneficiary and payment of benefit

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under tax exempt employer EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts. Such owner may substitute as the beneficiary under the contract the beneficiary under the employer’s plan after your death.

Death benefit

Your contract provides a death benefit. The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) and less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance plus accrued interest.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment), less any outstanding loan balance plus accrued interest, as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

How withdrawals affect the minimum death benefit

Depending upon the contract series, the contract date, and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:

Successor owner and annuitant for SEP, SARSEP and SIMPLE IRAs (may not be available in all states).  If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse’s death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, for series 300 and 400 withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 contracts, withdrawal charges will no longer apply and additional contributions may no longer be made.

The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules.

How death benefit payment is made

This description of “How death benefit payment is made” describes the contract, and more particularly, the “Beneficiary continuation option” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as TSAs, SEP IRAs, SARSEP IRAs and SIMPLE IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death. If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under

54

“Accessing your money” earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA of a death benefit from a qualified plan, 403(b) plan or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option (For TSAs, SEPs, SARSEP and SIMPLE IRAs only) — May not be available in all states

Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Upon your death under a TSA, SEP, SARSEP or SIMPLE IRA contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 72, if such time is later. After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are

“eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See required minimum distributions after your death later in this prospectus under Tax Information. Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as see-through trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

•	Loans will no longer be available for TSA contracts.

•	Any death benefit provision (including the minimum death benefit provision) will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•

Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract. Even in the case of IRA or TSA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

55

7. Tax information

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Tax information and ERISA matters

Overview

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person’s plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

Buying a contract to fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Section 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST® TSA or a 403(b)(7) custodial account. Similarly, an employer-sponsored individual retirement arrangement such as a SEP-IRA, SARSEP IRA or SIMPLE IRA can be purchased in annuity or custodial account form. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. Annuity contracts can also be purchased in connection with employer plans qualified under Section 401 of the Code (“qualified plans”). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits, such as EQUI-VEST®’s guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts and annuity contracts funding 401(a) qualified plans, 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you purchase or make additional contributions to this annuity contract.

Special rules for tax-favored retirement plans

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

•	participation and coverage;

•	nondiscrimination;

•	vesting and funding;

•	limits on contributions, distributions, and benefits;

•	withholding;

56

•	reporting and disclosure; and

•	penalties.

State income tax rules covering contributions to and distributions from employer-sponsored retirement plans may differ from federal income tax rules. It is the responsibility of the employer, plan trustee and plan administrator to satisfy federal income tax, state income tax and other state rules and ERISA rules, if applicable.

Additional “Saver’s Credit” for salary reduction contributions to certain plans or a traditional IRA or Roth IRA

You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 401(k) plan, 403(b) plan, governmental employer 457(b) EDC plan, SIMPLE IRA, or SARSEP IRA, as well as contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax or your traditional IRA contribution is already fully or partially deductible. For details on this credit, please see the Internal Revenue Service Publication for your type of plan (for example, IRS Publication 571, Tax-Sheltered Annuity Plans (403(b) Plans) For Employees of Public Schools and Certain Tax-Exempt Organizations).

Qualified plans

General; contributions

Any type of employer — corporation, partnership, self-employed individual, governmental entity, non-profit organization — is eligible to establish a qualified retirement plan under Section 401(a) of the Internal Revenue Code for participating employees. Because there are numerous technical federal income tax and Department of Labor “DOL” or “ERISA” rules covering establishment and operation of a qualified plan, we do not cover them in this prospectus. We also do not cover specific state law or other rules which may govern plans. Employers should consult their tax advisers for information. It is the employer’s responsibility to figure out whether it is eligible to establish a plan, what kinds of plan it may establish, and whether an annuity contract may be used as a funding vehicle.

There are limits on employer and employee contributions to qualified plans. Violation of contribution limits can result in plan disqualification and penalties. The annual limits on contributions do not apply to rollover contributions or trustee-to-trustee transfer contributions which may be permitted under the plan.

The annual limit on contributions on behalf of an employee to all of the defined contribution plans of an employer for 2020 is the lesser of $57,000 (after adjustment for cost-of-living changes) or 100% of compensation or earned income. This amount may be further adjusted for cost-of-living changes in future years. When figuring out the contribution limit you have to:

•	include reallocated forfeitures and voluntary nondeductible employee contributions;
•

include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and “cafeteria” plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and

•	disregard compensation or earned income of more than a specified amount. This amount is $285,000 for 2020. This amount may be further adjusted for cost-of-living changes in future years.

“Salary reduction” or “elective deferral” contributions made under a 401(k) plan or other cash or deferred arrangement are limited to $19,500 for 2020 and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 403(b) plans. If the plan permits, an individual who is at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction contributions for 2020.

Except for governmental employer plans that do not elect to be subject to ERISA, qualified plans must not discriminate in favor of highly compensated employees. Special “top heavy” rules apply to plans where more than 60% of the contributions or benefits are allocated to defined highly compensated employees known as “key employees.” Plan administrators must test compliance with both nondiscrimination and top heavy rules. 401(k) plans can adopt a “SIMPLE 401(k)” feature which enables the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this section of the prospectus under “SIMPLE IRAs.”

Tax-sheltered annuity contracts (TSAs)

General

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as “403(b) annuity contracts” or “Tax Sheltered Annuity contracts (TSAs)”.

The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to 2009 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual’s employer or the individual takes certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner’s employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

57

Final Regulations under Section 403(b)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there were significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

Employer plan requirement.  The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as “approved providers” or “approved vendors” under the employer’s 403(b) plan, although such terms are not used in the 2007 Regulations. If the Company is not an approved provider under an employer’s 403(b) plan, active participants in that employer’s plan may have to transfer funds from their EQUI-VEST® TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

General; special employer rules

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

Contributions to TSAs

There are three ways you can make contributions to this EQUI-VEST® TSA contract:

•	annual contributions made through the employer’s payroll; or

•	with employer or plan approval, a rollover from another eligible retirement plan; or
•	with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same 403(b) plan.

Annual contributions made through the employer’s payroll. Annual contributions to 403(b) TSA contracts made through the employer’s payroll are limited. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called “salary reduction contributions” or “elective deferral contributions” and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective pre-tax employer contributions or contributions treated as after-tax employee contributions. If the employer’s plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as “designated Roth contributions” under Section 402A of the Code which are made on an after-tax basis.

The permissible annual contributions to the participant’s TSA is calculated the same way as contributions to a 401(k) plan:

•	The annual limit on employer and employee contributions to defined contribution plans for 2020 is the lesser of $57,000 (after adjustment for cost-of-living changes) or 100% of compensation,

•

The annual limit on all salary reduction or elective deferral contributions under all employer plans you participate in is generally limited to $19,500 for 2020 (after adjustment for cost-of-living changes).

These limits may be further adjusted for cost-of-living changes in future years.

Special provisions may allow certain participants with at least 15 years of service to make “catch-up” contributions to compensate for smaller contributions made in previous years. In addition, if the plan permits, an individual who is at least age 50 at any time during 2020 can make up to $6,500 additional salary reduction contributions for 2020.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

Rollover contributions.  After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

•	termination of employment with the employer who provided the funds for the plan; or

58

•	reaching age 59 1/2 even if still employed; or

•	disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Internal Revenue Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

Rollovers of after-tax contributions from certain eligible retirement plans.

Non-Roth after-tax contributions.  Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) EDC plan) may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a qualified plan or TSA. See “IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers” under “Distributions from Qualified Plans and TSAs”.

Designated Roth contributions.  If the after-tax contributions are in a “designated Roth account” under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another “designated Roth account” under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

Limitations on individual-initiated direct transfers.  The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

Direct transfer contributions.  A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: “plan-to-plan transfers” and “contract exchanges within the same 403(b) plan”. 403(b) plans do not have to offer these options. A “plan-to-plan transfer” must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant’s (or beneficiary’s) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant’s (or beneficiary’s) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant’s (or beneficiary’s) interest in the source 403(b) plan (for example with respect to the participant’s interest in any after-tax employee contributions).

A “contract exchange within the same 403(b) plan” must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant’s (or beneficiary’s) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future (“an information sharing agreement”). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

59

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by the Company pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally “grandfathered” as to 403(b) status. However, future transactions such as loans and distributions under such “grandfathered” contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer’s 403(b) plan, or the employer enters into an information sharing agreement with us.

Special rule for rollover or direct transfer contributions after lifetime required minimum distributions must start.  The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age 72 (or age 70 1/2, as applicable) in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

Distributions from Qualified Plans and TSAs

General

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between the Company and the employer sponsoring the plan. Similar rules apply to loan and withdrawal requests for qualified plans.

Withdrawal Restrictions — Salary reduction contributions

You generally are not able to withdraw or take payment from your TSA contract or 401(k) qualified plan unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract or qualified plan, or suffer financial hardship (special federal income tax definition.) Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan for TSAs. For qualified plans, earnings may be withdrawn. Under the 2007 regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same state employer).

These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your

December 31, 1988 account balance if you had qualifying amounts directly transferred to your EQUI-VEST® TSA contract from another TSA in a contract exchange under the same plan or a direct transfer from another 403(b) plan. If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions.

Withdrawals from designated Roth accounts in a qualified plan or TSA contract are subject to these withdrawal restrictions.

Withdrawal restrictions on other types of contributions.  The plan may also impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer’s designee, as applicable.

Exceptions to withdrawal restrictions.  If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

A tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision. See “ ‘In-plan’ Roth conversions” below.

Distributions may also be made on termination of the plan.

Tax treatment of distributions from qualified plans and TSAs.  Amounts held under qualified plans and TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from qualified plans and TSAs are includable in gross income as ordinary income, not capital gain. (Under limited circumstances specified in federal income tax rules, qualified plan participants, not TSA participants, are eligible for capital gains or income averaging treatment on distributions.) Distributions from qualified plans and TSAs may be subject to 20% federal income tax withholding. See “Tax withholding and information reporting” below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties.

60

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your qualified plan or TSA contract, which will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA or qualified plan contract, we assume that all amounts distributed from your TSA or qualified plan contract are pre-tax, and we withhold tax and report accordingly.

Designated Roth contribution account.  Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

Distributions before annuity payments begin.  On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a qualified plan or TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 401(k) or 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including “in-plan” Roth conversions, see “Tax-deferred rollovers and direct transfers” and “In-plan Roth conversions” below.

IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers.

The following applies where there are after-tax amounts and pre-tax amounts under the plan, and a distribution is made from the plan before annuity payments start. The IRS has issued ordering rules and related guidance on allocation between pre-tax and after-tax amounts.

•

All disbursements from the plan that are “scheduled to be made at the same time” are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans. (Separate information reports on Form 1099-R are generally required if a disbursement is divided among multiple destinations, however.)

•

If the pre-tax amount for the aggregated distribution is directly rolled over to one or more eligible retirement plans, the entire pre-tax amount is assigned to the amount of the distribution that is directly rolled over (and is not currently taxable).

•

If the recipient wants to divide the direct rollover among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. We expect to have forms for this choice.

•

If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the pre-tax amount is assigned to the portion of the distribution that is directly rolled over, up to the amount of the direct rollover (so that each direct rollover consists entirely of pre-tax amounts).

•

The guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.)

•	The guidance indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income.

•	Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is an after-tax amount.

For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth after-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth after-tax contributions could be rolled over to a Roth IRA.

Annuity payments.  If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary’s) final tax return.

Payments to a beneficiary after your death.  Death benefit distributions from a qualified plan or TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a qualified plan or TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to roll over a death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

61

Loans.  The following discussion applies to loans under qualified plans, TSA contracts, and governmental employer 457(b) EDC plans. See “Public and tax-exempt organization employee deferred compensation plans (EDC Plans)” later in this prospectus.

If the plan permits, loans are available from a qualified plan 403(b) TSA, or governmental employer 457(b) EDC contract. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. Please see Appendix III later in this prospectus for any state rules that may affect loans.

Effect of 2007 Regulations on loans from TSAs.  As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between the Company and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

•

The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant’s nonforfeitable accrued benefits and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in “all qualified plans of the employer” for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

•

In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant’s primary residence. EQUI-VEST® contracts have a term limit of 10 years for loans used to acquire the participant’s primary residence.

•

All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

Tax-deferred rollovers and direct transfers.  If withdrawal restrictions discussed earlier do not apply, you may roll over any “eligible rollover distribution” from a qualified plan or TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a qualified plan to any of the following: another qualified plan, a governmental employer 457(b) plan, a traditional IRA or a 403(b) plan. You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

Eligible rollover distributions from qualified plans, 403(b) plans and governmental employer Section 457(b) plans may be rolled over to a SIMPLE IRA that the participant has participated in for at least two years. See “SIMPLE IRAs (Savings Incentive Match Plan)”, below.

Distributions from a qualified plan or 403(b) plan can be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a qualified plan or 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

“In-plan” Roth conversions.  If permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth

62

account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an “in-plan” direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

As indicated above under “Exceptions to withdrawal restrictions,” a tax law change effective in 2013 permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

Non-Roth after-tax contributions.  Any non-Roth after-tax contributions you have made to a qualified plan or TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any non-Roth after-tax contributions you have made to a qualified plan or TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. Non-Roth after-tax contributions from a qualified plan or TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under “In-plan Roth conversions”, if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

Roth after-tax contributions.  Amounts attributable to “designated Roth contributions” under a 403(b) plan may be rolled over to any of the following:

•	another designated Roth contribution separate account under (i) another 403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan; or

•	a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of “designated Roth contributions” under a 401(k) plan or a governmental employer EDC plan.

See “IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers” above.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan, (2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer’s plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

Distribution Requirements

Qualified plans and TSAs are subject to required minimum distribution rules. See “Required minimum distributions” later in this prospectus.

Spousal consent rules

If ERISA rules apply to your qualified plan or TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer’s plan and the contract.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a qualified plan or TSA before

63

you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Simplified Employee Pensions (SEPs)

An employer can establish a SEP plan for its employees and can make contributions to a contract for each eligible employee. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant and most of the rules which apply to traditional IRAs apply. See “Traditional Individual Retirement Annuities (traditional IRAs)” later in this prospectus. A major difference is the amount of permissible contributions. Rules similar to those discussed above under “Qualified plans — General; contributions” apply. In 2020 an employer can annually contribute an amount for an employee up to the lesser of $57,000 or 25% of compensation. This amount may be further adjusted for cost-of-living change in future years. In figuring out compensation you exclude the employer’s contribution to the SEP. Under our current practice, regular traditional IRA contributions by the employee may not be made under a SEP-IRA contract and are put into a separate traditional IRA contract.

Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees. Please consult your tax adviser.

SIMPLE IRAs (Savings Incentive Match Plan)

An eligible employer may establish a “SIMPLE IRA” plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees (“SIMPLE IRAs”). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE IRA provider.

The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible tax-exempt entity employers may maintain EDC plans.)

Any type of employer — corporation, partnership, self-employed person, government or tax-exempt entity — is eligible to establish a SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees.

It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.

The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.

An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee’s “compensation” may vary depending on whether it is used in the context of employer eligibility, employee participation and employee or employer contributions.

Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)

The only kinds of contributions which may be made to a SIMPLE IRA are (i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer’s plan permits) but are limited to $13,500 in 2020. This limit may be further adjusted for cost-of-living changes in future years.

If the plan permits, an individual at least age 50 at any time during 2020 can make up to $3,000 additional salary reduction contributions for 2020.

Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee’s compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)

64

Direct transfer contributions from other SIMPLE IRAs, but not traditional IRAs or Roth IRAs, may also be made.

Rollover contributions from other SIMPLE IRAs may also be made. Rollover contributions from qualified plans, 403(b) plans, governmental employer Section 457(b) plans and traditional IRAs which are not SIMPLE IRAs may be rolled over to a SIMPLE IRA under certain circumstances.

Tax treatment of SIMPLE IRAs

Unless specifically otherwise mentioned, for example, regarding differences in permissible contributions and potential penalty tax on distributions, the rules which apply to traditional IRAs also apply to SIMPLE IRAs. See “Traditional Individual Retirement Annuities (traditional IRAs)” later in this prospectus.

Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own traditional IRA.

As with traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See the rules under “ERISA Matters” below.

Amounts withdrawn from a SIMPLE IRA can always be rolled over to another SIMPLE IRA. No rollovers from a SIMPLE IRA to a non-SIMPLE IRA are permitted for individuals under age 59 1/2 who have not participated in the employer’s SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are also subject to a 25% (not 10%) additional federal income tax penalty. (The exceptions for death, disability, etc. apply.)

Public and tax-exempt organization employee deferred compensation plans (EDC Plans)

Special employer and ownership rules.  Employers eligible to maintain EDC plans under Section 457(b) of the Code are governmental entities such as states, municipalities and state agencies (governmental employers) or tax-exempt entities (tax-exempt employers). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

The rules that apply to tax-exempt employer EDC plans and governmental employer EDC plans may differ.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer’s contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The participants in a tax-exempt employer EDC plan may have to include in income the employer contributions and any earnings when they are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer’s general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan’s assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.

Contribution Limits.  For both governmental and tax-exempt employer EDC plans, the maximum contribution for 2020 is the lesser of $19,500 or 100% of includible compensation. This limit may be further adjusted for cost-of-living changes in future years.

Special rules may permit “catch-up” contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $39,000 for 2020.

For governmental employer EDC plans only, if the plan permits, an individual at least age 50 at any time during 2020 may be able to make up to $6,500 additional salary reduction contributions. An individual must coordinate this “age 50” catch-up with the other “last 3 years of service” catch up.

For governmental employer EDC plans only, the plan may permit some or all of elective deferral contributions to be made as “designated Roth contributions” under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under “Tax-sheltered annuity contracts (TSAs)” previously in this Section.

Governmental employer EDC plans — rollover contributions.  Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another “designated Roth account” under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of

65

that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

Under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Internal Revenue Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

Withdrawal Limits.  In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under legislation enacted at the end of 2019, withdrawals from a governmental employer 457(b) plan are permitted when the participant attains age 59 ½; the limit remains at age 70 ½ for tax exempt employer 457(b) plans. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution (governmental employer 457(b) plans only). Treasury Regulations require a direct roll-over to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, because the funds are separately accounted for, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

See the discussion under “Distributions from Qualified Plans and TSAs” previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 401(k) or 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

Distribution Requirements.  Both types of EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See “Required minimum distributions” later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 72 (or age 70 1/2 if applicable) or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator’s responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee’s beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

Tax Treatment of Distributions — Tax-exempt employer EDC plans.  Amounts are taxable under a tax-exempt employer EDC plan when they are made available to a participant or beneficiary even if not actually received. Distributions to a tax-exempt employer EDC plan participant are characterized as “wages” for income tax reporting and withholding purposes. No election out of withholding is possible. See “Tax withholding and information reporting” later in this prospectus. Withholding on wages is the employer’s responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred.

Distributions from a tax-exempt employer EDC plan may not be rolled over to any other eligible retirement plan.

Tax Treatment of Distributions — Governmental employer EDC plans.  The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from qualified plans and TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See “Tax withholding and information reporting” later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.

If the governmental employer EDC plan permits designated Roth contributions, Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

Tax-deferred rollovers — Governmental employer EDC plans.  A participant in a governmental employer EDC plan or in certain cases, a beneficiary, may be able to roll over an

66

eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. See the discussion above under the “Distribution from Qualified Plans and TSAs — Tax-deferred rollovers and direct transfers” for rollovers from governmental employer EDC plans to SIMPLE IRAs. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b), or traditional IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from governmental employer 457(b) plans can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

•	another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan; or

•	a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of “designated Roth contributions” under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an “in-plan” direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An “in-plan” direct conversion rollover is not subject to withholding but typically produces taxable income. See the discussion under “Distributions from Qualified Plans and TSAs” previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 401(k) or 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

Loans from governmental employer EDC plans.  Same as for qualified plans and TSAs. (See “Loans” under “Distributions from qualified plans and TSAs” earlier in this prospectus.)

Traditional Individual Retirement Annuities (traditional IRAs)

This part of the prospectus contains the information that the IRS requires you to have before you purchase an IRA and covers some of the special tax rules that apply to IRAs.

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	traditional IRAs, typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

•	Roth IRAs, funded on an after-tax basis. Roth IRAs are not available under this prospectus and are not discussed here.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, including IRAs funded by or through your employer, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”) These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its traditional IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code.

We have received an opinion letter from the IRS approving the form of the EQUI-VEST® SIMPLE IRA contract for use as a SIMPLE IRA. We have not applied for a formal opinion letter for certain EQUI-VEST® SEP and SARSEP contracts which had been previously approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST® SEP, SARSEP and SIMPLE IRA contracts.

67

Cancellation

You can cancel an EQUI-VEST® IRA contract by following the directions under “Your right to cancel within a certain number of days” earlier in this prospectus. If you cancel a contract, we may have to withhold tax and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Contributions

As SEP-IRA, SARSEP IRA and SIMPLE IRA contracts are employer-funded traditional IRAs, the employee does not make regular contributions to the contract other than through the employer. However, an employee can make rollover or transfer contributions to SEP-IRA, SARSEP IRA and in specified circumstances, to SIMPLE IRA contracts. We reserve the right to approve the circumstances under which we will take rollover contributions to EQUI-VEST® SEP-IRA, SARSEP IRA and SIMPLE IRA contracts.

Recharacterization

Amounts that have been contributed as traditional IRA funds may, in some circumstances, subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

After lifetime required minimum distributions must start, any amount contributed to a traditional IRA must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from eligible retirement plans other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances. Legislation enacted at the end of 2019 may restrict the availability of payment options under such IRAs.

There are two ways to do rollovers:

•	Do it yourself:

You actually receive a distribution that can be rolled over with special rules and restrictions and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the eligible rollover distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

•	a “required minimum distribution” after lifetime required minimum distributions must start; or

•

one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

•	a hardship withdrawal; or

•	a corrective distribution which fits specified technical tax rules; or

•	a loan that is treated as a distribution; or

•	in some instances a death benefit payment to a beneficiary who is not your surviving spouse; or

•	a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution. Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself).

68

When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

Spousal rollovers and divorce-related direct transfers

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. An example of an excess contribution is a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution after age 72 (or after age 70½ if applicable). You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals

You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments

Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. The conversion of amounts from a SEP-IRA, SARSEP IRA or SIMPLE IRA (after two plan participant years) to a Roth IRA is taxable. Generally, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

In addition, a distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•	the entire amount received is rolled over to another traditional IRA or other eligible retirement plan. (See “Rollovers from eligible retirement plans other than traditional IRAs” above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans under very limited circumstances.

IRA distributions directly transferred to charity

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct the Company to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

Required minimum distributions

Traditional IRAs are subject to required minimum distribution rules described in “Required minimum distributions” later in this prospectus.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Successor annuitant and owner

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse’s death.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens,

69

you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	to pay certain first-time home buyer expenses (special federal income tax definition); or

•	to pay certain higher education expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Illustration of guaranteed interest rates

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option. (The rate may be higher in your state.) In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 4.00%, is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table.

70

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

Table I

Account Values And Cash Values

(assuming $1,000 contributions made annually at the beginning of the contract year)

	1.00% Minimum Guarantee			1.00% Minimum Guarantee

Contract Year End	Account Value	Cash Value	Contract Year End	Account Value	Cash Value
1	$ 989.80	$ 936.35	26	$29,196.26	$28,836.26
2	$ 1,979.70	$ 1,872.79	27	$30,498.22	$30,138.22
3	$ 2,979.49	$ 2,818.60	28	$31,813.20	$31,453.20
4	$ 3,989.29	$ 3,773.87	29	$33,141.33	$32,781.33
5	$ 5,009.18	$ 4,738.69	30	$34,482.75	$34,122.75
6	$ 6,039.27	$ 5,713.15	31	$35,837.57	$35,477.57
7	$ 7,079.67	$ 6,719.67	32	$37,205.95	$36,845.95
8	$ 8,130.46	$ 7,770.46	33	$38,588.01	$38,228.01
9	$ 9,191.77	$ 8,831.77	34	$39,983.89	$39,623.89
10	$10,263.69	$ 9,903.69	35	$41,393.73	$41,033.73
11	$11,346.32	$10,986.32	36	$42,817.67	$42,457.67
12	$12,439.79	$12,079.79	37	$44,255.84	$43,895.84
13	$13,544.18	$13,184.18	38	$45,708.40	$45,348.40
14	$14,659.63	$14,299.63	39	$47,175.49	$46,815.49
15	$15,786.22	$15,426.22	40	$48,657.24	$48,297.24
16	$16,924.08	$16,564.08	41	$50,153.81	$49,793.81
17	$18,073.33	$17,713.33	42	$51,665.35	$51,305.35
18	$19,234.06	$18,874.06	43	$53,192.00	$52,832.00
19	$20,436.40	$20,076.40	44	$54,733.92	$54,373.92
20	$21,650.76	$21,290.76	45	$56,291.26	$55,931.26
21	$22,877.27	$22,517.27	46	$57,864.18	$57,504.18
22	$24,116.04	$23,756.04	47	$59,452.82	$59,092.82
23	$25,367.20	$25,007.20	48	$61,057.35	$60,697.35
24	$26,630.88	$26,270.88	49	$62,677.92	$62,317.92
25	$27,907.18	$27,547.18	50	$64,314.70	$63,954.70

71

Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

Table II

Account Values And Cash Values

(assuming a single contribution of $1,000 and no further contribution)

	1.00% Minimum Guarantee			1.00% Minimum Guarantee

Contract Year End	Account Value	Cash Value	Contract Year End	Account Value	Cash Value
1	$989.80	$936.35	26	$434.76	$434.76
2	$979.70	$926.80	27	$409.11	$409.11
3	$959.50	$907.69	28	$383.20	$383.20
4	$939.10	$888.38	29	$357.03	$357.03
5	$918.49	$868.89	30	$330.60	$330.60
6	$897.67	$849.20	31	$303.91	$303.91
7	$876.65	$876.65	32	$276.95	$276.95
8	$855.42	$855.42	33	$249.72	$249.72
9	$833.97	$833.97	34	$222.21	$222.21
10	$812.31	$812.31	35	$194.44	$194.44
11	$790.43	$790.43	36	$166.38	$166.38
12	$768.34	$768.34	37	$138.04	$138.04
13	$746.02	$746.02	38	$109.42	$109.42
14	$723.48	$723.48	39	$ 80.52	$ 80.52
15	$700.71	$700.71	40	$ 51.32	$ 51.32
16	$677.72	$677.72	41	$ 21.84	$ 21.84
17	$654.50	$654.50	42	$ 0.00	$ 0.00
18	$631.04	$631.04	43	$ 0.00	$ 0.00
19	$607.35	$607.35	44	$ 0.00	$ 0.00
20	$583.43	$583.43	45	$ 0.00	$ 0.00
21	$559.26	$559.26	46	$ 0.00	$ 0.00
22	$534.85	$534.85	47	$ 0.00	$ 0.00
23	$510.20	$510.20	48	$ 0.00	$ 0.00
24	$485.31	$485.31	49	$ 0.00	$ 0.00
25	$460.16	$460.16	50	$ 0.00	$ 0.00

72

Required minimum distributions

Legislation enacted at the end of 2019, which is generally effective January 1, 2020, significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on regulations — required minimum distributions

If you are a participant in a qualified retirement plan, a 457(b) plan (both employer types), or own a 403(b) TSA annuity contract or traditional IRA, including SEP, SARSEP or SIMPLE IRA, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and contracts by a specified date. The beginning date depends on the type of plan or contract, and your birthdate and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts and annuity contracts funding tax qualified retirement plans, including 401(a) qualified plans, 403(b) plans, and 457(b) plans. For this purpose, additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

Lifetime required minimum distributions — When you have to take the first required minimum distribution

When you must start lifetime required minimum distributions from your traditional IRAs depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70 1/2 by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions.

Generally, qualified plan, 403(b) plan and 457(b) plan participants must also take the first required minimum distribution for the calendar year in which the participant turns age 72 (or age 70 if applicable). However, qualified plan, 403(b) plan and 457(b) plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 72 (or age 70 1/2 if applicable), as follows:

•	For qualified plan, 403(b) plan and 457(b) plan participants who have not retired from service with the employer who provided the funds for this qualified plan, 403(b) TSA, or EDC contract by the calendar year the participant turns age 72 (or age 70 1/2 if applicable), the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement. Note that this rule does not apply to qualified plan participants who are 5% owners.

•

403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 403(b) TSA account balance, even if retired at age 72 (or age 70 1/2 if applicable).

The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable), or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 72 (or age 70 1/2 if applicable) or retire or to delay taking it until the first three-month period in the next calendar year (January 1 — April 1). Distributions must start no later than your “Required Beginning Date,” which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable) or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you calculate required minimum distributions

There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method.  If you choose an “account-based” method, you divide the value of your qualified plan, 403(b) TSA account, 457(b) plan account, or traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

Annuity-based method.  If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

73

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?

No, if you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our automatic minimum distribution withdrawal option. If you do not elect one of these options and you have any kind of traditional IRA (SEP, SARSEP or SIMPLE IRA), we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs (or 403(b) TSA contracts as applicable), the IRS will let you calculate the required minimum distribution for each traditional IRA or 403(b) TSA contract that you maintain, using the method that you picked for that particular IRA or TSA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA (or TSA) required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs (or TSAs) that you own.

What if you take more than you need to for any year?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa.

What if you take less than you need to for any year?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is an IRA or TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA or TSA that you own. Note that in the case of a qualified plan or EDC the distribution must be taken annually from the qualified plan or EDC contract.

What are the required minimum distribution payments after you die?

These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary

Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year rule.

Individual beneficiary who has “eligible designated beneficiary’ or “EDB” status

An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	Your surviving spouse (see spousal beneficiary, below);

•	Your minor children (only while they are minors);

•	A disabled individual (Internal Revenue Code definition applies);

•	A chronically ill individual (Internal Revenue Code definition applies); and

•	Any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not as an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary

If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll

74

over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary

Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the 5-year rule applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth year anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the postdeath required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under legislation enacted in 2019, for owner or participant deaths on ort after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as see-through trusts will not be treated as entity beneficiaries.

Additional changes to post-death distributions after the 2019 legislation

The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the postdeath required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s or participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s or participant’s death on a term certain method. In certain cases, a see-through trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the 10-year distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s or participant’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner or participant in this example died before December 31, 2019, the legislation caps the length of any post-death period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches the age of majority—the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

ERISA matters

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Qualified plans under Section 401 of the Internal Revenue Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

•

For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not the Company, to properly administer any loan made to plan participants.

•

With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST® processing and all other terms and conditions of the loan.

•

Only 50% of the participant’s vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant’s vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

•

Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

•

Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

•	Plans subject to ERISA provide that the participant’s spouse must consent in writing to the loan.

Certain rules applicable to plans designed to comply with Section 404(c) of ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises

75

control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant’s or beneficiary’s exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST® Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor’s responsibility to see that the requirements of the DOL regulation are met. The Company and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note that we might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on “periodic” and “non-periodic payments. For a periodic annuity payment, for example, your withholding depends on what you specify on an IRS Form W-4P, and we withhold according to the IRS Form W-4P. If you do not give us your correct Taxpayer Identification Number, we withhold at the highest rate.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals) which are not eligible rollover distributions

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

76

You cannot elect out of withholding if the payment is an “eligible rollover distribution.”

Mandatory withholding from eligible rollover distributions

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans, governmental employer 457(b) EDC plans, and TSAs are subject to mandatory 20% withholding. See “Distributions from Qualified Plans and TSAs” and “Tax Treatment of Distributions - Governmental employer EDC plans” earlier in this prospectus. The plan administrator is responsible for withholding from qualified plan and governmental employer EDC plan distributions.

All distributions from a TSA, governmental employer EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

•	any distributions which are “required minimum distributions” after lifetime required minimum distributions must start; or

•	substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions which fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	to the extent that it is a post-death required minimum distribution not eligible to be rolled over, a death benefit payment to a beneficiary who is not the plan participant’s surviving spouse; or

•	a qualified domestic relations order distribution to a beneficiary who is not the plan participant’s current spouse or former spouse.

A death benefit payment to the plan participant’s surviving spouse (and in some instances to a non-spouse beneficiary), or a qualified domestic relations order distribution to the plan participant’s current or former spouse, may be a distribution subject to mandatory 20% withholding.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

77

8. More information

About our Separate Account A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of the Company.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a”unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)	to deregister Separate Account A under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account A; and

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About our fixed maturity options

Rates to maturity and price per $100 of maturity value

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.

78

The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:

Fixed Maturity Options with June 15th Maturity Date of Maturity Year	Rate to Maturity as of February 18, 2020	Price Per $100 of Maturity Value
2020	3.00%(2)	$99.05
2021	3.00%(2)	$96.16
2022	3.00%(2)	$93.36
2023	3.00%(2)	$90.64
2024	3.00%(2)	$88.00
2025	3.00%(2)	$85.43
2026	3.00%(2)	$82.95
2027(1)	3.00%(2)	$80.53
2028(1)	3.00%(2)	$78.18
2029(1)	3.05%	$75.56
(1)	Not available in Oregon.
(2)	Since these rates to maturity are 3%, no amounts could have been allocated to these options.

How we determine the market value adjustment

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)	We determine the market adjusted amount on the date of the withdrawal as follows:

(a)	We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

(b)

We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

(c)	We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

(d)	We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)	We determine the fixed maturity amount as of the current date.

(3)	We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the “current rate to maturity” in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the “current rate to maturity” will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

Investments under the fixed maturity options

Amounts allocated to the fixed maturity options are held in a “non-unitized” separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account’s assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account’s investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

79

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Automatic investment program — for certain SEP and Keogh plan contracts only

You may use our automatic investment program, or “AIP,” to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into your contracts on a monthly basis. AIP is available for single life SEP and Keogh units provided that the single life is the employer who provided the funds.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

Wire transfers.  Employers may also send contributions by wire transfer from a bank.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

Contributions, transfers, withdrawals and surrenders

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

80

•	If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

•	For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

•	For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

•	Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

•	Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

About your voting rights

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for each Trust; or

•	any other matters described in each prospectus for the Trusts or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account A voting rights

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your

81

future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity Risks and Catastrophic Events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial statements

The financial statements of Separate Account A, as well as the consolidated financial statements of the Company, are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

Transfers of ownership, collateral assignments, loans, and borrowing

Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by this assignment for transfer of ownership unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” earlier in this prospectus.

You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA), governmental employer EDC (subject to state availability) and Corporate Trusteed contracts only, unless restricted by the employer.

Funding changes

The employer or trustee can change the funding vehicle for an EDC or Trusteed contract. You can change the funding vehicle for a TSA, SEP or SIMPLE IRA contract.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

82

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 16.0% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits.

Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may

83

provide an incentive for those financial professionals to recommend a Company contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company contracts sold through Equitable Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 12.0% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.35% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

84

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

85

9. Incorporation of certain documents by reference

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the “Annual Report”) is considered to be part of this prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the fixed maturity option (the “Registration Statement”). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

Attention: Corporate Secretary

(telephone: (212) 554-1234)

You can access our website at www.equitable.com.

86

Appendix I: Condensed financial information

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

Series 100 and 200 contracts

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.03	$105.12	$99.85	$107.00	$115.72	$109.46	$127.53
Number of units outstanding (000’s)	—	—	—	2	15	19	27	32	30	30
1290 VT Equity Income
Unit value	$110.04	$108.14	$125.60	$163.27	$175.05	$169.77	$189.24	$216.29	$188.43	$230.93
Number of units outstanding (000’s)	381	367	388	424	399	374	341	315	286	270
1290 VT GAMCO Mergers & Acquisitions
Unit value	$125.54	$125.53	$130.35	$142.73	$143.13	$144.91	$153.97	$161.30	$151.31	$162.16
Number of units outstanding (000’s)	93	100	95	97	93	83	76	72	71	66
1290 VT GAMCO Small Company Value
Unit value	$184.08	$175.27	$203.78	$279.70	$284.41	$264.61	$321.82	$368.64	$307.00	$373.62
Number of units outstanding (000’s)	1,363	1,484	1,517	1,556	1,523	1,490	1,470	1,434	1,386	1,346
1290 VT High Yield Bond
Unit value	—	—	—	$101.29	$101.84	$97.37	$107.33	$112.76	$108.77	$121.17
Number of units outstanding (000’s)	—	—	—	4	11	14	20	29	33	41
1290 VT Socially Responsible
Unit value	$77.50	$76.67	$88.31	$117.03	$131.18	$130.04	$141.08	$167.59	$158.11	$203.20
Number of units outstanding (000’s)	247	248	243	242	243	233	220	209	197	188
All Asset Growth-Alt 20
Unit value	$118.50	$112.83	$124.66	$140.36	$141.80	$134.36	$145.24	$166.07	$151.45	$177.95
Number of units outstanding (000’s)	68	133	164	165	160	156	151	171	157	147
American Funds Insurance Series®Bond FundSM
Unit value	—	—	—	$96.22	$99.82	$98.40	$99.81	$101.72	$99.46	$107.04
Number of units outstanding (000’s)	—	—	—	5	37	57	75	87	90	108

I-1

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Multi-Sector Bond
Unit value	$157.53	$163.72	$170.12	$166.15	$167.83	$164.52	$167.08	$168.54	$165.43	$174.49
Number of units outstanding (000’s)	564	522	492	448	406	371	340	316	292	274
CharterSM Small Cap Growth
Unit value	$129.03	$107.34	$117.94	$171.95	$165.22	$153.16	$165.24	$202.75	$189.96	$249.35
Number of units outstanding (000’s)	309	276	249	261	222	206	194	183	175	170
CharterSM Small Cap Value
Unit value	$173.94	$156.14	$179.88	$253.28	$237.12	$203.22	$251.10	$275.73	$236.69	$291.07
Number of units outstanding (000’s)	622	559	511	480	441	417	390	360	337	319
EQ/400 Managed Volatility
Unit value	$119.72	$108.41	$124.57	$161.84	$173.71	$166.05	$196.09	$222.92	$192.93	$237.80
Number of units outstanding (000’s)	3	10	12	19	18	19	28	31	30	29
EQ/500 Managed Volatility
Unit value	$115.33	$109.53	$124.07	$160.27	$178.03	$176.28	$193.10	$230.07	$213.21	$273.26
Number of units outstanding (000’s)	3	12	17	20	29	31	37	42	43	43
EQ/2000 Managed Volatility
Unit value	$123.77	$109.23	$124.41	$168.64	$173.12	$162.09	$192.75	$216.53	$188.15	$231.01
Number of units outstanding (000’s)	1	4	5	10	10	10	11	13	14	14
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.20	$118.28	$122.27	$119.89	$122.75	$136.73	$127.05	$145.15
Number of units outstanding (000’s)	—	—	4	13	22	27	26	28	25	24
EQ/AB Small Cap Growth
Unit value	$207.94	$204.35	$233.02	$317.66	$324.60	$310.94	$345.38	$418.01	$379.89	$479.01
Number of units outstanding (000’s)	1,291	1,180	1,071	992	918	852	787	729	675	631
EQ/Aggressive Allocation
Unit value	$131.43	$119.94	$135.10	$168.52	$174.11	$168.76	$181.14	$212.85	$191.68	$235.42
Number of units outstanding (000’s)	1,916	2,022	2,024	1,966	1,942	1,884	1,793	1,717	1,648	1,579
EQ/Balanced Strategy
Unit value	—	—	$103.26	$115.79	$119.26	$116.91	$122.24	$132.49	$125.24	$142.95
Number of units outstanding (000’s)	—	—	13	40	59	73	65	64	69	79

I-2

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/BlackRock Basic Value Equity
Unit value	$215.34	$205.86	$230.79	$313.62	$339.44	$314.30	$365.81	$390.19	$354.08	$431.20
Number of units outstanding (000’s)	1,394	1,422	1,386	1,345	1,311	1,269	1,224	1,150	1,072	1,018
EQ/Capital Guardian Research
Unit value	$116.45	$119.49	$138.41	$179.93	$196.18	$197.26	$211.01	$261.15	$245.16	$321.42
Number of units outstanding (000’s)	1,072	963	884	825	744	690	638	589	532	496
EQ/ClearBridge Large Cap Growth
Unit value	$110.46	$102.58	$121.88	$167.23	$171.26	$171.11	$170.31	$211.04	$207.47	$270.20
Number of units outstanding (000’s)	470	665	775	850	808	739	648	565	499	450
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$89.42	$84.29	$94.98	$121.14	$131.10	$126.26	$140.98	$158.84	$140.92	$185.66
Number of units outstanding (000’s)	252	231	208	189	168	153	140	130	119	113
EQ/Common Stock Index
Unit value	$311.66	$310.05	$354.66	$464.93	$515.55	$509.85	$563.49	$671.64	$626.04	$806.57
Number of units outstanding (000’s)	5,168	4,630	4,157	3,759	3,428	3,160	2,895	2,662	2,423	2,208
EQ/Conservative Allocation
Unit value	$119.11	$119.75	$123.55	$127.18	$128.76	$126.73	$128.69	$133.26	$129.41	$139.47
Number of units outstanding (000’s)	424	441	433	384	355	324	306	271	245	239
EQ/Conservative Growth Strategy
Unit value	—	—	$102.63	$111.91	$114.62	$112.56	$116.57	$124.19	$118.53	$132.60
Number of units outstanding (000’s)	—	—	7	14	25	26	27	33	36	41
EQ/Conservative Strategy
Unit value	—	—	$101.32	$104.34	$105.63	$104.03	$105.54	$108.58	$105.62	$113.53
Number of units outstanding (000’s)	—	—	5	11	14	16	13	12	11	15
EQ/Conservative-Plus Allocation
Unit value	$121.62	$119.14	$126.21	$137.27	$139.71	$136.94	$141.50	$151.92	$144.41	$161.69
Number of units outstanding (000’s)	753	769	760	725	677	619	578	552	502	466
EQ/Core Bond Index
Unit value	$112.15	$115.97	$118.03	$114.59	$115.78	$114.73	$114.76	$114.88	$113.61	$119.11
Number of units outstanding (000’s)	771	721	684	639	599	572	547	527	510	510

I-3

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.43	$90.22	$72.86	$78.86	$104.27	$87.18	$101.59
Number of units outstanding (000’s)	—	—	—	8	21	28	33	52	63	60
EQ/Equity 500 Index
Unit value	$281.41	$282.55	$321.22	$416.78	$464.56	$461.99	$507.04	$605.55	$567.91	$732.20
Number of units outstanding (000’s)	2,394	2,246	2,120	2,010	1,936	1,890	1,853	1,808	1,750	1,677
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$209.48	$270.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	576	535
EQ/Franklin Balanced Managed Volatility
Unit value	$99.91	$98.65	$108.25	$122.37	$128.22	$122.66	$133.66	$145.08	$136.97	$157.52
Number of units outstanding (000’s)	565	527	489	467	505	471	427	396	358	335
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$99.41	$88.68	$102.21	$137.84	$138.88	$128.07	$157.77	$173.93	$149.56	$185.17
Number of units outstanding (000’s)	120	121	111	104	98	90	87	83	79	73
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$81.79	$77.11	$87.28	$106.16	$110.47	$105.94	$114.45	$129.81	$116.97	$141.02
Number of units outstanding (000’s)	418	419	404	408	421	408	371	350	324	303
EQ/Global Bond PLUS
Unit value	$118.92	$122.49	$125.34	$120.55	$119.99	$113.88	$113.12	$116.80	$113.36	$118.78
Number of units outstanding (000’s)	355	382	383	340	310	281	253	242	224	205
EQ/Global Equity Managed Volatility
Unit value	$181.09	$156.66	$180.80	$214.70	$215.40	$208.84	$215.28	$267.80	$232.06	$286.81
Number of units outstanding (000’s)	1,848	1,671	1,522	1,404	1,303	1,226	1,137	1,058	990	933
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$140.96	$181.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	133	130
EQ/Intermediate Government Bond
Unit value	$173.15	$180.33	$179.64	$174.33	$174.62	$173.02	$171.48	$169.77	$168.87	$173.56
Number of units outstanding (000’s)	402	369	336	299	272	253	240	225	213	205

I-4

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Core Managed Volatility
Unit value	$120.02	$98.36	$112.87	$130.87	$121.06	$114.26	$112.97	$140.78	$118.21	$142.80
Number of units outstanding (000’s)	838	817	756	700	974	918	864	811	767	732
EQ/International Equity Index
Unit value	$126.00	$109.42	$125.52	$150.42	$138.16	$133.40	$134.50	$163.53	$136.85	$164.92
Number of units outstanding (000’s)	3,352	3,078	2,822	2,609	2,454	2,344	2,226	2,120	2,006	1,920
EQ/International Managed Volatility
Unit value	$111.50	$92.35	$106.23	$126.93	$117.16	$112.81	$111.17	$136.28	$115.02	$137.80
Number of units outstanding (000’s)	3	18	20	23	24	31	30	34	34	35
EQ/International Value Managed Volatility
Unit value	$127.65	$105.58	$122.36	$144.05	$131.92	$126.04	$125.28	$152.50	$125.63	$152.03
Number of units outstanding (000’s)	1,622	1,495	1,381	1,277	1,194	1,134	1,074	1,006	954	913
EQ/Invesco Comstock
Unit value	$102.76	$99.37	$116.10	$154.68	$166.21	$153.83	$178.14	$207.37	$179.21	$220.98
Number of units outstanding (000’s)	166	175	180	204	488	451	408	378	357	336
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$144.75	$174.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	212	199
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$109.28	$138.23
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	204	193
EQ/Janus Enterprise
Unit value	$169.33	$154.20	$165.45	$226.15	$221.53	$206.56	$194.97	$246.04	$238.38	$320.93
Number of units outstanding (000’s)	688	807	807	746	714	692	640	601	571	543
EQ/JPMorgan Value Opportunities
Unit value	$134.73	$125.98	$144.24	$193.23	$218.05	$210.22	$252.06	$292.76	$244.33	$307.42
Number of units outstanding (000’s)	306	282	258	243	232	235	239	284	307	310
EQ/Large Cap Core Managed Volatility
Unit value	$91.78	$86.71	$98.37	$127.68	$140.60	$139.24	$150.88	$181.54	$167.59	$214.89
Number of units outstanding (000’s)	129	116	100	93	169	152	137	130	122	111

I-5

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Growth Index
Unit value	$75.04	$75.78	$85.77	$112.12	$124.15	$128.44	$134.77	$171.83	$165.68	$221.22
Number of units outstanding (000’s)	1,314	1,246	1,199	1,132	1,094	1,064	1,032	1,018	963	921
EQ/Large Cap Growth Managed Volatility
Unit value	$157.73	$149.93	$168.24	$224.72	$246.29	$252.79	$263.16	$335.50	$321.14	$423.66
Number of units outstanding (000’s)	1,338	1,300	1,181	1,083	2,305	2,165	2,019	1,887	1,752	1,632
EQ/Large Cap Value Index
Unit value	$59.10	$58.12	$66.86	$86.79	$96.44	$90.93	$104.50	$116.51	$104.72	$129.80
Number of units outstanding (000’s)	207	448	436	419	425	411	414	398	385	385
EQ/Large Cap Value Managed Volatility
Unit value	$100.08	$94.00	$107.44	$140.42	$155.49	$147.24	$167.53	$188.20	$167.24	$206.97
Number of units outstanding (000’s)	6,915	6,275	5,681	5,207	5,055	4,721	4,376	4,060	3,755	3,519
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$96.68	$113.29
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	811	803
EQ/Loomis Sayles Growth
Unit value	$125.01	$126.89	$140.93	$176.97	$188.25	$207.13	$218.28	$289.86	$277.43	$359.48
Number of units outstanding (000’s)	224	203	190	176	155	153	179	196	184	171
EQ/MFS International Growth
Unit value	$147.85	$130.24	$153.80	$172.45	$161.62	$159.77	$160.75	$209.45	$187.27	$235.10
Number of units outstanding (000’s)	314	328	343	348	335	328	320	330	329	329
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$185.23	$230.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	895	888
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$164.59	$221.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	398	396
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$309.93	$415.24
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	209	202

I-6

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$177.32	$218.15
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	226	214
EQ/Mid Cap Index
Unit value	$114.44	$110.20	$127.28	$166.49	$179.03	$171.58	$203.00	$231.30	$201.50	$249.25
Number of units outstanding (000’s)	2,138	2,037	1,961	1,903	1,858	1,835	1,842	1,831	1,774	1,738
EQ/Mid Cap Value Managed Volatility
Unit value	$164.68	$147.16	$172.23	$226.13	$247.35	$235.40	$273.30	$302.87	$259.06	$323.55
Number of units outstanding (000’s)	2,473	2,260	2,072	1,919	1,780	1,667	1,555	1,449	1,341	1,261
EQ/Moderate Allocation
Unit value	$63.45	$61.54	$66.55	$74.81	$76.59	$75.39	$78.92	$87.06	$82.34	$94.49
Number of units outstanding (000’s)	16,700	15,660	14,597	13,487	12,511	11,567	10,700	9,882	9,111	8,420
EQ/Moderate Growth Strategy
Unit value	—	—	$103.87	$119.78	$124.09	$121.46	$128.29	$141.51	$132.43	$154.15
Number of units outstanding (000’s)	—	—	8	39	60	75	91	100	116	125
EQ/Moderate-Plus Allocation
Unit value	$132.32	$124.08	$136.52	$161.35	$165.19	$160.87	$170.26	$193.00	$177.39	$210.00
Number of units outstanding (000’s)	4,210	4,268	4,165	4,007	3,883	3,745	3,548	3,371	3,194	3,044
EQ/Money Market
Unit value	$36.15	$35.56	$35.06	$34.57	$34.08	$33.61	$33.14	$32.82	$32.84	$32.99
Number of units outstanding (000’s)	1,290	1,122	1,041	920	835	769	760	708	692	691
EQ/Oppenheimer Global
Unit value	$105.12	$94.78	$112.55	$140.28	$140.88	$143.41	$141.56	$189.41	$161.69	$209.11
Number of units outstanding (000’s)	240	346	360	390	410	453	432	445	449	447
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.73	$96.56	$93.01	$101.24	$102.79	$100.02	$106.74
Number of units outstanding (000’s)	—	—	—	8	33	60	77	98	99	100
EQ/PIMCO Ultra Short Bond
Unit value	$108.61	$106.95	$107.09	$105.75	$104.24	$102.56	$103.20	$103.74	$103.33	$104.54
Number of units outstanding (000’s)	776	662	608	559	513	466	426	401	387	364

I-7

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Quality Bond PLUS
Unit value	$180.35	$180.55	$182.86	$176.30	$178.98	$176.98	$176.67	$176.73	$174.56	$181.92
Number of units outstanding (000’s)	642	567	508	455	413	375	345	323	304	285
EQ/Small Company Index
Unit value	$158.20	$149.85	$170.81	$231.64	$239.62	$225.61	$268.29	$301.79	$264.05	$326.19
Number of units outstanding (000’s)	897	854	804	769	737	719	695	670	642	628
EQ/T. Rowe Price Growth Stock
Unit value	$105.33	$101.90	$119.57	$162.71	$174.40	$189.65	$189.62	$249.52	$242.18	$313.24
Number of units outstanding (000’s)	853	915	1,029	1,030	1,023	1,089	1,067	1,095	1,111	1,093
EQ/Templeton Global Equity Managed Volatility
Unit value	$86.47	$78.23	$92.10	$115.35	$115.06	$110.52	$114.80	$137.37	$118.97	$141.96
Number of units outstanding (000’s)	249	247	240	238	234	223	206	194	181	175
EQ/UBS Growth and Income
Unit value	$113.88	$109.19	$121.59	$162.58	$183.58	$178.53	$194.02	$232.16	$198.31	$267.65
Number of units outstanding (000’s)	121	109	103	103	111	112	99	100	88	83
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$73.19	$72.94
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	204	217
Invesco V.I. High Yield Fund
Unit value	—	$94.99	$109.61	$115.46	$115.71	$110.32	$120.63	$126.30	$120.11	$134.10
Number of units outstanding (000’s)	—	18	52	64	73	79	78	86	81	85
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$114.65	$105.76	$115.42	$146.29	$150.34	$141.98	$158.52	$179.32	$156.38	$192.92
Number of units outstanding (000’s)	9	36	47	48	48	47	49	51	50	50
Invesco V.I. Small Cap Equity Fund
Unit value	$124.31	$121.44	$136.18	$184.17	$185.49	$172.50	$190.35	$213.58	$178.52	$222.49
Number of units outstanding (000’s)	2	18	18	21	20	23	21	19	18	17
Ivy VIP High Income
Unit value	$106.22	$110.31	$129.12	$140.77	$141.52	$130.54	$149.65	$157.51	$152.10	$166.86
Number of units outstanding (000’s)	26	156	349	427	469	445	427	435	411	399

I-8

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Ivy VIP Small Cap Growth
Unit value	—	$79.10	$82.07	$116.08	$116.35	$116.95	$118.75	$144.25	$136.45	$166.08
Number of units outstanding (000’s)	—	19	31	42	41	87	70	68	85	84
MFS® Investors Trust Series
Unit value	$114.87	$110.60	$129.66	$168.53	$184.08	$181.52	$193.99	$235.47	$219.04	$283.63
Number of units outstanding (000’s)	6	11	23	28	26	25	27	28	28	28
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$187.35	$195.65	$247.28	$245.35	$337.88
Number of units outstanding (000’s)	—	—	—	—	—	21	27	24	24	38
Multimanager Aggressive Equity
Unit value	$75.22	$69.95	$79.27	$107.95	$118.60	$122.37	$125.61	$162.48	$160.86	$212.82
Number of units outstanding (000’s)	6,357	5,698	5,104	4,552	4,115	3,772	3,425	3,113	2,815	2,555
Multimanager Core Bond
Unit value	$136.56	$142.56	$148.34	$142.91	$146.28	$144.50	$146.34	$148.71	$146.13	$154.81
Number of units outstanding (000’s)	480	487	527	481	427	390	355	334	301	286
Multimanager Mid Cap Growth
Unit value	$117.67	$106.94	$121.80	$168.45	$174.27	$169.32	$178.38	$222.92	$207.21	$271.82
Number of units outstanding (000’s)	481	437	394	379	349	332	303	285	268	250
Multimanager Mid Cap Value
Unit value	$152.52	$130.42	$147.73	$197.63	$205.39	$191.39	$224.86	$242.42	$208.67	$257.28
Number of units outstanding (000’s)	344	316	278	256	226	203	187	170	155	143
Multimanager Technology
Unit value	$117.21	$110.07	$123.17	$164.77	$184.59	$193.58	$208.08	$285.62	$288.23	$392.07
Number of units outstanding (000’s)	829	750	698	627	598	562	498	471	451	422
Target 2015 Allocation
Unit value	$101.92	$97.73	$106.89	$120.29	$122.19	$118.25	$123.24	$135.34	$127.77	$144.96
Number of units outstanding (000’s)	154	156	141	141	128	113	100	84	60	58
Target 2025 Allocation
Unit value	$99.61	$94.44	$105.15	$123.55	$126.81	$122.56	$129.89	$147.91	$136.95	$161.30
Number of units outstanding (000’s)	190	202	211	227	242	247	253	265	249	256

I-9

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2035 Allocation
Unit value	$98.29	$92.47	$104.11	$125.57	$129.45	$125.12	$133.35	$154.95	$141.90	$171.25
Number of units outstanding (000’s)	152	171	195	209	224	239	250	264	279	301
Target 2045 Allocation
Unit value	$96.22	$89.68	$102.13	$126.18	$130.43	$125.82	$134.93	$159.34	$144.64	$177.44
Number of units outstanding (000’s)	108	122	137	149	164	177	185	194	199	208
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.46	$98.81	$118.74	$106.85	$133.66
Number of units outstanding (000’s)	—	—	—	—	—	1	8	13	23	36
VanEck VIP Global Hard Assets Fund
Unit value	—	$82.94	$84.37	$91.81	$73.06	$47.84	$67.69	$65.47	$46.23	$50.88
Number of units outstanding (000’s)	—	44	90	109	129	167	199	184	182	195

I-10

Series 300 and 400 contracts

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.03	$105.12	$99.85	$107.00	$115.72	$109.46	$127.53
Number of units outstanding (000’s)	—	—	—	2	15	19	27	32	30	30
1290 VT Equity Income
Unit value	$110.04	$108.14	$125.60	$163.27	$175.05	$169.77	$189.24	$216.29	$188.43	$230.93
Number of units outstanding (000’s)	381	367	388	424	399	374	341	315	286	270
1290 VT GAMCO Mergers & Acquisitions
Unit value	$125.54	$125.53	$130.35	$142.73	$143.13	$144.91	$153.97	$161.30	$151.31	$162.16
Number of units outstanding (000’s)	93	100	95	97	93	83	76	72	71	66
1290 VT GAMCO Small Company Value
Unit value	$184.08	$175.27	$203.78	$279.70	$284.41	$264.61	$321.82	$368.64	$307.00	$373.62
Number of units outstanding (000’s)	1,363	1,484	1,517	1,556	1,523	1,490	1,470	1,434	1,386	1,346
1290 VT High Yield Bond
Unit value	—	—	—	$101.29	$101.84	$97.37	$107.33	$112.76	$108.77	$121.17
Number of units outstanding (000’s)	—	—	—	4	11	14	20	29	33	41
1290 VT Socially Responsible
Unit value	$77.50	$76.67	$88.31	$117.03	$131.18	$130.04	$141.08	$167.59	$158.11	$203.20
Number of units outstanding (000’s)	247	248	243	242	243	233	220	209	197	188
All Asset Growth-Alt 20
Unit value	$118.50	$112.83	$124.66	$140.36	$141.80	$134.36	$145.24	$166.07	$151.45	$177.95
Number of units outstanding (000’s)	68	133	164	165	160	156	151	171	157	147
American Funds Insurance Series®Bond FundSM
Unit value	—	—	—	$96.22	$99.82	$98.40	$99.81	$101.72	$99.46	$107.04
Number of units outstanding (000’s)	—	—	—	5	37	57	75	87	90	108
CharterSM Multi-Sector Bond
Unit value	$157.53	$163.72	$170.12	$166.15	$167.83	$164.52	$167.08	$168.54	$165.43	$174.49
Number of units outstanding (000’s)	564	522	492	448	406	371	340	316	292	274
CharterSM Small Cap Growth
Unit value	$129.03	$107.34	$117.94	$171.95	$165.22	$153.16	$165.24	$202.75	$189.96	$249.35
Number of units outstanding (000’s)	309	276	249	261	222	206	194	183	175	170

I-11

Series 300 and 400 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Value
Unit value	$173.94	$156.14	$179.88	$253.28	$237.12	$203.22	$251.10	$275.73	$236.69	$291.07
Number of units outstanding (000’s)	622	559	511	480	441	417	390	360	337	319
EQ/400 Managed Volatility
Unit value	$119.72	$108.41	$124.57	$161.84	$173.71	$166.05	$196.09	$222.92	$192.93	$237.80
Number of units outstanding (000’s)	3	10	12	19	18	19	28	31	30	29
EQ/500 Managed Volatility
Unit value	$115.33	$109.53	$124.07	$160.27	$178.03	$176.28	$193.10	$230.07	$213.21	$273.26
Number of units outstanding (000’s)	3	12	17	20	29	31	37	42	43	43
EQ/2000 Managed Volatility
Unit value	$123.77	$109.23	$124.41	$168.64	$173.12	$162.09	$192.75	$216.53	$188.15	$231.01
Number of units outstanding (000’s)	1	4	5	10	10	10	11	13	14	14
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.20	$118.28	$122.27	$119.89	$122.75	$136.73	$127.05	$145.15
Number of units outstanding (000’s)	—	—	4	13	22	27	26	28	25	24
EQ/AB Small Cap Growth
Unit value	$207.94	$204.35	$233.02	$317.66	$324.60	$310.94	$345.38	$418.01	$379.89	$479.01
Number of units outstanding (000’s)	1,291	1,180	1,071	992	918	852	787	729	675	631
EQ/Aggressive Allocation
Unit value	$131.43	$119.94	$135.10	$168.52	$174.11	$168.76	$181.14	$212.85	$191.68	$235.42
Number of units outstanding (000’s)	1,916	2,022	2,024	1,966	1,942	1,884	1,793	1,717	1,648	1,579
EQ/Balanced Strategy
Unit value	—	—	$103.26	$115.79	$119.26	$116.91	$122.24	$132.49	$125.24	$142.95
Number of units outstanding (000’s)	—	—	13	40	59	73	65	64	69	79
EQ/BlackRock Basic Value Equity
Unit value	$215.34	$205.86	$230.79	$313.62	$339.44	$314.30	$365.81	$390.19	$354.08	$431.20
Number of units outstanding (000’s)	1,394	1,422	1,386	1,345	1,311	1,269	1,224	1,150	1,072	1,018
EQ/Capital Guardian Research
Unit value	$116.45	$119.49	$138.41	$179.93	$196.18	$197.26	$211.01	$261.15	$245.16	$321.42
Number of units outstanding (000’s)	1,072	963	884	825	744	690	638	589	532	496

I-12

Series 300 and 400 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/ClearBridge Large Cap Growth
Unit value	$110.46	$102.58	$121.88	$167.23	$171.26	$171.11	$170.31	$211.04	$207.47	$270.20
Number of units outstanding (000’s)	470	665	775	850	808	739	648	565	499	450
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$89.42	$84.29	$94.98	$121.14	$131.10	$126.26	$140.98	$158.84	$140.92	$185.66
Number of units outstanding (000’s)	252	231	208	189	168	153	140	130	119	113
EQ/Common Stock Index
Unit value	$240.35	$238.97	$272.50	$356.11	$393.65	$388.12	$427.66	$508.26	$472.28	$606.76
Number of units outstanding (000’s)	1,526	1,344	1,190	1,071	979	901	816	750	682	618
EQ/Conservative Allocation
Unit value	$119.11	$119.75	$123.55	$127.18	$128.76	$126.73	$128.69	$133.26	$129.41	$139.47
Number of units outstanding (000’s)	424	441	433	384	355	324	306	271	245	239
EQ/Conservative Growth Strategy
Unit value	—	—	$102.63	$111.91	$114.62	$112.56	$116.57	$124.19	$118.53	$132.60
Number of units outstanding (000’s)	—	—	7	14	25	26	27	33	36	41
EQ/Conservative Strategy
Unit value	—	—	$101.32	$104.34	$105.63	$104.03	$105.54	$108.58	$105.62	$113.53
Number of units outstanding (000’s)	—	—	5	11	14	16	13	12	11	15
EQ/Conservative-Plus Allocation
Unit value	$121.62	$119.14	$126.21	$137.27	$139.71	$136.94	$141.50	$151.92	$144.41	$161.69
Number of units outstanding (000’s)	753	769	760	725	677	619	578	552	502	466
EQ/Core Bond Index
Unit value	$112.15	$115.97	$118.03	$114.59	$115.78	$114.73	$114.76	$114.88	$113.61	$119.11
Number of units outstanding (000’s)	771	721	684	639	599	572	547	527	510	510
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.43	$90.22	$72.86	$78.86	$104.27	$87.18	$101.59
Number of units outstanding (000’s)	—	—	—	8	21	28	33	52	63	60
EQ/Equity 500 Index
Unit value	$281.41	$282.55	$321.22	$416.78	$464.56	$461.99	$507.04	$605.55	$567.91	$732.20
Number of units outstanding (000’s)	2,394	2,246	2,120	2,010	1,936	1,890	1,853	1,808	1,750	1,677

I-13

Series 300 and 400 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$209.48	$270.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	576	535
EQ/Franklin Balanced Managed Volatility
Unit value	$99.91	$98.65	$108.25	$122.37	$128.22	$122.66	$133.66	$145.08	$136.97	$157.52
Number of units outstanding (000’s)	565	527	489	467	505	471	427	396	358	335
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$99.41	$88.68	$102.21	$137.84	$138.88	$128.07	$157.77	$173.93	$149.56	$185.17
Number of units outstanding (000’s)	120	121	111	104	98	90	87	83	79	73
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$81.79	$77.11	$87.28	$106.16	$110.47	$105.94	$114.45	$129.81	$116.97	$141.02
Number of units outstanding (000’s)	418	419	405	408	421	408	371	350	324	303
EQ/Global Bond PLUS
Unit value	$118.92	$122.49	$125.34	$120.55	$119.99	$113.88	$113.12	$116.80	$113.36	$118.78
Number of units outstanding (000’s)	355	382	383	340	310	281	253	242	224	205
EQ/Global Equity Managed Volatility
Unit value	$181.09	$156.66	$180.80	$214.70	$215.40	$208.84	$215.28	$267.80	$232.06	$286.81
Number of units outstanding (000’s)	1,848	1,671	1,522	1,404	1,303	1,226	1,137	1,058	990	933
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$140.96	$181.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	133	130
EQ/Intermediate Government Bond
Unit value	$173.15	$180.33	$179.64	$174.33	$174.62	$173.02	$171.48	$169.77	$168.87	$173.56
Number of units outstanding (000’s)	402	369	336	299	272	253	240	225	213	205
EQ/International Core Managed Volatility
Unit value	$120.02	$98.36	$112.87	$130.87	$121.06	$114.26	$112.97	$140.78	$118.21	$142.80
Number of units outstanding (000’s)	838	817	756	700	974	918	864	811	767	732
EQ/International Equity Index
Unit value	$126.00	$109.42	$125.52	$150.42	$138.16	$133.40	$134.50	$163.53	$136.85	$164.92
Number of units outstanding (000’s)	3,352	3,078	2,822	2,609	2,454	2,344	2,226	2,120	2,006	1,920

I-14

Series 300 and 400 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Managed Volatility
Unit value	$111.50	$92.35	$106.23	$126.93	$117.16	$112.81	$111.17	$136.28	$115.02	$137.80
Number of units outstanding (000’s)	3	18	20	23	24	31	30	34	34	35
EQ/International Value Managed Volatility
Unit value	$127.65	$105.58	$122.36	$144.05	$131.92	$126.04	$125.28	$152.50	$125.63	$152.03
Number of units outstanding (000’s)	1,622	1,495	1,381	1,277	1,194	1,134	1,074	1,006	954	913
EQ/Invesco Comstock
Unit value	$102.76	$99.37	$116.10	$154.68	$166.21	$153.83	$178.14	$207.37	$179.21	$220.98
Number of units outstanding (000’s)	166	175	180	204	488	451	408	378	357	336
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$144.75	$174.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	212	199
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$109.28	$138.23
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	204	193
EQ/Janus Enterprise
Unit value	$169.33	$154.20	$165.45	$226.15	$221.53	$206.56	$194.97	$246.04	$238.38	$320.93
Number of units outstanding (000’s)	688	807	807	746	714	692	640	601	571	543
EQ/JPMorgan Value Opportunities
Unit value	$134.73	$125.98	$144.24	$193.23	$218.05	$210.22	$252.06	$292.76	$244.33	$307.42
Number of units outstanding (000’s)	306	282	258	243	232	235	239	284	307	310
EQ/Large Cap Core Managed Volatility
Unit value	$91.78	$86.71	$98.37	$127.68	$140.60	$139.24	$150.88	$181.54	$167.59	$214.89
Number of units outstanding (000’s)	129	116	100	93	169	152	137	130	122	111
EQ/Large Cap Growth Index
Unit value	$75.04	$75.78	$85.77	$112.12	$124.15	$128.44	$134.77	$171.83	$165.68	$221.22
Number of units outstanding (000’s)	1,314	1,246	1,199	1,132	1,094	1,064	1,032	1,018	963	921
EQ/Large Cap Growth Managed Volatility
Unit value	$157.73	$149.93	$168.24	$224.72	$246.29	$252.79	$263.16	$335.50	$321.14	$423.66
Number of units outstanding (000’s)	1,338	1,300	1,181	1,083	2,305	2,165	2,019	1,887	1,752	1,632

I-15

Series 300 and 400 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Value Index
Unit value	$59.10	$58.12	$66.86	$86.79	$96.44	$90.93	$104.50	$116.51	$104.72	$129.80
Number of units outstanding (000’s)	207	448	436	419	425	411	414	398	385	385
EQ/Large Cap Value Managed Volatility
Unit value	$100.08	$94.00	$107.44	$140.42	$155.49	$147.24	$167.53	$188.20	$167.24	$206.97
Number of units outstanding (000’s)	6,915	6,275	5,681	5,207	5,055	4,721	4,376	4,060	3,755	3,519
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$96.68	$113.29
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	811	803
EQ/Loomis Sayles Growth
Unit value	$125.01	$126.89	$140.93	$176.97	$188.25	$207.13	$218.28	$289.86	$277.43	$359.48
Number of units outstanding (000’s)	224	203	190	176	155	153	179	196	184	171
EQ/MFS International Growth
Unit value	$147.85	$130.24	$153.80	$172.45	$161.62	$159.77	$160.75	$209.45	$187.27	$235.10
Number of units outstanding (000’s)	314	328	343	348	335	328	320	330	329	329
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$185.23	$230.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	895	888
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$164.59	$221.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	398	396
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$309.93	$415.24
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	209	202
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$177.32	$218.15
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	226	214
EQ/Mid Cap Index
Unit value	$114.44	$110.20	$127.28	$166.49	$179.03	$171.58	$203.00	$231.30	$201.50	$249.25
Number of units outstanding (000’s)	2,138	2,037	1,961	1,903	1,858	1,835	1,842	1,831	1,774	1,738

I-16

Series 300 and 400 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Mid Cap Value Managed Volatility
Unit value	$164.68	$147.16	$172.23	$226.13	$247.35	$235.40	$273.30	$302.87	$259.06	$323.55
Number of units outstanding (000’s)	2,473	2,260	2,072	1,919	1,780	1,667	1,555	1,449	1,341	1,261
EQ/Moderate Allocation
Unit value	$210.76	$203.45	$218.36	$243.67	$247.66	$242.16	$251.70	$275.74	$259.03	$295.23
Number of units outstanding (000’s)	1,284	1,177	1,074	983	921	863	801	747	691	648
EQ/Moderate Growth Strategy
Unit value	—	—	$103.87	$119.78	$124.09	$121.46	$128.29	$141.51	$132.43	$154.15
Number of units outstanding (000’s)	—	—	8	39	60	75	91	100	116	125
EQ/Moderate-Plus Allocation
Unit value	$132.32	$124.08	$136.52	$161.35	$165.19	$160.87	$170.26	$193.00	$177.39	$210.00
Number of units outstanding (000’s)	4,210	4,268	4,165	4,007	3,883	3,745	3,548	3,371	3,194	3,044
EQ/Money Market
Unit value	$142.80	$140.87	$138.97	$137.09	$135.24	$133.41	$131.62	$130.36	$130.23	$130.42
Number of units outstanding (000’s)	26	22	18	18	20	13	13	12	15	11
EQ/Oppenheimer Global
Unit value	$105.12	$94.78	$112.55	$140.28	$140.88	$143.41	$141.56	$189.41	$161.69	$209.11
Number of units outstanding (000’s)	240	346	360	390	410	453	432	445	449	447
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.73	$96.56	$93.01	$101.24	$102.79	$100.02	$106.74
Number of units outstanding (000’s)	—	—	—	8	33	60	77	98	99	100
EQ/PIMCO Ultra Short Bond
Unit value	$108.61	$106.95	$107.09	$105.75	$104.24	$102.56	$103.20	$103.74	$103.33	$104.54
Number of units outstanding (000’s)	776	662	608	559	513	466	426	401	387	364
EQ/Quality Bond PLUS
Unit value	$180.35	$180.55	$182.86	$176.30	$178.98	$176.98	$176.67	$176.73	$174.56	$181.92
Number of units outstanding (000’s)	642	567	508	455	413	375	345	323	304	285
EQ/Small Company Index
Unit value	$158.20	$149.85	$170.81	$231.64	$239.62	$225.61	$268.29	$301.79	$264.05	$326.19
Number of units outstanding (000’s)	897	854	804	769	737	719	695	670	642	628

I-17

Series 300 and 400 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/T. Rowe Price Growth Stock
Unit value	$105.33	$101.90	$119.57	$162.71	$174.40	$189.65	$189.62	$249.52	$242.18	$313.24
Number of units outstanding (000’s)	853	915	1,029	1,030	1,023	1,089	1,067	1,095	1,111	1,093
EQ/Templeton Global Equity Managed Volatility
Unit value	$86.47	$78.23	$92.10	$115.35	$115.06	$110.52	$114.80	$137.37	$118.97	$141.96
Number of units outstanding (000’s)	249	247	240	238	234	223	206	194	181	175
EQ/UBS Growth and Income
Unit value	$113.88	$109.19	$121.59	$162.58	$183.58	$178.53	$194.02	$232.16	$198.31	$267.65
Number of units outstanding (000’s)	121	109	103	103	111	112	99	100	88	83
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$73.19	$72.94
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	204	217
Invesco V.I. High Yield Fund
Unit value	—	$94.99	$109.61	$115.46	$115.71	$110.32	$120.63	$126.30	$120.11	$134.10
Number of units outstanding (000’s)	—	18	52	64	73	79	78	86	81	85
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$114.65	$105.76	$115.42	$146.29	$150.34	$141.98	$158.52	$179.32	$156.38	$192.92
Number of units outstanding (000’s)	9	36	47	48	48	47	49	51	50	50
Invesco V.I. Small Cap Equity Fund
Unit value	$124.31	$121.44	$136.18	$184.17	$185.49	$172.50	$190.35	$213.58	$178.52	$222.49
Number of units outstanding (000’s)	2	18	18	21	20	23	21	19	18	17
Ivy VIP High Income
Unit value	$106.22	$110.31	$129.12	$140.77	$141.52	$130.54	$149.65	$157.51	$152.10	$166.86
Number of units outstanding (000’s)	26	156	349	427	469	445	427	435	411	399
Ivy VIP Small Cap Growth
Unit value	—	$79.10	$82.07	$116.08	$116.35	$116.95	$118.75	$144.25	$136.45	$166.08
Number of units outstanding (000’s)	—	19	31	42	41	87	70	68	85	84
MFS® Investors Trust Series
Unit value	$114.87	$110.60	$129.66	$168.53	$184.08	$181.52	$193.99	$235.47	$219.04	$283.63
Number of units outstanding (000’s)	6	11	23	28	26	25	27	28	28	28

I-18

Series 300 and 400 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$187.35	$195.65	$247.28	$245.35	$337.88
Number of units outstanding (000’s)	—	—	—	—	—	21	27	24	24	38
Multimanager Aggressive Equity
Unit value	$130.02	$120.51	$135.77	$183.75	$200.61	$205.80	$210.01	$270.07	$265.84	$349.71
Number of units outstanding (000’s)	811	729	649	585	528	486	441	403	367	336
Multimanager Core Bond
Unit value	$136.56	$142.56	$148.34	$142.91	$146.28	$144.50	$146.34	$148.71	$146.13	$154.81
Number of units outstanding (000’s)	480	487	527	481	427	390	355	334	301	286
Multimanager Mid Cap Growth
Unit value	$117.67	$106.94	$121.80	$168.45	$174.27	$169.32	$178.38	$222.92	$207.21	$271.82
Number of units outstanding (000’s)	481	437	394	379	349	332	303	285	268	250
Multimanager Mid Cap Value
Unit value	$152.52	$130.42	$147.73	$197.63	$205.39	$191.39	$224.86	$242.42	$208.67	$257.28
Number of units outstanding (000’s)	344	316	278	256	226	203	187	170	155	143
Multimanager Technology
Unit value	$117.21	$110.07	$123.17	$164.77	$184.59	$193.58	$208.08	$285.62	$288.23	$392.07
Number of units outstanding (000’s)	829	750	698	627	598	562	498	471	451	422
Target 2015 Allocation
Unit value	$101.92	$97.73	$106.89	$120.29	$122.19	$118.25	$123.24	$135.34	$127.77	$144.96
Number of units outstanding (000’s)	154	156	141	141	128	113	100	84	60	58
Target 2025 Allocation
Unit value	$99.61	$94.44	$105.15	$123.55	$126.81	$122.56	$129.89	$147.91	$136.95	$161.30
Number of units outstanding (000’s)	190	202	211	227	242	247	253	265	249	256
Target 2035 Allocation
Unit value	$98.29	$92.47	$104.11	$125.57	$129.45	$125.12	$133.35	$154.95	$141.90	$171.25
Number of units outstanding (000’s)	152	171	195	209	224	239	250	264	279	301
Target 2045 Allocation
Unit value	$96.22	$89.68	$102.13	$126.18	$130.43	$125.82	$134.93	$159.34	$144.64	$177.44
Number of units outstanding (000’s)	108	122	137	149	164	177	185	194	199	208

I-19

Series 300 and 400 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.46	$98.81	$118.74	$106.85	$133.66
Number of units outstanding (000’s)	—	—	—	—	—	1	8	13	23	36
VanEck VIP Global Hard Assets Fund
Unit value	—	$82.94	$84.37	$91.81	$73.06	$47.84	$67.69	$65.47	$46.23	$50.88
Number of units outstanding (000’s)	—	44	90	109	129	167	199	184	182	195

I-20

Appendix II: Market value adjustment example

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 14, 2020 to a fixed maturity option with a maturity date of June 15, 2028 (eight* years later) at a hypothetical rate to maturity of 4.00% (h), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2024.(a)

	Hypothetical assumed rate to maturity(j) On June 15, 2024
	2%	6%
As of June 15, 2024 before withdrawal
(1) market adjusted amount(b)	$126,455	$108,409
(2) fixed maturity amount(c)	$116,998	$116,998
(3) market value adjustment: (1) – (2)	$9,457	$(8,589)
On June 15, 2024 after $50,000 withdrawal
(4) portion of market value adjustment associated with the withdrawal: (3) x [$50,000/(1)]	$3,739	$(3,961)
(5) portion of fixed maturity associated with the withdrawal: $50,000 – (4)	$46,261	$53,961
(6) market adjusted amount (1) - $50,000	$76,455	$58,409
(7) fixed maturity amount: (2) – (5)	$70,738	$63,037
(8) maturity value(d)	$82,762	$73,752

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

*	In Oregon, seven is the maximum maturity year.

Notes:

(a)	Number of days from the withdrawal date to the maturity date = D = 1,461

(b)	Market adjusted amount is based on the following calculation:

Maturity value	=	$136,886	where j is either 2% or 6%
(1+j)(D/365)		(1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:

Maturity value	=	$136,886
(1+h)(D/365)		(1+0.04)(1,461/365)

(d) Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)(D/365) = ($70,738 or $63,037) x (1+0.04)(1,461/365)

II-1

Appendix III: State contract availability and/or variations of certain features and benefits

States where certain EQUI-VEST® Employer-Sponsored Retirement Plans features and/or benefits are not available or vary:

State	Features and benefits	Contract type/Series/ Effective Date	Availability or variation
California	See “Your right to cancel within a certain number of days” in “Contract features and benefits.”		If you reside in the state of California and you are age 60 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the EQ/Money Market option (and/or guaranteed interest option), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

Connecticut	See “Withdrawal charge” in “Fees and charges” under “EQUI-VEST® at a glance — key features;” and in “Charges under the contract” under “Charges and expenses”	The changes apply to contracts issued on or after the dates indicated for the contract types indicated as follows:	The withdrawal charge percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

EDC — June 20, 2003 TSA, and Annuitant owned HR-10 contract series 200 — June 14, 2004	Contract Year(s)	Charge
	1 through 5	6%(1)
	6	5
	7	4
	8	3
	9	2
	10	1
	11 and later	0

(1) This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.

SIMPLE IRA contract series 400 — March 3, 2004 SEP and SARSEP contract series 300 and Trusteed contracts series 200 — June 14, 2004	The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that exceed the 10% free withdrawal amount, that were made in the current and four prior contract years and 5% of contributions with-drawn that were made in the contract year immediately preceding the four prior contract years.

III-1

State	Features and benefits	Contract type/Series/ Effective Date	Availability or variation
Florida	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	Keogh Series 200, SEP and SARSEP IRA Contract Series 300 and SIMPLE IRA Series 400.

If you reside in the state of Florida, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the greater of the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract, or a refund of all contributions paid.

	See “Withdrawal charge” in “Charges and expenses”		If you are age 65 or older at the time your contract is issued, the applicable withdrawal charge will not exceed 10% of the amount withdrawn. In addition, no charge will apply after the end of the 10th contract year or 10 years after a contribution is made, whichever is later.
Illinois	For SEP and SARSEP IRA Contract Series 300 and SIMPLE IRA Contract Series 400 issued on or after September 24, 2007:

	See “Withdrawal charge for series 300 and 400 contracts” under “Charges and expenses”	The change applies to SEP and SARSEP IRA contract series 300 and to SIMPLE IRA contract series 400.	The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that exceed the 10% free withdrawal amount, that were made in the current and four prior contract years and 5% of contributions withdrawn that were made in the contract year immediately preceding the four prior contract years.
Massachusetts	See “Disability, terminal illness or confinement to nursing home” in “Charges under the contracts” under “Charges and expenses”	The change applies to SEP, SARSEP IRA series 300, SIMPLE IRA series 400 contracts issued on or after November 27, 2006.	The disability, terminal illness or confinement to a nursing home withdrawal charge waiver is not available.
New York	See “Fixed maturity options” in “What are your investment options under the contract” under “Contract features and benefits”	Series 100 contracts	Fixed maturity options are not available.

	See “Selecting an annuity payout option” in “Your annuity payout option” under “Accessing your money”		In the second to last paragraph in this section, the second line in the paragraph “(1) the amount applied to purchase the annuity;” is deleted in its entirety and replaced with the following:
(1) The amount applied to provide the annuity will be: (a) the account value for any life annuity form or (b) the cash value for any period certain annuity form except that, if the period certain is more than five years, the amount applied will be no less than 95% of the account value.
Pennsylvania	See “Fixed maturity options” in “What are your investment options under the contract” under “Contract features and benefits”	Series 100, 200 and 300 contracts	Fixed maturity options are not available.

	See “Loans under TSA, governmental employer EDC and Corporate Trusteed contracts” in “Accessing your money”	EDC 457 Contracts	Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.

III-2

State	Features and benefits	Contract type/Series/ Effective Date	Availability or variation
Texas	See “Withdrawal Charge” in “Charges under the contracts” under “Charges and expenses.”		6% of the amount withdrawn, generally declining for the first through 12th contract years;
			Contract year(s)	Charge
			1	6.00%
			2	5.75%
			3	5.50%
			4	5.25%
			5	5.00%
			6	4.75%
			7	4.50%
			8	4.25%
			9	4.00%
			10	3.00%
			11	1.00%
			12	1.00%
			13 and later	0.00%

			The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.

	See “What are your investment options under the contract” in “Contract features and benefits”.	For all new and existing TSA contract owners (regardless of the contract issue date) who are employees of public school districts and open enrollment charter schools (grades K-12).	Unavailable variable investment options: The variable investment options that invest in portfolios of unaffiliated trusts are not available.

	See the SAI for condensed financial Information.

III-3

State	Features and benefits	Contract type/Series/ Effective Date	Availability or variation

Utah	See “Withdrawal charge for series 100 and 200 contracts” under “For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts” in “Charges and expenses”	The change applies to participants in the modified version of the EQUI-VEST® Series 200 TSA, TSA University, HR-10 and EDC contracts (the “Modified TSA Agreement”) in qualifying retirement programs of certain nonprofit healthcare organizations.	Withdrawal charge. The withdrawal charge schedule for the Modified TSA Agreement is as follows:
			Contract Year(s)	Withdrawal Charge
			1 through 5	6%
			6	5%
			7	4%
			8	3%
			9	2%
			10	1%
			11 and later	0%
			The total of all withdrawal charges assessed will not exceed 6% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

	See “Withdrawal charge” in “Withdrawal charge for series 300 and 400 contracts” under “Charges and expenses”	The change applies to SIMPLE IRA contract series 400 issued on or after November 27, 2006. This change applies to SEP and SARSEP contract series 300 issued on or after August 25, 2008.	The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that exceed the 10% free withdrawal amount, that were made in the current and four prior contracts years and 5% of contributions withdrawn that were made in the contract year immediately preceding the four prior contract years.
Vermont	See “Loans under TSA, governmental employer EDC and Corporate Trusteed contracts” in “Accessing your money”		Taking a loan in excess of Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
Washington		The changes apply to contracts issued on or after August 13, 2001

	Fixed Maturity Options	All contract types and series	Not available

	See “Annual administrative charge” in the Fee table under “Charges and expenses”	All contract types and series	This charge is deducted pro rata from the variable investment options. If your account value is allocated 100% to the guaranteed interest option, the charge will be waived.

	See “Index of key words and phrases”	Trusteed contracts	Not available

	See “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses”	SIMPLE IRA contract series 400	In the case of terminations or surrenders, we will pay you the greater of (i) the cash value or (ii) the free withdrawal amount plus 94% of the remaining account value. For issue ages 60 and older, the percentage is 95% of the remaining account value in the 5th contract year and later; and for issue ages under 60, the percentage is 94.5% of the remaining account value in the 6th contract year and later.

	Withdrawal charge waiver		For SIMPLE IRA, the withdrawal charge is waived after five contract years and the annuitant is at least 59 1/2.

III-4

Statement of additional information

How to obtain an EQUI-VEST® Statement of Additional Information for Separate Account A

Call 1 (800) 628-6673 or send this request form to:

EQUI-VEST®

Employer Sponsored Retirement Plans

Equitable Processing Office

P.O. Box 4956

Syracuse, NY 13221-4956

Please send me an EQUI-VEST® Statement of Additional Information dated May 1, 2020 (Employer Sponsored Retirement Plans)

Name

Address
City	State	Zip

#831404

EQUI-VEST®

Employer-Sponsored Retirement Plans

Statement of Additional Information

dated May 1, 2020

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST® dated May 1, 2020. That prospectus provides detailed information concerning the contracts, as well as the variable investment options and fixed maturity options that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.

The Company	2

Calculation of annuity payments	2

Custodian	2

Independent registered public accounting firm	2

Distribution of the contracts	2

Calculating unit values	3

Condensed financial information	4

Financial statements	80

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

EV-Employer-Sponsored Retirement Plans
#831404

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Calculation of annuity payments

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST® may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

•	.00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

•	.00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST® contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST® contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).

Custodian

The Company is the custodian for the shares of the Trusts owned by the variable annuity options.

Independent registered public accounting firm

The (i) financial statements of Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the contracts

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Advisors a fee of $0, $0 and $0 for each of the years 2019, 2018 and 2017. The Company paid Equitable Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of

2

several the Company separate accounts, including Separate Account A, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, for each of these three years, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Under a Distribution Agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Distributors distribution fees of $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017, as distributor of certain contracts, including these contracts, and as the principal underwriter of several the Company separate accounts, including Separate Account A. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Calculating unit values

Unit values are determined at the end of each “valuation period” for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST® may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the “net investment factor” for the variable investment option for that valuation period. The net investment factor is:

(	a b	)	–	c

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)

is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

3

Condensed Financial Information

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2019. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values for series 100 through 400 presented in the prospectus. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to the prospectus for a presentation of the unit values and units outstanding for the series presented in the prospectus.

EQUI-VEST® TSA Contracts for Douglas County School District and Modified TSA Froedtert Memorial Lutheran Hospital

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.33	$105.90	$101.03	$108.74	$118.13	$112.24	$131.36
Number of units outstanding (000’s)	—	—	—	—	1	1	3	1	2	3
1290 VT Equity Income
Unit value	$113.13	$111.67	$130.28	$170.11	$183.20	$178.46	$199.82	$229.39	$200.74	$247.11
Number of units outstanding (000’s)	13	15	17	24	24	23	24	22	21	20
1290 VT GAMCO Mergers & Acquisitions
Unit value	$128.75	$129.31	$134.87	$148.34	$149.42	$151.95	$162.17	$170.65	$160.80	$173.10
Number of units outstanding (000’s)	3	4	5	6	6	7	7	6	6	6
1290 VT GAMCO Small Company Value
Unit value	$189.25	$180.99	$211.38	$291.41	$297.64	$278.15	$339.81	$390.96	$327.05	$399.80
Number of units outstanding (000’s)	37	54	67	92	103	114	125	131	140	148
1290 VT High Yield Bond
Unit value	—	—	—	$101.58	$102.59	$98.52	$109.09	$115.11	$111.54	$124.81
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	4
1290 VT Socially Responsible
Unit value	$81.53	$81.02	$93.73	$124.77	$140.48	$139.88	$152.42	$181.87	$172.35	$222.49
Number of units outstanding (000’s)	5	5	5	7	7	8	9	9	9	10
All Asset Growth-Alt 20
Unit value	$119.19	$113.99	$126.51	$143.08	$145.18	$138.18	$150.03	$172.32	$157.85	$186.30
Number of units outstanding (000’s)	2	4	7	10	12	12	13	17	18	16
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.50	$100.55	$99.57	$101.44	$103.84	$101.99	$110.25
Number of units outstanding (000’s)	—	—	—	1	6	11	18	18	21	25
CharterSM Multi-Sector Bond
Unit value	$141.96	$148.19	$154.67	$151.74	$153.96	$151.59	$154.64	$156.68	$154.48	$163.67
Number of units outstanding (000’s)	8	11	16	16	17	20	20	19	20	21

4

EQUI-VEST® TSA Contracts for Douglas County School District and Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Growth
Unit value	$132.65	$110.84	$122.33	$179.16	$172.91	$161.00	$174.48	$215.03	$202.37	$266.82
Number of units outstanding (000’s)	4	5	5	5	5	5	5	5	4	5
CharterSM Small Cap Value
Unit value	$182.96	$164.97	$190.90	$270.01	$253.90	$218.57	$271.27	$299.20	$257.99	$318.68
Number of units outstanding (000’s)	13	12	11	13	12	11	10	10	9	9
EQ/400 Managed Volatility
Unit value	$106.26	$96.65	$111.55	$145.56	$156.94	$150.69	$178.74	$204.10	$177.44	$219.68
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1	2
EQ/500 Managed Volatility
Unit value	$103.35	$98.58	$112.17	$145.55	$162.40	$161.52	$177.72	$212.68	$197.98	$254.87
Number of units outstanding (000’s)	—	—	—	1	1	2	3	3	4	4
EQ/2000 Managed Volatility
Unit value	$105.10	$93.16	$106.58	$145.12	$149.64	$140.73	$168.09	$189.67	$165.56	$204.17
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1	1
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.50	$119.15	$123.72	$121.85	$125.31	$140.21	$130.86	$150.17
Number of units outstanding (000’s)	—	—	—	1	2	3	4	4	3	4
EQ/AB Small Cap Growth
Unit value	$220.99	$218.13	$249.86	$342.12	$351.16	$337.88	$376.97	$458.28	$418.36	$529.86
Number of units outstanding (000’s)	13	14	14	14	15	16	15	15	16	18
EQ/Aggressive Allocation
Unit value	$135.74	$124.42	$140.78	$176.39	$183.05	$178.21	$192.13	$226.77	$205.14	$253.07
Number of units outstanding (000’s)	120	155	191	255	283	301	313	320	325	327
EQ/Balanced Strategy
Unit value	—	—	$103.55	$116.64	$120.67	$118.82	$124.79	$135.86	$129.00	$147.89
Number of units outstanding (000’s)	—	—	1	3	4	6	8	8	8	8
EQ/BlackRock Basic Value Equity
Unit value	$175.79	$168.80	$190.08	$259.45	$282.06	$262.33	$306.68	$328.58	$299.51	$366.38
Number of units outstanding (000’s)	40	54	67	75	79	82	89	87	84	83

5

EQUI-VEST® TSA Contracts for Douglas County School District and Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Capital Guardian Research
Unit value	$122.49	$126.25	$146.89	$191.81	$210.07	$212.16	$227.96	$283.38	$267.23	$351.90
Number of units outstanding (000’s)	23	16	14	14	14	14	14	13	12	12
EQ/ClearBridge Large Cap Growth
Unit value	$116.19	$108.38	$129.35	$178.27	$183.38	$184.04	$183.99	$229.00	$226.14	$295.83
Number of units outstanding (000’s)	11	17	20	29	33	34	34	28	26	24
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.15	$86.31	$97.68	$125.14	$136.04	$131.61	$147.59	$167.04	$148.86	$196.99
Number of units outstanding (000’s)	6	6	6	8	8	8	8	7	7	6
EQ/Common Stock Index
Unit value	$191.06	$190.83	$218.60	$286.97	$318.67	$315.63	$349.36	$417.10	$389.35	$502.50
Number of units outstanding (000’s)	63	58	52	50	47	43	41	40	40	41
EQ/Conservative Allocation
Unit value	$123.01	$124.22	$128.74	$133.12	$135.37	$133.82	$136.50	$141.97	$138.49	$149.92
Number of units outstanding (000’s)	24	31	37	46	56	58	58	54	52	50
EQ/Conservative Growth Strategy
Unit value	—	—	$102.93	$112.73	$115.97	$114.40	$119.00	$127.34	$122.09	$137.19
Number of units outstanding (000’s)	—	—	1	1	1	2	2	2	2	3
EQ/Conservative Strategy
Unit value	—	—	$101.61	$105.11	$106.87	$105.73	$107.74	$111.34	$108.79	$117.45
Number of units outstanding (000’s)	—	—	1	1	2	1	2	2	2	2
EQ/Conservative-Plus Allocation
Unit value	$125.60	$123.59	$131.51	$143.67	$146.88	$144.61	$150.09	$161.86	$154.55	$173.81
Number of units outstanding (000’s)	50	65	79	96	103	113	117	122	127	129
EQ/Core Bond Index
Unit value	$116.78	$121.28	$123.99	$120.91	$122.72	$122.14	$122.72	$123.39	$122.58	$129.09
Number of units outstanding (000’s)	16	17	22	26	31	35	39	42	45	49
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.70	$90.88	$73.72	$80.15	$106.44	$89.40	$104.64
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	3	4

6

EQUI-VEST® TSA Contracts for Douglas County School District and Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Equity 500 Index
Unit value	$208.43	$210.20	$240.04	$312.84	$350.25	$349.87	$385.70	$462.67	$435.86	$564.46
Number of units outstanding (000’s)	54	58	61	66	70	74	81	92	105	113
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$217.39	$282.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	61	63
EQ/Franklin Balanced Managed Volatility
Unit value	$101.84	$101.01	$111.34	$126.42	$133.05	$127.85	$139.94	$152.57	$144.68	$167.13
Number of units outstanding (000’s)	12	12	11	14	16	20	19	19	17	17
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$101.34	$90.80	$105.13	$142.40	$144.12	$133.49	$165.18	$182.90	$157.98	$196.47
Number of units outstanding (000’s)	3	2	2	3	3	3	2	2	2	2
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.12	$78.72	$89.49	$109.34	$114.29	$110.08	$119.46	$136.09	$123.18	$149.17
Number of units outstanding (000’s)	8	9	10	12	13	15	15	13	15	14
EQ/Global Bond PLUS
Unit value	$121.72	$125.93	$129.44	$125.05	$125.03	$119.19	$118.92	$123.33	$120.23	$126.55
Number of units outstanding (000’s)	12	19	23	24	25	25	27	26	28	27
EQ/Global Equity Managed Volatility
Unit value	$288.71	$250.88	$290.84	$346.90	$349.58	$340.45	$352.51	$440.46	$383.39	$475.96
Number of units outstanding (000’s)	21	27	32	33	33	35	37	38	39	40
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$168.67	$218.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	4
EQ/Intermediate Government Bond
Unit value	$171.04	$178.93	$179.04	$174.52	$175.60	$174.77	$173.98	$173.00	$172.87	$178.45
Number of units outstanding (000’s)	3	4	5	5	5	6	5	5	5	5
EQ/International Core Managed Volatility
Unit value	$126.25	$103.93	$119.79	$139.51	$129.63	$122.89	$122.05	$152.77	$128.85	$156.35
Number of units outstanding (000’s)	23	28	30	33	46	49	52	53	58	55

7

EQUI-VEST® TSA Contracts for Douglas County School District and Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Equity Index
Unit value	$129.53	$112.99	$130.18	$156.71	$144.58	$140.22	$142.01	$173.42	$145.78	$176.46
Number of units outstanding (000’s)	47	47	48	50	55	59	61	66	74	79
EQ/International Managed Volatility
Unit value	$104.38	$86.84	$100.34	$120.42	$111.65	$107.98	$106.89	$131.61	$111.58	$134.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$134.27	$111.55	$129.86	$153.56	$141.26	$135.56	$135.34	$165.48	$136.94	$166.45
Number of units outstanding (000’s)	49	44	46	52	51	50	50	48	48	46
EQ/Invesco Comstock
Unit value	$105.39	$102.37	$120.13	$160.76	$173.52	$161.31	$187.63	$219.38	$190.45	$235.89
Number of units outstanding (000’s)	4	4	5	8	24	28	27	27	26	28
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$152.23	$184.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	7
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$131.36	$166.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	7	8
EQ/Janus Enterprise
Unit value	$173.65	$158.84	$171.19	$235.04	$231.27	$216.60	$205.36	$260.30	$253.33	$342.58
Number of units outstanding (000’s)	27	45	60	67	69	71	72	71	76	77
EQ/JPMorgan Value Opportunities
Unit value	$112.88	$106.01	$121.92	$164.06	$185.96	$180.08	$216.88	$253.02	$212.12	$268.08
Number of units outstanding (000’s)	5	6	7	8	9	11	14	23	35	35
EQ/Large Cap Core Managed Volatility
Unit value	$96.54	$91.62	$104.40	$136.11	$150.56	$149.76	$163.00	$197.00	$182.67	$235.27
Number of units outstanding (000’s)	5	5	5	5	6	6	7	6	6	6
EQ/Large Cap Growth Index
Unit value	$78.93	$80.07	$91.03	$119.52	$132.94	$138.15	$145.60	$186.46	$180.59	$242.21
Number of units outstanding (000’s)	14	18	23	27	34	44	55	62	70	81

8

EQUI-VEST® TSA Contracts for Douglas County School District and Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Growth Managed Volatility
Unit value	$111.55	$106.50	$120.04	$161.06	$177.31	$182.80	$191.14	$244.77	$235.34	$311.86
Number of units outstanding (000’s)	24	28	27	22	75	74	70	65	63	59
EQ/Large Cap Value Index
Unit value	$60.50	$59.76	$69.05	$90.04	$100.49	$95.17	$109.86	$123.03	$111.08	$138.29
Number of units outstanding (000’s)	6	19	20	32	38	43	48	52	58	67
EQ/Large Cap Value Managed Volatility
Unit value	$105.27	$99.31	$114.03	$149.69	$166.49	$158.36	$180.99	$204.22	$182.29	$226.60
Number of units outstanding (000’s)	66	65	59	56	57	53	51	50	49	47
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$100.33	$118.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	97	103
EQ/Loomis Sayles Growth
Unit value	$128.52	$131.03	$146.18	$184.38	$197.01	$217.73	$230.48	$307.42	$295.55	$384.67
Number of units outstanding (000’s)	5	7	8	8	8	8	14	16	16	17
EQ/MFS International Growth
Unit value	$151.63	$134.16	$159.14	$179.23	$168.73	$167.54	$169.32	$221.59	$199.01	$250.95
Number of units outstanding (000’s)	16	25	34	40	39	41	46	52	58	63
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$192.22	$239.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	75	77
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$170.28	$230.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	40
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$321.63	$432.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	14	16
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$184.02	$227.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	35	37

9

EQUI-VEST® TSA Contracts for Douglas County School District and Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Mid Cap Index
Unit value	$119.83	$115.90	$134.47	$176.67	$190.82	$183.70	$218.30	$249.83	$218.63	$271.64
Number of units outstanding (000’s)	54	55	57	73	85	98	114	129	141	153
EQ/Mid Cap Value Managed Volatility
Unit value	$137.98	$123.85	$145.59	$192.00	$210.96	$201.66	$235.17	$261.78	$224.92	$282.15
Number of units outstanding (000’s)	36	35	35	36	34	33	31	29	27	24
EQ/Moderate Allocation
Unit value	$202.78	$196.64	$212.01	$237.67	$243.30	$239.50	$250.70	$276.57	$261.58	$300.18
Number of units outstanding (000’s)	166	198	223	33	32	28	26	23	21	18
EQ/Moderate Growth Strategy
Unit value	—	—	$104.17	$120.66	$125.56	$123.45	$130.96	$145.10	$136.41	$159.49
Number of units outstanding (000’s)	—	—	1	3	7	11	13	15	17	21
EQ/Moderate-Plus Allocation
Unit value	$136.66	$128.72	$142.26	$168.88	$173.67	$169.88	$180.59	$205.63	$189.84	$225.74
Number of units outstanding (000’s)	246	297	342	393	417	425	434	433	431	427
EQ/Money Market
Unit value	$140.88	$139.62	$138.36	$137.11	$135.88	$134.65	$133.45	$132.78	$133.25	$134.06
Number of units outstanding (000’s)	23	24	26	27	27	33	27	27	30	27
EQ/Oppenheimer Global
Unit value	$107.16	$97.04	$115.76	$144.92	$146.19	$149.48	$148.20	$199.18	$170.80	$221.88
Number of units outstanding (000’s)	6	8	9	15	17	19	19	20	23	25
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.99	$97.27	$94.11	$102.89	$104.93	$102.57	$109.94
Number of units outstanding (000’s)	—	—	—	1	5	11	17	20	24	25
EQ/PIMCO Ultra Short Bond
Unit value	$111.38	$110.17	$110.81	$109.90	$108.82	$107.54	$108.70	$109.76	$109.81	$111.59
Number of units outstanding (000’s)	28	27	28	32	33	33	32	30	31	31
EQ/Quality Bond PLUS
Unit value	$182.03	$183.03	$186.20	$180.32	$183.88	$182.64	$183.13	$184.01	$182.56	$191.11
Number of units outstanding (000’s)	9	9	10	9	10	11	10	9	9	9

10

EQUI-VEST® TSA Contracts for Douglas County School District and Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Small Company Index
Unit value	$164.72	$156.72	$179.44	$244.43	$253.98	$240.19	$286.90	$324.16	$284.89	$353.51
Number of units outstanding (000’s)	26	25	26	31	33	34	37	39	42	47
EQ/T. Rowe Price Growth Stock
Unit value	$108.29	$105.23	$124.02	$169.52	$182.51	$199.36	$200.22	$264.63	$258.00	$335.19
Number of units outstanding (000’s)	27	45	62	71	72	80	84	88	95	102
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.15	$80.10	$94.73	$119.17	$119.40	$115.20	$120.19	$144.46	$125.67	$150.63
Number of units outstanding (000’s)	7	8	8	11	12	14	14	13	13	12
EQ/UBS Growth and Income
Unit value	$117.08	$112.75	$126.12	$169.40	$192.12	$187.67	$204.86	$246.23	$211.26	$286.41
Number of units outstanding (000’s)	2	2	2	3	4	7	8	9	9	10
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$75.96	$76.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	18
Invesco V.I. High Yield Fund
Unit value	—	$95.26	$110.41	$116.82	$117.60	$112.62	$123.69	$130.08	$124.26	$139.35
Number of units outstanding (000’s)	—	—	3	4	6	7	9	10	11	13
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.48	$96.81	$106.12	$135.10	$139.47	$132.30	$148.37	$168.58	$147.68	$182.99
Number of units outstanding (000’s)	—	—	—	2	2	2	2	2	2	2
Invesco V.I. Small Cap Equity Fund
Unit value	$108.80	$106.77	$120.25	$163.36	$165.27	$154.38	$171.10	$192.84	$161.91	$202.69
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
Ivy VIP High Income
Unit value	$106.38	$110.97	$130.46	$142.86	$144.28	$133.68	$153.92	$162.73	$157.84	$173.93
Number of units outstanding (000’s)	—	4	18	35	52	66	78	87	99	107
Ivy VIP Small Cap Growth
Unit value	$112.82	$99.95	$104.16	$147.99	$148.99	$150.43	$153.43	$187.20	$177.87	$217.46
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3

11

EQUI-VEST® TSA Contracts for Douglas County School District and Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
MFS® Investors Trust Series
Unit value	$102.09	$98.72	$116.26	$151.78	$166.52	$164.95	$177.06	$215.88	$201.71	$262.36
Number of units outstanding (000’s)	—	—	—	—	—	—	1	—	1	1
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$191.84	$201.23	$255.46	$254.61	$352.20
Number of units outstanding (000’s)	—	—	—	—	—	3	4	4	4	7
Multimanager Aggressive Equity
Unit value	$100.86	$93.90	$106.27	$144.71	$158.98	$164.04	$168.38	$217.80	$215.63	$285.29
Number of units outstanding (000’s)	50	49	42	23	22	18	16	13	12	11
Multimanager Core Bond
Unit value	$142.14	$149.04	$155.78	$150.75	$154.99	$153.79	$156.43	$159.68	$157.61	$167.72
Number of units outstanding (000’s)	10	13	16	16	17	18	19	19	20	21
Multimanager Mid Cap Growth
Unit value	$122.48	$111.81	$127.92	$177.69	$184.65	$180.20	$190.69	$239.36	$223.50	$294.49
Number of units outstanding (000’s)	6	6	7	10	10	11	11	12	12	11
Multimanager Mid Cap Value
Unit value	$158.75	$136.35	$155.14	$208.47	$217.62	$203.69	$240.37	$260.30	$225.07	$278.73
Number of units outstanding (000’s)	7	8	9	11	11	10	10	10	11	11
Multimanager Technology
Unit value	$122.00	$115.08	$129.35	$173.81	$195.59	$206.03	$222.44	$306.69	$310.88	$424.76
Number of units outstanding (000’s)	10	10	12	12	13	14	15	15	16	17
Target 2015 Allocation
Unit value	$103.90	$100.06	$109.93	$124.27	$126.80	$123.26	$129.03	$142.33	$134.97	$153.81
Number of units outstanding (000’s)	14	14	16	18	15	17	17	12	7	7
Target 2025 Allocation
Unit value	$101.54	$96.70	$108.15	$127.64	$131.59	$127.75	$135.99	$155.55	$144.67	$171.15
Number of units outstanding (000’s)	15	19	22	29	31	36	36	36	35	35
Target 2035 Allocation
Unit value	$100.20	$94.68	$107.07	$129.72	$134.33	$130.41	$139.61	$162.94	$149.89	$181.70
Number of units outstanding (000’s)	11	13	15	19	22	24	26	28	31	36

12

EQUI-VEST® TSA Contracts for Douglas County School District and Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2045 Allocation
Unit value	$98.09	$91.83	$105.04	$130.35	$135.35	$131.15	$141.26	$167.57	$152.79	$188.27
Number of units outstanding (000’s)	7	9	11	13	16	19	21	23	27	31
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.72	$99.53	$120.13	$108.59	$136.45
Number of units outstanding (000’s)	—	—	—	—	—	—	2	5	9	12
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.18	$84.99	$92.90	$74.25	$48.84	$69.41	$67.43	$47.83	$52.87
Number of units outstanding (000’s)	—	2	6	10	13	17	21	23	25	28

13

EQUI-VEST® TSA Contracts for NY Housing Development Corporation

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.46	$106.25	$101.57	$109.55	$119.24	$113.53	$133.13
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT Equity Income
Unit value	$114.56	$113.30	$132.46	$173.30	$187.01	$182.54	$204.80	$235.58	$206.58	$254.80
Number of units outstanding (000’s)	2	1	1	1	1	1	1	2	2	3
1290 VT GAMCO Mergers & Acquisitions
Unit value	$130.22	$131.06	$136.97	$150.95	$152.35	$155.25	$166.03	$175.06	$165.29	$178.29
Number of units outstanding (000’s)	1	1	—	1	1	—	—	1	—	—
1290 VT GAMCO Small Company Value
Unit value	$191.63	$183.65	$214.91	$296.87	$303.84	$284.51	$348.27	$401.51	$336.56	$412.25
Number of units outstanding (000’s)	5	6	7	8	8	8	7	11	12	14
1290 VT High Yield Bond
Unit value	—	—	—	$101.71	$102.93	$99.05	$109.89	$116.19	$112.81	$126.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
1290 VT Socially Responsible
Unit value	$83.42	$83.06	$96.29	$128.44	$144.90	$144.57	$157.85	$188.73	$179.21	$231.82
Number of units outstanding (000’s)	3	3	2	2	2	2	2	2	1	1
All Asset Growth-Alt 20
Unit value	$119.50	$114.52	$127.35	$144.32	$146.74	$139.95	$152.26	$175.23	$160.84	$190.21
Number of units outstanding (000’s)	—	—	—	—	—	—	—	2	2	2
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.62	$100.88	$100.10	$102.19	$104.81	$103.15	$111.73
Number of units outstanding (000’s)	—	—	—	—	—	1	1	5	5	6
CharterSM Multi-Sector Bond
Unit value	$108.92	$113.93	$119.15	$117.13	$119.08	$117.49	$120.09	$121.91	$120.45	$127.87
Number of units outstanding (000’s)	1	2	2	2	2	2	2	2	2	2
CharterSM Small Cap Growth
Unit value	$134.32	$112.47	$124.38	$182.52	$176.51	$164.68	$178.83	$220.83	$208.25	$275.13
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	—

14

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Value
Unit value	$187.20	$169.13	$196.11	$277.93	$261.89	$225.90	$280.92	$310.48	$268.26	$332.03
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/400 Managed Volatility
Unit value	$106.41	$96.98	$112.15	$146.65	$158.44	$152.43	$181.16	$207.29	$180.57	$224.01
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/500 Managed Volatility
Unit value	$103.49	$98.92	$112.78	$146.64	$163.94	$163.38	$180.13	$216.00	$201.48	$259.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/2000 Managed Volatility
Unit value	$105.25	$93.48	$107.16	$146.20	$151.06	$142.35	$170.38	$192.63	$168.48	$208.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.63	$119.54	$124.38	$122.75	$126.49	$141.81	$132.62	$152.50
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$176.42	$174.49	$200.28	$274.79	$282.62	$272.48	$304.61	$371.06	$339.42	$430.75
Number of units outstanding (000’s)	3	3	3	3	3	3	3	3	3	4
EQ/Aggressive Allocation
Unit value	$137.73	$126.51	$143.43	$180.07	$187.24	$182.67	$197.33	$233.37	$211.53	$261.49
Number of units outstanding (000’s)	5	6	8	7	9	9	8	9	9	10
EQ/Balanced Strategy
Unit value	—	—	$103.68	$117.03	$121.32	$119.69	$125.96	$137.41	$130.74	$150.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
EQ/BlackRock Basic Value Equity
Unit value	$180.26	$173.44	$195.71	$267.66	$291.58	$271.73	$318.31	$341.72	$312.13	$382.57
Number of units outstanding (000’s)	6	7	9	9	9	9	8	9	8	10
EQ/Capital Guardian Research
Unit value	$125.33	$129.43	$150.90	$197.44	$216.67	$219.27	$236.07	$294.05	$277.86	$366.64
Number of units outstanding (000’s)	2	2	2	2	2	2	2	2	2	2
EQ/ClearBridge Large Cap Growth
Unit value	$118.88	$111.11	$132.88	$183.51	$189.14	$190.20	$190.54	$237.63	$235.14	$308.21
Number of units outstanding (000’s)	4	5	6	6	6	6	5	6	5	6

15

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.95	$87.24	$98.93	$127.00	$138.34	$134.10	$150.69	$170.89	$152.60	$202.35
Number of units outstanding (000’s)	1	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	$135.36	$135.46	$155.49	$204.53	$227.59	$225.87	$250.51	$299.68	$280.31	$362.51
Number of units outstanding (000’s)	22	22	24	22	21	23	20	20	21	18
EQ/Conservative Allocation
Unit value	$124.82	$126.30	$131.16	$135.89	$138.47	$137.17	$140.19	$146.11	$142.81	$154.91
Number of units outstanding (000’s)	1	1	1	2	1	2	2	3	3	3
EQ/Conservative Growth Strategy
Unit value	—	—	$103.06	$113.10	$116.59	$115.24	$120.12	$128.79	$123.73	$139.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative Strategy
Unit value	—	—	$101.74	$105.46	$107.44	$106.51	$108.76	$112.61	$110.25	$119.27
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative-Plus Allocation
Unit value	$127.45	$125.66	$133.98	$146.67	$150.24	$148.22	$154.15	$166.58	$159.37	$179.59
Number of units outstanding (000’s)	2	3	3	4	4	4	3	6	6	6
EQ/Core Bond Index
Unit value	$118.93	$123.77	$126.78	$123.89	$125.99	$125.66	$126.50	$127.45	$126.87	$133.87
Number of units outstanding (000’s)	7	8	3	3	3	3	3	6	6	6
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.82	$91.19	$74.11	$80.74	$107.44	$90.42	$106.05
Number of units outstanding (000’s)	—	—	—	—	—	—	1	3	3	2
EQ/Equity 500 Index
Unit value	$147.48	$149.04	$170.53	$222.70	$249.84	$250.07	$276.23	$332.03	$313.42	$406.71
Number of units outstanding (000’s)	14	20	21	17	17	18	13	19	20	22
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$221.06	$287.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	4	4
EQ/Franklin Balanced Managed Volatility
Unit value	$102.73	$102.10	$112.76	$128.29	$135.30	$130.27	$142.87	$156.08	$148.32	$171.67
Number of units outstanding (000’s)	2	2	2	2	2	1	1	1	1	1

16

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$102.22	$91.78	$106.47	$144.51	$146.55	$136.01	$168.64	$187.12	$161.95	$201.81
Number of units outstanding (000’s)	—	—	—	—	1	—	—	—	—	—
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.73	$79.45	$90.51	$110.81	$116.06	$112.01	$121.80	$139.03	$126.10	$153.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
EQ/Global Bond PLUS
Unit value	$123.01	$127.52	$131.34	$127.15	$127.38	$121.67	$121.64	$126.41	$123.48	$130.23
Number of units outstanding (000’s)	2	3	3	3	3	2	2	2	2	3
EQ/Global Equity Managed Volatility
Unit value	$296.06	$257.78	$299.45	$357.89	$361.38	$352.65	$365.87	$458.08	$399.54	$497.01
Number of units outstanding (000’s)	7	6	6	6	6	6	5	5	5	4
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$171.65	$222.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Intermediate Government Bond
Unit value	$159.65	$167.34	$167.79	$163.88	$165.23	$164.77	$164.36	$163.77	$163.97	$169.61
Number of units outstanding (000’s)	1	1	1	1	2	1	1	2	2	3
EQ/International Core Managed Volatility
Unit value	$129.17	$106.55	$123.06	$143.61	$133.71	$127.01	$126.39	$158.53	$133.97	$162.90
Number of units outstanding (000’s)	3	3	4	3	5	5	3	3	3	4
EQ/International Equity Index
Unit value	$121.12	$105.87	$122.23	$147.43	$136.30	$132.45	$134.41	$164.47	$138.54	$168.03
Number of units outstanding (000’s)	12	7	10	8	9	8	7	7	6	7
EQ/International Managed Volatility
Unit value	$104.53	$87.14	$100.88	$121.32	$112.71	$109.23	$108.34	$133.67	$113.55	$136.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$137.38	$114.36	$133.40	$158.07	$145.70	$140.10	$140.16	$171.71	$142.39	$173.42
Number of units outstanding (000’s)	28	31	5	5	5	5	4	4	4	3
EQ/Invesco Comstock
Unit value	$106.60	$103.75	$122.00	$163.59	$176.93	$164.81	$192.09	$225.05	$195.77	$242.96
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1

17

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$154.92	$188.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$133.69	$170.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Janus Enterprise
Unit value	$175.64	$160.99	$173.86	$239.18	$235.82	$221.30	$210.24	$267.02	$260.40	$352.85
Number of units outstanding (000’s)	2	4	3	4	4	4	3	5	4	6
EQ/JPMorgan Value Opportunities
Unit value	$115.75	$108.93	$125.53	$169.26	$192.24	$186.53	$225.11	$263.14	$221.05	$279.93
Number of units outstanding (000’s)	1	—	1	—	1	1	1	1	1	3
EQ/Large Cap Core Managed Volatility
Unit value	$98.78	$93.93	$107.25	$140.10	$155.29	$154.78	$168.80	$204.42	$189.94	$245.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Large Cap Growth Index
Unit value	$80.76	$82.09	$93.51	$123.03	$137.12	$142.78	$150.78	$193.48	$187.78	$252.35
Number of units outstanding (000’s)	1	2	2	2	3	3	2	3	3	4
EQ/Large Cap Growth Managed Volatility
Unit value	$114.39	$109.43	$123.60	$166.16	$183.29	$189.35	$198.39	$254.56	$245.25	$325.65
Number of units outstanding (000’s)	3	3	4	4	13	12	10	9	8	9
EQ/Large Cap Value Index
Unit value	$61.14	$60.51	$70.06	$91.55	$102.38	$97.16	$112.37	$126.10	$114.08	$142.31
Number of units outstanding (000’s)	—	1	1	2	2	2	2	2	3	2
EQ/Large Cap Value Managed Volatility
Unit value	$107.70	$101.82	$117.14	$154.09	$171.72	$163.67	$187.43	$211.91	$189.54	$236.09
Number of units outstanding (000’s)	10	9	10	10	13	13	10	7	7	8
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$102.03	$120.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	10	14
EQ/Loomis Sayles Growth
Unit value	$130.14	$132.95	$148.63	$187.84	$201.11	$222.71	$236.22	$315.71	$304.14	$396.65
Number of units outstanding (000’s)	1	1	1	1	1	1	2	2	1	2

18

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS International Growth
Unit value	$153.37	$135.98	$161.62	$182.39	$172.04	$171.18	$173.34	$227.31	$204.57	$258.48
Number of units outstanding (000’s)	2	3	3	4	3	3	2	4	3	2
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$195.47	$244.35
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	12	19
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$172.92	$234.08
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	8	10
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$327.07	$441.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	4
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$187.13	$231.71
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	3
EQ/Mid Cap Index
Unit value	$122.35	$118.58	$137.85	$181.48	$196.41	$189.46	$225.60	$258.71	$226.85	$282.43
Number of units outstanding (000’s)	30	33	7	9	9	9	8	9	9	11
EQ/Mid Cap Value Managed Volatility
Unit value	$141.49	$127.25	$149.90	$198.08	$218.08	$208.89	$244.09	$272.25	$234.39	$294.63
Number of units outstanding (000’s)	6	6	6	6	6	6	5	4	4	5
EQ/Moderate Allocation
Unit value	$169.97	$165.16	$178.43	$200.42	$205.05	$201.82	$211.14	$232.83	$220.17	$252.60
Number of units outstanding (000’s)	12	10	13	16	16	16	15	23	23	22
EQ/Moderate Growth Strategy
Unit value	—	—	$104.30	$121.06	$126.23	$124.35	$132.19	$146.75	$138.24	$161.96
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
EQ/Moderate-Plus Allocation
Unit value	$138.67	$130.88	$144.93	$172.40	$177.64	$174.12	$185.48	$211.61	$195.76	$233.25
Number of units outstanding (000’s)	8	11	13	17	17	15	15	24	23	24
EQ/Money Market
Unit value	$134.83	$133.89	$132.95	$132.02	$131.10	$130.18	$129.27	$128.88	$129.60	$130.65
Number of units outstanding (000’s)	1	1	1	1	1	1	1	2	5	3

19

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Oppenheimer Global
Unit value	$108.09	$98.09	$117.24	$147.07	$148.66	$152.31	$151.31	$203.77	$175.09	$227.91
Number of units outstanding (000’s)	1	3	3	2	2	2	2	2	4	4
EQ/PIMCO Global Real Return
Unit value	—	—	—	$91.11	$97.59	$94.62	$103.65	$105.92	$103.74	$111.43
Number of units outstanding (000’s)	—	—	—	—	—	1	1	6	10	14
EQ/PIMCO Ultra Short Bond
Unit value	$112.66	$111.66	$112.53	$111.84	$110.96	$109.88	$111.28	$112.59	$112.87	$114.94
Number of units outstanding (000’s)	5	5	6	6	6	6	5	5	4	4
EQ/Quality Bond PLUS
Unit value	$164.63	$165.87	$169.08	$164.07	$167.65	$166.85	$167.63	$168.78	$167.79	$176.00
Number of units outstanding (000’s)	2	2	1	1	1	1	1	1	1	1
EQ/Small Company Index
Unit value	$167.76	$159.93	$183.49	$250.45	$260.75	$247.10	$295.75	$334.82	$294.86	$366.62
Number of units outstanding (000’s)	23	24	4	4	4	4	4	3	3	3
EQ/T. Rowe Price Growth Stock
Unit value	$109.66	$106.77	$126.10	$172.70	$186.31	$203.92	$205.21	$271.77	$265.49	$345.63
Number of units outstanding (000’s)	16	18	4	4	6	5	5	10	11	15
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.92	$80.96	$95.94	$120.94	$121.41	$117.38	$122.71	$147.79	$128.83	$154.72
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/UBS Growth and Income
Unit value	$118.55	$114.40	$128.23	$172.57	$196.12	$191.97	$209.97	$252.87	$217.40	$295.33
Number of units outstanding (000’s)	—	—	—	—	2	3	—	—	—	—
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$77.25	$77.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	2	2
Invesco V.I. High Yield Fund
Unit value	—	$95.38	$110.78	$117.44	$118.47	$113.67	$125.10	$131.83	$126.19	$141.80
Number of units outstanding (000’s)	—	—	—	—	1	1	—	3	3	3
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.63	$97.14	$106.70	$136.11	$140.79	$133.82	$150.38	$171.21	$150.29	$186.60
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

20

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco V.I. Small Cap Equity Fund
Unit value	$108.96	$107.13	$120.91	$164.58	$166.84	$156.16	$173.43	$195.85	$164.77	$206.69
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Ivy VIP High Income
Unit value	$106.45	$111.26	$131.08	$143.83	$145.54	$135.12	$155.89	$165.14	$160.51	$177.23
Number of units outstanding (000’s)	—	—	1	2	2	2	2	11	12	14
Ivy VIP Small Cap Growth
Unit value	$112.98	$100.29	$104.73	$149.09	$150.41	$152.17	$155.51	$190.12	$181.02	$221.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series
Unit value	$102.23	$99.06	$116.89	$152.91	$168.10	$166.85	$179.46	$219.25	$205.28	$267.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$193.91	$203.81	$259.26	$258.92	$358.88
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Aggressive Equity
Unit value	$81.90	$76.41	$86.65	$118.05	$129.73	$133.96	$137.60	$178.11	$176.49	$233.70
Number of units outstanding (000’s)	19	15	13	12	9	9	8	8	10	7
Multimanager Core Bond
Unit value	$144.74	$152.07	$159.27	$154.43	$159.10	$158.19	$161.23	$164.91	$163.10	$173.92
Number of units outstanding (000’s)	1	1	2	2	3	2	2	2	2	2
Multimanager Mid Cap Growth
Unit value	$124.72	$114.08	$130.78	$182.04	$189.55	$185.36	$196.54	$247.20	$231.29	$305.37
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
Multimanager Mid Cap Value
Unit value	$161.66	$139.12	$158.62	$213.57	$223.40	$209.52	$247.75	$268.83	$232.91	$289.03
Number of units outstanding (000’s)	1	1	1	1	1	1	—	1	1	—
Multimanager Technology
Unit value	$124.23	$117.42	$132.25	$178.07	$200.78	$211.92	$229.26	$316.73	$321.71	$440.44
Number of units outstanding (000’s)	3	3	7	1	1	2	1	2	4	1
Target 2015 Allocation
Unit value	$104.80	$101.14	$111.34	$126.12	$128.94	$125.59	$131.74	$145.61	$138.36	$157.99
Number of units outstanding (000’s)	1	1	1	—	—	—	—	—	—	—

21

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$102.43	$97.74	$109.53	$129.54	$133.82	$130.17	$138.85	$159.13	$148.30	$175.80
Number of units outstanding (000’s)	3	3	4	4	3	3	3	5	4	4
Target 2035 Allocation
Unit value	$101.07	$95.70	$108.44	$131.65	$136.60	$132.89	$142.55	$166.70	$153.65	$186.64
Number of units outstanding (000’s)	1	2	1	2	2	2	1	2	3	2
Target 2045 Allocation
Unit value	$98.94	$92.82	$106.39	$132.29	$137.64	$133.63	$144.23	$171.43	$156.63	$193.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.72	$99.86	$120.77	$109.39	$137.73
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.28	$85.27	$93.39	$74.80	$49.30	$70.20	$68.34	$48.57	$53.80
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1

22

EQUI-VEST® VantageSM Contracts

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.33	$105.90	$101.03	$108.74	$118.13	$112.24	$131.36
Number of units outstanding (000’s)	—	—	—	—	1	1	3	1	2	3
1290 VT Equity Income
Unit value	$113.13	$111.67	$130.28	$170.11	$183.20	$178.46	$199.82	$229.39	$200.74	$247.11
Number of units outstanding (000’s)	13	15	17	24	24	23	24	22	21	20
1290 VT GAMCO Mergers & Acquisitions
Unit value	$128.75	$129.31	$134.87	$148.34	$149.42	$151.95	$162.17	$170.65	$160.80	$173.10
Number of units outstanding (000’s)	3	4	5	6	6	7	7	6	6	6
1290 VT GAMCO Small Company Value
Unit value	$189.25	$180.99	$211.38	$291.41	$297.64	$278.15	$339.81	$390.96	$327.05	$399.80
Number of units outstanding (000’s)	37	54	67	92	103	114	125	131	140	148
1290 VT High Yield Bond
Unit value	—	—	—	$101.58	$102.59	$98.52	$109.09	$115.11	$111.54	$124.81
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	4
1290 VT Socially Responsible
Unit value	$81.53	$81.02	$93.73	$124.77	$140.48	$139.88	$152.42	$181.87	$172.35	$222.49
Number of units outstanding (000’s)	5	5	5	7	7	8	9	9	9	10
All Asset Growth-Alt 20
Unit value	$119.19	$113.99	$126.51	$143.08	$145.18	$138.18	$150.03	$172.32	$157.85	$186.30
Number of units outstanding (000’s)	2	4	7	10	12	12	13	17	18	16
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.50	$100.55	$99.57	$101.44	$103.84	$101.99	$110.25
Number of units outstanding (000’s)	—	—	—	1	6	11	18	18	21	25
CharterSM Multi-Sector Bond
Unit value	$96.10	$100.07	$104.45	$102.61	$104.11	$102.51	$104.57	$105.95	$104.46	$110.68
Number of units outstanding (000’s)	5	5	4	5	4	4	4	4	4	3
CharterSM Small Cap Growth
Unit value	$132.65	$110.84	$122.33	$179.16	$172.91	$161.00	$174.48	$215.03	$202.37	$266.82
Number of units outstanding (000’s)	4	5	5	5	5	5	5	5	4	5

23

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Value
Unit value	$182.96	$164.97	$190.90	$270.01	$253.90	$218.57	$271.27	$299.20	$257.99	$318.68
Number of units outstanding (000’s)	13	12	11	13	12	11	10	10	9	9
EQ/400 Managed Volatility
Unit value	$106.26	$96.65	$111.55	$145.56	$156.94	$150.69	$178.74	$204.10	$177.44	$219.68
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1	2
EQ/500 Managed Volatility
Unit value	$103.35	$98.58	$112.17	$145.55	$162.40	$161.52	$177.72	$212.68	$197.98	$254.87
Number of units outstanding (000’s)	—	—	—	1	1	2	3	3	4	4
EQ/2000 Managed Volatility
Unit value	$105.10	$93.16	$106.58	$145.12	$149.64	$140.73	$168.09	$189.67	$165.56	$204.17
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1	1
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.50	$119.15	$123.72	$121.85	$125.31	$140.21	$130.86	$150.17
Number of units outstanding (000’s)	—	—	—	1	2	3	4	4	3	4
EQ/AB Small Cap Growth
Unit value	$156.68	$154.27	$176.70	$241.96	$248.36	$238.96	$266.60	$324.11	$295.87	$374.73
Number of units outstanding (000’s)	4	4	4	5	4	4	4	4	4	5
EQ/Aggressive Allocation
Unit value	$135.74	$124.42	$140.78	$176.39	$183.05	$178.21	$192.13	$226.77	$205.14	$253.07
Number of units outstanding (000’s)	120	155	191	255	283	301	313	320	325	327
EQ/Balanced Strategy
Unit value	—	—	$103.55	$116.64	$120.67	$118.82	$124.79	$135.86	$129.00	$147.89
Number of units outstanding (000’s)	—	—	1	3	4	6	8	8	8	8
EQ/BlackRock Basic Value Equity
Unit value	$171.74	$164.91	$185.71	$253.48	$275.57	$256.30	$299.63	$321.02	$292.62	$357.95
Number of units outstanding (000’s)	4	6	6	10	11	14	15	16	16	16
EQ/Capital Guardian Research
Unit value	$122.49	$126.25	$146.89	$191.81	$210.07	$212.16	$227.96	$283.38	$267.23	$351.90
Number of units outstanding (000’s)	23	16	14	14	14	14	14	13	12	12
EQ/ClearBridge Large Cap Growth
Unit value	$116.19	$108.38	$129.35	$178.27	$183.38	$184.04	$183.99	$229.00	$226.14	$295.83
Number of units outstanding (000’s)	11	17	20	29	33	34	34	28	26	24

24

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.15	$86.31	$97.68	$125.14	$136.04	$131.61	$147.59	$167.04	$148.86	$196.99
Number of units outstanding (000’s)	6	6	6	8	8	8	8	7	7	6
EQ/Common Stock Index
Unit value	$102.45	$102.06	$116.92	$153.49	$170.44	$168.82	$186.86	$223.09	$208.25	$268.76
Number of units outstanding (000’s)	13	13	11	50	47	45	44	41	38	37
EQ/Conservative Allocation
Unit value	$123.01	$124.22	$128.74	$133.12	$135.37	$133.82	$136.50	$141.97	$138.49	$149.92
Number of units outstanding (000’s)	24	31	37	46	56	58	58	54	52	50
EQ/Conservative Growth Strategy
Unit value	—	—	$102.93	$112.73	$115.97	$114.40	$119.00	$127.34	$122.09	$137.19
Number of units outstanding (000’s)	—	—	1	1	1	2	2	2	2	3
EQ/Conservative Strategy
Unit value	—	—	$101.61	$105.11	$106.87	$105.73	$107.74	$111.34	$108.79	$117.45
Number of units outstanding (000’s)	—	—	1	1	2	1	2	2	2	2
EQ/Conservative-Plus Allocation
Unit value	$125.60	$123.59	$131.51	$143.67	$146.88	$144.61	$150.09	$161.86	$154.55	$173.81
Number of units outstanding (000’s)	50	65	79	96	103	113	117	122	127	129
EQ/Core Bond Index
Unit value	$116.78	$121.28	$123.99	$120.91	$122.72	$122.14	$122.72	$123.39	$122.58	$129.09
Number of units outstanding (000’s)	16	17	22	26	31	35	39	42	45	49
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.70	$90.88	$73.72	$80.15	$106.44	$89.40	$104.64
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	3	4
EQ/Equity 500 Index
Unit value	$121.13	$112.80	$128.81	$167.88	$187.96	$187.73	$206.94	$248.24	$233.85	$302.85
Number of units outstanding (000’s)	14	14	15	29	32	36	41	45	50	53
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$217.39	$282.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	61	63
EQ/Franklin Balanced Managed Volatility
Unit value	$101.84	$101.01	$111.34	$126.42	$133.05	$127.85	$139.94	$152.57	$144.68	$167.13
Number of units outstanding (000’s)	12	12	11	14	16	20	19	19	17	17

25

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$101.34	$90.80	$105.13	$142.40	$144.12	$133.49	$165.18	$182.90	$157.98	$196.47
Number of units outstanding (000’s)	3	3	2	3	3	3	2	2	2	2
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.12	$78.72	$89.49	$109.34	$114.29	$110.08	$119.46	$136.09	$123.18	$149.17
Number of units outstanding (000’s)	8	9	10	12	13	15	15	13	15	14
EQ/Global Bond PLUS
Unit value	$121.72	$125.93	$129.44	$125.05	$125.03	$119.19	$118.92	$123.33	$120.23	$126.55
Number of units outstanding (000’s)	12	19	23	24	25	25	27	26	28	27
EQ/Global Equity Managed Volatility
Unit value	$342.45	$297.57	$344.97	$411.47	$414.64	$403.82	$418.11	$522.43	$454.75	$564.54
Number of units outstanding (000’s)	3	3	2	6	6	6	5	5	5	5
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$168.67	$218.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	4
EQ/Intermediate Government Bond
Unit value	$144.85	$151.15	$151.25	$147.43	$148.34	$147.64	$146.97	$146.15	$146.03	$150.75
Number of units outstanding (000’s)	2	2	2	2	1	1	2	2	2	3
EQ/International Core Managed Volatility
Unit value	$126.25	$103.93	$119.79	$139.51	$129.63	$122.89	$122.05	$152.77	$128.85	$156.35
Number of units outstanding (000’s)	23	28	30	33	46	49	52	53	58	55
EQ/International Equity Index
Unit value	$105.51	$91.81	$105.78	$127.34	$117.49	$113.94	$115.40	$140.92	$118.46	$143.39
Number of units outstanding (000’s)	12	12	11	19	19	19	19	19	21	22
EQ/International Managed Volatility
Unit value	$104.38	$86.84	$100.34	$120.42	$111.65	$107.98	$106.89	$131.61	$111.58	$134.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$134.27	$111.55	$129.86	$153.56	$141.26	$135.56	$135.34	$165.48	$136.94	$166.45
Number of units outstanding (000’s)	49	44	46	52	51	50	50	48	48	46
EQ/Invesco Comstock
Unit value	$105.39	$102.37	$120.13	$160.76	$173.52	$161.31	$187.63	$219.38	$190.45	$235.89
Number of units outstanding (000’s)	4	4	5	8	24	28	27	27	26	28

26

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$152.23	$184.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	7
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$131.36	$166.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	7	8
EQ/Janus Enterprise
Unit value	$173.65	$158.84	$171.19	$235.04	$231.27	$216.60	$205.36	$260.30	$253.33	$342.58
Number of units outstanding (000’s)	27	45	60	67	69	71	72	71	76	77
EQ/JPMorgan Value Opportunities
Unit value	$111.64	$104.85	$120.58	$162.26	$183.92	$178.11	$214.51	$250.25	$209.79	$265.14
Number of units outstanding (000’s)	1	1	1	1	1	1	2	4	5	6
EQ/Large Cap Core Managed Volatility
Unit value	$96.54	$91.62	$104.40	$136.11	$150.56	$149.76	$163.00	$197.00	$182.67	$235.27
Number of units outstanding (000’s)	5	5	5	5	6	6	7	6	6	6
EQ/Large Cap Growth Index
Unit value	$78.93	$80.07	$91.03	$119.52	$132.94	$138.15	$145.60	$186.46	$180.59	$242.21
Number of units outstanding (000’s)	14	18	23	27	34	44	55	62	70	81
EQ/Large Cap Growth Managed Volatility
Unit value	$99.88	$95.36	$107.48	$144.21	$158.75	$163.67	$171.14	$219.16	$210.72	$279.23
Number of units outstanding (000’s)	5	5	4	6	24	24	23	22	21	20
EQ/Large Cap Value Index
Unit value	$60.50	$59.76	$69.05	$90.04	$100.49	$95.17	$109.86	$123.03	$111.08	$138.29
Number of units outstanding (000’s)	6	19	20	32	38	43	48	52	58	67
EQ/Large Cap Value Managed Volatility
Unit value	$104.20	$98.03	$112.55	$147.76	$164.33	$156.31	$178.64	$201.57	$179.93	$223.66
Number of units outstanding (000’s)	17	16	15	31	30	29	28	26	26	25
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$100.33	$118.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	97	103
EQ/Loomis Sayles Growth
Unit value	$128.52	$131.03	$146.18	$184.38	$197.01	$217.73	$230.48	$307.42	$295.55	$384.67
Number of units outstanding (000’s)	5	7	8	8	8	8	14	16	16	17

27

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS International Growth
Unit value	$151.63	$134.16	$159.14	$179.23	$168.73	$167.54	$169.32	$221.59	$199.01	$250.95
Number of units outstanding (000’s)	16	25	34	40	39	41	46	52	58	63
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$192.22	$239.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	75	77
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$170.28	$230.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	40
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$321.63	$432.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	14	16
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$184.02	$227.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	35	37
EQ/Mid Cap Index
Unit value	$119.83	$115.90	$134.47	$176.67	$190.82	$183.70	$218.30	$249.83	$218.63	$271.64
Number of units outstanding (000’s)	54	55	57	73	85	98	114	129	141	153
EQ/Mid Cap Value Managed Volatility
Unit value	$170.75	$153.26	$180.17	$237.61	$261.07	$249.56	$291.03	$323.96	$278.34	$349.17
Number of units outstanding (000’s)	8	7	6	12	12	11	11	10	10	10
EQ/Moderate Allocation
Unit value	$142.39	$137.73	$148.50	$166.46	$169.97	$166.95	$174.31	$191.83	$181.03	$207.28
Number of units outstanding (000’s)	33	41	42	78	75	77	76	72	72	70
EQ/Moderate Growth Strategy
Unit value	—	—	$104.17	$120.66	$125.56	$123.45	$130.96	$145.10	$136.41	$159.49
Number of units outstanding (000’s)	—	—	1	3	7	11	13	15	17	21
EQ/Moderate-Plus Allocation
Unit value	$136.66	$128.72	$142.26	$168.88	$173.67	$169.88	$180.59	$205.63	$189.84	$225.74
Number of units outstanding (000’s)	246	297	342	393	417	425	434	433	431	427
EQ/Money Market
Unit value	$123.68	$122.57	$121.47	$120.37	$119.29	$118.22	$117.16	$116.57	$116.98	$117.69
Number of units outstanding (000’s)	1	1	1	2	2	2	2	2	3	2

28

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Oppenheimer Global
Unit value	$107.16	$97.04	$115.76	$144.92	$146.19	$149.48	$148.20	$199.18	$170.80	$221.88
Number of units outstanding (000’s)	6	8	9	15	17	19	19	20	23	25
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.99	$97.27	$94.11	$102.89	$104.93	$102.57	$109.94
Number of units outstanding (000’s)	—	—	—	1	5	11	17	20	24	25
EQ/PIMCO Ultra Short Bond
Unit value	$111.38	$110.17	$110.81	$109.90	$108.82	$107.54	$108.70	$109.76	$109.81	$111.59
Number of units outstanding (000’s)	28	27	28	32	33	33	32	30	31	31
EQ/Quality Bond PLUS
Unit value	$147.22	$147.68	$150.23	$145.48	$148.36	$147.35	$147.75	$148.46	$147.29	$154.19
Number of units outstanding (000’s)	4	4	4	4	3	2	2	2	2	2
EQ/Small Company Index
Unit value	$164.72	$156.72	$179.44	$244.43	$253.98	$240.19	$286.90	$324.16	$284.89	$353.51
Number of units outstanding (000’s)	26	25	26	31	33	34	37	39	42	47
EQ/T. Rowe Price Growth Stock
Unit value	$108.29	$105.23	$124.02	$169.52	$182.51	$199.36	$200.22	$264.63	$258.00	$335.19
Number of units outstanding (000’s)	27	45	62	71	72	80	84	88	95	102
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.15	$80.10	$94.73	$119.17	$119.40	$115.20	$120.19	$144.46	$125.67	$150.63
Number of units outstanding (000’s)	7	8	8	11	12	14	14	13	13	12
EQ/UBS Growth and Income
Unit value	$117.08	$112.75	$126.12	$169.40	$192.12	$187.67	$204.86	$246.23	$211.26	$286.41
Number of units outstanding (000’s)	2	2	2	3	4	7	8	9	9	10
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$75.96	$76.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	18
Invesco V.I. High Yield Fund
Unit value	—	$95.26	$110.41	$116.82	$117.60	$112.62	$123.69	$130.08	$124.26	$139.35
Number of units outstanding (000’s)	—	—	3	4	6	7	9	10	11	13
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.48	$96.81	$106.12	$135.10	$139.47	$132.30	$148.37	$168.58	$147.68	$182.99
Number of units outstanding (000’s)	—	—	—	2	2	2	2	2	2	2

29

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco V.I. Small Cap Equity Fund
Unit value	$108.80	$106.77	$120.25	$163.36	$165.27	$154.38	$171.10	$192.84	$161.91	$202.69
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
Ivy VIP High Income
Unit value	$106.38	$110.97	$130.46	$142.86	$144.28	$133.68	$153.92	$162.73	$157.84	$173.93
Number of units outstanding (000’s)	—	4	18	35	52	66	78	87	99	107
Ivy VIP Small Cap Growth
Unit value	$112.82	$99.95	$104.16	$147.99	$148.99	$150.43	$153.43	$187.20	$177.87	$217.46
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
MFS® Investors Trust Series
Unit value	$102.09	$98.72	$116.26	$151.78	$166.52	$164.95	$177.06	$215.88	$201.71	$262.36
Number of units outstanding (000’s)	—	—	—	—	—	—	1	—	1	1
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$191.84	$201.23	$255.46	$254.61	$352.20
Number of units outstanding (000’s)	—	—	—	—	—	3	4	4	4	7
Multimanager Aggressive Equity
Unit value	$74.76	$69.43	$78.58	$106.80	$117.13	$120.71	$123.74	$159.85	$158.07	$208.89
Number of units outstanding (000’s)	5	5	3	16	16	15	15	14	13	12
Multimanager Core Bond
Unit value	$142.14	$149.04	$155.78	$150.75	$154.99	$153.79	$156.43	$159.68	$157.61	$167.72
Number of units outstanding (000’s)	10	13	16	16	17	18	19	19	20	21
Multimanager Mid Cap Growth
Unit value	$122.48	$111.81	$127.92	$177.69	$184.65	$180.20	$190.69	$239.36	$223.50	$294.49
Number of units outstanding (000’s)	6	6	7	10	10	11	11	12	12	11
Multimanager Mid Cap Value
Unit value	$158.75	$136.35	$155.14	$208.47	$217.62	$203.69	$240.37	$260.30	$225.07	$278.73
Number of units outstanding (000’s)	7	8	9	11	11	10	10	10	11	11
Multimanager Technology
Unit value	$122.00	$115.08	$129.35	$173.81	$195.59	$206.03	$222.44	$306.69	$310.88	$424.76
Number of units outstanding (000’s)	10	10	12	12	13	14	15	15	16	17
Target 2015 Allocation
Unit value	$103.90	$100.06	$109.93	$124.27	$126.80	$123.26	$129.03	$142.33	$134.97	$153.81
Number of units outstanding (000’s)	14	14	16	18	15	17	17	12	7	7

30

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$101.54	$96.70	$108.15	$127.64	$131.59	$127.75	$135.99	$155.55	$144.67	$171.15
Number of units outstanding (000’s)	15	19	22	29	31	36	36	36	35	35
Target 2035 Allocation
Unit value	$100.20	$94.68	$107.07	$129.72	$134.33	$130.41	$139.61	$162.94	$149.89	$181.70
Number of units outstanding (000’s)	11	13	15	19	22	24	26	28	31	36
Target 2045 Allocation
Unit value	$98.09	$91.83	$105.04	$130.35	$135.35	$131.15	$141.26	$167.57	$152.79	$188.27
Number of units outstanding (000’s)	7	9	11	13	16	19	21	23	27	31
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.72	$99.53	$120.13	$108.59	$136.45
Number of units outstanding (000’s)	—	—	—	—	—	—	2	5	9	12
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.18	$84.99	$92.90	$74.25	$48.84	$69.41	$67.43	$47.83	$52.87
Number of units outstanding (000’s)	—	2	6	10	13	17	21	23	25	28

31

EQUI-VEST® VantageSM Contracts

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.46	$106.25	$101.57	$109.55	$119.24	$113.53	$133.13
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT Equity Income
Unit value	$114.56	$113.30	$132.46	$173.30	$187.01	$182.54	$204.80	$235.58	$206.58	$254.80
Number of units outstanding (000’s)	2	1	1	1	1	1	1	2	2	3
1290 VT GAMCO Mergers & Acquisitions
Unit value	$130.22	$131.06	$136.97	$150.95	$152.35	$155.25	$166.03	$175.06	$165.29	$178.29
Number of units outstanding (000’s)	1	1	—	1	1	—	—	1	—	—
1290 VT GAMCO Small Company Value
Unit value	$191.63	$183.65	$214.91	$296.87	$303.84	$284.51	$348.27	$401.51	$336.56	$412.25
Number of units outstanding (000’s)	5	6	7	8	8	8	7	11	12	14
1290 VT High Yield Bond
Unit value	—	—	—	$101.71	$102.93	$99.05	$109.89	$116.19	$112.81	$126.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
1290 VT Socially Responsible
Unit value	$83.42	$83.06	$96.29	$128.44	$144.90	$144.57	$157.85	$188.73	$179.21	$231.82
Number of units outstanding (000’s)	3	3	2	2	2	2	2	2	1	1
All Asset Growth-Alt 20
Unit value	$119.50	$114.52	$127.35	$144.32	$146.74	$139.95	$152.26	$175.23	$160.84	$190.21
Number of units outstanding (000’s)	—	—	—	—	—	—	—	2	2	2
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.62	$100.88	$100.10	$102.19	$104.81	$103.15	$111.73
Number of units outstanding (000’s)	—	—	—	—	—	1	1	5	5	6
CharterSM Multi-Sector Bond
Unit value	$114.04	$118.98	$124.44	$122.49	$124.54	$122.88	$125.60	$127.51	$125.97	$133.74
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Small Cap Growth
Unit value	$134.32	$112.47	$124.38	$182.52	$176.51	$164.68	$178.83	$220.83	$208.25	$275.13
Number of units outstanding (000’s)	—	1	1	1	1	1	1	1	1	—

32

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Value
Unit value	$187.20	$169.13	$196.11	$277.93	$261.89	$225.90	$280.92	$310.48	$268.26	$332.03
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/400 Managed Volatility
Unit value	$106.41	$96.98	$112.15	$146.65	$158.44	$152.43	$181.16	$207.29	$180.57	$224.01
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/500 Managed Volatility
Unit value	$103.49	$98.92	$112.78	$146.64	$163.94	$163.38	$180.13	$216.00	$201.48	$259.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/2000 Managed Volatility
Unit value	$105.25	$93.48	$107.16	$146.20	$151.06	$142.35	$170.38	$192.63	$168.48	$208.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.63	$119.54	$124.38	$122.75	$126.49	$141.81	$132.62	$152.50
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$189.99	$187.45	$215.14	$295.19	$303.60	$292.71	$327.22	$398.60	$364.61	$462.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Aggressive Allocation
Unit value	$137.73	$126.51	$143.43	$180.07	$187.24	$182.67	$197.33	$233.37	$211.53	$261.49
Number of units outstanding (000’s)	5	6	8	7	9	9	8	9	9	10
EQ/Balanced Strategy
Unit value	—	—	$103.68	$117.03	$121.32	$119.69	$125.96	$137.41	$130.74	$150.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
EQ/BlackRock Basic Value Equity
Unit value	$180.26	$173.44	$195.71	$267.66	$291.58	$271.73	$318.31	$341.72	$312.13	$382.57
Number of units outstanding (000’s)	6	7	9	9	9	9	8	9	8	10
EQ/Capital Guardian Research
Unit value	$125.33	$129.43	$150.90	$197.44	$216.67	$219.27	$236.07	$294.05	$277.86	$366.64
Number of units outstanding (000’s)	2	2	2	2	2	2	2	2	2	2
EQ/ClearBridge Large Cap Growth
Unit value	$118.88	$111.11	$132.88	$183.51	$189.14	$190.20	$190.54	$237.63	$235.14	$308.21
Number of units outstanding (000’s)	4	5	6	6	6	6	5	6	5	6

33

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.95	$87.24	$98.93	$127.00	$138.34	$134.10	$150.69	$170.89	$152.60	$202.35
Number of units outstanding (000’s)	1	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	$89.43	$89.27	$102.47	$134.79	$149.98	$148.85	$165.09	$197.50	$184.73	$238.90
Number of units outstanding (000’s)	8	9	—	—	—	—	—	—	—	—
EQ/Conservative Allocation
Unit value	$124.82	$126.30	$131.16	$135.89	$138.47	$137.17	$140.19	$146.11	$142.81	$154.91
Number of units outstanding (000’s)	1	1	1	2	1	2	2	3	3	3
EQ/Conservative Growth Strategy
Unit value	—	—	$103.06	$113.10	$116.59	$115.24	$120.12	$128.79	$123.73	$139.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative Strategy
Unit value	—	—	$101.74	$105.46	$107.44	$106.51	$108.76	$112.61	$110.25	$119.27
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative-Plus Allocation
Unit value	$127.45	$125.66	$133.98	$146.67	$150.24	$148.22	$154.15	$166.58	$159.37	$179.59
Number of units outstanding (000’s)	2	3	3	4	4	4	3	6	6	6
EQ/Core Bond Index
Unit value	$118.93	$123.77	$126.78	$123.89	$125.99	$125.66	$126.50	$127.45	$126.87	$133.87
Number of units outstanding (000’s)	7	8	3	3	3	3	3	6	6	6
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.82	$91.19	$74.11	$80.74	$107.44	$90.42	$106.05
Number of units outstanding (000’s)	—	—	—	—	—	—	1	3	3	2
EQ/Equity 500 Index
Unit value	$96.96	$97.74	$111.83	$146.05	$163.85	$163.98	$181.12	$217.71	$205.50	$266.67
Number of units outstanding (000’s)	24	30	—	—	—	—	—	—	—	—
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$221.06	$287.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	4	4
EQ/Franklin Balanced Managed Volatility
Unit value	$102.73	$102.10	$112.76	$128.29	$135.30	$130.27	$142.87	$156.08	$148.32	$171.67
Number of units outstanding (000’s)	2	2	2	2	2	1	1	1	1	1

34

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$102.22	$91.78	$106.47	$144.51	$146.55	$136.01	$168.64	$187.12	$161.95	$201.81
Number of units outstanding (000’s)	—	—	—	—	1	—	—	—	—	—
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.73	$79.45	$90.51	$110.81	$116.06	$112.01	$121.80	$139.03	$126.10	$153.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
EQ/Global Bond PLUS
Unit value	$123.01	$127.52	$131.34	$127.15	$127.38	$121.67	$121.64	$126.41	$123.48	$130.23
Number of units outstanding (000’s)	2	3	3	3	3	2	2	2	2	3
EQ/Global Equity Managed Volatility
Unit value	$296.06	$257.78	$299.45	$357.89	$361.38	$352.65	$365.87	$458.08	$399.54	$497.01
Number of units outstanding (000’s)	7	6	6	6	6	6	5	5	5	4
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$171.65	$222.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Intermediate Government Bond
Unit value	$145.42	$152.05	$152.46	$148.91	$150.13	$149.72	$149.34	$148.81	$148.99	$154.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Core Managed Volatility
Unit value	$129.17	$106.55	$123.06	$143.61	$133.71	$127.01	$126.39	$158.53	$133.97	$162.90
Number of units outstanding (000’s)	3	3	4	3	5	5	3	3	3	4
EQ/International Equity Index
Unit value	$104.17	$90.83	$104.86	$126.48	$116.93	$113.63	$115.31	$141.10	$118.85	$144.16
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Managed Volatility
Unit value	$104.53	$87.14	$100.88	$121.32	$112.71	$109.23	$108.34	$133.67	$113.55	$136.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$137.38	$114.36	$133.40	$158.07	$145.70	$140.10	$140.16	$171.71	$142.39	$173.42
Number of units outstanding (000’s)	28	31	5	5	5	5	4	4	4	3
EQ/Invesco Comstock
Unit value	$106.60	$103.75	$122.00	$163.59	$176.93	$164.81	$192.09	$225.05	$195.77	$242.96
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1

35

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$154.92	$188.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$133.69	$170.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Janus Enterprise
Unit value	$175.64	$160.99	$173.86	$239.18	$235.82	$221.30	$210.24	$267.02	$260.40	$352.85
Number of units outstanding (000’s)	2	4	3	4	4	4	3	5	4	6
EQ/JPMorgan Value Opportunities
Unit value	$115.75	$108.93	$125.53	$169.26	$192.24	$186.53	$225.11	$263.14	$221.05	$279.93
Number of units outstanding (000’s)	1	—	1	—	1	1	1	1	1	3
EQ/Large Cap Core Managed Volatility
Unit value	$98.78	$93.93	$107.25	$140.10	$155.29	$154.78	$168.80	$204.42	$189.94	$245.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Large Cap Growth Index
Unit value	$80.76	$82.09	$93.51	$123.03	$137.12	$142.78	$150.78	$193.48	$187.78	$252.35
Number of units outstanding (000’s)	1	2	2	2	3	3	2	3	3	4
EQ/Large Cap Growth Managed Volatility
Unit value	$114.39	$109.43	$123.60	$166.16	$183.29	$189.35	$198.39	$254.56	$245.25	$325.65
Number of units outstanding (000’s)	3	3	4	4	13	12	10	9	8	9
EQ/Large Cap Value Index
Unit value	$61.14	$60.51	$70.06	$91.55	$102.38	$97.16	$112.37	$126.10	$114.08	$142.31
Number of units outstanding (000’s)	—	1	1	2	2	2	2	2	3	2
EQ/Large Cap Value Managed Volatility
Unit value	$106.61	$100.50	$115.62	$152.09	$169.50	$161.55	$185.00	$209.17	$187.08	$233.03
Number of units outstanding (000’s)	21	22	—	—	—	—	—	—	—	—
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$102.03	$120.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	10	14
EQ/Loomis Sayles Growth
Unit value	$130.14	$132.95	$148.63	$187.84	$201.11	$222.71	$236.22	$315.71	$304.14	$396.65
Number of units outstanding (000’s)	1	1	1	1	1	1	2	2	1	2

36

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS International Growth
Unit value	$153.37	$135.98	$161.62	$182.39	$172.04	$171.18	$173.34	$227.31	$204.57	$258.48
Number of units outstanding (000’s)	2	3	3	4	3	3	2	4	3	2
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$195.47	$244.35
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	12	19
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$172.92	$234.08
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	8	10
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$327.07	$441.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	4
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$187.13	$231.71
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	3
EQ/Mid Cap Index
Unit value	$122.35	$118.58	$137.85	$181.48	$196.41	$189.46	$225.60	$258.71	$226.85	$282.43
Number of units outstanding (000’s)	30	33	7	9	9	9	8	9	9	11
EQ/Mid Cap Value Managed Volatility
Unit value	$141.49	$127.25	$149.90	$198.08	$218.08	$208.89	$244.09	$272.25	$234.39	$294.63
Number of units outstanding (000’s)	6	6	6	6	6	6	5	4	4	5
EQ/Moderate Allocation
Unit value	$130.91	$126.88	$137.08	$153.97	$157.53	$155.04	$162.21	$178.87	$169.14	$194.05
Number of units outstanding (000’s)	18	19	—	—	—	—	—	—	—	—
EQ/Moderate Growth Strategy
Unit value	—	—	$104.30	$121.06	$126.23	$124.35	$132.19	$146.75	$138.24	$161.96
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
EQ/Moderate-Plus Allocation
Unit value	$138.67	$130.88	$144.93	$172.40	$177.64	$174.12	$185.48	$211.61	$195.76	$233.25
Number of units outstanding (000’s)	8	11	13	17	17	15	15	24	23	24
EQ/Money Market
Unit value	$121.41	$120.57	$119.72	$118.88	$118.05	$117.22	$116.41	$116.05	$116.71	$117.65
Number of units outstanding (000’s)	2	2	—	—	—	—	—	—	—	—

37

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Oppenheimer Global
Unit value	$108.09	$98.09	$117.24	$147.07	$148.66	$152.31	$151.31	$203.77	$175.09	$227.91
Number of units outstanding (000’s)	1	3	3	2	2	2	2	2	4	4
EQ/PIMCO Global Real Return
Unit value	—	—	—	$91.11	$97.59	$94.62	$103.65	$105.92	$103.74	$111.43
Number of units outstanding (000’s)	—	—	—	—	—	1	1	6	10	14
EQ/PIMCO Ultra Short Bond
Unit value	$112.66	$111.66	$112.53	$111.84	$110.96	$109.88	$111.28	$112.59	$112.87	$114.94
Number of units outstanding (000’s)	5	5	6	6	6	6	5	5	4	4
EQ/Quality Bond PLUS
Unit value	$149.06	$149.82	$152.73	$148.19	$151.42	$150.70	$151.41	$152.44	$151.55	$158.97
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Small Company Index
Unit value	$167.76	$159.93	$183.49	$250.45	$260.75	$247.10	$295.75	$334.82	$294.86	$366.62
Number of units outstanding (000’s)	23	24	4	4	4	4	4	3	3	3
EQ/T. Rowe Price Growth Stock
Unit value	$109.66	$106.77	$126.10	$172.70	$186.31	$203.92	$205.21	$271.77	$265.49	$345.63
Number of units outstanding (000’s)	16	18	4	4	6	5	5	10	11	15
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.92	$80.96	$95.94	$120.94	$121.41	$117.38	$122.71	$147.79	$128.83	$154.72
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/UBS Growth and Income
Unit value	$118.55	$114.40	$128.23	$172.57	$196.12	$191.97	$209.97	$252.87	$217.40	$295.33
Number of units outstanding (000’s)	—	—	—	—	2	3	—	—	—	—
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$77.25	$77.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	2	2
Invesco V.I. High Yield Fund
Unit value	—	$95.38	$110.78	$117.44	$118.47	$113.67	$125.10	$131.83	$126.19	$141.80
Number of units outstanding (000’s)	—	—	—	—	1	1	—	3	3	3
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.63	$97.14	$106.70	$136.11	$140.79	$133.82	$150.38	$171.21	$150.29	$186.60
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

38

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco V.I. Small Cap Equity Fund
Unit value	$108.96	$107.13	$120.91	$164.58	$166.84	$156.16	$173.43	$195.85	$164.77	$206.69
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Ivy VIP High Income
Unit value	$106.45	$111.26	$131.08	$143.83	$145.54	$135.12	$155.89	$165.14	$160.51	$177.23
Number of units outstanding (000’s)	—	—	1	2	2	2	2	11	12	14
Ivy VIP Small Cap Growth
Unit value	$112.98	$100.29	$104.73	$149.09	$150.41	$152.17	$155.51	$190.12	$181.02	$221.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series
Unit value	$102.23	$99.06	$116.89	$152.91	$168.10	$166.85	$179.46	$219.25	$205.28	$267.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$193.91	$203.81	$259.26	$258.92	$358.88
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Aggressive Equity
Unit value	$80.69	$75.09	$85.16	$115.97	$127.44	$131.60	$135.17	$174.97	$173.37	$229.58
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Core Bond
Unit value	$144.74	$152.07	$159.27	$154.43	$159.10	$158.19	$161.23	$164.91	$163.10	$173.92
Number of units outstanding (000’s)	1	1	2	2	3	2	2	2	2	2
Multimanager Mid Cap Growth
Unit value	$124.72	$114.08	$130.78	$182.04	$189.55	$185.36	$196.54	$247.20	$231.29	$305.37
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
Multimanager Mid Cap Value
Unit value	$161.66	$139.12	$158.62	$213.57	$223.40	$209.52	$247.75	$268.83	$232.91	$289.03
Number of units outstanding (000’s)	1	1	—	—	1	1	—	1	1	—
Multimanager Technology
Unit value	$124.23	$117.42	$132.25	$178.07	$200.78	$211.92	$229.26	$316.73	$321.71	$440.44
Number of units outstanding (000’s)	3	3	7	1	1	2	1	2	4	1
Target 2015 Allocation
Unit value	$104.80	$101.14	$111.34	$126.12	$128.94	$125.59	$131.74	$145.61	$138.36	$157.99
Number of units outstanding (000’s)	—	1	1	—	—	—	—	—	—	—

39

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$102.43	$97.74	$109.53	$129.54	$133.82	$130.17	$138.85	$159.13	$148.30	$175.80
Number of units outstanding (000’s)	3	3	4	4	3	3	3	5	4	4
Target 2035 Allocation
Unit value	$101.07	$95.70	$108.44	$131.65	$136.60	$132.89	$142.55	$166.70	$153.65	$186.64
Number of units outstanding (000’s)	1	2	1	2	2	2	1	2	3	2
Target 2045 Allocation
Unit value	$98.94	$92.82	$106.39	$132.29	$137.64	$133.63	$144.23	$171.43	$156.63	$193.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.72	$99.86	$120.77	$109.39	$137.73
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.28	$85.27	$93.39	$74.80	$49.30	$70.20	$68.34	$48.57	$53.80
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1

40

EQUI-VEST® VantageSM Contracts

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.60	$106.60	$102.12	$110.35	$120.36	$114.83	$134.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
1290 VT Equity Income
Unit value	$116.00	$114.96	$134.67	$176.55	$190.90	$186.71	$209.90	$241.94	$212.58	$262.74
Number of units outstanding (000’s)	1	1	2	6	12	16	19	25	27	28
1290 VT GAMCO Mergers & Acquisitions
Unit value	$131.72	$132.83	$139.10	$153.61	$155.35	$158.62	$169.97	$179.58	$169.90	$183.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT GAMCO Small Company Value
Unit value	$194.05	$186.34	$218.50	$302.44	$310.16	$291.02	$356.95	$412.34	$346.34	$425.09
Number of units outstanding (000’s)	2	2	2	3	4	5	8	11	15	20
1290 VT High Yield Bond
Unit value	—	—	—	$101.84	$103.27	$99.58	$110.70	$117.28	$114.11	$128.20
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
1290 VT Socially Responsible
Unit value	$75.42	$75.24	$87.40	$116.81	$132.05	$132.02	$144.44	$173.04	$164.64	$213.40
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	2	1
All Asset Growth-Alt 20
Unit value	$119.82	$115.06	$128.21	$145.58	$148.32	$141.73	$154.51	$178.18	$163.89	$194.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	2	2	2
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.75	$101.22	$100.64	$102.94	$105.80	$104.33	$113.24
Number of units outstanding (000’s)	—	—	—	1	6	10	14	14	16	18
CharterSM Multi-Sector Bond
Unit value	$121.72	$127.26	$133.36	$131.54	$134.01	$132.49	$135.69	$138.03	$136.65	$145.36
Number of units outstanding (000’s)	1	1	2	2	3	4	4	5	4	5
CharterSM Small Cap Growth
Unit value	$136.02	$114.12	$126.46	$185.94	$180.19	$168.45	$183.29	$226.80	$214.31	$283.70
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1

41

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Value
Unit value	$180.17	$163.11	$189.51	$269.12	$254.09	$219.62	$273.66	$303.06	$262.38	$325.41
Number of units outstanding (000’s)	1	—	1	1	1	1	1	1	1	1
EQ/400 Managed Volatility
Unit value	$106.56	$97.31	$112.76	$147.75	$159.94	$154.19	$183.62	$210.52	$183.77	$228.43
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/500 Managed Volatility
Unit value	$103.64	$99.26	$113.40	$147.73	$165.50	$165.27	$182.57	$219.37	$205.04	$265.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	2
EQ/2000 Managed Volatility
Unit value	$105.39	$93.80	$107.75	$147.29	$152.50	$144.00	$172.69	$195.64	$171.46	$212.31
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	2
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.76	$119.94	$125.04	$123.65	$127.68	$143.43	$134.41	$154.86
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$115.09	$113.78	$130.85	$179.90	$185.40	$179.11	$200.63	$244.89	$224.46	$285.43
Number of units outstanding (000’s)	—	1	1	4	8	12	14	19	21	24
EQ/Aggressive Allocation
Unit value	$139.76	$128.63	$146.13	$183.82	$191.54	$187.23	$202.67	$240.17	$218.14	$270.19
Number of units outstanding (000’s)	2	2	3	2	3	6	14	30	34	46
EQ/Balanced Strategy
Unit value	—	—	$103.82	$117.41	$121.96	$120.58	$127.15	$138.98	$132.50	$152.52
Number of units outstanding (000’s)	—	—	—	—	—	5	10	22	25	33
EQ/BlackRock Basic Value Equity
Unit value	$144.66	$139.47	$157.69	$216.10	$235.89	$220.27	$258.55	$278.13	$254.55	$312.63
Number of units outstanding (000’s)	—	—	2	3	7	9	11	14	15	16
EQ/Capital Guardian Research
Unit value	$114.78	$118.78	$138.75	$181.92	$200.03	$202.84	$218.83	$273.12	$258.60	$341.92
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/ClearBridge Large Cap Growth
Unit value	$117.54	$110.09	$131.92	$182.55	$188.54	$189.97	$190.69	$238.30	$236.28	$310.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

42

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$92.75	$88.18	$100.20	$128.88	$140.68	$136.64	$153.85	$174.82	$156.43	$207.85
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	$86.53	$86.56	$99.55	$131.22	$146.30	$145.49	$161.69	$193.82	$181.66	$235.39
Number of units outstanding (000’s)	—	—	—	—	1	1	2	3	4	4
EQ/Conservative Allocation
Unit value	$126.66	$128.42	$133.63	$138.73	$141.64	$140.60	$143.99	$150.36	$147.27	$160.07
Number of units outstanding (000’s)	—	—	2	4	4	5	6	9	9	10
EQ/Conservative Growth Strategy
Unit value	—	—	$103.19	$113.48	$117.21	$116.09	$121.24	$130.26	$125.40	$141.48
Number of units outstanding (000’s)	—	—	—	—	—	1	3	6	7	13
EQ/Conservative Strategy
Unit value	—	—	$101.87	$105.81	$108.02	$107.30	$109.78	$113.89	$111.74	$121.13
Number of units outstanding (000’s)	—	—	—	—	—	2	6	11	12	13
EQ/Conservative-Plus Allocation
Unit value	$129.33	$127.77	$136.50	$149.73	$153.69	$151.92	$158.32	$171.43	$164.35	$185.57
Number of units outstanding (000’s)	—	—	1	7	11	20	23	24	23	27
EQ/Core Bond Index
Unit value	$121.12	$126.30	$129.64	$126.94	$129.36	$129.27	$130.40	$131.65	$131.31	$138.84
Number of units outstanding (000’s)	—	—	2	4	5	5	5	8	7	7
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.95	$91.49	$74.51	$81.33	$108.45	$91.45	$107.48
Number of units outstanding (000’s)	—	—	—	—	—	—	—	3	2	3
EQ/Equity 500 Index
Unit value	$95.91	$96.88	$111.07	$145.35	$163.39	$163.85	$181.35	$218.41	$206.59	$268.62
Number of units outstanding (000’s)	—	—	—	4	5	7	12	20	24	29
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$224.80	$293.18
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Franklin Balanced Managed Volatility
Unit value	$103.63	$103.19	$114.20	$130.20	$137.58	$132.74	$145.87	$159.68	$152.04	$176.34
Number of units outstanding (000’s)	—	1	4	7	9	9	10	10	9	9

43

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$103.11	$92.77	$107.84	$146.66	$149.03	$138.59	$172.18	$191.43	$166.02	$207.30
Number of units outstanding (000’s)	—	—	2	5	5	5	5	5	5	5
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$84.35	$80.20	$91.54	$112.30	$117.85	$113.98	$124.18	$142.04	$129.09	$156.96
Number of units outstanding (000’s)	—	—	4	9	10	8	8	10	10	10
EQ/Global Bond PLUS
Unit value	$124.32	$129.14	$133.27	$129.27	$129.77	$124.21	$124.43	$129.57	$126.82	$134.02
Number of units outstanding (000’s)	—	—	1	2	3	3	3	3	3	3
EQ/Global Equity Managed Volatility
Unit value	$241.20	$210.44	$244.94	$293.34	$296.80	$290.21	$301.70	$378.49	$330.79	$412.32
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$174.69	$227.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	5	5
EQ/Intermediate Government Bond
Unit value	$141.57	$148.33	$149.03	$145.85	$147.34	$147.23	$147.16	$146.93	$147.40	$152.78
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	2
EQ/International Core Managed Volatility
Unit value	$117.07	$96.76	$111.98	$130.94	$122.16	$116.27	$115.94	$145.71	$123.39	$150.34
Number of units outstanding (000’s)	—	—	—	—	1	1	2	2	1	2
EQ/International Equity Index
Unit value	$101.30	$88.50	$102.38	$123.74	$114.63	$111.62	$113.50	$139.16	$117.45	$142.75
Number of units outstanding (000’s)	2	2	2	2	2	3	4	7	7	8
EQ/International Managed Volatility
Unit value	$104.68	$87.43	$101.43	$122.23	$113.78	$110.49	$109.81	$135.76	$115.56	$139.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$113.07	$94.32	$110.24	$130.89	$120.89	$116.48	$116.76	$143.34	$119.10	$145.35
Number of units outstanding (000’s)	—	—	1	1	2	2	2	2	2	2
EQ/Invesco Comstock
Unit value	$107.82	$105.15	$123.90	$166.47	$180.41	$168.39	$196.66	$230.87	$201.23	$250.25
Number of units outstanding (000’s)	—	—	—	1	3	3	3	3	4	4

44

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$157.65	$192.18
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	28	28
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$136.05	$173.55
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	17
EQ/Janus Enterprise
Unit value	$177.66	$163.17	$176.56	$243.39	$240.46	$226.11	$215.24	$273.92	$267.67	$363.43
Number of units outstanding (000’s)	1	2	1	1	—	—	1	1	3	4
EQ/JPMorgan Value Opportunities
Unit value	$116.66	$110.00	$127.02	$171.61	$195.31	$189.89	$229.62	$268.96	$226.40	$287.28
Number of units outstanding (000’s)	—	—	—	—	1	5	9	15	19	23
EQ/Large Cap Core Managed Volatility
Unit value	$95.11	$90.63	$103.69	$135.72	$150.74	$150.54	$164.52	$199.63	$185.87	$240.35
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
EQ/Large Cap Growth Index
Unit value	$74.39	$75.76	$86.48	$114.01	$127.32	$132.85	$140.58	$180.75	$175.78	$236.70
Number of units outstanding (000’s)	1	1	—	—	1	1	2	3	4	4
EQ/Large Cap Growth Managed Volatility
Unit value	$65.22	$62.52	$70.75	$95.31	$105.35	$109.05	$114.49	$147.20	$142.10	$189.06
Number of units outstanding (000’s)	1	1	—	—	3	6	6	7	7	7
EQ/Large Cap Value Index
Unit value	$61.79	$61.28	$71.09	$93.08	$104.31	$99.19	$114.95	$129.25	$117.16	$146.46
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	2	3
EQ/Large Cap Value Managed Volatility
Unit value	$117.56	$111.04	$128.01	$168.73	$188.42	$179.95	$206.48	$233.93	$209.65	$261.67
Number of units outstanding (000’s)	2	2	2	2	3	4	4	4	4	3
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$103.76	$122.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	43	48
EQ/Loomis Sayles Growth
Unit value	$131.79	$134.90	$151.11	$191.36	$205.29	$227.81	$242.11	$324.23	$312.98	$409.00
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	3	6

45

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS International Growth
Unit value	$155.13	$137.81	$164.13	$185.60	$175.43	$174.90	$177.47	$233.19	$210.28	$266.23
Number of units outstanding (000’s)	—	—	—	—	1	—	2	5	10	14
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$198.78	$248.98
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$175.60	$238.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	4	6
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$332.61	$449.41
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	9	11
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$190.30	$236.10
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	2	3
EQ/Mid Cap Index
Unit value	$127.87	$124.17	$144.65	$190.81	$206.93	$200.01	$238.64	$274.21	$240.93	$300.57
Number of units outstanding (000’s)	1	1	1	1	1	1	3	6	8	10
EQ/Mid Cap Value Managed Volatility
Unit value	$178.03	$160.44	$189.37	$250.75	$276.62	$265.50	$310.86	$347.42	$299.72	$377.50
Number of units outstanding (000’s)	1	1	2	1	2	2	2	2	2	2
EQ/Moderate Allocation
Unit value	$121.93	$118.42	$128.20	$144.28	$147.91	$145.87	$152.92	$168.97	$160.10	$184.05
Number of units outstanding (000’s)	5	7	13	43	95	93	87	91	86	92
EQ/Moderate Growth Strategy
Unit value	—	—	$104.44	$121.46	$126.90	$125.27	$133.44	$148.43	$140.11	$164.47
Number of units outstanding (000’s)	—	—	—	—	1	5	12	29	43	53
EQ/Moderate-Plus Allocation
Unit value	$140.71	$133.07	$147.66	$176.00	$181.72	$178.48	$190.50	$217.78	$201.87	$241.02
Number of units outstanding (000’s)	5	6	6	7	6	8	9	22	26	32
EQ/Money Market
Unit value	$117.46	$116.87	$116.29	$115.71	$115.13	$114.55	$113.98	$113.87	$114.74	$115.90
Number of units outstanding (000’s)	—	—	—	—	1	3	3	2	6	3

46

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Oppenheimer Global
Unit value	$109.04	$99.14	$118.74	$149.26	$151.18	$155.20	$154.49	$208.47	$179.49	$234.11
Number of units outstanding (000’s)	—	—	1	2	2	4	8	11	14	18
EQ/PIMCO Global Real Return
Unit value	—	—	—	$91.23	$97.91	$95.12	$104.42	$106.91	$104.93	$112.93
Number of units outstanding (000’s)	—	—	—	2	8	10	10	16	23	26
EQ/PIMCO Ultra Short Bond
Unit value	$113.96	$113.17	$114.29	$113.81	$113.14	$112.26	$113.93	$115.50	$116.02	$118.39
Number of units outstanding (000’s)	—	—	1	3	3	4	3	4	5	5
EQ/Quality Bond PLUS
Unit value	$144.85	$145.89	$149.02	$144.88	$148.34	$147.94	$148.93	$150.25	$149.67	$157.31
Number of units outstanding (000’s)	—	—	1	1	1	2	3	3	3	3
EQ/Small Company Index
Unit value	$170.86	$163.21	$187.63	$256.62	$267.72	$254.21	$304.87	$345.84	$305.18	$380.22
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	2	2
EQ/T. Rowe Price Growth Stock
Unit value	$111.04	$108.34	$128.20	$175.94	$190.19	$208.58	$210.32	$279.11	$273.21	$356.40
Number of units outstanding (000’s)	—	—	—	1	1	1	2	5	9	14
EQ/Templeton Global Equity Managed Volatility
Unit value	$89.83	$81.83	$97.17	$122.73	$123.46	$119.61	$125.28	$151.20	$132.07	$158.93
Number of units outstanding (000’s)	—	—	1	1	1	1	1	2	2	2
EQ/UBS Growth and Income
Unit value	$120.05	$116.08	$130.37	$175.81	$200.20	$196.36	$215.20	$259.69	$223.72	$304.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$78.56	$78.95
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. High Yield Fund
Unit value	—	$95.50	$111.14	$118.07	$119.34	$114.74	$126.53	$133.61	$128.15	$144.29
Number of units outstanding (000’s)	—	—	1	2	3	4	5	5	6	7
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.77	$97.47	$107.28	$137.13	$142.13	$135.37	$152.42	$173.88	$152.94	$190.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1

47

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco V.I. Small Cap Equity Fund
Unit value	$109.11	$107.50	$121.56	$165.81	$168.42	$157.96	$175.78	$198.91	$167.69	$210.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Ivy VIP High Income
Unit value	$106.52	$111.56	$131.69	$144.79	$146.81	$136.58	$157.89	$167.60	$163.23	$180.59
Number of units outstanding (000’s)	—	—	1	4	8	12	16	20	25	30
Ivy VIP Small Cap Growth
Unit value	$113.13	$100.63	$105.30	$150.20	$151.84	$153.92	$157.62	$193.09	$184.22	$226.13
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	3	5
MFS® Investors Trust Series
Unit value	$102.37	$99.40	$117.53	$154.05	$169.70	$168.77	$181.90	$222.67	$208.90	$272.81
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$196.01	$206.42	$263.11	$263.30	$365.68
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	2	3
Multimanager Aggressive Equity
Unit value	$75.07	$70.00	$79.55	$108.55	$119.53	$123.67	$127.29	$165.10	$163.92	$217.50
Number of units outstanding (000’s)	—	—	—	1	1	1	1	1	2	2
Multimanager Core Bond
Unit value	$147.39	$155.17	$162.84	$158.21	$163.32	$162.72	$166.18	$170.31	$168.78	$180.34
Number of units outstanding (000’s)	—	—	1	2	2	5	7	8	8	8
Multimanager Mid Cap Growth
Unit value	$127.00	$116.41	$133.71	$186.49	$194.58	$190.66	$202.57	$255.30	$239.35	$316.65
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value
Unit value	$164.62	$141.96	$162.17	$218.80	$229.33	$215.51	$255.35	$277.63	$241.03	$299.70
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Technology
Unit value	$126.51	$119.81	$135.22	$182.43	$206.11	$217.98	$236.30	$327.10	$332.93	$456.71
Number of units outstanding (000’s)	1	1	1	—	1	1	1	1	1	2
Target 2015 Allocation
Unit value	$105.72	$102.23	$112.77	$127.99	$131.12	$127.97	$134.50	$148.96	$141.83	$162.29
Number of units outstanding (000’s)	—	—	—	—	—	3	7	10	10	14

48

The unit values and numbers of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.50%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$103.33	$98.80	$110.93	$131.46	$136.08	$132.64	$141.76	$162.80	$152.03	$180.58
Number of units outstanding (000’s)	—	—	—	—	1	6	10	37	47	53
Target 2035 Allocation
Unit value	$101.96	$96.73	$109.83	$133.60	$138.90	$135.40	$145.54	$170.54	$157.52	$191.72
Number of units outstanding (000’s)	—	—	—	—	—	4	10	23	34	45
Target 2045 Allocation
Unit value	$99.81	$93.82	$107.75	$134.25	$139.96	$136.17	$147.26	$175.38	$160.56	$198.65
Number of units outstanding (000’s)	—	—	—	—	—	3	8	20	28	39
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.95	$100.19	$121.41	$110.19	$139.02
Number of units outstanding (000’s)	—	—	—	—	—	1	3	11	17	29
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.39	$85.55	$93.89	$75.35	$49.76	$71.01	$69.26	$49.33	$54.75
Number of units outstanding (000’s)	—	—	1	1	1	1	2	3	3	4

49

TSA AdvantageSM

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.12	$105.37	$100.23	$107.55	$116.48	$110.34	$128.74
Number of units outstanding (000’s)	—	—	—	1	9	27	37	51	51	59
1290 VT Equity Income
Unit value	$111.01	$109.25	$127.07	$165.42	$177.60	$172.48	$192.54	$220.38	$192.27	$235.96
Number of units outstanding (000’s)	74	80	97	120	127	130	128	128	127	118
1290 VT GAMCO Mergers & Acquisitions
Unit value	$126.55	$126.72	$131.77	$144.49	$145.10	$147.11	$156.53	$164.22	$154.27	$165.56
Number of units outstanding (000’s)	19	17	15	11	9	8	7	6	5	5
1290 VT GAMCO Small Company Value
Unit value	$185.71	$177.07	$206.17	$283.37	$288.56	$268.85	$327.44	$375.60	$313.25	$381.76
Number of units outstanding (000’s)	264	338	427	528	636	744	861	981	1106	1221
1290 VT High Yield Bond
Unit value	—	—	—	$101.38	$102.08	$97.73	$107.89	$113.50	$109.64	$122.32
Number of units outstanding (000’s)	—	—	—	5	15	28	40	58	76	98
1290 VT Socially Responsible
Unit value	$78.76	$78.03	$90.00	$119.44	$134.07	$133.09	$144.59	$172.01	$162.51	$209.15
Number of units outstanding (000’s)	21	39	37	46	56	65	72	81	89	98
All Asset Growth-Alt 20
Unit value	$118.72	$113.20	$125.25	$141.22	$142.87	$135.56	$146.75	$168.04	$153.46	$180.57
Number of units outstanding (000’s)	18	52	96	137	169	190	211	274	287	297
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.31	$100.05	$98.77	$100.33	$102.39	$100.26	$108.05
Number of units outstanding (000’s)	—	—	—	5	34	98	160	213	244	284
CharterSM Multi-Sector Bond
Unit value	$92.20	$95.71	$99.60	$97.55	$98.68	$96.87	$98.51	$99.51	$97.82	$103.32
Number of units outstanding (000’s)	144	134	138	137	137	140	146	146	147	147
CharterSM Small Cap Growth
Unit value	$130.17	$108.44	$119.32	$174.21	$167.63	$155.61	$168.13	$206.58	$193.82	$254.78
Number of units outstanding (000’s)	42	35	30	28	22	19	16	14	14	13

50

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Value
Unit value	$176.76	$158.90	$183.31	$258.49	$242.34	$207.98	$257.35	$282.99	$243.27	$299.59
Number of units outstanding (000’s)	70	57	48	42	35	31	28	26	23	21
EQ/400 Managed Volatility
Unit value	$106.03	$96.15	$110.64	$143.94	$154.73	$148.11	$175.15	$199.40	$172.82	$213.31
Number of units outstanding (000’s)	5	11	12	15	17	20	27	34	37	41
EQ/500 Managed Volatility
Unit value	$103.13	$98.08	$111.26	$143.93	$160.10	$158.75	$174.15	$207.78	$192.83	$247.48
Number of units outstanding (000’s)	7	16	21	27	34	41	47	53	57	62
EQ/2000 Managed Volatility
Unit value	$104.88	$92.69	$105.72	$143.50	$147.53	$138.32	$164.72	$185.30	$161.25	$198.26
Number of units outstanding (000’s)	2	5	7	8	9	12	16	18	21	23
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.29	$118.56	$122.73	$120.51	$123.56	$137.83	$128.25	$146.73
Number of units outstanding (000’s)	—	—	5	18	48	67	75	76	71	70
EQ/AB Small Cap Growth
Unit value	$150.51	$147.75	$168.72	$230.33	$235.70	$226.10	$251.49	$304.81	$277.41	$350.28
Number of units outstanding (000’s)	168	149	146	144	141	146	149	156	161	179
EQ/Aggressive Allocation
Unit value	$132.78	$121.35	$136.88	$170.99	$176.91	$171.71	$184.57	$217.18	$195.86	$240.90
Number of units outstanding (000’s)	367	480	574	676	774	879	974	1039	1094	1145
EQ/Balanced Strategy
Unit value	—	—	$103.35	$116.06	$119.71	$117.51	$123.05	$133.55	$126.43	$144.50
Number of units outstanding (000’s)	—	—	3	16	31	45	64	78	90	106
EQ/BlackRock Basic Value Equity
Unit value	$167.98	$160.81	$180.54	$245.68	$266.28	$246.91	$287.78	$307.39	$279.35	$340.67
Number of units outstanding (000’s)	300	349	394	457	530	602	664	707	738	772
EQ/Capital Guardian Research
Unit value	$118.34	$121.60	$141.05	$183.63	$200.50	$201.88	$216.26	$268.03	$251.98	$330.82
Number of units outstanding (000’s)	243	210	184	166	150	139	122	112	103	94
EQ/ClearBridge Large Cap Growth
Unit value	$112.25	$104.39	$124.21	$170.67	$175.03	$175.12	$174.55	$216.60	$213.24	$278.10
Number of units outstanding (000’s)	85	117	120	120	107	93	76	59	51	43

51

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$89.97	$84.93	$95.83	$122.40	$132.66	$127.94	$143.05	$161.41	$143.40	$189.20
Number of units outstanding (000’s)	51	41	36	31	27	23	23	21	19	19
EQ/Common Stock Index
Unit value	$96.63	$95.98	$109.61	$143.46	$158.83	$156.84	$173.08	$206.01	$191.72	$246.68
Number of units outstanding (000’s)	690	612	548	527	505	494	505	534	556	578
EQ/Conservative Allocation
Unit value	$120.34	$121.15	$125.18	$129.04	$130.83	$128.94	$131.13	$135.97	$132.23	$142.71
Number of units outstanding (000’s)	165	181	205	211	215	223	230	227	222	228
EQ/Conservative Growth Strategy
Unit value	—	—	$102.73	$112.17	$115.05	$113.14	$117.34	$125.18	$119.65	$134.04
Number of units outstanding (000’s)	—	—	1	9	19	29	35	43	50	54
EQ/Conservative Strategy
Unit value	—	—	$101.41	$104.59	$106.02	$104.57	$106.24	$109.45	$106.62	$114.76
Number of units outstanding (000’s)	—	—	2	11	8	12	18	18	18	21
EQ/Conservative-Plus Allocation
Unit value	$122.87	$120.54	$127.87	$139.27	$141.95	$139.33	$144.18	$155.02	$147.57	$165.45
Number of units outstanding (000’s)	238	290	364	422	465	492	514	525	523	526
EQ/Core Bond Index
Unit value	$113.61	$117.63	$119.89	$116.56	$117.95	$117.04	$117.23	$117.52	$116.39	$122.20
Number of units outstanding (000’s)	130	120	121	134	158	187	223	256	280	310
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.51	$90.43	$73.13	$79.27	$104.96	$87.88	$102.55
Number of units outstanding (000’s)	—	—	—	3	10	21	31	49	67	86
EQ/Equity 500 Index
Unit value	$106.19	$106.50	$121.24	$157.55	$175.85	$175.11	$192.44	$230.15	$216.15	$279.08
Number of units outstanding (000’s)	574	578	597	680	796	987	1240	1545	1846	2218
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$211.96	$274.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	22
EQ/Franklin Balanced Managed Volatility
Unit value	$100.52	$99.40	$109.23	$123.64	$129.74	$124.29	$135.63	$147.42	$139.38	$160.51
Number of units outstanding (000’s)	113	87	78	80	89	103	109	114	113	115

52

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$100.02	$89.35	$103.13	$139.28	$140.53	$129.77	$160.09	$176.73	$152.19	$188.70
Number of units outstanding (000’s)	17	15	16	17	16	17	19	19	19	20
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$82.21	$77.62	$87.98	$107.16	$111.67	$107.24	$116.02	$131.78	$118.91	$143.57
Number of units outstanding (000’s)	85	91	93	94	120	134	132	133	133	131
EQ/Global Bond PLUS
Unit value	$119.80	$123.57	$126.63	$121.97	$121.57	$115.55	$114.94	$118.84	$115.50	$121.20
Number of units outstanding (000’s)	101	105	99	93	91	87	87	87	88	89
EQ/Global Equity Managed Volatility
Unit value	$262.52	$227.43	$262.85	$312.57	$314.03	$304.90	$314.74	$392.09	$340.25	$421.12
Number of units outstanding (000’s)	176	165	165	162	158	152	145	140	136	132
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$164.28	$212.29
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	113	118
EQ/Intermediate Government Bond
Unit value	$139.60	$145.23	$144.89	$140.80	$141.24	$140.14	$139.09	$137.89	$137.36	$141.37
Number of units outstanding (000’s)	76	66	55	45	38	32	28	26	23	20
EQ/International Core Managed Volatility
Unit value	$121.97	$100.10	$115.03	$133.56	$123.73	$116.93	$115.78	$144.49	$121.50	$146.98
Number of units outstanding (000’s)	224	233	234	249	301	308	313	311	314	317
EQ/International Equity Index
Unit value	$98.13	$85.13	$97.79	$117.36	$107.95	$104.38	$105.39	$128.31	$107.53	$129.77
Number of units outstanding (000’s)	331	273	216	182	159	143	125	111	102	156
EQ/International Managed Volatility
Unit value	$104.17	$86.39	$99.52	$119.08	$110.07	$106.13	$104.74	$128.58	$108.68	$130.39
Number of units outstanding (000’s)	3	12	17	24	30	37	41	48	56	59
EQ/International Value Managed Volatility
Unit value	$129.72	$107.44	$124.70	$147.01	$134.82	$128.99	$128.40	$156.51	$129.12	$156.47
Number of units outstanding (000’s)	164	143	127	117	111	108	106	104	101	98
EQ/Invesco Comstock
Unit value	$103.59	$100.32	$117.37	$156.59	$168.50	$156.17	$181.11	$211.12	$182.71	$225.62
Number of units outstanding (000’s)	27	22	16	19	141	144	145	141	146	145

53

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$148.27	$179.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	235	244
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$127.95	$162.06
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	326	344
EQ/Janus Enterprise
Unit value	$170.69	$155.66	$167.26	$228.94	$224.59	$209.70	$198.22	$250.49	$243.04	$327.67
Number of units outstanding (000’s)	149	218	283	318	362	392	413	424	443	465
EQ/JPMorgan Value Opportunities
Unit value	$107.54	$100.69	$115.45	$154.88	$175.03	$168.98	$202.90	$235.99	$197.24	$248.52
Number of units outstanding (000’s)	29	29	27	33	38	51	64	107	171	225
EQ/Large Cap Core Managed Volatility
Unit value	$93.27	$88.25	$100.25	$130.30	$143.70	$142.50	$154.64	$186.32	$172.25	$221.17
Number of units outstanding (000’s)	25	23	21	19	33	34	33	32	33	32
EQ/Large Cap Growth Index
Unit value	$76.26	$77.12	$87.41	$114.42	$126.88	$131.46	$138.13	$176.36	$170.29	$227.70
Number of units outstanding (000’s)	179	176	181	204	241	292	354	438	504	562
EQ/Large Cap Growth Managed Volatility
Unit value	$103.14	$98.18	$110.32	$147.58	$161.97	$166.48	$173.55	$221.58	$212.39	$280.59
Number of units outstanding (000’s)	145	156	148	142	302	282	265	252	243	231
EQ/Large Cap Value Index
Unit value	$59.54	$58.64	$67.55	$87.81	$97.71	$92.26	$106.18	$118.54	$106.70	$132.44
Number of units outstanding (000’s)	30	69	75	91	122	159	201	238	285	331
EQ/Large Cap Value Managed Volatility
Unit value	$100.67	$94.42	$108.08	$141.46	$156.85	$148.74	$169.48	$190.65	$169.66	$210.27
Number of units outstanding (000’s)	639	532	449	386	394	357	321	295	273	254
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$97.83	$114.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1020	1126
EQ/Loomis Sayles Growth
Unit value	$126.12	$128.19	$142.58	$179.29	$190.99	$210.45	$222.09	$295.34	$283.07	$367.31
Number of units outstanding (000’s)	47	37	34	29	25	24	28	28	26	21

54

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS International Growth
Unit value	$149.04	$131.48	$155.48	$174.58	$163.85	$162.20	$163.43	$213.24	$190.93	$240.03
Number of units outstanding (000’s)	49	57	71	98	129	164	204	252	307	361
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$187.43	$233.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	16	14
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$166.38	$224.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	369	425
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$313.61	$420.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	208	246
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$179.43	$221.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	250	252
EQ/Mid Cap Index
Unit value	$116.13	$111.98	$129.53	$169.67	$182.70	$175.35	$207.75	$237.04	$206.80	$256.17
Number of units outstanding (000’s)	434	389	364	369	392	445	519	616	703	809
EQ/Mid Cap Value Managed Volatility
Unit value	$132.44	$118.52	$138.90	$182.63	$200.06	$190.66	$221.67	$246.00	$210.72	$263.54
Number of units outstanding (000’s)	333	282	247	226	208	191	178	168	159	153
EQ/Moderate Allocation
Unit value	$135.28	$130.46	$140.23	$156.72	$159.53	$156.23	$162.63	$178.43	$167.87	$191.63
Number of units outstanding (000’s)	994	1,170	1,393	1,595	1799	1949	2058	2119	2152	2182
EQ/Moderate Growth Strategy
Unit value	—	—	$103.96	$120.06	$124.56	$122.09	$129.13	$142.64	$133.69	$155.83
Number of units outstanding (000’s)	—	—	12	39	91	148	201	245	280	312
EQ/Moderate-Plus Allocation
Unit value	$133.69	$125.54	$138.32	$163.71	$167.84	$163.68	$173.48	$196.93	$181.26	$214.89
Number of units outstanding (000’s)	867	1,047	1,184	1,339	1476	1602	1719	1805	1843	1884
EQ/Money Market
Unit value	$118.97	$117.54	$116.13	$114.74	$113.36	$112.00	$110.66	$109.77	$109.83	$110.16
Number of units outstanding (000’s)	49	51	42	37	37	40	44	48	61	61

55

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Oppenheimer Global
Unit value	$105.76	$95.49	$113.56	$141.74	$142.55	$145.32	$143.64	$192.47	$164.54	$213.09
Number of units outstanding (000’s)	52	94	110	149	192	258	309	363	444	519
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.81	$96.78	$93.36	$101.76	$103.47	$100.83	$107.75
Number of units outstanding (000’s)	—	—	—	6	23	57	82	122	155	182
EQ/PIMCO Ultra Short Bond
Unit value	$109.49	$107.97	$108.26	$107.05	$105.67	$104.12	$104.92	$105.62	$105.35	$106.74
Number of units outstanding (000’s)	180	156	152	155	163	168	169	173	175	177
EQ/Quality Bond PLUS
Unit value	$142.01	$142.03	$144.05	$139.07	$141.38	$140.00	$139.95	$140.20	$138.68	$144.73
Number of units outstanding (000’s)	108	95	88	80	77	77	78	74	72	72
EQ/Small Company Index
Unit value	$160.25	$152.00	$173.52	$235.64	$244.10	$230.15	$274.08	$308.74	$270.51	$334.65
Number of units outstanding (000’s)	188	176	166	163	162	173	184	202	225	262
EQ/T. Rowe Price Growth Stock
Unit value	$106.26	$102.95	$120.97	$164.85	$176.94	$192.69	$192.93	$254.23	$247.10	$320.07
Number of units outstanding (000’s)	266	324	402	492	590	703	811	916	1063	1200
EQ/Templeton Global Equity Managed Volatility
Unit value	$87.00	$78.82	$92.93	$116.56	$116.42	$111.99	$116.48	$139.59	$121.06	$144.66
Number of units outstanding (000’s)	65	75	87	99	112	119	122	126	127	128
EQ/UBS Growth and Income
Unit value	$114.89	$110.31	$123.01	$164.72	$186.25	$181.39	$197.41	$236.55	$202.34	$273.49
Number of units outstanding (000’s)	52	40	28	25	24	26	21	21	19	17
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$74.06	$73.91
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	21	13
Invesco V.I. High Yield Fund
Unit value	—	$95.08	$109.87	$115.89	$116.31	$111.04	$121.60	$127.49	$121.42	$135.75
Number of units outstanding (000’s)	—	5	28	51	71	101	127	156	174	193
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.26	$96.31	$105.26	$133.60	$137.50	$130.03	$145.39	$164.70	$143.83	$177.69
Number of units outstanding (000’s)	4	14	18	22	28	37	45	51	54	56

56

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco V.I. Small Cap Equity Fund
Unit value	$108.58	$106.22	$119.27	$161.54	$162.93	$151.73	$167.67	$188.40	$157.70	$196.82
Number of units outstanding (000’s)	2	7	10	14	16	20	23	24	25	27
Ivy VIP High Income
Unit value	$106.27	$110.52	$129.55	$141.43	$142.39	$131.53	$151.00	$159.15	$153.91	$169.08
Number of units outstanding (000’s)	10	62	152	252	350	439	500	604	693	768
Ivy VIP Small Cap Growth
Unit value	$112.58	$99.44	$103.32	$146.34	$146.89	$147.86	$150.34	$182.88	$173.24	$211.16
Number of units outstanding (000’s)	2	9	21	27	31	44	54	65	84	102
MFS® Investors Trust Series
Unit value	$101.87	$98.22	$115.31	$150.09	$164.17	$162.12	$173.50	$210.90	$196.46	$254.76
Number of units outstanding (000’s)	8	15	19	27	30	31	31	34	35	38
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$188.77	$197.41	$249.85	$248.26	$342.37
Number of units outstanding (000’s)	—	—	—	—	—	28	33	36	38	44
Multimanager Aggressive Equity
Unit value	$71.76	$66.45	$74.98	$101.59	$111.08	$114.13	$116.64	$150.22	$148.09	$195.11
Number of units outstanding (000’s)	203	170	147	130	116	107	97	93	96	97
Multimanager Core Bond
Unit value	$138.31	$144.59	$150.67	$145.36	$149.00	$147.40	$149.48	$152.12	$149.69	$158.81
Number of units outstanding (000’s)	127	110	154	182	189	200	211	218	218	260
Multimanager Mid Cap Growth
Unit value	$119.18	$108.47	$123.72	$171.33	$177.51	$172.71	$182.21	$228.03	$212.26	$278.84
Number of units outstanding (000’s)	79	64	52	44	38	36	30	28	25	22
Multimanager Mid Cap Value
Unit value	$154.48	$132.28	$150.05	$201.01	$209.20	$195.22	$229.68	$247.97	$213.75	$263.92
Number of units outstanding (000’s)	62	49	41	37	30	26	23	20	18	17
Multimanager Technology
Unit value	$118.71	$111.64	$125.11	$167.60	$188.02	$197.46	$212.55	$292.16	$295.26	$402.19
Number of units outstanding (000’s)	140	131	123	117	116	118	115	117	123	126
Target 2015 Allocation
Unit value	$102.55	$98.46	$107.85	$121.54	$123.64	$119.82	$125.06	$137.53	$130.02	$147.72
Number of units outstanding (000’s)	18	22	24	25	30	33	30	26	25	27

57

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$100.22	$95.16	$106.09	$124.84	$128.32	$124.19	$131.80	$150.30	$139.36	$164.37
Number of units outstanding (000’s)	39	50	62	72	89	101	111	125	141	155
Target 2035 Allocation
Unit value	$98.89	$93.17	$105.04	$126.88	$130.98	$126.78	$135.31	$157.45	$144.39	$174.51
Number of units outstanding (000’s)	32	45	58	75	94	116	138	171	198	232
Target 2045 Allocation
Unit value	$96.81	$90.36	$103.05	$127.49	$131.98	$127.49	$136.91	$161.91	$147.19	$180.82
Number of units outstanding (000’s)	19	32	47	65	87	116	145	168	196	225
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.54	$99.04	$119.18	$107.40	$134.54
Number of units outstanding (000’s)	—	—	—	—	—	4	19	38	71	113
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.02	$84.57	$92.15	$73.43	$48.15	$68.23	$66.09	$46.73	$51.50
Number of units outstanding (000’s)	—	17	38	49	65	87	106	116	125	134

58

EQUI-VEST® Modified Oregon TSA Contract

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.33	$105.90	$101.03	$108.74	$118.13	$112.24	$131.36
Number of units outstanding (000’s)	—	—	—	—	1	1	3	1	2	3
1290 VT Equity Income
Unit value	$113.13	$111.67	$130.28	$170.11	$183.20	$178.46	$199.82	$229.39	$200.74	$247.11
Number of units outstanding (000’s)	13	15	17	24	24	23	24	22	21	20
1290 VT GAMCO Mergers & Acquisitions
Unit value	$128.75	$129.31	$134.87	$148.34	$149.42	$151.95	$162.17	$170.65	$160.80	$173.10
Number of units outstanding (000’s)	3	4	5	6	6	7	7	6	6	6
1290 VT GAMCO Small Company Value
Unit value	$189.25	$180.99	$211.38	$291.41	$297.64	$278.15	$339.81	$390.96	$327.05	$399.80
Number of units outstanding (000’s)	37	54	67	92	103	114	125	131	140	148
1290 VT High Yield Bond
Unit value	—	—	—	$101.58	$102.59	$98.52	$109.09	$115.11	$111.54	$124.81
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	4
1290 VT Socially Responsible
Unit value	$81.53	$81.02	$93.73	$124.77	$140.48	$139.88	$152.42	$181.87	$172.35	$222.49
Number of units outstanding (000’s)	5	5	5	7	7	8	9	9	9	10
All Asset Growth-Alt 20
Unit value	$119.19	$113.99	$126.51	$143.08	$145.18	$138.18	$150.03	$172.32	$157.85	$186.30
Number of units outstanding (000’s)	2	4	7	10	12	12	13	17	18	16
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.50	$100.55	$99.57	$101.44	$103.84	$101.99	$110.25
Number of units outstanding (000’s)	—	—	—	1	6	11	18	18	21	25
CharterSM Multi-Sector Bond
Unit value	$96.10	$100.07	$104.45	$102.61	$104.11	$102.51	$104.57	$105.95	$104.46	$110.68
Number of units outstanding (000’s)	5	5	4	5	4	4	4	4	4	3
CharterSM Small Cap Growth
Unit value	$132.65	$110.84	$122.33	$179.16	$172.91	$161.00	$174.48	$215.03	$202.37	$266.82
Number of units outstanding (000’s)	4	5	5	5	5	5	5	5	4	5

59

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Value
Unit value	$182.96	$164.97	$190.90	$270.01	$253.90	$218.57	$271.27	$299.20	$257.99	$318.68
Number of units outstanding (000’s)	13	12	11	13	12	11	10	10	9	9
EQ/400 Managed Volatility
Unit value	$106.26	$96.65	$111.55	$145.56	$156.94	$150.69	$178.74	$204.10	$177.44	$219.68
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1	2
EQ/500 Managed Volatility
Unit value	$103.35	$98.58	$112.17	$145.55	$162.40	$161.52	$177.72	$212.68	$197.98	$254.87
Number of units outstanding (000’s)	—	—	—	1	1	2	3	3	4	4
EQ/2000 Managed Volatility
Unit value	$105.10	$93.16	$106.58	$145.12	$149.64	$140.73	$168.09	$189.67	$165.56	$204.17
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1	1
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.50	$119.15	$123.72	$121.85	$125.31	$140.21	$130.86	$150.17
Number of units outstanding (000’s)	—	—	—	1	2	3	4	4	3	4
EQ/AB Small Cap Growth
Unit value	$156.68	$154.27	$176.70	$241.96	$248.36	$238.96	$266.60	$324.11	$295.87	$374.73
Number of units outstanding (000’s)	4	4	4	5	4	4	4	4	4	5
EQ/Aggressive Allocation
Unit value	$135.74	$124.42	$140.78	$176.39	$183.05	$178.21	$192.13	$226.77	$205.14	$253.07
Number of units outstanding (000’s)	120	155	191	255	283	301	313	320	325	327
EQ/Balanced Strategy
Unit value	—	—	$103.55	$116.64	$120.67	$118.82	$124.79	$135.86	$129.00	$147.89
Number of units outstanding (000’s)	—	—	1	3	4	6	8	8	8	8
EQ/BlackRock Basic Value Equity
Unit value	$171.74	$164.91	$185.71	$253.48	$275.57	$256.30	$299.63	$321.02	$292.62	$357.95
Number of units outstanding (000’s)	4	6	6	10	11	14	15	16	16	16
EQ/Capital Guardian Research
Unit value	$122.49	$126.25	$146.89	$191.81	$210.07	$212.16	$227.96	$283.38	$267.23	$351.90
Number of units outstanding (000’s)	23	16	14	14	14	14	14	13	12	12
EQ/ClearBridge Large Cap Growth
Unit value	$116.19	$108.38	$129.35	$178.27	$183.38	$184.04	$183.99	$229.00	$226.14	$295.83
Number of units outstanding (000’s)	11	17	20	29	33	34	34	28	26	24

60

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.15	$86.31	$97.68	$125.14	$136.04	$131.61	$147.59	$167.04	$148.86	$196.99
Number of units outstanding (000’s)	6	6	6	8	8	8	8	7	7	6
EQ/Common Stock Index
Unit value	$91.54	$91.20	$104.47	$137.15	$152.30	$150.85	$166.97	$199.34	$186.08	$240.16
Number of units outstanding (000’s)	22	20	18	15	14	13	12	11	10	10
EQ/Conservative Allocation
Unit value	$123.01	$124.22	$128.74	$133.12	$135.37	$133.82	$136.50	$141.97	$138.49	$149.92
Number of units outstanding (000’s)	24	31	37	46	56	58	58	54	52	50
EQ/Conservative Growth Strategy
Unit value	—	—	$102.93	$112.73	$115.97	$114.40	$119.00	$127.34	$122.09	$137.19
Number of units outstanding (000’s)	—	—	1	1	1	2	2	2	2	3
EQ/Conservative Strategy
Unit value	—	—	$101.61	$105.11	$106.87	$105.73	$107.74	$111.34	$108.79	$117.45
Number of units outstanding (000’s)	—	—	1	1	2	1	2	2	2	2
EQ/Conservative-Plus Allocation
Unit value	$125.60	$123.59	$131.51	$143.67	$146.88	$144.61	$150.09	$161.86	$154.55	$173.81
Number of units outstanding (000’s)	50	65	79	96	103	113	117	122	127	129
EQ/Core Bond Index
Unit value	$116.78	$121.28	$123.99	$120.91	$122.72	$122.14	$122.72	$123.39	$122.58	$129.09
Number of units outstanding (000’s)	16	17	22	26	31	35	39	42	45	49
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.70	$90.88	$73.72	$80.15	$106.44	$89.40	$104.64
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	3	4
EQ/Equity 500 Index
Unit value	$112.13	$112.80	$128.81	$167.88	$187.96	$187.73	$206.94	$248.24	$233.85	$302.85
Number of units outstanding (000’s)	14	14	15	29	32	36	41	45	50	53
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$217.39	$282.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	61	63
EQ/Franklin Balanced Managed Volatility
Unit value	$101.84	$101.01	$111.34	$126.42	$133.05	$127.85	$139.94	$152.57	$144.68	$167.13
Number of units outstanding (000’s)	12	12	11	14	16	20	19	19	17	17

61

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$101.33	$90.80	$105.13	$142.40	$144.12	$133.49	$165.18	$182.90	$157.98	$196.47
Number of units outstanding (000’s)	3	3	2	3	3	3	2	2	2	2
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.12	$78.72	$89.49	$109.34	$114.29	$110.08	$119.46	$136.09	$123.18	$149.17
Number of units outstanding (000’s)	8	9	10	12	13	15	15	13	15	14
EQ/Global Bond PLUS
Unit value	$121.72	$125.93	$129.44	$125.05	$125.03	$119.19	$118.92	$123.33	$120.23	$126.55
Number of units outstanding (000’s)	12	19	23	24	25	25	27	26	28	27
EQ/Global Equity Managed Volatility
Unit value	$342.45	$297.57	$344.97	$411.47	$414.64	$403.82	$418.11	$522.43	$454.75	$564.54
Number of units outstanding (000’s)	3	3	2	6	6	6	5	5	5	5
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$168.67	$218.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	4
EQ/Intermediate Government Bond
Unit value	$144.85	$151.15	$151.25	$147.43	$148.34	$147.64	$146.97	$146.15	$146.03	$150.75
Number of units outstanding (000’s)	2	2	2	2	1	1	2	2	2	3
EQ/International Core Managed Volatility
Unit value	$126.25	$103.93	$119.79	$139.51	$129.63	$122.89	$122.05	$152.77	$128.85	$156.35
Number of units outstanding (000’s)	23	28	30	33	46	49	52	53	58	55
EQ/International Equity Index
Unit value	$105.51	$91.81	$105.78	$127.34	$117.49	$113.94	$115.40	$140.92	$118.46	$143.39
Number of units outstanding (000’s)	12	12	11	19	19	19	19	19	21	22
EQ/International Managed Volatility
Unit value	$104.38	$86.84	$100.34	$120.42	$111.65	$107.98	$106.89	$131.61	$111.58	$134.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$134.27	$111.55	$129.86	$153.56	$141.26	$135.56	$135.34	$165.48	$136.94	$166.45
Number of units outstanding (000’s)	49	44	46	52	51	50	50	48	48	46
EQ/Invesco Comstock
Unit value	$105.39	$102.37	$120.13	$160.76	$173.52	$161.31	$187.63	$219.38	$190.45	$235.89
Number of units outstanding (000’s)	4	4	5	8	24	28	27	27	26	28

62

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$152.23	$184.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	7
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$131.36	$166.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	7	8
EQ/Janus Enterprise
Unit value	$173.65	$158.84	$171.19	$235.04	$231.27	$216.60	$205.36	$260.30	$253.33	$342.58
Number of units outstanding (000’s)	27	45	60	67	69	71	72	71	76	77
EQ/JPMorgan Value Opportunities
Unit value	$111.64	$104.85	$120.58	$162.26	$183.92	$178.11	$214.51	$250.25	$209.79	$265.14
Number of units outstanding (000’s)	1	1	1	1	1	1	2	4	5	6
EQ/Large Cap Core Managed Volatility
Unit value	$96.54	$91.62	$104.40	$136.11	$150.56	$149.76	$163.00	$197.00	$182.67	$235.27
Number of units outstanding (000’s)	5	5	5	5	6	6	7	6	6	6
EQ/Large Cap Growth Index
Unit value	$78.93	$80.07	$91.03	$119.52	$132.94	$138.15	$145.60	$186.46	$180.59	$242.21
Number of units outstanding (000’s)	14	18	23	27	34	44	55	62	70	81
EQ/Large Cap Growth Managed Volatility
Unit value	$99.88	$95.36	$107.48	$144.21	$158.75	$163.67	$171.14	$219.16	$210.72	$279.23
Number of units outstanding (000’s)	5	5	4	6	24	24	23	22	21	20
EQ/Large Cap Value Index
Unit value	$60.50	$59.76	$69.05	$90.04	$100.49	$95.17	$109.86	$123.03	$111.08	$138.29
Number of units outstanding (000’s)	6	19	20	32	38	43	48	52	58	67
EQ/Large Cap Value Managed Volatility
Unit value	$104.20	$98.03	$112.55	$147.76	$164.33	$156.31	$178.64	$201.57	$179.93	$223.66
Number of units outstanding (000’s)	17	16	15	31	30	29	28	26	26	25
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$100.33	$118.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	97	103
EQ/Loomis Sayles Growth
Unit value	$128.52	$131.03	$146.18	$184.38	$197.01	$217.73	$230.48	$307.42	$295.55	$384.67
Number of units outstanding (000’s)	5	7	8	8	8	8	14	16	16	17

63

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS International Growth
Unit value	$151.63	$134.16	$159.14	$179.23	$168.73	$167.54	$169.32	$221.59	$199.01	$250.95
Number of units outstanding (000’s)	16	25	34	40	39	41	46	52	58	63
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$192.22	$239.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	75	77
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$170.28	$230.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	40
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$321.63	$432.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	14	16
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$184.02	$227.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	35	37
EQ/Mid Cap Index
Unit value	$119.83	$115.90	$134.47	$176.67	$190.82	$183.70	$218.30	$249.83	$218.63	$271.64
Number of units outstanding (000’s)	54	55	57	73	85	98	114	129	141	153
EQ/Mid Cap Value Managed Volatility
Unit value	$170.75	$153.26	$180.17	$237.61	$261.07	$249.56	$291.03	$323.96	$278.34	$349.17
Number of units outstanding (000’s)	8	7	6	12	12	11	11	10	10	10
EQ/Moderate Allocation
Unit value	$127.21	$123.38	$133.44	$149.58	$153.13	$150.73	$157.79	$174.06	$164.63	$188.92
Number of units outstanding (000’s)	15	15	15	11	11	12	12	8	8	8
EQ/Moderate Growth Strategy
Unit value	—	—	$104.17	$120.66	$125.56	$123.45	$130.96	$145.10	$136.41	$159.49
Number of units outstanding (000’s)	—	—	1	3	7	11	13	15	17	21
EQ/Moderate-Plus Allocation
Unit value	$136.66	$128.72	$142.26	$168.88	$173.67	$169.88	$180.59	$205.63	$189.84	$225.74
Number of units outstanding (000’s)	246	297	342	393	417	425	434	433	431	427
EQ/Money Market
Unit value	$111.89	$110.88	$109.88	$108.89	$107.92	$106.94	$105.98	$105.45	$105.83	$106.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

64

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Oppenheimer Global
Unit value	$107.16	$97.04	$115.76	$144.92	$146.19	$149.48	$148.20	$199.18	$170.80	$221.88
Number of units outstanding (000’s)	6	8	9	15	17	19	19	20	23	25
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.99	$97.27	$94.11	$102.89	$104.93	$102.57	$109.94
Number of units outstanding (000’s)	—	—	—	1	5	11	17	20	24	25
EQ/PIMCO Ultra Short Bond
Unit value	$111.38	$110.17	$110.81	$109.90	$108.82	$107.54	$108.70	$109.76	$109.81	$111.59
Number of units outstanding (000’s)	28	27	28	32	33	33	32	30	31	31
EQ/Quality Bond PLUS
Unit value	$147.22	$147.68	$150.23	$145.48	$148.36	$147.35	$147.75	$148.46	$147.29	$154.19
Number of units outstanding (000’s)	4	4	4	4	3	2	2	2	2	2
EQ/Small Company Index
Unit value	$164.72	$156.72	$179.44	$244.43	$253.98	$240.19	$286.90	$324.16	$284.89	$353.51
Number of units outstanding (000’s)	26	25	26	31	33	34	37	39	42	47
EQ/T. Rowe Price Growth Stock
Unit value	$108.29	$105.23	$124.02	$169.52	$182.51	$199.36	$200.22	$264.63	$258.00	$335.19
Number of units outstanding (000’s)	27	45	62	71	72	80	84	88	95	102
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.15	$80.10	$94.73	$119.17	$119.40	$115.20	$120.19	$144.46	$125.67	$150.63
Number of units outstanding (000’s)	7	8	8	11	12	14	14	13	13	12
EQ/UBS Growth and Income
Unit value	$117.08	$112.75	$126.12	$169.40	$192.12	$187.67	$204.86	$246.23	$211.26	$286.41
Number of units outstanding (000’s)	2	2	2	3	4	7	8	9	9	10
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$75.96	$76.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	18
Invesco V.I. High Yield Fund
Unit value	—	$95.26	$110.41	$116.82	$117.60	$112.62	$123.69	$130.08	$124.26	$139.35
Number of units outstanding (000’s)	—	—	3	4	6	7	9	10	11	13
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.48	$96.81	$106.12	$135.10	$139.47	$132.30	$148.37	$168.58	$147.68	$182.99
Number of units outstanding (000’s)	—	—	—	2	2	2	2	2	2	2

65

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco V.I. Small Cap Equity Fund
Unit value	$108.80	$106.77	$120.25	$163.36	$165.27	$154.38	$171.10	$192.84	$161.91	$202.69
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
Ivy VIP High Income
Unit value	$106.38	$110.97	$130.46	$142.86	$144.28	$133.68	$153.92	$162.73	$157.84	$173.93
Number of units outstanding (000’s)	—	4	18	35	52	66	78	87	99	107
Ivy VIP Small Cap Growth
Unit value	$112.82	$99.95	$104.16	$147.99	$148.99	$150.43	$153.43	$187.20	$177.87	$217.46
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
MFS® Investors Trust Series
Unit value	$102.09	$98.72	$116.26	$151.78	$166.52	$164.95	$177.06	$215.88	$201.71	$262.36
Number of units outstanding (000’s)	—	—	—	—	—	—	1	—	1	1
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$191.84	$201.23	$255.46	$254.61	$352.20
Number of units outstanding (000’s)	—	—	—	—	—	3	4	4	4	7
Multimanager Aggressive Equity
Unit value	$62.06	$57.71	$65.40	$89.07	$97.85	$100.96	$103.63	$134.05	$132.71	$175.59
Number of units outstanding (000’s)	19	14	14	11	10	9	8	7	7	7
Multimanager Core Bond
Unit value	$142.14	$149.04	$155.78	$150.75	$154.99	$153.79	$156.43	$159.68	$157.61	$167.72
Number of units outstanding (000’s)	10	13	16	16	17	18	19	19	20	21
Multimanager Mid Cap Growth
Unit value	$122.48	$111.81	$127.92	$177.69	$184.65	$180.20	$190.69	$239.36	$223.50	$294.49
Number of units outstanding (000’s)	6	6	7	10	10	11	11	12	12	11
Multimanager Mid Cap Value
Unit value	$158.75	$136.35	$155.14	$208.47	$217.62	$203.69	$240.37	$260.30	$225.07	$278.73
Number of units outstanding (000’s)	7	8	9	11	11	10	10	10	11	11
Multimanager Technology
Unit value	$122.00	$115.08	$129.35	$173.81	$195.59	$206.03	$222.44	$306.69	$310.88	$424.76
Number of units outstanding (000’s)	10	10	12	12	13	14	15	15	16	17
Target 2015 Allocation
Unit value	$103.90	$100.06	$109.93	$124.27	$126.80	$123.26	$129.03	$142.33	$134.97	$153.81
Number of units outstanding (000’s)	14	14	16	18	15	17	17	12	7	7

66

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$101.54	$96.70	$108.15	$127.64	$131.59	$127.75	$135.99	$155.55	$144.67	$171.15
Number of units outstanding (000’s)	15	19	22	29	31	36	36	36	35	35
Target 2035 Allocation
Unit value	$100.20	$94.68	$107.07	$129.72	$134.33	$130.41	$139.61	$162.94	$149.89	$181.70
Number of units outstanding (000’s)	11	13	15	19	22	24	26	28	31	36
Target 2045 Allocation
Unit value	$98.09	$91.83	$105.04	$130.35	$135.35	$131.15	$141.26	$167.57	$152.79	$188.27
Number of units outstanding (000’s)	7	9	11	13	16	19	21	23	27	31
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.72	$99.53	$120.13	$108.59	$136.45
Number of units outstanding (000’s)	—	—	—	—	—	—	2	5	9	12
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.18	$84.99	$92.90	$74.25	$48.84	$69.41	$67.43	$47.83	$52.87
Number of units outstanding (000’s)	—	2	6	10	13	17	21	23	25	28

67

EQUI-VEST® Modified Texas TSA Contracts

The unit values and number of units outstanding shown below, as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.34%.

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.03	$105.12	$99.85	$107.00	$115.72	$109.46	$127.53
Number of units outstanding (000’s)	—	—	—	2	15	19	27	32	30	30
1290 VT Equity Income
Unit value	$110.04	$108.14	$125.60	$163.27	$175.05	$169.77	$189.24	$216.29	$188.43	$230.93
Number of units outstanding (000’s)	381	367	388	424	399	374	341	315	286	270
1290 VT GAMCO Mergers & Acquisitions
Unit value	$125.54	$125.53	$130.35	$142.73	$143.13	$144.91	$153.97	$161.30	$151.31	$162.16
Number of units outstanding (000’s)	93	100	95	97	93	83	76	72	71	66
1290 VT GAMCO Small Company Value
Unit value	$184.08	$175.27	$203.78	$279.70	$284.41	$264.61	$321.82	$368.64	$307.00	$373.62
Number of units outstanding (000’s)	1,363	1,484	1,517	1,556	1,523	1,490	1,470	1,434	1,386	1,346
1290 VT High Yield Bond
Unit value	—	—	—	$101.29	$101.84	$97.37	$107.33	$112.76	$108.77	$121.17
Number of units outstanding (000’s)	—	—	—	4	11	14	20	29	33	41
1290 VT Socially Responsible
Unit value	$77.50	$76.67	$88.31	$117.03	$131.18	$130.04	$141.08	$167.59	$158.11	$203.20
Number of units outstanding (000’s)	247	248	243	242	243	233	220	209	197	188
All Asset Growth-Alt 20
Unit value	$118.50	$112.83	$124.66	$140.36	$141.80	$134.36	$145.24	$166.07	$151.45	$177.95
Number of units outstanding (000’s)	68	133	164	165	160	156	151	171	157	147
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.22	$99.82	$98.40	$99.81	$101.72	$99.46	$107.04
Number of units outstanding (000’s)	—	—	—	5	37	57	75	87	90	108
CharterSM Multi-Sector Bond
Unit value	$157.53	$163.72	$170.12	$166.15	$167.83	$164.52	$167.08	$168.54	$165.43	$174.49
Number of units outstanding (000’s)	564	522	492	448	406	371	340	316	292	274
CharterSM Small Cap Growth
Unit value	$129.03	$107.34	$117.94	$171.95	$165.22	$153.16	$165.24	$202.75	$189.96	$249.35
Number of units outstanding (000’s)	309	276	249	261	222	206	194	183	175	170

68

The unit values and number of units outstanding shown below, as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.34%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Value
Unit value	$173.94	$156.14	$179.88	$253.28	$237.12	$203.22	$251.10	$275.73	$236.69	$291.07
Number of units outstanding (000’s)	622	559	511	480	441	417	390	360	337	319
EQ/400 Managed Volatility
Unit value	$119.72	$108.41	$124.57	$161.84	$173.71	$166.05	$196.09	$222.92	$192.93	$237.80
Number of units outstanding (000’s)	3	10	12	19	18	19	28	31	30	29
EQ/500 Managed Volatility
Unit value	$115.33	$109.53	$124.07	$160.27	$178.03	$176.28	$193.10	$230.07	$213.21	$273.26
Number of units outstanding (000’s)	3	12	17	20	29	31	37	42	43	43
EQ/2000 Managed Volatility
Unit value	$123.77	$109.23	$124.41	$168.64	$173.12	$162.09	$192.75	$216.53	$188.15	$231.01
Number of units outstanding (000’s)	1	4	5	10	10	10	11	13	14	14
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.20	$118.28	$122.27	$119.89	$122.75	$136.73	$127.05	$145.15
Number of units outstanding (000’s)	—	—	4	13	22	27	26	28	25	24
EQ/AB Small Cap Growth
Unit value	$207.94	$204.35	$233.02	$317.66	$324.60	$310.94	$345.38	$418.01	$379.89	$479.01
Number of units outstanding (000’s)	1,291	1,180	1,071	992	918	852	787	729	675	631
EQ/Aggressive Allocation
Unit value	$131.43	$119.94	$135.10	$168.52	$174.11	$168.76	$181.14	$212.85	$191.68	$235.42
Number of units outstanding (000’s)	1,916	2,022	2,024	1,966	1,942	1,884	1,793	1,717	1,648	1,579
EQ/Balanced Strategy
Unit value	—	—	$103.26	$115.79	$119.26	$116.91	$122.24	$132.49	$125.24	$142.95
Number of units outstanding (000’s)	—	—	13	40	59	73	65	64	69	79
EQ/BlackRock Basic Value Equity
Unit value	$215.34	$205.86	$230.79	$313.62	$339.44	$314.30	$365.81	$390.19	$354.08	$431.20
Number of units outstanding (000’s)	1,394	1,422	1,386	1,345	1,311	1,269	1,224	1,150	1,072	1,018
EQ/Capital Guardian Research
Unit value	$116.45	$119.49	$138.41	$179.93	$196.18	$197.26	$211.01	$261.15	$245.16	$321.42
Number of units outstanding (000’s)	1,072	963	884	825	744	690	638	589	532	496
EQ/ClearBridge Large Cap Growth
Unit value	$110.46	$102.58	$121.88	$167.23	$171.26	$171.11	$170.31	$211.04	$207.47	$270.20
Number of units outstanding (000’s)	470	665	775	850	808	739	648	565	499	450

69

The unit values and number of units outstanding shown below, as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.34%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$89.42	$84.29	$94.98	$121.14	$131.10	$126.26	$140.98	$158.84	$140.92	$185.66
Number of units outstanding (000’s)	252	231	208	189	168	153	140	130	119	113
EQ/Common Stock Index
Unit value	$311.66	$310.05	$354.66	$464.93	$515.55	$509.85	$563.49	$671.64	$626.04	$806.57
Number of units outstanding (000’s)	5,168	4,630	4,157	3,759	3,428	3,160	2,895	2,662	2,423	2,208
EQ/Conservative Allocation
Unit value	$119.11	$119.75	$123.55	$127.18	$128.76	$126.73	$128.69	$133.26	$129.41	$139.47
Number of units outstanding (000’s)	424	441	433	384	355	324	306	271	245	239
EQ/Conservative Growth Strategy
Unit value	—	—	$102.63	$111.91	$114.62	$112.56	$116.57	$124.19	$118.53	$132.60
Number of units outstanding (000’s)	—	—	7	14	25	26	27	33	36	41
EQ/Conservative Strategy
Unit value	—	—	$101.32	$104.34	$105.63	$104.03	$105.54	$108.58	$105.62	$113.53
Number of units outstanding (000’s)	—	—	5	11	14	16	13	12	11	15
EQ/Conservative-Plus Allocation
Unit value	$121.62	$119.14	$126.21	$137.27	$139.71	$136.94	$141.50	$151.92	$144.41	$161.69
Number of units outstanding (000’s)	753	769	760	725	677	619	578	552	502	466
EQ/Core Bond Index
Unit value	$112.15	$115.97	$118.03	$114.59	$115.78	$114.73	$114.76	$114.88	$113.61	$119.11
Number of units outstanding (000’s)	771	721	684	639	599	572	547	527	510	510
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.43	$90.22	$72.86	$78.86	$104.27	$87.18	$101.59
Number of units outstanding (000’s)	—	—	—	8	21	28	33	52	63	60
EQ/Equity 500 Index
Unit value	$281.41	$282.55	$321.22	$416.78	$464.56	$461.99	$507.04	$605.55	$567.91	$732.20
Number of units outstanding (000’s)	2,394	2,246	2,120	2,010	1,936	1,890	1,853	1,808	1,750	1,677
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$209.48	$270.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	576	535
EQ/Franklin Balanced Managed Volatility
Unit value	$99.91	$98.65	$108.25	$122.37	$128.22	$122.66	$133.66	$145.08	$136.97	$157.52
Number of units outstanding (000’s)	565	527	489	467	505	471	427	396	358	335

70

The unit values and number of units outstanding shown below, as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.34%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$99.41	$88.68	$102.21	$137.84	$138.88	$128.07	$157.77	$173.93	$149.56	$185.17
Number of units outstanding (000’s)	120	121	111	104	98	90	87	83	79	73
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$81.79	$77.11	$87.28	$106.16	$110.47	$105.94	$114.45	$129.81	$116.97	$141.02
Number of units outstanding (000’s)	418	419	405	408	421	408	371	350	324	303
EQ/Global Bond PLUS
Unit value	$118.92	$122.49	$125.34	$120.55	$119.99	$113.88	$113.12	$116.80	$113.36	$118.78
Number of units outstanding (000’s)	355	382	383	340	310	281	253	242	224	205
EQ/Global Equity Managed Volatility
Unit value	$293.92	$253.38	$292.43	$347.25	$348.38	$337.77	$348.18	$433.13	$375.33	$463.88
Number of units outstanding (000’s)	22	23	23	22	22	21	20	19	18	17
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$140.96	$181.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	133	130
EQ/Intermediate Government Bond
Unit value	$173.15	$180.33	$179.64	$174.33	$174.62	$173.02	$171.48	$169.77	$168.87	$173.56
Number of units outstanding (000’s)	402	369	336	299	272	253	240	225	213	205
EQ/International Core Managed Volatility
Unit value	$120.02	$98.36	$112.87	$130.87	$121.06	$114.26	$112.97	$140.78	$118.21	$142.80
Number of units outstanding (000’s)	838	817	756	700	974	918	864	811	767	732
EQ/International Equity Index
Unit value	$126.00	$109.42	$125.52	$150.42	$138.16	$133.40	$134.50	$163.53	$136.85	$164.92
Number of units outstanding (000’s)	3,352	3,078	2,822	2,609	2,454	2,344	2,226	2,120	2,006	1,920
EQ/International Managed Volatility
Unit value	$111.50	$92.35	$106.23	$126.93	$117.16	$112.81	$111.17	$136.28	$115.02	$137.80
Number of units outstanding (000’s)	2	18	20	23	24	31	30	34	34	35
EQ/International Value Managed Volatility
Unit value	$127.65	$105.58	$122.36	$144.05	$131.92	$126.04	$125.28	$152.50	$125.63	$152.03
Number of units outstanding (000’s)	1,622	1,495	1,381	1,277	1,194	1,134	1,074	1,006	954	913
EQ/Invesco Comstock
Unit value	$102.76	$99.37	$116.10	$154.68	$166.21	$153.83	$178.14	$207.37	$179.21	$220.98
Number of units outstanding (000’s)	166	175	180	204	488	451	408	378	357	336

71

The unit values and number of units outstanding shown below, as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.34%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$144.75	$174.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	212	199
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$109.28	$138.23
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	204	193
EQ/Janus Enterprise
Unit value	$169.33	$154.20	$165.45	$226.15	$221.53	$206.56	$194.97	$246.04	$238.38	$320.93
Number of units outstanding (000’s)	688	807	807	746	714	692	640	601	571	543
EQ/JPMorgan Value Opportunities
Unit value	$134.73	$125.98	$144.24	$193.23	$218.05	$210.22	$252.06	$292.76	$244.33	$307.42
Number of units outstanding (000’s)	306	282	258	243	232	235	239	284	307	310
EQ/Large Cap Core Managed Volatility
Unit value	$91.78	$86.71	$98.37	$127.68	$140.60	$139.24	$150.88	$181.54	$167.59	$214.89
Number of units outstanding (000’s)	129	116	100	93	169	152	137	130	122	111
EQ/Large Cap Growth Index
Unit value	$75.04	$75.78	$85.77	$112.12	$124.15	$128.44	$134.77	$171.83	$165.68	$221.22
Number of units outstanding (000’s)	1,314	1,246	1,199	1,132	1,094	1,064	1,032	1,018	963	921
EQ/Large Cap Growth Managed Volatility
Unit value	$157.73	$149.93	$168.24	$224.72	$246.29	$252.79	$263.16	$335.50	$321.14	$423.66
Number of units outstanding (000’s)	1,338	1,300	1,181	1,083	2,305	2,165	2,019	1,887	1,752	1,632
EQ/Large Cap Value Index
Unit value	$59.10	$58.12	$66.86	$86.79	$96.44	$90.93	$104.50	$116.51	$104.72	$129.80
Number of units outstanding (000’s)	207	448	436	419	425	411	414	398	385	385
EQ/Large Cap Value Managed Volatility
Unit value	$100.08	$94.00	$107.44	$140.42	$155.49	$147.24	$167.53	$188.20	$167.24	$206.97
Number of units outstanding (000’s)	6,915	6,275	5,681	5,207	5,055	4,721	4,376	4,060	3,755	3,519
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$96.68	$113.29
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	811	803
EQ/Loomis Sayles Growth
Unit value	$125.01	$126.89	$140.93	$176.97	$188.25	$207.13	$218.28	$289.86	$277.43	$359.48
Number of units outstanding (000’s)	224	203	190	176	155	153	179	196	184	171

72

The unit values and number of units outstanding shown below, as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.34%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS International Growth
Unit value	$147.85	$130.24	$153.80	$172.45	$161.62	$159.77	$160.75	$209.45	$187.27	$235.10
Number of units outstanding (000’s)	314	328	343	348	335	328	320	330	329	329
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$185.23	$230.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	895	888
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$164.59	$221.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	398	396
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$309.93	$415.24
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	209	202
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$177.32	$218.15
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	226	214
EQ/Mid Cap Index
Unit value	$114.44	$110.20	$127.28	$166.49	$179.03	$171.58	$203.00	$231.30	$201.50	$249.25
Number of units outstanding (000’s)	2,138	2,037	1,961	1,903	1,858	1,835	1,842	1,831	1,774	1,738
EQ/Mid Cap Value Managed Volatility
Unit value	$164.68	$147.16	$172.23	$226.13	$247.35	$235.40	$273.30	$302.87	$259.06	$323.55
Number of units outstanding (000’s)	2,473	2,260	2,072	1,919	1,780	1,667	1,555	1,449	1,341	1,261
EQ/Moderate Allocation
Unit value	$63.45	$61.54	$66.55	$74.81	$76.59	$75.39	$78.92	$87.06	$82.34	$94.49
Number of units outstanding (000’s)	16,700	15,660	14,597	13,487	12,511	11,567	10,700	9,882	9,111	8,420
EQ/Moderate Growth Strategy
Unit value	—	—	$103.87	$119.78	$124.09	$121.46	$128.29	$141.51	$132.43	$154.15
Number of units outstanding (000’s)	—	—	8	39	60	75	91	100	116	125
EQ/Moderate-Plus Allocation
Unit value	$132.32	$124.08	$136.52	$161.35	$165.19	$160.87	$170.26	$193.00	$177.39	$210.00
Number of units outstanding (000’s)	4,210	4,268	4,165	4,007	3,883	3,745	3,548	3,371	3,194	3,044
EQ/Money Market
Unit value	$36.15	$35.56	$35.06	$34.57	$34.08	$33.61	$33.14	$32.82	$32.84	$32.99
Number of units outstanding (000’s)	1,290	1,122	1,041	920	835	769	760	708	692	691

73

The unit values and number of units outstanding shown below, as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.34%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Oppenheimer Global
Unit value	$105.12	$94.78	$112.55	$140.28	$140.88	$143.41	$141.56	$189.41	$161.69	$209.11
Number of units outstanding (000’s)	240	346	360	390	410	453	432	445	449	447
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.73	$96.56	$93.01	$101.24	$102.79	$100.02	$106.74
Number of units outstanding (000’s)	—	—	—	8	33	60	77	98	99	100
EQ/PIMCO Ultra Short Bond
Unit value	$108.61	$106.95	$107.09	$105.75	$104.24	$102.56	$103.20	$103.74	$103.33	$104.54
Number of units outstanding (000’s)	776	662	608	559	513	466	426	401	387	364
EQ/Quality Bond PLUS
Unit value	$180.35	$180.55	$182.86	$176.30	$178.98	$176.98	$176.67	$176.73	$174.56	$181.92
Number of units outstanding (000’s)	642	567	508	455	413	375	345	323	304	285
EQ/Small Company Index
Unit value	$158.20	$149.85	$170.81	$231.64	$239.62	$225.61	$268.29	$301.79	$264.05	$326.19
Number of units outstanding (000’s)	897	854	804	769	737	719	695	670	642	628
EQ/T. Rowe Price Growth Stock
Unit value	$105.33	$101.90	$119.57	$162.71	$174.40	$189.65	$189.62	$249.52	$242.18	$313.24
Number of units outstanding (000’s)	853	915	1,029	1,030	1,023	1,089	1,067	1,095	1,111	1,093
EQ/Templeton Global Equity Managed Volatility
Unit value	$86.47	$78.23	$92.10	$115.35	$115.06	$110.52	$114.80	$137.37	$118.97	$141.96
Number of units outstanding (000’s)	249	247	240	238	234	223	206	194	181	175
EQ/UBS Growth and Income
Unit value	$113.88	$109.19	$121.59	$162.58	$183.58	$178.53	$194.02	$232.16	$198.31	$267.65
Number of units outstanding (000’s)	121	109	103	103	111	112	99	100	88	83
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$73.19	$72.94
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	204	217
Invesco V.I. High Yield Fund
Unit value	—	$94.99	$109.61	$115.46	$115.71	$110.32	$120.63	$126.30	$120.11	$134.10
Number of units outstanding (000’s)	—	18	52	64	73	79	78	86	81	85
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$114.65	$105.76	$115.42	$146.29	$150.34	$141.98	$158.52	$179.32	$156.38	$192.92
Number of units outstanding (000’s)	9	36	47	48	48	47	49	51	50	50

74

The unit values and number of units outstanding shown below, as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.34%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco V.I. Small Cap Equity Fund
Unit value	$124.31	$121.44	$136.18	$184.17	$185.49	$172.50	$190.35	$213.58	$178.52	$222.49
Number of units outstanding (000’s)	2	18	18	21	20	23	21	19	18	17
Ivy VIP High Income
Unit value	$106.22	$110.31	$129.12	$140.77	$141.52	$130.54	$149.65	$157.51	$152.10	$166.86
Number of units outstanding (000’s)	26	156	349	427	469	445	427	435	411	399
Ivy VIP Small Cap Growth
Unit value	—	$79.10	$82.07	$116.08	$116.35	$116.95	$118.75	$144.25	$136.45	$166.08
Number of units outstanding (000’s)	—	19	31	42	41	87	70	68	85	84
MFS® Investors Trust Series
Unit value	$114.87	$110.60	$129.66	$168.53	$184.08	$181.52	$193.99	$235.47	$219.04	$283.63
Number of units outstanding (000’s)	6	11	23	28	26	25	27	28	28	28
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$187.35	$195.65	$247.28	$245.35	$337.88
Number of units outstanding (000’s)	—	—	—	—	—	21	27	24	24	38
Multimanager Aggressive Equity
Unit value	$75.22	$69.95	$79.27	$107.95	$118.60	$122.37	$125.61	$162.48	$160.86	$212.82
Number of units outstanding (000’s)	6,357	5,698	5,104	4,552	4,115	3,772	3,425	3,113	2,815	2,555
Multimanager Core Bond
Unit value	$136.56	$142.56	$148.34	$142.91	$146.28	$144.50	$146.34	$148.71	$146.13	$154.81
Number of units outstanding (000’s)	480	487	527	481	427	390	355	334	301	286
Multimanager Mid Cap Growth
Unit value	$176.28	$159.94	$182.16	$251.92	$260.63	$253.22	$266.77	$333.39	$309.90	$406.53
Number of units outstanding (000’s)	8	8	7	7	6	6	6	5	5	5
Multimanager Mid Cap Value
Unit value	$194.62	$166.07	$188.12	$251.66	$261.54	$243.71	$286.33	$308.70	$265.72	$327.62
Number of units outstanding (000’s)	5	5	4	4	4	4	4	3	3	3
Multimanager Technology
Unit value	$182.16	$170.97	$191.22	$255.83	$286.60	$300.55	$323.06	$443.45	$447.51	$608.71
Number of units outstanding (000’s)	4	4	4	5	5	4	4	5	5	5
Target 2015 Allocation
Unit value	$101.92	$97.73	$106.89	$120.29	$122.19	$118.25	$123.24	$135.34	$127.77	$144.96
Number of units outstanding (000’s)	154	156	141	141	128	113	100	84	60	58

75

The unit values and number of units outstanding shown below, as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 1.34%.  (continued)

	For the years ending December 31
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$99.61	$94.44	$105.15	$123.55	$126.81	$122.56	$129.89	$147.91	$136.95	$161.30
Number of units outstanding (000’s)	190	202	211	227	242	247	253	265	249	256
Target 2035 Allocation
Unit value	$98.29	$92.47	$104.11	$125.57	$129.45	$125.12	$133.35	$154.95	$141.90	$171.25
Number of units outstanding (000’s)	152	171	195	209	224	239	250	264	279	301
Target 2045 Allocation
Unit value	$96.22	$89.68	$102.13	$126.18	$130.43	$125.82	$134.93	$159.34	$144.64	$177.44
Number of units outstanding (000’s)	108	122	137	149	164	177	185	194	199	208
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.46	$98.81	$118.74	$106.85	$133.66
Number of units outstanding (000’s)	—	—	—	—	—	1	8	13	23	36
VanEck VIP Global Hard Assets Fund
Unit value	—	$82.94	$84.37	$91.81	$73.06	$47.84	$67.69	$65.47	$46.23	$50.88
Number of units outstanding (000’s)	—	44	90	109	129	167	199	184	182	195

76

EQUI-VEST® VantageSM ACTS Contracts

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.40%.

	For the years ending December 31,
	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT GAMCO Small Company Value
Unit value	$107.99	$149.63	$153.61	$144.27	$177.14	$204.83	$172.22	$211.58
Number of units outstanding (000’s)	—	2	3	4	5	6	7	10
1290 VT Socially Responsible
Unit value	$101.42	$135.70	$153.55	$153.66	$168.29	$201.82	$192.22	$249.39
Number of units outstanding (000’s)	2	2	3	4	4	4	4	4
EQ/400 Managed Volatility
Unit value	$104.96	$137.65	$149.17	$143.95	$171.59	$196.93	$172.07	$214.11
Number of units outstanding (000’s)	—	1	2	2	3	4	4	5
EQ/Common Stock Index
Unit value	$101.97	$134.54	$150.16	$149.47	$166.28	$199.52	$187.19	$242.81
Number of units outstanding (000’s)	10	11	11	11	11	11	11	10
EQ/Core Bond Index
Unit value	$101.06	$99.05	$101.04	$101.08	$102.06	$103.14	$102.98	$108.99
Number of units outstanding (000’s)	7	8	9	9	9	9	9	9
EQ/Equity 500 Index
Unit value	$101.23	$132.60	$149.21	$149.79	$165.94	$200.06	$189.42	$246.54
Number of units outstanding (000’s)	38	39	43	45	44	44	42	44
EQ/Franklin Balanced Managed Volatility
Unit value	$102.12	$116.54	$123.27	$119.06	$130.96	$143.50	$136.78	$158.79
Number of units outstanding (000’s)	—	—	1	1	—	—	—	1
EQ/International Core Managed Volatility
Unit value	—	—	—	$87.37	$87.21	$109.71	$93.00	$113.43
Number of units outstanding (000’s)	—	—	—	1	—	1	1	1
EQ/International Equity Index
Unit value	$109.85	$132.91	$123.24	$120.13	$122.27	$150.07	$126.79	$154.24
Number of units outstanding (000’s)	—	—	2	3	5	7	8	10
EQ/International Value Managed Volatility
Unit value	$109.45	$130.08	$120.26	$115.99	$116.39	$143.02	$118.95	$145.32
Number of units outstanding (000’s)	38	39	39	39	38	36	36	35
EQ/Janus Enterprise
Unit value	$102.88	$141.96	$140.39	$132.15	$125.92	$160.41	$156.91	$213.26
Number of units outstanding (000’s)	—	—	1	1	1	2	4	6
EQ/JPMorgan Value Opportunities
Unit value	$104.59	$141.45	$161.14	$156.83	$189.84	$222.58	$187.54	$238.22
Number of units outstanding (000’s)	—	—	1	2	2	2	2	3

77

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.40%.  (continued)

	For the years ending December 31,
	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Value Managed Volatility
Unit value	$103.13	$136.08	$152.11	$145.41	$167.02	$189.41	$169.93	$212.30
Number of units outstanding (000’s)	26	26	25	25	23	23	22	21
EQ/Loomis Sayles Growth
Unit value	$99.99	$126.74	$136.11	$151.19	$160.84	$215.61	$208.34	$272.53
Number of units outstanding (000’s)	—	—	—	—	1	2	3	4
EQ/MFS International Growth
Unit value	$108.44	$122.75	$116.14	$115.90	$117.72	$154.84	$139.77	$177.14
Number of units outstanding (000’s)	—	2	3	4	5	7	8	8
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	$150.30	$186.67
Number of units outstanding (000’s)	—	—	—	—	—	—	8	12
EQ/Mid Cap Index
Unit value	$105.09	$138.77	$150.64	$145.75	$174.07	$200.22	$176.10	$219.91
Number of units outstanding (000’s)	41	42	43	43	44	44	44	45
EQ/Moderate Allocation
Unit value	$102.42	$115.38	$118.40	$116.89	$122.66	$135.67	$128.68	$148.08
Number of units outstanding (000’s)	27	30	30	30	27	26	24	23
EQ/Money Market
Unit value	$99.85	$99.45	$99.05	$98.66	$98.26	$98.26	$99.12	$100.22
Number of units outstanding (000’s)	3	2	2	2	4	2	7	6
EQ/Small Company Index
Unit value	$104.81	$143.48	$149.84	$142.42	$170.97	$194.15	$171.49	$213.87
Number of units outstanding (000’s)	41	42	42	42	42	43	42	44
EQ/T. Rowe Price Growth Stock
Unit value	$101.45	$139.36	$150.80	$165.55	$167.10	$221.97	$217.50	$284.01
Number of units outstanding (000’s)	21	24	25	25	25	25	25	27
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	$67.40	$67.81
Number of units outstanding (000’s)	—	—	—	—	—	—	7	9
Multimanager Core Bond
Unit value	$101.59	$98.80	$102.09	$101.82	$104.09	$106.78	$105.93	$113.30
Number of units outstanding (000’s)	—	2	2	3	3	3	3	4
Multimanager Mid Cap Value
Unit value	$106.24	$143.47	$150.53	$141.60	$167.95	$182.79	$158.84	$197.71
Number of units outstanding (000’s)	—	—	1	—	1	1	1	1
Target 2015 Allocation
Unit value	$103.12	$117.16	$120.15	$117.38	$123.50	$136.91	$130.49	$149.46
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—

78

The unit values and numbers of units outstanding shown below, as of December 31, 2019, are for contracts offered under Separate Account A with the same daily asset charge of 0.40%.  (continued)

	For the years ending December 31,
	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$103.50	$122.78	$127.22	$124.12	$132.80	$152.66	$142.70	$169.67
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—
Target 2035 Allocation
Unit value	$103.77	$126.36	$131.50	$128.32	$138.06	$161.94	$149.72	$182.42
Number of units outstanding (000’s)	—	—	1	1	1	1	1	2
Target 2045 Allocation
Unit value	$104.11	$129.85	$135.51	$131.97	$142.86	$170.31	$156.08	$193.30
Number of units outstanding (000’s)	—	—	—	1	—	1	1	1

79

Financial Statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(2)

1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)

1290 VT EQUITY INCOME(1)

1290 VT GAMCO MERGERS & ACQUISITIONS(1)

1290 VT GAMCO SMALL COMPANY VALUE(1)

1290 VT HIGH YIELD BOND(1)

1290 VT LOW VOLATILITY GLOBAL EQUITY(2)

1290 VT MICRO CAP(2)

1290 VT SMALL CAP VALUE(1)

1290 VT SMARTBETA EQUITY(1)

1290 VT SOCIALLY RESPONSIBLE(1)

ALL ASSET GROWTH-ALT 20(1)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM(1)

CHARTERSM MODERATE(1)

CHARTERSM MULTI-SECTOR BOND(1)

CHARTERSM SMALL CAP GROWTH(1)

CHARTERSM SMALL CAP VALUE(1)

EQ/400 MANAGED VOLATILITY(1)

EQ/500 MANAGED VOLATILITY(1)

EQ/2000 MANAGED VOLATILITY(1)

EQ/AB DYNAMIC MODERATE GROWTH(1)

EQ/AB SMALL CAP GROWTH(1)

EQ/AGGRESSIVE ALLOCATION(1)

EQ/AMERICAN CENTURY MID CAP VALUE(2)

EQ/BALANCED STRATEGY(1)

EQ/BLACKROCK BASIC VALUE EQUITY(1)

EQ/CAPITAL GUARDIAN RESEARCH(1)

EQ/CLEARBRIDGE LARGE CAP GROWTH(1)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)

EQ/COMMON STOCK INDEX(1)

EQ/CONSERVATIVE ALLOCATION(1)

EQ/CONSERVATIVE GROWTH STRATEGY(1)

EQ/CONSERVATIVE STRATEGY(1)

EQ/CONSERVATIVE-PLUS ALLOCATION(1)

EQ/CORE BOND INDEX(1)

EQ/EMERGING MARKETS EQUITY PLUS(1)

EQ/EQUITY 500 INDEX(1)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(2)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)

EQ/FRANKLIN RISING DIVIDENDS(2)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)

EQ/GLOBAL BOND PLUS(1)

EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/GOLDMAN SACHS MID CAP VALUE(2)

EQ/GROWTH STRATEGY(1)

EQ/INTERMEDIATE GOVERNMENT BOND(1)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)

EQ/INTERNATIONAL EQUITY INDEX(1)

EQ/INTERNATIONAL MANAGED VOLATILITY(1)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)

EQ/INVESCO COMSTOCK(1)

EQ/INVESCO GLOBAL REAL ESTATE(2)

EQ/INVESCO INTERNATIONAL GROWTH(2)

EQ/JANUS ENTERPRISE(1)

EQ/JPMORGAN VALUE OPPORTUNITIES(1)

EQ/LARGE CAP CORE MANAGED VOLATILITY(1)

EQ/LARGE CAP GROWTH INDEX(1)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)

EQ/LARGE CAP VALUE INDEX(1)

EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)

EQ/LAZARD EMERGING MARKETS EQUITY(2)

EQ/LOOMIS SAYLES GROWTH(1)

EQ/MFS INTERNATIONAL GROWTH(1)

EQ/MFS INTERNATIONAL VALUE(2)

EQ/MFS MID CAP FOCUSED GROWTH(2)

EQ/MFS TECHNOLOGY(2)

EQ/MFS UTILITIES SERIES(2)

EQ/MID CAP INDEX(1)

EQ/MID CAP VALUE MANAGED VOLATILITY(1)

EQ/MODERATE ALLOCATION(1)

EQ/MODERATE GROWTH STRATEGY(1)

EQ/MODERATE-PLUS ALLOCATION(1)

EQ/MONEY MARKET(1)

EQ/OPPENHEIMER GLOBAL(1)

EQ/PIMCO GLOBAL REAL RETURN(1)

EQ/PIMCO ULTRA SHORT BOND(1)

EQ/QUALITY BOND PLUS(1)

EQ/SMALL COMPANY INDEX(1)

EQ/T. ROWE PRICE GROWTH STOCK(1)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/UBS GROWTH & INCOME(1)

EQ/WELLINGTON ENERGY(2)

FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)

FIDELITY® VIP MID CAP PORTFOLIO(1)

INVESCO OPPENHEIMER V.I. MAIN STREET FUND(1)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)

INVESCO V.I. HIGH YIELD FUND(1)

INVESCO V.I. MID CAP CORE EQUITY FUND(1)

INVESCO V.I. SMALL CAP EQUITY FUND(1)

FSA-2

IVY VIP HIGH INCOME(1)

IVY VIP SMALL CAP GROWTH(1)

MFS® INVESTORS TRUST SERIES(1)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)

MULTIMANAGER AGGRESSIVE EQUITY(1)

MULTIMANAGER CORE BOND(1)

MULTIMANAGER MID CAP GROWTH(1)

MULTIMANAGER MID CAP VALUE(1)

MULTIMANAGER TECHNOLOGY(1)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)

TARGET 2015 ALLOCATION(1)

TARGET 2025 ALLOCATION(1)

TARGET 2035 ALLOCATION(1)

TARGET 2045 ALLOCATION(1)

TARGET 2055 ALLOCATION(1)

TEMPLETON GLOBAL BOND VIP FUND(1)

VANECK VIP GLOBAL HARD ASSETS FUND(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company since 1993.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$222,264	$13,639,009	$13,479,793	$112,175,487	$15,865,770	$1,132,746,409
Receivable for shares of the Portfolios sold	—	—	—	97,588	—	—
Receivable for policy-related transactions	200	37,533	14,861	—	2,024	336,711

Total assets	222,464	13,676,542	13,494,654	112,273,075	15,867,794	1,133,083,120

Liabilities:
Payable for shares of the Portfolios purchased	192	37,533	14,784	—	2,023	336,711
Payable for policy-related transactions	—	—	—	97,588	—	—

Total liabilities	192	37,533	14,784	97,588	2,023	336,711

Net Assets	$222,272	$13,639,009	$13,479,870	$112,175,487	$15,865,771	$1,132,746,409

Net Assets:
Accumulation unit values	$222,272	$13,636,588	$13,479,870	$112,168,294	$15,853,829	$1,132,718,768
Retained by AXA Equitable in Separate Account A	—	2,421	—	7,193	11,942	27,641

Total Net Assets	$222,272	$13,639,009	$13,479,870	$112,175,487	$15,865,771	$1,132,746,409

Investments in shares of the Portfolios, at cost	$214,682	$13,169,606	$13,372,676	$128,980,626	$16,804,641	$1,078,054,401

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Assets:
Investments in shares of the Portfolios, at fair value	$21,365,452	$76,812	$356,150	$5,908,351	$5,482,286	$66,696,218
Receivable for shares of the Portfolios sold	—	3	12	—	—	—
Receivable for policy-related transactions	4,926	—	—	21,995	25,492	104,791

Total assets	21,370,378	76,815	356,162	5,930,346	5,507,778	66,801,009

Liabilities:
Payable for shares of the Portfolios purchased	4,926	—	—	21,995	25,475	104,789
Payable for policy-related transactions	—	1	—	—	—	—

Total liabilities	4,926	1	—	21,995	25,475	104,789

Net Assets	$21,365,452	$76,814	$356,162	$5,908,351	$5,482,303	$66,696,220

Net Assets:
Accumulation unit values	$21,365,185	$76,814	$356,162	$5,899,234	$5,482,303	$66,663,256
Retained by AXA Equitable in Separate Account A	267	—	—	9,117	—	32,964

Total Net Assets	$21,365,452	$76,814	$356,162	$5,908,351	$5,482,303	$66,696,220

Investments in shares of the Portfolios, at cost	$21,551,521	$76,171	$342,933	$5,898,084	$5,027,755	$56,720,374

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CHARTERSM MODERATE*	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$88,902,283	$59,762,395	$484,528	$78,276,446	$55,037,801	$110,582,500
Receivable for shares of the Portfolios sold	252,458	—	—	—	—	19,067
Receivable for policy-related transactions	—	42,703	1,081	6,934	17,846	—

Total assets	89,154,741	59,805,098	485,609	78,283,380	55,055,647	110,601,567

Liabilities:
Payable for shares of the Portfolios purchased	—	42,640	1,066	6,934	17,846	—
Payable for policy-related transactions	252,459	—	—	—	—	19,063

Total liabilities	252,459	42,640	1,066	6,934	17,846	19,063

Net Assets	$88,902,282	$59,762,458	$484,543	$78,276,446	$55,037,801	$110,582,504

Net Assets:
Accumulation unit values	$88,902,100	$59,762,458	$484,543	$77,991,568	$54,750,924	$110,347,327
Contracts in payout (annuitization) period	—	—	—	226,999	—	—
Retained by AXA Equitable in Separate Account A	182	—	—	57,879	286,877	235,177

Total Net Assets	$88,902,282	$59,762,458	$484,543	$78,276,446	$55,037,801	$110,582,504

Investments in shares of the Portfolios, at cost	$83,911,606	$58,547,427	$473,484	$82,042,708	$51,654,630	$87,434,322

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983
Receivable for shares of the Portfolios sold	7,119	—	—	—	—
Receivable for policy-related transactions	—	26,537	8,839	5,695	104,725

Total assets	20,450,798	36,055,966	9,650,732	19,015,862	423,085,708

Liabilities:
Payable for shares of the Portfolios purchased	—	26,537	8,839	5,695	104,725
Payable for policy related transactions	7,119	—	—	—	—

Total liabilities	7,119	26,537	8,839	5,695	104,725

Net Assets	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983

Net Assets:
Accumulation unit values	$20,441,737	$36,023,247	$9,641,200	$19,009,898	$420,542,743
Contracts in payout (annuitization) period	—	—	—	—	2,281,923
Retained by AXA Equitable in Separate Account A	1,942	6,182	693	269	156,317

Total Net Assets	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983

Investments in shares of the Portfolios, at cost	$20,308,847	$30,528,452	$9,512,805	$17,645,364	$420,186,148

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$792,955,034	$120,131,746	$133,520,882	$831,523,809	$246,665,579	$162,231,315
Receivable for shares of the Portfolios sold	18,793	—	—	—	—	5,056
Receivable for policy-related transactions	—	106,372	13,887	83,216	14,443	—

Total assets	792,973,827	120,238,118	133,534,769	831,607,025	246,680,022	162,236,371

Liabilities:
Payable for shares of the Portfolios purchased	—	106,372	13,887	83,209	14,438	—
Payable for policy-related transactions	18,792	—	—	—	—	5,056

Total liabilities	18,792	106,372	13,887	83,209	14,438	5,056

Net Assets	$792,955,035	$120,131,746	$133,520,882	$831,523,816	$246,665,584	$162,231,315

Net Assets:
Accumulation unit values	$792,936,405	$120,131,734	$133,517,591	$831,501,347	$246,604,046	$162,168,783
Retained by AXA Equitable in Separate Account A	18,630	12	3,291	22,469	61,538	62,532

Total Net Assets	$792,955,035	$120,131,746	$133,520,882	$831,523,816	$246,665,584	$162,231,315

Investments in shares of the Portfolios, at cost	$774,148,190	$107,426,494	$119,508,734	$762,634,478	$195,216,625	$140,131,434

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$28,399,524	$2,476,776,262	$102,820,860	$35,471,180	$10,581,235	$221,123,391
Receivable for shares of the Portfolios sold	—	1,210,875	—	—	—	149,296
Receivable for policy-related transactions	7,729	—	6,727	3,143	2,592	—

Total assets	28,407,253	2,477,987,137	102,827,587	35,474,323	10,583,827	221,272,687

Liabilities:
Payable for shares of the Portfolios purchased	7,729	—	7,576	3,143	2,575	—
Payable for policy-related transactions	—	1,209,263	—	—	—	149,296

Total liabilities	7,729	1,209,263	7,576	3,143	2,575	149,296

Net Assets	$28,399,524	$2,476,777,874	$102,820,011	$35,471,180	$10,581,252	$221,123,391

Net Assets:
Accumulation unit values	$28,392,980	$2,464,838,750	$102,816,039	$35,470,215	$10,581,252	$221,097,445
Contracts in payout (annuitization) period	—	11,530,717	—	—	—	—
Retained by AXA Equitable in Separate Account A	6,544	408,407	3,972	965	—	25,946

Total Net Assets	$28,399,524	$2,476,777,874	$102,820,011	$35,471,180	$10,581,252	$221,123,391

Investments in shares of the Portfolios, at cost	$30,271,664	$1,563,087,058	$103,453,324	$33,287,511	$10,283,911	$223,066,375

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,329
Receivable for shares of the Portfolios sold	—	—	—	9,283	—	—
Receivable for policy-related transactions	3,631	9,327	1,086,018	—	10,678	1,713

Total assets	122,896,508	17,896,164	2,098,288,809	503,317,821	90,217,946	10,964,042

Liabilities:
Payable for shares of the Portfolios purchased	3,631	9,327	1,086,018	—	10,678	1,635
Payable for policy related transactions	—	—	—	9,283	—	—

Total liabilities	3,631	9,327	1,086,018	9,283	10,678	1,635

Net Assets	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,407

Net Assets:
Accumulation unit values	$122,882,227	$17,886,766	$2,093,064,090	$503,296,363	$90,193,799	$10,962,407
Contracts in payout (annunitization) period	—	—	4,007,981	—	—	—
Retained by AXA Equitable in Separate Account A	10,650	71	130,720	12,175	13,469	—

Total Net Assets	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,407

Investments in shares of the Portfolios, at cost	$121,546,811	$17,169,827	$1,514,155,558	$438,981,839	$85,590,473	$9,855,049

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,526
Receivable for shares of the Portfolios sold	—	—	—	76,097	3,642	44
Receivable for policy-related transactions	4,288	44,504	6,360	—	—	—

Total assets	20,383,106	75,384,120	48,570,275	387,085,120	64,510,864	1,418,570

Liabilities:
Payable for shares of the Portfolios purchased	4,288	44,504	6,360	—	—	—
Payable for policy-related transactions	—	—	—	76,097	3,642	10

Total liabilities	4,288	44,504	6,360	76,097	3,642	10

Net Assets	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,560

Net Assets:
Accumulation unit values	$20,378,760	$75,309,857	$48,551,527	$386,965,765	$64,506,493	$1,418,560
Retained by AXA Equitable in Separate Account A	58	29,759	12,388	43,258	729	—

Total Net Assets	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,560

Investments in shares of the Portfolios, at cost	$20,582,245	$80,359,739	$47,861,006	$318,717,118	$56,339,223	$975,443

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQINTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$49,878,738	$169,557,204	$378,992,605	$14,287,215	$176,878,495	$126,414,465
Receivable for shares of the Portfolios sold	28,885	28,287	37,448	—	8,088	45,130
Receivable for policy-related transactions	—	—	—	7,906	—	—

Total assets	49,907,623	169,585,491	379,030,053	14,295,121	176,886,583	126,459,595

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	7,907	—	—
Payable for policy-related transactions	28,855	28,287	37,448	—	8,088	45,130

Total liabilities	28,855	28,287	37,448	7,907	8,088	45,130

Net Assets	$49,878,768	$169,557,204	$378,992,605	$14,287,214	$176,878,495	$126,414,465

Net Assets:
Accumulation unit values	$49,586,739	$169,538,717	$377,614,353	$14,285,021	$176,861,891	$126,390,600
Contracts in payout (annuitization) period	181,509	—	1,222,831	—	—	—
Retained by AXA Equitable in Separate Account A	110,520	18,487	155,421	2,193	16,604	23,865

Total Net Assets	$49,878,768	$169,557,204	$378,992,605	$14,287,214	$176,878,495	$126,414,465

Investments in shares of the Portfolios, at cost	$49,138,428	$149,156,558	$358,035,389	$13,317,397	$157,258,029	$109,340,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$102,225,756	$96,710,565	$405,013,516	$202,872,913	$35,768,100	$381,210,376
Receivable for shares of the Portfolios sold	—	—	—	—	11,736	—
Receivable for policy-related transactions	16,484	21,275	93,676	171,837	—	152,082

Total assets	102,242,240	96,731,840	405,107,192	203,044,750	35,779,836	381,362,458

Liabilities:
Payable for shares of the Portfolios purchased	16,483	21,275	93,580	171,837	—	152,082
Payable for policy-related transactions	—	—	—	—	11,736	—

Total liabilities	16,483	21,275	93,580	171,837	11,736	152,082

Net Assets	$102,225,757	$96,710,565	$405,013,612	$202,872,913	$35,768,100	$381,210,376

Net Assets:
Accumulation unit values	$102,224,067	$96,708,537	$405,013,612	$202,819,220	$35,755,116	$381,171,087
Retained by AXA Equitable in Separate Account A	1,690	2,028	—	53,693	12,984	39,289

Total Net Assets	$102,225,757	$96,710,565	$405,013,612	$202,872,913	$35,768,100	$381,210,376

Investments in shares of the Portfolios, at cost	$95,148,896	$83,913,349	$343,075,661	$198,536,779	$30,919,687	$318,526,724

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$826,385,903	$114,170,855	$845,247,055	$256,993,827	$105,146,439	$203,170,459
Receivable for shares of the Portfolios sold	111,253	—	55,137	—	6,617	—
Receivable for policy-related transactions	—	37,289	—	87,633	—	73,951

Total assets	826,497,156	114,208,144	845,302,192	257,081,460	105,153,056	203,244,410

Liabilities:
Payable for shares of the Portfolios purchased	—	37,289	—	87,632	—	73,951
Payable for policy-related transactions	111,254	—	55,132	—	6,616	—

Total liabilities	111,254	37,289	55,132	87,632	6,616	73,951

Net Assets	$826,385,902	$114,170,855	$845,247,060	$256,993,828	$105,146,440	$203,170,459

Net Assets:
Accumulation unit values	$826,310,951	$114,168,367	$841,954,754	$256,973,679	$105,138,637	$203,156,583
Contracts in payout (annuitization) period	—	—	2,797,182	—	—	—
Retained by AXA Equitable in Separate Account A	74,951	2,488	495,124	20,149	7,803	13,876

Total Net Assets	$826,385,902	$114,170,855	$845,247,060	$256,993,828	$105,146,440	$203,170,459

Investments in shares of the Portfolios, at cost	$590,731,544	$108,548,745	$638,168,167	$230,738,608	$90,832,246	$184,122,670

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*

Assets:
Investments in shares of the Portfolios, at fair value	$609,028,254	$216,515,476	$223,102,474	$133,640,642	$762,502,051	$489,614,627
Receivable for shares of the Portfolios sold	—	100,378	—	—	—	19,536
Receivable for policy-related transactions	258,155	—	155,482	4,537	215,159	—

Total assets	609,286,409	216,615,854	223,257,956	133,645,179	762,717,210	489,634,163

Liabilities:
Payable for shares of the Portfolios purchased	258,155	—	155,482	4,538	215,159	—
Payable for policy-related transactions	—	100,378	—	—	—	19,533

Total liabilities	258,155	100,378	155,482	4,538	215,159	19,533

Net Assets	$609,028,254	$216,515,476	$223,102,474	$133,640,641	$762,502,051	$489,614,630

Net Assets:
Accumulation unit values	$609,023,791	$216,513,577	$223,096,170	$133,640,563	$762,495,104	$489,607,599
Retained by AXA Equitable in Separate Account A	4,463	1,899	6,304	78	6,947	7,031

Total Net Assets	$609,028,254	$216,515,476	$223,102,474	$133,640,641	$762,502,051	$489,614,630

Investments in shares of the Portfolios, at cost	$518,792,950	$179,269,737	$187,244,124	$116,928,414	$719,711,369	$411,314,917

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$1,646,755,824	$93,139,638	$1,255,966,251	$69,306,475	$235,056,775	$46,554,451
Receivable for shares of the Portfolios sold	—	—	226,896	—	—	—
Receivable for policy-related transactions	425,220	106,607	—	1,290,548	147,034	64,340

Total assets	1,647,181,044	93,246,245	1,256,193,147	70,597,023	235,203,809	46,618,791

Liabilities:
Payable for shares of the Portfolios purchased	349,246	106,607	—	1,290,494	147,034	63,912
Payable for policy-related transactions	—	—	226,897	—	—	—

Total liabilities	349,246	106,607	226,897	1,290,494	147,034	63,912

Net Assets	$1,646,831,798	$93,139,638	$1,255,966,250	$69,306,529	$235,056,775	$46,554,879

Net Assets:
Accumulation unit values	$1,641,746,048	$93,128,856	$1,255,927,500	$68,990,362	$235,054,569	$46,554,879
Contracts in payout (annuitization) period	4,869,926	—	—	215,359	—	—
Retained by AXA Equitable in Separate Account A	215,824	10,782	38,750	100,808	2,206	—

Total Net Assets	$1,646,831,798	$93,139,638	$1,255,966,250	$69,306,529	$235,056,775	$46,554,879

Investments in shares of the Portfolios, at cost	$1,668,967,264	$86,779,499	$1,251,821,554	$69,309,824	$188,036,943	$46,339,955

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*
Assets:
Investments in shares of the Portfolios, at fair value	$75,634,598	$73,446,943	$349,031,671	$875,453,558	$49,701,757	$43,723,280
Receivable for policy-related transactions	5,724	4,514	74,221	198,985	6,045	13,007

Total assets	75,640,322	73,451,457	349,105,892	875,652,543	49,707,802	43,736,287

Liabilities:
Payable for shares of the Portfolios purchased	5,724	4,513	74,221	198,985	6,045	13,007

Total liabilities	5,724	4,513	74,221	198,985	6,045	13,007

Net Assets	$75,634,598	$73,446,944	$349,031,671	$875,453,558	$49,701,757	$43,723,280

Net Assets:
Accumulation unit values	$75,621,566	$72,991,142	$348,865,593	$875,449,334	$49,684,098	$43,722,300
Contracts in payout (annuitization) period	—	336,064	—	—	—	—
Retained by AXA Equitable in Separate Account A	13,032	119,738	166,078	4,224	17,659	980

Total Net Assets	$75,634,598	$73,446,944	$349,031,671	$875,453,558	$49,701,757	$43,723,280

Investments in shares of the Portfolios, at cost	$76,092,587	$74,807,318	$355,854,770	$714,860,899	$49,606,289	$40,058,093

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND
Assets:
Investments in shares of the Portfolios, at fair value	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,889	$50,138,707
Receivable for policy-related transactions	10,558	42,424	61,089	6,421	37,904	45,487

Total assets	41,518,159	17,500,469	69,360,095	9,442,292	64,925,793	50,184,194

Liabilities:
Payable for shares of the Portfolios purchased	10,558	42,424	61,089	6,421	37,901	45,487

Total liabilities	10,558	42,424	61,089	6,421	37,901	45,487

Net Assets	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,892	$50,138,707

Net Assets:
Accumulation unit values	$41,502,295	$17,455,619	$69,298,414	$9,435,625	$64,882,563	$50,137,502
Retained by AXA Equitable in Separate Account A	5,306	2,426	592	246	5,329	1,205

Total Net Assets	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,892	$50,138,707

Investments in shares of the Portfolios, at cost	$53,828,171	$15,954,577	$69,849,351	$9,332,311	$62,897,213	$50,227,060

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$24,965,725	$10,957,573	$273,892,694	$42,033,405	$23,196,248	$34,476,940
Receivable for policy-related transactions	12,156	3,161	129,299	32,385	34,635	42,092

Total assets	24,977,881	10,960,734	274,021,993	42,065,790	23,230,883	34,519,032

Liabilities:
Payable for shares of the Portfolios purchased	12,156	3,161	129,300	32,385	34,635	42,092

Total liabilities	12,156	3,161	129,300	32,385	34,635	42,092

Net Assets	$24,965,725	$10,957,573	$273,892,693	$42,033,405	$23,196,248	$34,476,940

Net Assets:
Accumulation unit values	$24,962,331	$10,954,487	$273,892,685	$42,024,314	$23,194,860	$34,475,403
Retained by AXA Equitable in Separate Account A	3,394	3,086	8	9,091	1,388	1,537

Total Net Assets	$24,965,725	$10,957,573	$273,892,693	$42,033,405	$23,196,248	$34,476,940

Investments in shares of the Portfolios, at cost	$26,185,439	$11,549,968	$276,156,321	$46,262,665	$20,262,199	$29,063,946

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$711,189,177	$112,076,910	$87,875,780	$50,712,670	$249,387,520	$9,015,525
Receivable for shares of the Portfolios sold	200,288	—	82,171	4,544	383,769	—
Receivable for policy-related transactions	—	21,343	—	—	—	7,394

Total assets	711,389,465	112,098,253	87,957,951	50,717,214	249,771,289	9,022,919

Liabilities:
Payable for shares of the Portfolios purchased	—	21,339	—	—	—	7,310
Payable for policy-related transactions	130,649	—	82,172	4,545	383,769	—

Total liabilities	130,649	21,339	82,172	4,545	383,769	7,310

Net Assets	$711,258,816	$112,076,914	$87,875,779	$50,712,669	$249,387,520	$9,015,609

Net Assets:
Accumulation unit values	$710,056,328	$112,044,973	$87,850,357	$50,680,470	$249,266,401	$9,011,506
Contracts in payout (annuitization) period	1,056,558	—	—	—	—	—
Retained by AXA Equitable in Separate Account A	145,930	31,941	25,422	32,199	121,119	4,103

Total Net Assets	$711,258,816	$112,076,914	$87,875,779	$50,712,669	$249,387,520	$9,015,609

Investments in shares of the Portfolios, at cost	$438,106,538	$110,977,521	$82,727,854	$44,972,055	$210,901,680	$9,722,094

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$18,947,114	$91,276,660	$113,879,188	$96,757,004	$26,753,645	$74,250,014	$20,621,690
Receivable for shares of the Portfolios sold	2,750	—	—	—	—	—	—
Receivable for policy-related transactions	—	71,369	69,001	67,476	42,171	37,432	6,554

Total assets	18,949,864	91,348,029	113,948,189	96,824,480	26,795,816	74,287,446	20,628,244

Liabilities:
Payable for shares of the Portfolios purchased	—	71,370	69,001	67,476	42,172	37,432	6,554
Payable for policy related transactions	2,750	—	—	—	—	—	—

Total liabilities	2,750	71,370	69,001	67,476	42,172	37,432	6,554

Net Assets	$18,947,114	$91,276,659	$113,879,188	$96,757,004	$26,753,644	$74,250,014	$20,621,690

Net Assets:
Accumulation unit values	$18,931,508	$91,271,858	$113,858,663	$96,750,961	$26,753,557	$74,249,951	$20,621,408
Retained by AXA Equitable in Separate Account A	15,606	4,801	20,525	6,043	87	63	282

Total Net Assets	$18,947,114	$91,276,659	$113,879,188	$96,757,004	$26,753,644	$74,250,014	$20,621,690

Investments in shares of the Portfolios, at cost	$19,358,054	$84,071,452	$100,219,790	$83,234,544	$23,885,143	$75,632,485	$22,983,158

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	18,819

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,148,112

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	1,330,670

1290 VT EQUITY INCOME	IB	25,018,887

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,316,076

1290 VT GAMCO SMALL COMPANY VALUE	IB	18,910,296

1290 VT HIGH YIELD BOND	IB	2,225,577

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	6,006

1290 VT MICRO CAP	IB	33,941

1290 VT SMALL CAP VALUE	IB	556,430

1290 VT SMARTBETA EQUITY	IB	380,231

1290 VT SOCIALLY RESPONSIBLE	IB	4,779,355

ALL ASSET GROWTH-ALT 20	IB	4,250,368

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	5,432,945

CHARTERSM MODERATE	B	44,866

CHARTERSM MULTI-SECTOR BOND	A	13,598,976
CHARTERSM MULTI-SECTOR BOND	B	6,598,797

CHARTERSM SMALL CAP GROWTH	B	3,890,146
CHARTERSM SMALL CAP VALUE	B	6,102,214

EQ/400 MANAGED VOLATILITY	IB	939,015

EQ/500 MANAGED VOLATILITY	IB	1,321,677

EQ/2000 MANAGED VOLATILITY	IB	467,314

EQ/AB DYNAMIC MODERATE GROWTH	IB	1,420,642

EQ/AB SMALL CAP GROWTH	IA	17,593,481
EQ/AB SMALL CAP GROWTH	IB	6,161,209

EQ/AGGRESSIVE ALLOCATION	B	68,945,755

EQ/AMERICAN CENTURY MID CAP VALUE	IB	5,197,914

EQ/BALANCED STRATEGY	IA	4,903
EQ/BALANCED STRATEGY	IB	8,306,075

EQ/BLACKROCK BASIC VALUE EQUITY	IB	35,337,621

EQ/CAPITAL GUARDIAN RESEARCH	IB	9,408,762

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	12,463,398

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	3,885,032

EQ/COMMON STOCK INDEX	IA	61,383,236
EQ/COMMON STOCK INDEX	IB	6,194,639

EQ/CONSERVATIVE ALLOCATION	B	10,923,100

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,391,642

EQ/CONSERVATIVE STRATEGY	IB	856,305

EQ/CONSERVATIVE-PLUS ALLOCATION	B	22,701,279

The accompanying notes are an integral part of these financial statements.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/CORE BOND INDEX	IB	12,169,056

EQ/EMERGING MARKETS EQUITY PLUS	IB	1,784,779

EQ/EQUITY 500 INDEX	IA	25,964,995
EQ/EQUITY 500 INDEX	IB	15,215,725

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	12,625,143

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	8,034,130

EQ/FRANKLIN RISING DIVIDENDS	IB	342,685

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	1,306,511

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	8,282,008

EQ/GLOBAL BOND PLUS	IB	5,254,149

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	21,626,151

EQ/GOLDMAN SACHS MID CAP VALUE	IB	3,341,377

EQ/GROWTH STRATEGY	IA	73,449

EQ/INTERMEDIATE GOVERNMENT BOND	IA	3,690,577
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,118,765

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	15,191,737

EQ/INTERNATIONAL EQUITY INDEX	IA	34,076,674
EQ/INTERNATIONAL EQUITY INDEX	IB	4,415,787

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,044,719

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	13,165,518

EQ/INVESCO COMSTOCK	IB	7,062,951

EQ/INVESCO GLOBAL REAL ESTATE	IB	6,107,859

EQ/INVESCO INTERNATIONAL GROWTH	IB	2,393,740

EQ/JANUS ENTERPRISE	IB	19,197,971

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	10,832,104

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,175,679

EQ/LARGE CAP GROWTH INDEX	IB	23,644,641

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	23,646,625

EQ/LARGE CAP VALUE INDEX	IB	12,451,435

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	41,074,302
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5,119,437

EQ/LAZARD EMERGING MARKETS EQUITY	IB	11,683,940

EQ/LOOMIS SAYLES GROWTH	IB	11,296,900

EQ/MFS INTERNATIONAL GROWTH	IB	24,648,292
EQ/MFS INTERNATIONAL VALUE	IB	19,857,839

EQ/MFS MID CAP FOCUSED GROWTH	IB	14,411,080

EQ/MFS TECHNOLOGY	IB	9,979,163

EQ/MFS UTILITIES SERIES	IB	3,845,940

EQ/MID CAP INDEX	IB	52,926,146

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	30,036,401
EQ/MODERATE ALLOCATION	A	77,704,841

The accompanying notes are an integral part of these financial statements.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/MODERATE ALLOCATION	B	39,737,104

EQ/MODERATE GROWTH STRATEGY	IB	5,244,076

EQ/MODERATE-PLUS ALLOCATION	B	113,245,976

EQ/MONEY MARKET	IA	38,486,943
EQ/MONEY MARKET	IB	30,799,327

EQ/OPPENHEIMER GLOBAL	IB	10,908,558

EQ/PIMCO GLOBAL REAL RETURN	IB	4,711,232

EQ/PIMCO ULTRA SHORT BOND	IA	10,966
EQ/PIMCO ULTRA SHORT BOND	IB	7,657,569

EQ/QUALITY BOND PLUS	IA	6,273,852
EQ/QUALITY BOND PLUS	IB	2,203,130

EQ/SMALL COMPANY INDEX	IB	31,786,583

EQ/T. ROWE PRICE GROWTH STOCK	IB	16,180,866

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	4,195,636

EQ/UBS GROWTH & INCOME	IB	4,278,012

EQ/WELLINGTON ENERGY	IB	10,761,545

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	755,760

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,182,646

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	324,815

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,400,588

INVESCO V.I. HIGH YIELD FUND	SERIES II	9,354,236

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	2,101,492

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	660,095

IVY VIP HIGH INCOME	CLASS II	78,958,918

IVY VIP SMALL CAP GROWTH	CLASS II	4,790,132

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	707,850

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	1,548,134

MULTIMANAGER AGGRESSIVE EQUITY	IA	10,184,716
MULTIMANAGER AGGRESSIVE EQUITY	IB	486,741

MULTIMANAGER CORE BOND	IB	11,219,972

MULTIMANAGER MID CAP GROWTH	IB	9,029,370

MULTIMANAGER MID CAP VALUE	IB	3,393,756

MULTIMANAGER TECHNOLOGY	IB	8,417,669

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,389,141

TARGET 2015 ALLOCATION	B	2,179,160

TARGET 2025 ALLOCATION	B	7,898,427

TARGET 2035 ALLOCATION	B	9,092,343

TARGET 2045 ALLOCATION	B	7,607,437

TARGET 2055 ALLOCATION	B	2,118,071

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	4,649,343

The accompanying notes are an integral part of these financial statements.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class **	Portfolio Shares Held
VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	1,129,337

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$115.76	—
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$115.69	2

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.50%	IB	$134.93	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.70%	IB	$133.13	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.80%	IB	$132.24	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$131.36	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.95%	IB	$130.92	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.00%	IB	$130.48	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.10%	IB	$129.61	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.20%	IB	$128.74	59
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.25%	IB	$128.31	10
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.34%	IB	$127.53	30
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.45%	IB	$126.59	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.50%	IB	$112.11	8
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.70%	IB	$111.07	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.80%	IB	$110.55	4
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.90%	IB	$110.04	6
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$109.53	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$109.01	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$108.50	89
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$108.25	12

1290 VT EQUITY INCOME	0.50%	IB	$262.74	28
1290 VT EQUITY INCOME	0.70%	IB	$254.80	3
1290 VT EQUITY INCOME	0.80%	IB	$367.51	1
1290 VT EQUITY INCOME	0.90%	IB	$247.11	20
1290 VT EQUITY INCOME	0.95%	IB	$245.22	11
1290 VT EQUITY INCOME	1.00%	IB	$243.35	—
1290 VT EQUITY INCOME	1.10%	IB	$239.63	6
1290 VT EQUITY INCOME	1.20%	IB	$235.96	118
1290 VT EQUITY INCOME	1.25%	IB	$168.54	23
1290 VT EQUITY INCOME	1.30%	IB	$189.59	3
1290 VT EQUITY INCOME	1.34%	IB	$230.93	270
1290 VT EQUITY INCOME	1.35%	IB	$230.57	—
1290 VT EQUITY INCOME	1.45%	IB	$227.03	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$183.63	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.70%	IB	$178.29	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$173.10	6
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	IB	$171.82	6
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$168.05	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$165.56	5

The accompanying notes are an integral part of these financial statements.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$132.12	11
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$143.61	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$162.09	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$162.16	66
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$161.92	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.45%	IB	$159.53	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$145.12	8
1290 VT GAMCO SMALL COMPANY VALUE	0.40%	IB	$211.58	10
1290 VT GAMCO SMALL COMPANY VALUE	0.50%	IB	$425.09	20
1290 VT GAMCO SMALL COMPANY VALUE	0.70%	IB	$412.25	14
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$479.41	11
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$399.80	148
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	IB	$396.74	27
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$393.72	5
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$387.70	38
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$381.76	1,221
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$242.33	216
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$285.99	7
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	IB	$373.62	1,346
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$373.04	1
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	IB	$367.32	1

1290 VT HIGH YIELD BOND	0.50%	IB	$128.20	3
1290 VT HIGH YIELD BOND	0.70%	IB	$126.49	1
1290 VT HIGH YIELD BOND	0.80%	IB	$125.65	1
1290 VT HIGH YIELD BOND	0.90%	IB	$124.81	4
1290 VT HIGH YIELD BOND	0.95%	IB	$124.39	3
1290 VT HIGH YIELD BOND	1.00%	IB	$123.98	—
1290 VT HIGH YIELD BOND	1.10%	IB	$123.15	3
1290 VT HIGH YIELD BOND	1.20%	IB	$122.32	98
1290 VT HIGH YIELD BOND	1.25%	IB	$121.91	22
1290 VT HIGH YIELD BOND	1.34%	IB	$121.17	41

1290 VT LOW VOLATILITY GLOBAL EQUITY	1.25%	IB	$114.17	1

1290 VT MICRO CAP	1.25%	IB	$112.13	3

1290 VT SMALL CAP VALUE	0.50%	IB	$134.23	9
1290 VT SMALL CAP VALUE	0.70%	IB	$132.98	—
1290 VT SMALL CAP VALUE	0.80%	IB	$132.36	—
1290 VT SMALL CAP VALUE	0.90%	IB	$131.75	2
1290 VT SMALL CAP VALUE	1.00%	IB	$131.13	—
1290 VT SMALL CAP VALUE	1.10%	IB	$130.52	—
1290 VT SMALL CAP VALUE	1.20%	IB	$129.91	30
1290 VT SMALL CAP VALUE	1.25%	IB	$129.60	3

1290 VT SMARTBETA EQUITY	0.50%	IB	$144.58	1
1290 VT SMARTBETA EQUITY	0.80%	IB	$142.57	1
1290 VT SMARTBETA EQUITY	0.90%	IB	$141.90	3
1290 VT SMARTBETA EQUITY	1.00%	IB	$141.24	—
1290 VT SMARTBETA EQUITY	1.10%	IB	$140.58	—
1290 VT SMARTBETA EQUITY	1.20%	IB	$139.92	30
1290 VT SMARTBETA EQUITY	1.25%	IB	$139.60	4

The accompanying notes are an integral part of these financial statements.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$165.75	10
1290 VT SOCIALLY RESPONSIBLE	0.40%	IB	$249.39	4
1290 VT SOCIALLY RESPONSIBLE	0.50%	IB	$213.40	1
1290 VT SOCIALLY RESPONSIBLE	0.70%	IB	$231.82	1
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$449.73	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$222.49	10
1290 VT SOCIALLY RESPONSIBLE	0.95%	IB	$282.35	2
1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$217.97	—
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$213.52	3
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$209.15	98
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$208.67	4
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$229.12	—
1290 VT SOCIALLY RESPONSIBLE	1.34%	IB	$203.20	188
1290 VT SOCIALLY RESPONSIBLE	1.45%	IB	$257.44	—

ALL ASSET GROWTH-ALT 20	0.50%	IB	$194.20	2
ALL ASSET GROWTH-ALT 20	0.70%	IB	$190.21	2
ALL ASSET GROWTH-ALT 20	0.80%	IB	$188.25	2
ALL ASSET GROWTH-ALT 20	0.90%	IB	$186.30	16
ALL ASSET GROWTH-ALT 20	0.95%	IB	$185.34	5
ALL ASSET GROWTH-ALT 20	1.00%	IB	$184.38	3
ALL ASSET GROWTH-ALT 20	1.10%	IB	$182.47	7
ALL ASSET GROWTH-ALT 20	1.20%	IB	$180.57	297
ALL ASSET GROWTH-ALT 20	1.25%	IB	$179.63	12
ALL ASSET GROWTH-ALT 20	1.34%	IB	$177.95	147
ALL ASSET GROWTH-ALT 20	1.45%	IB	$175.92	—

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.50%	CLASS 4	$113.24	18
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.70%	CLASS 4	$111.73	6
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.80%	CLASS 4	$110.99	4
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.90%	CLASS 4	$110.25	25
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.95%	CLASS 4	$109.88	28
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.00%	CLASS 4	$109.51	1
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.10%	CLASS 4	$108.78	16
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.20%	CLASS 4	$108.05	284
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.25%	CLASS 4	$107.69	62
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.34%	CLASS 4	$107.04	108
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.45%	CLASS 4	$106.24	—

CHARTERSM MODERATE	0.50%	B	$114.33	—
CHARTERSM MODERATE	0.80%	B	$113.41	—
CHARTERSM MODERATE	0.90%	B	$113.11	—
CHARTERSM MODERATE	1.10%	B	$112.50	—
CHARTERSM MODERATE	1.20%	B	$112.20	1
CHARTERSM MODERATE	1.25%	B	$112.05	3

CHARTERSM MULTI-SECTOR BOND	0.70%	A	$127.87	2
CHARTERSM MULTI-SECTOR BOND	0.90%	A	$163.67	21
CHARTERSM MULTI-SECTOR BOND	1.20%	A	$133.48	3
CHARTERSM MULTI-SECTOR BOND	1.34%	A	$174.49	274
CHARTERSM MULTI-SECTOR BOND	1.35%	A	$185.82	3
CHARTERSM MULTI-SECTOR BOND	1.45%	A	$101.07	—
CHARTERSM MULTI-SECTOR BOND	0.50%	B	$145.36	5
CHARTERSM MULTI-SECTOR BOND	0.70%	B	$133.74	—

The accompanying notes are an integral part of these financial statements.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
CHARTERSM MULTI-SECTOR BOND	0.80%	B	$136.84	—
CHARTERSM MULTI-SECTOR BOND	0.90%	B	$110.68	3
CHARTERSM MULTI-SECTOR BOND	0.95%	B	$127.06	40
CHARTERSM MULTI-SECTOR BOND	1.00%	B	$147.90	—
CHARTERSM MULTI-SECTOR BOND	1.10%	B	$123.20	13
CHARTERSM MULTI-SECTOR BOND	1.20%	B	$103.32	147
CHARTERSM MULTI-SECTOR BOND	1.25%	B	$95.99	23
CHARTERSM MULTI-SECTOR BOND	1.30%	B	$99.76	3

CHARTERSM SMALL CAP GROWTH	0.50%	B	$283.70	1
CHARTERSM SMALL CAP GROWTH	0.70%	B	$275.13	—
CHARTERSM SMALL CAP GROWTH	0.80%	B	$413.43	—
CHARTERSM SMALL CAP GROWTH	0.90%	B	$266.82	5
CHARTERSM SMALL CAP GROWTH	0.95%	B	$264.78	7
CHARTERSM SMALL CAP GROWTH	1.00%	B	$262.76	—
CHARTERSM SMALL CAP GROWTH	1.10%	B	$258.75	2
CHARTERSM SMALL CAP GROWTH	1.20%	B	$254.78	13
CHARTERSM SMALL CAP GROWTH	1.25%	B	$172.22	14
CHARTERSM SMALL CAP GROWTH	1.30%	B	$196.65	—
CHARTERSM SMALL CAP GROWTH+	1.34%	B	$247.90	9
CHARTERSM SMALL CAP GROWTH	1.34%	B	$249.35	170
CHARTERSM SMALL CAP GROWTH	1.35%	B	$248.96	—
CHARTERSM SMALL CAP GROWTH	1.45%	B	$245.14	—

CHARTERSM SMALL CAP VALUE	0.50%	B	$325.41	1
CHARTERSM SMALL CAP VALUE	0.70%	B	$332.03	1
CHARTERSM SMALL CAP VALUE	0.80%	B	$365.27	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$318.68	9
CHARTERSM SMALL CAP VALUE	0.95%	B	$248.91	15
CHARTERSM SMALL CAP VALUE	1.00%	B	$312.21	—
CHARTERSM SMALL CAP VALUE	1.10%	B	$305.84	1
CHARTERSM SMALL CAP VALUE	1.20%	B	$299.59	21
CHARTERSM SMALL CAP VALUE	1.25%	B	$134.72	3
CHARTERSM SMALL CAP VALUE	1.30%	B	$146.69	—
CHARTERSM SMALL CAP VALUE+	1.34%	B	$288.80	12
CHARTERSM SMALL CAP VALUE	1.34%	B	$291.07	319
CHARTERSM SMALL CAP VALUE	1.35%	B	$290.46	—
CHARTERSM SMALL CAP VALUE	1.45%	B	$223.09	—

EQ/400 MANAGED VOLATILITY	0.40%	IB	$214.11	5
EQ/400 MANAGED VOLATILITY	0.50%	IB	$228.43	—
EQ/400 MANAGED VOLATILITY	0.70%	IB	$252.58	—
EQ/400 MANAGED VOLATILITY	0.80%	IB	$221.83	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$219.68	2
EQ/400 MANAGED VOLATILITY	0.90%	IB	$247.88	3
EQ/400 MANAGED VOLATILITY	0.95%	IB	$246.72	1
EQ/400 MANAGED VOLATILITY	1.00%	IB	$217.55	—
EQ/400 MANAGED VOLATILITY	1.10%	IB	$215.42	7
EQ/400 MANAGED VOLATILITY	1.20%	IB	$213.31	41
EQ/400 MANAGED VOLATILITY	1.20%	IB	$240.96	—
EQ/400 MANAGED VOLATILITY	1.25%	IB	$239.83	3
EQ/400 MANAGED VOLATILITY	1.34%	IB	$237.80	29
EQ/400 MANAGED VOLATILITY	1.45%	IB	$178.32	—

The accompanying notes are an integral part of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/500 MANAGED VOLATILITY	0.50%	IB	$265.02	2
EQ/500 MANAGED VOLATILITY	0.70%	IB	$259.89	—
EQ/500 MANAGED VOLATILITY	0.70%	IB	$290.24	—
EQ/500 MANAGED VOLATILITY	0.80%	IB	$257.37	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$254.87	4
EQ/500 MANAGED VOLATILITY	0.90%	IB	$284.84	4
EQ/500 MANAGED VOLATILITY	0.95%	IB	$283.50	1
EQ/500 MANAGED VOLATILITY	1.00%	IB	$252.39	—
EQ/500 MANAGED VOLATILITY	1.10%	IB	$249.93	9
EQ/500 MANAGED VOLATILITY	1.20%	IB	$247.48	62
EQ/500 MANAGED VOLATILITY	1.20%	IB	$276.89	3
EQ/500 MANAGED VOLATILITY	1.25%	IB	$275.59	10
EQ/500 MANAGED VOLATILITY	1.34%	IB	$273.26	43

EQ/2000 MANAGED VOLATILITY	0.50%	IB	$212.31	2
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$208.20	—
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$245.37	—
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$206.18	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$204.17	1
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$240.80	2
EQ/2000 MANAGED VOLATILITY	0.95%	IB	$239.67	1
EQ/2000 MANAGED VOLATILITY	1.00%	IB	$202.19	—
EQ/2000 MANAGED VOLATILITY	1.10%	IB	$200.22	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$198.26	23
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$234.08	—
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$232.99	2
EQ/2000 MANAGED VOLATILITY	1.34%	IB	$231.01	14

EQ/AB DYNAMIC MODERATE GROWTH	0.50%	IB	$154.86	—
EQ/AB DYNAMIC MODERATE GROWTH	0.70%	IB	$152.50	1
EQ/AB DYNAMIC MODERATE GROWTH	0.80%	IB	$151.33	2
EQ/AB DYNAMIC MODERATE GROWTH	0.90%	IB	$150.17	4
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	IB	$149.59	2
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$149.02	2
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$147.87	9
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$146.73	70
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$146.16	16
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	IB	$145.15	24

EQ/AB SMALL CAP GROWTH	0.70%	IA	$430.75	4
EQ/AB SMALL CAP GROWTH	0.90%	IA	$529.86	18
EQ/AB SMALL CAP GROWTH	1.20%	IA	$494.64	8
EQ/AB SMALL CAP GROWTH	1.34%	IA	$479.01	631
EQ/AB SMALL CAP GROWTH	1.35%	IA	$477.90	3
EQ/AB SMALL CAP GROWTH	1.45%	IA	$343.05	1
EQ/AB SMALL CAP GROWTH	0.50%	IB	$285.43	24
EQ/AB SMALL CAP GROWTH	0.70%	IB	$462.72	—
EQ/AB SMALL CAP GROWTH	0.80%	IB	$506.24	2
EQ/AB SMALL CAP GROWTH	0.90%	IB	$374.73	5
EQ/AB SMALL CAP GROWTH	0.95%	IB	$439.59	26
EQ/AB SMALL CAP GROWTH	1.00%	IB	$474.78	—
EQ/AB SMALL CAP GROWTH	1.10%	IB	$426.25	5
EQ/AB SMALL CAP GROWTH	1.20%	IB	$350.28	179

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	1.25%	IB	$221.60	69
EQ/AB SMALL CAP GROWTH	1.30%	IB	$265.33	3

EQ/AGGRESSIVE ALLOCATION	0.50%	B	$270.19	46
EQ/AGGRESSIVE ALLOCATION	0.70%	B	$261.49	10
EQ/AGGRESSIVE ALLOCATION	0.80%	B	$314.85	8
EQ/AGGRESSIVE ALLOCATION	0.90%	B	$253.07	327
EQ/AGGRESSIVE ALLOCATION	0.95%	B	$251.01	63
EQ/AGGRESSIVE ALLOCATION	1.00%	B	$248.96	4
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$244.90	87
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$240.90	1,145
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$147.81	36
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$165.99	8
EQ/AGGRESSIVE ALLOCATION	1.34%	B	$235.42	1,579
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$235.03	1
EQ/AGGRESSIVE ALLOCATION	1.45%	B	$231.18	1

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$151.54	8
EQ/AMERICAN CENTURY MID CAP VALUE	0.50%	IB	$266.88	26
EQ/AMERICAN CENTURY MID CAP VALUE	0.70%	IB	$261.71	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$259.17	11
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$256.65	9
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$254.16	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$251.68	4
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$249.22	422
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$113.54	6

EQ/BALANCED STRATEGY	1.25%	IA	$161.30	—
EQ/BALANCED STRATEGY	0.50%	IB	$152.52	33
EQ/BALANCED STRATEGY	0.70%	IB	$150.19	1
EQ/BALANCED STRATEGY	0.80%	IB	$149.04	—
EQ/BALANCED STRATEGY	0.90%	IB	$147.89	8
EQ/BALANCED STRATEGY	0.95%	IB	$147.32	2
EQ/BALANCED STRATEGY	1.00%	IB	$146.76	1
EQ/BALANCED STRATEGY	1.10%	IB	$145.63	8
EQ/BALANCED STRATEGY	1.20%	IB	$144.50	106
EQ/BALANCED STRATEGY	1.25%	IB	$143.95	44
EQ/BALANCED STRATEGY	1.25%	IB	$172.76	82
EQ/BALANCED STRATEGY	1.30%	IB	$171.85	456
EQ/BALANCED STRATEGY	1.34%	IB	$142.95	79
EQ/BALANCED STRATEGY	1.45%	IB	$141.73	—

EQ/BLACKROCK BASIC VALUE EQUITY	0.50%	IB	$312.63	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.70%	IB	$382.57	10
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$355.68	6
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$357.95	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$366.38	83
EQ/BLACKROCK BASIC VALUE EQUITY	0.95%	IB	$302.80	42
EQ/BLACKROCK BASIC VALUE EQUITY	1.00%	IB	$358.54	2
EQ/BLACKROCK BASIC VALUE EQUITY	1.10%	IB	$350.83	23
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$340.67	772
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$343.27	75
EQ/BLACKROCK BASIC VALUE EQUITY	1.25%	IB	$165.45	205
EQ/BLACKROCK BASIC VALUE EQUITY	1.30%	IB	$186.99	5

The accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/BLACKROCK BASIC VALUE EQUITY	1.34%	IB	$431.20	1,018
EQ/BLACKROCK BASIC VALUE EQUITY	1.35%	IB	$332.25	1
EQ/BLACKROCK BASIC VALUE EQUITY	1.45%	IB	$322.66	1

EQ/CAPITAL GUARDIAN RESEARCH	0.70%	IB	$366.64	2
EQ/CAPITAL GUARDIAN RESEARCH	0.90%	IB	$351.90	12
EQ/CAPITAL GUARDIAN RESEARCH	0.95%	IB	$348.31	22
EQ/CAPITAL GUARDIAN RESEARCH	1.10%	IB	$337.73	2
EQ/CAPITAL GUARDIAN RESEARCH	1.20%	IB	$330.82	94
EQ/CAPITAL GUARDIAN RESEARCH	1.25%	IB	$231.19	184
EQ/CAPITAL GUARDIAN RESEARCH	1.30%	IB	$251.63	—
EQ/CAPITAL GUARDIAN RESEARCH	1.34%	IB	$321.42	496
EQ/CAPITAL GUARDIAN RESEARCH	1.35%	IB	$320.75	1
EQ/CAPITAL GUARDIAN RESEARCH	1.45%	IB	$314.19	1

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.70%	IB	$308.21	6
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$295.83	24
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.95%	IB	$292.80	21
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.10%	IB	$283.91	12
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.20%	IB	$278.10	43
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.25%	IB	$281.02	34
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$320.76	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.34%	IB	$270.20	450
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.35%	IB	$269.63	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.45%	IB	$264.12	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.50%	IB	$207.85	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.70%	IB	$202.35	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.80%	IB	$352.28	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.90%	IB	$196.99	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	IB	$195.67	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$194.37	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IB	$191.77	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$189.20	19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$161.28	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$180.96	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	IB	$185.66	113
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	IB	$182.92	—

EQ/COMMON STOCK INDEX	0.70%	IA	$362.51	18
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,190.17	23
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,289.20	11
EQ/COMMON STOCK INDEX	0.90%	IA	$502.50	41
EQ/COMMON STOCK INDEX	1.20%	IA	$400.85	15
EQ/COMMON STOCK INDEX	1.35%	IA	$606.76	618
EQ/COMMON STOCK INDEX	1.35%	IA	$633.97	9
EQ/COMMON STOCK INDEX+	1.40%	IA	$806.57	2,208
EQ/COMMON STOCK INDEX	1.45%	IA	$241.62	9
EQ/COMMON STOCK INDEX	0.40%	IB	$242.81	10
EQ/COMMON STOCK INDEX	0.50%	IB	$235.39	4
EQ/COMMON STOCK INDEX	0.70%	IB	$238.90	—
EQ/COMMON STOCK INDEX	0.80%	IB	$462.12	1
EQ/COMMON STOCK INDEX	0.90%	IB	$240.16	10
EQ/COMMON STOCK INDEX	0.90%	IB	$268.76	37

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX	0.95%	IB	$226.96	104
EQ/COMMON STOCK INDEX	1.00%	IB	$388.82	—
EQ/COMMON STOCK INDEX	1.10%	IB	$220.07	18
EQ/COMMON STOCK INDEX	1.20%	IB	$246.68	578
EQ/COMMON STOCK INDEX	1.25%	IB	$194.38	191
EQ/COMMON STOCK INDEX	1.30%	IB	$216.23	9

EQ/CONSERVATIVE ALLOCATION	0.50%	B	$160.07	10
EQ/CONSERVATIVE ALLOCATION	0.70%	B	$154.91	3
EQ/CONSERVATIVE ALLOCATION	0.80%	B	$149.55	—
EQ/CONSERVATIVE ALLOCATION	0.90%	B	$149.92	50
EQ/CONSERVATIVE ALLOCATION	0.95%	B	$148.70	36
EQ/CONSERVATIVE ALLOCATION	1.00%	B	$147.49	—
EQ/CONSERVATIVE ALLOCATION	1.10%	B	$145.08	25
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$142.71	228
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$122.53	141
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$125.77	9
EQ/CONSERVATIVE ALLOCATION	1.34%	B	$139.47	239
EQ/CONSERVATIVE ALLOCATION	1.45%	B	$136.96	—

EQ/CONSERVATIVE GROWTH STRATEGY	0.50%	IB	$141.48	13
EQ/CONSERVATIVE GROWTH STRATEGY	0.70%	IB	$139.32	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.80%	IB	$138.25	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	IB	$137.19	3
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	IB	$136.66	4
EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	IB	$136.14	1
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	IB	$135.09	5
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	IB	$134.04	54
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$133.53	76
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$157.84	17
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$157.01	40
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	IB	$132.60	41

EQ/CONSERVATIVE STRATEGY	0.50%	IB	$121.13	13
EQ/CONSERVATIVE STRATEGY	0.70%	IB	$119.27	—
EQ/CONSERVATIVE STRATEGY	0.80%	IB	$118.36	—
EQ/CONSERVATIVE STRATEGY	0.90%	IB	$117.45	2
EQ/CONSERVATIVE STRATEGY	0.95%	IB	$117.00	2
EQ/CONSERVATIVE STRATEGY	1.10%	IB	$115.65	3
EQ/CONSERVATIVE STRATEGY	1.20%	IB	$114.76	21
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$114.32	9
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$129.28	6
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$128.60	19
EQ/CONSERVATIVE STRATEGY	1.34%	IB	$113.53	15

EQ/CONSERVATIVE-PLUS ALLOCATION	0.50%	B	$185.57	27
EQ/CONSERVATIVE-PLUS ALLOCATION	0.70%	B	$179.59	6
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	B	$186.29	3
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	B	$173.81	129
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	B	$172.39	25
EQ/CONSERVATIVE-PLUS ALLOCATION	1.00%	B	$170.99	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	B	$168.20	39
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$165.45	526
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$130.94	130

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$137.64	11
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	B	$161.69	466
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$161.42	—
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	B	$158.78	—

EQ/CORE BOND INDEX	0.40%	IB	$108.99	9
EQ/CORE BOND INDEX	0.50%	IB	$138.84	7
EQ/CORE BOND INDEX	0.70%	IB	$133.87	6
EQ/CORE BOND INDEX	0.80%	IB	$122.80	2
EQ/CORE BOND INDEX	0.90%	IB	$129.09	49
EQ/CORE BOND INDEX	0.95%	IB	$127.92	61
EQ/CORE BOND INDEX	1.00%	IB	$126.76	—
EQ/CORE BOND INDEX	1.10%	IB	$124.46	17
EQ/CORE BOND INDEX	1.20%	IB	$122.20	310
EQ/CORE BOND INDEX	1.25%	IB	$104.21	44
EQ/CORE BOND INDEX	1.30%	IB	$104.02	3
EQ/CORE BOND INDEX	1.34%	IB	$119.11	510
EQ/CORE BOND INDEX	1.35%	IB	$118.89	—
EQ/CORE BOND INDEX	1.45%	IB	$116.73	—

EQ/EMERGING MARKETS EQUITY PLUS	0.50%	IB	$107.48	3
EQ/EMERGING MARKETS EQUITY PLUS	0.70%	IB	$106.05	2
EQ/EMERGING MARKETS EQUITY PLUS	0.80%	IB	$105.34	2
EQ/EMERGING MARKETS EQUITY PLUS	0.90%	IB	$104.64	4
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	IB	$104.29	1
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$103.94	—
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$103.24	3
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$102.55	86
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$102.21	15
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	IB	$101.59	60
EQ/EMERGING MARKETS EQUITY PLUS	1.45%	IB	$100.84	—

EQ/EQUITY 500 INDEX	0.70%	IA	$406.71	22
EQ/EQUITY 500 INDEX	0.90%	IA	$564.46	113
EQ/EQUITY 500 INDEX	1.20%	IA	$451.21	34
EQ/EQUITY 500 INDEX	1.34%	IA	$732.20	1,677
EQ/EQUITY 500 INDEX	1.35%	IA	$730.29	5
EQ/EQUITY 500 INDEX	1.45%	IA	$273.41	4
EQ/EQUITY 500 INDEX	0.40%	IB	$246.54	44
EQ/EQUITY 500 INDEX	0.50%	IB	$268.62	29
EQ/EQUITY 500 INDEX	0.70%	IB	$266.67	—
EQ/EQUITY 500 INDEX	0.80%	IB	$462.19	8
EQ/EQUITY 500 INDEX	0.90%	IB	$302.85	53
EQ/EQUITY 500 INDEX	0.95%	IB	$253.35	80
EQ/EQUITY 500 INDEX	1.00%	IB	$382.06	6
EQ/EQUITY 500 INDEX	1.10%	IB	$245.66	70
EQ/EQUITY 500 INDEX	1.20%	IB	$279.08	2,218
EQ/EQUITY 500 INDEX	1.25%	IB	$216.03	331
EQ/EQUITY 500 INDEX	1.30%	IB	$241.57	13
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.50%	IB	$264.58	15
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$259.46	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$287.72	4
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$256.94	10

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$254.45	31
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$282.37	63
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	IB	$281.04	11
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$251.97	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$249.52	24
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$247.08	1,037
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$274.49	22
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$273.20	190
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	IB	$270.89	535
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	IB	$213.76	—

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.40%	IB	$158.79	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.50%	IB	$176.34	9
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.70%	IB	$171.67	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.80%	IB	$261.45	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.90%	IB	$167.13	17
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$166.01	20
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.00%	IB	$164.90	—
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.10%	IB	$162.70	14
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$160.51	115
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$146.80	50
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$156.16	6
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.34%	IB	$157.52	335
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.45%	IB	$155.19	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$118.64	14
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$118.57	79

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.50%	IB	$207.30	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.70%	IB	$201.81	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.80%	IB	$412.46	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.90%	IB	$196.47	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$195.16	3
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.00%	IB	$193.86	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	IB	$191.26	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$188.70	20
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$156.92	4
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$177.90	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	IB	$185.17	73

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.50%	IB	$156.96	10
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.70%	IB	$153.02	1
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.80%	IB	$291.26	2
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.90%	IB	$149.17	14
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.95%	IB	$148.23	16
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.00%	IB	$284.94	—
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.10%	IB	$163.49	14

The accompanying notes are an integral part of these financial statements.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.20%	IB	$143.57	131
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.25%	IB	$141.40	27
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$142.14	9
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.34%	IB	$141.02	303

EQ/GLOBAL BOND PLUS	0.50%	IB	$134.02	3
EQ/GLOBAL BOND PLUS	0.70%	IB	$130.23	3
EQ/GLOBAL BOND PLUS	0.80%	IB	$120.01	—
EQ/GLOBAL BOND PLUS	0.90%	IB	$126.55	27
EQ/GLOBAL BOND PLUS	0.95%	IB	$125.64	23
EQ/GLOBAL BOND PLUS	1.00%	IB	$124.74	—
EQ/GLOBAL BOND PLUS	1.10%	IB	$122.96	19
EQ/GLOBAL BOND PLUS	1.20%	IB	$121.20	89
EQ/GLOBAL BOND PLUS	1.25%	IB	$121.05	33
EQ/GLOBAL BOND PLUS	1.30%	IB	$122.37	2
EQ/GLOBAL BOND PLUS	1.34%	IB	$118.78	205
EQ/GLOBAL BOND PLUS	1.35%	IB	$118.61	—
EQ/GLOBAL BOND PLUS	1.45%	IB	$116.90	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$412.32	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$304.10	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$497.01	4
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$305.24	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$475.96	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$564.54	5
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$415.16	25
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$465.78	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$455.76	8
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$421.12	132
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$445.94	28
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$126.85	32
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$173.17	2
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$286.81	933
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$463.88	17
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$431.63	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$398.85	—

EQ/GOLDMAN SACHS MID CAP VALUE	0.50%	IB	$227.33	5
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$192.34	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$222.93	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$220.77	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$189.02	13
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$218.62	4
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	IB	$188.20	3
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$216.50	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	IB	$214.39	4
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$184.13	2
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$212.29	118
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$183.33	47

The accompanying notes are an integral part of these financial statements.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	IB	$181.89	130
EQ/GOLDMAN SACHS MID CAP VALUE	1.45%	IB	$180.14	—

EQ/GROWTH STRATEGY	1.10%	IA	$193.53	6
EQ/GROWTH STRATEGY	1.25%	IA	$190.52	2

EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IA	$169.61	3
EQ/INTERMEDIATE GOVERNMENT BOND+	0.74%	IA	$98.73	7
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$178.45	5
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IA	$158.41	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	IA	$173.56	205
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IA	$167.05	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	IA	$138.49	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$105.00	5
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$152.78	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IB	$108.07	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IB	$150.75	3
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	IB	$146.41	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$117.78	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$141.97	9
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$141.37	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$107.72	28
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$107.83	1

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.40%	IB	$113.43	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$150.34	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.70%	IB	$162.90	4
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$220.26	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$156.35	55
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$190.12	27
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.00%	IB	$153.18	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	IB	$150.05	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$146.98	317
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$96.06	17
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$111.01	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.34%	IB	$142.80	732
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	IB	$173.50	—

EQ/INTERNATIONAL EQUITY INDEX	0.70%	IA	$168.03	7
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$176.46	79
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IA	$150.51	11
EQ/INTERNATIONAL EQUITY INDEX	1.34%	IA	$164.92	1,920
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IA	$164.51	8
EQ/INTERNATIONAL EQUITY INDEX	1.45%	IA	$127.27	2
EQ/INTERNATIONAL EQUITY INDEX	0.40%	IB	$154.24	10
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$142.75	8
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IB	$233.09	1
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$143.39	22
EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$136.95	63
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$207.40	1
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$132.79	19
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$129.77	156
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$80.51	57
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$97.02	6

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERNATIONAL MANAGED VOLATILITY	0.50%	IB	$139.63	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$146.37	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$135.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$134.28	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$143.65	7
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	IB	$142.97	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.00%	IB	$132.97	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	IB	$131.68	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$130.39	59
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$139.64	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	IB	$138.98	2
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	IB	$137.80	35

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.40%	IB	$145.32	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.50%	IB	$145.35	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.70%	IB	$173.42	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$215.60	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$166.45	46
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$164.75	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.00%	IB	$163.07	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	IB	$159.74	8
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$156.47	98
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$89.64	16
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$103.24	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	IB	$152.03	913
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$151.71	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	IB	$162.71	—

EQ/INVESCO COMSTOCK	0.50%	IB	$250.25	4
EQ/INVESCO COMSTOCK	0.70%	IB	$242.96	1
EQ/INVESCO COMSTOCK	0.80%	IB	$404.73	1
EQ/INVESCO COMSTOCK	0.90%	IB	$235.89	28
EQ/INVESCO COMSTOCK	0.95%	IB	$234.15	16
EQ/INVESCO COMSTOCK	1.00%	IB	$232.43	—
EQ/INVESCO COMSTOCK	1.10%	IB	$229.00	14
EQ/INVESCO COMSTOCK	1.20%	IB	$225.62	145
EQ/INVESCO COMSTOCK	1.25%	IB	$176.25	22
EQ/INVESCO COMSTOCK	1.30%	IB	$192.05	1
EQ/INVESCO COMSTOCK	1.34%	IB	$220.98	336
EQ/INVESCO COMSTOCK	1.35%	IB	$220.65	—
EQ/INVESCO COMSTOCK	1.45%	IB	$217.39	—

EQ/INVESCO GLOBAL REAL ESTATE	0.50%	IB	$192.18	28
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$185.84	2
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$188.47	—
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$186.63	6
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$182.38	34
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$184.82	7
EQ/INVESCO GLOBAL REAL ESTATE	0.95%	IB	$181.52	7
EQ/INVESCO GLOBAL REAL ESTATE	1.00%	IB	$183.03	1
EQ/INVESCO GLOBAL REAL ESTATE	1.10%	IB	$181.24	9
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$177.29	7
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$179.47	244

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL REAL ESTATE	1.25%	IB	$176.46	29
EQ/INVESCO GLOBAL REAL ESTATE	1.34%	IB	$174.96	199
EQ/INVESCO GLOBAL REAL ESTATE	1.45%	IB	$151.15	—

EQ/INVESCO INTERNATIONAL GROWTH	0.50%	IB	$173.55	17
EQ/INVESCO INTERNATIONAL GROWTH	0.70%	IB	$146.17	5
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$168.54	7
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$143.65	23
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$166.90	8
EQ/INVESCO INTERNATIONAL GROWTH	0.95%	IB	$143.02	5
EQ/INVESCO INTERNATIONAL GROWTH	1.00%	IB	$165.28	1
EQ/INVESCO INTERNATIONAL GROWTH	1.10%	IB	$163.67	5
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$139.93	4
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$162.06	344
EQ/INVESCO INTERNATIONAL GROWTH	1.25%	IB	$139.32	18
EQ/INVESCO INTERNATIONAL GROWTH	1.34%	IB	$138.23	193
EQ/INVESCO INTERNATIONAL GROWTH	1.45%	IB	$136.90	—

EQ/JANUS ENTERPRISE	0.40%	IB	$213.26	6
EQ/JANUS ENTERPRISE	0.50%	IB	$363.43	4
EQ/JANUS ENTERPRISE	0.70%	IB	$352.85	6
EQ/JANUS ENTERPRISE	0.80%	IB	$438.12	2
EQ/JANUS ENTERPRISE	0.90%	IB	$342.58	77
EQ/JANUS ENTERPRISE	0.95%	IB	$340.05	12
EQ/JANUS ENTERPRISE	1.00%	IB	$337.55	2
EQ/JANUS ENTERPRISE	1.10%	IB	$332.58	17
EQ/JANUS ENTERPRISE	1.20%	IB	$327.67	465
EQ/JANUS ENTERPRISE	1.25%	IB	$212.92	163
EQ/JANUS ENTERPRISE	1.30%	IB	$251.45	3
EQ/JANUS ENTERPRISE	1.34%	IB	$320.93	543
EQ/JANUS ENTERPRISE	1.35%	IB	$320.45	1
EQ/JANUS ENTERPRISE	1.45%	IB	$315.72	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.40%	IB	$238.22	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.50%	IB	$287.28	23
EQ/JPMORGAN VALUE OPPORTUNITIES	0.70%	IB	$279.93	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$421.89	8
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$265.14	6
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$268.08	35
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	IB	$246.49	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$262.34	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$256.70	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$248.52	225
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$251.17	41
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$178.64	76
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$200.52	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	IB	$307.42	310
EQ/JPMORGAN VALUE OPPORTUNITIES	1.35%	IB	$243.11	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	IB	$235.37	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$240.35	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.70%	IB	$245.12	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$413.89	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$235.27	6

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$232.87	7
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	IB	$225.79	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$221.17	32
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$197.15	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$214.93	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	IB	$214.89	111
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	IB	$210.05	—

EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$236.70	4
EQ/LARGE CAP GROWTH INDEX	0.70%	IB	$252.35	4
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$534.71	4
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$242.21	81
EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$239.73	40
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$237.29	1
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$232.45	25
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$227.70	562
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$299.95	33
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$332.60	1
EQ/LARGE CAP GROWTH INDEX	1.34%	IB	$221.22	921
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$220.76	1
EQ/LARGE CAP GROWTH INDEX	1.45%	IB	$216.25	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.50%	IB	$189.06	7
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.70%	IB	$325.65	9
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$480.02	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$279.23	20
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$311.86	59
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$262.00	83
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.00%	IB	$305.19	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	IB	$298.63	14
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$280.59	231
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$292.19	32
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$256.27	12
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$294.05	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	IB	$423.66	1,632
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$282.81	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	IB	$265.75	3

EQ/LARGE CAP VALUE INDEX	0.50%	IB	$146.46	3
EQ/LARGE CAP VALUE INDEX	0.70%	IB	$142.31	2
EQ/LARGE CAP VALUE INDEX	0.80%	IB	$397.07	1
EQ/LARGE CAP VALUE INDEX	0.90%	IB	$138.29	67
EQ/LARGE CAP VALUE INDEX	0.95%	IB	$137.30	21
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$136.32	1
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$134.37	14
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$132.44	331
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$110.85	46
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$121.30	1
EQ/LARGE CAP VALUE INDEX	1.34%	IB	$129.80	385
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$129.61	—
EQ/LARGE CAP VALUE INDEX	1.45%	IB	$127.75	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IA	$236.09	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$226.60	47

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IA	$213.02	25
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	IA	$206.97	3,519
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IA	$206.54	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	IA	$216.42	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.40%	IB	$212.30	21
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$261.67	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IB	$367.96	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$223.66	25
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$234.79	100
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.00%	IB	$222.00	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$214.65	7
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$217.47	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$210.27	254
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$213.02	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$136.80	20
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$150.36	6

EQ/LAZARD EMERGING MARKETS EQUITY	0.50%	IB	$122.62	48
EQ/LAZARD EMERGING MARKETS EQUITY	0.70%	IB	$120.33	14
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$119.21	15
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$118.09	103
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	IB	$117.54	22
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$116.99	6
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$115.89	34
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$114.80	1,126
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$114.26	69
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	IB	$113.29	803
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	IB	$100.55	—

EQ/LOOMIS SAYLES GROWTH	0.40%	IB	$272.53	4
EQ/LOOMIS SAYLES GROWTH	0.50%	IB	$409.00	6
EQ/LOOMIS SAYLES GROWTH	0.70%	IB	$396.65	2
EQ/LOOMIS SAYLES GROWTH	0.80%	IB	$464.30	1
EQ/LOOMIS SAYLES GROWTH	0.90%	IB	$384.67	17
EQ/LOOMIS SAYLES GROWTH	0.95%	IB	$381.73	7
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$378.82	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$373.03	5
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$367.31	21
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$289.16	67
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$317.97	1
EQ/LOOMIS SAYLES GROWTH	1.34%	IB	$359.48	171
EQ/LOOMIS SAYLES GROWTH	1.35%	IB	$358.92	—
EQ/LOOMIS SAYLES GROWTH	1.45%	IB	$353.42	—

EQ/MFS INTERNATIONAL GROWTH	0.40%	IB	$177.14	8
EQ/MFS INTERNATIONAL GROWTH	0.50%	IB	$266.23	14
EQ/MFS INTERNATIONAL GROWTH	0.70%	IB	$258.48	2
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$307.49	5
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$250.95	63
EQ/MFS INTERNATIONAL GROWTH	0.95%	IB	$249.11	9
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$247.27	1
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$243.63	9
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$240.03	361

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$147.72	32
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$175.75	1
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$235.01	26
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$235.10	329
EQ/MFS INTERNATIONAL GROWTH	1.35%	IB	$234.75	—
EQ/MFS INTERNATIONAL GROWTH	1.45%	IB	$231.28	—

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$151.79	12
EQ/MFS INTERNATIONAL VALUE	0.50%	IB	$237.86	58
EQ/MFS INTERNATIONAL VALUE	0.70%	IB	$233.26	—
EQ/MFS INTERNATIONAL VALUE	0.70%	IB	$244.35	19
EQ/MFS INTERNATIONAL VALUE	0.80%	IB	$230.99	26
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$228.75	32
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$239.80	77
EQ/MFS INTERNATIONAL VALUE	0.95%	IB	$238.67	19
EQ/MFS INTERNATIONAL VALUE	1.00%	IB	$226.53	6
EQ/MFS INTERNATIONAL VALUE	1.10%	IB	$224.32	20
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$222.12	1,405
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$233.11	14
EQ/MFS INTERNATIONAL VALUE	1.25%	IB	$232.02	115
EQ/MFS INTERNATIONAL VALUE	1.34%	IB	$230.05	888
EQ/MFS INTERNATIONAL VALUE	1.45%	IB	$193.09	—

EQ/MFS MID CAP FOCUSED GROWTH	0.50%	IB	$238.19	6
EQ/MFS MID CAP FOCUSED GROWTH	0.70%	IB	$234.08	10
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$232.05	7
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$230.04	40
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	IB	$229.04	6
EQ/MFS MID CAP FOCUSED GROWTH	1.00%	IB	$228.05	2
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	IB	$226.06	9
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	IB	$224.09	426
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	IB	$223.12	67
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	IB	$221.37	396
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	IB	$219.24	—

EQ/MFS TECHNOLOGY	0.50%	IB	$449.41	11
EQ/MFS TECHNOLOGY	0.70%	IB	$441.04	4
EQ/MFS TECHNOLOGY	0.80%	IB	$436.92	5
EQ/MFS TECHNOLOGY	0.90%	IB	$432.84	16
EQ/MFS TECHNOLOGY	0.95%	IB	$430.81	4
EQ/MFS TECHNOLOGY	1.00%	IB	$428.79	1
EQ/MFS TECHNOLOGY	1.10%	IB	$424.76	9
EQ/MFS TECHNOLOGY	1.20%	IB	$420.76	247
EQ/MFS TECHNOLOGY	1.25%	IB	$418.79	32
EQ/MFS TECHNOLOGY	1.34%	IB	$415.24	202
EQ/MFS TECHNOLOGY	1.45%	IB	$320.68	—

EQ/MFS UTILITIES SERIES	0.40%	IB	$186.67	12
EQ/MFS UTILITIES SERIES	0.50%	IB	$236.10	3
EQ/MFS UTILITIES SERIES	0.70%	IB	$231.71	3
EQ/MFS UTILITIES SERIES	0.80%	IB	$229.54	5
EQ/MFS UTILITIES SERIES	0.90%	IB	$227.39	37
EQ/MFS UTILITIES SERIES	0.95%	IB	$226.33	5
EQ/MFS UTILITIES SERIES	1.00%	IB	$225.27	—

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS UTILITIES SERIES	1.10%	IB	$223.15	9
EQ/MFS UTILITIES SERIES	1.20%	IB	$221.05	252
EQ/MFS UTILITIES SERIES	1.25%	IB	$220.01	67
EQ/MFS UTILITIES SERIES	1.34%	IB	$218.15	214
EQ/MFS UTILITIES SERIES	1.45%	IB	$176.25	—

EQ/MID CAP INDEX	0.40%	IB	$219.91	45
EQ/MID CAP INDEX	0.50%	IB	$300.57	10
EQ/MID CAP INDEX	0.70%	IB	$282.43	11
EQ/MID CAP INDEX	0.80%	IB	$456.57	3
EQ/MID CAP INDEX	0.90%	IB	$271.64	153
EQ/MID CAP INDEX	0.95%	IB	$269.01	41
EQ/MID CAP INDEX	1.00%	IB	$266.40	4
EQ/MID CAP INDEX	1.10%	IB	$261.24	28
EQ/MID CAP INDEX	1.20%	IB	$256.17	809
EQ/MID CAP INDEX	1.25%	IB	$175.03	244
EQ/MID CAP INDEX	1.30%	IB	$204.16	3
EQ/MID CAP INDEX	1.34%	IB	$249.25	1,738
EQ/MID CAP INDEX	1.35%	IB	$248.76	—
EQ/MID CAP INDEX	1.45%	IB	$243.93	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.50%	IB	$377.50	2
EQ/MID CAP VALUE MANAGED VOLATILITY	0.70%	IB	$294.63	5
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IB	$424.11	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$282.15	24
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$349.17	10
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$352.82	43
EQ/MID CAP VALUE MANAGED VOLATILITY	1.00%	IB	$276.11	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	IB	$270.18	7
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$263.54	153
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$264.36	25
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$168.21	22
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$192.23	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	IB	$323.55	1,261
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$255.87	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	IB	$249.60	1

EQ/MODERATE ALLOCATION	0.70%	A	$252.60	22
EQ/MODERATE ALLOCATION+	0.70%	A	$253.14	1
EQ/MODERATE ALLOCATION+	0.90%	A	$188.92	8
EQ/MODERATE ALLOCATION	0.90%	A	$295.93	264
EQ/MODERATE ALLOCATION+	0.90%	A	$300.18	18
EQ/MODERATE ALLOCATION	1.20%	A	$254.72	29
EQ/MODERATE ALLOCATION+	1.34%	A	$94.49	8,420
EQ/MODERATE ALLOCATION	1.35%	A	$295.23	648
EQ/MODERATE ALLOCATION	1.35%	A	$297.11	9
EQ/MODERATE ALLOCATION	1.45%	A	$187.72	3
EQ/MODERATE ALLOCATION	0.40%	B	$148.08	23
EQ/MODERATE ALLOCATION	0.50%	B	$184.05	92
EQ/MODERATE ALLOCATION	0.70%	B	$194.05	—
EQ/MODERATE ALLOCATION	0.80%	B	$205.22	11
EQ/MODERATE ALLOCATION	0.90%	B	$207.28	70
EQ/MODERATE ALLOCATION	0.95%	B	$184.36	97

The accompanying notes are an integral part of these financial statements.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE ALLOCATION	1.00%	B	$202.70	3
EQ/MODERATE ALLOCATION	1.10%	B	$178.76	181
EQ/MODERATE ALLOCATION	1.20%	B	$191.63	2,182
EQ/MODERATE ALLOCATION	1.25%	B	$131.08	297
EQ/MODERATE ALLOCATION	1.30%	B	$141.77	65

EQ/MODERATE GROWTH STRATEGY	0.50%	IB	$164.47	53
EQ/MODERATE GROWTH STRATEGY	0.70%	IB	$161.96	1
EQ/MODERATE GROWTH STRATEGY	0.80%	IB	$160.72	—
EQ/MODERATE GROWTH STRATEGY	0.90%	IB	$159.49	21
EQ/MODERATE GROWTH STRATEGY	0.95%	IB	$158.87	5
EQ/MODERATE GROWTH STRATEGY	1.00%	IB	$158.26	1
EQ/MODERATE GROWTH STRATEGY	1.10%	IB	$157.04	18
EQ/MODERATE GROWTH STRATEGY	1.20%	IB	$155.83	312
EQ/MODERATE GROWTH STRATEGY	1.25%	IB	$155.23	59
EQ/MODERATE GROWTH STRATEGY	1.34%	IB	$154.15	125
EQ/MODERATE GROWTH STRATEGY	1.45%	IB	$152.84	—

EQ/MODERATE-PLUS ALLOCATION	0.50%	B	$241.02	32
EQ/MODERATE-PLUS ALLOCATION	0.70%	B	$233.25	24
EQ/MODERATE-PLUS ALLOCATION	0.80%	B	$254.98	11
EQ/MODERATE-PLUS ALLOCATION	0.90%	B	$225.74	427
EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$223.90	148
EQ/MODERATE-PLUS ALLOCATION	1.00%	B	$222.08	4
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$218.46	162
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$214.89	1,884
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$141.40	138
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$155.01	63
EQ/MODERATE-PLUS ALLOCATION	1.34%	B	$210.00	3,044
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$209.65	4
EQ/MODERATE-PLUS ALLOCATION	1.45%	B	$206.22	1

EQ/MONEY MARKET++	0.00%	IA	$1.03	488
EQ/MONEY MARKET++	0.70%	IA	$1.03	3
EQ/MONEY MARKET	0.70%	IA	$130.65	3
EQ/MONEY MARKET+	0.74%	IA	$46.28	15
EQ/MONEY MARKET++	0.90%	IA	$1.03	387
EQ/MONEY MARKET	0.90%	IA	$134.06	27
EQ/MONEY MARKET++	1.20%	IA	$1.03	3
EQ/MONEY MARKET	1.20%	IA	$121.30	1
EQ/MONEY MARKET++	1.34%	IA	$1.03	51
EQ/MONEY MARKET	1.35%	IA	$129.80	63
EQ/MONEY MARKET	1.35%	IA	$130.42	11
EQ/MONEY MARKET+	1.40%	IA	$32.99	691
EQ/MONEY MARKET	1.45%	IA	$107.51	—
EQ/MONEY MARKET++	0.00%	IB	$1.03	746
EQ/MONEY MARKET++	0.40%	IB	$1.03	22
EQ/MONEY MARKET	0.40%	IB	$100.22	6
EQ/MONEY MARKET++	0.50%	IB	$1.03	32
EQ/MONEY MARKET	0.50%	IB	$115.90	3
EQ/MONEY MARKET++	0.70%	IB	$1.03	1
EQ/MONEY MARKET++	0.80%	IB	$1.03	64
EQ/MONEY MARKET	0.80%	IB	$94.67	—

The accompanying notes are an integral part of these financial statements.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET++	0.90%	IB	$1.03	143
EQ/MONEY MARKET	0.90%	IB	$106.47	—
EQ/MONEY MARKET	0.90%	IB	$117.69	2
EQ/MONEY MARKET	0.95%	IB	$111.77	62
EQ/MONEY MARKET++	1.00%	IB	$1.03	3
EQ/MONEY MARKET	1.00%	IB	$101.10	1
EQ/MONEY MARKET++	1.10%	IB	$1.03	132
EQ/MONEY MARKET	1.10%	IB	$108.38	24
EQ/MONEY MARKET++	1.20%	IB	$1.03	5,727
EQ/MONEY MARKET	1.20%	IB	$110.16	61
EQ/MONEY MARKET	1.25%	IB	$92.04	63
EQ/MONEY MARKET	1.30%	IB	$93.82	3

EQ/OPPENHEIMER GLOBAL	0.50%	IB	$234.11	18
EQ/OPPENHEIMER GLOBAL	0.70%	IB	$227.91	4
EQ/OPPENHEIMER GLOBAL	0.80%	IB	$381.28	4
EQ/OPPENHEIMER GLOBAL	0.90%	IB	$221.88	25
EQ/OPPENHEIMER GLOBAL	0.95%	IB	$220.39	9
EQ/OPPENHEIMER GLOBAL	1.00%	IB	$218.92	1
EQ/OPPENHEIMER GLOBAL	1.10%	IB	$215.99	16
EQ/OPPENHEIMER GLOBAL	1.20%	IB	$213.09	519
EQ/OPPENHEIMER GLOBAL	1.25%	IB	$174.46	72
EQ/OPPENHEIMER GLOBAL	1.30%	IB	$199.53	1
EQ/OPPENHEIMER GLOBAL	1.34%	IB	$209.11	447
EQ/OPPENHEIMER GLOBAL	1.45%	IB	$206.03	—

EQ/PIMCO GLOBAL REAL RETURN	0.50%	IB	$112.93	26
EQ/PIMCO GLOBAL REAL RETURN	0.70%	IB	$111.43	14
EQ/PIMCO GLOBAL REAL RETURN	0.80%	IB	$110.68	8
EQ/PIMCO GLOBAL REAL RETURN	0.90%	IB	$109.94	25
EQ/PIMCO GLOBAL REAL RETURN	0.95%	IB	$109.58	10
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$109.21	1
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$108.48	11
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$107.75	182
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$107.39	53
EQ/PIMCO GLOBAL REAL RETURN	1.34%	IB	$106.74	100
EQ/PIMCO GLOBAL REAL RETURN	1.45%	IB	$105.95	—

EQ/PIMCO ULTRA SHORT BOND	1.10%	IA	$98.85	1
EQ/PIMCO ULTRA SHORT BOND	0.50%	IB	$118.39	5
EQ/PIMCO ULTRA SHORT BOND	0.70%	IB	$114.94	4
EQ/PIMCO ULTRA SHORT BOND	0.80%	IB	$107.83	1
EQ/PIMCO ULTRA SHORT BOND	0.90%	IB	$111.59	31
EQ/PIMCO ULTRA SHORT BOND	0.95%	IB	$110.77	46
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$109.96	—
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$108.34	29
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$106.74	177
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$107.32	52
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$106.38	1
EQ/PIMCO ULTRA SHORT BOND	1.34%	IB	$104.54	364
EQ/PIMCO ULTRA SHORT BOND	1.35%	IB	$104.39	—
EQ/PIMCO ULTRA SHORT BOND	1.45%	IB	$102.85	—

The accompanying notes are an integral part of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/QUALITY BOND PLUS	0.70%	IA	$176.00	1
EQ/QUALITY BOND PLUS	0.90%	IA	$191.11	9
EQ/QUALITY BOND PLUS	1.20%	IA	$165.72	1
EQ/QUALITY BOND PLUS	1.34%	IA	$181.92	285
EQ/QUALITY BOND PLUS	1.35%	IA	$191.52	1
EQ/QUALITY BOND PLUS	1.45%	IA	$141.57	—
EQ/QUALITY BOND PLUS	0.50%	IB	$157.31	3
EQ/QUALITY BOND PLUS	0.80%	IB	$118.68	—
EQ/QUALITY BOND PLUS	0.90%	IB	$154.19	2
EQ/QUALITY BOND PLUS	0.95%	IB	$151.03	30
EQ/QUALITY BOND PLUS	1.00%	IB	$121.58	—
EQ/QUALITY BOND PLUS	1.10%	IB	$146.44	8
EQ/QUALITY BOND PLUS	1.20%	IB	$144.73	72
EQ/QUALITY BOND PLUS	1.25%	IB	$106.52	18
EQ/QUALITY BOND PLUS	1.30%	IB	$106.34	1

EQ/SMALL COMPANY INDEX	0.40%	IB	$213.87	44
EQ/SMALL COMPANY INDEX	0.50%	IB	$380.22	2
EQ/SMALL COMPANY INDEX	0.70%	IB	$366.62	3
EQ/SMALL COMPANY INDEX	0.80%	IB	$435.61	1
EQ/SMALL COMPANY INDEX	0.90%	IB	$353.51	47
EQ/SMALL COMPANY INDEX	0.95%	IB	$350.30	13
EQ/SMALL COMPANY INDEX	1.00%	IB	$347.13	1
EQ/SMALL COMPANY INDEX	1.10%	IB	$340.84	13
EQ/SMALL COMPANY INDEX	1.20%	IB	$334.65	262
EQ/SMALL COMPANY INDEX	1.25%	IB	$189.16	96
EQ/SMALL COMPANY INDEX	1.30%	IB	$207.73	2
EQ/SMALL COMPANY INDEX	1.34%	IB	$326.19	628
EQ/SMALL COMPANY INDEX	1.35%	IB	$325.59	—
EQ/SMALL COMPANY INDEX	1.45%	IB	$319.67	—

EQ/T. ROWE PRICE GROWTH STOCK	0.40%	IB	$284.01	27
EQ/T. ROWE PRICE GROWTH STOCK	0.50%	IB	$356.40	14
EQ/T. ROWE PRICE GROWTH STOCK	0.70%	IB	$345.63	15
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$535.26	10
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$335.19	102
EQ/T. ROWE PRICE GROWTH STOCK	0.95%	IB	$332.63	23
EQ/T. ROWE PRICE GROWTH STOCK	1.00%	IB	$330.09	6
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$325.05	31
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$320.07	1,200
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$270.55	263
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$291.98	2
EQ/T. ROWE PRICE GROWTH STOCK	1.34%	IB	$313.24	1,093
EQ/T. ROWE PRICE GROWTH STOCK	1.35%	IB	$312.76	1
EQ/T. ROWE PRICE GROWTH STOCK	1.45%	IB	$307.96	—

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$158.93	2
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$154.72	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$283.15	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$150.63	12
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$149.62	5
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$148.62	—
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$146.63	5

The accompanying notes are an integral part of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$144.66	128
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$123.99	11
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$138.47	7
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$141.96	175
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$139.87	—

EQ/UBS GROWTH & INCOME	0.50%	IB	$304.53	—
EQ/UBS GROWTH & INCOME	0.70%	IB	$295.33	—
EQ/UBS GROWTH & INCOME	0.90%	IB	$286.41	10
EQ/UBS GROWTH & INCOME	0.95%	IB	$284.22	4
EQ/UBS GROWTH & INCOME	1.10%	IB	$277.74	2
EQ/UBS GROWTH & INCOME	1.20%	IB	$273.49	17
EQ/UBS GROWTH & INCOME	1.25%	IB	$189.83	63
EQ/UBS GROWTH & INCOME	1.30%	IB	$209.60	1
EQ/UBS GROWTH & INCOME	1.34%	IB	$267.65	83
EQ/UBS GROWTH & INCOME	1.35%	IB	$267.24	—
EQ/UBS GROWTH & INCOME	1.45%	IB	$263.14	—

EQ/WELLINGTON ENERGY	0.40%	IB	$67.81	9
EQ/WELLINGTON ENERGY	0.50%	IB	$69.87	9
EQ/WELLINGTON ENERGY	0.70%	IB	$68.52	—
EQ/WELLINGTON ENERGY	0.70%	IB	$77.47	2
EQ/WELLINGTON ENERGY	0.80%	IB	$67.85	2
EQ/WELLINGTON ENERGY	0.90%	IB	$67.19	6
EQ/WELLINGTON ENERGY	0.90%	IB	$76.03	18
EQ/WELLINGTON ENERGY	0.95%	IB	$75.67	6
EQ/WELLINGTON ENERGY	1.00%	IB	$66.54	1
EQ/WELLINGTON ENERGY	1.10%	IB	$65.89	15
EQ/WELLINGTON ENERGY	1.20%	IB	$65.24	272
EQ/WELLINGTON ENERGY	1.20%	IB	$73.91	13
EQ/WELLINGTON ENERGY	1.25%	IB	$73.56	29
EQ/WELLINGTON ENERGY	1.34%	IB	$72.94	217
EQ/WELLINGTON ENERGY	1.45%	IB	$54.45	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.50%	SERVICE CLASS 2	$237.87	6
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$231.00	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$228.75	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$226.53	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$224.32	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$222.13	70

FIDELITY® VIP MID CAP PORTFOLIO	0.50%	SERVICE CLASS 2	$221.31	5
FIDELITY® VIP MID CAP PORTFOLIO	0.70%	SERVICE CLASS 2	$217.03	—
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$214.92	3
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$212.83	4
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$210.76	1
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$208.70	3
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$206.66	318

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.50%	SERIES II	$279.40	4
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.80%	SERIES II	$271.33	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.90%	SERIES II	$268.70	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.00%	SERIES II	$266.09	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.10%	SERIES II	$263.49	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.20%	SERIES II	$260.92	30

The accompanying notes are an integral part of these financial statements.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$141.34	17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.50%	SERIES II	$222.56	29
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.70%	SERIES II	$218.26	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.80%	SERIES II	$216.14	5
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.90%	SERIES II	$214.04	9
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.00%	SERIES II	$211.96	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.10%	SERIES II	$209.89	3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$207.84	252

INVESCO V.I. HIGH YIELD FUND	0.50%	SERIES II	$144.29	7
INVESCO V.I. HIGH YIELD FUND	0.70%	SERIES II	$141.80	3
INVESCO V.I. HIGH YIELD FUND	0.80%	SERIES II	$140.57	2
INVESCO V.I. HIGH YIELD FUND	0.90%	SERIES II	$139.35	13
INVESCO V.I. HIGH YIELD FUND	0.95%	SERIES II	$138.75	8
INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$138.14	1
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$136.94	6
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$135.75	193
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$135.16	51
INVESCO V.I. HIGH YIELD FUND	1.34%	SERIES II	$134.10	85
INVESCO V.I. HIGH YIELD FUND	1.45%	SERIES II	$132.81	—

INVESCO V.I. MID CAP CORE EQUITY FUND	0.50%	SERIES II	$190.28	1
INVESCO V.I. MID CAP CORE EQUITY FUND	0.70%	SERIES II	$204.91	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$184.79	4
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$182.99	2
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$201.10	5
INVESCO V.I. MID CAP CORE EQUITY FUND	0.95%	SERIES II	$200.15	1
INVESCO V.I. MID CAP CORE EQUITY FUND	1.00%	SERIES II	$181.21	—
INVESCO V.I. MID CAP CORE EQUITY FUND	1.10%	SERIES II	$179.44	3
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$177.69	56
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$195.48	4
INVESCO V.I. MID CAP CORE EQUITY FUND	1.25%	SERIES II	$194.57	7
INVESCO V.I. MID CAP CORE EQUITY FUND	1.34%	SERIES II	$192.92	50
INVESCO V.I. MID CAP CORE EQUITY FUND	1.45%	SERIES II	$153.93	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.50%	SERIES II	$210.76	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.70%	SERIES II	$236.32	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$204.68	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$202.69	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$231.92	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.95%	SERIES II	$230.83	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$200.72	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$198.76	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$196.82	27
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$225.45	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$224.39	3
INVESCO V.I. SMALL CAP EQUITY FUND	1.34%	SERIES II	$222.49	17

IVY VIP HIGH INCOME	0.50%	CLASS II	$180.59	30
IVY VIP HIGH INCOME	0.70%	CLASS II	$177.23	14
IVY VIP HIGH INCOME	0.80%	CLASS II	$175.57	18
IVY VIP HIGH INCOME	0.90%	CLASS II	$173.93	107
IVY VIP HIGH INCOME	0.95%	CLASS II	$173.11	24
IVY VIP HIGH INCOME	1.00%	CLASS II	$172.30	3

The accompanying notes are an integral part of these financial statements.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
IVY VIP HIGH INCOME	1.10%	CLASS II	$170.69	25
IVY VIP HIGH INCOME	1.20%	CLASS II	$169.08	768
IVY VIP HIGH INCOME	1.25%	CLASS II	$168.29	232
IVY VIP HIGH INCOME	1.34%	CLASS II	$166.86	399
IVY VIP HIGH INCOME	1.45%	CLASS II	$147.28	—

IVY VIP SMALL CAP GROWTH	0.50%	CLASS II	$226.13	5
IVY VIP SMALL CAP GROWTH	0.70%	CLASS II	$175.62	1
IVY VIP SMALL CAP GROWTH	0.80%	CLASS II	$219.60	2
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$172.59	3
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$217.46	3
IVY VIP SMALL CAP GROWTH	0.95%	CLASS II	$171.84	2
IVY VIP SMALL CAP GROWTH	1.00%	CLASS II	$215.35	—
IVY VIP SMALL CAP GROWTH	1.10%	CLASS II	$213.25	3
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$168.13	2
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$211.16	102
IVY VIP SMALL CAP GROWTH	1.25%	CLASS II	$167.40	15
IVY VIP SMALL CAP GROWTH	1.34%	CLASS II	$166.08	84

MFS® INVESTORS TRUST SERIES	0.50%	SERVICE CLASS	$272.81	1
MFS® INVESTORS TRUST SERIES	0.70%	SERVICE CLASS	$301.26	—
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$264.93	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$262.36	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$295.65	4
MFS® INVESTORS TRUST SERIES	0.95%	SERVICE CLASS	$294.27	1
MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$259.81	—
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$257.28	1
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$254.76	38
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$287.41	1
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$286.06	10
MFS® INVESTORS TRUST SERIES	1.34%	SERVICE CLASS	$283.63	28
MFS® INVESTORS TRUST SERIES	1.45%	SERVICE CLASS	$229.51	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.50%	SERVICE CLASS	$365.68	3
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.70%	SERVICE CLASS	$358.88	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$355.52	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$352.20	7
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$350.55	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.00%	SERVICE CLASS	$348.90	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$345.63	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$342.37	44
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$340.77	5
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$337.88	38

The accompanying notes are an integral part of these financial statements.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.45%	SERVICE CLASS	$262.58	—

MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IA	$233.70	7
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$175.59	7
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$282.57	17
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$282.61	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$285.29	11
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IA	$240.56	9
MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	IA	$212.82	2,555
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$349.71	336
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$368.19	9
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	IA	$191.20	3
MULTIMANAGER AGGRESSIVE EQUITY	0.50%	IB	$217.50	2
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IB	$504.27	—
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IB	$208.89	12
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	IB	$218.11	28
MULTIMANAGER AGGRESSIVE EQUITY	1.00%	IB	$408.97	—
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	IB	$211.48	5
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IB	$195.11	97
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	IB	$223.45	10
MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$257.99	1

MULTIMANAGER CORE BOND	0.40%	IB	$113.30	4
MULTIMANAGER CORE BOND	0.50%	IB	$180.34	8
MULTIMANAGER CORE BOND	0.70%	IB	$173.92	2
MULTIMANAGER CORE BOND	0.80%	IB	$135.98	4
MULTIMANAGER CORE BOND	0.90%	IB	$167.72	21
MULTIMANAGER CORE BOND	0.95%	IB	$166.21	50
MULTIMANAGER CORE BOND	1.00%	IB	$164.71	1
MULTIMANAGER CORE BOND	1.10%	IB	$161.74	25
MULTIMANAGER CORE BOND	1.20%	IB	$158.81	260
MULTIMANAGER CORE BOND	1.25%	IB	$137.92	53
MULTIMANAGER CORE BOND	1.30%	IB	$136.15	2
MULTIMANAGER CORE BOND	1.34%	IB	$154.81	286
MULTIMANAGER CORE BOND	1.35%	IB	$154.53	—
MULTIMANAGER CORE BOND	1.45%	IB	$151.73	—

MULTIMANAGER MID CAP GROWTH	0.50%	IB	$316.65	—
MULTIMANAGER MID CAP GROWTH	0.70%	IB	$305.37	1
MULTIMANAGER MID CAP GROWTH	0.70%	IB	$330.71	—
MULTIMANAGER MID CAP GROWTH	0.80%	IB	$486.17	—
MULTIMANAGER MID CAP GROWTH	0.90%	IB	$294.49	11
MULTIMANAGER MID CAP GROWTH	0.95%	IB	$291.83	14
MULTIMANAGER MID CAP GROWTH	1.00%	IB	$289.20	—
MULTIMANAGER MID CAP GROWTH	1.10%	IB	$283.98	3
MULTIMANAGER MID CAP GROWTH	1.20%	IB	$278.84	22
MULTIMANAGER MID CAP GROWTH	1.25%	IB	$223.41	13
MULTIMANAGER MID CAP GROWTH	1.30%	IB	$258.50	1
MULTIMANAGER MID CAP GROWTH	1.34%	IB	$271.82	250
MULTIMANAGER MID CAP GROWTH	1.34%	IB	$406.53	5
MULTIMANAGER MID CAP GROWTH	1.35%	IB	$271.32	—
MULTIMANAGER MID CAP GROWTH	1.45%	IB	$266.41	—

The accompanying notes are an integral part of these financial statements.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

MULTIMANAGER MID CAP VALUE	0.40%	IB	$197.71	1
MULTIMANAGER MID CAP VALUE	0.50%	IB	$299.70	—
MULTIMANAGER MID CAP VALUE	0.70%	IB	$289.03	—
MULTIMANAGER MID CAP VALUE	0.80%	IB	$373.41	—
MULTIMANAGER MID CAP VALUE	0.90%	IB	$278.73	11
MULTIMANAGER MID CAP VALUE	0.95%	IB	$276.22	11
MULTIMANAGER MID CAP VALUE	1.00%	IB	$273.72	—
MULTIMANAGER MID CAP VALUE	1.10%	IB	$268.78	3
MULTIMANAGER MID CAP VALUE	1.20%	IB	$263.92	17
MULTIMANAGER MID CAP VALUE	1.25%	IB	$167.10	7
MULTIMANAGER MID CAP VALUE	1.30%	IB	$191.46	1
MULTIMANAGER MID CAP VALUE	1.34%	IB	$257.28	143
MULTIMANAGER MID CAP VALUE	1.34%	IB	$327.62	3
MULTIMANAGER MID CAP VALUE	1.45%	IB	$252.16	—

MULTIMANAGER TECHNOLOGY	0.50%	IB	$456.71	2
MULTIMANAGER TECHNOLOGY	0.70%	IB	$440.44	1
MULTIMANAGER TECHNOLOGY	0.70%	IB	$499.74	—
MULTIMANAGER TECHNOLOGY	0.80%	IB	$670.89	—
MULTIMANAGER TECHNOLOGY	0.90%	IB	$424.76	17
MULTIMANAGER TECHNOLOGY	0.95%	IB	$420.92	18
MULTIMANAGER TECHNOLOGY	1.00%	IB	$417.13	1
MULTIMANAGER TECHNOLOGY	1.10%	IB	$409.60	10
MULTIMANAGER TECHNOLOGY	1.20%	IB	$402.19	126
MULTIMANAGER TECHNOLOGY	1.25%	IB	$332.72	23
MULTIMANAGER TECHNOLOGY	1.30%	IB	$389.79	2
MULTIMANAGER TECHNOLOGY	1.34%	IB	$392.07	422
MULTIMANAGER TECHNOLOGY	1.34%	IB	$608.71	5
MULTIMANAGER TECHNOLOGY	1.35%	IB	$391.34	1
MULTIMANAGER TECHNOLOGY	1.45%	IB	$384.26	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$96.41	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.50%	ADVISOR CLASS	$66.35	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.43	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$63.81	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$63.19	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$62.57	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$61.96	134

TARGET 2015 ALLOCATION	0.40%	B	$149.46	—
TARGET 2015 ALLOCATION	0.50%	B	$162.29	14
TARGET 2015 ALLOCATION	0.70%	B	$157.99	—
TARGET 2015 ALLOCATION	0.80%	B	$223.47	—
TARGET 2015 ALLOCATION	0.90%	B	$153.81	7
TARGET 2015 ALLOCATION	0.95%	B	$152.78	5
TARGET 2015 ALLOCATION	1.10%	B	$149.73	2
TARGET 2015 ALLOCATION	1.20%	B	$147.72	27
TARGET 2015 ALLOCATION	1.25%	B	$127.15	16
TARGET 2015 ALLOCATION	1.34%	B	$144.96	58
TARGET 2025 ALLOCATION	0.40%	B	$169.67	—
TARGET 2025 ALLOCATION	0.50%	B	$180.58	53
TARGET 2025 ALLOCATION	0.70%	B	$175.80	4
TARGET 2025 ALLOCATION	0.80%	B	$270.36	—

The accompanying notes are an integral part of these financial statements.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.90%	B	$171.15	35
TARGET 2025 ALLOCATION	0.95%	B	$170.00	8
TARGET 2025 ALLOCATION	1.00%	B	$168.87	—
TARGET 2025 ALLOCATION	1.10%	B	$166.61	16
TARGET 2025 ALLOCATION	1.20%	B	$164.37	155
TARGET 2025 ALLOCATION	1.25%	B	$139.17	29
TARGET 2025 ALLOCATION	1.34%	B	$161.30	256
TARGET 2025 ALLOCATION	1.35%	B	$161.08	—

TARGET 2035 ALLOCATION	0.40%	B	$182.42	2
TARGET 2035 ALLOCATION	0.50%	B	$191.72	45
TARGET 2035 ALLOCATION	0.70%	B	$186.64	2
TARGET 2035 ALLOCATION	0.80%	B	$304.29	2
TARGET 2035 ALLOCATION	0.90%	B	$181.70	36
TARGET 2035 ALLOCATION	0.95%	B	$180.49	5
TARGET 2035 ALLOCATION	1.00%	B	$179.28	—
TARGET 2035 ALLOCATION	1.10%	B	$176.88	14
TARGET 2035 ALLOCATION	1.20%	B	$174.51	232
TARGET 2035 ALLOCATION	1.25%	B	$145.45	14
TARGET 2035 ALLOCATION	1.34%	B	$171.25	301
TARGET 2035 ALLOCATION	1.35%	B	$171.02	—
TARGET 2035 ALLOCATION	1.45%	B	$168.72	—

TARGET 2045 ALLOCATION	0.40%	B	$193.30	1
TARGET 2045 ALLOCATION	0.50%	B	$198.65	39
TARGET 2045 ALLOCATION	0.70%	B	$193.39	1
TARGET 2045 ALLOCATION	0.80%	B	$335.78	2
TARGET 2045 ALLOCATION	0.90%	B	$188.27	31
TARGET 2045 ALLOCATION	0.95%	B	$187.01	5
TARGET 2045 ALLOCATION	1.00%	B	$185.76	—
TARGET 2045 ALLOCATION	1.10%	B	$183.28	15
TARGET 2045 ALLOCATION	1.20%	B	$180.82	225
TARGET 2045 ALLOCATION	1.25%	B	$148.29	6
TARGET 2045 ALLOCATION	1.34%	B	$177.44	208
TARGET 2045 ALLOCATION	1.35%	B	$177.20	—
TARGET 2045 ALLOCATION	1.45%	B	$174.82	—

TARGET 2055 ALLOCATION	0.50%	B	$139.02	29
TARGET 2055 ALLOCATION	0.70%	B	$137.73	—
TARGET 2055 ALLOCATION	0.80%	B	$137.09	2
TARGET 2055 ALLOCATION	0.90%	B	$136.45	12
TARGET 2055 ALLOCATION	0.95%	B	$136.13	—
TARGET 2055 ALLOCATION	1.00%	B	$135.81	—
TARGET 2055 ALLOCATION	1.10%	B	$135.18	4
TARGET 2055 ALLOCATION	1.20%	B	$134.54	113
TARGET 2055 ALLOCATION	1.25%	B	$134.23	1
TARGET 2055 ALLOCATION	1.34%	B	$133.66	36

TEMPLETON GLOBAL BOND VIP FUND	0.50%	CLASS 2	$123.47	20
TEMPLETON GLOBAL BOND VIP FUND	0.70%	CLASS 2	$121.08	—
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$119.91	12
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$118.74	8
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$117.59	1

The accompanying notes are an integral part of these financial statements.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$116.44	3
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$115.30	597

VANECK VIP GLOBAL HARD ASSETS FUND	0.50%	CLASS S	$54.75	4
VANECK VIP GLOBAL HARD ASSETS FUND	0.70%	CLASS S	$53.80	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$53.33	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$52.87	28
VANECK VIP GLOBAL HARD ASSETS FUND	0.95%	CLASS S	$52.64	7
VANECK VIP GLOBAL HARD ASSETS FUND	1.00%	CLASS S	$52.41	—
VANECK VIP GLOBAL HARD ASSETS FUND	1.10%	CLASS S	$51.96	8
VANECK VIP GLOBAL HARD ASSETS FUND	1.20%	CLASS S	$51.50	134
VANECK VIP GLOBAL HARD ASSETS FUND	1.25%	CLASS S	$51.28	23
VANECK VIP GLOBAL HARD ASSETS FUND	1.34%	CLASS S	$50.88	195
VANECK VIP GLOBAL HARD ASSETS FUND	1.45%	CLASS S	$50.39	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a — .
+	In 2019, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2019, the contract charges were 0.00%.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,107	$263,075	$377,977	$2,428,530	$658,179	$6,411,254
Expenses:
Asset-based charges	1,322	152,924	125,671	1,298,687	202,294	13,115,779

Net Investment Income (Loss)	6,785	110,151	252,306	1,129,843	455,885	(6,704,525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain distribution from the Portfolios	207	126,553	23,494	(10,061,458)	(201,275)	12,059,215
Net realized gain (loss)	3,191	425,075	—	1,416,212	254,343	28,365,807

	3,398	551,628	23,494	(8,645,246)	53,068	40,425,022

Net change in unrealized appreciation (depreciation) of investments	8,887	1,195,346	413,550	28,995,146	607,347	165,972,177

Net Realized and Unrealized Gain (Loss) on Investments .	12,285	1,746,974	437,044	20,349,900	660,415	206,397,199

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,070	$1,857,125	$689,350	$21,479,743	$1,116,300	$199,692,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,035,346	$1,498	$452	$50,895	$56,426	$562,292
Expenses:
Asset-based charges	222,527	467	3,606	46,926	44,466	741,114

Net Investment Income (Loss)	812,819	1,031	(3,154)	3,969	11,960	(178,822)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,911	2,294	(6,648)	(26,057)	56,824	1,734,084
Net realized gain distribution from the Portfolios	—	179	33,820	229,621	70,890	1,017,371

Net realized gain (loss)	32,911	2,473	27,172	203,564	127,714	2,751,455

Net change in unrealized appreciation (depreciation) of investments	1,008,918	1,566	28,067	644,902	663,696	12,191,139

Net Realized and Unrealized Gain (Loss) on Investments	1,041,829	4,039	55,239	848,466	791,410	14,942,594

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,854,648	$5,070	$52,085	$852,435	$803,370	$14,763,772

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CHARTERSM MODERATE*	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,444,746	$1,377,547	$9,706	$1,617,128	$995,530	$493,128
Expenses:
Asset-based charges	1,032,056	622,724	4,667	982,566	682,908	1,403,652
Less: Reduction for expense limitation	—	—	—	—	(709)	(3,135)

Net Expenses	1,032,056	622,724	4,667	982,566	682,199	1,400,517

Net Investment Income (Loss)	412,690	754,823	5,039	634,562	313,331	(907,389)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	424,230	(35,460)	1,910	(787,555)	2,021,985	5,793,376
Net realized gain distribution from the Portfolios	3,259,798	—	7,535	—	5,315,292	3,752,587

Net realized gain (loss)	3,684,028	(35,460)	9,445	(787,555)	7,337,277	9,545,963

Net change in unrealized appreciation (depreciation) of investments	9,291,539	3,109,920	31,393	4,402,648	5,632,509	12,967,069

Net Realized and Unrealized Gain (Loss) on Investments	12,975,567	3,074,460	40,838	3,615,093	12,969,786	22,513,032

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,388,257	$3,829,283	$45,877	$4,249,655	$13,283,117	$21,605,643

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$185,878	$505,539	$82,827	$207,347	$637,834
Expenses:
Asset-based charges	220,555	383,733	104,427	220,024	5,143,878

Net Investment Income (Loss)	(34,677)	121,806	(21,600)	(12,677)	(4,506,044)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(40,674)	1,242,540	(58,831)	287,023	780,147
Net realized gain distribution from the Portfolios	507,838	610,068	375,922	506,540	37,502,419

Net realized gain (loss)	467,164	1,852,608	317,091	793,563	38,282,566

Net change in unrealized appreciation (depreciation) of investments	3,275,467	5,629,144	1,452,749	1,644,700	55,713,955

Net Realized and Unrealized Gain (Loss) on Investments	3,742,631	7,481,752	1,769,840	2,438,263	93,996,521

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,707,954	$7,603,558	$1,748,240	$2,425,586	$89,490,477

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,661,673	$2,017,000	$1,942,209	$15,045,836	$1,302,038	$41,672
Expenses:
Asset-based charges	8,956,331	1,170,858	1,627,558	9,792,844	2,998,236	1,998,015

Net Investment Income (Loss)	2,705,342	846,142	314,651	5,252,992	(1,696,198)	(1,956,343)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,159,201	465,988	2,860,757	29,095,227	15,357,608	1,472,091
Net realized gain distribution from the Portfolios	57,500,186	—	2,343,697	37,289,481	26,895,004	9,926,813

Net realized gain (loss)	60,659,387	465,988	5,204,454	66,384,708	42,252,612	11,398,904

Net change in unrealized appreciation (depreciation) of investments	84,882,878	22,429,314	11,451,213	79,536,403	20,326,864	30,964,310

Net Realized and Unrealized Gain (Loss) on Investments	145,542,265	22,895,302	16,655,667	145,921,111	62,579,476	42,363,214

Net Increase (Decrease) in Net Assets Resulting from Operations	$148,247,607	$23,741,444	$16,970,318	$151,174,103	$60,883,278	$40,406,871

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$91,634	$33,133,278	$1,685,349	$512,046	$156,419	$3,433,484
Expenses:
Asset-based charges	339,572	31,678,387	1,223,616	407,520	110,255	2,580,895
Less: Reduction for expense limitation	—	(5,727,119)	—	—	—	—

Net Expenses	339,572	25,951,268	1,223,616	407,520	110,255	2,580,895

Net Investment Income (Loss)	(247,938)	7,182,010	461,733	104,526	46,164	852,589

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,906,258)	138,957,077	(628,543)	445,654	44,929	(1,401,254)
Net realized gain distribution from the Portfolios	393,935	105,809,386	2,107,742	463,945	57,458	7,906,825

Net realized gain (loss)	(1,512,323)	244,766,463	1,479,199	909,599	102,387	6,505,571

Net change in unrealized appreciation (depreciation) of investments	8,839,269	329,709,349	5,721,027	2,680,894	554,525	16,930,932

Net Realized and Unrealized Gain (Loss) on Investments	7,326,946	574,475,812	7,200,226	3,590,493	656,912	23,436,503

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,079,008	$581,657,822	$7,661,959	$3,695,019	$703,076	$24,289,092

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,312,394	$266,684	$30,376,450	$4,427,106	$2,294,519	$108,375
Expenses:
Asset-based charges	1,451,936	196,152	23,646,973	5,602,884	1,099,178	77,782

Net Investment Income (Loss)	860,458	70,532	6,729,477	(1,175,778)	1,195,341	30,593

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(197,193)	(232,274)	75,997,735	2,052,181	1,050,963	36,599
Net realized gain distribution from the Portfolios	—	—	38,180,259	—	1,710,976	31,480

Net realized gain (loss)	(197,193)	(232,274)	114,177,994	2,052,181	2,761,939	68,079

Net change in unrealized appreciation (depreciation) of investments	4,963,222	2,596,859	343,519,815	114,752,425	8,213,074	1,172,563

Net Realized and Unrealized Gain (Loss) on Investments	4,766,029	2,364,585	457,697,809	116,804,606	10,975,013	1,240,642

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,626,487	$2,435,117	$464,427,286	$115,628,828	$12,170,354	$1,271,235

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$173,471	$1,469,453	$395,125	$4,878,482	$514,175	$20,693
Expenses:
Asset-based charges	239,792	893,014	606,713	4,677,010	728,001	15,299

Net Investment Income (Loss)	(66,321)	576,439	(211,588)	201,472	(213,826)	5,394

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	297,087	(907,702)	(332,631)	15,145,856	604,319	43,600
Net realized gain distribution from the Portfolios	1,102,883	3,571,068	310,977	10,399,857	921,217	24,841

Net realized gain (loss)	1,399,970	2,663,366	(21,654)	25,545,713	1,525,536	68,441

Net change in unrealized appreciation (depreciation) of investments	2,720,553	10,031,376	2,590,860	50,897,621	13,384,598	157,700

Net Realized and Unrealized Gain (Loss) on Investments	4,120,523	12,694,742	2,569,206	76,443,334	14,910,134	226,141

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,054,202	$13,271,181	$2,357,618	$76,644,806	$14,696,308	$231,535

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$777,297	$3,176,181	$10,046,013	$317,231	$3,836,097	$2,463,714
Expenses:
Asset-based charges	632,257	2,020,187	4,572,726	159,622	2,116,433	1,497,319
Less: Reduction for expense limitation	(2,772)	—	—	—	—	—

Net Expenses	629,485	2,020,187	4,572,726	159,622	2,116,433	1,497,319

Net Investment Income (Loss)	147,812	1,155,994	5,473,287	157,609	1,719,664	966,395

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	141,360	1,864,748	497,134	104,898	3,601,833	4,933,854
Net realized gain distribution from the Portfolios	—	2,985,771	—	32,466	3,699,860	5,083,692

Net realized gain (loss)	141,360	4,850,519	497,134	137,364	7,301,693	10,017,546

Net change in unrealized appreciation (depreciation) of investments	1,129,981	23,885,874	59,345,106	2,023,373	22,592,724	13,675,847

Net Realized and Unrealized Gain (Loss) on Investments	1,271,341	28,736,393	59,842,240	2,160,737	29,894,417	23,693,393

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,419,153	$29,892,387	$65,315,527	$2,318,346	$31,614,081	$24,659,788

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,432,661	$1,506,104	$65,038	$2,261,043	$429,719	$2,197,117
Expenses:
Asset-based charges	1,154,389	1,056,085	4,549,347	2,175,971	427,248	4,257,938

Net Investment Income (Loss)	3,278,272	450,019	(4,484,309)	85,072	2,471	(2,060,821)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,768,903	1,251,771	1,055,685	1,743,736	2,404,318	8,882,712
Net realized gain distribution from the Portfolios	4,192,366	1,587,728	24,344,799	2,510,970	2,222,903	25,506,029

Net realized gain (loss)	5,961,269	2,839,499	25,400,484	4,254,706	4,627,221	34,388,741

Net change in unrealized appreciation (depreciation) of investments	8,665,551	16,848,357	82,840,856	35,343,320	3,600,438	63,006,937

Net Realized and Unrealized Gain (Loss) on Investments	14,626,820	19,687,856	108,241,340	39,598,026	8,227,659	97,395,678

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,905,092	$20,137,875	$103,757,031	$39,683,098	$8,230,130	$95,334,857

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,281,311	$2,376,300	$15,432,100	$6,360,190	$25,888	$2,345,506
Expenses:
Asset-based charges	10,048,479	1,250,780	10,442,521	2,806,787	1,230,646	2,175,216

Net Investment Income (Loss)	(6,767,168)	1,125,520	4,989,579	3,553,403	(1,204,758)	170,290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	52,157,172	1,245,496	45,719,514	2,153,239	5,915,581	1,720,661
Net realized gain distribution from the Portfolios	62,967,141	5,848,795	48,506,929	2,438,016	5,562,728	5,627,485

Net realized gain (loss)	115,124,313	7,094,291	94,226,443	4,591,255	11,478,309	7,348,146

Net change in unrealized appreciation (depreciation) of investments	100,084,475	13,063,250	69,578,033	28,899,305	14,430,170	32,345,646

Net Realized and Unrealized Gain (Loss) on Investments	215,208,788	20,157,541	163,804,476	33,490,560	25,908,479	39,693,792

Net Increase (Decrease) in Net Assets Resulting from Operations	$208,441,620	$21,283,061	$168,794,055	$37,043,963	$24,703,721	$39,864,082

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,853,899	$31,037	$—	$3,585,024	$8,076,466	$6,414,207
Expenses:
Asset-based charges	6,582,267	2,389,213	2,421,670	1,521,054	8,797,843	6,096,403

Net Investment Income (Loss)	(2,728,368)	(2,358,176)	(2,421,670)	2,063,970	(721,377)	317,804

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,700,939	3,349,227	3,760,827	1,992,570	24,922,591	24,449,415
Net realized gain distribution from the Portfolios	1,380,090	786,394	—	176,698	29,350,496	26,466,660

Net realized gain (loss)	7,081,029	4,135,621	3,760,827	2,169,268	54,273,087	50,916,075

Net change in unrealized appreciation (depreciation) of investments	110,344,639	51,545,773	53,069,839	20,997,294	90,557,964	50,153,955

Net Realized and Unrealized Gain (Loss) on Investments	117,425,668	55,681,394	56,830,666	23,166,562	144,831,051	101,070,030

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,697,300	$53,323,218	$54,408,996	$25,230,532	$144,109,674	$101,387,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$25,712,543	$1,344,016	$18,865,423	$1,075,404	$749,442	$1,593,826
Expenses:
Asset-based charges	20,112,655	969,033	14,765,717	828,500	2,550,902	496,494
Less: Reduction for expense limitation	(5,265,333)	—	—	(82,539)	—	—

Net Expenses	14,847,322	969,033	14,765,717	745,961	2,550,902	496,494

Net Investment Income (Loss)	10,865,221	374,983	4,099,706	329,443	(1,801,460)	1,097,332

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(6,349,873)	1,293,208	5,178,105	(463)	7,513,292	77,326
Net realized gain distribution from the Portfolios	74,713,795	2,026,884	74,707,983	3,758	—	23,175

Net realized gain (loss)	68,363,922	3,320,092	79,886,088	3,295	7,513,292	100,501

Net change in unrealized appreciation (depreciation) of investments	134,701,412	8,793,005	114,780,996	(2,332)	45,566,835	1,483,616

Net Realized and Unrealized Gain (Loss) on Investments	203,065,334	12,113,097	194,667,084	963	53,080,127	1,584,117

Net Increase (Decrease) in Net Assets Resulting from Operations	$213,930,555	$12,488,080	$198,766,790	$330,406	$51,278,667	$2,681,449

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,702,371	$1,148,666	$3,614,357	$—	$865,464	$195,534
Expenses:
Asset-based charges	945,267	942,860	3,993,587	9,644,427	582,984	502,811

Net Investment Income (Loss)	757,104	205,806	(379,230)	(9,644,427)	282,480	(307,277)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,302)	(258,664)	(1,601,971)	35,014,372	883,731	330,887
Net realized gain distribution from the Portfolios	—	—	20,728,524	19,641,229	3,062,173	1,089,593

Net realized gain (loss)	(10,302)	(258,664)	19,126,553	54,655,601	3,945,904	1,420,480

Net change in unrealized appreciation (depreciation) of investments	237,781	3,177,336	46,959,693	148,161,108	3,968,009	10,468,487

Net Realized and Unrealized Gain (Loss) on Investments	227,479	2,918,672	66,086,246	202,816,709	7,913,913	11,888,967

Net Increase (Decrease) in Net Assets Resulting from Operations	$984,583	$3,124,478	$65,707,016	$193,172,282	$8,196,393	$11,581,690

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$400,742	$286,739	$436,257	$64,722	$1,580,394	$2,682,148
Expenses:
Asset-based charges	514,922	169,058	739,274	88,026	615,729	553,889

Net Investment Income (Loss)	(114,180)	117,681	(303,017)	(23,304)	964,665	2,128,259

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,114,111)	(80,132)	(1,068,467)	(18,860)	353,386	(61,481)
Net realized gain distribution from the Portfolios	—	903,843	6,513,543	1,283,910	3,214,980	—

Net realized gain (loss)	(5,114,111)	823,711	5,445,076	1,265,050	3,568,366	(61,481)

Net change in unrealized appreciation (depreciation) of investments	5,007,076	2,378,192	6,493,386	774,618	7,176,257	2,840,970

Net Realized and Unrealized Gain (Loss) on Investments	(107,035)	3,201,903	11,938,462	2,039,668	10,744,623	2,779,489

Net Increase (Decrease) in Net Assets Resulting from Operations	$(221,215)	$3,319,584	$11,635,445	$2,016,364	$11,709,288	$4,907,748

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$50,303	$—	$16,780,812	$—	$100,645	$90,645
Expenses:
Asset-based charges	279,108	126,152	3,116,267	473,598	250,410	308,945

Net Investment Income (Loss)	(228,805)	(126,152)	13,664,545	(473,598)	(149,765)	(218,300)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(572,039)	(263,865)	(3,967,658)	(799,585)	453,205	686,045
Net realized gain distribution from the Portfolios	2,580,842	1,334,785	—	3,083,904	1,225,130	2,092,695

Net realized gain (loss)	2,008,803	1,070,920	(3,967,658)	2,284,319	1,678,335	2,778,740

Net change in unrealized appreciation (depreciation) of investments	2,923,571	1,247,804	13,969,383	5,176,333	3,547,329	5,237,815

Net Realized and Unrealized Gain (Loss) on Investments	4,932,374	2,318,724	10,001,725	7,460,652	5,225,664	8,016,555

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,703,569	$2,192,572	$23,666,270	$6,987,054	$5,075,899	$7,798,255

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,050,712	$2,272,479	$—	$675,346	$347,771	$366,605
Expenses:
Asset-based charges	8,945,962	1,296,480	1,093,507	623,657	2,945,837	98,427
Less: Reduction for expense limitation	(2,900,124)	—	—	—	—	—

Net Expenses	6,045,838	1,296,480	1,093,507	623,657	2,945,837	98,427

Net Investment Income (Loss)	(995,126)	975,999	(1,093,507)	51,689	(2,598,066)	268,178

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	42,186,969	(242,239)	483,708	2,742,351	13,856,016	(467,762)
Net realized gain distribution from the Portfolios	57,025,812	922,410	6,947,481	3,694,578	21,295,356	—

Net realized gain (loss)	99,212,781	680,171	7,431,189	6,436,929	35,151,372	(467,762)

Net change in unrealized appreciation (depreciation) of investments	84,824,839	4,514,160	15,691,004	3,615,586	35,290,452	985,217

Net Realized and Unrealized Gain (Loss) on Investments	184,037,620	5,194,331	23,122,193	10,052,515	70,441,824	517,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$183,042,494	$6,170,330	$22,028,686	$10,104,204	$67,843,758	$785,633

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$317,684	$1,443,034	$1,677,126	$1,376,846	$352,541	$5,014,434	$—
Expenses:
Asset-based charges	206,552	973,681	1,187,551	996,392	219,784	839,239	241,703

Net Investment Income (Loss)	111,132	469,353	489,575	380,454	132,757	4,175,195	(241,703)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(204,512)	895,409	1,371,913	1,243,758	332,005	(546,329)	(1,018,070)
Net realized gain distribution from the Portfolios	774,466	3,253,761	2,733,897	2,568,502	—	—	—

Net realized gain (loss)	569,954	4,149,170	4,105,810	3,812,260	332,005	(546,329)	(1,018,070)

Net change in unrealized appreciation (depreciation) of investments	1,564,926	8,875,702	13,684,173	12,647,803	3,784,172	(3,086,261)	3,143,451

Net Realized and Unrealized Gain (Loss) on Investments	2,134,880	13,024,872	17,789,983	16,460,063	4,116,177	(3,632,590)	2,125,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,246,012	$13,494,225	$18,279,558	$16,840,517	$4,248,934	$542,605	$1,883,678

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*(a)		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$6,785	$359	$110,151	$44,648	$252,306	$170,653
Net realized gain (loss)	3,398	298	551,628	374,883	23,494	(25,393)
Net change in unrealized appreciation (depreciation) of investments	8,887	(1,305)	1,195,346	(1,020,808)	413,550	(286,996)

Net increase (decrease) in net assets resulting from operations	19,070	(648)	1,857,125	(601,277)	689,350	(141,736)

From Contractowners Transactions:
Payments received from contractowners	78,374	—	1,614,061	1,827,194	3,399,456	2,825,241
Transfers between Variable Investment Options including guaranteed interest account, net	113,052	15,712	404,195	(1,394,588)	1,016,708	366,566
Redemptions for contract benefits and terminations	(3,287)	—	(951,432)	(521,527)	(586,132)	(495,722)
Contract maintenance charges	—	—	(17,051)	(17,642)	(11,468)	(7,289)

Net increase (decrease) in net assets resulting from contractowners transactions	188,139	15.712	1,049,773	(106,563)	3,818,564	2,688,796

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	8	(9)	—	—	173	69

Net Increase (Decrease) in Net Assets	207,217	15,055	2,906,898	(707,840)	4,508,087	2,547,129
Net Assets — Beginning of Year or Period	15,055	—	10,732,111	11,439,951	8,971,783	6,424,654

Net Assets — End of Year or Period	$222,272	$15,055	$13,639,009	$10,732,111	$13,479,870	$8,971,783

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,129,843	$833,150	$455,885	$31,117	$(6,704,525)	$(7,267,911)
Net realized gain (loss)	(8,645,246)	27,167,058	53,068	362,041	40,425,022	82,877,340
Net change in unrealized appreciation (depreciation) of investments	28,995,146	(42,246,578)	607,347	(1,430,500)	165,972,177	(254,592,184)

Net increase (decrease) in net assets resulting from operations	21,479,743	(14,246,370)	1,116,300	(1,037,342)	199,692,674	(178,982,755)

From Contractowners Transactions:
Payments received from contractowners	6,499,948	7,180,698	831,211	868,191	115,434,247	117,673,584
Transfers between Variable Investment Options including guaranteed interest account, net	(3,090,331)	(4,613,175)	(292,222)	453,952	(19,721,606)	(10,044,077)
Redemptions for contract benefits and terminations	(9,228,759)	(9,240,480)	(1,526,312)	(1,784,240)	(65,669,378)	(70,418,328)
Contract maintenance charges	(54,737)	(59,071)	(7,577)	(8,028)	(701,523)	(668,451)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,873,879)	(6,732,028)	(994,900)	(470,125)	29,341,740	36,542,728

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(6)	—	—	—	3,242	—

Net Increase (Decrease) in Net Assets	15,605,858	(20,978,398)	121,400	(1,507,467)	229,037,656	(142,440,027)
Net Assets — Beginning of Year or Period	96,569,629	117,548,027	15,744,371	17,251,838	903,708,753	1,046,148,780

Net Assets — End of Year or Period	$112,175,487	$96,569,629	$15,865,771	$15,744,371	$1,132,746,409	$903,708,753

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT HIGH YIELD BOND*		1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)		1290 VT MICRO CAP*(a)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$812,819	$634,183	$1,031	$361	$(3,154)	$(133)
Net realized gain (loss)	32,911	(68,814)	2,473	19	27,172	7,813
Net change in unrealized appreciation (depreciation) of investments	1,008,918	(1,069,763)	1,566	(925)	28,067	(14,850)

Net increase (decrease) in net assets resulting from operations	1,854,648	(504,394)	5,070	(545)	52,085	(7,170)

From Contractowners Transactions:
Payments received from contractowners	3,730,508	3,177,511	55,808	—	63,828	—
Transfers between Variable Investment Options including guaranteed interest account, net	2,621,289	103,287	970	15,713	113,049	143,924
Redemptions for contract benefits and terminations	(1,276,003)	(1,274,101)	(202)	—	(9,555)	—
Contract maintenance charges	(18,021)	(14,162)	—	—	(7)	—

Net increase (decrease) in net assets resulting from contractowners transactions	5,057,773	1,992,535	56,576	15,713	167,315	143,924

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	112	194	—	—	8	—

Net Increase (Decrease) in Net Assets	6,912,533	1,488,335	61,646	15,168	219,408	136,754
Net Assets — Beginning of Year or Period	14,452,919	12,964,584	15,168	—	136,754	—

Net Assets — End of Year or Period	$21,365,452	$14,452,919	$76,814	$15,168	$356,162	$136,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMALL CAP VALUE*		1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,969	$5,283	$11,960	$8,202	$(178,822)	$(167,692)
Net realized gain (loss)	203,564	183,092	127,714	122,157	2,751,455	3,810,491
Net change in unrealized appreciation (depreciation) of investments	644,902	(721,376)	663,696	(297,969)	12,191,139	(6,618,422)

Net increase (decrease) in net assets resulting from operations	852,435	(533,001)	803,370	(167,610)	14,763,772	(2,975,623)

From Contractowners Transactions:
Payments received from contractowners	1,890,601	961,124	1,512,983	998,255	5,358,387	4,593,592
Transfers between Variable Investment Options including guaranteed interest account, net	408,554	868,118	799,245	483,176	(528,937)	(1,190,221)
Redemptions for contract benefits and terminations	(136,361)	(114,105)	(133,592)	(64,976)	(4,013,047)	(3,717,763)
Contract maintenance charges	(4,876)	(1,794)	(4,415)	(2,773)	(42,925)	(36,714)

Net increase (decrease) in net assets resulting from contractowners transactions	2,157,918	1,713,343	2,174,221	1,413,682	773,478	(351,106)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	253	—	1,052	245	—	13

Net Increase (Decrease) in Net Assets	3,010,606	1,180,342	2,978,643	1,246,317	15,537,250	(3,326,716)
Net Assets — Beginning of Year or Period	2,897,745	1,717,403	2,503,660	1,257,343	51,158,970	54,485,686

Net Assets — End of Year or Period	$5,908,351	$2,897,745	$5,482,303	$2,503,660	$66,696,220	$51,158,970

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	ALL ASSET GROWTH-ALT 20*		AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM		CHARTERSM MODERATE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$412,690	$457,762	$754,823	$511,619	$5,039	$1,189
Net realized gain (loss)	3,684,028	3,610,624	(35,460)	(303,569)	9,445	2,292
Net change in unrealized appreciation (depreciation) of investments	9,291,539	(11,303,094)	3,109,920	(1,122,030)	31,393	(27,271)

Net increase (decrease) in net assets resulting from operations	13,388,257	(7,234,708)	3,829,283	(913,980)	45,877	(23,790)

From Contractowners Transactions:
Payments received from contractowners	8,861,425	9,744,343	7,797,137	7,543,145	84,723	121,181
Transfers between Variable Investment Options including guaranteed interest account, net	(3,126,377)	(5,081,458)	5,217,252	(481,721)	54,407	(72,781)
Redemptions for contract benefits and terminations	(6,229,596)	(5,311,578)	(4,044,578)	(3,710,204)	(7,740)	(41,014)
Contract maintenance charges	(73,337)	(79,159)	(39,278)	(35,073)	(210)	(133)

Net increase (decrease) in net assets resulting from contractowners transactions	(567,885)	(727,852)	8,930,533	3,316,147	131,180	7,253

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(7)	(12)	230	109	—	—

Net Increase (Decrease) in Net Assets	12,820,365	(7,962,572)	12,760,046	2,402,276	177,057	(16,537)
Net Assets — Beginning of Year or Period	76,081,917	84,044,489	47,002,412	44,600,136	307,486	324,023

Net Assets — End of Year or Period	$88,902,282	$76,081,917	$59,762,458	$47,002,412	$484,543	$307,486

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI- SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$634,562	$756,156	$313,331	$1,153,636	$(907,389)	$(190,256)
Net realized gain (loss)	(787,555)	(1,398,413)	7,337,277	6,677,280	9,545,963	8,407,670
Net change in unrealized appreciation (depreciation) of investments	4,402,648	(818,004)	5,632,509	(10,738,671)	12,967,069	(23,564,739)

Net increase (decrease) in net assets resulting from operations	4,249,655	(1,460,261)	13,283,117	(2,907,755)	21,605,643	(15,347,325)

From Contractowners Transactions:
Payments received from contractowners	4,547,787	4,977,469	2,366,202	2,423,750	4,234,791	4,508,888
Transfers between Variable Investment Options including guaranteed interest account, net	(1,162,717)	(1,549,187)	122,664	(61,026)	(2,720,851)	(3,264,487)
Redemptions for contract benefits and terminations	(6,980,001)	(7,665,850)	(3,424,070)	(3,753,173)	(7,815,831)	(9,165,219)
Contract maintenance charges	(56,467)	(59,190)	(21,737)	(22,437)	(50,552)	(58,483)
Adjustments to net assets allocated to contracts in payout period	11,778	21,602	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,639,620)	(4,275,156)	(956,941)	(1,412,886)	(6,352,443)	(7,979,301)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(11,778)	(92,603)	(707)	(1,029)	(3,131)	(3,759)

Net Increase (Decrease) in Net Assets	598,257	(5,828,020)	12,325,469	(4,321,670)	15,250,069	(23,330,385)
Net Assets — Beginning of Year or Period	77,678,189	83,506,209	42,712,332	47,034,002	95,332,435	118,662,820

Net Assets — End of Year or Period	$78,276,446	$77,678,189	$55,037,801	$42,712,332	$110,582,504	$95,332,435

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(34,677)	$(41,602)	$121,806	$(24,540)	$(21,600)	$(35,411)
Net realized gain (loss)	467,164	1,607,820	1,852,608	2,076,477	317,091	824,534
Net change in unrealized appreciation (depreciation) of investments	3,275,467	(3,897,684)	5,629,144	(4,040,654)	1,452,749	(1,917,408)

Net increase (decrease) in net assets resulting from operations	3,707,954	(2,331,466)	7,603,558	(1,988,717)	1,748,240	(1,128,285)

From Contractowners Transactions:
Payments received from contractowners	2,371,184	2,342,731	3,363,550	3,185,015	1,180,000	1,189,622
Transfers between Variable Investment Options including guaranteed interest account, net	158,932	181,970	1,162,116	122,400	(64,899)	302,255
Redemptions for contract benefits and terminations	(1,133,102)	(1,312,501)	(2,224,322)	(1,749,913)	(638,780)	(690,143)
Contract maintenance charges	(14,827)	(14,218)	(23,500)	(22,063)	(7,755)	(6,922)

Net increase (decrease) in net assets resulting from contractowners transactions	1,382,187	1,197,982	2,277,844	1,535,439	468,566	794,812

Net Increase (Decrease) in Net Assets	5,090,141	(1,133,484)	9,881,402	(453,278)	2,216,806	(333,473)
Net Assets — Beginning of Year or Period	15,353,538	16,487,022	26,148,027	26,601,305	7,425,087	7,758,560

Net Assets — End of Year or Period	$20,443,679	$15,353,538	$36,029,429	$26,148,027	$9,641,893	$7,425,087

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,677)	$(13,157)	$(4,506,044)	$(4,823,824)	$2,705,342	$2,447,018
Net realized gain (loss)	793,563	517,750	38,282,566	71,773,915	60,659,387	54,467,651
Net change in unrealized appreciation (depreciation) of investments	1,644,700	(1,790,411)	55,713,955	(99,934,897)	84,882,878	(127,309,715)

Net increase (decrease) in net assets resulting from operations	2,425,586	(1,285,818)	89,490,477	(32,984,806)	148,247,607	(70,395,046)

From Contractowners Transactions:
Payments received from contractowners	1,807,968	2,432,956	22,057,719	18,271,944	63,835,747	64,930,791
Transfers between Variable Investment Options including guaranteed interest account, net	(430,633)	(770,575)	(1,624,274)	(6,744,774)	(20,976,803)	(21,537,693)
Redemptions for contract benefits and terminations	(1,684,465)	(2,355,091)	(29,453,052)	(32,641,066)	(43,392,558)	(45,523,069)
Contract maintenance charges	(24,297)	(24,747)	(186,530)	(192,474)	(865,428)	(888,079)
Adjustments to net assets allocated to contracts in payout period	—	—	(269,913)	390,455	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(331,427)	(717,457)	(9,476,050)	(20,915,915)	(1,399,042)	(3,018,050)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	(9)	269,913	(307,458)	(14)	140

Net Increase (Decrease) in Net Assets	2,094,159	(2,003,284)	80,284,340	(54,208,179)	146,848,551	(73,412,956)
Net Assets — Beginning of Year or Period	16,916,008	18,919,292	342,696,643	396,904,822	646,106,484	719,519,440

Net Assets — End of Year or Period	$19,010,167	$16,916,008	$422,980,983	$342,696,643	$792,955,035	$646,106,484

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(a)(b)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$846,142	$285,209	$314,651	$(110,434)	$5,252,992	$2,626,800
Net realized gain (loss)	465,988	(114,911)	5,204,454	5,698,245	66,384,708	114,266,943
Net change in unrealized appreciation (depreciation) of investments	22,429,314	(9,724,062)	11,451,213	(12,443,190)	79,536,403	(186,267,444)

Net increase (decrease) in net assets resulting from operations	23,741,444	(9,553,764)	16,970,318	(6,855,379)	151,174,103	(69,373,701)

From Contractowners Transactions:
Payments received from contractowners	22,773,687	5,089,424	6,928,990	5,676,529	59,064,945	59,914,505
Transfers between Variable Investment Options including guaranteed interest account, net	(2,334,020)	86,347,665	628,420	(303,746)	(18,166,775)	(27,532,883)
Redemptions for contract benefits and terminations	(4,753,613)	(1,034,364)	(9,766,819)	(9,970,672)	(55,042,915)	(59,207,258)
Contract maintenance charges	(122,993)	(25,049)	(1,249,733)	(1,279,528)	(422,680)	(444,505)

Net increase (decrease) in net assets resulting from contractowners transactions	15,563,061	90,377,676	(3,459,142)	(5,877,417)	(14,567,425)	(27,270,141)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,549	1,780	(8)	2,513	(9)	43,216

Net Increase (Decrease) in Net Assets	39,306,054	80,825,692	13,511,168	(12,730,283)	136,606,669	(96,600,626)
Net Assets — Beginning of Year or Period	80,825,692	—	120,009,714	132,739,997	694,917,147	791,517,773

Net Assets — End of Year or Period	$120,131,746	$80,825.692	$133,520,882	$120,009,714	$831,523,816	$694,917,147

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(b)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,696,198)	$(1,671,644)	$(1,956,343)	$(1,802,472)	$(247,938)	$598,477
Net realized gain (loss)	42,252,612	44,107,481	11,398,904	14,388,819	(1,512,323)	13,823,078
Net change in unrealized appreciation (depreciation) of investments	20,326,864	(54,661,609)	30,964,310	(13,579,950)	8,839,269	(17,278,033)

Net increase (decrease) in net assets resulting from operations	60,883,278	(12,225,772)	40,406,871	(993,603)	7,079,008	(2,856,478)

From Contractowners Transactions:
Payments received from contractowners	8,009,030	9,068,612	5,176,981	5,877,802	1,218,660	1,145,765
Transfers between Variable Investment Options including guaranteed interest account, net	(4,786,954)	(6,904,479)	(7,954,196)	(11,986,031)	(369,397)	(1,205,581)
Redemptions for contract benefits and terminations	(16,265,281)	(17,611,618)	(14,260,922)	(14,740,472)	(2,269,735)	(2,227,955)
Contract maintenance charges	(71,322)	(74,056)	(43,379)	(44,779)	(27,536)	(27,702)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,114,527)	(15,521,541)	(17,081,516)	(20,893,480)	(1,448,008)	(2,315,473)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	5	5	—	—

Net Increase (Decrease) in Net Assets	47,768,751	(27,747,313)	23,325,360	(21,887,078)	5,631,000	(5,171,951)
Net Assets — Beginning of Year or Period	198,896,833	226,644,146	138,905,955	160,793,033	22,768,524	27,940,475

Net Assets — End of Year or Period	$246,665,584	$198,896,833	$162,231,315	$138,905,955	$28,399,524	$22,768,524

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,182,010	$4,393,528	$461,733	$276,946	$104,526	$3,158
Net realized gain (loss)	244,766,463	263,974,666	1,479,199	1,556,488	909,599	1,090,053
Net change in unrealized appreciation (depreciation) of investments	329,709,349	(416,528,514)	5,721,027	(4,653,684)	2,680,894	(2,483,394)

Net increase (decrease) in net assets resulting from operations	581,657,822	(148,160,320)	7,661,959	(2,820,250)	3,695,019	(1,390,183)

From Contractowners Transactions:
Payments received from contractowners	61,929,128	56,435,102	8,952,259	7,504,901	4,298,413	3,686,033
Transfers between Variable Investment Options including guaranteed interest account, net	(48,143,910)	(47,110,915)	817,799	(2,269,399)	419,146	614,295
Redemptions for contract benefits and terminations	(208,305,940)	(211,845,122)	(11,580,923)	(11,572,474)	(2,891,798)	(2,353,452)
Contract maintenance charges	(981,355)	(1,016,467)	(168,823)	(180,213)	(134,775)	(136,900)
Adjustments to net assets allocated to contracts in payout period	(1,125,956)	2,454,830	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(196,628,033)	(201,082,572)	(1,979,688)	(6,517,185)	1,690,986	1,809,976

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,487,900	(2,382,112)	(850)	234	(5)	—

Net Increase (Decrease) in Net Assets	386,517,689	(351,625,004)	5,681,421	(9,337,201)	5,386,000	419,793
Net Assets — Beginning of Year or Period	2,090,260,185	2,441,885,189	97,138,590	106,475,791	30,085,180	29,665,387

Net Assets — End of Year or Period	$2,476,777,874	$2,090,260,185	$102,820,011	$97,138,590	$35,471,180	$30,085,180

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$46,164	$1,911	$852,589	$568,769	$860,458	$763,971
Net realized gain (loss)	102,387	274,982	6,505,571	8,760,387	(197,193)	(670,503)
Net change in unrealized appreciation (depreciation) of investments	554,525	(518,616)	16,930,932	(19,621,941)	4,963,222	(1,226,222)

Net increase (decrease) in net assets resulting from operations	703,076	(241,723)	24,289,092	(10,292,785)	5,626,487	(1,132,754)

From Contractowners Transactions:
Payments received from contractowners	1,016,940	787,459	19,942,779	22,882,666	10,533,183	11,226,801
Transfers between Variable Investment Options including guaranteed interest account, net	666,282	(93,549)	(5,559,877)	(7,949,747)	3,089,238	(800,175)
Redemptions for contract benefits and terminations	(629,950)	(1,309,654)	(19,811,520)	(22,214,334)	(9,466,891)	(10,155,055)
Contract maintenance charges	(58,122)	(61,097)	(350,640)	(375,162)	(83,432)	(83,649)

Net increase (decrease) in net assets resulting from contractowners transactions	995,150	(676,841)	(5,779,258)	(7,656,577)	4,072,098	187,922

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(27)	(25)	(8)	5	—	—

Net Increase (Decrease) in Net Assets	1,698,199	(918,589)	18,509,826	(17,949,357)	9,698,585	(944,832)
Net Assets — Beginning of Year or Period	8,883,053	9,801,642	202,613,565	220,562,922	113,194,292	114,139,124

Net Assets — End of Year or Period	$10,581,252	$8,883,053	$221,123,391	$202,613,565	$122,892,877	$113,194,292

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(a)(c)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,532	$21,465	$6,729,477	$3,243,990	$(1,175,778)	$(29,087)
Net realized gain (loss)	(232,274)	652,753	114,177,994	119,125,969	2,052,181	(722,527)
Net change in unrealized appreciation (depreciation) of investments	2,596,859	(3,338,002)	343,519,815	(226,237,774)	114,752,425	(50,425,726)

Net increase (decrease) in net assets resulting from operations	2,435,117	(2,663,784)	464,427,286	(103,867,815)	115,628,828	(51,177,340)

From Contractowners Transactions:
Payments received from contractowners	2,797,414	2,969,564	181,718,842	152,332,600	44,206,762	10,389,079
Transfers between Variable Investment Options including guaranteed interest account, net	(160,255)	1,330,892	(8,948,998)	8,593,767	(18,884,330)	440,614,693
Redemptions for contract benefits and terminations	(950,355)	(990,059)	(118,047,271)	(114,043,892)	(31,117,158)	(6,029,920)
Contract maintenance charges	(12,857)	(9,625)	(1,122,673)	(989,367)	(261,276)	(60,798)
Adjustments to net assets allocated to contracts in payout period	—	—	(585,413)	622,694	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,673,947	3,300,772	53,014,487	46,515,802	(6,056,002)	444,913,054

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(9)	904	603,014	(919,927)	(7)	5

Net Increase (Decrease) in Net Assets	4,109,055	637,892	518,044,787	(58,271,940)	109,572,819	393,735,719
Net Assets — Beginning of Year or Period	13,777,782	13,139,890	1,579,158,004	1,637,429,944	393,735,719	—

Net Assets — End of Year or Period	$17,886,837	$13,777,782	$2,097,202,791	$1,579,158,004	$503,308,538	$393,735,719

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(c)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*		EQ/FRANKLIN RISING DIVIDENDS*(a)		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,195,341	$1,428,362	$30,593	$1,123	$(66,321)	$(134,877)
Net realized gain (loss)	2,761,939	6,030,416	68,079	(181)	1,399,970	3,717,171
Net change in unrealized appreciation (depreciation) of investments	8,213,074	(12,301,281)	1,172,563	(65,283)	2,720,553	(6,359,128)

Net increase (decrease) in net assets resulting from operations	12,170,354	(4,842,503)	1,271,235	(64,341)	4,054,202	(2,776,834)

From Contractowners Transactions:
Payments received from contractowners	4,968,938	6,292,298	3,070,840	221,674	1,185,629	1,261,871
Transfers between Variable Investment Options including guaranteed interest account, net	(1,952,681)	(3,491,841)	5,437,874	1,184,759	(616,097)	(656,442)
Redemptions for contract benefits and terminations	(7,526,550)	(9,482,913)	(158,483)	(1,455)	(1,485,179)	(1,489,948)
Contract maintenance charges	(62,305)	(66,487)	(175)	—	(10,063)	(10,454)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,572,598)	(6,748,943)	8,350,056	1,404,978	(925,710)	(894,973)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	430	49	1,038	246

Net Increase (Decrease) in Net Assets	7,597,756	(11,591,446)	9,621,721	1,340,686	3,129,530	(3,671,561)
Net Assets — Beginning of Year or Period	82,609,512	94,200,958	1,340,686	—	17,249,288	20,920,849

Net Assets — End of Year or Period	$90,207,268	$82,609,512	$10,962,407	$1,340,686	$20,378,818	$17,249,288

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$576,439	$706,752	$(211,588)	$36,510	$201,472	$(1,006,250)
Net realized gain (loss)	2,663,366	18,447,420	(21,654)	(888,604)	25,545,713	45,457,453
Net change in unrealized appreciation (depreciation) of investments	10,031,376	(26,381,898)	2,590,860	(697,937)	50,897,621	(95,627,850)

Net increase (decrease) in net assets resulting from operations	13,271,181	(7,227,726)	2,357,618	(1,550,031)	76,644,806	(51,176,647)

From Contractowners Transactions:
Payments received from contractowners	5,062,923	5,763,747	3,386,120	4,201,689	18,444,651	20,032,246
Transfers between Variable Investment Options including guaranteed interest account, net	(2,570,624)	(3,054,268)	(1,752,296)	(727,723)	(12,563,733)	(12,767,709)
Redemptions for contract benefits and terminations	(6,526,798)	(5,648,447)	(5,045,801)	(6,146,189)	(27,827,871)	(29,654,825)
Contract maintenance charges	(60,201)	(65,560)	(29,007)	(30,474)	(179,899)	(197,004)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,094,700)	(3,004,528)	(3,440,984)	(2,702,697)	(22,126,852)	(22,587,292)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	9,453	—

Net Increase (Decrease) in Net Assets	9,176,481	(10,232,254)	(1,083,366)	(4,252,728)	54,527,407	(73,763,939)
Net Assets — Beginning of Year or Period	66,163,135	76,395,389	49,647,281	53,900,009	332,481,616	406,245,555

Net Assets — End of Year or Period	$75,339,616	$66,163,135	$48,563,915	$49,647,281	$387,009,023	$332,481,616

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(a)(d)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(213,826)	$(15,223)	$5,394	$(38)	$147,812	$(2,839)
Net realized gain (loss)	1,525,536	(56,646)	68,441	79,665	141,360	(115,307)
Net change in unrealized appreciation (depreciation) of investments	13,384,598	(5,216,599)	157,700	(176,494)	1,129,981	(147,332)

Net increase (decrease) in net assets resulting from operations	14,696,308	(5,288,468)	231,535	(96,867)	1,419,153	(265,478)

From Contractowners Transactions:
Payments received from contractowners	5,343,007	1,132,922	7,000	6,726	2,188,390	2,526,022
Transfers between Variable Investment Options including guaranteed interest account, net	(1,913,393)	55,201,043	—	—	609,307	(439,506)
Redemptions for contract benefits and terminations	(3,997,766)	(631,993)	(114,272)	(143,921)	(4,582,255)	(5,316,806)
Contract maintenance charges	(29,510)	(6,719)	—	(13)	(33,026)	(37,503)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	8,929	31,755

Net increase (decrease) in net assets resulting from contractowners transactions	(597,662)	55,695,253	(107,272)	(137,208)	(1,808,655)	(3,236,038)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	1,791	—	(8)	(11,396)	11,964

Net Increase (Decrease) in Net Assets	14,098,646	50,408,576	124,263	(234,083)	(400,898)	(3,489,552)
Net Assets — Beginning of Year or Period	50,408,576	—	1,294,297	1,528,380	50,279,666	53,769,218

Net Assets — End of Year or Period	$64,507,222	$50,408,576	$1,418,560	$1,294,297	$49,878,768	$50,279,666

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(d)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,155,994	$718,932	$5,473,287	$4,008,521	$157,609	$80,635
Net realized gain (loss)	4,850,519	3,938,397	497,134	3,027,510	137,364	100,301
Net change in unrealized appreciation (depreciation) of investments	23,885,874	(32,353,036)	59,345,106	(69,984,100)	2,023,373	(2,245,687)

Net increase (decrease) in net assets resulting from operations	29,892,387	(27,695,707)	65,315,527	(62,948,069)	2,318,346	(2,064,751)

From Contractowners Transactions:
Payments received from contractowners	10,425,136	10,940,217	22,671,626	18,531,809	1,796,859	1,743,123
Transfers between Variable Investment Options including guaranteed interest account, net	(3,957,323)	(3,673,355)	(1,168,198)	(5,518,424)	(128,053)	190,789
Redemptions for contract benefits and terminations	(12,013,995)	(13,137,648)	(27,811,377)	(31,561,686)	(985,855)	(826,577)
Contract maintenance charges	(78,915)	(87,652)	(171,035)	(187,030)	(9,373)	(8,510)
Adjustments to net assets allocated to contracts in payout period	—	—	(123,289)	348,127	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(5,625,097)	(5,958,438)	(6,602,273)	(18,387,204)	673,578	1,098,825

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	123,289	(216,493)	—	—

Net Increase (Decrease) in Net Assets	24,267,290	(33,654,145)	58,836,543	(81,551,766)	2,991,924	(965,926)
Net Assets — Beginning of Year or Period	145,289,914	178,944,059	320,156,062	401,707,828	11,295,290	12,261,216

Net Assets — End of Year or Period	$169,557,204	$145,289,914	$378,992,605	$320,156,062	$14,287,214	$11,295,290

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(a)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,719,664	$768,344	$966,395	$317,436	$3,278,272	$270,041
Net realized gain (loss)	7,301,693	3,214,629	10,017,546	10,734,352	5,961,269	37,100
Net change in unrealized appreciation (depreciation) of investments	22,592,724	(36,821,113)	13,675,847	(27,806,770)	8,665,551	(1,588,691)

Net increase (decrease) in net assets resulting from operations	31,614,081	(32,838,140)	24,659,788	(16,754,982)	17,905,092	(1,281,550)

From Contractowners Transactions:
Payments received from contractowners	9,169,550	10,061,785	7,761,424	8,162,693	10,160,563	2,185,863
Transfers between Variable Investment Options including guaranteed interest account, net	(4,703,443)	(5,249,871)	(3,372,829)	(1,459,585)	(4,454,158)	85,912,933
Redemptions for contract benefits and terminations	(11,846,697)	(13,911,637)	(9,947,064)	(10,902,078)	(6,773,644)	(1,367,880)
Contract maintenance charges	(80,046)	(91,852)	(50,835)	(53,737)	(52,356)	(11,965)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,460,636)	(9,191,575)	(5,609,304)	(4,252,707)	(1,119,595)	86,718,951

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	—	2,859

Net Increase (Decrease) in Net Assets	24,153,445	(42,029,715)	19,050,484	(21,007,689)	16,785,497	85,440,260
Net Assets — Beginning of Year or Period	152,725,050	194,754,765	107,363,981	128,371,670	85,440,260	—

Net Assets — End of Year or Period	$176,878,495	$152,725,050	$126,414,465	$107,363,981	$102,225,757	$85,440,260

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(e)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(a)(f)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$450,019	$(25,999)	$(4,484,309)	$(4,065,915)	$85,072	$(245,797)
Net realized gain (loss)	2,839,499	(52,073)	25,400,484	17,865,388	4,254,706	20,828,375
Net change in unrealized appreciation (depreciation) of investments	16,848,357	(4,051,141)	82,840,856	(22,973,750)	35,343,320	(48,790,083)

Net increase (decrease) in net assets resulting from operations	20,137,875	(4,129,213)	103,757,031	(9,174,277)	39,683,098	(28,207,505)

From Contractowners Transactions:
Payments received from contractowners	11,138,695	2,457,784	32,891,120	29,701,726	25,162,650	23,594,517
Transfers between Variable Investment Options including guaranteed interest account, net	(3,472,732)	77,200,914	(5,033,660)	(5,740,378)	3,540,683	19,777,540
Redemptions for contract benefits and terminations	(5,574,454)	(982,235)	(23,437,132)	(21,956,588)	(12,084,772)	(11,724,449)
Contract maintenance charges	(57,179)	(12,578)	(187,866)	(177,417)	(111,757)	(81,098)

Net increase (decrease) in net assets resulting from contractowners transactions	2,034,330	78,663,885	4,232,462	1,827,343	16,506,804	31,566,510

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	3,688	4,630	17,502	—	—

Net Increase (Decrease) in Net Assets	22,172,205	74,538,360	107,994,123	(7,329,432)	56,189,902	3,359,005
Net Assets — Beginning of Year or Period	74,538,360	—	297,019,489	304,348,921	146,683,011	143,324,006

Net Assets — End of Year or Period	$96,710,565	$74,538,360	$405,013,612	$297,019,489	$202,872,913	$146,683,011

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(f)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$2,471	$(84,153)	$(2,060,821)	$(1,897,769)	$(6,767,168)	$(6,336,120)
Net realized gain (loss)	4,627,221	5,045,042	34,388,741	32,307,674	115,124,313	117,814,118
Net change in unrealized appreciation (depreciation) of investments	3,600,438	(7,407,438)	63,006,937	(40,899,073)	100,084,475	(138,387,476)

Net increase (decrease) in net assets resulting from operations	8,230,130	(2,446,549)	95,334,857	(10,489,168)	208,441,620	(26,909,478)

From Contractowners Transactions:
Payments received from contractowners	1,424,764	1,482,087	30,859,137	28,084,656	24,509,137	26,075,022
Transfers between Variable Investment Options including guaranteed interest account, net	(840,132)	61,233	(3,285,560)	(1,331,945)	(24,422,568)	(26,559,122)
Redemptions for contract benefits and terminations	(2,951,931)	(2,887,363)	(22,779,998)	(22,160,025)	(52,731,813)	(53,207,041)
Contract maintenance charges	(16,826)	(16,668)	(260,793)	(223,107)	(351,608)	(367,590)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,384,125)	(1,360,711)	4,532,786	4,369,579	(52,996,852)	(54,058,731)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	23,593	25,509	13

Net Increase (Decrease) in Net Assets	5,846,005	(3,807,260)	99,867,643	(6,095,996)	155,470,277	(80,968,196)
Net Assets — Beginning of Year or Period	29,922,095	33,729,355	281,342,733	287,438,729	670,915,625	751,883,821

Net Assets — End of Year or Period	$35,768,100	$29,922,095	$381,210,376	$281,342,733	$826,385,902	$670,915,625

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(a)(g)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,125,520	$790,181	$4,989,579	$9,604,119	$3,553,403	$(159,546)
Net realized gain (loss)	7,094,291	6,306,909	94,226,443	99,652,554	4,591,255	32,865
Net change in unrealized appreciation (depreciation) of investments	13,063,250	(16,515,277)	69,578,033	(200,567,880)	28,899,305	(2,644,086)

Net increase (decrease) in net assets resulting from operations	21,283,061	(9,418,187)	168,794,055	(91,311,207)	37,043,963	(2,770,767)

From Contractowners Transactions:
Payments received from contractowners	12,342,008	11,810,093	25,716,925	27,313,942	30,132,472	6,577,607
Transfers between Variable Investment Options including guaranteed interest account, net .	2,585,552	(899,661)	(19,559,743)	(23,740,687)	(2,749,256)	206,609,472
Redemptions for contract benefits and terminations	(7,543,108)	(6,196,636)	(58,294,521)	(69,251,905)	(15,048,137)	(2,638,966)
Contract maintenance charges	(80,803)	(73,249)	(367,134)	(401,191)	(131,871)	(30,696)
Adjustments to net assets allocated to contracts in payout period	—	—	(262,115)	737,230	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	7,303,649	4,640,547	(52,766,588)	(65,342,611)	12,203,208	210,517,417

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	262,115	(891,995)	—	7

Net Increase (Decrease) in Net Assets	28,586,710	(4,777,640)	116,289,582	(157,545,813)	49,247,171	207,746,657
Net Assets — Beginning of Year or Period	85,584,145	90,361,785	728,957,478	886,503,291	207,746,657	—

Net Assets — End of Year or Period	$114,170,855	$85,584,145	$845,247,060	$728,957,478	$256,993,828	$207,746,657

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(g)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(a)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(1,204,758)	$(1,126,880)	$170,290	$(492,662)	$(2,728,368)	$(1,159,296)
Net realized gain (loss)	11,478,309	17,111,611	7,348,146	18,490,545	7,081,029	(223,258)
Net change in unrealized appreciation (depreciation) of investments	14,430,170	(19,594,762)	32,345,646	(35,257,217)	110,344,639	(20,109,335)

Net increase (decrease) in net assets resulting from operations	24,703,721	(3,610,031)	39,864,082	(17,259,334)	114,697,300	(21,491,889)

From Contractowners Transactions:
Payments received from contractowners	6,219,734	6,159,122	24,491,292	21,924,509	77,448,832	17,105,603
Transfers between Variable Investment Options including guaranteed interest account, net	(1,796,609)	(1,706,440)	1,232,908	3,867,808	(7,377,775)	464,491,046
Redemptions for contract benefits and terminations	(8,151,190)	(7,929,094)	(11,660,211)	(11,215,178)	(29,681,763)	(5,719,416)
Contract maintenance charges	(30,200)	(28,758)	(147,313)	(124,049)	(375,596)	(77,490)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,758,265)	(3,505,170)	13,916,676	14,453,090	40,013,698	475,799,743

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	1,648	7.754

Net Increase (Decrease) in Net Assets	20,945,456	(7,115,201)	53,780,758	(2,806,244)	154,712,646	454,315.608
Net Assets — Beginning of Year or Period	84,200,984	91,316,185	149,389,701	152,195,945	454,315,608	—

Net Assets — End of Year or Period	$105,146,440	$84,200,984	$203,170,459	$149,389,701	$609,028,254	$454,315,608

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(h)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(a)(i)		EQ/MFS TECHNOLOGY*(a)(j)		EQ/MFS UTILITIES SERIES*(a)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(2,358,176)	$(388,617)	$(2,421,670)	$(410,657)	$2,063,970	$277,064
Net realized gain (loss)	4,135,621	(199,228)	3,760,827	(608,223)	2,169,268	(66,087)
Net change in unrealized appreciation (depreciation) of investments	51,545,773	(14,300,034)	53,069,839	(17,211,489)	20,997,294	(4,285,066)

Net increase (decrease) in net assets resulting from operations	53,323,218	(14,887,879)	54,408,996	(18,230,369)	25,230,532	(4,074,089)

From Contractowners Transactions:
Payments received from contractowners	23,624,080	4,863,523	28,504,562	5,913,581	12,253,973	2,548,330
Transfers between Variable Investment Options including guaranteed interest account, net	2,095,028	161,857,703	(3,186,341)	169,301,791	(3,802,372)	113,099,756
Redemptions for contract benefits and terminations	(11,909,928)	(2,323,939)	(11,598,084)	(1,862,825)	(9,777,258)	(1,754,911)
Contract maintenance charges	(106,666)	(20,800)	(125,822)	(23,021)	(69,787)	(15,257)

Net increase (decrease) in net assets resulting from contractowners transactions	13,702,514	164,376,487	13,594,315	173,329,526	(1,395,444)	113,877,918

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(7)	1,143	—	6	341	1,383

Net Increase (Decrease) in Net Assets	67,025,725	149,489,751	68,003,311	155,099,163	23,835,429	109,805,212
Net Assets — Beginning of Year or Period	149,489,751	—	155,099,163	—	109,805,212	—

Net Assets — End of Year or Period	$216,515,476	$149,489,751	$223,102,474	$155,099,163	$133,640,641	$109,805,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(i)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(j)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(k)	EQ/MFS Utility Series replaced MFS® Utility Series due to a substitution on October 22, 2018.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(721,377)	$(1,186,416)	$317,804	$(554,857)	$10,865,221	$10,041,841
Net realized gain (loss)	54,273,087	89,024,847	50,916,075	74,725,123	68,363,922	64,867,353
Net change in unrealized appreciation (depreciation) of investments	90,557,964	(175,210,975)	50,153,955	(144,651,271)	134,701,412	(165,312,266)

Net increase (decrease) in net assets resulting from operations	144,109,674	(87,372,544)	101,387,834	(70,481,005)	213,930,555	(90,403,072)

From Contractowners Transactions:
Payments received from contractowners	69,119,509	64,026,707	17,733,029	19,011,601	102,685,950	110,148,996
Transfers between Variable Investment Options including guaranteed interest account, net	(4,427,146)	(5,157,708)	(13,046,428)	(16,838,888)	(43,552,097)	(48,379,435)
Redemptions for contract benefits and terminations	(43,073,348)	(45,350,056)	(31,751,283)	(39,384,341)	(133,886,747)	(145,462,412)
Contract maintenance charges	(406,987)	(376,101)	(215,958)	(236,788)	(1,797,562)	(1,912,457)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(126,997)	897,108

Net increase (decrease) in net assets resulting from contractowners transactions	21,212,028	13,142,842	(27,280,640)	(37,448,416)	(76,677,453)	(84,708,200)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	529	5,736	—	5	(223,857)	(573,249)

Net Increase (Decrease) in Net Assets	165,322,231	(74,223,966)	74,107,194	(107,929,416)	137,029,245	(175,684,521)
Net Assets — Beginning of Year or Period	597,179,820	671,403,786	415,507,436	523,436,852	1,509,802,553	1,685,487,074

Net Assets — End of Year or Period	$762,502,051	$597,179,820	$489,614,630	$415,507,436	$1,646,831,798	$1,509,802,553

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$374,983	$76,350	$4,099,706	$4,038,198	$329,443	$128,764
Net realized gain (loss)	3,320,092	2,857,160	79,886,088	73,696,052	3,295	1,170
Net change in unrealized appreciation (depreciation) of investments	8,793,005	(7,768,255)	114,780,996	(171,524,919)	(2,332)	2,056

Net increase (decrease) in net assets resulting from operations	12,488,080	(4,834,745)	198,766,790	(93,790,669)	330,406	131,990

From Contractowners Transactions:
Payments received from contractowners	15,225,016	16,249,680	90,473,043	96,998,296	90,825,975	64,029,379
Transfers between Variable Investment Options including guaranteed interest account, net	(1,357,846)	(915,173)	(35,956,257)	(39,708,452)	(79,873,850)	(46,034,985)
Redemptions for contract benefits and terminations	(5,498,740)	(4,067,251)	(80,529,254)	(88,442,368)	(15,922,325)	(13,583,035)
Contract maintenance charges	(160,842)	(155,509)	(1,422,939)	(1,507,600)	(82,801)	(87,663)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	15,499	19,295

Net increase (decrease) in net assets resulting from contractowners transactions	8,207,588	11,111,747	(27,435,407)	(32,660,124)	(5,037,502)	4,342,991

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	(32)	19	53,834	(246,353)

Net Increase (Decrease) in Net Assets	20,695,668	6,277,002	171,331,351	(126,450,774)	(4,653,262)	4,228,628
Net Assets — Beginning of Year or Period	72,443,970	66,166,968	1,084,634,899	1,211,085,673	73,959,791	69,731,163

Net Assets — End of Year or Period	$93,139,638	$72,443,970	$1,255,966,250	$1,084,634,899	$69,306,529	$73,959,791

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/OPPENHEIMER GLOBAL*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,801,460)	$(1,638,486)	$1,097,332	$516,193	$757,104	$551,291
Net realized gain (loss)	7,513,292	13,815,511	100,501	91,701	(10,302)	46,442
Net change in unrealized appreciation (depreciation) of investments	45,566,835	(40,603,490)	1,483,616	(1,536,910)	237,781	(817,647)

Net increase (decrease) in net assets resulting from operations	51,278,667	(28,426,465)	2,681,449	(929,016)	984,583	(219,914)

From Contractowners Transactions:
Payments received from contractowners	28,062,692	25,459,235	7,367,131	6,704,911	5,777,174	6,145,379
Transfers between Variable Investment Options including guaranteed interest account, net .	1,620,663	5,952,625	875,754	642,022	(1,190,844)	486,601
Redemptions for contract benefits and terminations	(13,595,481)	(12,883,440)	(2,916,410)	(3,051,505)	(8,000,942)	(9,144,338)
Contract maintenance charges	(152,901)	(128,093)	(28,681)	(25,218)	(46,184)	(50,104)

Net increase (decrease) in net assets resulting from contractowners transactions	15,934,973	18,400,327	5,297,794	4,270,210	(3,460,796)	(2,562,462)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,778	1,138	723	43	—	5

Net Increase (Decrease) in Net Assets	67,215,418	(10,025,000)	7,979,966	3,341,237	(2,476,213)	(2,782,371)
Net Assets — Beginning of Year or Period	167,841,357	177,866,357	38,574,913	35,233,676	78,110,811	80,893,182

Net Assets — End of Year or Period	$235,056,775	$167,841,357	$46,554,879	$38,574,913	$75,634,598	$78,110,811

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,806	$303,636	$(379,230)	$(983,139)	$(9,644,427)	$(8,498,394)
Net realized gain (loss)	(258,664)	(849,865)	19,126,553	34,004,815	54,655,601	98,494,576
Net change in unrealized appreciation (depreciation) of investments	3,177,336	(422,620)	46,959,693	(71,723,231)	148,161,108	(112,379,659)

Net increase (decrease) in net assets resulting from operations	3,124,478	(968,849)	65,707,016	(38,701,555)	193,172,282	(22,383,477)

From Contractowners Transactions:
Payments received from contractowners	3,978,082	4,382,021	30,419,921	25,354,001	89,636,841	81,068,774
Transfers between Variable Investment Options including guaranteed interest account, net	(1,238,512)	(1,929,904)	(546,874)	(3,239,886)	866,439	16,538,234
Redemptions for contract benefits and terminations	(6,703,224)	(6,979,178)	(20,406,603)	(22,001,351)	(46,458,311)	(42,838,275)
Contract maintenance charges	(46,460)	(49,517)	(163,716)	(157,868)	(454,476)	(387,652)
Adjustments to net assets allocated to contracts in payout period	15,859	40,370	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,994,255)	(4,536,208)	9,302,728	(45,104)	43,590,493	54,381,081

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(15,859)	(110,370)	—	—	4,937	1,519

Net Increase (Decrease) in Net Assets	(885,636)	(5,615,427)	75,009,744	(38,746,659)	236,767,712	31,999,123
Net Assets — Beginning of Year or Period	74,332,580	79,948,007	274,021,927	312,768,586	638,685,846	606,686,723

Net Assets — End of Year or Period	$73,446,944	$74,332,580	$349,031,671	$274,021,927	$875,453,558	$638,685,846

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(a)(l)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$282,480	$757,429	$(307,277)	$(390,296)	$(114,180)	$(66,788)
Net realized gain (loss)	3,945,904	7,146,337	1,420,480	4,827,892	(5,114,111)	(575,760)
Net change in unrealized appreciation (depreciation) of investments	3,968,009	(14,446,897)	10,468,487	(10,136,559)	5,007,076	(17,327,646)

Net increase (decrease) in net assets resulting from operations	8,196,393	(6,543,131)	11,581,690	(5,698,963)	(221,215)	(17,970,194)

From Contractowners Transactions:
Payments received from contractowners	3,591,919	3,824,320	1,933,815	2,620,554	6,411,595	1,475,978
Transfers between Variable Investment Options including guaranteed interest account, net	(921,304)	(1,913,282)	(428,840)	(2,626,528)	1,451,019	54,799,740
Redemptions for contract benefits and terminations	(3,705,685)	(3,940,188)	(3,072,010)	(2,891,951)	(3,769,275)	(643,261)
Contract maintenance charges	(42,015)	(44,789)	(16,539)	(16,207)	(23,977)	(6,298)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,077,085)	(2,073,939)	(1,583,574)	(2,914,132)	4,069,362	55,626,159

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	—	3,489

Net Increase (Decrease) in Net Assets	7,119,308	(8,617,070)	9,998,116	(8,613,095)	3,848,147	37,659,454
Net Assets — Beginning of Year or Period	42,582,449	51,199,519	33,725,164	42,338,259	37,659,454	—

Net Assets — End of Year or Period	$49,701,757	$42,582,449	$43,723,280	$33,725,164	$41,507,601	$37,659,454

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(l)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced IVY VIP Energy due to a substitution on October 22, 2018.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO		INVESCO OPPENHEIMER V.I. MAIN STREET FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$117,681	$129,840	$(303,017)	$(454,798)	$(23,304)	$(13,352)
Net realized gain (loss)	823,711	450,631	5,445,076	4,696,747	1,265,050	529,895
Net change in unrealized appreciation (depreciation) of investments	2,378,192	(1,857,002)	6,493,386	(13,889,386)	774,618	(1,140,842)

Net increase (decrease) in net assets resulting from operations	3,319,584	(1,276,531)	11,635,445	(9,647,437)	2,016,364	(624,299)

From Contractowners Transactions:
Payments received from contractowners	2,736,715	1,959,717	11,274,790	11,212,641	1,476,278	1,367,054
Transfers between Variable Investment Options including guaranteed interest account, net	45,845	(287,581)	(1,912,160)	(1,101,976)	40,228	(206,049)
Redemptions for contract benefits and terminations	(938,912)	(716,603)	(3,353,047)	(2,726,788)	(410,177)	(427,443)
Contract maintenance charges	(13,689)	(13,645)	(68,247)	(63,055)	(8,081)	(7,414)

Net increase (decrease) in net assets resulting from contractowners transactions	1,829,959	941,888	5,941,336	7,320,822	1,098,248	726,148

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	271	636	—	—

Net Increase (Decrease) in Net Assets	5,149,543	(334,643)	17,577,052	(2,325,979)	3,114,612	101,849
Net Assets — Beginning of Year or Period	12,308,502	12,643,145	51,721,954	54,047,933	6,321,259	6,219,410

Net Assets — End of Year or Period	$17,458,045	$12,308,502	$69,299,006	$51,721,954	$9,435,871	$6,321,259

The accompanying notes are an integral part of these financial statements.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$964,665	$562,296	$2,128,259	$1,558,471	$(228,805)	$(249,312)
Net realized gain (loss)	3,568,366	2,644,165	(61,481)	(460,676)	2,008,803	2,853,781
Net change in unrealized appreciation (depreciation) of investments	7,176,257	(7,702,035)	2,840,970	(3,103,631)	2,923,571	(5,481,418)

Net increase (decrease) in net assets resulting from operations	11,709,288	(4,495,574)	4,907,748	(2,005,836)	4,703,569	(2,876,949)

From Contractowners Transactions:
Payments received from contractowners	11,142,950	12,691,789	7,128,029	6,711,916	2,411,087	2,731,729
Transfers between Variable Investment Options including guaranteed interest account, net	(3,407,932)	(3,270,119)	1,491,953	(2,140,484)	(445,812)	(214,846)
Redemptions for contract benefits and terminations	(2,668,953)	(2,452,982)	(3,683,192)	(3,408,973)	(1,503,715)	(1,998,438)
Contract maintenance charges	(68,159)	(58,509)	(32,553)	(29,445)	(12,651)	(12,541)

Net increase (decrease) in net assets resulting from contractowners transactions	4,997,906	6,910,179	4,904,237	1,133,014	448,909	505,904

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(252)	5,920	—	—	—	—

Net Increase (Decrease) in Net Assets	16,706,942	2,420,525	9,811,985	(872,822)	5,152,478	(2,371,045)
Net Assets — Beginning of Year or Period	48,180,950	45,760,425	40,326,722	41,199,544	19,813,247	22,184,292

Net Assets — End of Year or Period	$64,887,892	$48,180,950	$50,138,707	$40,326,722	$24,965,725	$19,813,247

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP HIGH INCOME		IVY VIP SMALL CAP GROWTH
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(126,152)	$(133,285)	$13,664,545	$12,181,964	$(473,598)	$(273,357)
Net realized gain (loss)	1,070,920	484,191	(3,967,658)	(4,716,660)	2,284,319	10,694,137
Net change in unrealized appreciation (depreciation) of investments	1,247,804	(2,044,733)	13,969,383	(15,678,262)	5,176,333	(12,791,904)

Net increase (decrease) in net assets resulting from operations	2,192,572	(1,693,827)	23,666,270	(8,212,958)	6,987,054	(2,371,124)

From Contractowners Transactions:
Payments received from contractowners	1,125,859	1,100,704	36,258,518	37,318,234	6,115,019	4,918,104
Transfers between Variable Investment Options including guaranteed interest account, net	(415,075)	(244,127)	(1,228,595)	(2,291,911)	341,719	4,244,810
Redemptions for contract benefits and terminations	(775,313)	(965,443)	(21,808,331)	(20,590,798)	(2,150,856)	(1,851,002)
Contract maintenance charges	(5,683)	(5,656)	(174,109)	(156,991)	(25,378)	(20,645)

Net increase (decrease) in net assets resulting from contractowners transactions	(70,212)	(114,522)	13,047,483	14,278,534	4,280,504	7,291,267

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	306	717	—	—

Net Increase (Decrease) in Net Assets	2,122,360	(1,808,349)	36,714,059	6,066,293	11,267,558	4,920,143
Net Assets — Beginning of Year or Period	8,835,213	10,643,562	237,178,634	231,112,341	30,765,847	25,845,704

Net Assets — End of Year or Period	$10,957,573	$8,835,213	$273,892,693	$237,178,634	$42,033,405	$30,765,847

The accompanying notes are an integral part of these financial statements.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(149,765)	$(147,090)	$(218,300)	$(167,314)	$(995,126)	$(5,242,105)
Net realized gain (loss)	1,678,335	1,045,467	2,778,740	1,400,185	99,212,781	120,272,450
Net change in unrealized appreciation (depreciation) of investments	3,547,329	(2,141,705)	5,237,815	(1,370,533)	84,824,839	(116,807,236)

Net increase (decrease) in net assets resulting from operations	5,075,899	(1,243,328)	7,798,255	(137,662)	183,042,494	(1,776,891)

From Contractowners Transactions:
Payments received from contractowners	2,424,868	2,405,101	3,490,858	2,459,589	11,676,406	11,168,515
Transfers between Variable Investment Options including guaranteed interest account, net	687,015	(392,364)	6,216,007	(77,563)	(16,521,628)	(11,156,559)
Redemptions for contract benefits and terminations	(1,759,819)	(1,686,148)	(1,302,711)	(1,327,765)	(56,470,981)	(63,181,462)
Contract maintenance charges	(10,097)	(8,890)	(15,239)	(12,183)	(342,842)	(363,839)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(153,856)	121,693

Net increase (decrease) in net assets resulting from contractowners transactions	1,341,967	317,699	8,388,915	1,042,078	(61,812,901)	(63,411,652)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	1,780	—	(89,084)	309,088

Net Increase (Decrease) in Net Assets	6,417,866	(925,629)	16,188,950	904,416	121,140,509	(64,879,455)
Net Assets — Beginning of Year or Period	16,778,382	17,704,011	18,287,990	17,383,574	590,118,307	654,997,762

Net Assets — End of Year or Period	$23,196,248	$16,778,382	$34,476,940	$18,287,990	$711,258,816	$590,118,307

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER CORE BOND*		MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$975,999	$1,575,509	$(1,093,507)	$(1,109,982)	$51,689	$(288,817)
Net realized gain (loss)	680,171	(1,316,775)	7,431,189	11,743,746	6,436,929	7,981,393
Net change in unrealized appreciation (depreciation) of investments	4,514,160	(2,143,913)	15,691,004	(15,777,013)	3,615,586	(14,864,089)

Net increase (decrease) in net assets resulting from operations	6,170,330	(1,885,179)	22,028,686	(5,143,249)	10,104,204	(7,171,513)

From Contractowners Transactions:
Payments received from contractowners	11,192,204	8,214,181	2,839,041	3,086,063	1,697,441	1,882,294
Transfers between Variable Investment Options including guaranteed interest account, net	2,095,053	(3,026,783)	(2,077,656)	(1,181,466)	(1,278,888)	(1,249,369)
Redemptions for contract benefits and terminations	(10,782,018)	(12,893,655)	(6,757,420)	(6,857,472)	(4,295,249)	(5,279,005)
Contract maintenance charges	(64,859)	(67,744)	(34,023)	(36,524)	(23,276)	(25,302)

Net increase (decrease) in net assets resulting from contractowners transactions	2,440,380	(7,774,001)	(6,030,058)	(4,989,399)	(3,899,972)	(4,671,382)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	151	—	(5)	—	—	(5)

Net Increase (Decrease) in Net Assets	8,610,861	(9,659,180)	15,998,623	(10,132,648)	6,204,232	(11,842,900)
Net Assets — Beginning of Year or Period	103,466,053	113,125,233	71,877,156	82,009,804	44,508,437	56,351,337

Net Assets — End of Year or Period	$112,076,914	$103,466,053	$87,875,779	$71,877,156	$50,712,669	$44,508,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		TARGET 2015 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,598,066)	$(2,438,553)	$268,178	$65,470	$111,132	$66,717
Net realized gain (loss)	35,151,372	37,144,198	(467,762)	(828,778)	569,954	1,159,553
Net change in unrealized appreciation (depreciation) of investments	35,290,452	(32,677,736)	985,217	(574,450)	1,564,926	(2,208,330)

Net increase (decrease) in net assets resulting from operations	67,843,758	2,027,909	785,633	(1,337,758)	2,246,012	(982,060)

From Contractowners Transactions:
Payments received from contractowners	11,871,009	9,541,814	1,305,319	1,478,562	2,001,086	2,346,437
Transfers between Variable Investment Options including guaranteed interest account, net	(4,086,017)	2,720,108	(22,824)	(153,023)	1,033,489	(2,035,082)
Redemptions for contract benefits and terminations	(17,316,580)	(15,088,740)	(631,692)	(620,212)	(2,576,050)	(4,295,718)
Contract maintenance charges	(104,926)	(97,216)	(6,447)	(6,721)	(10,022)	(11,102)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,636,514)	(2,924,034)	644,356	698,606	448,503	(3,995,465)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	88	(6)	—	—	(930)	15,733

Net Increase (Decrease) in Net Assets	58,207,332	(896,131)	1,429,989	(639,152)	2,693,585	(4,961,792)
Net Assets — Beginning of Year or Period	191,180,188	192,076,319	7,585,620	8,224,772	16,253,529	21,215,321

Net Assets — End of Year or Period	$249,387,520	$191,180,188	$9,015,609	$7,585,620	$18,947,114	$16,253,529

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$469,353	$342,120	$489,575	$313,762	$380,454	$234,617
Net realized gain (loss)	4,149,170	3,477,179	4,105,810	3,064,681	3,812,260	2,286,472
Net change in unrealized appreciation (depreciation) of investments	8,875,702	(9,540,120)	13,684,173	(10,812,385)	12,647,803	(9,522,936)

Net increase (decrease) in net assets resulting from operations	13,494,225	(5,720,821)	18,279,558	(7,433,942)	16,840,517	(7,001,847)

From Contractowners Transactions:
Payments received from contractowners	10,356,199	10,183,684	14,384,885	13,385,574	14,188,950	11,533,967
Transfers between Variable Investment Options including guaranteed interest account, net	1,236,268	(1,940,975)	2,466,967	118,427	(397,892)	(816,190)
Redemptions for contract benefits and terminations	(7,039,491)	(7,092,092)	(4,310,180)	(3,857,130)	(3,831,801)	(3,053,954)
Contract maintenance charges	(47,222)	(47,455)	(82,830)	(80,018)	(112,422)	(105,728)

Net increase (decrease) in net assets resulting from contractowners transactions	4,505,754	1,103,162	12,458,842	9,566,853	9,846,835	7,558,095

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	(6,639)	—	5	—	—

Net Increase (Decrease) in Net Assets	17,999,979	(4,624,298)	30,738,400	2,132,916	26,687,352	556,248
Net Assets — Beginning of Year or Period	73,276,680	77,900,978	83,140,788	81,007,872	70,069,652	69,513,404

Net Assets — End of Year or Period	$91,276,659	$73,276,680	$113,879,188	$83,140,788	$96,757,004	$70,069,652

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2055 ALLOCATION*		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$132,757	$84,944	$4,175,195	$(796,140)	$(241,703)	$(287,738)
Net realized gain (loss)	332,005	261,076	(546,329)	(1,205,061)	(1,018,070)	(3,572)
Net change in unrealized appreciation (depreciation) of investments	3,784,172	(1,805,624)	(3,086,261)	2,506,650	3,143,451	(6,941,302)

Net increase (decrease) in net assets resulting from operations	4,248,934	(1,459,604)	542,605	505,449	1,883,678	(7,232,612)

From Contractowners Transactions:
Payments received from contractowners	8,061,916	5,474,701	11,990,453	12,712,639	2,292,674	2,593,432
Transfers between Variable Investment Options including guaranteed interest account, net	1,872,845	1,875,822	(2,243,862)	(3,307,022)	686,748	(315,186)
Redemptions for contract benefits and terminations	(745,406)	(581,561)	(4,625,794)	(5,359,280)	(1,752,121)	(1,854,969)
Contract maintenance charges	(54,258)	(33,716)	(65,352)	(65,032)	(9,224)	(10,203)

Net increase (decrease) in net assets resulting from contractowners transactions	9,135,097	6,735,246	5,055,445	3,981,305	1,218,077	413,074

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	161	334	120	—	—	1,180

Net Increase (Decrease) in Net Assets	13,384,192	5,275,976	5,598,170	4,486,754	3,101,755	(6,818,358)
Net Assets — Beginning of Year or Period	13,369,452	8,093,476	68,651,844	64,165,090	17,519,935	24,338,293

Net Assets — End of Year or Period	$26,753,644	$13,369,452	$74,250,014	$68,651,844	$20,621,690	$17,519,935

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	2	—	2	—	—	—

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	23	(13)	10	22	(23)	(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	48	(14)	34	43	(16)	27

1290 VT EQUITY INCOME	IB	46	(73)	(27)	48	(82)	(34)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	11	(18)	(7)	16	(19)	(3)

1290 VT GAMCO SMALL COMPANY VALUE	IB	424	(347)	77	439	(334)	105

1290 VT HIGH YIELD BOND	IB	72	(29)	43	52	(32)	20

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	1	—	1	—	—	—

1290 VT MICRO CAP	IB	1	—	1	2	—	2

1290 VT SMALL CAP VALUE	IB	23	(7)	16	18	(4)	14

1290 VT SMARTBETA EQUITY	IB	19	(3)	16	14	(1)	13

1290 VT SOCIALLY RESPONSIBLE	IB	39	(36)	3	37	(39)	(2)

ALL ASSET GROWTH-ALT 20	IB	61	(64)	(3)	67	(71)	(4)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	170	(86)	84	127	(92)	35

CHARTERSM MODERATE	B	2	—	2	1	(2)	(1)

CHARTERSM MULTI-SECTOR BOND	A	26	(43)	(17)	27	(51)	(24)

CHARTERSM MULTI-SECTOR BOND	B	28	(34)	(6)	31	(34)	(3)

CHARTERSM SMALL CAP GROWTH	B	37	(42)	(5)	36	(41)	(5)

CHARTERSM SMALL CAP VALUE	B	25	(46)	(21)	22	(53)	(31)

EQ/400 MANAGED VOLATILITY	IB	18	(11)	7	21	(16)	5

EQ/500 MANAGED VOLATILITY	IB	34	(25)	9	35	(26)	9

EQ/2000 MANAGED VOLATILITY	IB	11	(10)	1	17	(11)	6

EQ/AB DYNAMIC MODERATE GROWTH	IB	19	(19)	—	22	(30)	(8)

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AB SMALL CAP GROWTH	IA	64	(105)	(41)	56	(111)	(55)

EQ/AB SMALL CAP GROWTH	IB	81	(35)	46	57	(46)	11

EQ/AGGRESSIVE ALLOCATION	B	337	(349)	(12)	368	(384)	(16)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	122	(49)	73	424	(11)	413

EQ/BALANCED STRATEGY	IA	—	(1)	(1)	1	(1)	—

EQ/BALANCED STRATEGY	IB	81	(96)	(15)	65	(99)	(34)

EQ/BLACKROCK BASIC VALUE EQUITY	IB	237	(272)	(35)	246	(314)	(68)

EQ/CAPITAL GUARDIAN RESEARCH	IB	47	(88)	(41)	53	(105)	(52)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	37	(108)	(71)	45	(136)	(91)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	14	(22)	(8)	9	(24)	(15)

EQ/COMMON STOCK INDEX	IA	121	(412)	(291)	141	(454)	(313)

EQ/COMMON STOCK INDEX	IB	131	(102)	29	123	(107)	16

EQ/CONSERVATIVE ALLOCATION	B	101	(117)	(16)	98	(147)	(49)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	54	(40)	14	53	(36)	17

EQ/CONSERVATIVE STRATEGY	IB	21	(11)	10	14	(20)	(6)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	148	(187)	(39)	169	(222)	(53)

EQ/CORE BOND INDEX	IB	181	(147)	34	156	(155)	1

EQ/EMERGING MARKETS EQUITY PLUS	IB	67	(47)	20	85	(54)	31

EQ/EQUITY 500 INDEX	IA	185	(256)	(71)	221	(269)	(48)

EQ/EQUITY 500 INDEX	IB	659	(260)	399	574	(241)	333

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	235	(255)	(20)	2,028	(58)	1,970

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	52	(82)	(30)	61	(110)	(49)

EQ/FRANKLIN RISING DIVIDENDS	IB	80	(2)	78	15	—	15

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	12	(18)	(6)	16	(21)	(5)

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	50	(78)	(28)	53	(78)	(25)

EQ/GLOBAL BOND PLUS	IB	47	(73)	(26)	66	(89)	(23)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	75	(157)	(82)	84	(169)	(85)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	45	(49)	(4)	343	(9)	334

EQ/GROWTH STRATEGY	IA	1	(1)	—	—	(1)	(1)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	23	(31)	(8)	27	(38)	(11)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	11	(15)	(4)	11	(22)	(11)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	99	(141)	(42)	110	(155)	(45)

EQ/INTERNATIONAL EQUITY INDEX	IA	158	(240)	(82)	161	(271)	(110)

EQ/INTERNATIONAL EQUITY INDEX	IB	104	(52)	52	37	(51)	(14)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	23	(19)	4	24	(14)	10

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	83	(137)	(54)	88	(148)	(60)

EQ/INVESCO COMSTOCK	IB	55	(82)	(27)	69	(91)	(22)

EQ/INVESCO GLOBAL REAL ESTATE	IB	83	(88)	(5)	598	(20)	578

EQ/INVESCO INTERNATIONAL GROWTH	IB	105	(92)	13	635	(18)	617

EQ/JANUS ENTERPRISE	IB	184	(163)	21	185	(169)	16

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	177	(109)	68	235	(104)	131

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	14	(28)	(14)	19	(25)	(6)

EQ/LARGE CAP GROWTH INDEX	IB	243	(221)	22	282	(262)	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	103	(256)	(153)	114	(275)	(161)

EQ/LARGE CAP VALUE INDEX	IB	172	(112)	60	153	(112)	41

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	151	(391)	(240)	172	(484)	(312)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	19	(52)	(33)	20	(54)	(34)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	420	(307)	113	2,182	(55)	2,127

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/LOOMIS SAYLES GROWTH	IB	51	(62)	(11)	63	(75)	(12)

EQ/MFS INTERNATIONAL GROWTH	IB	166	(104)	62	175	(109)	66

EQ/MFS INTERNATIONAL VALUE	IB	485	(287)	198	2,554	(61)	2,493

EQ/MFS MID CAP FOCUSED GROWTH	IB	198	(130)	68	929	(28)	901

EQ/MFS TECHNOLOGY	IB	138	(104)	34	520	(23)	497

EQ/MFS UTILITIES SERIES	IB	93	(101)	(8)	635	(20)	615

EQ/MID CAP INDEX	IB	405	(316)	89	382	(326)	56

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	83	(173)	(90)	89	(217)	(128)

EQ/MODERATE ALLOCATION	A	442	(1,176)	(734)	501	(1,329)	(828)

EQ/MODERATE ALLOCATION	B	352	(364)	(12)	374	(396)	(22)

EQ/MODERATE GROWTH STRATEGY	IB	130	(74)	56	143	(68)	75

EQ/MODERATE-PLUS ALLOCATION	B	508	(649)	(141)	552	(724)	(172)

EQ/MONEY MARKET	IA	33,998	(33,710)	288	25,996	(25,995)	1

EQ/MONEY MARKET	IB	296,334	(298,513)	(2,179)	227,353	(227,066)	287

EQ/OPPENHEIMER GLOBAL	IB	219	(139)	80	230	(135)	95

EQ/PIMCO GLOBAL REAL RETURN	IB	127	(78)	49	120	(78)	42

EQ/PIMCO ULTRA SHORT BOND	IA	—	—	—	—	—	—

EQ/PIMCO ULTRA SHORT BOND	IB	97	(130)	(33)	115	(139)	(24)

EQ/QUALITY BOND PLUS	IA	26	(45)	(19)	30	(49)	(19)

EQ/QUALITY BOND PLUS	IB	32	(36)	(4)	31	(39)	(8)

EQ/SMALL COMPANY INDEX	IB	157	(125)	32	127	(127)	—

EQ/T. ROWE PRICE GROWTH STOCK	IB	457	(306)	151	516	(317)	199

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	36	(43)	(7)	34	(50)	(16)

EQ/UBS GROWTH & INCOME	IB	30	(36)	(6)	37	(47)	(10)

The accompanying notes are an integral part of these financial statements.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/WELLINGTON ENERGY	IB	217	(158)	59	566	(26)	540

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	18	(9)	9	13	(8)	5

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	65	(35)	30	65	(30)	35

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	7	(2)	5	7	(4)	3

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	65	(38)	27	82	(42)	40

INVESCO V.I. HIGH YIELD FUND	SERIES II	88	(53)	35	76	(66)	10

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	20	(18)	2	24	(21)	3

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	10	(10)	—	9	(10)	(1)

IVY VIP HIGH INCOME	CLASS II	305	(226)	79	338	(249)	89

IVY VIP SMALL CAP GROWTH	CLASS II	62	(40)	22	78	(38)	40

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	19	(13)	6	18	(16)	2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	40	(13)	27	16	(12)	4

MULTIMANAGER AGGRESSIVE EQUITY	IA	115	(405)	(290)	182	(516)	(334)

MULTIMANAGER AGGRESSIVE EQUITY	IB	21	(32)	(11)	23	(23)	—

MULTIMANAGER CORE BOND	IB	135	(120)	15	95	(149)	(54)

MULTIMANAGER MID CAP GROWTH	IB	25	(48)	(23)	32	(51)	(19)

MULTIMANAGER MID CAP VALUE	IB	12	(28)	(16)	14	(32)	(18)

MULTIMANAGER TECHNOLOGY	IB	95	(123)	(28)	116	(127)	(11)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	32	(21)	11	30	(20)	10

TARGET 2015 ALLOCATION	B	27	(23)	4	24	(56)	(32)

TARGET 2025 ALLOCATION	B	99	(70)	29	96	(90)	6

TARGET 2035 ALLOCATION	B	121	(45)	76	113	(52)	61

TARGET 2045 ALLOCATION	B	97	(42)	55	84	(37)	47

TARGET 2055 ALLOCATION	B	89	(16)	73	67	(11)	56

The accompanying notes are an integral part of these financial statements.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	126	(83)	43	137	(103)	34

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	116	(90)	26	105	(100)	5

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account A (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco Oppenheimer V.I. Main Street Fund(1)
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Bond FundSM

AXA Premier VIP Trust*

•	CharterSM Moderate
•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(2)
•	EQ/Conservative Allocation(3)
•	EQ/Conservative-Plus Allocation(4)
•	EQ/Moderate Allocation(5)
•	EQ/Moderate-Plus Allocation(6)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(7)
•	EQ/500 Managed Volatility(8)
•	EQ/2000 Managed Volatility(9)
•	EQ/AB Dynamic Moderate Growth(10)
•	EQ/AB Short Duration Government Bond(11)(36)
•	EQ/AB Small Cap Growth(12)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(13)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(14)
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(15)
•	EQ/Conservative Strategy(16)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(17)
•	EQ/Franklin Balanced Managed Volatility(18)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility(19)
•	EQ/Franklin Templeton Allocation Managed Volatility(20)
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility(21)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(22)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(23)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(24)
•	EQ/International Value Managed Volatility(25)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(26)

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(27)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(28)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(29)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth(30)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(31)
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(32)
•	EQ/Moderate Growth Strategy(33)
•	EQ/Money Market
•	EQ/Oppenheimer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Templeton Global Equity Managed Volatility(34)
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(35)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1)	Formerly known as Oppenheimer Main Street Fund®/VA.
(2)	Formerly known as AXA Aggressive Allocation.
(3)	Formerly known as AXA Conservative Allocation.
(4)	Formerly known as AXA Conservative-Plus Allocation.
(5)	Formerly known as AXA Moderate Allocation.
(6)	Formerly known as AXA Moderate-Plus Allocation.
(7)	Formerly known as AXA 400 Managed Volatility.
(8)	Formerly known as AXA 500 Managed Volatility.
(9)	Formerly known as AXA 2000 Managed Volatility.
(10)	Formerly known as AXA/AB Dynamic Moderate Growth.
(11)	Formerly known as AXA/AB Short Duration Government Bond.
(12)	Formerly known as AXA/AB Small Cap Growth.
(13)	Formerly known as AXA Balanced Strategy.
(14)	Formerly known as AXA/ClearBridge Large Cap Growth.
(15)	Formerly known as AXA Conservative Growth Strategy.
(16)	Formerly known as AXA Conservative Strategy.
(17)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(18)	Formerly known as AXA/Franklin Balanced Managed Volatility.
(19)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(20)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(21)	Formerly known as AXA Global Equity Managed Volatility.
(22)	Formerly known as AXA Growth Strategy.
(23)	Formerly known as AXA International Core Managed Volatility.
(24)	Formerly known as AXA International Managed Volatility.
(25)	Formerly known as AXA International Value Managed Volatility.
(26)	Formerly known as AXA/Janus Enterprise.
(27)	Formerly known as AXA Large Cap Core Managed Volatility.
(28)	Formerly known as AXA Large Cap Growth Managed Volatility.
(29)	Formerly known as AXA Large Cap Value Managed Volatility.
(30)	Formerly known as AXA/Loomis Sayles Growth.
(31)	Formerly known as EQ/Ivy Mid Cap Growth.
(32)	Formerly known as AXA Mid Cap Value Managed Volatility.
(33)	Formerly known as AXA Moderate Growth Strategy.
(34)	Formerly known as AXA/Templeton Global Equity Managed Volatility.
(35)	Formerly known as EQ/Ivy Energy.
(36)	The Variable Investment Option had no units at December 31, 2019 and 2018, thus the Variable Investment Option is excluded from all other sections of the financial statements.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST® Contracts), individual tax-favored and non-qualified contracts (Variable

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts (“Contracts”).

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 100 through 801, EQUI-VEST® Vantage Series 900, EQUI-VEST® Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST® At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable’s General Account, and fixed maturity options of Separate Account No. 48.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

•	EQUI-VEST® Series 100 through 801

•	EQUI-VEST® Vantage Series 900

•	EQUI-VEST® Strategies Series 900 and 901

•	Momentum

•	Momentum Plus

•	Variable Immediate Annuity

Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

•	EQUI-VEST® Series 100 through 801

•	EQUI-VEST® Strategies Series 900 and 901

•	EQUIPLAN

•	Old Contracts

Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$202,724	$4,609
1290 VT DoubleLine Dynamic Allocation	3,360,286	1,775,287
1290 VT DoubleLine Opportunistic Bond	5,707,380	1,636,251
1290 VT Equity Income	13,971,017	17,298,847
1290 VT GAMCO Mergers & Acquisitions	2,724,904	3,009,577
1290 VT GAMCO Small Company Value	183,335,575	132,329,311
1290 VT High Yield Bond	9,510,736	3,640,032
1290 VT Low Volatility Global Equity	103,302	45,518
1290 VT Micro Cap	250,084	52,104
1290 VT Small Cap Value	3,214,617	822,856
1290 VT SmartBeta Equity	2,728,210	470,006
1290 VT Socially Responsible	9,008,029	7,396,026
All Asset Growth-Alt 20	15,185,852	12,081,255
American Funds Insurance Series® Bond FundSM	19,431,721	9,746,169
CharterSM Moderate	210,424	66,674
CharterSM Multi-Sector Bond	8,940,862	11,957,893
CharterSM Small Cap Growth	14,943,067	10,272,092
CharterSM Small Cap Value	10,902,651	14,413,027
EQ/400 Managed Volatility	4,463,835	2,608,487
EQ/500 Managed Volatility	9,468,021	6,458,303
EQ/2000 Managed Volatility	2,873,833	2,050,945
EQ/AB Dynamic Moderate Growth	3,273,608	3,111,172
EQ/AB Small Cap Growth	88,549,349	64,759,111
EQ/Aggressive Allocation	144,612,945	85,806,474
EQ/American Century Mid Cap Value	28,818,306	12,407,453
EQ/Balanced Strategy	16,006,364	16,807,166
EQ/BlackRock Basic Value Equity	129,237,843	101,257,453

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Capital Guardian Research	$40,133,227	$28,048,949
EQ/ClearBridge Large Cap Growth	19,578,098	28,689,139
EQ/ClearBridge Select Equity Managed Volatility	2,822,831	4,124,842
EQ/Common Stock Index	268,066,619	350,190,455
EQ/Conservative Allocation	17,700,383	17,110,597
EQ/Conservative Growth Strategy	8,008,184	5,748,732
EQ/Conservative Strategy	2,563,772	1,465,001
EQ/Conservative-Plus Allocation	34,818,897	31,838,749
EQ/Core Bond Index	23,866,194	18,933,638
EQ/Emerging Markets Equity PLUS	6,511,471	4,766,367
EQ/Equity 500 Index	348,735,832	250,208,909
EQ/Fidelity Institutional AM® Large Cap	58,288,492	65,520,461
EQ/Franklin Balanced Managed Volatility	12,077,244	13,743,525
EQ/Franklin Rising Dividends	8,770,578	358,048
EQ/Franklin Small Cap Value Managed Volatility	3,471,047	3,359,157
EQ/Franklin Templeton Allocation Managed Volatility	12,138,255	12,085,448
EQ/Global Bond PLUS	6,226,732	9,568,327
EQ/Global Equity Managed Volatility	37,913,342	49,429,412
EQ/Goldman Sachs Mid Cap Value	9,541,164	9,431,441
EQ/Growth Strategy	52,534	129,572
EQ/Intermediate Government Bond	6,411,131	8,084,677
EQ/International Core Managed Volatility	19,515,680	20,999,012
EQ/International Equity Index	46,260,896	47,266,593
EQ/International Managed Volatility	3,238,948	2,375,294
EQ/International Value Managed Volatility	19,240,674	21,281,786
EQ/Invesco Comstock	18,693,484	18,252,701
EQ/Invesco Global Real Estate	22,573,474	16,223,231
EQ/Invesco International Growth	17,874,581	13,802,804
EQ/Janus Enterprise	75,323,587	51,211,301
EQ/JPMorgan Value Opportunities	47,988,428	28,885,582
EQ/Large Cap Core Managed Volatility	5,656,636	5,815,387
EQ/Large Cap Growth Index	77,493,859	49,515,865
EQ/Large Cap Growth Managed Volatility	101,787,322	98,558,691
EQ/Large Cap Value Index	28,981,100	14,703,136
EQ/Large Cap Value Managed Volatility	96,357,279	95,365,245
EQ/Lazard Emerging Markets Equity	53,234,992	35,043,716
EQ/Loomis Sayles Growth	22,380,811	21,781,107
EQ/MFS International Growth	43,978,104	24,263,653
EQ/MFS International Value	105,265,355	66,598,287
EQ/MFS Mid Cap Focused Growth	41,335,973	29,205,222
EQ/MFS Technology	52,895,167	41,723,419
EQ/MFS Utilities Series	22,859,780	22,014,184
EQ/Mid Cap Index	131,490,752	81,649,076
EQ/Mid Cap Value Managed Volatility	56,047,266	56,543,441
EQ/Moderate Allocation	223,199,274	214,521,110
EQ/Moderate Growth Strategy	22,754,318	12,144,863
EQ/Moderate-Plus Allocation	195,367,199	143,994,948
EQ/Money Market	379,827,035	384,476,034
EQ/Oppenheimer Global	43,119,433	28,984,142
EQ/PIMCO Global Real Return	15,460,323	9,041,683
EQ/PIMCO Ultra Short Bond	12,109,930	14,813,622
EQ/Quality Bond PLUS	9,761,075	13,565,384
EQ/Small Company Index	70,408,958	40,756,936

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/T. Rowe Price Growth Stock	$151,456,852	$97,864,620
EQ/Templeton Global Equity Managed Volatility	8,728,852	6,461,284
EQ/UBS Growth & Income	7,771,185	8,572,443
EQ/Wellington Energy	16,237,031	12,282,162
Fidelity® VIP Equity-Income Portfolio	4,808,798	1,957,315
Fidelity® VIP Mid Cap Portfolio	19,660,233	7,508,100
Invesco Oppenheimer V.I. Main Street Fund	3,113,008	754,154
Invesco V.I. Diversified Dividend Fund	17,094,333	7,921,641
Invesco V.I. High Yield Fund	14,485,703	7,453,207
Invesco V.I. Mid Cap Core Equity Fund	6,162,202	3,361,256
Invesco V.I. Small Cap Equity Fund	3,263,659	2,125,238
Ivy VIP High Income	67,253,065	40,540,708
Ivy VIP Small Cap Growth	14,430,013	7,539,203
MFS® Investors Trust Series	6,165,985	3,748,653
MFS® Massachusetts Investors Growth Stock Portfolio	14,412,169	4,147,079
Multimanager Aggressive Equity	92,148,891	98,026,191
Multimanager Core Bond	24,146,611	19,807,671
Multimanager Mid Cap Growth	13,149,019	13,325,107
Multimanager Mid Cap Value	7,320,081	7,473,785
Multimanager Technology	55,958,317	46,897,453
PIMCO CommodityRealReturn® Strategy Portfolio	2,281,653	1,369,119
Target 2015 Allocation	4,968,378	3,649,081
Target 2025 Allocation	20,753,471	12,516,352
Target 2035 Allocation	24,247,182	8,564,868
Target 2045 Allocation	20,748,964	7,953,173
Target 2055 Allocation	11,420,061	2,151,968
Templeton Global Bond VIP Fund	19,745,833	10,515,073
VanEck VIP Global Hard Assets Fund	5,734,906	4,758,532

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacement Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value
Share Class	Class II	Class IB
Shares	4,231,054	4,231,054
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$86,821,219	$—
Net Assets After Substitution	$—	$86,821,219
Realized Loss	$(786,460)

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)
Share Class	Service Class 2	Class IB
Shares	12,834,420	12,834,420
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$445,226,036	$—
Net Assets After Substitution	$—	$445,226,036
Realized Gain	$15,503,527

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value
Share Class	Service Shares	Class IB
Shares	3,325,736	3,325,736
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$55,506,528	$—
Net Assets After Substitution	$—	$55,506,528
Realized Gain	$769,536

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate
Share Class	Series II	Class IB
Shares	5,717,680	5,717,680
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$87,080,260	$—
Net Assets After Substitution	$—	$87,080,260
Realized Loss	$(7,135,653)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth
Share Class	Series II	Class IB
Shares	2,259,342	2,259,342
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$77,676,166	$—
Net Assets After Substitution	$—	$77,676,166
Realized Loss	$(2,036,889)

October 22, 2018	Lazard Retirement Emerging Markets Equity Portfolio	EQ/Lazard Emerging Markets Equity
Share Class	Service Shares	Class IB
Shares	10,646,459	10,646,459
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$206,967,165	$—
Net Assets After Substitution	$—	$206,967,165
Realized Loss	$(6,167,064)

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value
Share Class	Service Class	Class IB
Shares	18,095,012	18,095,012
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$464,860,861	$—
Net Assets After Substitution	$—	$464,860,861
Realized Gain	$26,354,729

October 22, 2018	IVY VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)
Share Class	Class II	Class IB
Shares	13,309,356	13,309,356
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$161,602,201	$—
Net Assets After Substitution	$—	$161,602,201
Realized Gain	$21,433,806

October 22, 2018	MFS® Technology Portfolio	EQ/MFS Technology
Share Class	Service Class	Class IB
Shares	9,271,120	9,271,120
Net Asset Value	$18.36	$18.36
Net Assets Before Substitution	$170,217,759	$—
Net Assets After Substitution	$—	$170,217,759
Realized Gain	$22,084,808

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series
Share Class	Service Class	Class IB
Shares	3,797,383	3,797,383
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$113,313,897	$—
Net Assets After Substitution	$—	$113,313,897
Realized Gain	$4,934,174

October 22, 2018	IVY VIP Energy	EQ/Wellington Energy(3)
Share Class	Class II	Class IB
Shares	9,523,336	9,523,336
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$54,466,814	$—
Net Assets After Substitution	$—	$54,466,814
Realized Loss	$(1,396,919)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Energy.

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
Old Contracts	0.58%	0.16%	—	0.74%
EQUIPLAN® Contracts	0.58%	0.16%	—	0.74%
EQUI-VEST® Series 100

EQ/Money Market,
EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%

All Other Funds	0.50%	0.60%	0.24%	1.34%

Momentum Contracts

EQ/Money Market,
EQ/Common Stock Index	0.65%	0.60%	0.24%	1.49%

All Other Funds	0.50%	0.60%	0.24%	1.34%

EQUI-VEST® Series 200

EQ/Money Market,
EQ/Common Stock Index	1.15%	0.25%	—	1.40%

All Other Funds	1.09%	0.25%	—	1.34%

EQUI-VEST® Series 201

All Other Funds	0.95%	0.25%	—	1.20%

EQUI-VEST® Series 300 and 400 Contracts

EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Alloocation	1.10%	0.25%	—	1.35%

All Other Funds	1.10%	0.24%	—	1.34%

Momentum Plus Contracts	1.10%	0.25%	—	1.35%
EQUI-VEST®Series 500 Contracts	1.20%	0.25%	—	1.45%
EQUI-VEST® at Retirement

1.30% All Funds	0.80%	0.50%	—	1.30%

1.25% All Funds	0.75%	0.50%	—	1.25%

EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%
EQUI-VEST® Vantage Contracts

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

EQUI-VEST® Strategies Contracts Series 900

1.20% All Funds	1.20%	—	—	1.20%

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

0.25% All Funds	0.25%	—	—	0.25%

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

EQUI-VEST® Strategies Contracts Series 901

0.00% All Funds	0.00%	—	—	0.00%

0.10% All Funds	0.10%	—	—	0.10%

0.25% All Funds	0.25%	—	—	0.25%

0.50% All Funds	0.50%	—	—	0.50%

0.60% All Funds	0.60%	—	—	0.60%

0.70% All Funds	0.70%	—	—	0.70%

0.80% All Funds	0.80%	—	—	0.80%

0.90% All Funds	0.90%	—	—	0.90%

1.00% All Funds	1.00%	—	—	1.00%

1.10% All Funds	1.10%	—	—	1.10%

1.15% All Funds	1.15%	—	—	1.15%
EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%
EQUI-VEST® Express Series 701 Contracts

1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts

1.25% All Funds	1.00%	0.25%	—	1.25%

Variable Immediate Annuity

0.50% All Funds	0.40%	0.10%	—	0.50%

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST® Series 100/200 and EQUI-VEST® Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST® Vantage and EQUI-VEST® Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST® series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable’s general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust’s annual expenses for 2019 would have been 2.50% for the AXA Moderate Allocation option; 2.39% for the Multimanager Aggressive Equity option; 2.09% for the EQ/Common Stock Index option; and 2.11% for the EQ/Money Market option.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low – $0 depending on the product and account value.	Unit liquidation from account value

		High – Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value

Withdrawal Charge	At time of transaction	Low – 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.	Unit liquidation from account value

High – 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Plan Loan charges	At time of transaction	$25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).	Unit liquidation from account value

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

Charge for third-party transfer or exchange	At time of transaction	$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low – 0.60% for single life option; 0.75% for joint life option High – 0.75% for single life; 0.90% for joint life

Sales Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit (available only with the guaranteed minimum income benefit) - 0.00%	Unit liquidation from

GWBL Standard death benefit - 0.00%

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Annual Rachet to age 85 — 0.25% of the Annual Rachet to age 85 benefit base

Greater of 6% Roll-Up to age 85 or Annual Rachet to age 85 — 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL Enhanced death benefit — 0.30% of the GWBL Enhance death benefit base

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.00% of the Personal Income Benefit account value	Unit liquidation from account value

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non- Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 1.20% Class IB(e)	$115.76	—	—	—	22.46%
	Highest contract charge 1.25% Class IB	$115.69	—	—	—	22.40%
	All contract charges	—	2	$222	7.68%	—
2018	Lowest contract charge 1.25% Class IB(e)	$94.52	—	—	—	(5.59)%
	Highest contract charge 1.25% Class IB(e)	$94.52	—	—	—	(5.59)%
	All contract charges	—	—	$15	8.47%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 0.50% Class IB	$134.93	—	—	—	17.50%
	Highest contract charge 1.34% Class IB	$127.53	—	—	—	16.51%
	All contract charges	—	107	$13,637	2.12%	—
2018	Lowest contract charge 0.50% Class IB	$114.83	—	—	—	(4.59)%
	Highest contract charge 1.34% Class IB	$109.46	—	—	—	(5.41)%
	All contract charges	—	97	$10,730	1.64%	—

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT DoubleLine Dynamic Allocation (Continued)
2017	Lowest contract charge 0.50% Class IB	$120.36	—	—	—	9.07%
	Highest contract charge 1.34% Class IB	$115.72	—	—	—	8.15%
	All contract charges	—	98	$11,438	0.62%	—
2016	Lowest contract charge 0.50% Class IB	$110.35	—	—	—	8.06%
	Highest contract charge 1.34% Class IB	$107.00	—	—	—	7.16%
	All contract charges	—	75	$7,993	1.70%	—
2015	Lowest contract charge 0.50% Class IB	$102.12	—	—	—	(4.20)%
	Highest contract charge 1.34% Class IB	$99.85	—	—	—	(5.01)%
	All contract charges	—	54	$5,512	0.98%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.50% Class IB	$112.11	—	—	—	7.57%
	Highest contract charge 1.25% Class IB	$108.25	—	—	—	6.77%
	All contract charges	—	122	$13,480	3.40%	—
2018	Lowest contract charge 0.50% Class IB	$104.22	—	—	—	(1.43)%
	Highest contract charge 1.25% Class IB	$101.39	—	—	—	(2.18)%
	All contract charges	—	88	$8,972	3.28%	—
2017	Lowest contract charge 0.50% Class IB	$105.73	—	—	—	3.41%
	Highest contract charge 1.25% Class IB	$103.65	—	—	—	2.64%
	All contract charges	—	61	$6,425	2.18%	—
2016	Lowest contract charge 0.50% Class IB	$102.24	—	—	—	4.35%
	Highest contract charge 1.25% Class IB	$100.98	—	—	—	3.56%
	All contract charges	—	26	$2,603	4.08%	—
2015	Lowest contract charge 0.50% Class IB(b)	$97.98	—	—	—	(2.28)%
	Highest contract charge 1.25% Class IB(b)	$97.51	—	—	—	(2.72)%
	All contract charges	—	7	$678	3.46%	—

1290 VT Equity Income
2019	Lowest contract charge 0.50% Class IB	$262.74	—	—		23.60%
	Highest contract charge 1.45% Class IB	$227.03	—	—	—	22.41%
	All contract charges	—	483	$112,168	2.28%	—
2018	Lowest contract charge 0.50% Class IB	$212.58	—	—	—	(12.14)%
	Highest contract charge 1.45% Class IB	$185.46	—	—	—	(12.98)%
	All contract charges	—	510	$96,565	1.98%	—
2017	Lowest contract charge 0.50% Class IB	$241.94	—	—	—	15.26%
	Highest contract charge 1.45% Class IB	$213.12	—	—	—	14.16%
	All contract charges	—	544	$117,542	1.67%	—
2016	Lowest contract charge 0.50% Class IB	$209.90	—	—	—	12.42%
	Highest contract charge 1.45% Class IB	$186.68	—	—	—	11.35%
	All contract charges	—	569	$107,751	2.00%	—
2015	Lowest contract charge 0.50% Class IB	$186.71	—	—	—	(2.19)%
	Highest contract charge 1.45% Class IB	$167.65	—	—	—	(3.13)%
	All contract charges	—	604	$102,239	1.58%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.50% Class IB	$183.63	—	—	—	8.08%
	Highest contract charge 1.35% Class IB	$161.92	—	—	—	7.16%
	All contract charges	—	97	$15,854	4.13%	—
2018	Lowest contract charge 0.50% Class IB	$169.90	—	—	—	(5.39)%
	Highest contract charge 1.35% Class IB	$151.10	—	—	—	(6.20)%
	All contract charges	—	104	$15,733	1.46%	—
2017	Lowest contract charge 0.50% Class IB	$179.58	—	—	—	5.65%
	Highest contract charge 1.45% Class IB	$159.04	—	—	—	4.65%
	All contract charges	—	107	$17,240	0.16%	—
2016	Lowest contract charge 0.50% Class IB	$169.97	—	—	—	7.16%
	Highest contract charge 1.45% Class IB	$151.98	—	—	—	6.14%
	All contract charges	—	116	$17,653	0.01%	—
2015	Lowest contract charge 0.50% Class IB	$158.62	—	—	—	2.10%
	Highest contract charge 1.34% Class IB	$144.91	—	—	—	1.24%
	All contract charges	—	127	$18,277	0.00%	—

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IB	$145.12	—	—	—	23.35%
	Highest contract charge 1.45% Class IB	$367.32	—	—	—	21.56%
	All contract charges	—	3,073	$1,132,719	0.61%	—
2018	Lowest contract charge 0.00% Class IB	$117.65	—	—	—	(15.58)%
	Highest contract charge 1.45% Class IB	$302.16	—	—	—	(16.82)%
	All contract charges	—	2,996	$903,686	0.57%	—
2017	Lowest contract charge 0.00% Class IB	$139.36	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$363.24	—	—	—	14.42%
	All contract charges	—	2,891	$1,046,106	0.63%	—
2016	Lowest contract charge 0.00% Class IB(d)	$120.04	—	—	—	36.95%
	Highest contract charge 1.45% Class IB	$317.46	—	—	—	21.49%
	All contract charges	—	2,786	$878,428	0.52%	—
2015	Lowest contract charge 0.40% Class IB	$144.27	—	—	—	(6.08)%
	Highest contract charge 1.45% Class IB	$261.31	—	—	—	(7.07)%
	All contract charges	—	2,669	$692,281	0.54%	—

1290 VT High Yield Bond
2019	Lowest contract charge 0.50% Class IB	$128.20	—	—	—	12.35%
	Highest contract charge 1.34% Class IB	$121.17	—	—	—	11.40%
	All contract charges	—	176	$21,365	5.69%	—
2018	Lowest contract charge 0.50% Class IB	$114.11	—	—	—	(2.70)%
	Highest contract charge 1.34% Class IB	$108.77	—	—	—	(3.54)%
	All contract charges	—	133	$14,453	5.67%	—
2017	Lowest contract charge 0.50% Class IB	$117.28	—	—	—	5.94%
	Highest contract charge 1.45% Class IB	$112.18	—	—	—	4.94%
	All contract charges	—	113	$12,965	5.57%	—
2016	Lowest contract charge 0.50% Class IB	$110.70	—	—	—	11.17%
	Highest contract charge 1.34% Class IB	$107.33	—	—	—	10.23%
	All contract charges	—	78	$8,523	6.19%	—
2015	Lowest contract charge 0.50% Class IB	$99.58	—	—	—	(3.57)%
	Highest contract charge 1.34% Class IB	$97.37	—	—	—	(4.39)%
	All contract charges	—	55	$5,403	7.01%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	Highest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	All contract charges	—	1	$77	4.04%	—
2018	Lowest contract charge 1.25% Class IB(e)	$96.35	—	—	—	(3.25)%
	Highest contract charge 1.25% Class IB(e)	$96.35	—	—	—	(3.25)%
	All contract charges	—	—	$15	8.67%	—

1290 VT Micro Cap
2019	Lowest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	Highest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	All contract charges	—	3	$356	0.16%	—
2018	Lowest contract charge 1.25% Class IB(e)	$87.68	—	—	—	(12.02)%
	Highest contract charge 1.25% Class IB(e)	$87.68	—	—	—	(12.02)%
	All contract charges	—	2	$137	0.05%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.50% Class IB	$134.23	—	—	—	25.21%
	Highest contract charge 1.25% Class IB	$129.60	—	—	—	24.27%
	All contract charges	—	44	$5,899	1.12%	—
2018	Lowest contract charge 0.50% Class IB	$107.20	—	—	—	(11.91)%
	Highest contract charge 1.25% Class IB	$104.29	—	—	—	(12.58)%
	All contract charges	—	28	$2,890	1.13%	—
2017	Lowest contract charge 0.50% Class IB	$121.70	—	—	—	12.22%
	Highest contract charge 1.25% Class IB	$119.30	—	—	—	11.37%
	All contract charges	—	14	$1,709	0.81%	—

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT Small Cap Value (Continued)
2016	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	23.63%
	Highest contract charge 1.25% Class IB(b)	$107.12	—	—	—	22.70%
	All contract charges	—	3	$307	3.23%	—
2015	Lowest contract charge 0.50% Class IB(b)	$87.72	—	—	—	(11.70)%
	Highest contract charge 1.20% Class IB(b)	$87.33	—	—	—	(12.07)%
	All contract charges	—	1	$76	0.81%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.50% Class IB	$144.58	—	—	—	26.29%
	Highest contract charge 1.25% Class IB	$139.60	—	—	—	25.35%
	All contract charges	—	39	$5,482	1.47%	—
2018	Lowest contract charge 0.50% Class IB	$114.48	—	—	—	(6.56)%
	Highest contract charge 1.25% Class IB	$111.37	—	—	—	(7.27)%
	All contract charges	—	23	$2,504	1.59%	—
2017	Lowest contract charge 0.50% Class IB	$122.52	—	—	—	21.12%
	Highest contract charge 1.25% Class IB	$120.10	—	—	—	20.20%
	All contract charges	—	10	$1,257	1.90%	—
2016	Lowest contract charge 0.50% Class IB(b)	$101.16	—	—	—	5.38%
	Highest contract charge 1.25% Class IB	$99.92	—	—	—	4.58%
	All contract charges	—	3	$392	2.12%	—
2015	Lowest contract charge 0.90% Class IB(b)	$95.76	—	—	—	(2.94)%
	Highest contract charge 1.25% Class IB(b)	$95.54	—	—	—	(3.15)%
	All contract charges	—	—	$74	3.31%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IB	$165.75	—	—	—	30.27%
	Highest contract charge 1.45% Class IB	$257.44	—	—	—	28.38%
	All contract charges	—	321	$66,663	0.94%	—
2018	Lowest contract charge 0.00% Class IB	$127.24	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB	$200.53	—	—	—	(5.77)%
	All contract charges	—	318	$51,134	0.96%	—
2017	Lowest contract charge 0.00% Class IB(d)	$133.05	—	—	—	20.40%
	Highest contract charge 1.45% Class IB	$212.80	—	—	—	18.66%
	All contract charges	—	320	$54,460	1.05%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 1.45% Class IB	$179.33	—	—	—	8.36%
	All contract charges	—	319	$45,604	1.20%	—
2015	Lowest contract charge 0.00% Class IB(c)	$162.21	—	—	—	(4.35)%
	Highest contract charge 1.45% Class IB	$165.49	—	—	—	(0.98)%
	All contract charges	—	329	$43,199	1.02%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 0.50% Class IB	$194.20	—	—	—	18.49%
	Highest contract charge 1.45% Class IB	$175.92	—	—	—	17.37%
	All contract charges	—	493	$88,902	1.72%	—
2018	Lowest contract charge 0.50% Class IB	$163.89	—	—	—	(8.02)%
	Highest contract charge 1.45% Class IB	$149.89	—	—	—	(8.90)%
	All contract charges	—	496	$76,081	1.79%	—
2017	Lowest contract charge 0.50% Class IB	$178.18	—	—	—	15.32%
	Highest contract charge 1.45% Class IB	$164.54	—	—	—	14.22%
	All contract charges	—	500	$84,044	1.62%	—
2016	Lowest contract charge 0.50% Class IB	$154.51	—	—	—	9.02%
	Highest contract charge 1.45% Class IB	$144.06	—	—	—	7.98%
	All contract charges	—	404	$59,126	1.36%	—
2015	Lowest contract charge 0.50% Class IB	$141.73	—	—	—	(4.44)%
	Highest contract charge 1.45% Class IB	$133.41	—	—	—	(5.36)%
	All contract charges	—	391	$52,828	0.83%	—

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
American Funds Insurance Series® Bond FundSM
2019	Lowest contract charge 0.50% Class 4	$113.24	—	—	—	8.54%
	Highest contract charge 1.45% Class 4	$106.24	—	—	—	7.50%
	All contract charges	—	552	$59,762	2.61%	—
2018	Lowest contract charge 0.50% Class 4	$104.33	—	—	—	(1.39)%
	Highest contract charge 1.45% Class 4	$98.83	—	—	—	(2.33)%
	All contract charges	—	468	$47,002	2.31%	—
2017	Lowest contract charge 0.50% Class 4	$105.80	—	—	—	2.78%
	Highest contract charge 1.45% Class 4	$101.19	—	—	—	1.80%
	All contract charges	—	433	$44,600	2.08%	—
2016	Lowest contract charge 0.50% Class 4	$102.94	—	—	—	2.29%
	Highest contract charge 1.45% Class 4	$99.40	—	—	—	1.31%
	All contract charges	—	362	$36,249	1.73%	—
2015	Lowest contract charge 0.50% Class 4	$100.64	—	—	—	(0.57)%
	Highest contract charge 1.45% Class 4	$98.11	—	—	—	(1.53)%
	All contract charges	—	247	$24,490	1.87%	—

CharterSM Moderate
2019	Lowest contract charge 0.50% Class B	$114.33	—	—	—	14.25%
	Highest contract charge 1.25% Class B	$112.05	—	—	—	13.39%
	All contract charges	—	4	$485	2.57%	—
2018	Lowest contract charge 0.50% Class B	$100.07	—	—	—	(5.31)%
	Highest contract charge 1.25% Class B	$98.82	—	—	—	(6.03)%
	All contract charges	—	2	$307	1.45%	—
2017	Lowest contract charge 0.50% Class B	$105.68	—	—	—	5.44%
	Highest contract charge 1.25% Class B	$105.16	—	—	—	4.95%
	All contract charges	—	3	$324	1.87%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.70% Class A	$127.87	—	—	—	6.16%
	Highest contract charge 1.45% Class A	$101.07	—	—	—	5.36%
	All contract charges	—	303	$52,479	2.06%	—
2018	Lowest contract charge 0.70% Class A	$120.45	—	—	—	(1.20)%
	Highest contract charge 1.45% Class A	$95.93	—	—	—	(1.95)%
	All contract charges	—	320	$52,653	2.21%	—
2017	Lowest contract charge 0.70% Class A	$121.91	—	—	—	1.52%
	Highest contract charge 1.45% Class A	$97.84	—	—	—	0.75%
	All contract charges	—	344	$57,497	1.56%	—
2016	Lowest contract charge 0.70% Class A	$120.09	—	—	—	2.21%
	Highest contract charge 1.45% Class A	$97.11	—	—	—	1.44%
	All contract charges	—	370	$61,071	1.95%	—
2015	Lowest contract charge 0.70% Class A	$117.49	—	—	—	(1.34)%
	Highest contract charge 1.45% Class A	$95.73	—	—	—	(2.08)%
	All contract charges	—	401	$65,307	1.52%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.50% Class B	$145.36	—	—	—	6.37%
	Highest contract charge 1.30% Class B	$99.76	—	—	—	5.53%
	All contract charges	—	234	$25,513	2.06%	—
2018	Lowest contract charge 0.50% Class B	$136.65	—	—	—	(1.00)%
	Highest contract charge 1.30% Class B	$94.53	—	—	—	(1.79)%
	All contract charges	—	240	$24,731	2.21%	—
2017	Lowest contract charge 0.50% Class B	$138.03	—	—	—	1.72%
	Highest contract charge 1.30% Class B	$96.25	—	—	—	0.92%
	All contract charges	—	243	$25,610	1.56%	—
2016	Lowest contract charge 0.50% Class B	$135.69	—	—	—	2.42%
	Highest contract charge 1.30% Class B	$95.37	—	—	—	1.61%
	All contract charges	—	249	$25,975	1.95%	—
2015	Lowest contract charge 0.50% Class B	$132.49	—	—	—	(1.13)%

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
CharterSM Multi-Sector Bond (Continued)
	Highest contract charge 1.30% Class B	$93.86	—	—	—	(1.92)%
	All contract charges	—	256	$26,346	1.52%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.50% Class B	$283.70	—	—	—	32.38%
	Highest contract charge 1.45% Class B	$245.14	—	—	—	31.12%
	All contract charges	—	221	$54,751	1.90%	—
2018	Lowest contract charge 0.50% Class B	$214.31	—	—	—	(5.51)%
	Highest contract charge 1.45% Class B	$186.96	—	—	—	(6.42)%
	All contract charges	—	226	$42,495	3.63%	—
2017	Lowest contract charge 0.50% Class B	$226.80	—	—	—	23.74%
	Highest contract charge 1.45% Class B	$199.78	—	—	—	22.56%
	All contract charges	—	231	$46,802	2.62%	—
2016	Lowest contract charge 0.50% Class B	$183.29	—	—	—	8.81%
	Highest contract charge 1.45% Class B	$163.00	—	—	—	7.77%
	All contract charges	—	244	$40,272	0.00%	—
2015	Lowest contract charge 0.50% Class B	$168.45	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$151.25	—	—	—	(7.41)%
	All contract charges	—	265	$40,398	0.26%	—

CharterSM Small Cap Value
2019	Lowest contract charge 0.50% Class B	$325.41	—	—	—	24.02%
	Highest contract charge 1.45% Class B	$223.09	—	—	—	22.84%
	All contract charges	—	382	$110,347	0.46%	—
2018	Lowest contract charge 0.50% Class B	$262.38	—	—	—	(13.42)%
	Highest contract charge 1.45% Class B	$181.61	—	—	—	(14.25)%
	All contract charges	—	403	$95,139	1.16%	—
2017	Lowest contract charge 0.50% Class B	$303.06	—	—	—	10.74%
	Highest contract charge 1.45% Class B	$211.80	—	—	—	9.68%
	All contract charges	—	434	$118,439	1.45%	—
2016	Lowest contract charge 0.50% Class B	$273.66	—	—	—	24.61%
	Highest contract charge 1.45% Class B	$193.10	—	—	—	23.43%
	All contract charges	—	469	$117,210	1.36%	—
2015	Lowest contract charge 0.50% Class B	$219.62	—	—	—	(13.57)%
	Highest contract charge 1.45% Class B	$156.45	—	—	—	(14.40)%
	All contract charges	—	504	$101,765	0.51%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$214.11	—	—	—	24.43%
	Highest contract charge 1.45% Class IB	$178.32	—	—	—	23.12%
	All contract charges	—	91	$20,442	1.01%	—
2018	Lowest contract charge 0.40% Class IB	$172.07	—	—	—	(12.62)%
	Highest contract charge 1.45% Class IB	$144.84	—	—	—	(13.55)%
	All contract charges	—	84	$15,353	0.98%	—
2017	Lowest contract charge 0.40% Class IB	$196.93	—	—	—	14.77%
	Highest contract charge 1.45% Class IB	$167.54	—	—	—	13.56%
	All contract charges	—	79	$16,486	0.79%	—
2016	Lowest contract charge 0.40% Class IB	$171.59	—	—	—	19.20%
	Highest contract charge 1.45% Class IB	$147.53	—	—	—	17.95%
	All contract charges	—	66	$12,251	0.92%	—
2015	Lowest contract charge 0.40% Class IB	$143.95	—	—	—	(3.50)%
	Highest contract charge 1.34% Class IB	$166.05	—	—	—	(4.41)%
	All contract charges	—	45	$7,382	0.56%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$265.02	—	—	—	29.25%
	Highest contract charge 1.34% Class IB	$273.26	—	—	—	28.16%
	All contract charges	—	138	$36,023	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$205.04	—	—	—	(6.53)%

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/500 Managed Volatility (Continued)
	Highest contract charge 1.34% Class IB	$213.21	—	—	—	(7.33)%
	All contract charges	—	129	$26,144	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$219.37	—	—	—	20.16%
	Highest contract charge 1.34% Class IB	$230.07	—	—	—	19.15%
	All contract charges	—	120	$26,598	1.21%	—
2016	Lowest contract charge 0.50% Class IB	$182.57	—	—	—	10.47%
	Highest contract charge 1.34% Class IB	$193.10	—	—	—	9.54%
	All contract charges	—	104	$19,418	1.31%	—
2015	Lowest contract charge 0.50% Class IB	$165.27	—	—	—	(0.14)%
	Highest contract charge 1.34% Class IB	$176.28	—	—	—	(0.98)%
	All contract charges	—	87	$14,632	0.97%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$212.31	—	—	—	23.82%
	Highest contract charge 1.34% Class IB	$231.01	—	—	—	22.78%
	All contract charges	—	46	$9,641	0.95%	—
2018	Lowest contract charge 0.50% Class IB	$171.46	—	—	—	(12.36)%
	Highest contract charge 1.34% Class IB	$188.15	—	—	—	(13.11)%
	All contract charges	—	45	$7,424	0.79%	—
2017	Lowest contract charge 0.50% Class IB	$195.64	—	—	—	13.29%
	Highest contract charge 1.34% Class IB	$216.53	—	—	—	12.34%
	All contract charges	—	39	$7,758	0.75%	—
2016	Lowest contract charge 0.50% Class IB	$172.69	—	—	—	19.92%
	Highest contract charge 1.34% Class IB	$192.75	—	—	—	18.92%
	All contract charges	—	33	$5,859	0.82%	—
2015	Lowest contract charge 0.50% Class IB	$144.00	—	—	—	(5.57)%
	Highest contract charge 1.34% Class IB	$162.09	—	—	—	(6.37)%
	All contract charges	—	26	$4,016	0.40%	—

EQ/AB Dynamic Moderate Growth
2019	Lowest contract charge 0.50% Class IB	$154.86	—	—	—	15.21%
	Highest contract charge 1.34% Class IB	$145.15	—	—	—	14.25%
	All contract charges	—	130	$19,010	1.14%	—
2018	Lowest contract charge 0.50% Class IB	$134.41	—	—	—	(6.29)%
	Highest contract charge 1.34% Class IB	$127.05	—	—	—	(7.08)%
	All contract charges	—	130	$16,916	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$143.43	—	—	—	12.34%
	Highest contract charge 1.34% Class IB	$136.73	—	—	—	11.39%
	All contract charges	—	138	$18,919	1.22%	—
2016	Lowest contract charge 0.50% Class IB	$127.68	—	—	—	3.26%
	Highest contract charge 1.34% Class IB	$122.75	—	—	—	2.39%
	All contract charges	—	134	$16,587	0.41%	—
2015	Lowest contract charge 0.50% Class IB	$123.65	—	—	—	(1.11)%
	Highest contract charge 1.34% Class IB	$119.89	—	—	—	(1.95)%
	All contract charges	—	120	$14,425	0.80%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.70% Class IA	$430.75	—	—	—	26.91%
	Highest contract charge 1.45% Class IA	$343.05	—	—	—	25.95%
	All contract charges	—	665	$318,770	0.16%	—
2018	Lowest contract charge 0.70% Class IA	$339.42	—	—	—	(8.53)%
	Highest contract charge 1.45% Class IA	$272.38	—	—	—	(9.22)%
	All contract charges	—	706	$269,121	0.12%	—
2017	Lowest contract charge 0.70% Class IA	$371.06	—	—	—	21.81%
	Highest contract charge 1.45% Class IA	$300.04	—	—	—	20.90%
	All contract charges	—	761	$318,454	0.27%	—
2016	Lowest contract charge 0.70% Class IA	$304.61	—	—	—	11.79%
	Highest contract charge 1.45% Class IA	$248.18	—	—	—	10.95%

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/AB Small Cap Growth (Continued)
	All contract charges	—	819	$283,441	0.36%	—
2015	Lowest contract charge 0.70% Class IA	$272.48	—	—	—	(3.59)%
	Highest contract charge 1.45% Class IA	$223.69	—	—	—	(4.32)%
	All contract charges	—	887	$276,150	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.50% Class IB	$285.43	—	—	—	27.16%
	Highest contract charge 1.30% Class IB	$265.33	—	—	—	26.16%
	All contract charges	—	313	$101,773	0.16%	—
2018	Lowest contract charge 0.50% Class IB	$224.46	—	—	—	(8.34)%
	Highest contract charge 1.30% Class IB	$210.32	—	—	—	(9.07)%
	All contract charges	—	267	$71,468	0.12%	—
2017	Lowest contract charge 0.50% Class IB	$244.89	—	—	—	22.06%
	Highest contract charge 1.30% Class IB	$231.30	—	—	—	21.10%
	All contract charges	—	256	$76,002	0.27%	—
2016	Lowest contract charge 0.50% Class IB	$200.63	—	—	—	12.01%
	Highest contract charge 1.30% Class IB	$191.00	—	—	—	11.13%
	All contract charges	—	252	$61,734	0.36%	—
2015	Lowest contract charge 0.50% Class IB	$179.11	—	—	—	(3.39)%
	Highest contract charge 1.30% Class IB	$171.87	—	—	—	(4.16)%
	All contract charges	—	250	$55,409	0.05%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 0.50% Class B	$270.19	—	—	—	23.86%
	Highest contract charge 1.45% Class B	$231.18	—	—	—	22.68%
	All contract charges	—	3,315	$792,936	1.59%	—
2018	Lowest contract charge 0.50% Class B	$218.14	—	—	—	(9.17)%
	Highest contract charge 1.45% Class B	$188.44	—	—	—	(10.05)%
	All contract charges	—	3,327	$646,094	1.58%	—
2017	Lowest contract charge 0.50% Class B	$240.17	—	—	—	18.50%
	Highest contract charge 1.45% Class B	$209.49	—	—	—	17.37%
	All contract charges	—	3,343	$719,502	1.53%	—
2016	Lowest contract charge 0.50% Class B	$202.67	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$178.48	—	—	—	7.21%
	All contract charges	—	3,348	$610,865	0.97%	—
2015	Lowest contract charge 0.50% Class B	$187.23	—	—	—	(2.25)%
	Highest contract charge 1.45% Class B	$166.47	—	—	—	(3.18)%
	All contract charges	—	3,347	$567,396	0.97%	—

EQ/American Century Mid Cap Value(f)
2019	Lowest contract charge 0.00% Class IB	$151.54	—	—	—	28.82%
	Highest contract charge 1.25% Class IB	$113.54	—	—	—	27.20%
	All contract charges	—	486	$120,132	1.97%	—
2018	Lowest contract charge 0.00% Class IB(e)	$117.64	—	—	—	(9.39)%
	Highest contract charge 1.25% Class IB(e)	$89.26	—	—	—	(9.60)%
	All contract charges	—	413	$80,826	0.57%	—

EQ/Balanced Strategy
2019	Lowest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	Highest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	All contract charges	—	—	$79	1.50%	—
2018	Lowest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	Highest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	All contract charges	—	1	$72	1.19%	—
2017	Lowest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	Highest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	All contract charges	—	1	$193	1.27%	—
2016	Lowest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%
	Highest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Balanced Strategy (Continued)
	All contract charges	—	1	$188	0.90%	—
2015	Lowest contract charge 1.10% Class IA	$132.70	—	—	—	(1.73)%
	Highest contract charge 1.25% Class IA	$131.44	—	—	—	(1.88)%
	All contract charges	—	1	$189	1.03%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.50% Class IB	$152.52	—	—	—	15.11%
	Highest contract charge 1.45% Class IB	$141.73	—	—	—	14.00%
	All contract charges	—	820	$133,439	1.50%	—
2018	Lowest contract charge 0.50% Class IB	$132.50	—	—	—	(4.66)%
	Highest contract charge 1.45% Class IB	$124.32	—	—	—	(5.57)%
	All contract charges	—	835	$119,937	1.19%	—
2017	Lowest contract charge 0.50% Class IB	$138.98	—	—	—	9.30%
	Highest contract charge 1.45% Class IB	$131.66	—	—	—	8.26%
	All contract charges	—	869	$132,545	1.27%	—
2016	Lowest contract charge 0.50% Class IB	$127.15	—	—	—	5.45%
	Highest contract charge 1.45% Class IB	$121.61	—	—	—	4.45%
	All contract charges	—	880	$124,745	0.90%	—
2015	Lowest contract charge 0.50% Class IB	$120.58	—	—	—	(1.13)%
	Highest contract charge 1.45% Class IB	$116.43	—	—	—	(2.09)%
	All contract charges	—	802	$108,841	1.03%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.50% Class IB	$312.63	—	—	—	22.82%
	Highest contract charge 1.45% Class IB	$322.66	—	—	—	21.65%
	All contract charges	—	2,275	$831,501	1.94%	—
2018	Lowest contract charge 0.50% Class IB	$254.55	—	—	—	(8.48)%
	Highest contract charge 1.45% Class IB	$265.24	—	—	—	(9.36)%
	All contract charges	—	2,310	$694,882	1.61%	—
2017	Lowest contract charge 0.50% Class IB	$278.13	—	—	—	7.57%
	Highest contract charge 1.45% Class IB	$292.62	—	—	—	6.55%
	All contract charges	—	2,378	$791,517	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$258.55	—	—	—	17.38%
	Highest contract charge 1.45% Class IB	$274.64	—	—	—	16.26%
	All contract charges	—	2,429	$759,183	1.54%	—
2015	Lowest contract charge 0.50% Class IB	$220.27	—	—	—	(6.62)%
	Highest contract charge 1.45% Class IB	$236.23	—	—	—	(7.51)%
	All contract charges	—	2,398	$648,716	1.31%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.70% Class IB	$366.64	—	—	—	31.95%
	Highest contract charge 1.45% Class IB	$314.19	—	—	—	30.96%
	All contract charges	—	814	$246,604	0.56%	—
2018	Lowest contract charge 0.70% Class IB	$277.86	—	—	—	(5.51)%
	Highest contract charge 1.45% Class IB	$239.92	—	—	—	(6.23)%
	All contract charges	—	855	$198,849	0.56%	—
2017	Lowest contract charge 0.70% Class IB	$294.05	—	—	—	24.56%
	Highest contract charge 1.45% Class IB	$255.85	—	—	—	23.62%
	All contract charges	—	907	$226,594	0.78%	—
2016	Lowest contract charge 0.70% Class IB	$236.07	—	—	—	7.66%
	Highest contract charge 1.45% Class IB	$206.96	—	—	—	6.86%
	All contract charges	—	954	$194,061	0.87%	—
2015	Lowest contract charge 0.70% Class IB	$219.27	—	—	—	1.20%
	Highest contract charge 1.45% Class IB	$193.68	—	—	—	0.43%
	All contract charges	—	1,011	$193,583	0.57%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.70% Class IB	$308.21	—	—	—	31.08%
	Highest contract charge 1.45% Class IB	$264.12	—	—	—	30.09%
	All contract charges	—	591	$162,169	0.03%	—

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/ClearBridge Large Cap Growth (Continued)
2018	Lowest contract charge 0.70% Class IB	$235.14	—	—	—	(1.05)%
	Highest contract charge 1.45% Class IB	$203.03	—	—	—	(1.80)%
	All contract charges	—	662	$138,859	0.17%	—
2017	Lowest contract charge 0.50% Class IB	$238.30	—	—	—	24.97%
	Highest contract charge 1.45% Class IB	$206.76	—	—	—	23.78%
	All contract charges	—	753	$160,742	0.07%	—
2016	Lowest contract charge 0.50% Class IB	$190.69	—	—	—	0.38%
	Highest contract charge 1.45% Class IB	$167.04	—	—	—	(0.58)%
	All contract charges	—	887	$152,942	0.00%	—
2015	Lowest contract charge 0.50% Class IB	$189.97	—	—	—	0.76%
	Highest contract charge 1.45% Class IB	$168.01	—	—	—	(0.20)%
	All contract charges	—	1,022	$177,302	0.00%	—

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$207.85	—	—	—	32.87%
	Highest contract charge 1.45% Class IB	$182.92	—	—	—	31.60%
	All contract charges	—	152	$28,393	0.35%	—
2018	Lowest contract charge 0.50% Class IB	$156.43	—	—	—	(10.52)%
	Highest contract charge 1.45% Class IB	$139.00	—	—	—	(11.38)%
	All contract charges	—	160	$22,764	3.55%	—
2017	Lowest contract charge 0.50% Class IB	$174.82	—	—	—	13.63%
	Highest contract charge 1.45% Class IB	$156.85	—	—	—	12.55%
	All contract charges	—	175	$27,935	1.02%	—
2016	Lowest contract charge 0.50% Class IB	$153.85	—	—	—	12.60%
	Highest contract charge 1.45% Class IB	$139.36	—	—	—	11.52%
	All contract charges	—	189	$26,930	2.21%	—
2015	Lowest contract charge 0.50% Class IB	$136.64	—	—	—	(2.87)%
	Highest contract charge 1.45% Class IB	$124.96	—	—	—	(3.80)%
	All contract charges	—	203	$25,859	1.81%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.70% Class IA	$362.51	—	—	—	29.32%
	Highest contract charge 1.45% Class IA	$241.62	—	—	—	28.34%
	All contract charges	—	2,952	$2,239,132	1.42%	—
2018	Lowest contract charge 0.70% Class IA	$280.31	—	—	—	(6.46)%
	Highest contract charge 1.45% Class IA	$188.26	—	—	—	(7.17)%
	All contract charges	—	3,243	$1,909,634	1.29%	—
2017	Lowest contract charge 0.70% Class IA	$299.68	—	—	—	19.63%
	Highest contract charge 1.45% Class IA	$202.81	—	—	—	18.73%
	All contract charges	—	3,556	$2,249,181	1.29%	—
2016	Lowest contract charge 0.70% Class IA	$250.51	—	—	—	10.91%
	Highest contract charge 1.45% Class IA	$170.82	—	—	—	10.08%
	All contract charges	—	3,867	$2,054,312	1.54%	—
2015	Lowest contract charge 0.70% Class IA	$225.87	—	—	—	(0.76)%
	Highest contract charge 1.45% Class IA	$155.18	—	—	—	(1.50)%
	All contract charges	—	4,237	$2,036,713	1.35%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.40% Class IB	$242.81	—	—	—	29.71%
	Highest contract charge 1.30% Class IB	$216.23	—	—	—	28.56%
	All contract charges	—	962	$225,707	1.42%	—
2018	Lowest contract charge 0.40% Class IB	$187.19	—	—	—	(6.18)%
	Highest contract charge 1.30% Class IB	$168.20	—	—	—	(7.02)%
	All contract charges	—	933	$170,142	1.29%	—
2017	Lowest contract charge 0.40% Class IB	$199.52	—	—	—	19.99%
	Highest contract charge 1.30% Class IB	$180.90	—	—	—	18.93%
	All contract charges	—	917	$179,724	1.29%	—

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Common Stock Index (Continued)
2016	Lowest contract charge 0.40% Class IB	$166.28	—	—	—	11.25%
	Highest contract charge 1.30% Class IB	$152.11	—	—	—	10.26%
	All contract charges	—	881	$144,886	1.54%	—
2015	Lowest contract charge 0.40% Class IB	$149.47	—	—	—	(0.46)%
	Highest contract charge 1.30% Class IB	$137.96	—	—	—	(1.34)%
	All contract charges	—	870	$130,043	1.35%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.50% Class B	$160.07	—	—	—	8.69%
	Highest contract charge 1.45% Class B	$136.96	—	—	—	7.66%
	All contract charges	—	741	$102,816	1.67%	—
2018	Lowest contract charge 0.50% Class B	$147.27	—	—	—	(2.06)%
	Highest contract charge 1.45% Class B	$127.22	—	—	—	(3.00)%
	All contract charges	—	757	$97,134	1.49%	—
2017	Lowest contract charge 0.50% Class B	$150.36	—	—	—	4.42%
	Highest contract charge 1.45% Class B	$131.15	—	—	—	3.43%
	All contract charges	—	806	$106,472	1.10%	—
2016	Lowest contract charge 0.50% Class B	$143.99	—	—	—	2.41%
	Highest contract charge 1.45% Class B	$126.80	—	—	—	1.44%
	All contract charges	—	884	$112,214	0.95%	—
2015	Lowest contract charge 0.50% Class B	$140.60	—	—	—	(0.73)%
	Highest contract charge 1.45% Class B	$125.00	—	—	—	(1.69)%
	All contract charges	—	912	$113,613	0.81%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.50% Class IB	$141.48	—	—	—	12.82%
	Highest contract charge 1.34% Class IB	$132.60	—	—	—	11.87%
	All contract charges	—	254	$35,470	1.54%	—
2018	Lowest contract charge 0.50% Class IB	$125.40	—	—	—	(3.73)%
	Highest contract charge 1.34% Class IB	$118.53	—	—	—	(4.56)%
	All contract charges	—	240	$30,084	1.25%	—
2017	Lowest contract charge 0.50% Class IB	$130.26	—	—	—	7.44%
	Highest contract charge 1.34% Class IB	$124.19	—	—	—	6.54%
	All contract charges	—	223	$29,665	1.25%	—
2016	Lowest contract charge 0.50% Class IB	$121.24	—	—	—	4.44%
	Highest contract charge 1.34% Class IB	$116.57	—	—	—	3.56%
	All contract charges	—	204	$25,591	0.90%	—
2015	Lowest contract charge 0.50% Class IB	$116.09	—	—	—	(0.96)%
	Highest contract charge 1.34% Class IB	$112.56	—	—	—	(1.80)%
	All contract charges	—	181	$22,059	1.01%	—

EQ/Conservative Strategy
2019	Lowest contract charge 0.50% Class IB	$121.13	—	—	—	8.40%
	Highest contract charge 1.34% Class IB	$113.53	—	—	—	7.49%
	All contract charges	—	90	$10,581	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$111.74	—	—	—	(1.89)%
	Highest contract charge 1.34% Class IB	$105.62	—	—	—	(2.73)%
	All contract charges	—	80	$8,883	1.18%	—
2017	Lowest contract charge 0.50% Class IB	$113.89	—	—	—	3.74%
	Highest contract charge 1.34% Class IB	$108.58	—	—	—	2.88%
	All contract charges	—	86	$9,802	1.04%	—
2016	Lowest contract charge 0.50% Class IB	$109.78	—	—	—	2.31%
	Highest contract charge 1.34% Class IB	$105.54	—	—	—	1.45%
	All contract charges	—	87	$9,714	0.85%	—
2015	Lowest contract charge 0.50% Class IB	$107.30	—	—	—	(0.67)%
	Highest contract charge 1.34% Class IB	$104.03	—	—	—	(1.51)%
	All contract charges	—	74	$8,166	0.87%	—

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.50% Class B	$185.57	—	—	—	12.91%
	Highest contract charge 1.45% Class B	$158.78	—	—	—	11.83%
	All contract charges	—	1,363	$221,097	1.60%	—
2018	Lowest contract charge 0.50% Class B	$164.35	—	—	—	(4.13)%
	Highest contract charge 1.45% Class B	$141.98	—	—	—	(5.05)%
	All contract charges	—	1,402	$202,591	1.48%	—
2017	Lowest contract charge 0.50% Class B	$171.43	—	—	—	8.28%
	Highest contract charge 1.45% Class B	$149.53	—	—	—	7.25%
	All contract charges	—	1,455	$220,539	1.21%	—
2016	Lowest contract charge 0.50% Class B	$158.32	—	—	—	4.21%
	Highest contract charge 1.45% Class B	$139.42	—	—	—	3.22%
	All contract charges	—	1,464	$206,424	0.94%	—
2015	Lowest contract charge 0.50% Class B	$151.92	—	—	—	(1.15)%
	Highest contract charge 1.45% Class B	$135.07	—	—	—	(2.09)%
	All contract charges	—	1,489	$202,513	0.83%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.40% Class IB	$108.99	—	—	—	5.84%
	Highest contract charge 1.45% Class IB	$116.73	—	—	—	4.72%
	All contract charges	—	1,018	$122,882	1.96%	—
2018	Lowest contract charge 0.40% Class IB	$102.98	—	—	—	(0.16)%
	Highest contract charge 1.45% Class IB	$111.47	—	—	—	(1.21)%
	All contract charges	—	984	$113,184	1.92%	—
2017	Lowest contract charge 0.40% Class IB	$103.14	—	—	—	1.06%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	—%
	All contract charges	—	983	$114,129	1.58%	—
2016	Lowest contract charge 0.40% Class IB	$102.06	—	—	—	0.97%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	(0.09)%
	All contract charges	—	991	$114,324	1.52%	—
2015	Lowest contract charge 0.40% Class IB	$101.08	—	—	—	0.04%
	Highest contract charge 1.45% Class IB	$112.94	—	—	—	(1.03)%
	All contract charges	—	963	$110,934	1.50%	—

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.50% Class IB	$107.48	—	—	—	17.53%
	Highest contract charge 1.45% Class IB	$100.84	—	—	—	16.40%
	All contract charges	—	176	$17,887	1.68%	—
2018	Lowest contract charge 0.50% Class IB	$91.45	—	—	—	(15.68)%
	Highest contract charge 1.45% Class IB	$86.63	—	—	—	(16.49)%
	All contract charges	—	156	$13,778	1.39%	—
2017	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	33.35%
	Highest contract charge 1.45% Class IB	$103.73	—	—	—	32.07%
	All contract charges	—	125	$13,139	1.18%	—
2016	Lowest contract charge 0.50% Class IB	$81.33	—	—	—	9.15%
	Highest contract charge 1.34% Class IB	$78.86	—	—	—	8.23%
	All contract charges	—	72	$5,741	0.92%	—
2015	Lowest contract charge 0.50% Class IB	$74.51	—	—	—	(18.56)%
	Highest contract charge 1.34% Class IB	$72.86	—	—	—	(19.24)%
	All contract charges	—	54	$3,974	0.74%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.70% Class IA	$406.71	—	—	—	29.77%
	Highest contract charge 1.45% Class IA	$273.41	—	—	—	28.78%
	All contract charges	—	1,855	$1,320,928	1.63%	—
2018	Lowest contract charge 0.70% Class IA	$313.42	—	—	—	(5.60)%
	Highest contract charge 1.45% Class IA	$212.30	—	—	—	(6.32)%
	All contract charges	—	1,926	$1,064,158	1.47%	—

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Equity 500 Index (Continued)
2017	Lowest contract charge 0.70% Class IA	$332.03	—	—	—	20.20%
	Highest contract charge 1.45% Class IA	$226.62	—	—	—	19.29%
	All contract charges	—	1,974	$1,164,818	1.48%	—
2016	Lowest contract charge 0.70% Class IA	$276.23	—	—	—	10.46%
	Highest contract charge 1.45% Class IA	$189.97	—	—	—	9.63%
	All contract charges	—	2,006	$993,755	1.68%	—
2015	Lowest contract charge 0.70% Class IA	$250.07	—	—	—	0.09%
	Highest contract charge 1.45% Class IA	$173.28	—	—	—	(0.66)%
	All contract charges	—	2,050	$923,739	1.64%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.40% Class IB	$246.54	—	—	—	30.16%
	Highest contract charge 1.30% Class IB	$241.57	—	—	—	29.00%
	All contract charges	—	2,852	$772,136	1.63%	—
2018	Lowest contract charge 0.40% Class IB	$189.42	—	—	—	(5.32)%
	Highest contract charge 1.30% Class IB	$187.26	—	—	—	(6.16)%
	All contract charges	—	2,453	$511,486	1.47%	—
2017	Lowest contract charge 0.40% Class IB	$200.06	—	—	—	20.56%
	Highest contract charge 1.30% Class IB	$199.56	—	—	—	19.48%
	All contract charges	—	2,120	$468,158	1.48%	—
2016	Lowest contract charge 0.40% Class IB	$165.94	—	—	—	10.78%
	Highest contract charge 1.30% Class IB	$167.02	—	—	—	9.81%
	All contract charges	—	1,771	$325,092	1.68%	—
2015	Lowest contract charge 0.40% Class IB	$149.79	—	—	—	0.39%
	Highest contract charge 1.30% Class IB	$152.10	—	—	—	(0.51)%
	All contract charges	—	1,478	$245,385	1.64%	—

EQ/Fidelity Institutional AM® Large Cap(g)
2019	Lowest contract charge 0.50% Class IB	$264.58	—	—	—	30.42%
	Highest contract charge 1.45% Class IB	$213.76	—	—	—	29.18%
	All contract charges	—	1,950	$503,296	0.97%	—
2018	Lowest contract charge 0.50% Class IB(e)	$202.87	—	—	—	(11.15)%
	Highest contract charge 1.45% Class IB(e)	$165.48	—	—	—	(11.32)%
	All contract charges	—	1,970	$393,731	0.25%	—

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$158.79	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$155.19	—	—	—	14.87%
	All contract charges	—	569	$90,194	2.63%	—
2018	Lowest contract charge 0.40% Class IB	$136.78	—	—	—	(4.68)%
	Highest contract charge 1.45% Class IB	$135.10	—	—	—	(5.70)%
	All contract charges	—	599	$82,598	2.85%	—
2017	Lowest contract charge 0.40% Class IB	$143.50	—	—	—	9.58%
	Highest contract charge 1.45% Class IB	$143.26	—	—	—	8.42%
	All contract charges	—	648	$94,188	2.55%	—
2016	Lowest contract charge 0.40% Class IB	$130.96	—	—	—	9.99%
	Highest contract charge 1.45% Class IB	$132.13	—	—	—	8.85%
	All contract charges	—	668	$89,565	2.48%	—
2015	Lowest contract charge 0.40% Class IB	$119.06	—	—	—	(3.42)%
	Highest contract charge 1.45% Class IB	$121.39	—	—	—	(4.44)%
	All contract charges	—	710	$87,422	2.32%	—

EQ/Franklin Rising Dividends
2019	Lowest contract charge 1.20% Class IB	$118.64	—	—	—	28.20%
	Highest contract charge 1.25% Class IB	$118.57	—	—	—	28.14%
	All contract charges	—	93	$10,962	1.74%	—
2018	Lowest contract charge 1.20% Class IB(e)	$92.54	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB(e)	$92.53	—	—	—	(7.50)%
	All contract charges	—	15	$1,341	0.49%	—

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$207.30	—	—	—	24.86%
	Highest contract charge 1.34% Class IB	$185.17	—	—	—	23.81%
	All contract charges	—	108	$20,379	0.91%	—
2018	Lowest contract charge 0.50% Class IB	$166.02	—	—	—	(13.27)%
	Highest contract charge 1.34% Class IB	$149.56	—	—	—	(14.01)%
	All contract charges	—	114	$17,249	0.62%	—
2017	Lowest contract charge 0.50% Class IB	$191.43	—	—	—	11.18%
	Highest contract charge 1.45% Class IB	$171.74	—	—	—	10.12%
	All contract charges	—	119	$20,921	0.54%	—
2016	Lowest contract charge 0.50% Class IB	$172.18	—	—	—	24.24%
	Highest contract charge 1.45% Class IB	$155.96	—	—	—	23.06%
	All contract charges	—	123	$19,631	0.38%	—
2015	Lowest contract charge 0.50% Class IB	$138.59	—	—	—	(7.01)%
	Highest contract charge 1.45% Class IB	$126.74	—	—	—	(7.89)%
	All contract charges	—	127	$16,276	0.23%	—

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$156.96	—	—	—	21.59%
	Highest contract charge 1.34% Class IB	$141.02	—	—	—	20.56%
	All contract charges	—	527	$75,310	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$129.09	—	—	—	(9.12)%
	Highest contract charge 1.34% Class IB	$116.97	—	—	—	(9.89)%
	All contract charges	—	555	$66,141	2.22%	—
2017	Lowest contract charge 0.50% Class IB	$142.04	—	—	—	14.38%
	Highest contract charge 1.45% Class IB	$128.28	—	—	—	13.29%
	All contract charges	—	580	$76,371	1.68%	—
2016	Lowest contract charge 0.50% Class IB	$124.18	—	—	—	8.95%
	Highest contract charge 1.34% Class IB	$114.45	—	—	—	8.03%
	All contract charges	—	600	$69,558	1.63%	—
2015	Lowest contract charge 0.50% Class IB	$113.98	—	—	—	(3.28)%
	Highest contract charge 1.34% Class IB	$105.94	—	—	—	(4.10)%
	All contract charges	—	646	$69,206	1.24%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.50% Class IB	$134.02	—	—	—	5.68%
	Highest contract charge 1.45% Class IB	$116.90	—	—	—	4.66%
	All contract charges	—	404	$48,552	0.80%	—
2018	Lowest contract charge 0.50% Class IB	$126.82	—	—	—	(2.12)%
	Highest contract charge 1.45% Class IB	$111.69	—	—	—	(3.06)%
	All contract charges	—	430	$49,636	1.31%	—
2017	Lowest contract charge 0.50% Class IB	$129.57	—	—	—	4.13%
	Highest contract charge 1.45% Class IB	$115.22	—	—	—	3.14%
	All contract charges	—	453	$53,888	0.04%	—
2016	Lowest contract charge 0.50% Class IB	$124.43	—	—	—	0.18%
	Highest contract charge 1.45% Class IB	$111.71	—	—	—	(0.78)%
	All contract charges	—	473	$54,198	1.80%	—
2015	Lowest contract charge 0.50% Class IB	$124.21	—	—	—	(4.28)%
	Highest contract charge 1.45% Class IB	$112.59	—	—	—	(5.20)%
	All contract charges	—	516	$59,622	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$412.32	—	—	—	24.65%
	Highest contract charge 1.45% Class IB	$398.85	—	—	—	23.46%
	All contract charges	—	1,229	$386,966	1.34%	—
2018	Lowest contract charge 0.50% Class IB	$330.79	—	—	—	(12.60)%
	Highest contract charge 1.45% Class IB	$323.07	—	—	—	(13.44)%
	All contract charges	—	1,311	$332,448	1.03%	—

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Global Equity Managed Volatility (Continued)
2017	Lowest contract charge 0.50% Class IB	$378.49	—	—	—	25.45%
	Highest contract charge 1.45% Class IB	$373.24	—	—	—	24.26%
	All contract charges	—	1,396	$406,202	1.08%	—
2016	Lowest contract charge 0.50% Class IB	$301.70	—	—	—	3.96%
	Highest contract charge 1.45% Class IB	$300.37	—	—	—	2.97%
	All contract charges	—	1,497	$348,728	0.91%	—
2015	Lowest contract charge 0.50% Class IB	$290.21	—	—	—	(2.22)%
	Highest contract charge 1.45% Class IB	$291.72	—	—	—	(3.15)%
	All contract charges	—	1,629	$363,975	0.88%	—

EQ/Goldman Sachs Mid Cap Value(h)
2019	Lowest contract charge 0.50% Class IB	$227.33	—	—	—	30.13%
	Highest contract charge 1.34% Class IB	$181.89	—	—	—	29.04%
	All contract charges	—	330	$64,506	0.87%	—
2018	Lowest contract charge 0.50% Class IB(e)	$174.69	—	—	—	(8.78)%
	Highest contract charge 1.34% Class IB(e)	$140.96	—	—	—	(8.93)%
	All contract charges	—	334	$50,408	0.23%	—

EQ/Growth Strategy
2019	Lowest contract charge 1.10% Class IA	$193.53	—	—	—	18.93%
	Highest contract charge 1.25% Class IA	$190.52	—	—	—	18.75%
	All contract charges	—	8	$1,419	1.55%	—
2018	Lowest contract charge 1.10% Class IA	$162.72	—	—	—	(7.12)%
	Highest contract charge 1.25% Class IA	$160.44	—	—	—	(7.26)%
	All contract charges	—	8	$1,294	1.15%	—
2017	Lowest contract charge 1.10% Class IA	$175.20	—	—	—	12.48%
	Highest contract charge 1.25% Class IA	$173.00	—	—	—	12.31%
	All contract charges	—	9	$1,528	1.51%	—
2016	Lowest contract charge 1.10% Class IA	$155.76	—	—	—	6.90%
	Highest contract charge 1.25% Class IA	$154.04	—	—	—	6.74%
	All contract charges	—	9	$1,370	0.95%	—
2015	Lowest contract charge 1.10% Class IA	$145.70	—	—	—	(2.06)%
	Highest contract charge 1.25% Class IA	$144.31	—	—	—	(2.22)%
	All contract charges	—	9	$1,292	1.14%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.70% Class IA	$169.61	—	—	—	3.44%
	Highest contract charge 1.45% Class IA	$138.49	—	—	—	2.66%
	All contract charges	—	223	$38,134	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$163.97	—	—	—	0.12%
	Highest contract charge 1.45% Class IA	$134.90	—	—	—	(0.64)%
	All contract charges	—	231	$38,429	1.26%	—
2017	Lowest contract charge 0.70% Class IA	$163.77	—	—	—	(0.36)%
	Highest contract charge 1.45% Class IA	$135.77	—	—	—	(1.11)%
	All contract charges	—	242	$40,567	0.82%	—
2016	Lowest contract charge 0.70% Class IA	$164.36	—	—	—	(0.25)%
	Highest contract charge 1.45% Class IA	$137.29	—	—	—	(1.00)%
	All contract charges	—	257	$43,502	0.66%	—
2015	Lowest contract charge 0.70% Class IA	$164.77	—	—	—	(0.28)%
	Highest contract charge 1.45% Class IA	$138.68	—	—	—	(1.03)%
	All contract charges	—	275	$46,641	0.58%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IB	$105.00	—	—	—	4.17%
	Highest contract charge 1.30% Class IB	$107.83	—	—	—	2.83%
	All contract charges	—	88	$11,453	1.55%	—
2018	Lowest contract charge 0.00% Class IB	$100.80	—	—	—	0.84%
	Highest contract charge 1.30% Class IB	$104.86	—	—	—	(0.47)%
	All contract charges	—	92	$11,549	1.26%	—

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Intermediate Government Bond (Continued)
2017	Lowest contract charge 0.00% Class IB(d)	$99.96	—	—	—	0.34%
	Highest contract charge 1.30% Class IB	$105.36	—	—	—	(0.95)%
	All contract charges	—	103	$12,918	0.82%	—
2016	Lowest contract charge 0.00% Class IB	$100.70	—	—	—	0.45%
	Highest contract charge 1.30% Class IB	$106.37	—	—	—	(0.84)%
	All contract charges	—	113	$14,492	0.66%	—
2015	Lowest contract charge 0.00% Class IB(c)	$100.25	—	—	—	(0.16)%
	Highest contract charge 1.30% Class IB	$107.27	—	—	—	(0.86)%
	All contract charges	—	104	$13,778	0.58%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$113.43	—	—	—	21.97%
	Highest contract charge 1.45% Class IB	$173.50	—	—	—	20.67%
	All contract charges	—	1,168	$169,539	1.99%	—
2018	Lowest contract charge 0.40% Class IB	$93.00	—	—	—	(15.23)%
	Highest contract charge 1.45% Class IB	$143.78	—	—	—	(16.13)%
	All contract charges	—	1,210	$145,274	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$109.71	—	—	—	25.80%
	Highest contract charge 1.45% Class IB	$171.43	—	—	—	24.49%
	All contract charges	—	1,255	$178,927	1.66%	—
2016	Lowest contract charge 0.40% Class IB	$87.21	—	—	—	(0.18)%
	Highest contract charge 1.45% Class IB	$137.71	—	—	—	(1.23)%
	All contract charges	—	1,317	$150,471	0.29%	—
2015	Lowest contract charge 0.40% Class IB	$87.37	—	—	—	(4.73)%
	Highest contract charge 1.45% Class IB	$139.43	—	—	—	(5.73)%
	All contract charges	—	1,380	$159,218	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 0.70% Class IA	$168.03	—	—	—	21.29%
	Highest contract charge 1.45% Class IA	$127.27	—	—	—	20.37%
	All contract charges	—	2,027	$334,880	2.85%	—
2018	Lowest contract charge 0.70% Class IA	$138.54	—	—	—	(15.77)%
	Highest contract charge 1.45% Class IA	$105.73	—	—	—	(16.41)%
	All contract charges	—	2,109	$289,084	2.37%	—
2017	Lowest contract charge 0.70% Class IA	$164.47	—	—	—	22.36%
	Highest contract charge 1.45% Class IA	$126.48	—	—	—	21.44%
	All contract charges	—	2,219	$363,221	2.63%	—
2016	Lowest contract charge 0.70% Class IA	$134.41	—	—	—	1.48%
	Highest contract charge 1.45% Class IA	$104.15	—	—	—	0.72%
	All contract charges	—	2,321	$312,628	2.70%	—
2015	Lowest contract charge 0.70% Class IA	$132.45	—	—	—	(2.82)%
	Highest contract charge 1.45% Class IA	$103.41	—	—	—	(3.55)%
	All contract charges	—	2,442	$325,879	2.31%	—

EQ/International Equity Index
2019	Lowest contract charge 0.40% Class IB	$154.24	—	—	—	21.65%
	Highest contract charge 1.30% Class IB	$97.02	—	—	—	20.58%
	All contract charges	—	343	$42,734	2.85%	—
2018	Lowest contract charge 0.40% Class IB	$126.79	—	—	—	(15.51)%
	Highest contract charge 1.30% Class IB	$80.46	—	—	—	(16.27)%
	All contract charges	—	291	$29,840	2.37%	—
2017	Lowest contract charge 0.40% Class IB	$150.07	—	—	—	22.74%
	Highest contract charge 1.30% Class IB	$96.10	—	—	—	21.65%
	All contract charges	—	305	$37,039	2.63%	—
2016	Lowest contract charge 0.40% Class IB	$122.27	—	—	—	1.78%
	Highest contract charge 1.30% Class IB	$79.00	—	—	—	0.88%
	All contract charges	—	321	$32,071	2.70%	—
2015	Lowest contract charge 0.40% Class IB	$120.13	—	—	—	(2.52)%
	Highest contract charge 1.30% Class IB	$78.31	—	—	—	(3.39)%
	All contract charges	—	360	$35,412	2.31%	—

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/International Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$139.63	—	—	—	20.83%
	Highest contract charge 1.34% Class IB	$137.80	—	—	—	19.81%
	All contract charges	—	105	$14,285	2.44%	—
2018	Lowest contract charge 0.50% Class IB	$115.56	—	—	—	(14.88)%
	Highest contract charge 1.34% Class IB	$115.02	—	—	—	(15.60)%
	All contract charges	—	101	$11,294	1.88%	—
2017	Lowest contract charge 0.50% Class IB	$135.76	—	—	—	23.63%
	Highest contract charge 1.34% Class IB	$136.28	—	—	—	22.59%
	All contract charges	—	91	$12,260	2.26%	—
2016	Lowest contract charge 0.50% Class IB	$109.81	—	—	—	(0.62)%
	Highest contract charge 1.34% Class IB	$111.17	—	—	—	(1.45)%
	All contract charges	—	80	$8,711	1.28%	—
2015	Lowest contract charge 0.50% Class IB	$110.49	—	—	—	(2.89)%
	Highest contract charge 1.34% Class IB	$112.81	—	—	—	(3.71)%
	All contract charges	—	77	$8,446	0.04%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$145.32	—	—	—	22.17%
	Highest contract charge 1.45% Class IB	$162.71	—	—	—	20.88%
	All contract charges	—	1,161	$176,862	2.30%	—
2018	Lowest contract charge 0.40% Class IB	$118.95	—	—	—	(16.83)%
	Highest contract charge 1.45% Class IB	$134.61	—	—	—	(17.71)%
	All contract charges	—	1,215	$152,711	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$143.02	—	—	—	22.88%
	Highest contract charge 1.45% Class IB	$163.58	—	—	—	21.59%
	All contract charges	—	1,275	$194,737	1.90%	—
2016	Lowest contract charge 0.40% Class IB	$116.39	—	—	—	0.34%
	Highest contract charge 1.45% Class IB	$134.53	—	—	—	(0.72)%
	All contract charges	—	1,359	$170,173	0.47%	—
2015	Lowest contract charge 0.40% Class IB	$115.99	—	—	—	(3.55)%
	Highest contract charge 1.45% Class IB	$135.50	—	—	—	(4.56)%
	All contract charges	—	1,434	$180,159	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.50% Class IB	$250.25	—	—	—	24.36%
	Highest contract charge 1.45% Class IB	$217.39	—	—	—	23.17%
	All contract charges	—	568	$126,391	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$201.23	—	—	—	(12.84)%
	Highest contract charge 1.45% Class IB	$176.50	—	—	—	(13.67)%
	All contract charges	—	595	$107,350	1.52%	—
2017	Lowest contract charge 0.50% Class IB	$230.87	—	—	—	17.40%
	Highest contract charge 1.45% Class IB	$204.45	—	—	—	16.27%
	All contract charges	—	617	$128,355	0.78%	—
2016	Lowest contract charge 0.50% Class IB	$196.66	—	—	—	16.79%
	Highest contract charge 1.45% Class IB	$175.84	—	—	—	15.68%
	All contract charges	—	661	$117,507	2.49%	—
2015	Lowest contract charge 0.50% Class IB	$168.39	—	—	—	(6.66)%
	Highest contract charge 1.45% Class IB	$152.01	—	—	—	(7.55)%
	All contract charges	—	718	$109,963	2.11%	—

EQ/Invesco Global Real Estate(i)
2019	Lowest contract charge 0.50% Class IB	$192.18	—	—	—	21.90%
	Highest contract charge 1.45% Class IB	$151.15	—	—	—	20.74%
	All contract charges	—	573	$102,224	4.57%	—
2018	Lowest contract charge 0.50% Class IB(e)	$157.65	—	—	—	(0.84)%
	Highest contract charge 1.45% Class IB(e)	$125.19	—	—	—	(1.03)%
	All contract charges	—	578	$85,440	0.55%	—

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Invesco International Growth(j)
2019	Lowest contract charge 0.50% Class IB	$173.55	—	—	—	27.56%
	Highest contract charge 1.45% Class IB	$136.90	—	—	—	26.34%
	All contract charges	—	630	$96,709	1.72%	—
2018	Lowest contract charge 0.50% Class IB(e)	$136.05	—	—	—	(5.11)%
	Highest contract charge 1.45% Class IB(e)	$108.36	—	—	—	(5.29)%
	All contract charges	—	617	$74,537	0.21%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.40% Class IB	$213.26	—	—	—	35.91%
	Highest contract charge 1.45% Class IB	$315.72	—	—	—	34.48%
	All contract charges	—	1,301	$405,014	0.02%	—
2018	Lowest contract charge 0.40% Class IB	$156.91	—	—	—	(2.18)%
	Highest contract charge 1.45% Class IB	$234.77	—	—	—	(3.22)%
	All contract charges	—	1,280	$297,005	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$160.41	—	—	—	27.39%
	Highest contract charge 1.45% Class IB	$242.58	—	—	—	26.05%
	All contract charges	—	1,264	$304,349	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$125.92	—	—	—	(4.71)%
	Highest contract charge 1.45% Class IB	$192.44	—	—	—	(5.72)%
	All contract charges	—	1,279	$244,983	0.00%	—
2015	Lowest contract charge 0.40% Class IB	$132.15	—	—	—	(5.87)%
	Highest contract charge 1.45% Class IB	$204.11	—	—	—	(6.86)%
	All contract charges	—	1,341	$269,875	0.00%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.40% Class IB	$238.22	—	—	—	27.02%
	Highest contract charge 1.45% Class IB	$235.37	—	—	—	25.68%
	All contract charges	—	753	$202,819	1.28%	—
2018	Lowest contract charge 0.40% Class IB	$187.54	—	—	—	(15.74)%
	Highest contract charge 1.45% Class IB	$187.28	—	—	—	(16.63)%
	All contract charges	—	685	$146,637	1.09%	—
2017	Lowest contract charge 0.40% Class IB	$222.58	—	—	—	17.25%
	Highest contract charge 1.45% Class IB	$224.65	—	—	—	16.01%
	All contract charges	—	554	$143,271	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$189.84	—	—	—	21.05%
	Highest contract charge 1.45% Class IB	$193.64	—	—	—	19.77%
	All contract charges	—	406	$92,188	1.07%	—
2015	Lowest contract charge 0.40% Class IB	$156.83	—	—	—	(2.67)%
	Highest contract charge 1.45% Class IB	$161.67	—	—	—	(3.70)%
	All contract charges	—	361	$69,659	0.71%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$240.35	—	—	—	29.31%
	Highest contract charge 1.45% Class IB	$210.05	—	—	—	28.07%
	All contract charges	—	164	$35,755	1.28%	—
2018	Lowest contract charge 0.50% Class IB	$185.87	—	—	—	(6.89)%
	Highest contract charge 1.45% Class IB	$164.01	—	—	—	(7.79)%
	All contract charges	—	178	$29,907	1.04%	—
2017	Lowest contract charge 0.50% Class IB	$199.63	—	—	—	21.34%
	Highest contract charge 1.45% Class IB	$177.86	—	—	—	20.19%
	All contract charges	—	184	$33,713	1.00%	—
2016	Lowest contract charge 0.50% Class IB	$164.52	—	—	—	9.29%
	Highest contract charge 1.45% Class IB	$147.98	—	—	—	8.24%
	All contract charges	—	193	$29,417	1.10%	—
2015	Lowest contract charge 0.50% Class IB	$150.54	—	—	—	(0.13)%
	Highest contract charge 1.45% Class IB	$136.72	—	—	—	(1.08)%
	All contract charges	—	210	$29,443	0.92%	—

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Large Cap Growth Index
2019	Lowest contract charge 0.50% Class IB	$236.70	—	—	—	34.66%
	Highest contract charge 1.45% Class IB	$216.25	—	—	—	33.37%
	All contract charges	—	1,678	$381,171	0.65%	—
2018	Lowest contract charge 0.50% Class IB	$175.78	—	—	—	(2.75)%
	Highest contract charge 1.45% Class IB	$162.14	—	—	—	(3.68)%
	All contract charges	—	1,656	$281,313	0.65%	—
2017	Lowest contract charge 0.50% Class IB	$180.75	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$168.34	—	—	—	27.36%
	All contract charges	—	1,636	$287,433	0.79%	—
2016	Lowest contract charge 0.50% Class IB	$140.58	—	—	—	5.82%
	Highest contract charge 1.45% Class IB	$132.18	—	—	—	4.80%
	All contract charges	—	1,558	$214,005	1.04%	—
2015	Lowest contract charge 0.50% Class IB	$132.85	—	—	—	4.34%
	Highest contract charge 1.45% Class IB	$126.12	—	—	—	3.34%
	All contract charges	—	1,518	$198,419	0.88%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$189.06	—	—	—	33.05%
	Highest contract charge 1.45% Class IB	$265.75	—	—	—	31.77%
	All contract charges	—	2,110	$826,311	0.43%	—
2018	Lowest contract charge 0.50% Class IB	$142.10	—	—	—	(3.46)%
	Highest contract charge 1.45% Class IB	$201.67	—	—	—	(4.39)%
	All contract charges	—	2,263	$670,858	0.49%	—
2017	Lowest contract charge 0.50% Class IB	$147.20	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$210.93	—	—	—	27.35%
	All contract charges	—	2,424	$751,814	0.49%	—
2016	Lowest contract charge 0.50% Class IB	$114.49	—	—	—	4.99%
	Highest contract charge 1.45% Class IB	$165.63	—	—	—	3.99%
	All contract charges	—	2,596	$631,454	0.56%	—
2015	Lowest contract charge 0.50% Class IB	$109.05	—	—	—	3.51%
	Highest contract charge 1.45% Class IB	$159.28	—	—	—	2.52%
	All contract charges	—	2,799	$652,035	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.50% Class IB	$146.46	—	—	—	25.01%
	Highest contract charge 1.45% Class IB	$127.75	—	—	—	23.81%
	All contract charges	—	872	$114,168	2.35%	—
2018	Lowest contract charge 0.50% Class IB	$117.16	—	—	—	(9.35)%
	Highest contract charge 1.45% Class IB	$103.18	—	—	—	(10.22)%
	All contract charges	—	812	$85,581	2.12%	—
2017	Lowest contract charge 0.50% Class IB	$129.25	—	—	—	12.44%
	Highest contract charge 1.45% Class IB	$114.93	—	—	—	11.37%
	All contract charges	—	771	$90,359	1.89%	—
2016	Lowest contract charge 0.50% Class IB	$114.95	—	—	—	15.89%
	Highest contract charge 1.45% Class IB	$103.20	—	—	—	14.79%
	All contract charges	—	748	$78,417	2.12%	—
2015	Lowest contract charge 0.50% Class IB	$99.19	—	—	—	(4.91)%
	Highest contract charge 1.45% Class IB	$89.90	—	—	—	(5.81)%
	All contract charges	—	697	$63,565	1.94%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.70% Class IA	$236.09	—	—	—	24.56%
	Highest contract charge 1.45% Class IA	$216.42	—	—	—	23.63%
	All contract charges	—	3,611	$748,549	1.93%	—
2018	Lowest contract charge 0.70% Class IA	$189.54	—	—	—	(10.56)%
	Highest contract charge 1.45% Class IA	$175.06	—	—	—	(11.24)%
	All contract charges	—	3,851	$645,059	2.45%	—

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Large Cap Value Managed Volatility (Continued)
2017	Lowest contract charge 0.70% Class IA	$211.91	—	—	—	13.06%
	Highest contract charge 1.45% Class IA	$197.23	—	—	—	12.21%
	All contract charges	—	4,163	$784,636	1.51%	—
2016	Lowest contract charge 0.70% Class IA	$187.43	—	—	—	14.52%
	Highest contract charge 1.45% Class IA	$175.77	—	—	—	13.66%
	All contract charges	—	4,488	$752,898	1.68%	—
2015	Lowest contract charge 0.70% Class IA	$163.67	—	—	—	(4.69)%
	Highest contract charge 1.45% Class IA	$154.65	—	—	—	(5.41)%
	All contract charges	—	4,848	$714,601	1.57%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$212.30	—	—	—	24.93%
	Highest contract charge 1.30% Class IB	$150.36	—	—	—	23.82%
	All contract charges	—	438	$93,406	1.93%	—
2018	Lowest contract charge 0.40% Class IB	$169.93	—	—	—	(10.28)%
	Highest contract charge 1.30% Class IB	$121.43	—	—	—	(11.09)%
	All contract charges	—	471	$80,958	2.45%	—
2017	Lowest contract charge 0.40% Class IB	$189.41	—	—	—	13.41%
	Highest contract charge 1.30% Class IB	$136.58	—	—	—	12.39%
	All contract charges	—	505	$98,028	1.51%	—
2016	Lowest contract charge 0.40% Class IB	$167.02	—	—	—	14.86%
	Highest contract charge 1.30% Class IB	$121.52	—	—	—	13.85%
	All contract charges	—	552	$94,855	1.68%	—
2015	Lowest contract charge 0.40% Class IB	$145.41	—	—	—	(4.40)%
	Highest contract charge 1.30% Class IB	$106.74	—	—	—	(5.25)%
	All contract charges	—	619	$92,983	1.57%	—

EQ/Lazard Emerging Markets Equity(k)
2019	Lowest contract charge 0.50% Class IB	$122.62	—	—	—	18.18%
	Highest contract charge 1.45% Class IB	$100.55	—	—	—	17.04%
	All contract charges	—	2,240	$256,974	2.76%	—
2018	Lowest contract charge 0.50% Class IB(e)	$103.76	—	—	—	(1.46)%
	Highest contract charge 1.45% Class IB(e)	$85.91	—	—	—	(1.64)%
	All contract charges	—	2,127	$207,732	0.18%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.40% Class IB	$272.53	—	—	—	30.81%
	Highest contract charge 1.45% Class IB	$353.42	—	—	—	29.43%
	All contract charges	—	302	$105,139	0.03%	—
2018	Lowest contract charge 0.40% Class IB	$208.34	—	—	—	(3.37)%
	Highest contract charge 1.45% Class IB	$273.06	—	—	—	(4.40)%
	All contract charges	—	313	$84,195	0.09%	—
2017	Lowest contract charge 0.40% Class IB	$215.61	—	—	—	34.05%
	Highest contract charge 1.45% Class IB	$285.62	—	—	—	32.65%
	All contract charges	—	325	$91,309	0.18%	—
2016	Lowest contract charge 0.40% Class IB	$160.84	—	—	—	6.38%
	Highest contract charge 1.45% Class IB	$215.32	—	—	—	5.27%
	All contract charges	—	286	$61,039	0.37%	—
2015	Lowest contract charge 0.40% Class IB	$151.19	—	—	—	11.08%
	Highest contract charge 1.45% Class IB	$204.55	—	—	—	9.91%
	All contract charges	—	223	$45,979	0.12%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.40% Class IB	$177.14	—	—	—	26.74%
	Highest contract charge 1.45% Class IB	$231.28	—	—	—	25.40%
	All contract charges	—	860	$203,157	1.32%	—
2018	Lowest contract charge 0.40% Class IB	$139.77	—	—	—	(9.73)%
	Highest contract charge 1.45% Class IB	$184.43	—	—	—	(10.69)%
	All contract charges	—	798	$149,378	0.92%	—

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/MFS International Growth (Continued)
2017	Lowest contract charge 0.40% Class IB	$154.84	—	—	—	31.53%
	Highest contract charge 1.45% Class IB	$206.51	—	—	—	30.15%
	All contract charges	—	732	$152,179	0.86%	—
2016	Lowest contract charge 0.40% Class IB	$117.72	—	—	—	1.57%
	Highest contract charge 1.45% Class IB	$158.67	—	—	—	0.50%
	All contract charges	—	657	$104,466	1.02%	—
2015	Lowest contract charge 0.40% Class IB	$115.90	—	—	—	(0.21)%
	Highest contract charge 1.45% Class IB	$157.88	—	—	—	(1.26)%
	All contract charges	—	619	$97,843	0.60%	—

EQ/MFS International Value(l)
2019	Lowest contract charge 0.00% Class IB	$151.79	—	—	—	25.88%
	Highest contract charge 1.45% Class IB	$193.09	—	—	—	24.06%
	All contract charges	—	2,691	$609,024	0.71%	—
2018	Lowest contract charge 0.00% Class IB(e)	$120.58	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB(e)	$155.64	—	—	—	(4.64)%
	All contract charges	—	2,493	$454,316	0.00%	—

EQ/MFS Mid Cap Focused Growth(m)
2019	Lowest contract charge 0.50% Class IB	$238.19	—	—	—	35.64%
	Highest contract charge 1.45% Class IB	$219.24	—	—	—	34.35%
	All contract charges	—	969	$216,514	0.02%	—
2018	Lowest contract charge 0.50% Class IB(e)	$175.60	—	—	—	(9.43)%
	Highest contract charge 1.45% Class IB(e)	$163.19	—	—	—	(9.60)%
	All contract charges	—	901	$149,489	0.01%	—

EQ/MFS Technology(n)
2019	Lowest contract charge 0.50% Class IB	$449.41	—	—	—	35.12%
	Highest contract charge 1.45% Class IB	$320.68	—	—	—	33.83%
	All contract charges	—	531	$223,096	0.00%	—
2018	Lowest contract charge 0.50% Class IB(e)	$332.61	—	—	—	(11.05)%
	Highest contract charge 1.45% Class IB(e)	$239.62	—	—	—	(11.22)%
	All contract charges	—	497	$155,095	0.00%	—

EQ/MFS Utilities Series(o)
2019	Lowest contract charge 0.40% Class IB	$186.67	—	—	—	24.20%
	Highest contract charge 1.45% Class IB	$176.25	—	—	—	22.88%
	All contract charges	—	607	$133,641	2.88%	—
2018	Lowest contract charge 0.40% Class IB(e)	$150.30	—	—	—	(2.73)%
	Highest contract charge 1.45% Class IB(e)	$143.43	—	—	—	(2.93)%
	All contract charges	—	615	$109,805	0.50%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.40% Class IB	$219.91	—	—	—	24.88%
	Highest contract charge 1.45% Class IB	$243.93	—	—	—	23.57%
	All contract charges	—	3,089	$762,495	1.15%	—
2018	Lowest contract charge 0.40% Class IB	$176.10	—	—	—	(12.05)%
	Highest contract charge 1.45% Class IB	$197.41	—	—	—	(12.98)%
	All contract charges	—	3,000	$597,178	1.10%	—
2017	Lowest contract charge 0.40% Class IB	$200.22	—	—	—	15.02%
	Highest contract charge 1.45% Class IB	$226.86	—	—	—	13.81%
	All contract charges	—	2,944	$671,402	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$174.07	—	—	—	19.43%
	Highest contract charge 1.45% Class IB	$199.33	—	—	—	18.18%
	All contract charges	—	2,809	$562,440	1.13%	—
2015	Lowest contract charge 0.40% Class IB	$145.75	—	—	—	(3.25)%
	Highest contract charge 1.45% Class IB	$168.67	—	—	—	(4.27)%
	All contract charges	—	2,667	$453,031	0.87%	—

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$377.50	—	—	—	25.95%
	Highest contract charge 1.45% Class IB	$249.60	—	—	—	24.75%
	All contract charges	—	1,559	$489,608	1.38%	—
2018	Lowest contract charge 0.50% Class IB	$299.72	—	—	—	(13.73)%
	Highest contract charge 1.45% Class IB	$200.08	—	—	—	(14.56)%
	All contract charges	—	1,649	$415,490	1.21%	—
2017	Lowest contract charge 0.50% Class IB	$347.42	—	—	—	11.76%
	Highest contract charge 1.45% Class IB	$234.18	—	—	—	10.70%
	All contract charges	—	1,777	$523,415	1.05%	—
2016	Lowest contract charge 0.50% Class IB	$310.86	—	—	—	17.08%
	Highest contract charge 1.45% Class IB	$211.55	—	—	—	15.98%
	All contract charges	—	1,901	$505,176	1.22%	—
2015	Lowest contract charge 0.50% Class IB	$265.50	—	—	—	(4.02)%
	Highest contract charge 1.45% Class IB	$182.41	—	—	—	(4.94)%
	All contract charges	—	2,042	$467,179	0.75%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.70% Class A	$252.60	—	—	—	14.73%
	Highest contract charge 1.45% Class A	$187.72	—	—	—	13.86%
	All contract charges	—	9,422	$1,087,782	1.61%	—
2018	Lowest contract charge 0.70% Class A	$220.17	—	—	—	(5.44)%
	Highest contract charge 1.45% Class A	$164.87	—	—	—	(6.15)%
	All contract charges	—	10,156	$1,018,392	1.54%	—
2017	Lowest contract charge 0.70% Class A	$232.83	—	—	—	10.27%
	Highest contract charge 1.45% Class A	$175.68	—	—	—	9.44%
	All contract charges	—	10,984	$1,160,934	1.23%	—
2016	Lowest contract charge 0.70% Class A	$211.14	—	—	—	4.62%
	Highest contract charge 1.45% Class A	$160.53	—	—	—	3.84%
	All contract charges	—	11,858	$1,132,721	0.90%	—
2015	Lowest contract charge 0.70% Class A	$201.82	—	—	—	(1.58)%
	Highest contract charge 1.45% Class A	$154.60	—	—	—	(2.32)%
	All contract charges	—	12,791	$1,164,680	0.82%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.40% Class B	$148.08	—	—	—	15.08%
	Highest contract charge 1.30% Class B	$141.77	—	—	—	14.05%
	All contract charges	—	3,021	$553,964	1.61%	—
2018	Lowest contract charge 0.40% Class B	$128.68	—	—	—	(5.15)%
	Highest contract charge 1.30% Class B	$124.30	—	—	—	(6.00)%
	All contract charges	—	3,033	$486,092	1.54%	—
2017	Lowest contract charge 0.40% Class B	$135.67	—	—	—	10.61%
	Highest contract charge 1.30% Class B	$132.24	—	—	—	9.62%
	All contract charges	—	3,055	$518,853	1.23%	—
2016	Lowest contract charge 0.40% Class B	$122.66	—	—	—	4.94%
	Highest contract charge 1.30% Class B	$120.63	—	—	—	4.01%
	All contract charges	—	3,061	$471,480	0.90%	—
2015	Lowest contract charge 0.40% Class B	$116.89	—	—	—	(1.28)%
	Highest contract charge 1.30% Class B	$115.98	—	—	—	(2.16)%
	All contract charges	—	3,011	$443,187	0.82%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.50% Class IB	$164.47	—	—	—	17.39%
	Highest contract charge 1.45% Class IB	$152.84	—	—	—	16.26%
	All contract charges	—	595	$93,129	1.61%	—
2018	Lowest contract charge 0.50% Class IB	$140.11	—	—	—	(5.61)%
	Highest contract charge 1.45% Class IB	$131.46	—	—	—	(6.51)%
	All contract charges	—	539	$72,435	1.29%	—
2017	Lowest contract charge 0.50% Class IB	$148.43	—	—	—	11.23%
	Highest contract charge 1.45% Class IB	$140.62	—	—	—	10.18%
	All contract charges	—	464	$66,158	1.51%	—

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Moderate Growth Strategy (Continued)
2016	Lowest contract charge 0.50% Class IB	$133.44	—	—	—	6.52%
	Highest contract charge 1.45% Class IB	$127.63	—	—	—	5.51%
	All contract charges	—	392	$50,651	1.01%	—
2015	Lowest contract charge 0.50% Class IB	$125.27	—	—	—	(1.28)%
	Highest contract charge 1.45% Class IB	$120.97	—	—	—	(2.23)%
	All contract charges	—	304	$37,073	1.26%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.50% Class B	$241.02	—	—	—	19.39%
	Highest contract charge 1.45% Class B	$206.22	—	—	—	18.25%
	All contract charges	—	5,942	$1,255,928	1.59%	—
2018	Lowest contract charge 0.50% Class B	$201.87	—	—	—	(7.31)%
	Highest contract charge 1.45% Class B	$174.39	—	—	—	(8.20)%
	All contract charges	—	6,083	$1,084,608	1.59%	—
2017	Lowest contract charge 0.50% Class B	$217.78	—	—	—	14.32%
	Highest contract charge 1.45% Class B	$189.96	—	—	—	13.23%
	All contract charges	—	6,255	$1,211,042	1.40%	—
2016	Lowest contract charge 0.50% Class B	$190.50	—	—	—	6.73%
	Highest contract charge 1.45% Class B	$167.76	—	—	—	5.72%
	All contract charges	—	6,382	$1,086,620	0.91%	—
2015	Lowest contract charge 0.50% Class B	$178.48	—	—	—	(1.78)%
	Highest contract charge 1.45% Class B	$158.68	—	—	—	(2.72)%
	All contract charges	—	6,504	$1,044,145	0.90%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IA	$1.03	—	—	—	0.98%
	Highest contract charge 1.45% Class IA	$107.51	—	—	—	0.05%
	All contract charges	—	1,743	$38,184	1.51%	—
2018	Lowest contract charge 0.00% Class IA	$1.02	—	—	—	2.00%
	Highest contract charge 1.45% Class IA	$107.46	—	—	—	(0.20)%
	All contract charges	—	1,455	$40,146	1.26%	—
2017	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$107.68	—	—	—	(1.05)%
	All contract charges	—	1,454	$38,911	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$108.82	—	—	—	(1.45)%
	All contract charges	—	1,443	$42,564	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$110.42	—	—	—	(1.45)%
	All contract charges	—	1,266	$43,701	0.00%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$1.03	—	—	—	0.98%
	Highest contract charge 1.30% Class IB	$93.82	—	—	—	0.21%
	All contract charges	—	7,095	$30,806	1.51%	—
2018	Lowest contract charge 0.00% Class IB	$1.02	—	—	—	2.00%
	Highest contract charge 1.30% Class IB	$93.62	—	—	—	(0.04)%
	All contract charges	—	9,274	$33,488	1.26%	—
2017	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$93.66	—	—	—	(0.88)%
	All contract charges	—	8,987	$30,193	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$94.49	—	—	—	(1.28)%
	All contract charges	—	8,365	$33,504	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$95.72	—	—	—	(1.29)%
	All contract charges	—	4,538	$28,080	0.00%	—

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Oppenheimer Global
2019	Lowest contract charge 0.50% Class IB	$234.11	—	—	—	30.43%
	Highest contract charge 1.45% Class IB	$206.03	—	—	—	29.19%
	All contract charges	—	1,116	$235,055	0.36%	—
2018	Lowest contract charge 0.50% Class IB	$179.49	—	—	—	(13.90)%
	Highest contract charge 1.45% Class IB	$159.48	—	—	—	(14.73)%
	All contract charges	—	1,036	$167,841	0.38%	—
2017	Lowest contract charge 0.50% Class IB	$208.47	—	—	—	34.94%
	Highest contract charge 1.45% Class IB	$187.03	—	—	—	33.66%
	All contract charges	—	941	$177,865	0.59%	—
2016	Lowest contract charge 0.50% Class IB	$154.49	—	—	—	(0.46)%
	Highest contract charge 1.45% Class IB	$139.93	—	—	—	(1.41)%
	All contract charges	—	875	$123,212	0.84%	—
2015	Lowest contract charge 0.50% Class IB	$155.20	—	—	—	2.66%
	Highest contract charge 1.45% Class IB	$141.93	—	—	—	1.68%
	All contract charges	—	852	$121,243	0.28%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 0.50% Class IB	$112.93	—	—	—	7.62%
	Highest contract charge 1.45% Class IB	$105.95	—	—	—	6.60%
	All contract charges	—	430	$46,555	3.70%	—
2018	Lowest contract charge 0.50% Class IB	$104.93	—	—	—	(1.85)%
	Highest contract charge 1.45% Class IB	$99.39	—	—	—	(2.81)%
	All contract charges	—	381	$38,575	2.57%	—
2017	Lowest contract charge 0.50% Class IB	$106.91	—	—	—	2.38%
	Highest contract charge 1.45% Class IB	$102.26	—	—	—	1.42%
	All contract charges	—	339	$35,233	1.39%	—
2016	Lowest contract charge 0.50% Class IB	$104.42	—	—	—	9.78%
	Highest contract charge 1.45% Class IB	$100.83	—	—	—	8.72%
	All contract charges	—	245	$24,965	5.89%	—
2015	Lowest contract charge 0.50% Class IB	$95.12	—	—	—	(2.85)%
	Highest contract charge 1.45% Class IB	$92.74	—	—	—	(3.78)%
	All contract charges	—	184	$17,168	1.51%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	Highest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	All contract charges	—	1	$108	2.23%	—
2018	Lowest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	Highest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	All contract charges	—	1	$106	1.94%	—
2017	Lowest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	Highest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	All contract charges	—	1	$107	1.25%	—
2016	Lowest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	Highest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	All contract charges	—	1	$106	0.98%	—
2015	Lowest contract charge 1.10% Class IA	$96.03	—	—	—	(1.38)%
	Highest contract charge 1.10% Class IA	$96.03	—	—	—	(1.38)%
	All contract charges	—	1	$105	0.46%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.50% Class IB	$118.39	—	—	—	2.04%
	Highest contract charge 1.45% Class IB	$102.85	—	—	—	1.07%
	All contract charges	—	710	$75,514	2.23%	—
2018	Lowest contract charge 0.50% Class IB	$116.02	—	—	—	0.45%
	Highest contract charge 1.45% Class IB	$101.76	—	—	—	(0.52)%
	All contract charges	—	743	$77,992	1.94%	—
2017	Lowest contract charge 0.50% Class IB	$115.50	—	—	—	1.38%
	Highest contract charge 1.45% Class IB	$102.29	—	—	—	0.42%
	All contract charges	—	767	$80,773	1.25%	—

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/PIMCO Ultra Short Bond (Continued)
2016	Lowest contract charge 0.50% Class IB	$113.93	—	—	—	1.49%
	Highest contract charge 1.45% Class IB	$101.86	—	—	—	0.51%
	All contract charges	—	798	$83,638	0.98%	—
2015	Lowest contract charge 0.50% Class IB	$112.26	—	—	—	(0.78)%
	Highest contract charge 1.45% Class IB	$101.34	—	—	—	(1.73)%
	All contract charges	—	857	$88,975	0.46%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.70% Class IA	$176.00	—	—	—	4.89%
	Highest contract charge 1.45% Class IA	$141.57	—	—	—	4.10%
	All contract charges	—	297	$53,964	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$167.79	—	—	—	(0.59)%
	Highest contract charge 1.45% Class IA	$135.99	—	—	—	(1.34)%
	All contract charges	—	316	$55,139	1.68%	—
2017	Lowest contract charge 0.70% Class IA	$168.78	—	—	—	0.69%
	Highest contract charge 1.45% Class IA	$137.84	—	—	—	(0.07)%
	All contract charges	—	335	$59,351	1.17%	—
2016	Lowest contract charge 0.70% Class IA	$167.63	—	—	—	0.47%
	Highest contract charge 1.45% Class IA	$137.94	—	—	—	(0.29)%
	All contract charges	—	358	$63,477	1.12%	—
2015	Lowest contract charge 0.70% Class IA	$166.85	—	—	—	(0.48)%
	Highest contract charge 1.45% Class IA	$138.34	—	—	—	(1.23)%
	All contract charges	—	391	$69,213	1.05%	—

EQ/Quality B8ond PLUS
2019	Lowest contract charge 0.50% Class IB	$157.31	—	—	—	5.10%
	Highest contract charge 1.30% Class IB	$106.34	—	—	—	4.28%
	All contract charges	—	134	$19,027	1.55%	—
2018	Lowest contract charge 0.50% Class IB	$149.67	—	—	—	(0.39)%
	Highest contract charge 1.30% Class IB	$101.98	—	—	—	(1.17)%
	All contract charges	—	138	$18,720	1.68%	—
2017	Lowest contract charge 0.50% Class IB	$150.25	—	—	—	0.89%
	Highest contract charge 1.30% Class IB	$103.19	—	—	—	0.09%
	All contract charges	—	146	$20,008	1.17%	—
2016	Lowest contract charge 0.50% Class IB	$148.93	—	—	—	0.67%
	Highest contract charge 1.30% Class IB	$103.10	—	—	—	(0.13)%
	All contract charges	—	153	$20,936	1.12%	—
2015	Lowest contract charge 0.50% Class IB	$147.94	—	—	—	(0.27)%
	Highest contract charge 1.30% Class IB	$103.23	—	—	—	(1.06)%
	All contract charges	—	159	$21,910	1.05%	—

EQ/Small Company Index
2019	Lowest contract charge 0.40% Class IB	$213.87	—	—	—	24.71%
	Highest contract charge 1.45% Class IB	$319.67	—	—	—	23.40%
	All contract charges	—	1,112	$348,866	1.13%	—
2018	Lowest contract charge 0.40% Class IB	$171.49	—	—	—	(11.67)%
	Highest contract charge 1.45% Class IB	$259.06	—	—	—	(12.60)%
	All contract charges	—	1,080	$273,883	0.96%	—
2017	Lowest contract charge 0.40% Class IB	$194.15	—	—	—	13.56%
	Highest contract charge 1.45% Class IB	$296.42	—	—	—	12.36%
	All contract charges	—	1,080	$312,612	1.07%	—
2016	Lowest contract charge 0.40% Class IB	$170.97	—	—	—	20.05%
	Highest contract charge 1.45% Class IB	$263.81	—	—	—	18.79%
	All contract charges	—	1,078	$277,464	1.16%	—
2015	Lowest contract charge 0.40% Class IB	$142.42	—	—	—	(4.95)%
	Highest contract charge 1.45% Class IB	$222.09	—	—	—	(5.95)%
	All contract charges	—	1,085	$235,560	0.91%	—

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.40% Class IB	$284.01	—	—	—	30.58%
	Highest contract charge 1.45% Class IB	$307.96	—	—	—	29.20%
	All contract charges	—	2,787	$875,449	0.00%	—
2018	Lowest contract charge 0.40% Class IB	$217.50	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$238.36	—	—	—	(3.05)%
	All contract charges	—	2,636	$638,686	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$221.97	—	—	—	32.84%
	Highest contract charge 1.45% Class IB	$245.86	—	—	—	31.44%
	All contract charges	—	2,437	$606,687	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$167.10	—	—	—	0.94%
	Highest contract charge 1.45% Class IB	$187.05	—	—	—	(0.13)%
	All contract charges	—	2,262	$427,483	0.00%	—
2015	Lowest contract charge 0.40% Class IB	$165.55	—	—	—	9.78%
	Highest contract charge 1.45% Class IB	$187.29	—	—	—	8.62%
	All contract charges	—	2,171	$409,319	0.00%	—

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$158.93	—	—	—	20.34%
	Highest contract charge 1.45% Class IB	$139.87	—	—	—	19.19%
	All contract charges	—	347	$49,684	1.87%	—
2018	Lowest contract charge 0.50% Class IB	$132.07	—	—	—	(12.65)%
	Highest contract charge 1.45% Class IB	$117.35	—	—	—	(13.49)%
	All contract charges	—	354	$42,567	2.81%	—
2017	Lowest contract charge 0.50% Class IB	$151.20	—	—	—	20.69%
	Highest contract charge 1.45% Class IB	$135.65	—	—	—	19.54%
	All contract charges	—	370	$51,182	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$125.28	—	—	—	4.74%
	Highest contract charge 1.45% Class IB	$113.48	—	—	—	3.75%
	All contract charges	—	381	$43,936	0.69%	—
2015	Lowest contract charge 0.50% Class IB	$119.61	—	—	—	(3.12)%
	Highest contract charge 1.45% Class IB	$109.38	—	—	—	(4.05)%
	All contract charges	—	399	$44,162	0.00%	—

EQ/UBS Growth & Income
2019	Lowest contract charge 0.50% Class IB	$304.53	—	—	—	36.12%
	Highest contract charge 1.45% Class IB	$263.14	—	—	—	34.82%
	All contract charges	—	180	$43,722	0.49%	—
2018	Lowest contract charge 0.50% Class IB	$223.72	—	—	—	(13.85)%
	Highest contract charge 1.45% Class IB	$195.18	—	—	—	(14.68)%
	All contract charges	—	186	$33,725	0.34%	—
2017	Lowest contract charge 0.50% Class IB	$259.69	—	—	—	20.67%
	Highest contract charge 1.35% Class IB	$231.85	—	—	—	19.65%
	All contract charges	—	196	$42,336	0.29%	—
2016	Lowest contract charge 0.50% Class IB	$215.20	—	—	—	9.59%
	Highest contract charge 1.35% Class IB	$193.78	—	—	—	8.66%
	All contract charges	—	188	$34,163	0.82%	—
2015	Lowest contract charge 0.50% Class IB	$196.36	—	—	—	(1.92)%
	Highest contract charge 1.34% Class IB	$178.53	—	—	—	(2.75)%
	All contract charges	—	204	$34,304	0.59%	—

EQ/Wellington Energy(p)
2019	Lowest contract charge 0.40% Class IB	$67.81	—	—	—	0.61%
	Highest contract charge 1.45% Class IB	$54.45	—	—	—	(0.46)%
	All contract charges	—	599	$41,502	0.95%	—
2018	Lowest contract charge 0.40% Class IB(e)	$67.40	—	—	—	(31.53)%
	Highest contract charge 1.45% Class IB(e)	$54.70	—	—	—	(31.67)%
	All contract charges	—	540	$37,658	0.11%	—

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2019	Lowest contract charge 0.50% Service Class 2	$237.87	—	—	—	26.47%
	Highest contract charge 1.20% Service Class 2	$222.13	—	—	—	25.58%
	All contract charges	—	78	$17,456	1.93%	—
2018	Lowest contract charge 0.50% Service Class 2	$188.08	—	—	—	(9.00)%
	Highest contract charge 1.20% Service Class 2	$176.88	—	—	—	(9.64)%
	All contract charges	—	69	$12,307	2.13%	—
2017	Lowest contract charge 0.50% Service Class 2	$206.67	—	—	—	12.09%
	Highest contract charge 1.20% Service Class 2	$195.75	—	—	—	11.30%
	All contract charges	—	64	$12,640	1.57%	—
2016	Lowest contract charge 0.50% Service Class 2	$184.38	—	—	—	17.12%
	Highest contract charge 1.20% Service Class 2	$175.87	—	—	—	16.30%
	All contract charges	—	58	$10,325	2.37%	—
2015	Lowest contract charge 0.50% Service Class 2	$157.43	—	—	—	(4.71)%
	Highest contract charge 1.20% Service Class 2	$151.22	—	—	—	(5.39)%
	All contract charges	—	50	$7,681	3.28%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.50% Service Class 2	$221.31	—	—	—	22.56%
	Highest contract charge 1.20% Service Class 2	$206.66	—	—	—	21.69%
	All contract charges	—	334	$69,298	0.70%	—
2018	Lowest contract charge 0.50% Service Class 2	$180.58	—	—	—	(15.20)%
	Highest contract charge 1.20% Service Class 2	$169.82	—	—	—	(15.80)%
	All contract charges	—	304	$51,722	0.41%	—
2017	Lowest contract charge 0.50% Service Class 2	$212.94	—	—	—	19.93%
	Highest contract charge 1.20% Service Class 2	$201.69	—	—	—	19.10%
	All contract charges	—	269	$54,048	0.51%	—
2016	Lowest contract charge 0.50% Service Class 2	$177.55	—	—	—	11.37%
	Highest contract charge 1.20% Service Class 2	$169.35	—	—	—	10.58%
	All contract charges	—	234	$39,627	0.35%	—
2015	Lowest contract charge 0.50% Service Class 2	$159.43	—	—	—	(2.12)%
	Highest contract charge 1.20% Service Class 2	$153.15	—	—	—	(2.81)%
	All contract charges	—	191	$29,387	0.29%	—

Invesco Oppenheimer V.I. Main Street Fund
2019	Lowest contract charge 0.50% Series II	$279.40	—	—	—	31.08%
	Highest contract charge 1.20% Series II	$260.92	—	—	—	30.16%
	All contract charges	—	36	$9,436	0.41%	—
2018	Lowest contract charge 0.50% Series II	$213.15	—	—	—	(8.56)%
	Highest contract charge 1.20% Series II	$200.46	—	—	—	(9.21)%
	All contract charges	—	31	$6,321	0.90%	—
2017	Lowest contract charge 0.50% Series II	$233.11	—	—	—	16.06%
	Highest contract charge 1.20% Series II	$220.79	—	—	—	15.24%
	All contract charges	—	28	$6,219	1.03%	—
2016	Lowest contract charge 0.50% Series II	$200.86	—	—	—	10.75%
	Highest contract charge 1.20% Series II	$191.59	—	—	—	9.96%
	All contract charges	—	21	$4,187	0.85%	—
2015	Lowest contract charge 0.50% Series II	$181.37	—	—	—	2.59%
	Highest contract charge 1.20% Series II	$174.23	—	—	—	1.87%
	All contract charges	—	15	$2,773	0.65%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.00% Series II	$141.34	—	—	—	24.77%
	Highest contract charge 1.20% Series II	$207.84	—	—	—	23.28%
	All contract charges	—	315	$64,883	2.77%	—
2018	Lowest contract charge 0.00% Series II	$113.28	—	—	—	(7.81)%
	Highest contract charge 1.20% Series II	$168.59	—	—	—	(8.93)%
	All contract charges	—	288	$48,181	2.25%	—
2017	Lowest contract charge 0.00% Series II(d)	$122.88	—	—	—	8.35%
	Highest contract charge 1.20% Series II	$185.12	—	—	—	7.05%
	All contract charges	—	248	$45,760	1.63%	—

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Invesco V.I. Diversified Dividend Fund (Continued)
2016	Lowest contract charge 0.00% Series II	$112.48	—	—	—	14.54%
	Highest contract charge 1.20% Series II	$172.93	—	—	—	13.17%
	All contract charges	—	166	$28,770	1.35%	—
2015	Lowest contract charge 0.00% Series II(c)	$98.20	—	—	—	(1.88)%
	Highest contract charge 1.20% Series II	$152.81	—	—	—	0.60%
	All contract charges	—	78	$12,046	1.70%	—

Invesco V.I. High Yield Fund
2019	Lowest contract charge 0.50% Series II	$144.29	—	—	—	12.59%
	Highest contract charge 1.45% Series II	$132.81	—	—	—	11.52%
	All contract charges	—	369	$50,138	5.86%	—
2018	Lowest contract charge 0.50% Series II	$128.15	—	—	—	(4.09)%
	Highest contract charge 1.45% Series II	$119.09	—	—	—	(5.01)%
	All contract charges	—	334	$40,326	4.92%	—
2017	Lowest contract charge 0.50% Series II	$133.61	—	—	—	5.60%
	Highest contract charge 1.45% Series II	$125.37	—	—	—	4.59%
	All contract charges	—	324	$41,199	4.01%	—
2016	Lowest contract charge 0.50% Series II	$126.53	—	—	—	10.28%
	Highest contract charge 1.45% Series II	$119.87	—	—	—	9.22%
	All contract charges	—	280	$34,051	4.11%	—
2015	Lowest contract charge 0.50% Series II	$114.74	—	—	—	(3.85)%
	Highest contract charge 1.45% Series II	$109.75	—	—	—	(4.76)%
	All contract charges	—	255	$28,355	5.55%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 0.50% Series II	$190.28	—	—	—	24.41%
	Highest contract charge 1.45% Series II	$153.93	—	—	—	23.22%
	All contract charges	—	133	$24,962	0.22%	—
2018	Lowest contract charge 0.50% Series II	$152.94	—	—	—	(12.04)%
	Highest contract charge 1.45% Series II	$124.92	—	—	—	(12.89)%
	All contract charges	—	131	$19,811	0.11%	—
2017	Lowest contract charge 0.50% Series II	$173.88	—	—	—	14.08%
	Highest contract charge 1.45% Series II	$143.40	—	—	—	12.99%
	All contract charges	—	128	$22,182	0.32%	—
2016	Lowest contract charge 0.50% Series II	$152.42	—	—	—	12.60%
	Highest contract charge 1.45% Series II	$126.91	—	—	—	11.53%
	All contract charges	—	119	$18,351	0.00%	—
2015	Lowest contract charge 0.50% Series II	$135.37	—	—	—	(4.76)%
	Highest contract charge 1.45% Series II	$113.79	—	—	—	(5.67)%
	All contract charges	—	107	$14,794	0.11%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 0.50% Series II	$210.76	—	—	—	25.68%
	Highest contract charge 1.34% Series II	$222.49	—	—	—	24.63%
	All contract charges	—	52	$10,954	0.00%	—
2018	Lowest contract charge 0.50% Series II	$167.69	—	—	—	(15.70)%
	Highest contract charge 1.34% Series II	$178.52	—	—	—	(16.42)%
	All contract charges	—	52	$8,833	0.00%	—
2017	Lowest contract charge 0.50% Series II	$198.91	—	—	—	13.16%
	Highest contract charge 1.34% Series II	$213.58	—	—	—	12.20%
	All contract charges	—	53	$10,641	0.00%	—
2016	Lowest contract charge 0.50% Series II	$175.78	—	—	—	11.28%
	Highest contract charge 1.34% Series II	$190.35	—	—	—	10.35%
	All contract charges	—	53	$9,535	0.00%	—
2015	Lowest contract charge 0.50% Series II	$157.96	—	—	—	(6.21)%
	Highest contract charge 1.34% Series II	$172.50	—	—	—	(7.00)%
	All contract charges	—	52	$8,732	0.00%	—

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
IVY VIP High Income
2019	Lowest contract charge 0.50% Class II	$180.59	—	—	—	10.64%
	Highest contract charge 1.45% Class II	$147.28	—	—	—	9.58%
	All contract charges	—	1,620	$273,893	6.48%	—
2018	Lowest contract charge 0.50% Class II	$163.23	—	—	—	(2.61)%
	Highest contract charge 1.45% Class II	$134.40	—	—	—	(3.55)%
	All contract charges	—	1,541	$237,179	6.26%	—
2017	Lowest contract charge 0.50% Class II	$167.60	—	—	—	6.15%
	Highest contract charge 1.45% Class II	$139.34	—	—	—	5.14%
	All contract charges	—	1,452	$231,112	5.42%	—
2016	Lowest contract charge 0.50% Class II	$157.89	—	—	—	15.60%
	Highest contract charge 1.45% Class II	$132.53	—	—	—	14.51%
	All contract charges	—	1,293	$195,046	7.20%	—
2015	Lowest contract charge 0.50% Class II	$136.58	—	—	—	(6.97)%
	Highest contract charge 1.45% Class II	$115.74	—	—	—	(7.86)%
	All contract charges	—	1,240	$162,881	6.09%	—

IVY VIP Small Cap Growth
2019	Lowest contract charge 0.50% Class II	$226.13	—	—	—	22.75%
	Highest contract charge 1.34% Class II	$166.08	—	—	—	21.71%
	All contract charges	—	222	$42,024	0.00%	—
2018	Lowest contract charge 0.50% Class II	$184.22	—	—	—	(4.59)%
	Highest contract charge 1.34% Class II	$136.45	—	—	—	(5.41)%
	All contract charges	—	200	$30,759	0.36%	—
2017	Lowest contract charge 0.50% Class II	$193.09	—	—	—	22.50%
	Highest contract charge 1.34% Class II	$144.25	—	—	—	21.47%
	All contract charges	—	160	$25,839	0.00%	—
2016	Lowest contract charge 0.50% Class II	$157.62	—	—	—	2.40%
	Highest contract charge 1.34% Class II	$118.75	—	—	—	1.54%
	All contract charges	—	149	$19,347	0.00%	—
2015	Lowest contract charge 0.50% Class II	$153.92	—	—	—	1.37%
	Highest contract charge 1.45% Class II	$116.35	—	—	—	0.41%
	All contract charges	—	158	$19,869	0.00%	—

MFS® Investors Trust Series
2019	Lowest contract charge 0.50% Service Class	$272.81	—	—	—	30.59%
	Highest contract charge 1.34% Service Class	$283.63	—	—	—	29.49%
	All contract charges	—	86	$23,195	0.50%	—
2018	Lowest contract charge 0.50% Service Class	$208.90	—	—	—	(6.18)%
	Highest contract charge 1.34% Service Class	$219.04	—	—	—	(6.98)%
	All contract charges	—	80	$16,778	0.45%	—
2017	Lowest contract charge 0.50% Service Class	$222.67	—	—	—	22.41%
	Highest contract charge 1.34% Service Class	$235.47	—	—	—	21.38%
	All contract charges	—	78	$17,704	0.56%	—
2016	Lowest contract charge 0.50% Service Class	$181.90	—	—	—	7.78%
	Highest contract charge 1.34% Service Class	$193.99	—	—	—	6.87%
	All contract charges	—	72	$13,353	0.58%	—
2015	Lowest contract charge 0.50% Service Class	$168.77	—	—	—	(0.55)%
	Highest contract charge 1.34% Service Class	$181.52	—	—	—	(1.39)%
	All contract charges	—	68	$12,058	0.68%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 0.50% Service Class	$365.68	—	—	—	38.88%
	Highest contract charge 1.34% Service Class	$337.88	—	—	—	37.71%
	All contract charges	—	100	$34,475	0.35%	—
2018	Lowest contract charge 0.50% Service Class	$263.30	—	—	—	0.07%
	Highest contract charge 1.34% Service Class	$245.35	—	—	—	(0.78)%
	All contract charges	—	73	$18,288	0.34%	—

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
MFS® Massachusetts Investors Growth Stock Portfolio (Continued)
2017	Lowest contract charge 0.50% Service Class	$263.11	—	—	—	27.46%
	Highest contract charge 1.34% Service Class	$247.28	—	—	—	26.39%
	All contract charges	—	69	$17,383	0.42%	—
2016	Lowest contract charge 0.50% Service Class	$206.42	—	—	—	5.31%
	Highest contract charge 1.34% Service Class	$195.65	—	—	—	4.43%
	All contract charges	—	69	$13,609	0.40%	—
2015	Lowest contract charge 0.50% Service Class(a)	$196.01	—	—	—	(2.00)%
	Highest contract charge 1.34% Service Class(a)	$187.35	—	—	—	(2.64)%
	All contract charges	—	55	$10,568	0.46%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.70% Class IA	$233.70	—	—	—	32.42%
	Highest contract charge 1.45% Class IA	$191.20	—	—	—	31.42%
	All contract charges	—	2,955	$678,310	0.75%	—
2018	Lowest contract charge 0.70% Class IA	$176.49	—	—	—	(0.91)%
	Highest contract charge 1.45% Class IA	$145.49	—	—	—	(1.67)%
	All contract charges	—	3,245	$563,402	0.13%	—
2017	Lowest contract charge 0.70% Class IA	$178.11	—	—	—	29.44%
	Highest contract charge 1.45% Class IA	$147.96	—	—	—	28.47%
	All contract charges	—	3,579	$628,070	0.15%	—
2016	Lowest contract charge 0.70% Class IA	$137.60	—	—	—	2.72%
	Highest contract charge 1.45% Class IA	$115.17	—	—	—	1.95%
	All contract charges	—	3,933	$533,772	0.53%	—
2015	Lowest contract charge 0.70% Class IA	$133.96	—	—	—	3.26%
	Highest contract charge 1.45% Class IA	$112.97	—	—	—	2.48%
	All contract charges	—	4,332	$573,539	0.16%	—
Multimanager Aggressive Equity
2019	Lowest contract charge 0.50% Class IB	$217.50	—	—	—	32.69%
	Highest contract charge 1.30% Class IB	$257.99	—	—	—	31.63%
	All contract charges	—	155	$31,746	0.75%	—
2018	Lowest contract charge 0.50% Class IB	$163.92	—	—	—	(0.71)%
	Highest contract charge 1.30% Class IB	$195.99	—	—	—	(1.50)%
	All contract charges	—	166	$25,401	0.13%	—
2017	Lowest contract charge 0.50% Class IB	$165.10	—	—	—	29.70%
	Highest contract charge 1.30% Class IB	$198.98	—	—	—	28.68%
	All contract charges	—	166	$25,903	0.15%	—
2016	Lowest contract charge 0.50% Class IB	$127.29	—	—	—	2.93%
	Highest contract charge 1.30% Class IB	$154.63	—	—	—	2.11%
	All contract charges	—	179	$21,680	0.53%	—
2015	Lowest contract charge 0.50% Class IB	$123.67	—	—	—	3.46%
	Highest contract charge 1.30% Class IB	$151.43	—	—	—	2.65%
	All contract charges	—	203	$24,139	0.16%	—
Multimanager Core Bond
2019	Lowest contract charge 0.40% Class IB	$113.30	—	—	—	6.96%
	Highest contract charge 1.45% Class IB	$151.73	—	—	—	5.82%
	All contract charges	—	716	$112,045	2.14%	—
2018	Lowest contract charge 0.40% Class IB	$105.93	—	—	—	(0.80)%
	Highest contract charge 1.45% Class IB	$143.38	—	—	—	(1.85)%
	All contract charges	—	701	$103,441	2.70%	—
2017	Lowest contract charge 0.40% Class IB	$106.78	—	—	—	2.58%
	Highest contract charge 1.45% Class IB	$146.08	—	—	—	1.51%
	All contract charges	—	755	$113,109	2.08%	—
2016	Lowest contract charge 0.40% Class IB	$104.09	—	—	—	2.23%
	Highest contract charge 1.45% Class IB	$143.91	—	—	—	1.16%
	All contract charges	—	794	$116,522	2.08%	—
2015	Lowest contract charge 0.40% Class IB	$101.82	—	—	—	(0.26)%
	Highest contract charge 1.45% Class IB	$142.26	—	—	—	(1.32)%
	All contract charges	—	833	$120,425	1.92%	—

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Multimanager Mid Cap Growth
2019	Lowest contract charge 0.50% Class IB	$316.65	—	—	—	32.30%
	Highest contract charge 1.45% Class IB	$266.41	—	—	—	31.03%
	All contract charges	—	320	$87,850	0.00%	—
2018	Lowest contract charge 0.50% Class IB	$239.35	—	—	—	(6.25)%
	Highest contract charge 1.45% Class IB	$203.32	—	—	—	(7.15)%
	All contract charges	—	343	$71,852	0.00%	—
2017	Lowest contract charge 0.50% Class IB	$255.30	—	—	—	26.03%
	Highest contract charge 1.45% Class IB	$218.97	—	—	—	24.83%
	All contract charges	—	362	$81,983	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$202.57	—	—	—	6.25%
	Highest contract charge 1.45% Class IB	$175.41	—	—	—	5.23%
	All contract charges	—	386	$69,549	0.10%	—
2015	Lowest contract charge 0.50% Class IB	$190.66	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$166.69	—	—	—	(2.95)%
	All contract charges	—	426	$72,928	0.00%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 0.40% Class IB	$197.71	—	—	—	24.47%
	Highest contract charge 1.45% Class IB	$252.16	—	—	—	23.16%
	All contract charges	—	197	$50,680	1.38%	—
2018	Lowest contract charge 0.40% Class IB	$158.84	—	—	—	(13.10)%
	Highest contract charge 1.45% Class IB	$204.74	—	—	—	(14.02)%
	All contract charges	—	213	$44,482	0.74%	—
2017	Lowest contract charge 0.40% Class IB	$182.79	—	—	—	8.84%
	Highest contract charge 1.45% Class IB	$238.13	—	—	—	7.69%
	All contract charges	—	231	$56,322	0.76%	—
2016	Lowest contract charge 0.40% Class IB	$167.95	—	—	—	18.61%
	Highest contract charge 1.45% Class IB	$221.12	—	—	—	17.35%
	All contract charges	—	254	$57,175	1.03%	—
2015	Lowest contract charge 0.40% Class IB	$141.60	—	—	—	(5.93)%
	Highest contract charge 1.45% Class IB	$188.42	—	—	—	(6.92)%
	All contract charges	—	281	$53,666	0.67%	—

Multimanager Technology
2019	Lowest contract charge 0.50% Class IB	$456.71	—	—	—	37.18%
	Highest contract charge 1.45% Class IB	$384.26	—	—	—	35.87%
	All contract charges	—	628	$249,266	0.15%	—
2018	Lowest contract charge 0.50% Class IB	$332.93	—	—	—	1.78%
	Highest contract charge 1.45% Class IB	$282.81	—	—	—	0.80%
	All contract charges	—	656	$191,090	0.15%	—
2017	Lowest contract charge 0.50% Class IB	$327.10	—	—	—	38.43%
	Highest contract charge 1.45% Class IB	$280.56	—	—	—	37.11%
	All contract charges	—	667	$191,981	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$236.30	—	—	—	8.40%
	Highest contract charge 1.45% Class IB	$204.62	—	—	—	7.37%
	All contract charges	—	689	$144,841	0.01%	—
2015	Lowest contract charge 0.50% Class IB	$217.98	—	—	—	5.76%
	Highest contract charge 1.45% Class IB	$190.58	—	—	—	4.75%
	All contract charges	—	763	$148,717	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.00% Advisor Class	$96.41	—	—	—	11.35%
	Highest contract charge 1.20% Advisor Class	$61.96	—	—	—	10.01%
	All contract charges	—	144	$9,012	4.36%	—
2018	Lowest contract charge 0.00% Advisor Class	$86.58	—	—	—	(14.20)%
	Highest contract charge 1.20% Advisor Class	$56.32	—	—	—	(15.23)%
	All contract charges	—	133	$7,582	1.97%	—

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
PIMCO CommodityRealReturn® Strategy Portfolio (Continued)
2017	Lowest contract charge 0.00% Advisor Class(d)	$100.91	—	—	—	2.04%
	Highest contract charge 1.20% Advisor Class	$66.44	—	—	—	0.82%
	All contract charges	—	123	$8,220	10.91%	—
2016	Lowest contract charge 0.00% Advisor Class	$87.28	—	—	—	14.87%
	Highest contract charge 1.20% Advisor Class	$65.90	—	—	—	13.50%
	All contract charges	—	106	$7,011	1.03%	—
2015	Lowest contract charge 0.00% Advisor Class(c)	$75.98	—	—	—	(23.02)%
	Highest contract charge 1.20% Advisor Class	$58.06	—	—	—	(26.55)%
	All contract charges	—	89	$5,188	4.14%	—

Target 2015 Allocation
2019	Lowest contract charge 0.40% Class B	$149.46	—	—	—	14.54%
	Highest contract charge 1.34% Class B	$144.96	—	—	—	13.45%
	All contract charges	—	129	$18,932	1.81%	—
2018	Lowest contract charge 0.50% Class B	$141.83	—	—	—	(4.79)%
	Highest contract charge 1.34% Class B	$127.77	—	—	—	(5.59)%
	All contract charges	—	125	$16,254	1.55%	—
2017	Lowest contract charge 0.50% Class B	$148.96	—	—	—	10.75%
	Highest contract charge 1.34% Class B	$135.34	—	—	—	9.82%
	All contract charges	—	157	$21,214	1.29%	—
2016	Lowest contract charge 0.40% Class B	$123.50	—	—	—	5.21%
	Highest contract charge 1.34% Class B	$123.24	—	—	—	4.22%
	All contract charges	—	180	$22,285	1.42%	—
2015	Lowest contract charge 0.50% Class B	$127.97	—	—	—	(2.40)%
	Highest contract charge 1.34% Class B	$118.25	—	—	—	(3.22)%
	All contract charges	—	194	$22,954	1.16%	—

Target 2025 Allocation
2019	Lowest contract charge 0.40% Class B	$169.67	—	—	—	18.90%
	Highest contract charge 1.45% Class B	$158.92	—	—	—	17.65%
	All contract charges	—	556	$91,272	1.74%	—
2018	Lowest contract charge 0.40% Class B	$142.70	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$135.08	—	—	—	(7.52)%
	All contract charges	—	527	$73,264	1.62%	—
2017	Lowest contract charge 0.40% Class B	$152.66	—	—	—	14.95%
	Highest contract charge 1.45% Class B	$146.06	—	—	—	13.75%
	All contract charges	—	521	$77,893	1.52%	—
2016	Lowest contract charge 0.40% Class B	$132.80	—	—	—	6.99%
	Highest contract charge 1.45% Class B	$128.41	—	—	—	5.87%
	All contract charges	—	461	$60,164	1.50%	—
2015	Lowest contract charge 0.40% Class B	$124.12	—	—	—	(2.44)%
	Highest contract charge 1.45% Class B	$121.29	—	—	—	(3.46)%
	All contract charges	—	437	$53,745	1.28%	—

Target 2035 Allocation
2019	Lowest contract charge 0.40% Class B	$182.42	—	—	—	21.84%
	Highest contract charge 1.45% Class B	$168.72	—	—	—	20.55%
	All contract charges	—	653	$113,859	1.69%	—
2018	Lowest contract charge 0.40% Class B	$149.72	—	—	—	(7.55)%
	Highest contract charge 1.45% Class B	$139.96	—	—	—	(8.52)%
	All contract charges	—	577	$83,122	1.59%	—
2017	Lowest contract charge 0.40% Class B	$161.94	—	—	—	17.30%
	Highest contract charge 1.45% Class B	$153.00	—	—	—	16.06%
	All contract charges	—	516	$80,987	1.51%	—
2016	Lowest contract charge 0.40% Class B	$138.06	—	—	—	7.59%
	Highest contract charge 1.45% Class B	$131.83	—	—	—	6.47%
	All contract charges	—	450	$60,682	1.48%	—
2015	Lowest contract charge 0.40% Class B	$128.32	—	—	—	(2.42)%
	Highest contract charge 1.45% Class B	$123.82	—	—	—	(3.45)%
	All contract charges	—	411	$51,693	1.33%	—

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Target 2045 Allocation
2019	Lowest contract charge 0.40% Class B	$193.30	—	—	—	23.85%
	Highest contract charge 1.45% Class B	$174.82	—	—	—	22.53%
	All contract charges	—	533	$96,751	1.64%	—
2018	Lowest contract charge 0.40% Class B	$156.08	—	—	—	(8.36)%
	Highest contract charge 1.45% Class B	$142.67	—	—	—	(9.32)%
	All contract charges	—	478	$70,067	1.53%	—
2017	Lowest contract charge 0.40% Class B	$170.31	—	—	—	19.21%
	Highest contract charge 1.45% Class B	$157.34	—	—	—	17.96%
	All contract charges	—	431	$69,508	1.50%	—
2016	Lowest contract charge 0.40% Class B	$142.86	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$133.38	—	—	—	7.12%
	All contract charges	—	382	$52,165	1.47%	—
2015	Lowest contract charge 0.40% Class B	$131.97	—	—	—	(2.71)%
	Highest contract charge 1.45% Class B	$124.52	—	—	—	(3.64)%
	All contract charges	—	340	$43,122	1.38%	—

Target 2055 Allocation
2019	Lowest contract charge 0.50% Class B	$139.02	—	—	—	26.16%
	Highest contract charge 1.34% Class B	$133.66	—	—	—	25.09%
	All contract charges	—	197	$26,754	1.77%	—
2018	Lowest contract charge 0.50% Class B	$110.19	—	—	—	(9.24)%
	Highest contract charge 1.34% Class B	$106.85	—	—	—	(10.01)%
	All contract charges	—	124	$13,369	1.86%	—
2017	Lowest contract charge 0.50% Class B	$121.41	—	—	—	21.18%
	Highest contract charge 1.34% Class B	$118.74	—	—	—	20.17%
	All contract charges	—	68	$8,093	1.90%	—
2016	Lowest contract charge 0.50% Class B	$100.19	—	—	—	8.96%
	Highest contract charge 1.34% Class B	$98.81	—	—	—	8.04%
	All contract charges	—	32	$3,226	2.17%	—
2015	Lowest contract charge 0.50% Class B(b)	$91.95	—	—	—	(6.99)%
	Highest contract charge 1.34% Class B(b)	$91.46	—	—	—	(7.46)%
	All contract charges	—	6	$538	3.16%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.50% Class 2	$123.47	—	—	—	1.50%
	Highest contract charge 1.20% Class 2	$115.30	—	—	—	0.79%
	All contract charges	—	641	$74,250	7.01%	—
2018	Lowest contract charge 0.50% Class 2	$121.64	—	—	—	1.43%
	Highest contract charge 1.20% Class 2	$114.40	—	—	—	0.70%
	All contract charges	—	598	$68,652	0.00%	—
2017	Lowest contract charge 0.50% Class 2	$119.93	—	—	—	1.41%
	Highest contract charge 1.20% Class 2	$113.60	—	—	—	0.71%
	All contract charges	—	564	$64,165	0.00%	—
2016	Lowest contract charge 0.50% Class 2	$118.26	—	—	—	2.43%
	Highest contract charge 1.20% Class 2	$112.80	—	—	—	1.70%
	All contract charges	—	502	$56,677	0.00%	—
2015	Lowest contract charge 0.50% Class 2	$115.46	—	—	—	(4.78)%
	Highest contract charge 1.20% Class 2	$110.91	—	—	—	(5.45)%
	All contract charges	—	427	$47,351	7.80%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.50% Class S	$54.75	—	—	—	10.99%
	Highest contract charge 1.45% Class S	$50.39	—	—	—	9.93%
	All contract charges	—	401	$20,621	0.00%	—
2018	Lowest contract charge 0.50% Class S	$49.33	—	—	—	(28.78)%
	Highest contract charge 1.45% Class S	$45.84	—	—	—	(29.47)%
	All contract charges	—	375	$17,520	0.00%	—
2017	Lowest contract charge 0.50% Class S	$69.26	—	—	—	(2.46)%
	Highest contract charge 1.45% Class S	$64.99	—	—	—	(3.39)%
	All contract charges	—	370	$24,338	0.00%	—

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
VanEck VIP Hard Assets Fund (Continued)
2016	Lowest contract charge 0.50% Class S	$71.01	—	—	—	42.70%
	Highest contract charge 1.45% Class S	$67.27	—	—	—	41.35%
	All contract charges	—	380	$25,817	0.37%	—
2015	Lowest contract charge 0.50% Class S	$49.76	—	—	—	(33.96)%
	Highest contract charge 1.45% Class S	$47.59	—	—	—	(34.59)%
	All contract charges	—	318	$15,253	0.03%	—

(a)	Units were made available on March 27, 2015.
(b)	Units were made available on May 26, 2015.
(c)	Units were made available on June 19, 2015.
(d)	Units were made available on January 25, 2016.
(e)	Units were made available on October 22, 2018.
(f)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(g)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(h)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(i)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(j)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(k)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(l)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(m)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(n)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS Utility Series replaced MFS® Utility Series due to a substitution on October 22, 2018.
(p)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced IVY VIP Energy due to a substitution on October 22, 2018.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2019

9.	Subsequent Events (Concluded)

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Moderate	All Asset Growth–Alt 20
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy
EQ/Templeton Global Equity Managed Volatility Portfolio	1290 VT SmartBeta Equity
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-160

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

F-1

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

F-2

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

F-3

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

F-4

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

F-5

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

F-6

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

F-7

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

F-8

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

F-9

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

F-10

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

F-11

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

F-12

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this

F-13

review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

F-14

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

F-15

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

F-16

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

F-17

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

F-18

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

F-19

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

F-20

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

F-21

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

F-22

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect

F-23

on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

F-24

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

F-25

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

F-26

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

F-27

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

F-28

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

F-29

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

F-30

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

F-31

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

F-32

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or

F-33

less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

F-34

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

F-35

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

F-36

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

F-37

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

F-38

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

F-39

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

F-40

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

F-41

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the

F-42

credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract

F-43

account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

F-44

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

F-45

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

F-46

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

F-47

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

F-48

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed

F-49

debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

F-50

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

F-51

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

F-52

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

F-53

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

F-54

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

F-55

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

F-56

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

F-57

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

F-58

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

F-59

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

F-60

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

F-61

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

F-62

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

F-63

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

F-64

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with

F-65

one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

F-66

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

F-67

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

F-68

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

F-69

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of

F-70

income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

F-71

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

F-72

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

F-73

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

F-74

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

F-75

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

F-76

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

F-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

F-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

F-79

EQUI-VEST® (Series 100-500)

A combination variable and fixed deferred annuity contract

Prospectus dated May 1, 2020

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

What is EQUI-VEST®?

EQUI-VEST® is a deferred annuity contract issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options (“investment options”).

This prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

This contract is no longer being sold. This prospectus is for current contract owners only. All features and benefits described in this prospectus may not have been available at the time you purchased your contract. We have the right to restrict availability of any feature or benefit. We may have the right to refuse to accept any contribution from you at any time, including after the purchase of the contract. Effective June 18, 2012, for certain contract series and types, we no longer accept contributions. For other contract series and types, including contracts issued in certain states, we currently continue to accept subsequent contributions subject to limitations. References to contributions in this prospectus are for the benefit of contract owners currently eligible to continue making contributions to the contracts. For more information, see “How you can contribute to your contract” in “Contract features and benefits” and Appendix III later in this prospectus.

Variable investment options

Fixed income

•	1290 VT High Yield Bond
•	American Funds Insurance Series® Bond Fund
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Global Bond PLUS
•	EQ/Intermediate Government Bond
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	Invesco V.I. High Yield
•	Ivy VIP High Income
•	Multimanager Core Bond

Domestic Equity

•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility

•	EQ/AB Small Cap Growth
•	EQ/American Century Mid Cap Value(2)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(1)(2)
•	EQ/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Equity 500 Index
•	EQ/Fidelity® Institutional AM® Large Cap
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Invesco Comstock
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Loomis Sayles Growth
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS® Technology
•	EQ/MFS® Utilities
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Technology
•	VanEck VIP Global Hard Assets

International/Global

•	1290 VT SmartBeta Equity(2)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Global(1)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Lazard Emerging Markets Equity
•	EQ/MFS® International Growth
•	EQ/MFS® International Intrinsic Value(1)

Asset Allocation

•	1290 VT DoubleLine Dynamic Allocation
•	EQ/AB Dynamic Moderate Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(2)
•	EQ/All Asset Growth Allocation(1)
•	EQ/Balanced Strategy
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Conservative Strategy
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

(1)	This is the variable investment option’s new name. Please see “Portfolios of the Trusts” later in this prospectus for the variable investment option’s former name.
(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” later in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

EV Series 100-500 (IF)

#819849

You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Premier VIP Trust or EQ Advisors Trust (the “Trusts”). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this prospectus.

Types of contracts.  For existing contract holders we offer different “series” of contracts for use as (these contracts are not available for new purchasers):

•	A nonqualified annuity (“NQ”) for after-tax contributions only.

•	An individual retirement annuity (“IRA”), either traditional IRA or Roth IRA.

•	A traditional IRA as a conduit to hold rollover distributions (“QP IRA”) from a qualified plan or a Tax-Sheltered Annuity (“TSA”). QP IRA (series 100-400) and Roth Advantage Contracts (series 500).

Registration statements relating to this offering have been filed with the Securities and Exchange Commission (“SEC”). The statement of additional information (“SAI”) dated May 1, 2020 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

You have previously purchased an EQUI-VEST® contract and are receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix III.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling (800) 628-6673 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035, by sending an email request to EquitableFunds@dfinsolutions.com or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

Index of key words and phrases	5
The Company	7
How to reach us	8
EQUI-VEST® at a glance — key features	10

Fee table	12

Examples	13
EQUI-VEST® series 100 and 200 contracts — For IRA contracts	13
EQUI-VEST® series 100 and 200 contracts — For NQ contracts	13
EQUI-VEST® series 300 contracts	14
EQUI-VEST® series 400 contracts	14
EQUI-VEST® series 500 contracts	14
Condensed financial information	14

1. Contract features and benefits	15
How you can contribute to your contract	15
Owner and annuitant requirements	18
How you can make your contributions	18
What are your investment options under the contract?	18
Portfolios of the Trusts	19
Selecting your investment method	34
Allocating your contributions	35
Your right to cancel within a certain number of days	35

2. Determining your contract’s value	37
Your account value and cash value	37
Your contract’s value in the variable investment options	37
Your contract’s value in the guaranteed interest option	37
Your contract’s value in the fixed maturity options	37

3. Transferring your money among investment options	38
Transferring your account value	38
Disruptive transfer activity	38
Automatic transfer options	39
Investment simplifier	39
Rebalancing your account value	40

When we address the reader of this prospectus with words such as “you” and “your,” we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

3

4. Accessing your money	41
Withdrawing your account value	41
How withdrawals are taken from your account value	42
Surrender of your contract to receive its cash value	42
Termination	42
When to expect payments	43
Your annuity payout options	43

5. Charges and expenses	45
Charges that the Company deducts	45
Charges under the contracts	45
Charges that the Trusts deduct	49
Group or sponsored arrangements	49
Other distribution arrangements	50

6. Payment of death benefit	51
Your beneficiary and payment of benefit	51
How death benefit payment is made	52
Beneficiary continuation option for traditional IRA, QP IRA, Roth IRA and Roth Advantage contracts	52
Beneficiary continuation option for series 400 NQ contracts only	53

7. Tax information	55
Cares Act	55
Overview	55
Buying a contract to fund a retirement arrangement	55
Transfers among investment options	55
Taxation of nonqualified annuities	55
Individual retirement arrangements (“IRAs”)	57
Traditional individual retirement annuities (traditional IRAs)	58
Roth individual retirement annuities (“Roth IRAs”)	64
Tax withholding and information reporting	69
Impact of taxes to the Company	69

8. More information	70
About our Separate Account A	70
About the Trusts	70
About our fixed maturity options	70
About the general account	72
About other methods of payment	72
Dates and prices at which contract events occur	72
About your voting rights	73
COVID-19	73
Cybersecurity risks and catastrophic events	74
Statutory compliance	74
About legal proceedings	74
Financial statements	74
Transfers of ownership, collateral assignments, loans, and borrowing	74
Distribution of the contracts	75

9. Incorporation of certain documents by reference	78

Appendices

I	—	Condensed financial information	I-1

II	—	Market value adjustment example	II-1

III	—	State contract availability and/or variations of certain features and benefits	III-1

Statement of additional information Table of contents

4

Index of key words and phrases

This index should help you locate more information on the terms used in this prospectus.

Page

account value	37
annuitant	15
annuity payout options	43
Equitable Access Account	52
beneficiary	51
beneficiary continuation option	51
business day	72
cash value	37
conduit IRA	61
contract date	15
contract date anniversary	15
contract year	15
contributions	15
contributions to Roth IRAs	64
regular contribution	58
rollovers and transfers	59
conversion contributions	65
contributions to traditional IRAs	58
regular contributions	58
rollovers and transfers	59
disruptive transfer activity	38
fixed maturity amount	33
fixed maturity options	33
guaranteed interest option	33
Inherited annuity	53

Page

IRA	2, 57
IRS	55
investment options	1
market adjusted amount	33
market timing	38
market value adjustment	34
maturity value	33
NQ	2, 42
Online Account Access	8
partial withdrawals	41
portfolio	12, 19
processing office	8
QP IRAs	2
rate to maturity	33
Required Beginning Date	61
Roth Advantage	52
Roth IRA	52
SAI	2
SEC	1
TOPS	8
traditional IRA	51
Trusts	2, 70
unit	37
unit investment trust	70
variable investment options	1, 18

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

Prospectus	Contract or Supplemental Materials
fixed maturity options	Guarantee Periods or Fixed Maturity Accounts

variable investment options	Investment Funds or Investment Divisions

account value	Annuity Account Value

rate to maturity	Guaranteed Rates

guaranteed interest option	Guaranteed Interest Account

unit	Accumulation unit

unit value	Accumulation unit value

5

In this prospectus, we use a “series” number when necessary to identify a particular contract. We discuss five series of contracts. These series are no longer available for new purchasers. Information in this prospectus on these series is provided for our existing contract owners only. You can identify the EQUI-VEST® series you have by referring to your quarterly statement, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:

• NQ, traditional IRA, and QP IRA contracts issued before January 3, 1994; and • Roth IRA contracts converted from such IRA and QP IRA contracts.	series 100
• Certain NQ, traditional IRA and QP IRA contracts issued on or after August 17, 1995; and • Roth IRA contracts converted from such traditional IRA and QP IRA contracts.	series 200

•   NQ, traditional IRA, QP IRA, and Roth IRA contracts issued on or after January 3, 1994 and before the date series 400 contracts became available in a state; and

•   Roth IRA contracts converted from such traditional IRA and QP IRA contracts.

series 300
• NQ, traditional IRA, QP IRA, and Roth IRA contracts issued on or after July 10, 1995 in states where approved; and • Roth IRA contracts converted from such traditional IRA and QP IRA contracts.	series 400
• Roth Advantage contracts.	series 500

6

The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

7

How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For NQ and IRA owners who send contributions individually by regular mail:

Equitable

EQUI-VEST®

Individual Annuity Lockbox

P.O. Box 13459

Newark, NJ 07188-0459

For NQ and IRA owners who send contributions individually by express delivery:

Equitable

JPMorganChase

EQUI-VEST® Lockbox #13459

4 Chase Metrotech Center (7th Floor)

Brooklyn, NY 11245-0001

Telephone number to be listed on express mail packages Attn: Extraction Supervisor, (718) 242-0716

For NQ and IRA contributions remitted by employers and sent by regular mail:

Equitable

EQUI-VEST®

Unit Annuity Lockbox

P.O. Box 13463

Newark, NJ 07188-0463

For NQ and IRA contributions remitted by employers and sent by express delivery:

JPMorganChase

EQUI-VEST® Lockbox #13463

4 Chase Metrotech Center (7th Floor)

Brooklyn, NY 11245-0001

Telephone number to be listed on express mail packages Attn: Extraction Supervisor, (718) 242-0716

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Equitable

EQUI-VEST® Processing Office

P.O. Box 4956

Syracuse, NY 13221-4956

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Equitable

EQUI-VEST® Processing Office

100 Madison Street, Suite 1000

Syracuse, NY 13202

Reports we provide:

•	confirmation notices of financial transactions; and

•	quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.

Telephone operated program support (“TOPS”) and Online Account Access systems:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	the number of units you have in the variable investment options;

•	rates to maturity for fixed maturity options; and

•	the daily unit values for the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

•	change your TOPS personal identification number (“PIN”) (through TOPS only) and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

•	elect the investment simplifier.

8

Under Online Account Access only you can:

•	elect to receive certain contract statements electronically;

•	change your address;

•	access “Frequently Asked Questions” and certain service forms; and

•	obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free 1 (800) 755-7777. You may use Online Account Access by visiting our website at www.equitable.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.

Customer service representative:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at (800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you via the TDD.

Toll-free telephone service:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	conversion of your traditional IRA contract to a Roth IRA contract;
(2)	cancellation of your Roth IRA or Roth Advantage contract and return to a traditional IRA contract;

(3)	election of the automatic investment program;

(4)	election of the investment simplifier;

(5)	election of the automatic deposit service;

(6)	election of the rebalancing program;

(7)	election of the required minimum distribution (“RMD”) automatic withdrawal option;

(8)	election of the beneficiary continuation option;

(9)	election of the principal assurance allocation;

(10)	request for a transfer/rollover of assets or 1035 exchange to another carrier;

(11)	purchase by, or change of ownership to, a non-natural owner;

(12)	contract surrender and withdrawal requests;

(13)	death claims; and

(14)	partial annuitization of an NQ contract.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes;

(2)	transfers among investment options; and

(3)	change of ownership.

To change or cancel any of the following we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	automatic investment program;

(2)	investment simplifier;

(3)	rebalancing program;

(4)	systematic withdrawals; and

(5)	the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

9

EQUI-VEST® at a glance — key features

Professional investment management	EQUI-VEST® variable investment options invest in different portfolios sub-advised by professional investment advisers.
Guaranteed interest option	• Principal and interest guarantees • Interest rates set periodically
Fixed maturity options

•   10 (7 in Oregon) fixed maturity options with maturities ranging from approximately 1 to 10 (1 to 7 in Oregon) years.

•   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.

If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.

Tax advantages	• On earnings inside the contract	No tax until you make withdrawals from your contract or receive annuity payments.
	• On transfers inside the contract	No tax on transfers among investment options.

You should be aware that annuity contracts that were purchased as an Individual Retirement Annuity (IRA) do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for individual retirement arrangements. Before contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these contracts with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” later in this prospectus.)
Contribution amounts

For certain contract series and types, we no longer accept contributions. For other contract series and types, including contracts issued in certain states, we currently continue to accept subsequent contributions subject to limitations. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts. For more information, see “How you can contribute to your contract” in “Contract features and benefits” and Appendix III later in this prospectus.

•   NQ:

$50 (additional minimum amount).

•   traditional IRA and Roth IRA:

$20 (additional minimum amount).

•   traditional IRA, Roth IRA and Roth Advantage:

—  series 100 and 200 — $20 (additional minimum amount);

—  series 300, 400 and 500 — $50 (additional minimum amount).

•   QP IRA:

—  series 100 and 200 — $1,000 minimum amount each additional rollover amount;

—  series 300 and 400 — $2,500 minimum amount each additional rollover amount.

•   Other contribution limitations apply to all contracts.

Upon advance notice to you, we may exercise certain rights we have under your contract regarding contributions (if applicable), including our rights to (i) change minimum and maximum contribution requirements and limitations, (ii) discontinue acceptance of contributions, and (iii) to limit contributions as required by law or if such contributions are in excess of the amounts as permitted by the Internal Revenue Code. For more information, see “How you can contribute to your contract” in “Contract features and benefits” later in this prospectus. Please see Appendix III for any state variations that may apply.

10

Access to your money

•   Partial withdrawals

•   Several periodic withdrawal options

•   Contract surrender

You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.

Payout options	• Fixed annuity payout options • Variable Immediate Annuity payout options (described in a separate prospectus for that option)
Additional features

•   Dollar-cost averaging by automatic transfers

— Interest sweep option

— Fixed-dollar option

•   Automatic investment program

•   Account value rebalancing (quarterly, semiannually, and annually)

•   No charge on transfers among investment options

•   Waiver of withdrawal charge under certain circumstances

•   Minimum death benefit

Fees and charges	• Please see “Fee table” later in this Prospectus for details.
Annuitant issue ages	0-83

The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this prospectus, including the availability of all investment options, may vary in your state or at certain ages or under your investment method; all features and benefits may not be available in all contracts or in all states. Please see Appendix III later in this prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract’s material features, benefits rights, and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other of our annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client’s age.

11

Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of contributions withdrawn or amounts withdrawn depending on the contract and series (deducted if you surrender your contract or make certain withdrawals)(1)	6.00%
Charge for third-party transfer or exchange (for each occurrence)(2)	series 100 and 200: None series 300 and 400: $65 (current and maximum); series 500: $65 (maximum); $25 (current).
Special services charges

• Wire transfer charge(3)	$90 (current and maximum)

• Express mail charge(3)	$35 (current and maximum)

Charges we deduct from your account value on each contract date anniversary
Maximum annual administrative charge:	$65 ($30 current)(4)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate account annual expenses:	EQ/Common Stock Index and EQ/Money Market Options		All other Variable Investment Options
	Series 100	Series 200	Series 100	Series 200	Series 300	Series 400	Series 500

Maximum mortality and expense risks(5)	0.65% (currently 0.56%)	1.24% (currently 1.15%)	0.50%	1.09%	1.10%	1.75% (currently 1.10%)	1.75% (currently 1.20%)

Maximum other expenses(6)	0.84%	0.25%	0.84%	0.25%	0.25% (currently 0.24%)	0.25% (currently 0.24%)	0.25%

Maximum total Separate	1.49%	1.49%	1.34%	1.34%	1.35%	2.00%	2.00%

Account A annual expenses	(currently 1.40%)	(currently 1.40%)			(currently 1.34%)	(currently 1.34%)	(currently 1.45%)

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(7)	Lowest 0.58%	Highest 1.93%

12

Notes:

(1)

Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal Charge” in “Charges and expenses” later in this Prospectus.

(2)	This charge will never exceed 2% of the amount disbursed or transferred.

(3)	Unless you specify otherwise, this charge will be deducted from the amount you request.

(4)

For series 300, 400 and 500 contracts, during the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year. Thereafter, the charge is $30 for each contract year. For series 100 and 200 contracts, the charge is equal to the lesser of $30 or 2% of your account value, plus any amounts previously withdrawn during the contract year.

(5)	A portion of this charge is for providing the death benefit.

(6)

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts.

(7)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Examples

These examples are intended to help you compare the cost of investing in each type of series contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2019, which results in an estimated annual charge of 0.0538% of contract value.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in “Charges and expenses” later in this Prospectus (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST® series 100 and 200 contracts — For IRA contracts

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$897	$1,627	$2,379	$4,048	$349	$1,062	$1,797	$3,734
(b) assuming minimum fees and expenses of any of the Portfolios	$763	$1,228	$1,722	$2,726	$207	$639	$1,098	$2,366

EQUI-VEST® series 100 and 200 contracts — For NQ contracts

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$897	$1,627	$2,379	$3,734	$349	$1,062	$1,797	$3,734
(b) assuming minimum fees and expenses of any of the Portfolios	$763	$1,228	$1,698	$2,366	$207	$639	$1,098	$2,366

13

EQUI-VEST® series 300 contracts

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$898	$1,630	$2,384	$3,744	$350	$1,065	$1,802	$3,744
(b) assuming minimum fees and expenses of any of the Portfolios	$764	$1,231	$1,703	$2,377	$208	$643	$1,103	$2,377

EQUI-VEST® series 400 contracts

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$962	$1,818	$2,687	$4,337	$418	$1,264	$2,124	$4,337
(b) assuming minimum fees and expenses of any of the Portfolios	$828	$1,425	$2,045	$3,058	$276	$848	$1,445	$3,058

EQUI-VEST® series 500 contracts

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$962	$1,818	$2,687	$4,337	$418	$1,264	$2,124	$4,337
(b) assuming minimum fees and expenses of any of the Portfolios	$828	$1,425	$2,045	$3,058	$276	$848	$1,445	$3,058

Condensed financial information

Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 2019.

14

1. Contract features and benefits

In this prospectus, we use a “series” number when necessary to identify a particular contract. These series are no longer available for new purchasers. Information in this prospectus on these series is provided for our existing contract owners only. You can identify the EQUI-VEST® series you have by referring to your quarterly statement, or you may contact your financial professional, or you may call our toll-free number.

How you can contribute to your contract

A “contribution” means a payment made to us, from any source, with respect to the contract. The following table summarizes our current rules regarding contributions to your contract, which are subject to change. Depending on your contract type, we may refuse to accept subsequent contributions. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. Under our automatic investment program, the minimum contribution amount is $20 and the maximum contribution amount is $500 per month. The automatic investment program and the payroll deduction program are subject to the contribution limitations and restrictions set forth in the chart below. We will return any contribution made under these programs that exceeds your contribution limit, if applicable, and your program will be cancelled. We discuss the automatic investment program and the payroll deduction program under “About methods of payment” in “More information” later in this Prospectus. All ages in the table refer to the age of the annuitant named in the contract.

We have exercised our right to discontinue acceptance of contributions to certain series and types of contracts as set forth in the chart below, including contributions made through our automatic investment program or a payroll deduction program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract.

For certain other series and types of contracts, we have exercised our right to limit contributions to the contracts subject to the effective dates and contribution amounts set forth in the chart below, including contributions made through our automatic investment program or a payroll deduction program. Contribution limitations are per calendar year. If you contribute less than the limitation provides, you may not carry the difference forward to a subsequent calendar year.

For certain series and types of contracts, we also have the right to: (i) limit total contributions to $500,000 if the annuitant’s current age is 75 or less; (ii) limit total contributions to $250,000 if the annuitant’s current age is 76-79; and (iii) discontinue acceptance of contributions if the annuitant’s current age is 80 or greater.

Upon notice to you, we may exercise certain additional rights we have under the contract regarding contributions, including our right to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, for certain contract series, we may at any time exercise our rights to limit the number of variable investment options which you may elect. Other contribution limitations may be imposed by your contract or applicable state law. See “Tax information” later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations.

The “annuitant” is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.

The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a “contract year.” The end of each 12-month period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

Contract Type	Minimum contribution	Source of contributions	Limitation on subsequent contributions
NQ	• $50

•   After-tax money.

•   Paid to us by check or transfer of contract value in a tax deferred exchange under Section 1035 of the internal revenue code.

•   Paid to us by an employer who establishes a payroll deduction program.

Series 100 & 400

•   Acceptance of contributions has been discontinued.(1)

Series 200

•   Maximum limit on contributions is $6,000 per calendar year.

Series 300

•   Maximum limit on contributions is $6,000 per calendar year.(2)

15

Contract Type	Minimum contribution	Source of contributions	Limitation on subsequent contributions
Traditional IRA	Series 100 & 200 • $20 Series 300 & 400 • $50

•   “Regular” traditional IRA contributions either made by you or paid to us by an employer who establishes a payroll deduction program.

•   Additional catch-up contributions.

•   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer EDC plans.

•   Rollovers from another traditional individual retirement arrangement.

•   Direct custodian-to-custodian transfers from other traditional individual retirement arrangements.

Series 100 (individual)

•   Acceptance of contributions has been discontinued.

Series 100 (group)

•   Direct transfers are no longer permitted.

•   Maximum limit on contributions is $7,000 per calendar year(3)(4) (subject to the general tax limits below).

Series 200 & 400

•   Maximum limit on contributions is $7,000 per calendar year(3)(4) (subject to the general tax limits below).

Series 300

•   Maximum limit on contributions is $7,000 per calendar year(2)(4) (subject to the general tax limits below).

General tax limits

(all series, except Series 100 (individual))

•   Regular IRA contributions may not exceed $6,000.

•   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•   After lifetime required minimum distributions must start, rollover and direct transfer contributions must be net of required minimum income distributions.

16

Contract Type	Minimum contribution	Source of contributions	Limitation on subsequent contributions
Roth IRA and Roth Advantage	Series 100 & 200 • $20 Series 300, 400 & 500 • $50

•   Regular Roth IRA contributions either made by you or paid to us by an employer who establishes a payroll deduction program.

•   Additional catch-up contributions.

•   Rollovers from another Roth IRA.

•   Rollovers from a “designated Roth contribution account” under specified retirement plans.

•   Conversion rollovers from a traditional IRA or other eligible retirement plan.

•   Direct transfers from another Roth IRA.

Series 100 (individual)

•   Acceptance of contributions has been discontinued.

Series 100 (group)

•   Direct transfers are no longer permitted.

•   Maximum limit on contributions is $6,500 per calendar year(3)(4) (subject to the general tax limits below).

Series 200, 400 & 500

•   Maximum limit on contributions is $7,000 per calendar year(3)(4) (subject to the general tax limits below).

Series 300

•   Maximum limit on contributions is $7,000 per calendar year(2)(4) (subject to the general tax limits below).

General tax limits

(all series, except Series 100 (individual))

•   Regular Roth IRA contributions may not exceed $6,000.

•   Additional catch-up contributions of up to $1,000 per calender year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

•   Contributions are subject to income limits and other tax rules. See “Contributions to Roth IRAs in “Tax information” later in this Prospectus.

QP IRA	Series 100 & 200 • $1,000 Series 300 & 400 • $2,500

•   Rollovers from a qualified plan.

•   Rollovers from a TSA.

•   The EQUI-VEST® QP IRA contract is intended to be a conduit IRA to be used primarily for rollover contributions from a qualified plan or TSA, although we accept regular IRA contributions (limits described above under “traditional IRA”).

Series 100

•   Acceptance of contributions has been discontinued.

Series 200 & 400

•   Maximum limit on contributions is $7,000 per calendar year(3)(4) (subject to the general tax guidelines below).

Series 300

•   Maximum limit on contributions is $6,000 per calendar year(2)(4) (subject to the general tax limits below).

General tax guidelines (all series)

•   Rollover contributions after lifetime required minimum distributions must start must be net of required minimum distributions.

•   “Regular” after-tax contributions are not permitted.

(1)	This discontinuance does not apply to series 400 contracts issued in Maryland. Please see Appendix III later in this Prospectus.
(2)	This limitation does not apply to series 300 contracts issued in Florida. Please see Appendix III later in this Prospectus.
(3)	This limitation does not apply to series 400 and series 500 contracts issued in Florida or Maryland. Please see Appendix III later in this Prospectus.
(4)

For regular contributions, the calendar year limitation includes (i) contributions made during a calendar year, and (ii) contributions made in the subsequent calendar year until the tax return filing deadline provided they are designated for the prior calendar year. For example, 2020 calendar year contributions will include regular contributions made at any time from January 1, 2020 through April 15, 2021, as long as you designate the contributions for 2020.

17

See “Tax information” later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract, see “Dates and prices at which contract events occur” in “More information” later in this Prospectus. Please review your contract for information on contribution limitations.

Owner and annuitant requirements

Under NQ contracts, the annuitant can be different than the owner. Under any type of IRA contract, the owner and annuitant must be the same person. Owners which are not individuals may be required to document their status to avoid 30% Foreign Account Tax Compliance Act (“FATCA”) withholding from U.S.–source income.

How you can make your contributions

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to “Equitable.” We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under “About other methods of payment” in “More information” later in this Prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

If additional contributions are permitted under the contract, generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

Our “business day” is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see “Dates and prices at which contract events occur” in “More information” later in this Prospectus.

What are your investment options under the contract?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.

Variable investment options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers. Subject to the terms of your contract, we may exercise our rights to limit or terminate your contributions.

You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options.

18

Portfolios of the Trusts

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in Michigan and Tennessee), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”) (together, the “Distributors”) directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these

19

instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a “Δ” under the column entitled “Volatility Management.” Any such unaffiliated Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program. Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(++)– Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/AGGRESSIVE ALLOCATION	Class B	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE ALLOCATION	Class B	Seeks to achieve a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE-PLUS ALLOCATION	Class B	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE PLUS BOND*(1)	Class A	Seeks to achieve high total return through a combination of current income and capital appreciation.	• Equitable Investment Management Group, LLC • Brandywine Global Investment Management, LLC • Loomis, Sayles & Company, L.P. • AXA Investment Managers, Inc.

20

EQ Premier VIP Trust(++)– Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MODERATE ALLOCATION	Class A	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MODERATE-PLUS ALLOCATION	Class B	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
TARGET 2015 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2025 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2055 ALLOCATION	Class B	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT DOUBLELINE DYNAMIC ALLOCATION	Class IB	Seeks to achieve total return from long-term capital appreciation and income.	• Equitable Investment Management Group, LLC • DoubleLine Capital LP
1290 VT EQUITY INCOME	Class IB	Seeks a combination of growth and income to achieve an above-average and consistent total return.	• Equitable Investment Management Group, LLC • Barrow, Hanley, Mewhinney & Strauss LLC
1290 VT GAMCO MERGERS & ACQUISITIONS	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT GAMCO SMALL COMPANY VALUE	Class IB	Seeks to maximize capital appreciation.	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.

21

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT HIGH YIELD BOND	Class IB	Seeks to maximize current income.	• Equitable Investment Management Group, LLC • AXA Investment Managers, Inc. • Post Advisory Group, LLP
1290 VT SMALL CAP VALUE*(2)	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Horizon Kinetics Asset Management LLC
1290 VT SMARTBETA EQUITY*(3)	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • AXA Rosenberg Investment Management, LLC
1290 VT SOCIALLY RESPONSIBLE	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC
EQ/400 MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓
EQ/500 MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓

22

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/2000 MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓
EQ/AB DYNAMIC MODERATE GROWTH	Class IB	Seeks to achieve total return from long-term growth of capital and income.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC	Δ
EQ/AB SMALL CAP GROWTH	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/AGGRESSIVE GROWTH STRATEGY(*)(4)	Class IB	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	• Equitable Investment Management Group, LLC	✓
EQ/ALL ASSET GROWTH ALLOCATION*(5)	Class IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC
EQ/AMERICAN CENTURY MID CAP VALUE*(6)	Class IB	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management, Inc. • Equitable Investment Management Group, LLC
EQ/BALANCED STRATEGY	Class IB	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/BLACKROCK BASIC VALUE EQUITY	Class IB	Seeks to achieve capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC
EQ/CAPITAL GROUP RESEARCH*(7)	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Capital International, Inc.
EQ/CLEARBRIDGE LARGE CAP GROWTH	Class IB	Seeks to achieve long-term capital growth.	• Equitable Investment Management Group, LLC • ClearBridge Investments, LLC
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	Class IB	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • ClearBridge Investments, LLC	✓

23

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/COMMON STOCK INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CONSERVATIVE GROWTH STRATEGY	Class IB	Seeks current income and growth of capital, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/CONSERVATIVE STRATEGY	Class IB	Seeks a high level of current income.	• Equitable Investment Management Group, LLC	✓
EQ/CORE BOND INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/EMERGING MARKETS EQUITY PLUS	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • EARNEST Partners, LLC
EQ/EQUITY 500 INDEX	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500 Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • FIAM LLC
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Class IB	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Franklin Advisers, Inc.	✓
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Franklin Mutual Advisers, LLC	✓

24

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/GLOBAL BOND PLUS	Class IB	Seeks to achieve capital growth and current income.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Wells Fargo Asset Management (International), Limited and Wells Capital Management, Inc.
EQ/GLOBAL EQUITY MANAGED VOLATILITY	Class IB	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc. • Invesco Advisors, Inc.	✓
EQ/GOLDMAN SACHS MID CAP VALUE	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Goldman Sachs Asset Management, L.P.
EQ/INTERMEDIATE GOVERNMENT BOND	Class IA	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   Equitable Investment Management Group, LLC

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓

25

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL EQUITY INDEX	Class IA	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC	✓
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Class IB	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Harris Associates L.P.	✓
EQ/INVESCO COMSTOCK	Class IB	Seeks to achieve capital growth and income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/INVESCO GLOBAL*(8)	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Invesco Advisors, Inc.
EQ/INVESCO GLOBAL REAL ESTATE	Class IB	Seeks to achieve total return through growth of capital and current income.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc. • Invesco Asset Management Ltd.
EQ/INVESCO INTERNATIONAL GROWTH	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • Invesco Advisers, Inc.
EQ/JANUS ENTERPRISE*(9)	Class IB	Seeks to achieve capital growth.	• Equitable Investment Management Group, LLC • Janus Capital Management LLC
EQ/JPMORGAN VALUE OPPORTUNITIES	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.

26

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LARGE CAP CORE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Capital International, Inc. • Thornburg Investment Management, Inc. • Vaughan Nelson Investment Management	✓
EQ/LARGE CAP GROWTH INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	Class IB	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   Equitable Investment Management Group, LLC

•   BlackRock Investment Management, LLC

•   HS Management Partners, LLC

•   Loomis, Sayles & Company, L.P.

•   Polen Capital Management, LLC

•   T. Rowe Price Associates, Inc.

✓
EQ/LARGE CAP VALUE INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Class IA	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LAZARD EMERGING MARKETS EQUITY	Class IB	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • Lazard Asset Management LLC

27

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/LOOMIS SAYLES GROWTH	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS INTERNATIONAL INTRINSIC VALUE*(10)	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MFS MID CAP FOCUSED GROWTH	Class IB	Seeks to provide growth of capital.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS TECHNOLOGY	Class IB	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MFS UTILITIES SERIES	Class IB	Seeks to achieve total return.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”)
EQ/MID CAP INDEX	Class IB	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

28

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MID CAP VALUE MANAGED VOLATILITY	Class IB	Seeks to achieve long-term capital appreciation with an emphasis on risk- adjusted returns and managing volatility in the Portfolio.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Diamond Hill Capital Management, Inc. • Wellington Management Company, LLP	✓
EQ/MODERATE GROWTH STRATEGY	Class IB	Seeks long-term capital appreciation and current income, with a greater emphasis on current income.	• Equitable Investment Management Group, LLC	✓
EQ/MONEY MARKET(†)	Class IA	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• Equitable Investment Management Group, LLC • BNY Mellon Investment Adviser, Inc.
EQ/MORGAN STANLEY SMALL CAP GROWTH*(11)	Class IB	Seeks to achieve long-term growth of capital.	• Equitable Investment Management Group, LLC • BlackRock Investment Management, LLC • Morgan Stanley Investment Management Inc.
EQ/PIMCO GLOBAL REAL RETURN	Class IB	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/PIMCO ULTRA SHORT BOND	Class IB	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	• Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/QUALITY BOND PLUS	Class IA	Seeks to achieve high current income consistent with moderate risk to capital.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC • Pacific Investment Management Company LLC
EQ/SMALL COMPANY INDEX	Class IB	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

29

EQ Advisors Trust – Portfolio Name	Share Class	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/T. ROWE PRICE GROWTH STOCK	Class IB	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Class IB	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company, LLP
MULTIMANAGER AGGRESSIVE EQUITY	Class IA	Seeks to achieve long-term growth of capital.

•   AllianceBernstein L.P.

•   Equitable Investment Management Group, LLC

•   ClearBridge Investments, LLC

•   1832 Asset Management U.S., Inc.

•   T. Rowe Price Associates, Inc.

•   Westfield Capital Management Company, L.P.

MULTIMANAGER CORE BOND	Class IB	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• Equitable Investment Management Group, LLC • BlackRock Financial Management, Inc. • DoubleLine Capital L.P. • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
MULTIMANAGER TECHNOLOGY	Class IB	Seeks to achieve long-term growth of capital.	• AllianceBernstein L.P. • Allianz Global Investors U.S. LLC • Equitable Investment Management Group, LLC • Wellington Management Company, LLP

30

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
INVESCO V.I. HIGH YIELD FUND	The fund’s investment objective is total return, comprised of current income and capital appreciation.	• Invesco Advisers, Inc. • Sub-Adviser: Invesco Canada Ltd.
INVESCO V.I. MID CAP CORE EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.
INVESCO V.I. SMALL CAP EQUITY FUND	The fund’s investment objective is long-term growth of capital.	• Invesco Advisers, Inc.

American Funds Insurance Series® – Class 4 Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
BOND FUND	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	• Capital Research and Management Company

Ivy Variable Insurance Portfolios Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
IVY VIP HIGH INCOME	To seek to provide total return through a combination of high current income and capital appreciation.	• Ivy Investment Management Company (IICO)
IVY VIP SMALL CAP GROWTH	To seek to provide growth of capital.	• Ivy Investment Management Company (IICO)

MFS® Variable Insurance Trusts – Service Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
MFS® INVESTORS TRUST SERIES	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management
MFS® MASSACHUSSETS INVESTORS GROWTH STOCK PORTFOLIO	The fund’s investment objective is to seek capital appreciation.	• Massachusetts Financial Services Company d/b/a MFS Investment Management

VanEck VIP Trust – S Class Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)
VANECK VIP GLOBAL HARD ASSETS FUND	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	• Van Eck Associates Corporation

(†)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(++)	Formerly known as AXA Premier VIP Trust.
(*)

The chart below reflects the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the “FN” column corresponds with the number contained in the table above.

FN	Variable Investment Option’s Former Name

(1)	Charter Multi-Sector Bond

(5)	All Asset Growth-Alt 20

(7)	EQ/Capital Guardian Research

(8)	EQ/Oppenheimer Global

(10)	EQ/MFS International Value

31

(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	Charter Small Cap Value	1290 VT Small Cap Value

(3)	EQ/Templeton Global Equity Managed Volatility	1290 VT SmartBeta Equity

(4)	EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

(6)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

(7)	EQ/UBS Growth and Income	EQ/Capital Guardian Research

(9)	Multimanager Mid Cap Growth	EQ/Janus Enterprise

(11)	Charter Small Cap Growth	EQ/Morgan Stanley Small Cap Growth

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 628-6673.

32

Guaranteed interest option

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in “More information” later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending upon certain factors including the type and series of your contract and when the allocation is made. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)	the minimum interest rate guaranteed over the life of the contract,

(2)	the annual minimum guaranteed interest rate for the calendar year, and

(3)	the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

The annual minimum guaranteed interest rate for 2020 ranges from 1.00% to 3.00% depending on the lifetime guaranteed minimum rate of your contract. Depending on your contract type, contract series, and the state where your contract is issued, the lifetime minimum guaranteed interest rate ranges from 1.00% to 3.00% (may be 4.00% for series 100 NQ contracts in certain states). The lifetime minimum guaranteed interest rate is shown in your contract. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.

Fixed maturity options

We offer fixed maturity options with maturity dates generally ranging from one to ten years (one to seven in Oregon). We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the “rate to maturity” for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the “fixed maturity amount.” Your financial professional can provide you with the approval status of the fixed maturity options in your state.

Fixed maturity options generally range from one to ten years to maturity.

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option’s “maturity value.” Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your “market adjusted amount.”

Fixed maturity options and maturity dates.  We currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten (seven in Oregon). Not all fixed maturity options will be available for annuitant ages 76 and above. See “Allocating your contributions” below. As fixed maturity options expire, we expect to add maturity years so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

•	you previously allocated a contribution or made a transfer to the same fixed maturity option; or

•	the rate to maturity is 3%; or

•	the fixed maturity option’s maturity date is within 45 days; or

•	the fixed maturity option’s maturity date is later than the date annuity payments are to begin.

Your choices at the maturity date.  We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in “Allocating your contributions” below would apply:

(a)	transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)	withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option’s maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see “About our fixed maturity options” in “More information” later in this Prospectus. We may change our procedures in the future.

33

Market value adjustment.  If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a)	the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)	the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in “More information” later in this Prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

Selecting your investment method

You must choose one of the following methods for selecting your investment options:

•

Maximum investment options choice.  Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

•

Maximum transfer flexibility.  Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

Temporary removal of transfer restrictions that apply to the investment methods.  From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the “Maximum investment options choice” method, for a limited time, there will be no restrictions on the amount you can transfer out of the guaranteed interest option listed in group

“A.” If you elect the “Maximum transfer flexibility” method, for a limited time, you will be able to use the fixed income variable investment options listed in group “B” as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the “Maximum investment options choice” method, limits on transfers out of the guaranteed interest option will again apply. If you elect the “Maximum transfer flexibility” method, you will no longer be permitted to allocate new contributions to, or transfer amounts into the variable investment options in group “B” (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under “Maximum transfer flexibility” can remain in these options.

Variable investment options

A

•	Guaranteed Investment Option

Domestic Equity

•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Small Cap Value(2)
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Small Cap Growth
•	EQ/American Century Mid Cap Value(2)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Group Research(1)(2)
•	EQ/ClearBridge Large Cap Growth
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Equity 500 Index
•	EQ/Fidelity® Institutional AM® Large Cap
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Invesco Comstock
•	EQ/Janus/Enterprise(2)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Loomis Sayles Growth
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS® Technology
•	EQ/MFS® Utilities
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Morgan Stanley Small Cap Growth(2)
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Wellington Energy
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Ivy VIP Small Cap Growth
•	MFS® Investors Trust
•	MFS® Massachusetts Investors Growth Stock
•	Multimanager Aggressive Equity
•	Multimanager Technology
•	VanEck VIP Global Hard Assets

International/Global

•	1290 VT SmartBeta Equity(2)
•	EQ/Emerging Markets Equity PLUS
•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Global(1)
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Lazard Emerging Markets Equity
•	EQ/MFS® International Growth
•	EQ/MFS® International Intrinsic Value(1)

Asset Allocation

•	1290 VT DoubleLine Dynamic Allocation
•	EQ/AB Dynamic Moderate Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy(2)
•	EQ/All Asset Growth Allocation(1)
•	EQ/Balanced Strategy
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative-Plus Allocation
•	EQ/Conservative Strategy
•	EQ/Franklin Balanced Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

34

Variable investment options

B

Fixed income

•	1290 VT High Yield Bond
•	American Funds Insurance Series® Bond Fund
•	EQ/Core Bond Index
•	EQ/Core Plus Bond(1)
•	EQ/Global Bond PLUS
•	EQ/Intermediate Government Bond
•	EQ/Money Market
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	Invesco V.I. High Yield
•	Ivy VIP High Income
•	Multimanager Core Bond

(1)

This is the variable investment option’s new name. Please see “Portfolios of the Trusts” earlier in this prospectus for the variable investment option’s former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger. Please see “Portfolios of the Trust” earlier in this prospectus for the name of the acquired variable investment option which may continue to be used in certain documents for a period of time after the date of this prospectus.

Fixed maturity options

Transfer restrictions apply as indicated above under “Fixed maturity options and maturity dates.”

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group “B” investment option. Please note that if you select the “Maximum transfer flexibility” method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the “Maximum investment options choice” method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the “B” investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the “Maximum transfer flexibility” method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the “Maximum investment options choice” investment method.

Allocating your contributions

Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become part of your account value. We discuss account value in “Determining your contract’s value” later in this Prospectus. After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See “Transferring your money among investment options” later in this Prospectus.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors, LLC (“Equitable Advisors”) financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this “free look” period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution. For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.

35

We may require that you wait six months before you apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

Please see “Tax information” later in this Prospectus for possible consequences of cancelling your contract.

Also, if you fully or partially convert an existing traditional IRA contract to a Roth IRA or Roth Advantage, you may cancel your Roth IRA or Roth Advantage contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled “EQUI-VEST® Roth IRA Re-Characterization Form.”

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrender of your contract to receive its cash value” later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information” later in this Prospectus for possible consequences of cancelling your contract.

36

2. Determining your contract’s value

Your account value and cash value

Your “account value” is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under “Charges and expenses” later in this Prospectus.

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see “Surrender of your contract to receive its cash value” in “Accessing your money” later in this Prospectus.

Your contract’s value in the variable investment options

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)	increased to reflect additional contributions;

(ii)	decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, the annual administrative charge or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

Your contract’s value in the guaranteed interest option

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

Your contract’s value in the fixed maturity options

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in a fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

37

3. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

•	You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

•	You may not transfer to a fixed maturity option in which you already have value.

•	You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

•

If the annuitant is age 76 or older, you must limit your transfers to fixed maturity options with maturities of five years or less. Not all maturities may be available. You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

•	If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

•

If you choose the ”Maximum investment options choice” method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this Prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

•

If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the “Maximum investment options choice” method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group “B” option as described under “Selecting your investment method” in “Contract features and benefits” earlier in this Prospectus) you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Upon advance notice to you, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. Our current transfer restrictions are set forth in the “Disruptive transfer activity” section below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)	the contract number,

(2)	the dollar amounts to be transferred, and

(3)	the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of

38

excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of EQ Premier VIP Trust and EQ Advisors Trust (together, the “affiliated trusts”), as well as investment options with underlying portfolios of outside trusts with which the Company has entered participation agreements (the “unaffiliated trusts” and, collectively with the affiliated trusts, the “trusts”). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

Automatic transfer options

Investment simplifier

Our Investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.  Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the

39

date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

Interest sweep.  Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar option and interest sweep feature are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.  Your participation in the investment simplifier option will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your account value. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semi-annually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

To be eligible, you must have (i) at least $5,000 of account value in the variable investment options for option I, or (ii) at least $5,000 of account value in the variable investment options and the guaranteed interest option, combined for option II. Rebalancing is not available for amounts you have allocated in the fixed maturity options. We may waive this $5,000 requirement.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

40

4. Accessing your money

Withdrawing your account value

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see “Tax information” later in this Prospectus.

Method of withdrawal

Contract	Partial	Systematic	Minimum distribution
NQ	Yes	Yes	No
Traditional IRA	Yes	Yes	Yes
QP IRA	Yes	Yes	Yes
Roth Advantage	Yes	Yes	No
Roth IRA	Yes	Yes	No

Partial withdrawals

(All contracts)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we may treat it as a request to surrender the contract for its cash value. See “Surrender of your contract to receive its cash value” below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. See “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus.

Systematic withdrawals

(All contracts)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking or savings account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)

Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)

Pro rata from all of your variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

(3)

You may specify a dollar amount from one variable investment option or the guaranteed interest option. If you choose this option and the value in the investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your contract.

If you are invested in fixed maturity options, you may not elect option (1) or (2).

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

Lifetime minimum distribution withdrawals

(Traditional IRA and QP IRA contracts — See “Tax information” later in this Prospectus)

We offer our “required minimum distribution automatic withdrawal option” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to “Required minimum distributions” under “Individual Retirement Arrangements (“IRAs”)” in “Tax information” later in this Prospectus. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals,

41

which could increase the amount required to be withdrawn. For this purpose additional annuity contract benefits may include enhanced death benefits.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our required minimum distribution automatic withdrawal option in the year in which you reach age 70 1/2, or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our RMD automatic withdrawal option in the year in which you reach age 72, or in any later year.

To elect this option, you must have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

We will send to traditional IRA and QP IRA owners a form outlining the minimum distribution options available in the year you reach age 72 (or age 70 1/2 if applicable) if you have not begun your annuity payments before that time.

How withdrawals are taken from your account value

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

Automatic deposit service

If you are receiving required minimum distribution payments from a traditional IRA or QP IRA contract, you may use our automatic deposit service.

Under this service, we will automatically deposit the required minimum distribution payment from your traditional IRA or QP IRA contract directly into an EQUI-VEST® NQ or Roth IRA or an EQUI-VEST® ExpressSM (if available in your state) NQ or Roth IRA contract, according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See “Tax information — Roth IRAs” later in this Prospectus.

Deposit option for NQ contracts only

If available, you may elect the deposit option for your benefit while you are alive, or for the benefit of your beneficiary.

If this option is available, proceeds from your NQ contract can be deposited with us for a period you select, but no longer than five years. We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period using our then current rate for this option. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant’s death, death benefit proceeds may be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. We may remove this payout option at any time. Your financial professional can provide more information about this option and whether it is available, or you may call our processing office.

Surrender of your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options” below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in “When to expect payments” below. For the tax consequences of surrenders, see “Tax information” later in this Prospectus.

Termination

We may terminate your contract and pay you the cash value if:

(1)	your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2)	you request a partial withdrawal that reduces your account value to an amount less than $500; or

(3)	you have not made any contributions within 120 days from your contract date.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the

42

cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the New York Stock Exchange is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see “Partial annuitization” below.

Deferred annuity contracts such as EQUI-VEST® provide for conversion to payout status at or before the contract’s “maturity date.” This is called annuitization. When your contract is annuitized, your EQUI-VEST® contract and all its benefits terminate and will be converted to a supplemental payout annuity contract (“payout option”) that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST® contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST® contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant’s age at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

Annuity payout options

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain • Period certain annuity
Variable Immediate Annuity payout options (described in a separate prospectus for this option)	• Life annuity (not available in NY) • Life annuity with period certain
•

Life annuity:  An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

•

Life annuity with period certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant’s age and will not exceed 10 years or the annuitant’s life expectancy.

•

Life annuity with refund certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

•

Period certain annuity:  An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant’s life expectancy. This option does not guarantee payments for the rest of the annuitant’s life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the

43

annuitant’s life and, after the annuitant’s death, to the survivor for life. We may offer other payout options not outlined here. Your financial professional can provide details.

Fixed annuity payout options

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

Variable Immediate Annuity payout options

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

Partial annuitization

Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See “Withdrawing your account value” above. See also the discussion of “Partial annuitization” under “Taxation of nonqualified annuities” in “Tax information.”

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the EQUI-VEST® contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your EQUI-VEST® contract’s maturity date. Your EQUI-VEST® contract’s maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the EQUI-VEST® contract date anniversary that follows the annuitant’s 90th birthday. This may be different in some states.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen, and whether it is fixed or variable;

(3)	in the case of a life annuity, the annuitant’s age (or the annuitant’s and joint annuitant’s ages); and

(4)	in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person’s lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix III later in this Prospectus for state variations.

44

5. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

•	A mortality and expense risks charge.

•	A charge for other expenses.

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	On the last day of the contract year an annual administrative charge, if applicable.

•	Charge for third-party transfer or exchange (series 300, 400 and 500 only).

•	Charges for certain optional special services.

•	At the time you make certain withdrawals or surrender your contract, or your contract is terminated — a withdrawal charge, if applicable.

•	At the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. The charges differ depending on which contract series you purchase.

We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Charges under the contracts

Mortality and expense risks charge

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. For series 300, 400 and 500, we may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

For each series the daily charge is a percentage of net assets that is equivalent to an annual rate of:

•	1.10% current and maximum in each variable investment option under series 300 contracts.

•	1.10% current and 1.75% maximum in each variable investment option under series 400 contracts.

•	1.20% current and 1.75% maximum in each variable investment option under series 500 contracts.

•	0.56% current and 0.65% maximum under series 100 contracts, and 1.15% current and 1.24% maximum under series 200 contracts in the EQ/Common Stock Index and EQ/Money Market options.

•	0.50% current and maximum under series 100 contracts, and 1.09% current and maximum under series 200 contracts for all other variable investment options.

Charge for other expenses

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts.

The daily charge is equivalent to a maximum annual rate of:

(i)

under series 300, 400 and 500 contracts, 0.25% of the net assets in each variable investment option. For all variable investment options under series 300 and 400 other than the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options;

(ii)

under series 100 contracts, 0.84% of the net assets in each variable investment option. 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described

45

below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts; and

(iii)	under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net asset value in each variable investment option.

Maximum total charges

Under series 500 contracts, the total annual rate for the above charges is 1.45%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

Total Separate Account A annual expenses of the variable investment options (not including the Trusts fees and other expenses) are guaranteed not to exceed a total annual rate of (i) 1.35% for series 300; (ii) 1.49% for series 100 and 200 for the EQ/Common Stock Index and EQ/Money Market options; (iii) 1.34% for all the other options not listed in (ii) for series 100 and 200; and (iv) 2.00% for series 400.

Under series 100 and 200 contracts for the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options, the combined amount of the Separate Account A charges to these variable investment options and Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.

Annual administrative charge

We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Under series 300, 400 and 500, during the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We waive the charge if your account value is at least $25,000 for an NQ contract or $20,000 for an IRA contract. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200, the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year. We waive this charge if your account value is at least $10,000.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST® contract/certificate having an account value that, when combined with the account value of other EQUI-VEST® contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST® contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

Charge for third-party transfer or exchange

Under series 300 (except in FL), 400 and 500 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $65 for each direct transfer or exchange for series 300 and 400. For series 500, we will deduct a charge of $25 ($65 maximum) for each direct transfer or exchange. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value.

Withdrawal charge

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See “About our fixed maturity options” in “More information” later in this Prospectus.

We may reduce the withdrawal charge in order to comply with any state law requirement. See “Contracts issued in New York — fixed maturity options for series 300-500” below.

For series 100 and 200 NQ contracts, all series 300, 400, and 500 contracts

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years measured from the date of the withdrawal.

46

In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

•	the account value after any withdrawal charge has been imposed (cash value), or

•

the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn plus 94% of (a) the remaining account value, minus (b) any administrative fees. Under series 100 and 200 NQ contracts, if the annuitant is age 59 or older when the contract is issued, this percentage will be 95% in the fifth contract year and 96% in the sixth contract year. There is a reduction in the withdrawal charge for older annuitants in the fifth and sixth contract years.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See “Tax information” later in this Prospectus.

For series 100 and 200 traditional IRA, QP IRA and Roth IRA

The withdrawal charge equals a percentage of the amount withdrawn. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:

Contract Year(s)	Charge

1 through 5	6%(1)

6 through 8	5

9	4

10	3

11	2

12	1

13 and later	0
(1)	This percentage may be reduced at older ages for certain contracts. Your financial professional can provide further details about the contract series you own.

The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

We reserve the right to reduce or waive the withdrawal charge including transfers to a traditional IRA, QP IRA and Roth IRA from another EQUI-VEST® contract. Any such charge will not be unfairly discriminatory. The withdrawal charge may be reduced in order to comply with any state law requirement.

When withdrawal charges do not apply

•	10% free withdrawal amount. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year. For series 100 and 200 traditional IRA and Roth IRA contracts, the 10% free withdrawal amount described above will be available after the third contract year or you attain age 59 1/2. (Currently we are waiving this restriction.)

For existing contract owners, if you have QP IRA contract number 11933I (series 100), the 10% free withdrawal amount described above was available after the third contract year. If you have QP IRA contract number 92QPI (series 200), the free withdrawal amount was available in the first contract year.

For series 100 and 200 contracts

(i)	For NQ contracts, the withdrawal charge does not apply if:

•	the annuitant dies and a death benefit is payable to the beneficiary; or

•	we receive a properly completed election form providing for the entire account value to be used to buy a life annuity payout option.

(ii)	For a traditional IRA, QP IRA and Roth IRA the withdrawal charge does not apply:

•	after five contract years and the annuitant is at least age 59 1/2; or

•	if you request a refund of an excess contribution within one month of the date on which the contribution is made; or

•	the annuitant dies and the death benefit is made available to the beneficiary; or

•

after five contract years and the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant’s age 59 1/2 and allows no prepayment; or

•	after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years and allows no prepayment; or

•	if the amount withdrawn is applied to the election of a life contingent annuity payout option.

For series 300, 400 and 500 contracts

(i)	Death or purchase of annuity. The withdrawal charge does not apply if:

(a)	the annuitant dies and a death benefit is payable to the beneficiary; or

(b)

we receive a properly completed election form providing for the entire account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

47

(ii)	Disability, terminal illness, or confinement to nursing home.

The withdrawal charge also does not apply if:

(a)	The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(b)	We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant’s life expectancy is six months or less; or

(c)

The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

(iii)	For traditional IRA, QP IRA and Roth IRA contracts the withdrawal charge also does not apply:

•	after six contract years if the annuitant is at least age 59 1/2; or

•	if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

(iv)	Under series 500 (Roth Advantage) contracts the withdrawal charge also does not apply:

•	after five contract years if the annuitant is at least age 59 1/2; or

•

if you withdraw an amount which is less than or equal to 25% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year, and you use the withdrawal to pay specified higher education expenses as defined in the federal income tax rules. We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

•

after five contract years if the withdrawal is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit). We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

•	if you request a refund of a contribution in excess of amounts allowed to be contributed under federal income tax rules within one month of the date on which you made the contribution.

Contracts issued in New York — fixed maturity options (for series 300-500)

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale (“declining scale”). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale (“alternative scale”) if it produces a higher charge than the declining scale.

Declining scale		Alternative scale
Year of investment in fixed maturity option(1)		Year of transfer within fixed maturity option(1)
Within year 1	6%	Within year 1	5%
2	6%	2	4%
3	5%	3	3%
4	4%	4	2%
5	3%	5	1%
6	2%	After year 5	0%
After year 6	0%	Not to exceed 1% times the number of years remaining in the fixed maturity option, rounded to the higher number of years. In other words, if 4.3 years remain, it would be a 5% charge.
(1)	Measured from the contract date anniversary prior to the date of the contribution or transfer.

In the following example we compare the withdrawal charge that would apply to a withdrawal from a NQ or traditional IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

•

If you were to withdraw the total amount of the contribution within the first six years after it was made, the withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the

48

withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

•

The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

•

The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

•

If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

•	As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Charges that the Trusts deduct

The Trusts deduct charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the “underlying portfolios”). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA, QP IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

49

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

50

6. Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while the contract is in force and the owner and annuitant are alive. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Death benefit

The death benefit is equal to the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant’s death, any required instructions for the method of payment, information and forms necessary to effect payment and (ii) the “minimum death benefit.” The minimum death benefit is equal to your total contributions, adjusted for withdrawals, withdrawal charges, and taxes that apply.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

How withdrawals affect the minimum death benefit

Depending upon contract series, contract date and the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

Effect of the annuitant’s death

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary, the contract can be continued as discussed below under “Successor owner and annuitant.” Only a spouse who is the sole primary beneficiary can be a successor owner/ annuitant. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. A beneficiary may be able to have limited ownership as discussed under “Beneficiary continuation option” below.

Successor Owner and Annuitant: traditional IRA, QP IRA, NQ and Roth IRA contracts (may not be available in all states for some series).  If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse’s death. If your surviving spouse decides to continue the contract, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your minimum death benefit, if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. For series 100 and 200 IRA contracts, withdrawal charges will no longer apply and additional contributions may no longer be made. The minimum death benefit will continue to apply.

When an NQ contract owner dies before the annuitant

Under certain conditions after the original owner’s death, the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time while the contract is in force and the owner and annuitant are alive by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

•	The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death.

51

•

The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner’s life expectancy). Payments must begin within one year after the non-annuitant owner’s death. Unless this alternative is elected, we will pay any cash value five years after your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. The account value must be distributed no later than 5 years after the spouse’s death.

How death benefit payment is made

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death.

If you have not chosen an annuity payout option as of the time of the annuitant’s death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option for traditional IRA, QP IRA, Roth IRA and Roth Advantage contracts

The following describes the “Beneficiary continuation option for traditional IRA, QP IRA, Roth IRA and Roth Advantage IRA contracts” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

Upon your death under a traditional IRA, QP IRA, Roth IRA, or Roth Advantage contract, your beneficiary may generally elect to keep the contract with your name on it and receive distributions under the contract instead of receiving the death benefit in a single sum. The beneficiary continuation option may not be available in all states for some series. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019.

This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater then such account value.

After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

52

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

•	The minimum death benefit provision will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•

Upon the death of the beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest.

Beneficiary continuation option for series 400 NQ contracts only

This feature (also known as inherited annuity), may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, “beneficiary” refers to the successor owner. For a discussion of successor owner, see “When an NQ contract owner dies before the annuitant” earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The contract continues with your name on it for the benefit of your beneficiary.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

•	The minimum death benefit will no longer be in effect.

•

If the beneficiary chooses the “5-year rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•

Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

•

As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

•	No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

•	If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

53

•	The account value will not be reset to the death benefit amount.

•	The withdrawal charge schedule and free withdrawal amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

•

We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free withdrawal amount. See “Withdrawal charge” in “Charges and expenses” earlier in this Prospectus.

If a contract is jointly owned:

•	The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

•	If the deceased joint owner was also the annuitant, see “If you are both the owner and annuitant” above.

•	If the deceased joint owner was not the annuitant, see “If the owner and annuitant are not the same person” above.

54

7. Tax information

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Overview

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST® contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, QP IRA, Roth IRA or Roth Advantage. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service (“IRS”) interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.
Buying a contract to fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits, such as the EQUI-VEST® guaranteed minimum death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you select.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions to this annuity contract.

Transfers among investment options

You can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Please note our restrictions on contributions. See “How you can contribute to your contract” in “Contract features and benefits” earlier in this Prospectus.

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract.

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•	if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are

55

based on or are similar to those specified for mutual funds under securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•

if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

All nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your “investment in the contract.” Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

1035 Exchanges

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

•

the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

•

the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

56

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See ”Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Payment of death benefit” earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•

in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and a beneficiary (or joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59 1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59 1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Investor Control Issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.

Individual retirement arrangements (“IRAs”)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	“traditional IRAs,” typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded

57

in connection with employer-sponsored retirement plans; and

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes.

For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as “individual retirement annuities” under Section 408(b) of the Internal Revenue Code. We offer the EQUI-VEST® contract in both traditional IRA and Roth IRA versions.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract.

We describe the amount and types of charges that may apply to your contributions under “Charges and expenses” earlier in this Prospectus. We describe the method of calculating payments under “Accessing your money” earlier in this prospectus. We do not guarantee or project growth in a variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have received an opinion letter from the IRS approving the respective forms of the series 400 EQUI-VEST® traditional and Roth IRA contracts for use as traditional and Roth IRA, respectively. We may no longer rely on the opinion letter for the Roth IRA. We have not submitted to the IRS requests for opinion letters to approve any other forms of series 100 – 500 EQUI-VEST® traditional IRA and Roth IRA for use as a traditional or Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST® traditional and Roth IRA contracts.

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the EQUI-VEST® IRA contract (traditional IRA or Roth IRA) by following the directions under “Your right to cancel within a certain number of days” in “Contract features and benefits” earlier in this Prospectus. You can cancel an EQUI-VEST® Roth IRA contract issued as a result of a full or partial conversion of an EQUI-VEST® traditional IRA contract by following the instructions in the “EQUI-VEST® Roth IRA Re-Characterization Form.” The form is available from our processing office or your financial professional. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Please note our restrictions on contributions. See “How you can contribute to your contract” in “Contract features and benefits” earlier in this Prospectus.

Contributions to traditional IRAs. Generally, individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Regular contributions to traditional IRAs

Limits on contributions. The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional “catch up contributions” of up to $1,000 to your traditional IRA.

Special rules for spouses.  If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to

58

traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. Catch-up contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is being made.

Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Additional “Saver’s Credit” for contributions to a traditional IRA or Roth IRA

Certain lower income individuals may be eligible for a nonrefundable income tax credit for contributions made to a traditional IRA or Roth IRA. Please see the current version of IRS Publication 590-A for details.

Nondeductible regular contributions.  If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2020 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50 plus catch-up contributions ($7,000 for 2020). See “Excess contributions” below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See “Withdrawals, payments and transfers of funds out of traditional IRAs” below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions.  If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans, also referred to as “governmental employer EDC plans”;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

After lifetime required minimum distributions must start, any amount contributed to a traditional IRA must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•	Do it yourself:

You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

•	a “required minimum distribution” after age 72 (or age 70 1/2 if applicable) or retirement; or

•

one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

59

•	a hardship withdrawal; or

•	a corrective distribution that fits specified technical tax rules; or

•	a loan that is treated as a distribution; or

•	in some instances, a death benefit payment to a beneficiary who is not your surviving spouse; or

•	a qualified domestic relations order distribution to a beneficiary who is not your current or former spouse.

Under legislation enacted at the end of 2019, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of Payments” later in this Prospectus under “Withdrawals, payments and transfers of funds out of traditional IRAs.” After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

Spousal rollovers and divorce-related direct transfers

The surviving spousal beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution after age 72 (or after age 70 1/2 if applicable). You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.  Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your Individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the

60

traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•

the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs” under “Rollover and transfer contributions to traditional IRAs” above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer EDC plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer EDC plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types its accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a roll-over.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. See your tax adviser.

The EQUI-VEST® QP IRA is used as a conduit IRA if amounts are not commingled.

IRA distributions directly transferred to charity

Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct the Company to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.

Required minimum distributions

Legislation enacted at the end of 2019, which is generally effective January 1, 2020, significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on regulations — required minimum distributions.  Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury

Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.

Lifetime required minimum distributions.

When you have to take the first lifetime required minimum distribution.

When you must start lifetime required minimum distributions from your traditional IRAs depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70 1/2 by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions.

The first required minimum distribution is for the calendar year in which you reach age 72 (or age 70 1/2 if applicable). You have the choice to take this first required minimum distribution during the calendar year you actually reach age 72 (or age 70 1/2 if applicable), or to delay taking it until the first three-month period in the next calendar year (January 1–April 1). Distributions must start no later than your “Required Beginning Date,” which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable). If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.   There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method.  If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

61

Annuity-based method.  If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?  No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?  We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year?  The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year?  Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die?  These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary

Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary’ or “EDB” status

An individual beneficiary who is an “eligible designated beneficiary” or “EDB” can take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	Your surviving spouse (see spousal beneficiary, below);

•	Your minor children (only while they are minors);

•	A disabled individual (Internal Revenue Code definition applies);

•	A chronically ill individual (Internal Revenue Code definition applies); and

•	Any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not as an entity beneficiary.

When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary

If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

62

Non-individual beneficiary

Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth year anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under legislation enacted in 2019, for owner or participant deaths on ort after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will not be treated as entity beneficiaries.

Additional changes to post-death distributions after the 2019 legislation

The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s or participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s or participant’s death on a term certain method. In certain cases, a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s or participant’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner or participant in this example died before December 31, 2019, the legislation caps the length of any post-death period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches the age of majority — the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

Successor annuitant and owner

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse’s death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•	used to pay certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS

63

Roth individual retirement annuities (“Roth IRAs”)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under “traditional IRAs.”

The EQUI-VEST® Roth IRA and Roth Advantage contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.

Please note our restrictions on contributions. See “How you can contribute to your contract” in “Contract features and benefits” earlier in this Prospectus.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion” rollover contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Regular contributions to Roth IRAs

Limits on regular contributions. The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020 after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under “Special rules for spouses” earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, “Contributions to Individual Retirement Arrangements (IRAs)” for the rules applicable to the current year.

When you can make contributions?  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?  The difference between a rollover transaction and a direct transfer transaction is the following: In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover”);

•	a “designated Roth contribution account” under a 401(k) plan, a 403(b) plan, or a governmental employer EDC plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan, as described below under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA,

64

you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spousal beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize.  To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender and termination of your contract, and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	Rollovers from a Roth IRA to another Roth IRA;

•	Direct transfers from a Roth IRA to another Roth IRA;

•	Qualified distributions from Roth IRA; and

•	Return of excess contributions or amounts recharacterized to a traditional IRA.

65

Qualified distributions from Roth IRAs.  Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

•	you are age 59 1/2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•

your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs.  Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — with any custodian or issuer — are added together.

(2)

All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally, the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Illustration of guaranteed interest rates

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 1.00% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400. (The rate may be higher in your state.) We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The guaranteed interest rate, which can range from 1.00% to 3.00% (4.00% for NQ in some states), is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

66

Table I guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

Table I

Account Values And Cash Values

(assuming $1,000 contributions made annually at the beginning of the contract year)

	1.00% Minimum Guarantee			1.00% Minimum Guarantee

Contract Year End	Account Value	Cash Value	Contract Year End	Account Value	Cash Value
1	$ 989.80	$ 936.35	26	$29,196.26	$28,836.26
2	$ 1,979.70	$ 1,872.79	27	$30,498.22	$30,138.22
3	$ 2,979.49	$ 2,818.60	28	$31,813.20	$31,453.20
4	$ 3,989.29	$ 3,773.87	29	$33,141.33	$32,781.33
5	$ 5,009.18	$ 4,738.69	30	$34,482.75	$34,122.75
6	$ 6,039.27	$ 5,713.15	31	$35,837.57	$35,477.57
7	$ 7,079.67	$ 6,719.67	32	$37,205.95	$36,845.95
8	$ 8,130.46	$ 7,770.46	33	$38,588.01	$38,228.01
9	$ 9,191.77	$ 8,831.77	34	$39,983.89	$39,623.89
10	$10,263.69	$ 9,903.69	35	$41,393.73	$41,033.73
11	$11,346.32	$10,986.32	36	$42,817.67	$42,457.67
12	$12,439.79	$12,079.79	37	$44,255.84	$43,895.84
13	$13,544.18	$13,184.18	38	$45,708.40	$45,348.40
14	$14,659.63	$14,299.63	39	$47,175.49	$46,815.49
15	$15,786.22	$15,426.22	40	$48,657.24	$48,297.24
16	$16,924.08	$16,564.08	41	$50,153.81	$49,793.81
17	$18,073.33	$17,713.33	42	$51,665.35	$51,305.35
18	$19,234.06	$18,874.06	43	$53,192.00	$52,832.00
19	$20,436.40	$20,076.40	44	$54,733.92	$54,373.92
20	$21,650.76	$21,290.76	45	$56,291.26	$55,931.26
21	$22,877.27	$22,517.27	46	$57,864.18	$57,504.18
22	$24,116.04	$23,756.04	47	$59,452.82	$59,092.82
23	$25,367.20	$25,007.20	48	$61,057.35	$60,697.35
24	$26,630.88	$26,270.88	49	$62,677.92	$62,317.92
25	$27,907.18	$27,547.18	50	$64,314.70	$63,954.70

67

Table II guaranteed minimum interest rate of 1.00% (the rate may be higher in your state)

Table II

Account Values And Cash Values

(assuming a single contribution of $1,000 and no further contribution)

	1.00% Minimum Guarantee			1.00% Minimum Guarantee

Contract Year End	Account Value	Cash Value	Contract Year End	Account Value	Cash Value
1	$989.80	$936.35	26	$434.76	$434.76
2	$979.70	$926.80	27	$409.11	$409.11
3	$959.50	$907.69	28	$383.20	$383.20
4	$939.10	$888.38	29	$357.03	$357.03
5	$918.49	$868.89	30	$330.60	$330.60
6	$897.67	$849.20	31	$303.91	$303.91
7	$876.65	$876.65	32	$276.95	$276.95
8	$855.42	$855.42	33	$249.72	$249.72
9	$833.97	$833.97	34	$222.21	$222.21
10	$812.31	$812.31	35	$194.44	$194.44
11	$790.43	$790.43	36	$166.38	$166.38
12	$768.34	$768.34	37	$138.04	$138.04
13	$746.02	$746.02	38	$109.42	$109.42
14	$723.48	$723.48	39	$ 80.52	$ 80.52
15	$700.71	$700.71	40	$ 51.32	$ 51.32
16	$677.72	$677.72	41	$ 21.84	$ 21.84
17	$654.50	$654.50	42	$ 0.00	$ 0.00
18	$631.04	$631.04	43	$ 0.00	$ 0.00
19	$607.35	$607.35	44	$ 0.00	$ 0.00
20	$583.43	$583.43	45	$ 0.00	$ 0.00
21	$559.26	$559.26	46	$ 0.00	$ 0.00
22	$534.85	$534.85	47	$ 0.00	$ 0.00
23	$510.20	$510.20	48	$ 0.00	$ 0.00
24	$485.31	$485.31	49	$ 0.00	$ 0.00
25	$460.16	$460.16	50	$ 0.00	$ 0.00

68

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U.S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	We might have to withhold and/or report on amounts we pay under a free look or cancellation.

•	We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on “periodic” and “non-periodic” payments. For a periodic annuity payment, for example, your withholding depends on what you specify on a Form W-4P, and we withhold according to the Form W-4P. If you do not give us your correct Taxpayer Identification Number, we withhold at the highest rate.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

69

8. More information

About our Separate Account A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of the Company.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)

to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)	to deregister Separate Account A under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account A; and

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account A, you will be notified of such exercise, as required by law.

About the Trusts

The Trusts are registered under the Investment Company Act of 1940. They are classified as “open-end management investment companies,” more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust’s shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About our fixed maturity options

Rates to maturity and price per $100 of maturity value

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.

70

The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:

Fixed Maturity Options with June 15th Maturity Date of Maturity Year	Rate to Maturity as of February 18, 2020	Price Per $100 of Maturity Value
2020	3.00%(2)	$99.05
2021	3.00%(2)	$96.16
2022	3.00%(2)	$93.36
2023	3.00%(2)	$90.64
2024	3.00%(2)	$88.00
2025	3.00%(2)	$85.43
2026	3.00%(2)	$82.95
2027(1)	3.00%(2)	$80.53
2028(1)	3.00%(2)	$78.18
2029(1)	3.05%	$75.56
(1)	Not available in Oregon
(2)	Since these rates to maturity are 3%, no amounts could have been allocated to these options.

How we determine the market value adjustment

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)	We determine the market adjusted amount on the date of the withdrawal as follows:

(a)	We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

(b)

We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

(c)	We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

(d)	We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)	We determine the fixed maturity amount as of the current date.

(3)	We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the “current rate to maturity” in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the “current rate to maturity” will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

Investments under the fixed maturity options

Amounts allocated to the fixed maturity options are held in a “non-unitized” separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account’s assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account’s investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated

71

to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or any guaranteed benefits with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Automatic investment program — for NQ, traditional IRA, Roth IRA and Roth Advantage contracts

You may use our automatic investment program, or “AIP,” to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, Roth IRA and Roth Advantage contracts on a monthly basis. For all forms of IRAs, your contributions are subject to the limits and conditions on contributions described in “Tax information” earlier in this prospectus.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. The maximum contribution amount is $500 per month. We will return any contribution made under this program that exceeds your contribution limit, if applicable, and your program will be cancelled. The contribution limitations described in “How you can contribute to your contract” under “Contract features and benefits” apply to this program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

Payroll deduction program.  You can authorize your employer to remit your NQ, traditional or Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer’s. We will return any contribution made under this program that exceeds your contribution limit, if applicable, and your program will be cancelled. The contribution limitations described in “How you can contribute to your contract” under “Contract features and benefits” apply to this program.

Wire transfers.  You may also send your contributions by wire transfer from your bank.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business day

Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

72

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

Contributions, transfers, withdrawals and surrenders

•	Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

•	Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

•	Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

•	Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

•	Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

•	Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

•	For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

•	For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

•	Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

•	Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

About your voting rights

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;
•	the formal approval of independent auditors selected for each Trust; or

•	any other matters described in each prospectus for the Trusts or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to the Company separate accounts in connection with the Company’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account A voting rights

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest

73

rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity Risks and Catastrophic Events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial statements

The financial statements of Separate Account A, as well as the consolidated financial statements of the Company, are in the SAI. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling (800) 628-6673.

Transfers of ownership, collateral assignments, loans, and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any

74

change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” earlier in this Prospectus. We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

You cannot assign or transfer ownership of a traditional IRA, QP IRA or Roth IRA contract except by surrender to us.

You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in “Payment of death benefit” earlier in this Prospectus. You may direct the transfer of the values under your traditional IRA and Roth IRA contract to another similar arrangement.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.5% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

Differential compensation.  In an effort to promote the sale of the Company products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or

75

based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation. The Company pays contributionbased and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company contracts sold through Equitables’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-based compensation will generally not exceed 6.5% of the total contributions made under the contracts. Equitable, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.60% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the amount and type of compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other

76

companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

Cetera Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corp.

Sigma Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

77

9. Incorporation of certain documents by reference

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the “Annual Report”) is considered to be part of this prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the fixed maturity option (the “Registration Statement”). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Life Financial Insurance Company

1290 Avenue of the Americas

New York, New York 10104

Attention: Corporate Secretary

(telephone:(212) 554-1234).

You can access our website at www.equitable.com.

78

Appendix I: Condensed financial information

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

Series 100 and 200 contracts

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.03	$105.12	$99.85	$107.00	$115.72	$109.46	$127.53
Number of units outstanding (000’s)	—	—	—	2	15	19	27	32	30	30
1290 VT Equity Income
Unit value	$110.04	$108.14	$125.60	$163.27	$175.05	$169.77	$189.24	$216.29	$188.43	$230.93
Number of units outstanding (000’s)	381	367	388	424	399	374	341	315	286	270
1290 VT GAMCO Mergers & Acquisitions
Unit value	$125.54	$125.53	$130.35	$142.73	$143.13	$144.91	$153.97	$161.30	$151.31	$162.16
Number of units outstanding (000’s)	93	100	95	97	93	83	76	72	71	66
1290 VT GAMCO Small Company Value
Unit value	$184.08	$175.27	$203.78	$279.70	$284.41	$264.61	$321.82	$368.64	$307.00	$373.62
Number of units outstanding (000’s)	1,363	1,484	1,517	1,556	1,523	1,490	1,470	1,434	1,386	1,346
1290 VT High Yield Bond
Unit value	—	—	—	$101.29	$101.84	$97.37	$107.33	$112.76	$108.77	$121.17
Number of units outstanding (000’s)	—	—	—	4	11	14	20	29	33	41
1290 VT Socially Responsible
Unit value	$77.50	$76.67	$88.31	$117.03	$131.18	$130.04	$141.08	$167.59	$158.11	$203.20
Number of units outstanding (000’s)	247	248	243	242	243	233	220	209	197	188
All Asset Growth-Alt 20
Unit value	$118.50	$112.83	$124.66	$140.36	$141.80	$134.36	$145.24	$166.07	$151.45	$177.95
Number of units outstanding (000’s)	68	133	164	165	160	156	151	171	157	147
American Funds Insurance Series®Bond FundSM
Unit value	—	—	—	$96.22	$99.82	$98.40	$99.81	$101.72	$99.46	$107.04
Number of units outstanding (000’s)	—	—	—	5	37	57	75	87	90	108

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Multi-Sector Bond
Unit value	$157.53	$163.72	$170.12	$166.15	$167.83	$164.52	$167.08	$168.54	$165.43	$174.49
Number of units outstanding (000’s)	564	522	492	448	406	371	340	316	292	274
CharterSM Small Cap Growth
Unit value	$129.03	$107.34	$117.94	$171.95	$165.22	$153.16	$165.24	$202.75	$189.96	$249.35
Number of units outstanding (000’s)	309	276	249	261	222	206	194	183	175	170
CharterSM Small Cap Value
Unit value	$173.94	$156.14	$179.88	$253.28	$237.12	$203.22	$251.10	$275.73	$236.69	$291.07
Number of units outstanding (000’s)	622	559	511	480	441	417	390	360	337	319
EQ/400 Managed Volatility
Unit value	—	$108.41	$124.57	$161.84	$173.71	$166.05	$196.09	$222.92	$192.93	$237.80
Number of units outstanding (000’s)	—	10	12	19	18	19	28	31	30	29
EQ/500 Managed Volatility
Unit value	—	$109.53	$124.07	$160.27	$178.03	$176.28	$193.10	$230.07	$213.21	$273.26
Number of units outstanding (000’s)	—	12	17	20	29	31	37	42	43	43
EQ/2000 Managed Volatility
Unit value	—	$109.23	$124.41	$168.64	$173.12	$162.09	$192.75	$216.53	$188.15	$231.01
Number of units outstanding (000’s)	—	4	5	10	10	10	11	13	14	14
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.20	$118.28	$122.27	$119.89	$122.75	$136.73	$127.05	$145.15
Number of units outstanding (000’s)	—	—	4	13	22	27	26	28	25	24
EQ/AB Small Cap Growth
Unit value	$207.94	$204.35	$233.02	$317.66	$324.60	$310.94	$345.38	$418.01	$379.89	$479.01
Number of units outstanding (000’s)	1,291	1,180	1,071	992	918	852	787	729	675	631
EQ/Aggressive Allocation
Unit value	$131.43	$119.94	$135.10	$168.52	$174.11	$168.76	$181.14	$212.85	$191.68	$235.42
Number of units outstanding (000’s)	1,916	2,022	2,024	1,966	1,942	1,884	1,793	1,717	1,648	1,579
EQ/Balanced Strategy
Unit value	—	—	$103.26	$115.79	$119.26	$116.91	$122.24	$132.49	$125.24	$142.95
Number of units outstanding (000’s)	—	—	13	40	59	73	65	64	69	79

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/BlackRock Basic Value Equity
Unit value	$215.34	$205.86	$230.79	$313.62	$339.44	$314.30	$365.81	$390.19	$354.08	$431.20
Number of units outstanding (000’s)	1,394	1,422	1,386	1,345	1,311	1,269	1,224	1,150	1,072	1,018
EQ/Capital Guardian Research
Unit value	$116.45	$119.49	$138.41	$179.93	$196.18	$197.26	$211.01	$261.15	$245.16	$321.42
Number of units outstanding (000’s)	1,072	963	884	825	744	690	638	589	532	496
EQ/ClearBridge Large Cap Growth
Unit value	$110.46	$102.58	$121.88	$167.23	$171.26	$171.11	$170.31	$211.04	$207.47	$270.20
Number of units outstanding (000’s)	470	665	775	850	808	739	648	565	499	450
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$89.42	$84.29	$94.98	$121.14	$131.10	$126.26	$140.98	$158.84	$140.92	$185.66
Number of units outstanding (000’s)	252	231	208	189	168	153	140	130	119	113
EQ/Common Stock Index
Unit value	$311.66	$310.05	$354.66	$464.93	$515.55	$509.85	$563.49	$671.64	$626.04	$806.57
Number of units outstanding (000’s)	5,168	4,630	4,157	3,759	3,428	3,160	2,895	2,662	2,423	2,208
EQ/Conservative Allocation
Unit value	$119.11	$119.75	$123.55	$127.18	$128.76	$126.73	$128.69	$133.26	$129.41	$139.47
Number of units outstanding (000’s)	424	441	433	384	355	324	306	271	245	239
EQ/Conservative Growth Strategy
Unit value	—	—	$102.63	$111.91	$114.62	$112.56	$116.57	$124.19	$118.53	$132.60
Number of units outstanding (000’s)	—	—	7	14	25	26	27	33	36	41
EQ/Conservative Strategy
Unit value	—	—	$101.32	$104.34	$105.63	$104.03	$105.54	$108.58	$105.62	$113.53
Number of units outstanding (000’s)	—	—	5	11	14	16	13	12	11	15
EQ/Conservative-Plus Allocation
Unit value	$121.62	$119.14	$126.21	$137.27	$139.71	$136.94	$141.50	$151.92	$144.41	$161.69
Number of units outstanding (000’s)	753	769	760	725	677	619	578	552	502	466
EQ/Core Bond Index
Unit value	$112.15	$115.97	$118.03	$114.59	$115.78	$114.73	$114.76	$114.88	$113.61	$119.11
Number of units outstanding (000’s)	771	721	684	639	599	572	547	527	510	510

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.43	$90.22	$72.86	$78.86	$104.27	$87.18	$101.59
Number of units outstanding (000’s)	—	—	—	8	21	28	33	52	63	60
EQ/Equity 500 Index
Unit value	$281.41	$282.55	$321.22	$416.78	$464.56	$461.99	$507.04	$605.55	$567.91	$732.20
Number of units outstanding (000’s)	2,394	2,246	2,120	2,010	1,936	1,890	1,853	1,808	1,750	1,677
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$209.48	$270.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	576	535
EQ/Franklin Balanced Managed Volatility
Unit value	$99.91	$98.65	$108.25	$122.37	$128.22	$122.66	$133.66	$145.08	$136.97	$157.52
Number of units outstanding (000’s)	565	527	489	467	505	471	427	396	358	335
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$99.41	$88.68	$102.21	$137.84	$138.88	$128.07	$157.77	$173.93	$149.56	$185.17
Number of units outstanding (000’s)	120	121	111	104	98	90	87	83	79	73
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$81.79	$77.11	$87.28	$106.16	$110.47	$105.94	$114.45	$129.81	$116.97	$141.02
Number of units outstanding (000’s)	418	419	405	408	421	408	371	350	324	303
EQ/Global Bond PLUS
Unit value	$118.92	$122.49	$125.34	$120.55	$119.99	$113.88	$113.12	$116.80	$113.36	$118.78
Number of units outstanding (000’s)	355	382	383	340	310	281	253	242	224	205
EQ/Global Equity Managed Volatility
Unit value	$181.09	$156.66	$180.80	$214.70	$215.40	$208.84	$215.28	$267.80	$232.06	$286.81
Number of units outstanding (000’s)	1,848	1,671	1,522	1,404	1,303	1,226	1,137	1,058	990	933
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$140.96	$181.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	133	130
EQ/Intermediate Government Bond
Unit value	$173.15	$180.33	$179.64	$174.33	$174.62	$173.02	$171.48	$169.77	$168.87	$173.56
Number of units outstanding (000’s)	402	369	336	299	272	253	240	225	213	205

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Core Managed Volatility
Unit value	$120.02	$98.36	$112.87	$130.87	$121.06	$114.26	$112.97	$140.78	$118.21	$142.80
Number of units outstanding (000’s)	838	817	756	700	974	918	864	811	767	732
EQ/International Equity Index
Unit value	$126.36	$109.42	$125.52	$150.42	$138.16	$133.40	$134.50	$163.53	$136.85	$164.92
Number of units outstanding (000’s)	3,352	3,078	2,822	2,609	2,454	2,344	2,226	2,120	2,006	1,920
EQ/International Managed Volatility
Unit value	—	$92.35	$106.23	$126.93	$117.16	$112.81	$111.17	$136.28	$115.02	$137.80
Number of units outstanding (000’s)	—	18	20	23	24	31	30	34	34	35
EQ/International Value Managed Volatility
Unit value	$127.65	$105.58	$122.36	$144.05	$131.92	$126.04	$125.28	$152.50	$125.63	$152.03
Number of units outstanding (000’s)	1,622	1,495	1,381	1,277	1,194	1,134	1,074	1,006	954	913
EQ/Invesco Comstock
Unit value	$102.76	$99.37	$116.10	$154.68	$166.21	$153.83	$178.14	$207.37	$179.21	$220.98
Number of units outstanding (000’s)	166	175	180	204	488	451	408	378	357	336
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$144.75	$174.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	212	199
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$109.28	$138.23
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	204	193
EQ/Janus Enterprise
Unit value	$169.33	$154.20	$165.45	$226.15	$221.53	$206.56	$194.97	$246.04	$238.38	$320.93
Number of units outstanding (000’s)	688	807	807	746	714	692	640	601	571	543
EQ/JPMorgan Value Opportunities
Unit value	$134.73	$125.98	$144.24	$193.23	$218.05	$210.22	$252.06	$292.76	$244.33	$307.42
Number of units outstanding (000’s)	306	282	258	243	232	235	239	284	307	310
EQ/Large Cap Core Managed Volatility
Unit value	$91.78	$86.71	$98.37	$127.68	$140.60	$139.24	$150.88	$181.54	$167.59	$214.89
Number of units outstanding (000’s)	129	116	100	93	169	152	137	130	122	111

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Growth Index
Unit value	$75.04	$75.78	$85.77	$112.12	$124.15	$128.44	$134.77	$171.83	$165.68	$221.22
Number of units outstanding (000’s)	1,314	1,246	1,199	1,132	1,094	1,064	1,032	1,018	963	921
EQ/Large Cap Growth Managed Volatility
Unit value	$157.73	$149.93	$168.24	$224.72	$246.29	$252.79	$263.16	$335.50	$321.14	$423.66
Number of units outstanding (000’s)	1,338	1,300	1,181	1,083	2,305	2,165	2,019	1,887	1,752	1,632
EQ/Large Cap Value Index
Unit value	$59.10	$58.12	$66.86	$86.79	$96.44	$90.93	$104.50	$116.51	$104.72	$129.80
Number of units outstanding (000’s)	207	448	436	419	425	411	414	398	385	385
EQ/Large Cap Value Managed Volatility
Unit Value	$100.08	$94.00	$107.44	$140.42	$155.49	$147.24	$167.53	$188.20	$167.24	$206.97
Number of units outstanding (000’s)	6,915	6,275	5,681	5,207	5,055	4,721	4,376	4,060	3,755	3,519
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$96.68	$113.29
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	811	803
EQ/Loomis Sayles Growth
Unit value	$125.01	$126.89	$140.93	$176.97	$188.25	$207.13	$218.28	$289.86	$277.43	$359.48
Number of units outstanding (000’s)	224	203	190	176	155	153	179	196	184	171
EQ/MFS International Growth
Unit value	$147.85	$130.24	$153.80	$172.45	$161.62	$159.77	$160.75	$209.45	$187.27	$235.10
Number of units outstanding (000’s)	314	328	343	348	335	328	320	330	329	329
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$185.23	$230.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	895	888
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$164.59	$221.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	398	396
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$309.93	$415.24
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	209	202

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$177.32	$218.15
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	226	214
EQ/Mid Cap Index
Unit value	$114.44	$110.20	$127.28	$166.49	$179.03	$171.58	$203.00	$231.30	$201.50	$249.25
Number of units outstanding (000’s)	2,138	2,037	1,961	1,903	1,858	1,835	1,842	1,831	1,774	1,738
EQ/Mid Cap Value Managed Volatility
Unit value	$164.68	$147.16	$172.23	$226.13	$247.35	$235.40	$273.30	$302.87	$259.06	$323.55
Number of units outstanding (000’s)	2,473	2,260	2,072	1,919	1,780	1,667	1,555	1,449	1,341	1,261
EQ/Moderate Allocation
Unit value	$63.45	$61.54	$66.55	$74.81	$76.59	$75.39	$78.92	$87.06	$82.34	$94.49
Number of units outstanding (000’s)	16,700	15,660	14,597	13,487	12,511	11,567	10,700	9,882	9,111	8,420
EQ/Moderate Growth Strategy
Unit value	—	—	$103.87	$119.78	$124.09	$121.46	$128.29	$141.51	$132.43	$154.15
Number of units outstanding (000’s)	—	—	8	39	60	75	91	100	116	125
EQ/Moderate-Plus Allocation
Unit value	$132.32	$124.08	$136.52	$161.35	$165.19	$160.87	$170.26	$193.00	$177.39	$210.00
Number of units outstanding (000’s)	4,211	4,268	4,165	4,007	3,883	3,745	3,548	3,371	3,194	3,044
EQ/Money Market
Unit value	$36.15	$35.56	$35.06	$34.57	$34.08	$33.61	$33.14	$32.82	$32.84	$32.99
Number of units outstanding (000’s)	1,290	1,122	1,041	920	835	769	760	708	692	691
EQ/Oppenheimer Global
Unit value	$105.12	$94.78	$112.55	$140.28	$140.88	$143.41	$141.56	$189.41	$161.69	$209.11
Number of units outstanding (000’s)	240	346	360	390	410	453	432	445	449	447
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.73	$96.56	$93.01	$101.24	$102.79	$100.02	$106.74
Number of units outstanding (000’s)	—	—	—	8	33	60	77	98	99	100
EQ/PIMCO Ultra Short Bond
Unit value	$108.61	$106.95	$107.09	$105.75	$104.24	$102.56	$103.20	$103.74	$103.33	$104.54
Number of units outstanding (000’s)	776	662	608	559	513	466	426	401	387	364

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Quality Bond PLUS
Unit value	$180.35	$180.55	$182.86	$176.30	$178.98	$176.98	$176.67	$176.73	$174.56	$181.92
Number of units outstanding (000’s)	642	567	508	455	413	375	345	323	304	285
EQ/Small Company Index
Unit value	$158.20	$149.85	$170.81	$231.64	$239.62	$225.61	$268.29	$301.79	$264.05	$326.19
Number of units outstanding (000’s)	897	854	804	769	737	719	695	670	642	628
EQ/T. Rowe Price Growth Stock
Unit value	$105.33	$101.90	$119.57	$162.71	$174.40	$189.65	$189.62	$249.52	$242.18	$313.24
Number of units outstanding (000’s)	853	915	1,029	1,030	1,023	1,089	1,067	1,095	1,111	1,093
EQ/Templeton Global Equity Managed Volatility
Unit value	$86.47	$78.23	$92.10	$115.35	$115.06	$110.52	$114.80	$137.37	$118.97	$141.96
Number of units outstanding (000’s)	249	247	240	238	234	223	206	194	181	175
EQ/UBS Growth and Income
Unit value	$113.88	$109.19	$121.59	$162.58	$183.58	$178.53	$194.02	$232.16	$198.31	$267.65
Number of units outstanding (000’s)	121	109	104	103	111	112	99	100	88	83
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$73.19	$72.94
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	204	217
Invesco V.I. High Yield Fund
Unit value	—	$94.99	$109.61	$115.46	$115.71	$110.32	$120.63	$126.30	$120.11	$134.10
Number of units outstanding (000’s)	—	18	52	64	73	79	78	86	81	85
Invesco V.I. Mid Cap Core Equity Fund
Unit value	—	$105.76	$115.42	$146.29	$150.34	$141.98	$158.52	$179.32	$156.38	$192.92
Number of units outstanding (000’s)	—	36	47	48	48	47	49	51	50	50
Invesco V.I. Small Cap Equity Fund
Unit value	—	$121.44	$136.18	$184.17	$185.49	$172.50	$190.35	$213.58	$178.52	$222.49
Number of units outstanding (000’s)	—	18	18	21	20	23	21	19	18	17
Ivy VIP High Income
Unit value	—	$110.31	$129.12	$140.77	$141.52	$130.54	$149.65	$157.51	$152.10	$166.86
Number of units outstanding (000’s)	—	156	349	427	469	445	427	435	411	399

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Ivy VIP Small Cap Growth
Unit value	—	$79.10	$82.07	$116.08	$116.35	$116.95	$118.75	$144.25	$136.45	$166.08
Number of units outstanding (000’s)	—	19	31	42	41	87	70	68	85	84
MFS® Investors Trust Series
Unit value	—	$110.60	$129.66	$168.53	$184.08	$181.52	$193.99	$235.47	$219.04	$283.63
Number of units outstanding (000’s)	—	11	23	28	26	25	27	28	28	28
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$187.35	$195.65	$247.28	$245.35	$337.88
Number of units outstanding (000’s)	—	—	—	—	—	21	27	24	24	38
Multimanager Aggressive Equity
Unit value	$75.22	$69.95	$79.27	$107.95	$118.60	$122.37	$125.61	$162.48	$160.86	$212.82
Number of units outstanding (000’s)	6,357	5,698	5,104	4,552	4,115	3,772	3,425	3,113	2,815	2,555
Multimanager Core Bond
Unit value	$136.56	$142.56	$148.34	$142.91	$146.28	$144.50	$146.34	$148.71	$146.13	$154.81
Number of units outstanding (000’s)	480	487	527	481	427	390	355	334	301	286
Multimanager Mid Cap Growth
Unit value	$117.67	$106.94	$121.80	$168.45	$174.27	$169.32	$178.38	$222.92	$207.21	$271.82
Number of units outstanding (000’s)	481	437	394	379	349	332	303	285	268	250
Multimanager Mid Cap Value
Unit value	$152.52	$130.42	$147.73	$197.63	$205.39	$191.39	$224.86	$242.42	$208.67	$257.28
Number of units outstanding (000’s)	344	316	278	256	226	203	187	170	155	143
Multimanager Technology
Unit value	$117.21	$110.07	$123.17	$164.77	$184.59	$193.58	$208.08	$285.62	$288.23	$392.07
Number of units outstanding (000’s)	829	750	698	627	598	562	498	471	451	422
Target 2015 Allocation
Unit value	$101.92	$97.73	$106.89	$120.29	$122.19	$118.25	$123.24	$135.34	$127.77	$144.96
Number of units outstanding (000’s)	154	156	141	141	128	113	100	84	60	58
Target 2025 Allocation
Unit value	$99.61	$94.44	$105.15	$123.55	$126.81	$122.56	$129.89	$147.91	$136.95	$161.30
Number of units outstanding (000’s)	190	202	211	227	242	247	253	265	249	256

Series 100 and 200 contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.40%, depending upon investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2035 Allocation
Unit value	$98.29	$92.47	$104.11	$125.57	$129.45	$125.12	$133.35	$154.95	$141.90	$171.25
Number of units outstanding (000’s)	152	171	195	209	224	239	250	264	279	301
Target 2045 Allocation
Unit value	$96.22	$89.68	$102.13	$126.18	$130.43	$125.82	$134.93	$159.34	$144.64	$177.44
Number of units outstanding (000’s)	108	122	137	149	164	177	185	194	199	208
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.46	$98.81	$118.74	$106.85	$133.66
Number of units outstanding (000’s)	—	—	—	—	—	1	8	13	23	36
VanEck VIP Global Hard Assets Fund
Unit value	—	$82.94	$84.37	$91.81	$73.06	$47.84	$67.69	$65.47	$46.23	$50.88
Number of units outstanding (000’s)	—	44	90	109	129	167	199	184	182	195

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.03	$105.12	$99.85	$107.00	$115.72	$109.46	$127.53
Number of units outstanding (000’s)	—	—	—	2	15	19	27	32	30	30
1290 VT Equity Income
Unit value	$110.04	$108.14	$125.60	$163.27	$175.05	$169.77	$189.24	$216.29	$188.43	$230.93
Number of units outstanding (000’s)	381	367	388	424	399	374	341	315	286	270
1290 VT GAMCO Mergers & Acquisitions
Unit value	$125.54	$125.53	$130.35	$142.73	$143.13	$144.91	$153.97	$161.30	$151.31	$162.16
Number of units outstanding (000’s)	93	100	95	97	93	83	76	72	71	66
1290 VT GAMCO Small Company Value
Unit value	$184.08	$175.27	$203.78	$279.70	$284.41	$264.61	$321.82	$368.64	$307.00	$373.62
Number of units outstanding (000’s)	1,363	1,484	1,517	1,556	1,523	1,490	1,470	1,434	1,386	1,346
1290 VT High Yield Bond
Unit value	—	—	—	$101.29	$101.84	$97.37	$107.33	$112.76	$108.77	$121.17
Number of units outstanding (000’s)	—	—	—	4	11	14	20	29	33	41
1290 VT Socially Responsible
Unit value	$77.50	$76.67	$88.31	$117.03	$131.18	$130.04	$141.08	$167.59	$158.11	$203.20
Number of units outstanding (000’s)	247	248	243	242	243	233	220	209	197	188
All Asset Growth-Alt 20
Unit value	$118.50	$112.83	$124.66	$140.36	$141.80	$134.36	$145.24	$166.07	$151.45	$177.95
Number of units outstanding (000’s)	68	133	164	165	160	156	151	171	157	147
American Funds Insurance Series®Bond FundSM
Unit value	—	—	—	$96.22	$99.82	$98.40	$99.81	$101.72	$99.46	$107.04
Number of units outstanding (000’s)	—	—	—	5	37	57	75	87	90	108
CharterSM Multi-Sector Bond
Unit value	$157.53	$163.72	$170.12	$166.15	$167.83	$164.52	$167.08	$168.54	$165.43	$174.49
Number of units outstanding (000’s)	564	522	492	448	406	371	340	316	292	274
CharterSM Small Cap Growth
Unit value	$129.03	$107.34	$117.94	$171.95	$165.22	$153.16	$165.24	$202.75	$189.96	$249.35
Number of units outstanding (000’s)	309	276	249	261	222	206	194	183	175	170

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Value
Unit value	$173.94	$156.14	$179.88	$253.28	$237.12	$203.22	$251.10	$275.73	$236.69	$291.07
Number of units outstanding (000’s)	622	559	511	480	441	417	390	360	337	319
EQ/400 Managed Volatility
Unit value	—	$108.41	$124.57	$161.84	$173.71	$166.05	$196.09	$222.92	$192.93	$237.80
Number of units outstanding (000’s)	—	10	12	19	18	19	28	31	30	29
EQ/500 Managed Volatility
Unit value	—	$109.53	$124.07	$160.27	$178.03	$176.28	$193.10	$230.07	$213.21	$273.26
Number of units outstanding (000’s)	—	12	17	20	29	31	37	42	43	43
EQ/2000 Managed Volatility
Unit value	—	$109.23	$124.41	$168.64	$173.12	$162.09	$192.75	$216.53	$188.15	$231.01
Number of units outstanding (000’s)	—	4	5	10	10	10	11	13	14	14
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.20	$118.28	$122.27	$119.89	$122.75	$136.73	$127.05	$145.15
Number of units outstanding (000’s)	—	—	4	13	22	27	26	28	25	24
EQ/AB Small Cap Growth
Unit value	$207.94	$204.35	$233.02	$317.66	$324.60	$310.94	$345.38	$418.01	$379.89	$479.01
Number of units outstanding (000’s)	1,291	1,180	1,071	992	918	852	787	729	675	631
EQ/Aggressive Allocation
Unit value	$131.43	$119.94	$135.10	$168.52	$174.11	$168.76	$181.14	$212.85	$191.68	$235.42
Number of units outstanding (000’s)	1,916	2,022	2,024	1,966	1,942	1,884	1,793	1,717	1,648	1,579
EQ/Balanced Strategy
Unit value	—	—	$103.26	$115.79	$119.26	$116.91	$122.24	$132.49	$125.24	$142.95
Number of units outstanding (000’s)	—	—	13	40	59	73	65	64	69	79
EQ/BlackRock Basic Value Equity
Unit value	$215.34	$205.86	$230.79	$313.62	$339.44	$314.30	$365.81	$390.19	$354.08	$431.20
Number of units outstanding (000’s)	1,394	1,422	1,386	1,345	1,311	1,269	1,224	1,150	1,072	1,018
EQ/Capital Guardian Research
Unit value	$116.45	$119.49	$138.41	$179.93	$196.18	$197.26	$211.01	$261.15	$245.16	$321.42
Number of units outstanding (000’s)	1,072	963	884	825	744	690	638	589	532	496

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/ClearBridge Large Cap Growth
Unit value	$110.46	$102.58	$121.88	$167.23	$171.26	$171.11	$170.31	$211.04	$207.47	$270.20
Number of units outstanding (000’s)	470	665	775	850	808	739	648	565	499	450
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$89.42	$84.29	$94.98	$121.14	$131.10	$126.26	$140.98	$158.84	$140.92	$185.66
Number of units outstanding (000’s)	252	231	208	189	168	153	140	130	119	113
EQ/Common Stock Index
Unit value	$240.35	$238.97	$272.50	$356.11	$393.65	$388.12	$427.66	$508.26	$472.28	$606.76
Number of units outstanding (000’s)	1,526	1,344	1,190	1,071	979	901	816	750	682	618
EQ/Conservative Allocation
Unit value	$119.11	$119.75	$123.55	$127.18	$128.76	$126.73	$128.69	$133.26	$129.41	$139.47
Number of units outstanding (000’s)	424	441	433	384	355	324	306	271	245	239
EQ/Conservative Growth Strategy
Unit value	—	—	$102.63	$111.91	$114.62	$112.56	$116.57	$124.19	$118.53	$132.60
Number of units outstanding (000’s)	—	—	7	14	25	26	27	33	36	41
EQ/Conservative Strategy
Unit value	—	—	$101.32	$104.34	$105.63	$104.03	$105.54	$108.58	$105.62	$113.53
Number of units outstanding (000’s)	—	—	5	11	14	16	13	12	11	15
EQ/Conservative-Plus Allocation
Unit value	$121.62	$119.14	$126.21	$137.27	$139.71	$136.94	$141.50	$151.92	$144.41	$161.69
Number of units outstanding (000’s)	753	769	760	725	677	619	578	552	502	466
EQ/Core Bond Index
Unit value	$112.15	$115.97	$118.03	$114.59	$115.78	$114.73	$114.76	$114.88	$113.61	$119.11
Number of units outstanding (000’s)	771	721	684	639	599	572	547	527	510	510
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.43	$90.22	$72.86	$78.86	$104.27	$87.18	$101.59
Number of units outstanding (000’s)	—	—	—	8	21	28	33	52	63	60
EQ/Equity 500 Index
Unit value	$281.41	$282.55	$321.22	$416.78	$464.56	$461.99	$507.04	$605.55	$567.91	$732.20
Number of units outstanding (000’s)	2,394	2,246	2,120	2,010	1,936	1,890	1,853	1,808	1,750	1,677

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$209.48	$270.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	576	535
EQ/Franklin Balanced Managed Volatility
Unit value	$99.91	$98.65	$108.25	$122.37	$128.22	$122.66	$133.66	$145.08	$136.97	$157.52
Number of units outstanding (000’s)	565	527	489	467	505	471	427	396	358	335
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$99.41	$88.68	$102.21	$137.84	$138.88	$128.07	$157.77	$173.93	$149.56	$185.17
Number of units outstanding (000’s)	120	121	111	104	98	90	87	83	79	73
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$81.79	$77.11	$87.28	$106.16	$110.47	$105.94	$114.45	$129.81	$116.97	$141.02
Number of units outstanding (000’s)	418	419	405	408	421	408	371	350	324	303
EQ/Global Bond PLUS
Unit value	$118.92	$122.49	$125.34	$120.55	$119.99	$113.88	$113.12	$116.80	$113.36	$118.78
Number of units outstanding (000’s)	355	382	383	340	310	281	253	242	224	205
EQ/Global Equity Managed Volatility
Unit value	$181.09	$156.66	$180.80	$214.70	$215.40	$208.84	$215.28	$267.80	$232.06	$286.81
Number of units outstanding (000’s)	1,848	1,671	1,522	1,404	1,303	1,226	1,137	1,058	990	933
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$140.96	$181.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	133	130
EQ/Intermediate Government Bond
Unit value	$173.15	$180.33	$179.64	$174.33	$174.62	$173.02	$171.48	$169.77	$168.87	$173.56
Number of units outstanding (000’s)	402	369	336	299	272	253	240	225	213	205
EQ/International Core Managed Volatility
Unit value	$120.02	$98.36	$112.87	$130.87	$121.06	$114.26	$112.97	$140.78	$118.21	$142.80
Number of units outstanding (000’s)	838	817	756	700	974	918	864	811	767	732
EQ/International Equity Index
Unit value	$126.36	$109.42	$125.52	$150.42	$138.16	$133.40	$134.50	$163.53	$136.85	$164.92
Number of units outstanding (000’s)	3,352	3,078	2,822	2,609	2,454	2,344	2,226	2,120	2,006	1,920

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Managed Volatility
Unit value	—	$92.35	$106.23	$126.93	$117.16	$112.81	$111.17	$136.28	$115.02	$137.80
Number of units outstanding (000’s)	—	18	20	23	24	31	30	34	34	35
EQ/International Value Managed Volatility
Unit value	$127.65	$105.58	$122.36	$144.05	$131.92	$126.04	$125.28	$152.50	$125.63	$152.03
Number of units outstanding (000’s)	1,622	1,495	1,381	1,277	1,194	1,134	1,074	1,006	954	913
EQ/Invesco Comstock
Unit value	$102.76	$99.37	$116.10	$154.68	$166.21	$153.83	$178.14	$207.37	$179.21	$220.98
Number of units outstanding (000’s)	166	175	180	204	488	451	408	378	357	336
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$144.75	$174.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	212	199
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$109.28	$138.23
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	204	193
EQ/Janus Enterprise
Unit value	$169.33	$154.20	$165.45	$226.15	$221.53	$206.56	$194.97	$246.04	$238.38	$320.93
Number of units outstanding (000’s)	688	807	807	746	714	692	640	601	571	543
EQ/JPMorgan Value Opportunities
Unit value	$134.73	$125.98	$144.24	$193.23	$218.05	$210.22	$252.06	$292.76	$244.33	$307.42
Number of units outstanding (000’s)	306	282	258	243	232	235	239	284	307	310
EQ/Large Cap Core Managed Volatility
Unit value	$91.78	$86.71	$98.37	$127.68	$140.60	$139.24	$150.88	$181.54	$167.59	$214.89
Number of units outstanding (000’s)	129	116	100	93	169	152	137	130	122	111
EQ/Large Cap Growth Index
Unit value	$75.04	$75.78	$85.77	$112.12	$124.15	$128.44	$134.77	$171.83	$165.68	$221.22
Number of units outstanding (000’s)	1,314	1,246	1,199	1,132	1,094	1,064	1,032	1,018	963	921
EQ/Large Cap Growth Managed Volatility
Unit value	$157.73	$149.93	$168.24	$224.72	$246.29	$252.79	$263.16	$335.50	$321.14	$423.66
Number of units outstanding (000’s)	1,338	1,300	1,181	1,083	2,305	2,165	2,019	1,887	1,752	1,632

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Value Index
Unit value	$59.10	$58.12	$66.86	$86.79	$96.44	$90.93	$104.50	$116.51	$104.72	$129.80
Number of units outstanding (000’s)	207	448	436	419	425	411	414	398	385	385
EQ/Large Cap Value Managed Volatility
Unit Value	$100.08	$94.00	$107.44	$140.42	$155.49	$147.24	$167.53	$188.20	$167.24	$206.97
Number of units outstanding (000’s)	6,915	6,275	5,681	5,207	5,055	4,721	4,376	4,060	3,755	3,519
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$96.68	$113.29
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	811	803
EQ/Loomis Sayles Growth
Unit value	$125.01	$126.89	$140.93	$176.97	$188.25	$207.13	$218.28	$289.86	$277.43	$359.48
Number of units outstanding (000’s)	224	203	190	176	155	153	179	196	184	171
EQ/MFS International Growth
Unit value	$147.85	$130.24	$153.80	$172.45	$161.62	$159.77	$160.75	$209.45	$187.27	$235.10
Number of units outstanding (000’s)	314	328	343	348	335	328	320	330	329	329
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$185.23	$230.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	895	888
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$164.59	$221.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	398	396
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$309.93	$415.24
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	209	202
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$177.32	$218.15
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	226	214
EQ/Mid Cap Index
Unit value	$114.44	$110.20	$127.28	$166.49	$179.03	$171.58	$203.00	$231.30	$201.50	$249.25
Number of units outstanding (000’s)	2,138	2,037	1,961	1,903	1,858	1,835	1,842	1,831	1,774	1,738

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Mid Cap Value Managed Volatility
Unit value	$164.68	$147.16	$172.23	$226.13	$247.35	$235.40	$273.30	$302.87	$259.06	$323.55
Number of units outstanding (000’s)	2,473	2,260	2,072	1,919	1,780	1,667	1,555	1,449	1,341	1,261
EQ/Moderate Allocation
Unit value	$210.76	$203.45	$218.36	$243.67	$247.66	$242.16	$251.70	$275.74	$259.03	$295.23
Number of units outstanding (000’s)	1,284	1,177	1,074	983	921	863	801	747	691	648
EQ/Moderate Growth Strategy
Unit value	—	—	$103.87	$119.78	$124.09	$121.46	$128.29	$141.51	$132.43	$154.15
Number of units outstanding (000’s)	—	—	8	39	60	75	91	100	116	125
EQ/Moderate-Plus Allocation
Unit value	$132.32	$124.08	$136.52	$161.35	$165.19	$160.87	$170.26	$193.00	$177.39	$210.00
Number of units outstanding (000’s)	4,211	4,268	4,165	4,007	3,883	3,745	3,548	3,371	3,194	3,044
EQ/Money Market
Unit value	$142.80	$140.87	$138.97	$136.44	$134.60	$132.78	$130.99	$129.74	$129.61	$129.80
Number of units outstanding (000’s)	26	22	18	103	78	76	79	67	72	63
EQ/Oppenheimer Global
Unit value	$105.12	$94.78	$112.55	$140.28	$140.88	$143.41	$141.56	$189.41	$161.69	$209.11
Number of units outstanding (000’s)	240	346	360	390	410	453	432	445	449	447
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.73	$96.56	$93.01	$101.24	$102.79	$100.02	$106.74
Number of units outstanding (000’s)	—	—	—	8	33	60	77	98	99	100
EQ/PIMCO Ultra Short Bond
Unit value	$108.61	$106.95	$107.09	$105.75	$104.24	$102.56	$103.20	$103.74	$103.33	$104.54
Number of units outstanding (000’s)	776	662	608	559	513	466	426	401	387	364
EQ/Quality Bond PLUS
Unit value	$180.35	$180.55	$182.86	$176.30	$178.98	$176.98	$176.67	$176.73	$174.56	$181.92
Number of units outstanding (000’s)	642	567	508	455	413	375	345	323	304	285
EQ/Small Company Index
Unit value	$158.20	$149.85	$170.81	$231.64	$239.62	$225.61	$268.29	$301.79	$264.05	$326.19
Number of units outstanding (000’s)	897	854	804	769	737	719	695	670	642	628

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/T. Rowe Price Growth Stock
Unit value	$105.33	$101.90	$119.57	$162.71	$174.40	$189.65	$189.62	$249.52	$242.18	$313.24
Number of units outstanding (000’s)	853	915	1,029	1,030	1,023	1,089	1,067	1,095	1,111	1,093
EQ/Templeton Global Equity Managed Volatility
Unit value	$86.47	$78.23	$92.10	$115.35	$115.06	$110.52	$114.80	$137.37	$118.97	$141.96
Number of units outstanding (000’s)	249	247	240	238	234	223	206	194	181	175
EQ/UBS Growth and Income
Unit value	$113.88	$109.19	$121.59	$162.58	$183.58	$178.53	$194.02	$232.16	$198.31	$267.65
Number of units outstanding (000’s)	121	109	103	103	111	112	99	100	88	83
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$73.19	$72.94
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	204	217
Invesco V.I. High Yield Fund
Unit value	—	$94.99	$109.61	$115.46	$115.71	$110.32	$120.63	$126.30	$120.11	$134.10
Number of units outstanding (000’s)	—	18	52	64	73	79	78	86	81	85
Invesco V.I. Mid Cap Core Equity Fund
Unit value	—	$105.76	$115.42	$146.29	$150.34	$141.98	$158.52	$179.32	$156.38	$192.92
Number of units outstanding (000’s)	—	36	47	48	48	47	49	51	50	50
Invesco V.I. Small Cap Equity Fund
Unit value	—	$121.44	$136.18	$184.17	$185.49	$172.50	$190.35	$213.58	$178.52	$222.49
Number of units outstanding (000’s)	—	18	18	21	20	23	21	19	18	17
Ivy VIP High Income
Unit value	—	$110.31	$129.12	$140.77	$141.52	$130.54	$149.65	$157.51	$152.10	$166.86
Number of units outstanding (000’s)	—	156	349	427	469	445	427	435	411	399
Ivy VIP Small Cap Growth
Unit value	—	$79.10	$82.07	$116.08	$116.35	$116.95	$118.75	$144.25	$136.45	$166.08
Number of units outstanding (000’s)	—	19	31	42	41	87	70	68	85	84
MFS® Investors Trust Series
Unit value	—	$110.60	$129.66	$168.53	$184.08	$181.52	$193.99	$235.47	$219.04	$283.63
Number of units outstanding (000’s)	—	11	23	28	26	25	27	28	28	28

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$187.35	$195.65	$247.28	$245.35	$337.88
Number of units outstanding (000’s)	—	—	—	—	—	21	27	24	24	38
Multimanager Aggressive Equity
Unit value	$130.02	$120.51	$135.77	$183.75	$200.61	$205.80	$210.01	$270.07	$265.84	$349.71
Number of units outstanding (000’s)	811	729	649	585	528	486	441	403	367	336
Multimanager Core Bond
Unit value	$136.56	$142.56	$148.34	$142.91	$146.28	$144.50	$146.34	$148.71	$146.13	$154.81
Number of units outstanding (000’s)	480	487	527	481	427	390	355	334	301	286
Multimanager Mid Cap Growth
Unit value	$117.67	$106.94	$121.80	$168.45	$174.27	$169.32	$178.38	$222.92	$207.21	$271.82
Number of units outstanding (000’s)	481	437	394	379	349	332	303	285	268	250
Multimanager Mid Cap Value
Unit value	$152.52	$130.42	$147.73	$197.63	$205.39	$191.39	$224.86	$242.42	$208.67	$257.28
Number of units outstanding (000’s)	344	316	278	256	226	203	187	170	155	143
Multimanager Technology
Unit value	$117.21	$110.07	$123.17	$164.77	$184.59	$193.58	$208.08	$285.62	$288.23	$392.07
Number of units outstanding (000’s)	829	750	698	627	598	562	498	471	451	422
Target 2015 Allocation
Unit value	$101.92	$97.73	$106.89	$120.29	$122.19	$118.25	$123.24	$135.34	$127.77	$144.96
Number of units outstanding (000’s)	154	156	141	141	128	113	100	84	60	58
Target 2025 Allocation
Unit value	$99.61	$94.44	$105.15	$123.55	$126.81	$122.56	$129.89	$147.91	$136.95	$161.30
Number of units outstanding (000’s)	190	202	211	227	242	247	253	265	249	256
Target 2035 Allocation
Unit value	$98.29	$92.47	$104.11	$125.57	$129.45	$125.12	$133.35	$154.95	$141.90	$171.25
Number of units outstanding (000’s)	152	171	195	209	224	239	250	264	279	301
Target 2045 Allocation
Unit value	$96.22	$89.68	$102.13	$126.18	$130.43	$125.82	$134.93	$159.34	$144.64	$177.44
Number of units outstanding (000’s)	108	122	137	149	164	177	185	194	199	208

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.34% or 1.35% depending upon the investment option).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.46	$98.81	$118.74	$106.85	$133.66
Number of units outstanding (000’s)	—	—	—	—	—	1	8	13	23	36
VanEck VIP Global Hard Assets Fund
Unit value	—	$82.94	$84.37	$91.81	$73.06	$47.84	$67.69	$65.47	$46.23	$50.88
Number of units outstanding (000’s)	—	44	90	109	129	167	199	184	182	195

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.45%).

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$103.95	$104.93	$99.56	$106.56	$115.12	$108.77	$126.59
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT Equity Income
Unit value	$109.28	$107.27	$124.45	$161.60	$173.06	$167.65	$186.68	$213.12	$185.46	$227.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT GAMCO Mergers & Acquisitions
Unit value	$124.75	$124.60	$129.24	$141.35	$141.59	$143.19	$151.98	$159.04	$149.02	$159.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT GAMCO Small Company Value
Unit value	$182.80	$173.86	$201.92	$276.83	$281.18	$261.31	$317.46	$363.24	$302.16	$367.32
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
1290 VT High Yield Bond
Unit value	—	—	—	$101.21	$101.65	$97.08	$106.90	$112.18	$108.09	$120.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT Socially Responsible
Unit value	$99.18	$98.01	$112.76	$149.27	$167.13	$165.49	$179.33	$212.80	$200.53	$257.44
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
All Asset Growth-Alt 20
Unit value	$118.33	$112.54	$124.20	$139.69	$140.96	$133.41	$144.06	$164.54	$149.89	$175.92
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
American Funds Insurance Series®Bond FundSM
Unit value	—	—	—	$96.15	$99.63	$98.11	$99.40	$101.19	$98.83	$106.24
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Multi-Sector Bond
Unit value	$92.17	$95.68	$99.32	$96.89	$97.76	$95.73	$97.11	$97.84	$95.93	$101.07
Number of units outstanding (000’s)	1	1	1	1	1	1	1	—	—	—
CharterSM Small Cap Growth
Unit value	$128.13	$106.47	$116.86	$170.19	$163.35	$151.25	$163.00	$199.78	$186.96	$245.14
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Small Cap Value
Unit value	$134.66	$120.74	$138.95	$195.43	$182.76	$156.45	$193.10	$211.80	$181.61	$223.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.45%).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/400 Managed Volatility
Unit value	—	$82.02	$94.14	$122.17	$130.99	$125.08	$147.53	$167.54	$144.84	$178.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/500 Managed Volatility
Unit value	—	$88.56	$100.21	$129.31	$143.48	$141.91	$155.28	$184.79	$171.07	$218.99
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/2000 Managed Volatility
Unit value	—	$81.89	$93.17	$126.15	$129.36	$120.98	$143.71	$161.26	$139.97	$171.66
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.13	$118.06	$121.91	$119.41	$122.12	$135.88	$126.11	$143.91
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$150.43	$147.66	$168.20	$229.03	$233.78	$223.69	$248.18	$300.04	$272.38	$343.05
Number of units outstanding (000’s)	2	2	2	2	1	1	1	1	1	1
EQ/Aggressive Allocation
Unit value	$130.37	$118.84	$133.71	$166.61	$171.94	$166.47	$178.48	$209.49	$188.44	$231.18
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/Balanced Strategy
Unit value	—	—	$103.18	$115.58	$118.91	$116.43	$121.61	$131.66	$124.32	$141.73
Number of units outstanding (000’s)	—	—	—	1	1	1	1	1	1	—
EQ/BlackRock Basic Value Equity
Unit value	$162.76	$155.42	$174.05	$236.25	$255.41	$236.23	$274.64	$292.62	$265.24	$322.66
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/Capital Guardian Research
Unit value	$114.98	$117.85	$136.36	$177.07	$192.85	$193.68	$206.96	$255.85	$239.92	$314.19
Number of units outstanding (000’s)	2	2	1	1	1	1	1	1	1	1
EQ/ClearBridge Large Cap Growth
Unit value	$109.06	$101.17	$120.07	$164.57	$168.35	$168.01	$167.04	$206.76	$203.03	$264.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$88.99	$83.80	$94.31	$120.15	$129.89	$124.96	$139.36	$156.85	$139.00	$182.92
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.45%).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Common Stock Index
Unit value	$96.59	$95.93	$109.28	$142.67	$157.55	$155.18	$170.82	$202.81	$188.26	$241.62
Number of units outstanding (000’s)	22	20	18	16	16	14	13	12	11	9
EQ/Conservative Allocation
Unit value	$118.15	$118.65	$122.28	$125.74	$127.15	$125.00	$126.80	$131.15	$127.22	$136.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative Growth Strategy
Unit value	—	—	$102.56	$111.70	$114.28	$112.10	$115.97	$123.41	$117.66	$131.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative Strategy
Unit value	—	—	$101.25	$104.15	$105.31	$103.61	$105.00	$107.90	$104.84	$112.56
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative-Plus Allocation
Unit value	$120.64	$118.05	$124.91	$135.70	$137.96	$135.07	$139.42	$149.53	$141.98	$158.78
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Core Bond Index
Unit value	$111.02	$114.67	$116.57	$113.05	$114.11	$112.94	$112.84	$112.84	$111.47	$116.73
Number of units outstanding (000’s)	—	1	—	—	—	—	—	—	—	—
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.36	$90.05	$72.64	$78.54	$103.73	$86.63	$100.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Equity 500 Index
Unit value	$106.14	$106.45	$120.89	$156.67	$174.44	$173.28	$189.97	$226.62	$212.30	$273.41
Number of units outstanding (000’s)	8	7	7	6	6	6	5	5	5	4
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$165.48	$213.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Franklin Balanced Managed Volatility
Unit value	$99.43	$98.07	$107.49	$121.38	$127.03	$121.39	$132.13	$143.26	$135.10	$155.19
Number of units outstanding (000’s)	—	—	—	—	1	—	—	1	1	—
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$98.93	$88.16	$101.50	$136.72	$137.60	$126.74	$155.96	$171.74	$147.52	$182.44
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.45%).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$81.46	$76.72	$86.73	$105.38	$109.54	$104.92	$113.23	$128.28	$115.46	$139.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Global Bond PLUS
Unit value	$118.22	$121.64	$124.33	$119.45	$118.76	$112.59	$111.71	$115.22	$111.69	$116.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Global Equity Managed Volatility
Unit value	$254.37	$219.81	$253.40	$300.57	$301.21	$291.72	$300.37	$373.24	$323.07	$398.85
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	—
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$139.76	$180.14
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Intermediate Government Bond
Unit value	$139.56	$145.18	$144.47	$140.04	$140.12	$138.68	$137.29	$135.77	$134.90	$138.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Core Managed Volatility
Unit value	$147.29	$120.58	$138.21	$160.07	$147.91	$139.43	$137.71	$171.43	$143.78	$173.50
Number of units outstanding (000’s)	—	1	—	—	—	—	—	—	—	—
EQ/International Equity Index
Unit value	$98.22	$85.20	$97.62	$116.86	$107.22	$103.41	$104.15	$126.48	$105.73	$127.27
Number of units outstanding (000’s)	3	3	3	3	3	2	2	2	2	2
EQ/International Managed Volatility
Unit value	—	$78.70	$90.42	$107.93	$99.51	$95.70	$94.21	$115.36	$97.26	$116.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$138.00	$114.01	$131.98	$155.21	$141.98	$135.50	$134.53	$163.58	$134.61	$162.71
Number of units outstanding (000’s)	1	1	1	1	1	1	—	—	—	—
EQ/Invesco Comstock
Unit value	$102.11	$98.64	$115.11	$153.19	$164.43	$152.01	$175.84	$204.45	$176.50	$217.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$125.19	$151.15
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.45%).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$108.36	$136.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Janus Enterprise
Unit value	$168.26	$153.06	$164.04	$223.97	$219.15	$204.11	$192.44	$242.58	$234.77	$315.72
Number of units outstanding (000’s)	1	1	—	—	—	—	—	—	—	—
EQ/JPMorgan Value Opportunities
Unit value	$104.20	$97.32	$111.30	$148.94	$167.88	$161.67	$193.64	$224.65	$187.28	$235.37
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	—	—
EQ/Large Cap Core Managed Volatility
Unit value	$90.62	$85.52	$96.91	$125.65	$138.21	$136.72	$147.98	$177.86	$164.01	$210.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Large Cap Growth Index
Unit value	$74.09	$74.74	$84.50	$110.33	$122.04	$126.12	$132.18	$168.34	$162.14	$216.25
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/Large Cap Growth Managed Volatility
Unit value	$99.94	$94.89	$106.36	$141.91	$155.36	$159.28	$165.63	$210.93	$201.67	$265.75
Number of units outstanding (000’s)	6	5	5	5	5	5	4	4	4	3
EQ/Large Cap Value Index
Unit value	$58.76	$57.72	$66.32	$86.00	$95.45	$89.90	$103.20	$114.93	$103.18	$127.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Large Cap Value Managed Volatility
Unit Value	$105.70	$99.17	$113.23	$147.82	$163.49	$154.65	$175.77	$197.23	$175.06	$216.42
Number of units outstanding (000’s)	6	6	6	5	5	5	5	4	4	4
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$85.91	$100.55
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Loomis Sayles Growth
Unit value	$124.15	$125.87	$139.64	$175.15	$186.11	$204.55	$215.32	$285.62	$273.06	$353.42
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/MFS International Growth
Unit value	$146.92	$129.28	$152.49	$170.79	$159.89	$157.88	$158.67	$206.51	$184.43	$231.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.45%).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$155.64	$193.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$163.19	$219.24
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$239.62	$320.68
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$143.43	$176.25
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Mid Cap Index
Unit value	$113.13	$108.81	$125.54	$164.03	$176.19	$168.67	$199.33	$226.86	$197.41	$243.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Mid Cap Value Managed Volatility
Unit value	$128.33	$114.55	$133.91	$175.62	$191.89	$182.41	$211.55	$234.18	$200.08	$249.60
Number of units outstanding (000’s)	2	1	1	1	1	1	1	1	1	1
EQ/Moderate Allocation
Unit value	$135.24	$130.42	$139.83	$155.88	$158.27	$154.60	$160.53	$175.68	$164.87	$187.72
Number of units outstanding (000’s)	4	4	4	4	4	3	3	3	3	3
EQ/Moderate Growth Strategy
Unit value	—	—	$103.79	$119.56	$123.73	$120.97	$127.63	$140.62	$131.46	$152.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Moderate-Plus Allocation
Unit value	$131.26	$122.94	$135.12	$159.51	$163.12	$158.68	$167.76	$189.96	$174.39	$206.22
Number of units outstanding (000’s)	2	1	1	1	1	1	1	1	1	1
EQ/Money Market
Unit value	$118.78	$117.06	$115.36	$113.69	$112.04	$110.42	$108.82	$107.68	$107.46	$107.51
Number of units outstanding (000’s)	1	—	—	—	—	—	—	—	—	—
EQ/Oppenheimer Global
Unit value	$104.61	$94.21	$111.76	$139.14	$139.58	$141.93	$139.93	$187.03	$159.48	$206.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.45%).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.66	$96.38	$92.74	$100.83	$102.26	$99.39	$105.95
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/PIMCO Ultra Short Bond
Unit value	$107.93	$106.16	$106.18	$104.73	$103.12	$101.34	$101.86	$102.29	$101.76	$102.85
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Quality Bond PLUS
Unit value	$141.77	$141.77	$143.42	$138.12	$140.06	$138.34	$137.94	$137.84	$135.99	$141.57
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Small Company Index
Unit value	$156.61	$148.17	$168.71	$228.54	$236.15	$222.09	$263.81	$296.42	$259.06	$319.67
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/T. Rowe Price Growth Stock
Unit value	$104.60	$101.09	$118.48	$161.04	$172.42	$187.29	$187.05	$245.86	$238.36	$307.96
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Templeton Global Equity Managed Volatility
Unit value	$86.06	$77.77	$91.46	$114.42	$114.00	$109.38	$113.48	$135.65	$117.35	$139.87
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/UBS Growth and Income
Unit value	$113.09	$108.31	$120.48	$160.92	$181.49	$176.31	$191.39	$228.76	$195.18	$263.14
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$54.70	$54.45
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. High Yield Fund
Unit value	—	$94.92	$109.41	$115.12	$115.24	$109.75	$119.87	$125.37	$119.09	$132.81
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Unit value	—	$85.14	$92.81	$117.51	$120.63	$113.79	$126.91	$143.40	$124.92	$153.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Unit value	—	$88.33	$98.93	$133.65	$134.46	$124.90	$137.67	$154.30	$128.83	$160.38
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.45%).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Ivy VIP High Income
Unit value	—	$98.24	$114.86	$125.08	$125.61	$115.74	$132.53	$139.34	$134.40	$147.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Ivy VIP Small Cap Growth
Unit value	—	$79.04	$81.92	$115.74	$115.88	$116.35	$118.01	$143.18	$135.29	$164.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series
Unit value	—	$90.30	$105.74	$137.28	$149.78	$147.54	$157.50	$190.97	$177.44	$229.51
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$146.25	$152.55	$192.60	$190.88	$262.58
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Aggressive Equity
Unit value	$71.74	$66.42	$74.76	$101.08	$110.24	$112.97	$115.17	$147.96	$145.49	$191.20
Number of units outstanding (000’s)	5	5	4	4	3	3	3	3	3	3
Multimanager Core Bond
Unit value	$135.19	$140.97	$146.53	$141.01	$144.17	$142.26	$143.91	$146.08	$143.38	$151.73
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Growth
Unit value	$116.49	$105.75	$120.32	$166.20	$171.76	$166.69	$175.41	$218.97	$203.32	$266.41
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value
Unit value	$150.99	$128.97	$145.92	$194.99	$202.43	$188.42	$221.12	$238.13	$204.74	$252.16
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Technology
Unit value	$116.04	$108.85	$121.67	$162.58	$181.93	$190.58	$204.62	$280.56	$282.81	$384.26
Number of units outstanding (000’s)	1	1	1	1	1	—	—	—	—	—
Target 2015 Allocation
Unit value	$101.43	$97.15	$106.14	$119.31	$121.06	$117.03	$121.83	$133.64	$126.02	$142.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Target 2025 Allocation
Unit value	$99.13	$93.88	$104.41	$122.55	$125.64	$121.29	$128.41	$146.06	$135.08	$158.92
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019 (Daily asset charge of 1.45%).  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2035 Allocation
Unit value	$97.82	$91.92	$103.37	$124.55	$128.25	$123.82	$131.83	$153.00	$139.96	$168.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Target 2045 Allocation
Unit value	$95.76	$89.15	$101.41	$125.15	$129.23	$124.52	$133.38	$157.34	$142.67	$174.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.39	$98.63	$118.39	$106.42	$132.97
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Hard Assets Fund
Unit value	—	$82.88	$84.22	$91.54	$72.76	$47.59	$67.27	$64.99	$45.84	$50.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

Appendix II: Market value adjustment example

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2020 to a fixed maturity option with a maturity date of June 15, 2028 (eight* years later) at a hypothetical rate to maturity of 4.00% (h), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2024.(a)

	Hypothetical assumed rate to maturity(j) on June 15, 2024
	2%	6%
As of June 15, 2024 before withdrawal
(1) market adjusted amount(b)	$126,455	$108,409
(2) fixed maturity amount(c)	$116,998	$116,998
(3) market value adjustment: (1) – (2)	$9,457	$(8,589)
On June 15, 2024 after $50,000 withdrawal
(4) portion of market value adjustment associated with the withdrawal: (3) x [$50,000/(1)]	$3,739	$(3,961)
(5) portion of fixed maturity associated with the withdrawal: $50,000 – (4)	$46,261	$53,961
(6) market adjusted amount (1) - $50,000	$76,455	$58,409
(7) fixed maturity amount: (2) – (5)	$70,738	$63,037
(8) maturity value(d)	$82,762	$73,752

You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

*	In Oregon, seven is the maximum maturity year.

(a)	Number of days from the withdrawal date to the maturity date = D = 1,461

(b)	Market adjusted amount is based on the following calculation:

Maturity value	=	$136,886	where j is either 2% or 6%
(1+j)(D/365)		(1+j)(1,461/365)

(c)	Fixed maturity amount is based on the following calculation:

Maturity value	=	$136,886
(1+h)(D/365)		(1+0.04)(1,461/365)

(d)	Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)(D/365) = ($70,738 or $63,037) x (1+0.04)(1,461/365)

II-1

Appendix III: State contract availability and/or variations of certain features and benefits

Certain information is provided for historical purposes only. The contracts are no longer available to new purchasers. In addition, except as described below, we have exercised our right to either (i) limit or (ii) discontinue contributions to the contracts, including contributions made through our automatic investment program or a payroll deduction program.

We currently continue to accept contributions in the following:

•	All series 300 contracts issued in Florida.

•	Series 400 traditional IRA, Roth IRA and QP IRA contracts issued in Florida.

•	All series 400 contracts issued in Maryland.

States where certain EQUI-VEST® features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
California	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of California and you are age 60 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the EQ/Money Market option (and/or the guaranteed interest option), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to variable investment options other than the EQ/Money Market option and/or the fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
Florida	See “How you can contribute to your contract” in “Contract features and benefits”	For all series 300 contracts, the $6,000 contribution limitation per calendar year does not apply. For all series 400 and series 500 contracts, acceptance of contributions has been discontinued.
Maryland	See “How you can contribute to your contract” in “Contract features and benefits”

For series 400 traditional IRA, Roth IRA and QP IRA contracts, the $6,000 contribution limitation per calendar year does not apply. For series 400 NQ contracts, acceptance of additional contributions has not been discontinued.

For series 500 contracts, the limitation on contributions does not apply.

New York	See “Selecting an annuity payout option” in “Your annuity payout option” under “Accessing your money”	In the second to last paragraph in this section, the second line in the paragraph “(1) the amount applied to purchase the annuity;” is deleted in its entirety and replaced with the following:

(1)  The amount applied to provide the annuity will be: (a) the account value for any life annuity form or (b) the cash value for any period certain annuity form except that, if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

III-1

State	Features and benefits	Availability or variation
Puerto Rico	See “Taxation of nonqualified annuities” under “ Tax information”	There are special rules for nonqualified contracts issued in Puerto Rico.

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit. We require owners or beneficiaries of annuity contracts in Puerto Rico that are not individuals to document their status to avoid 30% FATCA withholding from U.S. – source income.
Washington	See “Fixed maturity options” in “What are your investment options under the contract?” under “Contract features and benefits”	The fixed maturity options are not available for contracts issued after August 13, 2001.

III-2

Statement of additional information

Page

The Company	2

Calculation of Annuity Payments	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Calculating Unit Values	3

Financial Statements	3

How to obtain an EQUI-VEST® (Series 100–500) Statement of Additional Information for

Separate Account A

Call 1 (800) 628-6673 or send this request form to:

EQUI-VEST®

Processing Office

Equitable

P.O. Box 4956

Syracuse, NY 13221-4956

Please send me an EQUI-VEST® (Series 100–500) Statement of Additional Information dated May 1, 2020. (Combination variable and fixed deferred annuity)

Name

Address
City	State	Zip

#814037

EQUI-VEST® (Series 100-500)

A combination variable and fixed deferred annuity contract

Statement of Additional Information dated

May 1, 2020

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST® (Series 100-500) dated May 1, 2020. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of the Company’s Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.

The Company	2

Calculation of annuity payments	2

Custodian	2

Independent registered public accounting firm	2

Distribution of the contracts	2

Calculating unit values	3

Financial statements	3

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#814037
EV Series 100–500

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Calculation of annuity payments

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST® may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

•	.00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

•	.00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST® contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST® contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).

Custodian

The Company is the custodian for the shares of the Trusts owned by the variable annuity options.

Independent registered public accounting firm

The (i) financial statements of Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the contracts

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Advisors a fee of $0, $0 and $0 for each of the years 2019, 2018 and 2017. The Company paid Equitable Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several the Company separate accounts, including Separate Account A,

2

$550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, for each of these three years, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Under a Distribution Agreement between Equitable Distributors the Company and certain of the Company’s separate accounts, including Separate Account A, the Company paid Equitable Distributors, LLC distribution fees of $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017, as distributor of certain contracts, including these contracts, and as the principal underwriter of several the Company separate accounts, including Separate Account A. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Calculating unit values

Unit values are determined at the end of each “valuation period” for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST® may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the “net investment factor” for the variable investment option for that valuation period. The net investment factor is:

(	a b	)	–	c

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)

is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. For series 100, these charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options and 1.34% for all other variable investment options.

Financial statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(2)

1290 VT DOUBLELINE DYNAMIC ALLOCATION(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)

1290 VT EQUITY INCOME(1)

1290 VT GAMCO MERGERS & ACQUISITIONS(1)

1290 VT GAMCO SMALL COMPANY VALUE(1)

1290 VT HIGH YIELD BOND(1)

1290 VT LOW VOLATILITY GLOBAL EQUITY(2)

1290 VT MICRO CAP(2)

1290 VT SMALL CAP VALUE(1)

1290 VT SMARTBETA EQUITY(1)

1290 VT SOCIALLY RESPONSIBLE(1)

ALL ASSET GROWTH-ALT 20(1)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM(1)

CHARTERSM MODERATE(1)

CHARTERSM MULTI-SECTOR BOND(1)

CHARTERSM SMALL CAP GROWTH(1)

CHARTERSM SMALL CAP VALUE(1)

EQ/400 MANAGED VOLATILITY(1)

EQ/500 MANAGED VOLATILITY(1)

EQ/2000 MANAGED VOLATILITY(1)

EQ/AB DYNAMIC MODERATE GROWTH(1)

EQ/AB SMALL CAP GROWTH(1)

EQ/AGGRESSIVE ALLOCATION(1)

EQ/AMERICAN CENTURY MID CAP VALUE(2)

EQ/BALANCED STRATEGY(1)

EQ/BLACKROCK BASIC VALUE EQUITY(1)

EQ/CAPITAL GUARDIAN RESEARCH(1)

EQ/CLEARBRIDGE LARGE CAP GROWTH(1)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)

EQ/COMMON STOCK INDEX(1)

EQ/CONSERVATIVE ALLOCATION(1)

EQ/CONSERVATIVE GROWTH STRATEGY(1)

EQ/CONSERVATIVE STRATEGY(1)

EQ/CONSERVATIVE-PLUS ALLOCATION(1)

EQ/CORE BOND INDEX(1)

EQ/EMERGING MARKETS EQUITY PLUS(1)

EQ/EQUITY 500 INDEX(1)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(2)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)

EQ/FRANKLIN RISING DIVIDENDS(2)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)

EQ/GLOBAL BOND PLUS(1)

EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/GOLDMAN SACHS MID CAP VALUE(2)

EQ/GROWTH STRATEGY(1)

EQ/INTERMEDIATE GOVERNMENT BOND(1)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)

EQ/INTERNATIONAL EQUITY INDEX(1)

EQ/INTERNATIONAL MANAGED VOLATILITY(1)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)

EQ/INVESCO COMSTOCK(1)

EQ/INVESCO GLOBAL REAL ESTATE(2)

EQ/INVESCO INTERNATIONAL GROWTH(2)

EQ/JANUS ENTERPRISE(1)

EQ/JPMORGAN VALUE OPPORTUNITIES(1)

EQ/LARGE CAP CORE MANAGED VOLATILITY(1)

EQ/LARGE CAP GROWTH INDEX(1)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)

EQ/LARGE CAP VALUE INDEX(1)

EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)

EQ/LAZARD EMERGING MARKETS EQUITY(2)

EQ/LOOMIS SAYLES GROWTH(1)

EQ/MFS INTERNATIONAL GROWTH(1)

EQ/MFS INTERNATIONAL VALUE(2)

EQ/MFS MID CAP FOCUSED GROWTH(2)

EQ/MFS TECHNOLOGY(2)

EQ/MFS UTILITIES SERIES(2)

EQ/MID CAP INDEX(1)

EQ/MID CAP VALUE MANAGED VOLATILITY(1)

EQ/MODERATE ALLOCATION(1)

EQ/MODERATE GROWTH STRATEGY(1)

EQ/MODERATE-PLUS ALLOCATION(1)

EQ/MONEY MARKET(1)

EQ/OPPENHEIMER GLOBAL(1)

EQ/PIMCO GLOBAL REAL RETURN(1)

EQ/PIMCO ULTRA SHORT BOND(1)

EQ/QUALITY BOND PLUS(1)

EQ/SMALL COMPANY INDEX(1)

EQ/T. ROWE PRICE GROWTH STOCK(1)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)

EQ/UBS GROWTH & INCOME(1)

EQ/WELLINGTON ENERGY(2)

FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)

FIDELITY® VIP MID CAP PORTFOLIO(1)

INVESCO OPPENHEIMER V.I. MAIN STREET FUND(1)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)

INVESCO V.I. HIGH YIELD FUND(1)

INVESCO V.I. MID CAP CORE EQUITY FUND(1)

INVESCO V.I. SMALL CAP EQUITY FUND(1)

FSA-2

IVY VIP HIGH INCOME(1)

IVY VIP SMALL CAP GROWTH(1)

MFS® INVESTORS TRUST SERIES(1)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)

MULTIMANAGER AGGRESSIVE EQUITY(1)

MULTIMANAGER CORE BOND(1)

MULTIMANAGER MID CAP GROWTH(1)

MULTIMANAGER MID CAP VALUE(1)

MULTIMANAGER TECHNOLOGY(1)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)

TARGET 2015 ALLOCATION(1)

TARGET 2025 ALLOCATION(1)

TARGET 2035 ALLOCATION(1)

TARGET 2045 ALLOCATION(1)

TARGET 2055 ALLOCATION(1)

TEMPLETON GLOBAL BOND VIP FUND(1)

VANECK VIP GLOBAL HARD ASSETS FUND(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2)	Statement of operations for the year ended December 31, 2019, and statement of changes in net assets for the year ended December 31, 2019 and the period October 22, 2018 (commencement of operations) through December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account A of AXA Equitable Life Insurance Company since 1993.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$222,264	$13,639,009	$13,479,793	$112,175,487	$15,865,770	$1,132,746,409
Receivable for shares of the Portfolios sold	—	—	—	97,588	—	—
Receivable for policy-related transactions	200	37,533	14,861	—	2,024	336,711

Total assets	222,464	13,676,542	13,494,654	112,273,075	15,867,794	1,133,083,120

Liabilities:
Payable for shares of the Portfolios purchased	192	37,533	14,784	—	2,023	336,711
Payable for policy-related transactions	—	—	—	97,588	—	—

Total liabilities	192	37,533	14,784	97,588	2,023	336,711

Net Assets	$222,272	$13,639,009	$13,479,870	$112,175,487	$15,865,771	$1,132,746,409

Net Assets:
Accumulation unit values	$222,272	$13,636,588	$13,479,870	$112,168,294	$15,853,829	$1,132,718,768
Retained by AXA Equitable in Separate Account A	—	2,421	—	7,193	11,942	27,641

Total Net Assets	$222,272	$13,639,009	$13,479,870	$112,175,487	$15,865,771	$1,132,746,409

Investments in shares of the Portfolios, at cost	$214,682	$13,169,606	$13,372,676	$128,980,626	$16,804,641	$1,078,054,401

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Assets:
Investments in shares of the Portfolios, at fair value	$21,365,452	$76,812	$356,150	$5,908,351	$5,482,286	$66,696,218
Receivable for shares of the Portfolios sold	—	3	12	—	—	—
Receivable for policy-related transactions	4,926	—	—	21,995	25,492	104,791

Total assets	21,370,378	76,815	356,162	5,930,346	5,507,778	66,801,009

Liabilities:
Payable for shares of the Portfolios purchased	4,926	—	—	21,995	25,475	104,789
Payable for policy-related transactions	—	1	—	—	—	—

Total liabilities	4,926	1	—	21,995	25,475	104,789

Net Assets	$21,365,452	$76,814	$356,162	$5,908,351	$5,482,303	$66,696,220

Net Assets:
Accumulation unit values	$21,365,185	$76,814	$356,162	$5,899,234	$5,482,303	$66,663,256
Retained by AXA Equitable in Separate Account A	267	—	—	9,117	—	32,964

Total Net Assets	$21,365,452	$76,814	$356,162	$5,908,351	$5,482,303	$66,696,220

Investments in shares of the Portfolios, at cost	$21,551,521	$76,171	$342,933	$5,898,084	$5,027,755	$56,720,374

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CHARTERSM MODERATE*	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$88,902,283	$59,762,395	$484,528	$78,276,446	$55,037,801	$110,582,500
Receivable for shares of the Portfolios sold	252,458	—	—	—	—	19,067
Receivable for policy-related transactions	—	42,703	1,081	6,934	17,846	—

Total assets	89,154,741	59,805,098	485,609	78,283,380	55,055,647	110,601,567

Liabilities:
Payable for shares of the Portfolios purchased	—	42,640	1,066	6,934	17,846	—
Payable for policy-related transactions	252,459	—	—	—	—	19,063

Total liabilities	252,459	42,640	1,066	6,934	17,846	19,063

Net Assets	$88,902,282	$59,762,458	$484,543	$78,276,446	$55,037,801	$110,582,504

Net Assets:
Accumulation unit values	$88,902,100	$59,762,458	$484,543	$77,991,568	$54,750,924	$110,347,327
Contracts in payout (annuitization) period	—	—	—	226,999	—	—
Retained by AXA Equitable in Separate Account A	182	—	—	57,879	286,877	235,177

Total Net Assets	$88,902,282	$59,762,458	$484,543	$78,276,446	$55,037,801	$110,582,504

Investments in shares of the Portfolios, at cost	$83,911,606	$58,547,427	$473,484	$82,042,708	$51,654,630	$87,434,322

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983
Receivable for shares of the Portfolios sold	7,119	—	—	—	—
Receivable for policy-related transactions	—	26,537	8,839	5,695	104,725

Total assets	20,450,798	36,055,966	9,650,732	19,015,862	423,085,708

Liabilities:
Payable for shares of the Portfolios purchased	—	26,537	8,839	5,695	104,725
Payable for policy related transactions	7,119	—	—	—	—

Total liabilities	7,119	26,537	8,839	5,695	104,725

Net Assets	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983

Net Assets:
Accumulation unit values	$20,441,737	$36,023,247	$9,641,200	$19,009,898	$420,542,743
Contracts in payout (annuitization) period	—	—	—	—	2,281,923
Retained by AXA Equitable in Separate Account A	1,942	6,182	693	269	156,317

Total Net Assets	$20,443,679	$36,029,429	$9,641,893	$19,010,167	$422,980,983

Investments in shares of the Portfolios, at cost	$20,308,847	$30,528,452	$9,512,805	$17,645,364	$420,186,148

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$792,955,034	$120,131,746	$133,520,882	$831,523,809	$246,665,579	$162,231,315
Receivable for shares of the Portfolios sold	18,793	—	—	—	—	5,056
Receivable for policy-related transactions	—	106,372	13,887	83,216	14,443	—

Total assets	792,973,827	120,238,118	133,534,769	831,607,025	246,680,022	162,236,371

Liabilities:
Payable for shares of the Portfolios purchased	—	106,372	13,887	83,209	14,438	—
Payable for policy-related transactions	18,792	—	—	—	—	5,056

Total liabilities	18,792	106,372	13,887	83,209	14,438	5,056

Net Assets	$792,955,035	$120,131,746	$133,520,882	$831,523,816	$246,665,584	$162,231,315

Net Assets:
Accumulation unit values	$792,936,405	$120,131,734	$133,517,591	$831,501,347	$246,604,046	$162,168,783
Retained by AXA Equitable in Separate Account A	18,630	12	3,291	22,469	61,538	62,532

Total Net Assets	$792,955,035	$120,131,746	$133,520,882	$831,523,816	$246,665,584	$162,231,315

Investments in shares of the Portfolios, at cost	$774,148,190	$107,426,494	$119,508,734	$762,634,478	$195,216,625	$140,131,434

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$28,399,524	$2,476,776,262	$102,820,860	$35,471,180	$10,581,235	$221,123,391
Receivable for shares of the Portfolios sold	—	1,210,875	—	—	—	149,296
Receivable for policy-related transactions	7,729	—	6,727	3,143	2,592	—

Total assets	28,407,253	2,477,987,137	102,827,587	35,474,323	10,583,827	221,272,687

Liabilities:
Payable for shares of the Portfolios purchased	7,729	—	7,576	3,143	2,575	—
Payable for policy-related transactions	—	1,209,263	—	—	—	149,296

Total liabilities	7,729	1,209,263	7,576	3,143	2,575	149,296

Net Assets	$28,399,524	$2,476,777,874	$102,820,011	$35,471,180	$10,581,252	$221,123,391

Net Assets:
Accumulation unit values	$28,392,980	$2,464,838,750	$102,816,039	$35,470,215	$10,581,252	$221,097,445
Contracts in payout (annuitization) period	—	11,530,717	—	—	—	—
Retained by AXA Equitable in Separate Account A	6,544	408,407	3,972	965	—	25,946

Total Net Assets	$28,399,524	$2,476,777,874	$102,820,011	$35,471,180	$10,581,252	$221,123,391

Investments in shares of the Portfolios, at cost	$30,271,664	$1,563,087,058	$103,453,324	$33,287,511	$10,283,911	$223,066,375

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,329
Receivable for shares of the Portfolios sold	—	—	—	9,283	—	—
Receivable for policy-related transactions	3,631	9,327	1,086,018	—	10,678	1,713

Total assets	122,896,508	17,896,164	2,098,288,809	503,317,821	90,217,946	10,964,042

Liabilities:
Payable for shares of the Portfolios purchased	3,631	9,327	1,086,018	—	10,678	1,635
Payable for policy related transactions	—	—	—	9,283	—	—

Total liabilities	3,631	9,327	1,086,018	9,283	10,678	1,635

Net Assets	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,407

Net Assets:
Accumulation unit values	$122,882,227	$17,886,766	$2,093,064,090	$503,296,363	$90,193,799	$10,962,407
Contracts in payout (annunitization) period	—	—	4,007,981	—	—	—
Retained by AXA Equitable in Separate Account A	10,650	71	130,720	12,175	13,469	—

Total Net Assets	$122,892,877	$17,886,837	$2,097,202,791	$503,308,538	$90,207,268	$10,962,407

Investments in shares of the Portfolios, at cost	$121,546,811	$17,169,827	$1,514,155,558	$438,981,839	$85,590,473	$9,855,049

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,526
Receivable for shares of the Portfolios sold	—	—	—	76,097	3,642	44
Receivable for policy-related transactions	4,288	44,504	6,360	—	—	—

Total assets	20,383,106	75,384,120	48,570,275	387,085,120	64,510,864	1,418,570

Liabilities:
Payable for shares of the Portfolios purchased	4,288	44,504	6,360	—	—	—
Payable for policy-related transactions	—	—	—	76,097	3,642	10

Total liabilities	4,288	44,504	6,360	76,097	3,642	10

Net Assets	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,560

Net Assets:
Accumulation unit values	$20,378,760	$75,309,857	$48,551,527	$386,965,765	$64,506,493	$1,418,560
Retained by AXA Equitable in Separate Account A	58	29,759	12,388	43,258	729	—

Total Net Assets	$20,378,818	$75,339,616	$48,563,915	$387,009,023	$64,507,222	$1,418,560

Investments in shares of the Portfolios, at cost	$20,582,245	$80,359,739	$47,861,006	$318,717,118	$56,339,223	$975,443

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQINTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$49,878,738	$169,557,204	$378,992,605	$14,287,215	$176,878,495	$126,414,465
Receivable for shares of the Portfolios sold	28,885	28,287	37,448	—	8,088	45,130
Receivable for policy-related transactions	—	—	—	7,906	—	—

Total assets	49,907,623	169,585,491	379,030,053	14,295,121	176,886,583	126,459,595

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	7,907	—	—
Payable for policy-related transactions	28,855	28,287	37,448	—	8,088	45,130

Total liabilities	28,855	28,287	37,448	7,907	8,088	45,130

Net Assets	$49,878,768	$169,557,204	$378,992,605	$14,287,214	$176,878,495	$126,414,465

Net Assets:
Accumulation unit values	$49,586,739	$169,538,717	$377,614,353	$14,285,021	$176,861,891	$126,390,600
Contracts in payout (annuitization) period	181,509	—	1,222,831	—	—	—
Retained by AXA Equitable in Separate Account A	110,520	18,487	155,421	2,193	16,604	23,865

Total Net Assets	$49,878,768	$169,557,204	$378,992,605	$14,287,214	$176,878,495	$126,414,465

Investments in shares of the Portfolios, at cost	$49,138,428	$149,156,558	$358,035,389	$13,317,397	$157,258,029	$109,340,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$102,225,756	$96,710,565	$405,013,516	$202,872,913	$35,768,100	$381,210,376
Receivable for shares of the Portfolios sold	—	—	—	—	11,736	—
Receivable for policy-related transactions	16,484	21,275	93,676	171,837	—	152,082

Total assets	102,242,240	96,731,840	405,107,192	203,044,750	35,779,836	381,362,458

Liabilities:
Payable for shares of the Portfolios purchased	16,483	21,275	93,580	171,837	—	152,082
Payable for policy-related transactions	—	—	—	—	11,736	—

Total liabilities	16,483	21,275	93,580	171,837	11,736	152,082

Net Assets	$102,225,757	$96,710,565	$405,013,612	$202,872,913	$35,768,100	$381,210,376

Net Assets:
Accumulation unit values	$102,224,067	$96,708,537	$405,013,612	$202,819,220	$35,755,116	$381,171,087
Retained by AXA Equitable in Separate Account A	1,690	2,028	—	53,693	12,984	39,289

Total Net Assets	$102,225,757	$96,710,565	$405,013,612	$202,872,913	$35,768,100	$381,210,376

Investments in shares of the Portfolios, at cost	$95,148,896	$83,913,349	$343,075,661	$198,536,779	$30,919,687	$318,526,724

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$826,385,903	$114,170,855	$845,247,055	$256,993,827	$105,146,439	$203,170,459
Receivable for shares of the Portfolios sold	111,253	—	55,137	—	6,617	—
Receivable for policy-related transactions	—	37,289	—	87,633	—	73,951

Total assets	826,497,156	114,208,144	845,302,192	257,081,460	105,153,056	203,244,410

Liabilities:
Payable for shares of the Portfolios purchased	—	37,289	—	87,632	—	73,951
Payable for policy-related transactions	111,254	—	55,132	—	6,616	—

Total liabilities	111,254	37,289	55,132	87,632	6,616	73,951

Net Assets	$826,385,902	$114,170,855	$845,247,060	$256,993,828	$105,146,440	$203,170,459

Net Assets:
Accumulation unit values	$826,310,951	$114,168,367	$841,954,754	$256,973,679	$105,138,637	$203,156,583
Contracts in payout (annuitization) period	—	—	2,797,182	—	—	—
Retained by AXA Equitable in Separate Account A	74,951	2,488	495,124	20,149	7,803	13,876

Total Net Assets	$826,385,902	$114,170,855	$845,247,060	$256,993,828	$105,146,440	$203,170,459

Investments in shares of the Portfolios, at cost	$590,731,544	$108,548,745	$638,168,167	$230,738,608	$90,832,246	$184,122,670

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*

Assets:
Investments in shares of the Portfolios, at fair value	$609,028,254	$216,515,476	$223,102,474	$133,640,642	$762,502,051	$489,614,627
Receivable for shares of the Portfolios sold	—	100,378	—	—	—	19,536
Receivable for policy-related transactions	258,155	—	155,482	4,537	215,159	—

Total assets	609,286,409	216,615,854	223,257,956	133,645,179	762,717,210	489,634,163

Liabilities:
Payable for shares of the Portfolios purchased	258,155	—	155,482	4,538	215,159	—
Payable for policy-related transactions	—	100,378	—	—	—	19,533

Total liabilities	258,155	100,378	155,482	4,538	215,159	19,533

Net Assets	$609,028,254	$216,515,476	$223,102,474	$133,640,641	$762,502,051	$489,614,630

Net Assets:
Accumulation unit values	$609,023,791	$216,513,577	$223,096,170	$133,640,563	$762,495,104	$489,607,599
Retained by AXA Equitable in Separate Account A	4,463	1,899	6,304	78	6,947	7,031

Total Net Assets	$609,028,254	$216,515,476	$223,102,474	$133,640,641	$762,502,051	$489,614,630

Investments in shares of the Portfolios, at cost	$518,792,950	$179,269,737	$187,244,124	$116,928,414	$719,711,369	$411,314,917

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$1,646,755,824	$93,139,638	$1,255,966,251	$69,306,475	$235,056,775	$46,554,451
Receivable for shares of the Portfolios sold	—	—	226,896	—	—	—
Receivable for policy-related transactions	425,220	106,607	—	1,290,548	147,034	64,340

Total assets	1,647,181,044	93,246,245	1,256,193,147	70,597,023	235,203,809	46,618,791

Liabilities:
Payable for shares of the Portfolios purchased	349,246	106,607	—	1,290,494	147,034	63,912
Payable for policy-related transactions	—	—	226,897	—	—	—

Total liabilities	349,246	106,607	226,897	1,290,494	147,034	63,912

Net Assets	$1,646,831,798	$93,139,638	$1,255,966,250	$69,306,529	$235,056,775	$46,554,879

Net Assets:
Accumulation unit values	$1,641,746,048	$93,128,856	$1,255,927,500	$68,990,362	$235,054,569	$46,554,879
Contracts in payout (annuitization) period	4,869,926	—	—	215,359	—	—
Retained by AXA Equitable in Separate Account A	215,824	10,782	38,750	100,808	2,206	—

Total Net Assets	$1,646,831,798	$93,139,638	$1,255,966,250	$69,306,529	$235,056,775	$46,554,879

Investments in shares of the Portfolios, at cost	$1,668,967,264	$86,779,499	$1,251,821,554	$69,309,824	$188,036,943	$46,339,955

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*
Assets:
Investments in shares of the Portfolios, at fair value	$75,634,598	$73,446,943	$349,031,671	$875,453,558	$49,701,757	$43,723,280
Receivable for policy-related transactions	5,724	4,514	74,221	198,985	6,045	13,007

Total assets	75,640,322	73,451,457	349,105,892	875,652,543	49,707,802	43,736,287

Liabilities:
Payable for shares of the Portfolios purchased	5,724	4,513	74,221	198,985	6,045	13,007

Total liabilities	5,724	4,513	74,221	198,985	6,045	13,007

Net Assets	$75,634,598	$73,446,944	$349,031,671	$875,453,558	$49,701,757	$43,723,280

Net Assets:
Accumulation unit values	$75,621,566	$72,991,142	$348,865,593	$875,449,334	$49,684,098	$43,722,300
Contracts in payout (annuitization) period	—	336,064	—	—	—	—
Retained by AXA Equitable in Separate Account A	13,032	119,738	166,078	4,224	17,659	980

Total Net Assets	$75,634,598	$73,446,944	$349,031,671	$875,453,558	$49,701,757	$43,723,280

Investments in shares of the Portfolios, at cost	$76,092,587	$74,807,318	$355,854,770	$714,860,899	$49,606,289	$40,058,093

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND
Assets:
Investments in shares of the Portfolios, at fair value	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,889	$50,138,707
Receivable for policy-related transactions	10,558	42,424	61,089	6,421	37,904	45,487

Total assets	41,518,159	17,500,469	69,360,095	9,442,292	64,925,793	50,184,194

Liabilities:
Payable for shares of the Portfolios purchased	10,558	42,424	61,089	6,421	37,901	45,487

Total liabilities	10,558	42,424	61,089	6,421	37,901	45,487

Net Assets	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,892	$50,138,707

Net Assets:
Accumulation unit values	$41,502,295	$17,455,619	$69,298,414	$9,435,625	$64,882,563	$50,137,502
Retained by AXA Equitable in Separate Account A	5,306	2,426	592	246	5,329	1,205

Total Net Assets	$41,507,601	$17,458,045	$69,299,006	$9,435,871	$64,887,892	$50,138,707

Investments in shares of the Portfolios, at cost	$53,828,171	$15,954,577	$69,849,351	$9,332,311	$62,897,213	$50,227,060

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$24,965,725	$10,957,573	$273,892,694	$42,033,405	$23,196,248	$34,476,940
Receivable for policy-related transactions	12,156	3,161	129,299	32,385	34,635	42,092

Total assets	24,977,881	10,960,734	274,021,993	42,065,790	23,230,883	34,519,032

Liabilities:
Payable for shares of the Portfolios purchased	12,156	3,161	129,300	32,385	34,635	42,092

Total liabilities	12,156	3,161	129,300	32,385	34,635	42,092

Net Assets	$24,965,725	$10,957,573	$273,892,693	$42,033,405	$23,196,248	$34,476,940

Net Assets:
Accumulation unit values	$24,962,331	$10,954,487	$273,892,685	$42,024,314	$23,194,860	$34,475,403
Retained by AXA Equitable in Separate Account A	3,394	3,086	8	9,091	1,388	1,537

Total Net Assets	$24,965,725	$10,957,573	$273,892,693	$42,033,405	$23,196,248	$34,476,940

Investments in shares of the Portfolios, at cost	$26,185,439	$11,549,968	$276,156,321	$46,262,665	$20,262,199	$29,063,946

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$711,189,177	$112,076,910	$87,875,780	$50,712,670	$249,387,520	$9,015,525
Receivable for shares of the Portfolios sold	200,288	—	82,171	4,544	383,769	—
Receivable for policy-related transactions	—	21,343	—	—	—	7,394

Total assets	711,389,465	112,098,253	87,957,951	50,717,214	249,771,289	9,022,919

Liabilities:
Payable for shares of the Portfolios purchased	—	21,339	—	—	—	7,310
Payable for policy-related transactions	130,649	—	82,172	4,545	383,769	—

Total liabilities	130,649	21,339	82,172	4,545	383,769	7,310

Net Assets	$711,258,816	$112,076,914	$87,875,779	$50,712,669	$249,387,520	$9,015,609

Net Assets:
Accumulation unit values	$710,056,328	$112,044,973	$87,850,357	$50,680,470	$249,266,401	$9,011,506
Contracts in payout (annuitization) period	1,056,558	—	—	—	—	—
Retained by AXA Equitable in Separate Account A	145,930	31,941	25,422	32,199	121,119	4,103

Total Net Assets	$711,258,816	$112,076,914	$87,875,779	$50,712,669	$249,387,520	$9,015,609

Investments in shares of the Portfolios, at cost	$438,106,538	$110,977,521	$82,727,854	$44,972,055	$210,901,680	$9,722,094

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Assets:
Investments in shares of the Portfolios, at fair value	$18,947,114	$91,276,660	$113,879,188	$96,757,004	$26,753,645	$74,250,014	$20,621,690
Receivable for shares of the Portfolios sold	2,750	—	—	—	—	—	—
Receivable for policy-related transactions	—	71,369	69,001	67,476	42,171	37,432	6,554

Total assets	18,949,864	91,348,029	113,948,189	96,824,480	26,795,816	74,287,446	20,628,244

Liabilities:
Payable for shares of the Portfolios purchased	—	71,370	69,001	67,476	42,172	37,432	6,554
Payable for policy related transactions	2,750	—	—	—	—	—	—

Total liabilities	2,750	71,370	69,001	67,476	42,172	37,432	6,554

Net Assets	$18,947,114	$91,276,659	$113,879,188	$96,757,004	$26,753,644	$74,250,014	$20,621,690

Net Assets:
Accumulation unit values	$18,931,508	$91,271,858	$113,858,663	$96,750,961	$26,753,557	$74,249,951	$20,621,408
Retained by AXA Equitable in Separate Account A	15,606	4,801	20,525	6,043	87	63	282

Total Net Assets	$18,947,114	$91,276,659	$113,879,188	$96,757,004	$26,753,644	$74,250,014	$20,621,690

Investments in shares of the Portfolios, at cost	$19,358,054	$84,071,452	$100,219,790	$83,234,544	$23,885,143	$75,632,485	$22,983,158

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	18,819

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	1,148,112

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	1,330,670

1290 VT EQUITY INCOME	IB	25,018,887

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,316,076

1290 VT GAMCO SMALL COMPANY VALUE	IB	18,910,296

1290 VT HIGH YIELD BOND	IB	2,225,577

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	6,006

1290 VT MICRO CAP	IB	33,941

1290 VT SMALL CAP VALUE	IB	556,430

1290 VT SMARTBETA EQUITY	IB	380,231

1290 VT SOCIALLY RESPONSIBLE	IB	4,779,355

ALL ASSET GROWTH-ALT 20	IB	4,250,368

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	5,432,945

CHARTERSM MODERATE	B	44,866

CHARTERSM MULTI-SECTOR BOND	A	13,598,976
CHARTERSM MULTI-SECTOR BOND	B	6,598,797

CHARTERSM SMALL CAP GROWTH	B	3,890,146
CHARTERSM SMALL CAP VALUE	B	6,102,214

EQ/400 MANAGED VOLATILITY	IB	939,015

EQ/500 MANAGED VOLATILITY	IB	1,321,677

EQ/2000 MANAGED VOLATILITY	IB	467,314

EQ/AB DYNAMIC MODERATE GROWTH	IB	1,420,642

EQ/AB SMALL CAP GROWTH	IA	17,593,481
EQ/AB SMALL CAP GROWTH	IB	6,161,209

EQ/AGGRESSIVE ALLOCATION	B	68,945,755

EQ/AMERICAN CENTURY MID CAP VALUE	IB	5,197,914

EQ/BALANCED STRATEGY	IA	4,903
EQ/BALANCED STRATEGY	IB	8,306,075

EQ/BLACKROCK BASIC VALUE EQUITY	IB	35,337,621

EQ/CAPITAL GUARDIAN RESEARCH	IB	9,408,762

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	12,463,398

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	3,885,032

EQ/COMMON STOCK INDEX	IA	61,383,236
EQ/COMMON STOCK INDEX	IB	6,194,639

EQ/CONSERVATIVE ALLOCATION	B	10,923,100

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,391,642

EQ/CONSERVATIVE STRATEGY	IB	856,305

EQ/CONSERVATIVE-PLUS ALLOCATION	B	22,701,279

The accompanying notes are an integral part of these financial statements.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/CORE BOND INDEX	IB	12,169,056

EQ/EMERGING MARKETS EQUITY PLUS	IB	1,784,779

EQ/EQUITY 500 INDEX	IA	25,964,995
EQ/EQUITY 500 INDEX	IB	15,215,725

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	12,625,143

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	8,034,130

EQ/FRANKLIN RISING DIVIDENDS	IB	342,685

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	1,306,511

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	8,282,008

EQ/GLOBAL BOND PLUS	IB	5,254,149

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	21,626,151

EQ/GOLDMAN SACHS MID CAP VALUE	IB	3,341,377

EQ/GROWTH STRATEGY	IA	73,449

EQ/INTERMEDIATE GOVERNMENT BOND	IA	3,690,577
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,118,765

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	15,191,737

EQ/INTERNATIONAL EQUITY INDEX	IA	34,076,674
EQ/INTERNATIONAL EQUITY INDEX	IB	4,415,787

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,044,719

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	13,165,518

EQ/INVESCO COMSTOCK	IB	7,062,951

EQ/INVESCO GLOBAL REAL ESTATE	IB	6,107,859

EQ/INVESCO INTERNATIONAL GROWTH	IB	2,393,740

EQ/JANUS ENTERPRISE	IB	19,197,971

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	10,832,104

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,175,679

EQ/LARGE CAP GROWTH INDEX	IB	23,644,641

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	23,646,625

EQ/LARGE CAP VALUE INDEX	IB	12,451,435

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	41,074,302
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5,119,437

EQ/LAZARD EMERGING MARKETS EQUITY	IB	11,683,940

EQ/LOOMIS SAYLES GROWTH	IB	11,296,900

EQ/MFS INTERNATIONAL GROWTH	IB	24,648,292
EQ/MFS INTERNATIONAL VALUE	IB	19,857,839

EQ/MFS MID CAP FOCUSED GROWTH	IB	14,411,080

EQ/MFS TECHNOLOGY	IB	9,979,163

EQ/MFS UTILITIES SERIES	IB	3,845,940

EQ/MID CAP INDEX	IB	52,926,146

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	30,036,401
EQ/MODERATE ALLOCATION	A	77,704,841

The accompanying notes are an integral part of these financial statements.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held

EQ/MODERATE ALLOCATION	B	39,737,104

EQ/MODERATE GROWTH STRATEGY	IB	5,244,076

EQ/MODERATE-PLUS ALLOCATION	B	113,245,976

EQ/MONEY MARKET	IA	38,486,943
EQ/MONEY MARKET	IB	30,799,327

EQ/OPPENHEIMER GLOBAL	IB	10,908,558

EQ/PIMCO GLOBAL REAL RETURN	IB	4,711,232

EQ/PIMCO ULTRA SHORT BOND	IA	10,966
EQ/PIMCO ULTRA SHORT BOND	IB	7,657,569

EQ/QUALITY BOND PLUS	IA	6,273,852
EQ/QUALITY BOND PLUS	IB	2,203,130

EQ/SMALL COMPANY INDEX	IB	31,786,583

EQ/T. ROWE PRICE GROWTH STOCK	IB	16,180,866

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	4,195,636

EQ/UBS GROWTH & INCOME	IB	4,278,012

EQ/WELLINGTON ENERGY	IB	10,761,545

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	755,760

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,182,646

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	324,815

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	2,400,588

INVESCO V.I. HIGH YIELD FUND	SERIES II	9,354,236

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	2,101,492

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	660,095

IVY VIP HIGH INCOME	CLASS II	78,958,918

IVY VIP SMALL CAP GROWTH	CLASS II	4,790,132

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	707,850

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	1,548,134

MULTIMANAGER AGGRESSIVE EQUITY	IA	10,184,716
MULTIMANAGER AGGRESSIVE EQUITY	IB	486,741

MULTIMANAGER CORE BOND	IB	11,219,972

MULTIMANAGER MID CAP GROWTH	IB	9,029,370

MULTIMANAGER MID CAP VALUE	IB	3,393,756

MULTIMANAGER TECHNOLOGY	IB	8,417,669

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,389,141

TARGET 2015 ALLOCATION	B	2,179,160

TARGET 2025 ALLOCATION	B	7,898,427

TARGET 2035 ALLOCATION	B	9,092,343

TARGET 2045 ALLOCATION	B	7,607,437

TARGET 2055 ALLOCATION	B	2,118,071

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	4,649,343

The accompanying notes are an integral part of these financial statements.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class **	Portfolio Shares Held
VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	1,129,337

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$115.76	—
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$115.69	2

1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.50%	IB	$134.93	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.70%	IB	$133.13	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.80%	IB	$132.24	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.90%	IB	$131.36	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	0.95%	IB	$130.92	3
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.00%	IB	$130.48	—
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.10%	IB	$129.61	1
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.20%	IB	$128.74	59
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.25%	IB	$128.31	10
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.34%	IB	$127.53	30
1290 VT DOUBLELINE DYNAMIC ALLOCATION	1.45%	IB	$126.59	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.50%	IB	$112.11	8
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.70%	IB	$111.07	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.80%	IB	$110.55	4
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.90%	IB	$110.04	6
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$109.53	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$109.01	3
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$108.50	89
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$108.25	12

1290 VT EQUITY INCOME	0.50%	IB	$262.74	28
1290 VT EQUITY INCOME	0.70%	IB	$254.80	3
1290 VT EQUITY INCOME	0.80%	IB	$367.51	1
1290 VT EQUITY INCOME	0.90%	IB	$247.11	20
1290 VT EQUITY INCOME	0.95%	IB	$245.22	11
1290 VT EQUITY INCOME	1.00%	IB	$243.35	—
1290 VT EQUITY INCOME	1.10%	IB	$239.63	6
1290 VT EQUITY INCOME	1.20%	IB	$235.96	118
1290 VT EQUITY INCOME	1.25%	IB	$168.54	23
1290 VT EQUITY INCOME	1.30%	IB	$189.59	3
1290 VT EQUITY INCOME	1.34%	IB	$230.93	270
1290 VT EQUITY INCOME	1.35%	IB	$230.57	—
1290 VT EQUITY INCOME	1.45%	IB	$227.03	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$183.63	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.70%	IB	$178.29	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$173.10	6
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	IB	$171.82	6
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$168.05	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$165.56	5

The accompanying notes are an integral part of these financial statements.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$132.12	11
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$143.61	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$162.09	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$162.16	66
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$161.92	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.45%	IB	$159.53	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$145.12	8
1290 VT GAMCO SMALL COMPANY VALUE	0.40%	IB	$211.58	10
1290 VT GAMCO SMALL COMPANY VALUE	0.50%	IB	$425.09	20
1290 VT GAMCO SMALL COMPANY VALUE	0.70%	IB	$412.25	14
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$479.41	11
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$399.80	148
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	IB	$396.74	27
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$393.72	5
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$387.70	38
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$381.76	1,221
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$242.33	216
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$285.99	7
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	IB	$373.62	1,346
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$373.04	1
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	IB	$367.32	1

1290 VT HIGH YIELD BOND	0.50%	IB	$128.20	3
1290 VT HIGH YIELD BOND	0.70%	IB	$126.49	1
1290 VT HIGH YIELD BOND	0.80%	IB	$125.65	1
1290 VT HIGH YIELD BOND	0.90%	IB	$124.81	4
1290 VT HIGH YIELD BOND	0.95%	IB	$124.39	3
1290 VT HIGH YIELD BOND	1.00%	IB	$123.98	—
1290 VT HIGH YIELD BOND	1.10%	IB	$123.15	3
1290 VT HIGH YIELD BOND	1.20%	IB	$122.32	98
1290 VT HIGH YIELD BOND	1.25%	IB	$121.91	22
1290 VT HIGH YIELD BOND	1.34%	IB	$121.17	41

1290 VT LOW VOLATILITY GLOBAL EQUITY	1.25%	IB	$114.17	1

1290 VT MICRO CAP	1.25%	IB	$112.13	3

1290 VT SMALL CAP VALUE	0.50%	IB	$134.23	9
1290 VT SMALL CAP VALUE	0.70%	IB	$132.98	—
1290 VT SMALL CAP VALUE	0.80%	IB	$132.36	—
1290 VT SMALL CAP VALUE	0.90%	IB	$131.75	2
1290 VT SMALL CAP VALUE	1.00%	IB	$131.13	—
1290 VT SMALL CAP VALUE	1.10%	IB	$130.52	—
1290 VT SMALL CAP VALUE	1.20%	IB	$129.91	30
1290 VT SMALL CAP VALUE	1.25%	IB	$129.60	3

1290 VT SMARTBETA EQUITY	0.50%	IB	$144.58	1
1290 VT SMARTBETA EQUITY	0.80%	IB	$142.57	1
1290 VT SMARTBETA EQUITY	0.90%	IB	$141.90	3
1290 VT SMARTBETA EQUITY	1.00%	IB	$141.24	—
1290 VT SMARTBETA EQUITY	1.10%	IB	$140.58	—
1290 VT SMARTBETA EQUITY	1.20%	IB	$139.92	30
1290 VT SMARTBETA EQUITY	1.25%	IB	$139.60	4

The accompanying notes are an integral part of these financial statements.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$165.75	10
1290 VT SOCIALLY RESPONSIBLE	0.40%	IB	$249.39	4
1290 VT SOCIALLY RESPONSIBLE	0.50%	IB	$213.40	1
1290 VT SOCIALLY RESPONSIBLE	0.70%	IB	$231.82	1
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$449.73	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$222.49	10
1290 VT SOCIALLY RESPONSIBLE	0.95%	IB	$282.35	2
1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$217.97	—
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$213.52	3
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$209.15	98
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$208.67	4
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$229.12	—
1290 VT SOCIALLY RESPONSIBLE	1.34%	IB	$203.20	188
1290 VT SOCIALLY RESPONSIBLE	1.45%	IB	$257.44	—

ALL ASSET GROWTH-ALT 20	0.50%	IB	$194.20	2
ALL ASSET GROWTH-ALT 20	0.70%	IB	$190.21	2
ALL ASSET GROWTH-ALT 20	0.80%	IB	$188.25	2
ALL ASSET GROWTH-ALT 20	0.90%	IB	$186.30	16
ALL ASSET GROWTH-ALT 20	0.95%	IB	$185.34	5
ALL ASSET GROWTH-ALT 20	1.00%	IB	$184.38	3
ALL ASSET GROWTH-ALT 20	1.10%	IB	$182.47	7
ALL ASSET GROWTH-ALT 20	1.20%	IB	$180.57	297
ALL ASSET GROWTH-ALT 20	1.25%	IB	$179.63	12
ALL ASSET GROWTH-ALT 20	1.34%	IB	$177.95	147
ALL ASSET GROWTH-ALT 20	1.45%	IB	$175.92	—

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.50%	CLASS 4	$113.24	18
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.70%	CLASS 4	$111.73	6
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.80%	CLASS 4	$110.99	4
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.90%	CLASS 4	$110.25	25
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	0.95%	CLASS 4	$109.88	28
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.00%	CLASS 4	$109.51	1
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.10%	CLASS 4	$108.78	16
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.20%	CLASS 4	$108.05	284
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.25%	CLASS 4	$107.69	62
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.34%	CLASS 4	$107.04	108
AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	1.45%	CLASS 4	$106.24	—

CHARTERSM MODERATE	0.50%	B	$114.33	—
CHARTERSM MODERATE	0.80%	B	$113.41	—
CHARTERSM MODERATE	0.90%	B	$113.11	—
CHARTERSM MODERATE	1.10%	B	$112.50	—
CHARTERSM MODERATE	1.20%	B	$112.20	1
CHARTERSM MODERATE	1.25%	B	$112.05	3

CHARTERSM MULTI-SECTOR BOND	0.70%	A	$127.87	2
CHARTERSM MULTI-SECTOR BOND	0.90%	A	$163.67	21
CHARTERSM MULTI-SECTOR BOND	1.20%	A	$133.48	3
CHARTERSM MULTI-SECTOR BOND	1.34%	A	$174.49	274
CHARTERSM MULTI-SECTOR BOND	1.35%	A	$185.82	3
CHARTERSM MULTI-SECTOR BOND	1.45%	A	$101.07	—
CHARTERSM MULTI-SECTOR BOND	0.50%	B	$145.36	5
CHARTERSM MULTI-SECTOR BOND	0.70%	B	$133.74	—

The accompanying notes are an integral part of these financial statements.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
CHARTERSM MULTI-SECTOR BOND	0.80%	B	$136.84	—
CHARTERSM MULTI-SECTOR BOND	0.90%	B	$110.68	3
CHARTERSM MULTI-SECTOR BOND	0.95%	B	$127.06	40
CHARTERSM MULTI-SECTOR BOND	1.00%	B	$147.90	—
CHARTERSM MULTI-SECTOR BOND	1.10%	B	$123.20	13
CHARTERSM MULTI-SECTOR BOND	1.20%	B	$103.32	147
CHARTERSM MULTI-SECTOR BOND	1.25%	B	$95.99	23
CHARTERSM MULTI-SECTOR BOND	1.30%	B	$99.76	3

CHARTERSM SMALL CAP GROWTH	0.50%	B	$283.70	1
CHARTERSM SMALL CAP GROWTH	0.70%	B	$275.13	—
CHARTERSM SMALL CAP GROWTH	0.80%	B	$413.43	—
CHARTERSM SMALL CAP GROWTH	0.90%	B	$266.82	5
CHARTERSM SMALL CAP GROWTH	0.95%	B	$264.78	7
CHARTERSM SMALL CAP GROWTH	1.00%	B	$262.76	—
CHARTERSM SMALL CAP GROWTH	1.10%	B	$258.75	2
CHARTERSM SMALL CAP GROWTH	1.20%	B	$254.78	13
CHARTERSM SMALL CAP GROWTH	1.25%	B	$172.22	14
CHARTERSM SMALL CAP GROWTH	1.30%	B	$196.65	—
CHARTERSM SMALL CAP GROWTH+	1.34%	B	$247.90	9
CHARTERSM SMALL CAP GROWTH	1.34%	B	$249.35	170
CHARTERSM SMALL CAP GROWTH	1.35%	B	$248.96	—
CHARTERSM SMALL CAP GROWTH	1.45%	B	$245.14	—

CHARTERSM SMALL CAP VALUE	0.50%	B	$325.41	1
CHARTERSM SMALL CAP VALUE	0.70%	B	$332.03	1
CHARTERSM SMALL CAP VALUE	0.80%	B	$365.27	—
CHARTERSM SMALL CAP VALUE	0.90%	B	$318.68	9
CHARTERSM SMALL CAP VALUE	0.95%	B	$248.91	15
CHARTERSM SMALL CAP VALUE	1.00%	B	$312.21	—
CHARTERSM SMALL CAP VALUE	1.10%	B	$305.84	1
CHARTERSM SMALL CAP VALUE	1.20%	B	$299.59	21
CHARTERSM SMALL CAP VALUE	1.25%	B	$134.72	3
CHARTERSM SMALL CAP VALUE	1.30%	B	$146.69	—
CHARTERSM SMALL CAP VALUE+	1.34%	B	$288.80	12
CHARTERSM SMALL CAP VALUE	1.34%	B	$291.07	319
CHARTERSM SMALL CAP VALUE	1.35%	B	$290.46	—
CHARTERSM SMALL CAP VALUE	1.45%	B	$223.09	—

EQ/400 MANAGED VOLATILITY	0.40%	IB	$214.11	5
EQ/400 MANAGED VOLATILITY	0.50%	IB	$228.43	—
EQ/400 MANAGED VOLATILITY	0.70%	IB	$252.58	—
EQ/400 MANAGED VOLATILITY	0.80%	IB	$221.83	—
EQ/400 MANAGED VOLATILITY	0.90%	IB	$219.68	2
EQ/400 MANAGED VOLATILITY	0.90%	IB	$247.88	3
EQ/400 MANAGED VOLATILITY	0.95%	IB	$246.72	1
EQ/400 MANAGED VOLATILITY	1.00%	IB	$217.55	—
EQ/400 MANAGED VOLATILITY	1.10%	IB	$215.42	7
EQ/400 MANAGED VOLATILITY	1.20%	IB	$213.31	41
EQ/400 MANAGED VOLATILITY	1.20%	IB	$240.96	—
EQ/400 MANAGED VOLATILITY	1.25%	IB	$239.83	3
EQ/400 MANAGED VOLATILITY	1.34%	IB	$237.80	29
EQ/400 MANAGED VOLATILITY	1.45%	IB	$178.32	—

The accompanying notes are an integral part of these financial statements.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/500 MANAGED VOLATILITY	0.50%	IB	$265.02	2
EQ/500 MANAGED VOLATILITY	0.70%	IB	$259.89	—
EQ/500 MANAGED VOLATILITY	0.70%	IB	$290.24	—
EQ/500 MANAGED VOLATILITY	0.80%	IB	$257.37	—
EQ/500 MANAGED VOLATILITY	0.90%	IB	$254.87	4
EQ/500 MANAGED VOLATILITY	0.90%	IB	$284.84	4
EQ/500 MANAGED VOLATILITY	0.95%	IB	$283.50	1
EQ/500 MANAGED VOLATILITY	1.00%	IB	$252.39	—
EQ/500 MANAGED VOLATILITY	1.10%	IB	$249.93	9
EQ/500 MANAGED VOLATILITY	1.20%	IB	$247.48	62
EQ/500 MANAGED VOLATILITY	1.20%	IB	$276.89	3
EQ/500 MANAGED VOLATILITY	1.25%	IB	$275.59	10
EQ/500 MANAGED VOLATILITY	1.34%	IB	$273.26	43

EQ/2000 MANAGED VOLATILITY	0.50%	IB	$212.31	2
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$208.20	—
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$245.37	—
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$206.18	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$204.17	1
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$240.80	2
EQ/2000 MANAGED VOLATILITY	0.95%	IB	$239.67	1
EQ/2000 MANAGED VOLATILITY	1.00%	IB	$202.19	—
EQ/2000 MANAGED VOLATILITY	1.10%	IB	$200.22	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$198.26	23
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$234.08	—
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$232.99	2
EQ/2000 MANAGED VOLATILITY	1.34%	IB	$231.01	14

EQ/AB DYNAMIC MODERATE GROWTH	0.50%	IB	$154.86	—
EQ/AB DYNAMIC MODERATE GROWTH	0.70%	IB	$152.50	1
EQ/AB DYNAMIC MODERATE GROWTH	0.80%	IB	$151.33	2
EQ/AB DYNAMIC MODERATE GROWTH	0.90%	IB	$150.17	4
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	IB	$149.59	2
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$149.02	2
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$147.87	9
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$146.73	70
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$146.16	16
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	IB	$145.15	24

EQ/AB SMALL CAP GROWTH	0.70%	IA	$430.75	4
EQ/AB SMALL CAP GROWTH	0.90%	IA	$529.86	18
EQ/AB SMALL CAP GROWTH	1.20%	IA	$494.64	8
EQ/AB SMALL CAP GROWTH	1.34%	IA	$479.01	631
EQ/AB SMALL CAP GROWTH	1.35%	IA	$477.90	3
EQ/AB SMALL CAP GROWTH	1.45%	IA	$343.05	1
EQ/AB SMALL CAP GROWTH	0.50%	IB	$285.43	24
EQ/AB SMALL CAP GROWTH	0.70%	IB	$462.72	—
EQ/AB SMALL CAP GROWTH	0.80%	IB	$506.24	2
EQ/AB SMALL CAP GROWTH	0.90%	IB	$374.73	5
EQ/AB SMALL CAP GROWTH	0.95%	IB	$439.59	26
EQ/AB SMALL CAP GROWTH	1.00%	IB	$474.78	—
EQ/AB SMALL CAP GROWTH	1.10%	IB	$426.25	5
EQ/AB SMALL CAP GROWTH	1.20%	IB	$350.28	179

The accompanying notes are an integral part of these financial statements.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	1.25%	IB	$221.60	69
EQ/AB SMALL CAP GROWTH	1.30%	IB	$265.33	3

EQ/AGGRESSIVE ALLOCATION	0.50%	B	$270.19	46
EQ/AGGRESSIVE ALLOCATION	0.70%	B	$261.49	10
EQ/AGGRESSIVE ALLOCATION	0.80%	B	$314.85	8
EQ/AGGRESSIVE ALLOCATION	0.90%	B	$253.07	327
EQ/AGGRESSIVE ALLOCATION	0.95%	B	$251.01	63
EQ/AGGRESSIVE ALLOCATION	1.00%	B	$248.96	4
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$244.90	87
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$240.90	1,145
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$147.81	36
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$165.99	8
EQ/AGGRESSIVE ALLOCATION	1.34%	B	$235.42	1,579
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$235.03	1
EQ/AGGRESSIVE ALLOCATION	1.45%	B	$231.18	1

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$151.54	8
EQ/AMERICAN CENTURY MID CAP VALUE	0.50%	IB	$266.88	26
EQ/AMERICAN CENTURY MID CAP VALUE	0.70%	IB	$261.71	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$259.17	11
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$256.65	9
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$254.16	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$251.68	4
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$249.22	422
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$113.54	6

EQ/BALANCED STRATEGY	1.25%	IA	$161.30	—
EQ/BALANCED STRATEGY	0.50%	IB	$152.52	33
EQ/BALANCED STRATEGY	0.70%	IB	$150.19	1
EQ/BALANCED STRATEGY	0.80%	IB	$149.04	—
EQ/BALANCED STRATEGY	0.90%	IB	$147.89	8
EQ/BALANCED STRATEGY	0.95%	IB	$147.32	2
EQ/BALANCED STRATEGY	1.00%	IB	$146.76	1
EQ/BALANCED STRATEGY	1.10%	IB	$145.63	8
EQ/BALANCED STRATEGY	1.20%	IB	$144.50	106
EQ/BALANCED STRATEGY	1.25%	IB	$143.95	44
EQ/BALANCED STRATEGY	1.25%	IB	$172.76	82
EQ/BALANCED STRATEGY	1.30%	IB	$171.85	456
EQ/BALANCED STRATEGY	1.34%	IB	$142.95	79
EQ/BALANCED STRATEGY	1.45%	IB	$141.73	—

EQ/BLACKROCK BASIC VALUE EQUITY	0.50%	IB	$312.63	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.70%	IB	$382.57	10
EQ/BLACKROCK BASIC VALUE EQUITY	0.80%	IB	$355.68	6
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$357.95	16
EQ/BLACKROCK BASIC VALUE EQUITY	0.90%	IB	$366.38	83
EQ/BLACKROCK BASIC VALUE EQUITY	0.95%	IB	$302.80	42
EQ/BLACKROCK BASIC VALUE EQUITY	1.00%	IB	$358.54	2
EQ/BLACKROCK BASIC VALUE EQUITY	1.10%	IB	$350.83	23
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$340.67	772
EQ/BLACKROCK BASIC VALUE EQUITY	1.20%	IB	$343.27	75
EQ/BLACKROCK BASIC VALUE EQUITY	1.25%	IB	$165.45	205
EQ/BLACKROCK BASIC VALUE EQUITY	1.30%	IB	$186.99	5

The accompanying notes are an integral part of these financial statements.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/BLACKROCK BASIC VALUE EQUITY	1.34%	IB	$431.20	1,018
EQ/BLACKROCK BASIC VALUE EQUITY	1.35%	IB	$332.25	1
EQ/BLACKROCK BASIC VALUE EQUITY	1.45%	IB	$322.66	1

EQ/CAPITAL GUARDIAN RESEARCH	0.70%	IB	$366.64	2
EQ/CAPITAL GUARDIAN RESEARCH	0.90%	IB	$351.90	12
EQ/CAPITAL GUARDIAN RESEARCH	0.95%	IB	$348.31	22
EQ/CAPITAL GUARDIAN RESEARCH	1.10%	IB	$337.73	2
EQ/CAPITAL GUARDIAN RESEARCH	1.20%	IB	$330.82	94
EQ/CAPITAL GUARDIAN RESEARCH	1.25%	IB	$231.19	184
EQ/CAPITAL GUARDIAN RESEARCH	1.30%	IB	$251.63	—
EQ/CAPITAL GUARDIAN RESEARCH	1.34%	IB	$321.42	496
EQ/CAPITAL GUARDIAN RESEARCH	1.35%	IB	$320.75	1
EQ/CAPITAL GUARDIAN RESEARCH	1.45%	IB	$314.19	1

EQ/CLEARBRIDGE LARGE CAP GROWTH	0.70%	IB	$308.21	6
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.90%	IB	$295.83	24
EQ/CLEARBRIDGE LARGE CAP GROWTH	0.95%	IB	$292.80	21
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.10%	IB	$283.91	12
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.20%	IB	$278.10	43
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.25%	IB	$281.02	34
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.30%	IB	$320.76	1
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.34%	IB	$270.20	450
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.35%	IB	$269.63	—
EQ/CLEARBRIDGE LARGE CAP GROWTH	1.45%	IB	$264.12	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.50%	IB	$207.85	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.70%	IB	$202.35	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.80%	IB	$352.28	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.90%	IB	$196.99	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	IB	$195.67	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$194.37	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IB	$191.77	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$189.20	19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$161.28	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$180.96	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	IB	$185.66	113
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	IB	$182.92	—

EQ/COMMON STOCK INDEX	0.70%	IA	$362.51	18
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,190.17	23
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,289.20	11
EQ/COMMON STOCK INDEX	0.90%	IA	$502.50	41
EQ/COMMON STOCK INDEX	1.20%	IA	$400.85	15
EQ/COMMON STOCK INDEX	1.35%	IA	$606.76	618
EQ/COMMON STOCK INDEX	1.35%	IA	$633.97	9
EQ/COMMON STOCK INDEX+	1.40%	IA	$806.57	2,208
EQ/COMMON STOCK INDEX	1.45%	IA	$241.62	9
EQ/COMMON STOCK INDEX	0.40%	IB	$242.81	10
EQ/COMMON STOCK INDEX	0.50%	IB	$235.39	4
EQ/COMMON STOCK INDEX	0.70%	IB	$238.90	—
EQ/COMMON STOCK INDEX	0.80%	IB	$462.12	1
EQ/COMMON STOCK INDEX	0.90%	IB	$240.16	10
EQ/COMMON STOCK INDEX	0.90%	IB	$268.76	37

The accompanying notes are an integral part of these financial statements.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/COMMON STOCK INDEX	0.95%	IB	$226.96	104
EQ/COMMON STOCK INDEX	1.00%	IB	$388.82	—
EQ/COMMON STOCK INDEX	1.10%	IB	$220.07	18
EQ/COMMON STOCK INDEX	1.20%	IB	$246.68	578
EQ/COMMON STOCK INDEX	1.25%	IB	$194.38	191
EQ/COMMON STOCK INDEX	1.30%	IB	$216.23	9

EQ/CONSERVATIVE ALLOCATION	0.50%	B	$160.07	10
EQ/CONSERVATIVE ALLOCATION	0.70%	B	$154.91	3
EQ/CONSERVATIVE ALLOCATION	0.80%	B	$149.55	—
EQ/CONSERVATIVE ALLOCATION	0.90%	B	$149.92	50
EQ/CONSERVATIVE ALLOCATION	0.95%	B	$148.70	36
EQ/CONSERVATIVE ALLOCATION	1.00%	B	$147.49	—
EQ/CONSERVATIVE ALLOCATION	1.10%	B	$145.08	25
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$142.71	228
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$122.53	141
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$125.77	9
EQ/CONSERVATIVE ALLOCATION	1.34%	B	$139.47	239
EQ/CONSERVATIVE ALLOCATION	1.45%	B	$136.96	—

EQ/CONSERVATIVE GROWTH STRATEGY	0.50%	IB	$141.48	13
EQ/CONSERVATIVE GROWTH STRATEGY	0.70%	IB	$139.32	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.80%	IB	$138.25	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	IB	$137.19	3
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	IB	$136.66	4
EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	IB	$136.14	1
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	IB	$135.09	5
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	IB	$134.04	54
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$133.53	76
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$157.84	17
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$157.01	40
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	IB	$132.60	41

EQ/CONSERVATIVE STRATEGY	0.50%	IB	$121.13	13
EQ/CONSERVATIVE STRATEGY	0.70%	IB	$119.27	—
EQ/CONSERVATIVE STRATEGY	0.80%	IB	$118.36	—
EQ/CONSERVATIVE STRATEGY	0.90%	IB	$117.45	2
EQ/CONSERVATIVE STRATEGY	0.95%	IB	$117.00	2
EQ/CONSERVATIVE STRATEGY	1.10%	IB	$115.65	3
EQ/CONSERVATIVE STRATEGY	1.20%	IB	$114.76	21
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$114.32	9
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$129.28	6
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$128.60	19
EQ/CONSERVATIVE STRATEGY	1.34%	IB	$113.53	15

EQ/CONSERVATIVE-PLUS ALLOCATION	0.50%	B	$185.57	27
EQ/CONSERVATIVE-PLUS ALLOCATION	0.70%	B	$179.59	6
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	B	$186.29	3
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	B	$173.81	129
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	B	$172.39	25
EQ/CONSERVATIVE-PLUS ALLOCATION	1.00%	B	$170.99	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	B	$168.20	39
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$165.45	526
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$130.94	130

The accompanying notes are an integral part of these financial statements.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$137.64	11
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	B	$161.69	466
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$161.42	—
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	B	$158.78	—

EQ/CORE BOND INDEX	0.40%	IB	$108.99	9
EQ/CORE BOND INDEX	0.50%	IB	$138.84	7
EQ/CORE BOND INDEX	0.70%	IB	$133.87	6
EQ/CORE BOND INDEX	0.80%	IB	$122.80	2
EQ/CORE BOND INDEX	0.90%	IB	$129.09	49
EQ/CORE BOND INDEX	0.95%	IB	$127.92	61
EQ/CORE BOND INDEX	1.00%	IB	$126.76	—
EQ/CORE BOND INDEX	1.10%	IB	$124.46	17
EQ/CORE BOND INDEX	1.20%	IB	$122.20	310
EQ/CORE BOND INDEX	1.25%	IB	$104.21	44
EQ/CORE BOND INDEX	1.30%	IB	$104.02	3
EQ/CORE BOND INDEX	1.34%	IB	$119.11	510
EQ/CORE BOND INDEX	1.35%	IB	$118.89	—
EQ/CORE BOND INDEX	1.45%	IB	$116.73	—

EQ/EMERGING MARKETS EQUITY PLUS	0.50%	IB	$107.48	3
EQ/EMERGING MARKETS EQUITY PLUS	0.70%	IB	$106.05	2
EQ/EMERGING MARKETS EQUITY PLUS	0.80%	IB	$105.34	2
EQ/EMERGING MARKETS EQUITY PLUS	0.90%	IB	$104.64	4
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	IB	$104.29	1
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$103.94	—
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$103.24	3
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$102.55	86
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$102.21	15
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	IB	$101.59	60
EQ/EMERGING MARKETS EQUITY PLUS	1.45%	IB	$100.84	—

EQ/EQUITY 500 INDEX	0.70%	IA	$406.71	22
EQ/EQUITY 500 INDEX	0.90%	IA	$564.46	113
EQ/EQUITY 500 INDEX	1.20%	IA	$451.21	34
EQ/EQUITY 500 INDEX	1.34%	IA	$732.20	1,677
EQ/EQUITY 500 INDEX	1.35%	IA	$730.29	5
EQ/EQUITY 500 INDEX	1.45%	IA	$273.41	4
EQ/EQUITY 500 INDEX	0.40%	IB	$246.54	44
EQ/EQUITY 500 INDEX	0.50%	IB	$268.62	29
EQ/EQUITY 500 INDEX	0.70%	IB	$266.67	—
EQ/EQUITY 500 INDEX	0.80%	IB	$462.19	8
EQ/EQUITY 500 INDEX	0.90%	IB	$302.85	53
EQ/EQUITY 500 INDEX	0.95%	IB	$253.35	80
EQ/EQUITY 500 INDEX	1.00%	IB	$382.06	6
EQ/EQUITY 500 INDEX	1.10%	IB	$245.66	70
EQ/EQUITY 500 INDEX	1.20%	IB	$279.08	2,218
EQ/EQUITY 500 INDEX	1.25%	IB	$216.03	331
EQ/EQUITY 500 INDEX	1.30%	IB	$241.57	13
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.50%	IB	$264.58	15
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$259.46	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$287.72	4
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$256.94	10

The accompanying notes are an integral part of these financial statements.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$254.45	31
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$282.37	63
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	IB	$281.04	11
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$251.97	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$249.52	24
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$247.08	1,037
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$274.49	22
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$273.20	190
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	IB	$270.89	535
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	IB	$213.76	—

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.40%	IB	$158.79	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.50%	IB	$176.34	9
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.70%	IB	$171.67	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.80%	IB	$261.45	1
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.90%	IB	$167.13	17
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$166.01	20
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.00%	IB	$164.90	—
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.10%	IB	$162.70	14
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$160.51	115
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$146.80	50
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$156.16	6
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.34%	IB	$157.52	335
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.45%	IB	$155.19	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$118.64	14
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$118.57	79

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.50%	IB	$207.30	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.70%	IB	$201.81	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.80%	IB	$412.46	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.90%	IB	$196.47	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$195.16	3
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.00%	IB	$193.86	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	IB	$191.26	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$188.70	20
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$156.92	4
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$177.90	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	IB	$185.17	73

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.50%	IB	$156.96	10
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.70%	IB	$153.02	1
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.80%	IB	$291.26	2
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.90%	IB	$149.17	14
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.95%	IB	$148.23	16
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.00%	IB	$284.94	—
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.10%	IB	$163.49	14

The accompanying notes are an integral part of these financial statements.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.20%	IB	$143.57	131
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.25%	IB	$141.40	27
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$142.14	9
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.34%	IB	$141.02	303

EQ/GLOBAL BOND PLUS	0.50%	IB	$134.02	3
EQ/GLOBAL BOND PLUS	0.70%	IB	$130.23	3
EQ/GLOBAL BOND PLUS	0.80%	IB	$120.01	—
EQ/GLOBAL BOND PLUS	0.90%	IB	$126.55	27
EQ/GLOBAL BOND PLUS	0.95%	IB	$125.64	23
EQ/GLOBAL BOND PLUS	1.00%	IB	$124.74	—
EQ/GLOBAL BOND PLUS	1.10%	IB	$122.96	19
EQ/GLOBAL BOND PLUS	1.20%	IB	$121.20	89
EQ/GLOBAL BOND PLUS	1.25%	IB	$121.05	33
EQ/GLOBAL BOND PLUS	1.30%	IB	$122.37	2
EQ/GLOBAL BOND PLUS	1.34%	IB	$118.78	205
EQ/GLOBAL BOND PLUS	1.35%	IB	$118.61	—
EQ/GLOBAL BOND PLUS	1.45%	IB	$116.90	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$412.32	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$304.10	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$497.01	4
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$305.24	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$475.96	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$564.54	5
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$415.16	25
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$465.78	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$455.76	8
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$421.12	132
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$445.94	28
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$126.85	32
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$173.17	2
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$286.81	933
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$463.88	17
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$431.63	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$398.85	—

EQ/GOLDMAN SACHS MID CAP VALUE	0.50%	IB	$227.33	5
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$192.34	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$222.93	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$220.77	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$189.02	13
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$218.62	4
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	IB	$188.20	3
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$216.50	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	IB	$214.39	4
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$184.13	2
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$212.29	118
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$183.33	47

The accompanying notes are an integral part of these financial statements.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	IB	$181.89	130
EQ/GOLDMAN SACHS MID CAP VALUE	1.45%	IB	$180.14	—

EQ/GROWTH STRATEGY	1.10%	IA	$193.53	6
EQ/GROWTH STRATEGY	1.25%	IA	$190.52	2

EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IA	$169.61	3
EQ/INTERMEDIATE GOVERNMENT BOND+	0.74%	IA	$98.73	7
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$178.45	5
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IA	$158.41	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	IA	$173.56	205
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IA	$167.05	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	IA	$138.49	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$105.00	5
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$152.78	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IB	$108.07	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IB	$150.75	3
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	IB	$146.41	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$117.78	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$141.97	9
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$141.37	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$107.72	28
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$107.83	1

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.40%	IB	$113.43	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$150.34	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.70%	IB	$162.90	4
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$220.26	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$156.35	55
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$190.12	27
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.00%	IB	$153.18	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	IB	$150.05	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$146.98	317
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$96.06	17
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$111.01	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.34%	IB	$142.80	732
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	IB	$173.50	—

EQ/INTERNATIONAL EQUITY INDEX	0.70%	IA	$168.03	7
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$176.46	79
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IA	$150.51	11
EQ/INTERNATIONAL EQUITY INDEX	1.34%	IA	$164.92	1,920
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IA	$164.51	8
EQ/INTERNATIONAL EQUITY INDEX	1.45%	IA	$127.27	2
EQ/INTERNATIONAL EQUITY INDEX	0.40%	IB	$154.24	10
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$142.75	8
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IB	$233.09	1
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$143.39	22
EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$136.95	63
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$207.40	1
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$132.79	19
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$129.77	156
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$80.51	57
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$97.02	6

The accompanying notes are an integral part of these financial statements.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERNATIONAL MANAGED VOLATILITY	0.50%	IB	$139.63	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$146.37	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$135.60	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$134.28	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$143.65	7
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	IB	$142.97	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.00%	IB	$132.97	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	IB	$131.68	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$130.39	59
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$139.64	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	IB	$138.98	2
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	IB	$137.80	35

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.40%	IB	$145.32	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.50%	IB	$145.35	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.70%	IB	$173.42	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$215.60	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$166.45	46
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$164.75	35
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.00%	IB	$163.07	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	IB	$159.74	8
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$156.47	98
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$89.64	16
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$103.24	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	IB	$152.03	913
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$151.71	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	IB	$162.71	—

EQ/INVESCO COMSTOCK	0.50%	IB	$250.25	4
EQ/INVESCO COMSTOCK	0.70%	IB	$242.96	1
EQ/INVESCO COMSTOCK	0.80%	IB	$404.73	1
EQ/INVESCO COMSTOCK	0.90%	IB	$235.89	28
EQ/INVESCO COMSTOCK	0.95%	IB	$234.15	16
EQ/INVESCO COMSTOCK	1.00%	IB	$232.43	—
EQ/INVESCO COMSTOCK	1.10%	IB	$229.00	14
EQ/INVESCO COMSTOCK	1.20%	IB	$225.62	145
EQ/INVESCO COMSTOCK	1.25%	IB	$176.25	22
EQ/INVESCO COMSTOCK	1.30%	IB	$192.05	1
EQ/INVESCO COMSTOCK	1.34%	IB	$220.98	336
EQ/INVESCO COMSTOCK	1.35%	IB	$220.65	—
EQ/INVESCO COMSTOCK	1.45%	IB	$217.39	—

EQ/INVESCO GLOBAL REAL ESTATE	0.50%	IB	$192.18	28
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$185.84	2
EQ/INVESCO GLOBAL REAL ESTATE	0.70%	IB	$188.47	—
EQ/INVESCO GLOBAL REAL ESTATE	0.80%	IB	$186.63	6
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$182.38	34
EQ/INVESCO GLOBAL REAL ESTATE	0.90%	IB	$184.82	7
EQ/INVESCO GLOBAL REAL ESTATE	0.95%	IB	$181.52	7
EQ/INVESCO GLOBAL REAL ESTATE	1.00%	IB	$183.03	1
EQ/INVESCO GLOBAL REAL ESTATE	1.10%	IB	$181.24	9
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$177.29	7
EQ/INVESCO GLOBAL REAL ESTATE	1.20%	IB	$179.47	244

The accompanying notes are an integral part of these financial statements.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO GLOBAL REAL ESTATE	1.25%	IB	$176.46	29
EQ/INVESCO GLOBAL REAL ESTATE	1.34%	IB	$174.96	199
EQ/INVESCO GLOBAL REAL ESTATE	1.45%	IB	$151.15	—

EQ/INVESCO INTERNATIONAL GROWTH	0.50%	IB	$173.55	17
EQ/INVESCO INTERNATIONAL GROWTH	0.70%	IB	$146.17	5
EQ/INVESCO INTERNATIONAL GROWTH	0.80%	IB	$168.54	7
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$143.65	23
EQ/INVESCO INTERNATIONAL GROWTH	0.90%	IB	$166.90	8
EQ/INVESCO INTERNATIONAL GROWTH	0.95%	IB	$143.02	5
EQ/INVESCO INTERNATIONAL GROWTH	1.00%	IB	$165.28	1
EQ/INVESCO INTERNATIONAL GROWTH	1.10%	IB	$163.67	5
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$139.93	4
EQ/INVESCO INTERNATIONAL GROWTH	1.20%	IB	$162.06	344
EQ/INVESCO INTERNATIONAL GROWTH	1.25%	IB	$139.32	18
EQ/INVESCO INTERNATIONAL GROWTH	1.34%	IB	$138.23	193
EQ/INVESCO INTERNATIONAL GROWTH	1.45%	IB	$136.90	—

EQ/JANUS ENTERPRISE	0.40%	IB	$213.26	6
EQ/JANUS ENTERPRISE	0.50%	IB	$363.43	4
EQ/JANUS ENTERPRISE	0.70%	IB	$352.85	6
EQ/JANUS ENTERPRISE	0.80%	IB	$438.12	2
EQ/JANUS ENTERPRISE	0.90%	IB	$342.58	77
EQ/JANUS ENTERPRISE	0.95%	IB	$340.05	12
EQ/JANUS ENTERPRISE	1.00%	IB	$337.55	2
EQ/JANUS ENTERPRISE	1.10%	IB	$332.58	17
EQ/JANUS ENTERPRISE	1.20%	IB	$327.67	465
EQ/JANUS ENTERPRISE	1.25%	IB	$212.92	163
EQ/JANUS ENTERPRISE	1.30%	IB	$251.45	3
EQ/JANUS ENTERPRISE	1.34%	IB	$320.93	543
EQ/JANUS ENTERPRISE	1.35%	IB	$320.45	1
EQ/JANUS ENTERPRISE	1.45%	IB	$315.72	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.40%	IB	$238.22	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.50%	IB	$287.28	23
EQ/JPMORGAN VALUE OPPORTUNITIES	0.70%	IB	$279.93	3
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$421.89	8
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$265.14	6
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$268.08	35
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	IB	$246.49	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$262.34	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$256.70	10
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$248.52	225
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$251.17	41
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$178.64	76
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$200.52	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	IB	$307.42	310
EQ/JPMORGAN VALUE OPPORTUNITIES	1.35%	IB	$243.11	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	IB	$235.37	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$240.35	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.70%	IB	$245.12	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$413.89	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$235.27	6

The accompanying notes are an integral part of these financial statements.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$232.87	7
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	IB	$225.79	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$221.17	32
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$197.15	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$214.93	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	IB	$214.89	111
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	IB	$210.05	—

EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$236.70	4
EQ/LARGE CAP GROWTH INDEX	0.70%	IB	$252.35	4
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$534.71	4
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$242.21	81
EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$239.73	40
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$237.29	1
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$232.45	25
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$227.70	562
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$299.95	33
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$332.60	1
EQ/LARGE CAP GROWTH INDEX	1.34%	IB	$221.22	921
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$220.76	1
EQ/LARGE CAP GROWTH INDEX	1.45%	IB	$216.25	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.50%	IB	$189.06	7
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.70%	IB	$325.65	9
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$480.02	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$279.23	20
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$311.86	59
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$262.00	83
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.00%	IB	$305.19	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	IB	$298.63	14
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$280.59	231
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$292.19	32
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$256.27	12
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$294.05	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	IB	$423.66	1,632
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$282.81	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	IB	$265.75	3

EQ/LARGE CAP VALUE INDEX	0.50%	IB	$146.46	3
EQ/LARGE CAP VALUE INDEX	0.70%	IB	$142.31	2
EQ/LARGE CAP VALUE INDEX	0.80%	IB	$397.07	1
EQ/LARGE CAP VALUE INDEX	0.90%	IB	$138.29	67
EQ/LARGE CAP VALUE INDEX	0.95%	IB	$137.30	21
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$136.32	1
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$134.37	14
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$132.44	331
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$110.85	46
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$121.30	1
EQ/LARGE CAP VALUE INDEX	1.34%	IB	$129.80	385
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$129.61	—
EQ/LARGE CAP VALUE INDEX	1.45%	IB	$127.75	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IA	$236.09	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$226.60	47

The accompanying notes are an integral part of these financial statements.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IA	$213.02	25
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	IA	$206.97	3,519
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IA	$206.54	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	IA	$216.42	4
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.40%	IB	$212.30	21
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$261.67	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IB	$367.96	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$223.66	25
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$234.79	100
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.00%	IB	$222.00	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$214.65	7
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$217.47	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$210.27	254
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$213.02	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$136.80	20
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$150.36	6

EQ/LAZARD EMERGING MARKETS EQUITY	0.50%	IB	$122.62	48
EQ/LAZARD EMERGING MARKETS EQUITY	0.70%	IB	$120.33	14
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$119.21	15
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$118.09	103
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	IB	$117.54	22
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$116.99	6
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$115.89	34
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$114.80	1,126
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$114.26	69
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	IB	$113.29	803
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	IB	$100.55	—

EQ/LOOMIS SAYLES GROWTH	0.40%	IB	$272.53	4
EQ/LOOMIS SAYLES GROWTH	0.50%	IB	$409.00	6
EQ/LOOMIS SAYLES GROWTH	0.70%	IB	$396.65	2
EQ/LOOMIS SAYLES GROWTH	0.80%	IB	$464.30	1
EQ/LOOMIS SAYLES GROWTH	0.90%	IB	$384.67	17
EQ/LOOMIS SAYLES GROWTH	0.95%	IB	$381.73	7
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$378.82	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$373.03	5
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$367.31	21
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$289.16	67
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$317.97	1
EQ/LOOMIS SAYLES GROWTH	1.34%	IB	$359.48	171
EQ/LOOMIS SAYLES GROWTH	1.35%	IB	$358.92	—
EQ/LOOMIS SAYLES GROWTH	1.45%	IB	$353.42	—

EQ/MFS INTERNATIONAL GROWTH	0.40%	IB	$177.14	8
EQ/MFS INTERNATIONAL GROWTH	0.50%	IB	$266.23	14
EQ/MFS INTERNATIONAL GROWTH	0.70%	IB	$258.48	2
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$307.49	5
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$250.95	63
EQ/MFS INTERNATIONAL GROWTH	0.95%	IB	$249.11	9
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$247.27	1
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$243.63	9
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$240.03	361

The accompanying notes are an integral part of these financial statements.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$147.72	32
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$175.75	1
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$235.01	26
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$235.10	329
EQ/MFS INTERNATIONAL GROWTH	1.35%	IB	$234.75	—
EQ/MFS INTERNATIONAL GROWTH	1.45%	IB	$231.28	—

EQ/MFS INTERNATIONAL VALUE	0.00%	IB	$151.79	12
EQ/MFS INTERNATIONAL VALUE	0.50%	IB	$237.86	58
EQ/MFS INTERNATIONAL VALUE	0.70%	IB	$233.26	—
EQ/MFS INTERNATIONAL VALUE	0.70%	IB	$244.35	19
EQ/MFS INTERNATIONAL VALUE	0.80%	IB	$230.99	26
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$228.75	32
EQ/MFS INTERNATIONAL VALUE	0.90%	IB	$239.80	77
EQ/MFS INTERNATIONAL VALUE	0.95%	IB	$238.67	19
EQ/MFS INTERNATIONAL VALUE	1.00%	IB	$226.53	6
EQ/MFS INTERNATIONAL VALUE	1.10%	IB	$224.32	20
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$222.12	1,405
EQ/MFS INTERNATIONAL VALUE	1.20%	IB	$233.11	14
EQ/MFS INTERNATIONAL VALUE	1.25%	IB	$232.02	115
EQ/MFS INTERNATIONAL VALUE	1.34%	IB	$230.05	888
EQ/MFS INTERNATIONAL VALUE	1.45%	IB	$193.09	—

EQ/MFS MID CAP FOCUSED GROWTH	0.50%	IB	$238.19	6
EQ/MFS MID CAP FOCUSED GROWTH	0.70%	IB	$234.08	10
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$232.05	7
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$230.04	40
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	IB	$229.04	6
EQ/MFS MID CAP FOCUSED GROWTH	1.00%	IB	$228.05	2
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	IB	$226.06	9
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	IB	$224.09	426
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	IB	$223.12	67
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	IB	$221.37	396
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	IB	$219.24	—

EQ/MFS TECHNOLOGY	0.50%	IB	$449.41	11
EQ/MFS TECHNOLOGY	0.70%	IB	$441.04	4
EQ/MFS TECHNOLOGY	0.80%	IB	$436.92	5
EQ/MFS TECHNOLOGY	0.90%	IB	$432.84	16
EQ/MFS TECHNOLOGY	0.95%	IB	$430.81	4
EQ/MFS TECHNOLOGY	1.00%	IB	$428.79	1
EQ/MFS TECHNOLOGY	1.10%	IB	$424.76	9
EQ/MFS TECHNOLOGY	1.20%	IB	$420.76	247
EQ/MFS TECHNOLOGY	1.25%	IB	$418.79	32
EQ/MFS TECHNOLOGY	1.34%	IB	$415.24	202
EQ/MFS TECHNOLOGY	1.45%	IB	$320.68	—

EQ/MFS UTILITIES SERIES	0.40%	IB	$186.67	12
EQ/MFS UTILITIES SERIES	0.50%	IB	$236.10	3
EQ/MFS UTILITIES SERIES	0.70%	IB	$231.71	3
EQ/MFS UTILITIES SERIES	0.80%	IB	$229.54	5
EQ/MFS UTILITIES SERIES	0.90%	IB	$227.39	37
EQ/MFS UTILITIES SERIES	0.95%	IB	$226.33	5
EQ/MFS UTILITIES SERIES	1.00%	IB	$225.27	—

The accompanying notes are an integral part of these financial statements.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS UTILITIES SERIES	1.10%	IB	$223.15	9
EQ/MFS UTILITIES SERIES	1.20%	IB	$221.05	252
EQ/MFS UTILITIES SERIES	1.25%	IB	$220.01	67
EQ/MFS UTILITIES SERIES	1.34%	IB	$218.15	214
EQ/MFS UTILITIES SERIES	1.45%	IB	$176.25	—

EQ/MID CAP INDEX	0.40%	IB	$219.91	45
EQ/MID CAP INDEX	0.50%	IB	$300.57	10
EQ/MID CAP INDEX	0.70%	IB	$282.43	11
EQ/MID CAP INDEX	0.80%	IB	$456.57	3
EQ/MID CAP INDEX	0.90%	IB	$271.64	153
EQ/MID CAP INDEX	0.95%	IB	$269.01	41
EQ/MID CAP INDEX	1.00%	IB	$266.40	4
EQ/MID CAP INDEX	1.10%	IB	$261.24	28
EQ/MID CAP INDEX	1.20%	IB	$256.17	809
EQ/MID CAP INDEX	1.25%	IB	$175.03	244
EQ/MID CAP INDEX	1.30%	IB	$204.16	3
EQ/MID CAP INDEX	1.34%	IB	$249.25	1,738
EQ/MID CAP INDEX	1.35%	IB	$248.76	—
EQ/MID CAP INDEX	1.45%	IB	$243.93	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.50%	IB	$377.50	2
EQ/MID CAP VALUE MANAGED VOLATILITY	0.70%	IB	$294.63	5
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IB	$424.11	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$282.15	24
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$349.17	10
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$352.82	43
EQ/MID CAP VALUE MANAGED VOLATILITY	1.00%	IB	$276.11	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	IB	$270.18	7
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$263.54	153
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$264.36	25
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$168.21	22
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$192.23	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	IB	$323.55	1,261
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$255.87	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	IB	$249.60	1

EQ/MODERATE ALLOCATION	0.70%	A	$252.60	22
EQ/MODERATE ALLOCATION+	0.70%	A	$253.14	1
EQ/MODERATE ALLOCATION+	0.90%	A	$188.92	8
EQ/MODERATE ALLOCATION	0.90%	A	$295.93	264
EQ/MODERATE ALLOCATION+	0.90%	A	$300.18	18
EQ/MODERATE ALLOCATION	1.20%	A	$254.72	29
EQ/MODERATE ALLOCATION+	1.34%	A	$94.49	8,420
EQ/MODERATE ALLOCATION	1.35%	A	$295.23	648
EQ/MODERATE ALLOCATION	1.35%	A	$297.11	9
EQ/MODERATE ALLOCATION	1.45%	A	$187.72	3
EQ/MODERATE ALLOCATION	0.40%	B	$148.08	23
EQ/MODERATE ALLOCATION	0.50%	B	$184.05	92
EQ/MODERATE ALLOCATION	0.70%	B	$194.05	—
EQ/MODERATE ALLOCATION	0.80%	B	$205.22	11
EQ/MODERATE ALLOCATION	0.90%	B	$207.28	70
EQ/MODERATE ALLOCATION	0.95%	B	$184.36	97

The accompanying notes are an integral part of these financial statements.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE ALLOCATION	1.00%	B	$202.70	3
EQ/MODERATE ALLOCATION	1.10%	B	$178.76	181
EQ/MODERATE ALLOCATION	1.20%	B	$191.63	2,182
EQ/MODERATE ALLOCATION	1.25%	B	$131.08	297
EQ/MODERATE ALLOCATION	1.30%	B	$141.77	65

EQ/MODERATE GROWTH STRATEGY	0.50%	IB	$164.47	53
EQ/MODERATE GROWTH STRATEGY	0.70%	IB	$161.96	1
EQ/MODERATE GROWTH STRATEGY	0.80%	IB	$160.72	—
EQ/MODERATE GROWTH STRATEGY	0.90%	IB	$159.49	21
EQ/MODERATE GROWTH STRATEGY	0.95%	IB	$158.87	5
EQ/MODERATE GROWTH STRATEGY	1.00%	IB	$158.26	1
EQ/MODERATE GROWTH STRATEGY	1.10%	IB	$157.04	18
EQ/MODERATE GROWTH STRATEGY	1.20%	IB	$155.83	312
EQ/MODERATE GROWTH STRATEGY	1.25%	IB	$155.23	59
EQ/MODERATE GROWTH STRATEGY	1.34%	IB	$154.15	125
EQ/MODERATE GROWTH STRATEGY	1.45%	IB	$152.84	—

EQ/MODERATE-PLUS ALLOCATION	0.50%	B	$241.02	32
EQ/MODERATE-PLUS ALLOCATION	0.70%	B	$233.25	24
EQ/MODERATE-PLUS ALLOCATION	0.80%	B	$254.98	11
EQ/MODERATE-PLUS ALLOCATION	0.90%	B	$225.74	427
EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$223.90	148
EQ/MODERATE-PLUS ALLOCATION	1.00%	B	$222.08	4
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$218.46	162
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$214.89	1,884
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$141.40	138
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$155.01	63
EQ/MODERATE-PLUS ALLOCATION	1.34%	B	$210.00	3,044
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$209.65	4
EQ/MODERATE-PLUS ALLOCATION	1.45%	B	$206.22	1

EQ/MONEY MARKET++	0.00%	IA	$1.03	488
EQ/MONEY MARKET++	0.70%	IA	$1.03	3
EQ/MONEY MARKET	0.70%	IA	$130.65	3
EQ/MONEY MARKET+	0.74%	IA	$46.28	15
EQ/MONEY MARKET++	0.90%	IA	$1.03	387
EQ/MONEY MARKET	0.90%	IA	$134.06	27
EQ/MONEY MARKET++	1.20%	IA	$1.03	3
EQ/MONEY MARKET	1.20%	IA	$121.30	1
EQ/MONEY MARKET++	1.34%	IA	$1.03	51
EQ/MONEY MARKET	1.35%	IA	$129.80	63
EQ/MONEY MARKET	1.35%	IA	$130.42	11
EQ/MONEY MARKET+	1.40%	IA	$32.99	691
EQ/MONEY MARKET	1.45%	IA	$107.51	—
EQ/MONEY MARKET++	0.00%	IB	$1.03	746
EQ/MONEY MARKET++	0.40%	IB	$1.03	22
EQ/MONEY MARKET	0.40%	IB	$100.22	6
EQ/MONEY MARKET++	0.50%	IB	$1.03	32
EQ/MONEY MARKET	0.50%	IB	$115.90	3
EQ/MONEY MARKET++	0.70%	IB	$1.03	1
EQ/MONEY MARKET++	0.80%	IB	$1.03	64
EQ/MONEY MARKET	0.80%	IB	$94.67	—

The accompanying notes are an integral part of these financial statements.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET++	0.90%	IB	$1.03	143
EQ/MONEY MARKET	0.90%	IB	$106.47	—
EQ/MONEY MARKET	0.90%	IB	$117.69	2
EQ/MONEY MARKET	0.95%	IB	$111.77	62
EQ/MONEY MARKET++	1.00%	IB	$1.03	3
EQ/MONEY MARKET	1.00%	IB	$101.10	1
EQ/MONEY MARKET++	1.10%	IB	$1.03	132
EQ/MONEY MARKET	1.10%	IB	$108.38	24
EQ/MONEY MARKET++	1.20%	IB	$1.03	5,727
EQ/MONEY MARKET	1.20%	IB	$110.16	61
EQ/MONEY MARKET	1.25%	IB	$92.04	63
EQ/MONEY MARKET	1.30%	IB	$93.82	3

EQ/OPPENHEIMER GLOBAL	0.50%	IB	$234.11	18
EQ/OPPENHEIMER GLOBAL	0.70%	IB	$227.91	4
EQ/OPPENHEIMER GLOBAL	0.80%	IB	$381.28	4
EQ/OPPENHEIMER GLOBAL	0.90%	IB	$221.88	25
EQ/OPPENHEIMER GLOBAL	0.95%	IB	$220.39	9
EQ/OPPENHEIMER GLOBAL	1.00%	IB	$218.92	1
EQ/OPPENHEIMER GLOBAL	1.10%	IB	$215.99	16
EQ/OPPENHEIMER GLOBAL	1.20%	IB	$213.09	519
EQ/OPPENHEIMER GLOBAL	1.25%	IB	$174.46	72
EQ/OPPENHEIMER GLOBAL	1.30%	IB	$199.53	1
EQ/OPPENHEIMER GLOBAL	1.34%	IB	$209.11	447
EQ/OPPENHEIMER GLOBAL	1.45%	IB	$206.03	—

EQ/PIMCO GLOBAL REAL RETURN	0.50%	IB	$112.93	26
EQ/PIMCO GLOBAL REAL RETURN	0.70%	IB	$111.43	14
EQ/PIMCO GLOBAL REAL RETURN	0.80%	IB	$110.68	8
EQ/PIMCO GLOBAL REAL RETURN	0.90%	IB	$109.94	25
EQ/PIMCO GLOBAL REAL RETURN	0.95%	IB	$109.58	10
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$109.21	1
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$108.48	11
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$107.75	182
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$107.39	53
EQ/PIMCO GLOBAL REAL RETURN	1.34%	IB	$106.74	100
EQ/PIMCO GLOBAL REAL RETURN	1.45%	IB	$105.95	—

EQ/PIMCO ULTRA SHORT BOND	1.10%	IA	$98.85	1
EQ/PIMCO ULTRA SHORT BOND	0.50%	IB	$118.39	5
EQ/PIMCO ULTRA SHORT BOND	0.70%	IB	$114.94	4
EQ/PIMCO ULTRA SHORT BOND	0.80%	IB	$107.83	1
EQ/PIMCO ULTRA SHORT BOND	0.90%	IB	$111.59	31
EQ/PIMCO ULTRA SHORT BOND	0.95%	IB	$110.77	46
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$109.96	—
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$108.34	29
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$106.74	177
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$107.32	52
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$106.38	1
EQ/PIMCO ULTRA SHORT BOND	1.34%	IB	$104.54	364
EQ/PIMCO ULTRA SHORT BOND	1.35%	IB	$104.39	—
EQ/PIMCO ULTRA SHORT BOND	1.45%	IB	$102.85	—

The accompanying notes are an integral part of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/QUALITY BOND PLUS	0.70%	IA	$176.00	1
EQ/QUALITY BOND PLUS	0.90%	IA	$191.11	9
EQ/QUALITY BOND PLUS	1.20%	IA	$165.72	1
EQ/QUALITY BOND PLUS	1.34%	IA	$181.92	285
EQ/QUALITY BOND PLUS	1.35%	IA	$191.52	1
EQ/QUALITY BOND PLUS	1.45%	IA	$141.57	—
EQ/QUALITY BOND PLUS	0.50%	IB	$157.31	3
EQ/QUALITY BOND PLUS	0.80%	IB	$118.68	—
EQ/QUALITY BOND PLUS	0.90%	IB	$154.19	2
EQ/QUALITY BOND PLUS	0.95%	IB	$151.03	30
EQ/QUALITY BOND PLUS	1.00%	IB	$121.58	—
EQ/QUALITY BOND PLUS	1.10%	IB	$146.44	8
EQ/QUALITY BOND PLUS	1.20%	IB	$144.73	72
EQ/QUALITY BOND PLUS	1.25%	IB	$106.52	18
EQ/QUALITY BOND PLUS	1.30%	IB	$106.34	1

EQ/SMALL COMPANY INDEX	0.40%	IB	$213.87	44
EQ/SMALL COMPANY INDEX	0.50%	IB	$380.22	2
EQ/SMALL COMPANY INDEX	0.70%	IB	$366.62	3
EQ/SMALL COMPANY INDEX	0.80%	IB	$435.61	1
EQ/SMALL COMPANY INDEX	0.90%	IB	$353.51	47
EQ/SMALL COMPANY INDEX	0.95%	IB	$350.30	13
EQ/SMALL COMPANY INDEX	1.00%	IB	$347.13	1
EQ/SMALL COMPANY INDEX	1.10%	IB	$340.84	13
EQ/SMALL COMPANY INDEX	1.20%	IB	$334.65	262
EQ/SMALL COMPANY INDEX	1.25%	IB	$189.16	96
EQ/SMALL COMPANY INDEX	1.30%	IB	$207.73	2
EQ/SMALL COMPANY INDEX	1.34%	IB	$326.19	628
EQ/SMALL COMPANY INDEX	1.35%	IB	$325.59	—
EQ/SMALL COMPANY INDEX	1.45%	IB	$319.67	—

EQ/T. ROWE PRICE GROWTH STOCK	0.40%	IB	$284.01	27
EQ/T. ROWE PRICE GROWTH STOCK	0.50%	IB	$356.40	14
EQ/T. ROWE PRICE GROWTH STOCK	0.70%	IB	$345.63	15
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$535.26	10
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$335.19	102
EQ/T. ROWE PRICE GROWTH STOCK	0.95%	IB	$332.63	23
EQ/T. ROWE PRICE GROWTH STOCK	1.00%	IB	$330.09	6
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$325.05	31
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$320.07	1,200
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$270.55	263
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$291.98	2
EQ/T. ROWE PRICE GROWTH STOCK	1.34%	IB	$313.24	1,093
EQ/T. ROWE PRICE GROWTH STOCK	1.35%	IB	$312.76	1
EQ/T. ROWE PRICE GROWTH STOCK	1.45%	IB	$307.96	—

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$158.93	2
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$154.72	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$283.15	1
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$150.63	12
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$149.62	5
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$148.62	—
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$146.63	5

The accompanying notes are an integral part of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$144.66	128
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$123.99	11
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$138.47	7
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$141.96	175
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$139.87	—

EQ/UBS GROWTH & INCOME	0.50%	IB	$304.53	—
EQ/UBS GROWTH & INCOME	0.70%	IB	$295.33	—
EQ/UBS GROWTH & INCOME	0.90%	IB	$286.41	10
EQ/UBS GROWTH & INCOME	0.95%	IB	$284.22	4
EQ/UBS GROWTH & INCOME	1.10%	IB	$277.74	2
EQ/UBS GROWTH & INCOME	1.20%	IB	$273.49	17
EQ/UBS GROWTH & INCOME	1.25%	IB	$189.83	63
EQ/UBS GROWTH & INCOME	1.30%	IB	$209.60	1
EQ/UBS GROWTH & INCOME	1.34%	IB	$267.65	83
EQ/UBS GROWTH & INCOME	1.35%	IB	$267.24	—
EQ/UBS GROWTH & INCOME	1.45%	IB	$263.14	—

EQ/WELLINGTON ENERGY	0.40%	IB	$67.81	9
EQ/WELLINGTON ENERGY	0.50%	IB	$69.87	9
EQ/WELLINGTON ENERGY	0.70%	IB	$68.52	—
EQ/WELLINGTON ENERGY	0.70%	IB	$77.47	2
EQ/WELLINGTON ENERGY	0.80%	IB	$67.85	2
EQ/WELLINGTON ENERGY	0.90%	IB	$67.19	6
EQ/WELLINGTON ENERGY	0.90%	IB	$76.03	18
EQ/WELLINGTON ENERGY	0.95%	IB	$75.67	6
EQ/WELLINGTON ENERGY	1.00%	IB	$66.54	1
EQ/WELLINGTON ENERGY	1.10%	IB	$65.89	15
EQ/WELLINGTON ENERGY	1.20%	IB	$65.24	272
EQ/WELLINGTON ENERGY	1.20%	IB	$73.91	13
EQ/WELLINGTON ENERGY	1.25%	IB	$73.56	29
EQ/WELLINGTON ENERGY	1.34%	IB	$72.94	217
EQ/WELLINGTON ENERGY	1.45%	IB	$54.45	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.50%	SERVICE CLASS 2	$237.87	6
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$231.00	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$228.75	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$226.53	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$224.32	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$222.13	70

FIDELITY® VIP MID CAP PORTFOLIO	0.50%	SERVICE CLASS 2	$221.31	5
FIDELITY® VIP MID CAP PORTFOLIO	0.70%	SERVICE CLASS 2	$217.03	—
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$214.92	3
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$212.83	4
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$210.76	1
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$208.70	3
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$206.66	318

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.50%	SERIES II	$279.40	4
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.80%	SERIES II	$271.33	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	0.90%	SERIES II	$268.70	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.00%	SERIES II	$266.09	—
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.10%	SERIES II	$263.49	1
INVESCO OPPENHEIMER V.I. MAIN STREET FUND	1.20%	SERIES II	$260.92	30

The accompanying notes are an integral part of these financial statements.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$141.34	17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.50%	SERIES II	$222.56	29
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.70%	SERIES II	$218.26	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.80%	SERIES II	$216.14	5
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.90%	SERIES II	$214.04	9
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.00%	SERIES II	$211.96	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.10%	SERIES II	$209.89	3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$207.84	252

INVESCO V.I. HIGH YIELD FUND	0.50%	SERIES II	$144.29	7
INVESCO V.I. HIGH YIELD FUND	0.70%	SERIES II	$141.80	3
INVESCO V.I. HIGH YIELD FUND	0.80%	SERIES II	$140.57	2
INVESCO V.I. HIGH YIELD FUND	0.90%	SERIES II	$139.35	13
INVESCO V.I. HIGH YIELD FUND	0.95%	SERIES II	$138.75	8
INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$138.14	1
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$136.94	6
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$135.75	193
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$135.16	51
INVESCO V.I. HIGH YIELD FUND	1.34%	SERIES II	$134.10	85
INVESCO V.I. HIGH YIELD FUND	1.45%	SERIES II	$132.81	—

INVESCO V.I. MID CAP CORE EQUITY FUND	0.50%	SERIES II	$190.28	1
INVESCO V.I. MID CAP CORE EQUITY FUND	0.70%	SERIES II	$204.91	—
INVESCO V.I. MID CAP CORE EQUITY FUND	0.80%	SERIES II	$184.79	4
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$182.99	2
INVESCO V.I. MID CAP CORE EQUITY FUND	0.90%	SERIES II	$201.10	5
INVESCO V.I. MID CAP CORE EQUITY FUND	0.95%	SERIES II	$200.15	1
INVESCO V.I. MID CAP CORE EQUITY FUND	1.00%	SERIES II	$181.21	—
INVESCO V.I. MID CAP CORE EQUITY FUND	1.10%	SERIES II	$179.44	3
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$177.69	56
INVESCO V.I. MID CAP CORE EQUITY FUND	1.20%	SERIES II	$195.48	4
INVESCO V.I. MID CAP CORE EQUITY FUND	1.25%	SERIES II	$194.57	7
INVESCO V.I. MID CAP CORE EQUITY FUND	1.34%	SERIES II	$192.92	50
INVESCO V.I. MID CAP CORE EQUITY FUND	1.45%	SERIES II	$153.93	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.50%	SERIES II	$210.76	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.70%	SERIES II	$236.32	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$204.68	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$202.69	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$231.92	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.95%	SERIES II	$230.83	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$200.72	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$198.76	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$196.82	27
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$225.45	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$224.39	3
INVESCO V.I. SMALL CAP EQUITY FUND	1.34%	SERIES II	$222.49	17

IVY VIP HIGH INCOME	0.50%	CLASS II	$180.59	30
IVY VIP HIGH INCOME	0.70%	CLASS II	$177.23	14
IVY VIP HIGH INCOME	0.80%	CLASS II	$175.57	18
IVY VIP HIGH INCOME	0.90%	CLASS II	$173.93	107
IVY VIP HIGH INCOME	0.95%	CLASS II	$173.11	24
IVY VIP HIGH INCOME	1.00%	CLASS II	$172.30	3

The accompanying notes are an integral part of these financial statements.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
IVY VIP HIGH INCOME	1.10%	CLASS II	$170.69	25
IVY VIP HIGH INCOME	1.20%	CLASS II	$169.08	768
IVY VIP HIGH INCOME	1.25%	CLASS II	$168.29	232
IVY VIP HIGH INCOME	1.34%	CLASS II	$166.86	399
IVY VIP HIGH INCOME	1.45%	CLASS II	$147.28	—

IVY VIP SMALL CAP GROWTH	0.50%	CLASS II	$226.13	5
IVY VIP SMALL CAP GROWTH	0.70%	CLASS II	$175.62	1
IVY VIP SMALL CAP GROWTH	0.80%	CLASS II	$219.60	2
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$172.59	3
IVY VIP SMALL CAP GROWTH	0.90%	CLASS II	$217.46	3
IVY VIP SMALL CAP GROWTH	0.95%	CLASS II	$171.84	2
IVY VIP SMALL CAP GROWTH	1.00%	CLASS II	$215.35	—
IVY VIP SMALL CAP GROWTH	1.10%	CLASS II	$213.25	3
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$168.13	2
IVY VIP SMALL CAP GROWTH	1.20%	CLASS II	$211.16	102
IVY VIP SMALL CAP GROWTH	1.25%	CLASS II	$167.40	15
IVY VIP SMALL CAP GROWTH	1.34%	CLASS II	$166.08	84

MFS® INVESTORS TRUST SERIES	0.50%	SERVICE CLASS	$272.81	1
MFS® INVESTORS TRUST SERIES	0.70%	SERVICE CLASS	$301.26	—
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$264.93	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$262.36	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$295.65	4
MFS® INVESTORS TRUST SERIES	0.95%	SERVICE CLASS	$294.27	1
MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$259.81	—
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$257.28	1
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$254.76	38
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$287.41	1
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$286.06	10
MFS® INVESTORS TRUST SERIES	1.34%	SERVICE CLASS	$283.63	28
MFS® INVESTORS TRUST SERIES	1.45%	SERVICE CLASS	$229.51	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.50%	SERVICE CLASS	$365.68	3
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.70%	SERVICE CLASS	$358.88	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$355.52	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$352.20	7
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$350.55	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.00%	SERVICE CLASS	$348.90	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$345.63	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$342.37	44
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$340.77	5
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$337.88	38

The accompanying notes are an integral part of these financial statements.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.45%	SERVICE CLASS	$262.58	—

MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IA	$233.70	7
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$175.59	7
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$282.57	17
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$282.61	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$285.29	11
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IA	$240.56	9
MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	IA	$212.82	2,555
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$349.71	336
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$368.19	9
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	IA	$191.20	3
MULTIMANAGER AGGRESSIVE EQUITY	0.50%	IB	$217.50	2
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IB	$504.27	—
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IB	$208.89	12
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	IB	$218.11	28
MULTIMANAGER AGGRESSIVE EQUITY	1.00%	IB	$408.97	—
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	IB	$211.48	5
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IB	$195.11	97
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	IB	$223.45	10
MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$257.99	1

MULTIMANAGER CORE BOND	0.40%	IB	$113.30	4
MULTIMANAGER CORE BOND	0.50%	IB	$180.34	8
MULTIMANAGER CORE BOND	0.70%	IB	$173.92	2
MULTIMANAGER CORE BOND	0.80%	IB	$135.98	4
MULTIMANAGER CORE BOND	0.90%	IB	$167.72	21
MULTIMANAGER CORE BOND	0.95%	IB	$166.21	50
MULTIMANAGER CORE BOND	1.00%	IB	$164.71	1
MULTIMANAGER CORE BOND	1.10%	IB	$161.74	25
MULTIMANAGER CORE BOND	1.20%	IB	$158.81	260
MULTIMANAGER CORE BOND	1.25%	IB	$137.92	53
MULTIMANAGER CORE BOND	1.30%	IB	$136.15	2
MULTIMANAGER CORE BOND	1.34%	IB	$154.81	286
MULTIMANAGER CORE BOND	1.35%	IB	$154.53	—
MULTIMANAGER CORE BOND	1.45%	IB	$151.73	—

MULTIMANAGER MID CAP GROWTH	0.50%	IB	$316.65	—
MULTIMANAGER MID CAP GROWTH	0.70%	IB	$305.37	1
MULTIMANAGER MID CAP GROWTH	0.70%	IB	$330.71	—
MULTIMANAGER MID CAP GROWTH	0.80%	IB	$486.17	—
MULTIMANAGER MID CAP GROWTH	0.90%	IB	$294.49	11
MULTIMANAGER MID CAP GROWTH	0.95%	IB	$291.83	14
MULTIMANAGER MID CAP GROWTH	1.00%	IB	$289.20	—
MULTIMANAGER MID CAP GROWTH	1.10%	IB	$283.98	3
MULTIMANAGER MID CAP GROWTH	1.20%	IB	$278.84	22
MULTIMANAGER MID CAP GROWTH	1.25%	IB	$223.41	13
MULTIMANAGER MID CAP GROWTH	1.30%	IB	$258.50	1
MULTIMANAGER MID CAP GROWTH	1.34%	IB	$271.82	250
MULTIMANAGER MID CAP GROWTH	1.34%	IB	$406.53	5
MULTIMANAGER MID CAP GROWTH	1.35%	IB	$271.32	—
MULTIMANAGER MID CAP GROWTH	1.45%	IB	$266.41	—

The accompanying notes are an integral part of these financial statements.

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

MULTIMANAGER MID CAP VALUE	0.40%	IB	$197.71	1
MULTIMANAGER MID CAP VALUE	0.50%	IB	$299.70	—
MULTIMANAGER MID CAP VALUE	0.70%	IB	$289.03	—
MULTIMANAGER MID CAP VALUE	0.80%	IB	$373.41	—
MULTIMANAGER MID CAP VALUE	0.90%	IB	$278.73	11
MULTIMANAGER MID CAP VALUE	0.95%	IB	$276.22	11
MULTIMANAGER MID CAP VALUE	1.00%	IB	$273.72	—
MULTIMANAGER MID CAP VALUE	1.10%	IB	$268.78	3
MULTIMANAGER MID CAP VALUE	1.20%	IB	$263.92	17
MULTIMANAGER MID CAP VALUE	1.25%	IB	$167.10	7
MULTIMANAGER MID CAP VALUE	1.30%	IB	$191.46	1
MULTIMANAGER MID CAP VALUE	1.34%	IB	$257.28	143
MULTIMANAGER MID CAP VALUE	1.34%	IB	$327.62	3
MULTIMANAGER MID CAP VALUE	1.45%	IB	$252.16	—

MULTIMANAGER TECHNOLOGY	0.50%	IB	$456.71	2
MULTIMANAGER TECHNOLOGY	0.70%	IB	$440.44	1
MULTIMANAGER TECHNOLOGY	0.70%	IB	$499.74	—
MULTIMANAGER TECHNOLOGY	0.80%	IB	$670.89	—
MULTIMANAGER TECHNOLOGY	0.90%	IB	$424.76	17
MULTIMANAGER TECHNOLOGY	0.95%	IB	$420.92	18
MULTIMANAGER TECHNOLOGY	1.00%	IB	$417.13	1
MULTIMANAGER TECHNOLOGY	1.10%	IB	$409.60	10
MULTIMANAGER TECHNOLOGY	1.20%	IB	$402.19	126
MULTIMANAGER TECHNOLOGY	1.25%	IB	$332.72	23
MULTIMANAGER TECHNOLOGY	1.30%	IB	$389.79	2
MULTIMANAGER TECHNOLOGY	1.34%	IB	$392.07	422
MULTIMANAGER TECHNOLOGY	1.34%	IB	$608.71	5
MULTIMANAGER TECHNOLOGY	1.35%	IB	$391.34	1
MULTIMANAGER TECHNOLOGY	1.45%	IB	$384.26	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$96.41	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.50%	ADVISOR CLASS	$66.35	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$64.43	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$63.81	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$63.19	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$62.57	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$61.96	134

TARGET 2015 ALLOCATION	0.40%	B	$149.46	—
TARGET 2015 ALLOCATION	0.50%	B	$162.29	14
TARGET 2015 ALLOCATION	0.70%	B	$157.99	—
TARGET 2015 ALLOCATION	0.80%	B	$223.47	—
TARGET 2015 ALLOCATION	0.90%	B	$153.81	7
TARGET 2015 ALLOCATION	0.95%	B	$152.78	5
TARGET 2015 ALLOCATION	1.10%	B	$149.73	2
TARGET 2015 ALLOCATION	1.20%	B	$147.72	27
TARGET 2015 ALLOCATION	1.25%	B	$127.15	16
TARGET 2015 ALLOCATION	1.34%	B	$144.96	58
TARGET 2025 ALLOCATION	0.40%	B	$169.67	—
TARGET 2025 ALLOCATION	0.50%	B	$180.58	53
TARGET 2025 ALLOCATION	0.70%	B	$175.80	4
TARGET 2025 ALLOCATION	0.80%	B	$270.36	—

The accompanying notes are an integral part of these financial statements.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2025 ALLOCATION	0.90%	B	$171.15	35
TARGET 2025 ALLOCATION	0.95%	B	$170.00	8
TARGET 2025 ALLOCATION	1.00%	B	$168.87	—
TARGET 2025 ALLOCATION	1.10%	B	$166.61	16
TARGET 2025 ALLOCATION	1.20%	B	$164.37	155
TARGET 2025 ALLOCATION	1.25%	B	$139.17	29
TARGET 2025 ALLOCATION	1.34%	B	$161.30	256
TARGET 2025 ALLOCATION	1.35%	B	$161.08	—

TARGET 2035 ALLOCATION	0.40%	B	$182.42	2
TARGET 2035 ALLOCATION	0.50%	B	$191.72	45
TARGET 2035 ALLOCATION	0.70%	B	$186.64	2
TARGET 2035 ALLOCATION	0.80%	B	$304.29	2
TARGET 2035 ALLOCATION	0.90%	B	$181.70	36
TARGET 2035 ALLOCATION	0.95%	B	$180.49	5
TARGET 2035 ALLOCATION	1.00%	B	$179.28	—
TARGET 2035 ALLOCATION	1.10%	B	$176.88	14
TARGET 2035 ALLOCATION	1.20%	B	$174.51	232
TARGET 2035 ALLOCATION	1.25%	B	$145.45	14
TARGET 2035 ALLOCATION	1.34%	B	$171.25	301
TARGET 2035 ALLOCATION	1.35%	B	$171.02	—
TARGET 2035 ALLOCATION	1.45%	B	$168.72	—

TARGET 2045 ALLOCATION	0.40%	B	$193.30	1
TARGET 2045 ALLOCATION	0.50%	B	$198.65	39
TARGET 2045 ALLOCATION	0.70%	B	$193.39	1
TARGET 2045 ALLOCATION	0.80%	B	$335.78	2
TARGET 2045 ALLOCATION	0.90%	B	$188.27	31
TARGET 2045 ALLOCATION	0.95%	B	$187.01	5
TARGET 2045 ALLOCATION	1.00%	B	$185.76	—
TARGET 2045 ALLOCATION	1.10%	B	$183.28	15
TARGET 2045 ALLOCATION	1.20%	B	$180.82	225
TARGET 2045 ALLOCATION	1.25%	B	$148.29	6
TARGET 2045 ALLOCATION	1.34%	B	$177.44	208
TARGET 2045 ALLOCATION	1.35%	B	$177.20	—
TARGET 2045 ALLOCATION	1.45%	B	$174.82	—

TARGET 2055 ALLOCATION	0.50%	B	$139.02	29
TARGET 2055 ALLOCATION	0.70%	B	$137.73	—
TARGET 2055 ALLOCATION	0.80%	B	$137.09	2
TARGET 2055 ALLOCATION	0.90%	B	$136.45	12
TARGET 2055 ALLOCATION	0.95%	B	$136.13	—
TARGET 2055 ALLOCATION	1.00%	B	$135.81	—
TARGET 2055 ALLOCATION	1.10%	B	$135.18	4
TARGET 2055 ALLOCATION	1.20%	B	$134.54	113
TARGET 2055 ALLOCATION	1.25%	B	$134.23	1
TARGET 2055 ALLOCATION	1.34%	B	$133.66	36

TEMPLETON GLOBAL BOND VIP FUND	0.50%	CLASS 2	$123.47	20
TEMPLETON GLOBAL BOND VIP FUND	0.70%	CLASS 2	$121.08	—
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$119.91	12
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$118.74	8
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$117.59	1

The accompanying notes are an integral part of these financial statements.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$116.44	3
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$115.30	597

VANECK VIP GLOBAL HARD ASSETS FUND	0.50%	CLASS S	$54.75	4
VANECK VIP GLOBAL HARD ASSETS FUND	0.70%	CLASS S	$53.80	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.80%	CLASS S	$53.33	1
VANECK VIP GLOBAL HARD ASSETS FUND	0.90%	CLASS S	$52.87	28
VANECK VIP GLOBAL HARD ASSETS FUND	0.95%	CLASS S	$52.64	7
VANECK VIP GLOBAL HARD ASSETS FUND	1.00%	CLASS S	$52.41	—
VANECK VIP GLOBAL HARD ASSETS FUND	1.10%	CLASS S	$51.96	8
VANECK VIP GLOBAL HARD ASSETS FUND	1.20%	CLASS S	$51.50	134
VANECK VIP GLOBAL HARD ASSETS FUND	1.25%	CLASS S	$51.28	23
VANECK VIP GLOBAL HARD ASSETS FUND	1.34%	CLASS S	$50.88	195
VANECK VIP GLOBAL HARD ASSETS FUND	1.45%	CLASS S	$50.39	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a — .
+	In 2019, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2019, the contract charges were 0.00%.

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE DYNAMIC ALLOCATION*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,107	$263,075	$377,977	$2,428,530	$658,179	$6,411,254
Expenses:
Asset-based charges	1,322	152,924	125,671	1,298,687	202,294	13,115,779

Net Investment Income (Loss)	6,785	110,151	252,306	1,129,843	455,885	(6,704,525)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain distribution from the Portfolios	207	126,553	23,494	(10,061,458)	(201,275)	12,059,215
Net realized gain (loss)	3,191	425,075	—	1,416,212	254,343	28,365,807

	3,398	551,628	23,494	(8,645,246)	53,068	40,425,022

Net change in unrealized appreciation (depreciation) of investments	8,887	1,195,346	413,550	28,995,146	607,347	165,972,177

Net Realized and Unrealized Gain (Loss) on Investments .	12,285	1,746,974	437,044	20,349,900	660,415	206,397,199

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,070	$1,857,125	$689,350	$21,479,743	$1,116,300	$199,692,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	1290 VT HIGH YIELD BOND*	1290 VT LOW VOLATILITY GLOBAL EQUITY*	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY*	1290 VT SOCIALLY RESPONSIBLE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,035,346	$1,498	$452	$50,895	$56,426	$562,292
Expenses:
Asset-based charges	222,527	467	3,606	46,926	44,466	741,114

Net Investment Income (Loss)	812,819	1,031	(3,154)	3,969	11,960	(178,822)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	32,911	2,294	(6,648)	(26,057)	56,824	1,734,084
Net realized gain distribution from the Portfolios	—	179	33,820	229,621	70,890	1,017,371

Net realized gain (loss)	32,911	2,473	27,172	203,564	127,714	2,751,455

Net change in unrealized appreciation (depreciation) of investments	1,008,918	1,566	28,067	644,902	663,696	12,191,139

Net Realized and Unrealized Gain (Loss) on Investments	1,041,829	4,039	55,239	848,466	791,410	14,942,594

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,854,648	$5,070	$52,085	$852,435	$803,370	$14,763,772

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	ALL ASSET GROWTH-ALT 20*	AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CHARTERSM MODERATE*	CHARTERSM MULTI-SECTOR BOND*	CHARTERSM SMALL CAP GROWTH*	CHARTERSM SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,444,746	$1,377,547	$9,706	$1,617,128	$995,530	$493,128
Expenses:
Asset-based charges	1,032,056	622,724	4,667	982,566	682,908	1,403,652
Less: Reduction for expense limitation	—	—	—	—	(709)	(3,135)

Net Expenses	1,032,056	622,724	4,667	982,566	682,199	1,400,517

Net Investment Income (Loss)	412,690	754,823	5,039	634,562	313,331	(907,389)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	424,230	(35,460)	1,910	(787,555)	2,021,985	5,793,376
Net realized gain distribution from the Portfolios	3,259,798	—	7,535	—	5,315,292	3,752,587

Net realized gain (loss)	3,684,028	(35,460)	9,445	(787,555)	7,337,277	9,545,963

Net change in unrealized appreciation (depreciation) of investments	9,291,539	3,109,920	31,393	4,402,648	5,632,509	12,967,069

Net Realized and Unrealized Gain (Loss) on Investments	12,975,567	3,074,460	40,838	3,615,093	12,969,786	22,513,032

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,388,257	$3,829,283	$45,877	$4,249,655	$13,283,117	$21,605,643

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$185,878	$505,539	$82,827	$207,347	$637,834
Expenses:
Asset-based charges	220,555	383,733	104,427	220,024	5,143,878

Net Investment Income (Loss)	(34,677)	121,806	(21,600)	(12,677)	(4,506,044)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(40,674)	1,242,540	(58,831)	287,023	780,147
Net realized gain distribution from the Portfolios	507,838	610,068	375,922	506,540	37,502,419

Net realized gain (loss)	467,164	1,852,608	317,091	793,563	38,282,566

Net change in unrealized appreciation (depreciation) of investments	3,275,467	5,629,144	1,452,749	1,644,700	55,713,955

Net Realized and Unrealized Gain (Loss) on Investments	3,742,631	7,481,752	1,769,840	2,438,263	93,996,521

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,707,954	$7,603,558	$1,748,240	$2,425,586	$89,490,477

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*	EQ/BLACKROCK BASIC VALUE EQUITY*	EQ/CAPITAL GUARDIAN RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,661,673	$2,017,000	$1,942,209	$15,045,836	$1,302,038	$41,672
Expenses:
Asset-based charges	8,956,331	1,170,858	1,627,558	9,792,844	2,998,236	1,998,015

Net Investment Income (Loss)	2,705,342	846,142	314,651	5,252,992	(1,696,198)	(1,956,343)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,159,201	465,988	2,860,757	29,095,227	15,357,608	1,472,091
Net realized gain distribution from the Portfolios	57,500,186	—	2,343,697	37,289,481	26,895,004	9,926,813

Net realized gain (loss)	60,659,387	465,988	5,204,454	66,384,708	42,252,612	11,398,904

Net change in unrealized appreciation (depreciation) of investments	84,882,878	22,429,314	11,451,213	79,536,403	20,326,864	30,964,310

Net Realized and Unrealized Gain (Loss) on Investments	145,542,265	22,895,302	16,655,667	145,921,111	62,579,476	42,363,214

Net Increase (Decrease) in Net Assets Resulting from Operations	$148,247,607	$23,741,444	$16,970,318	$151,174,103	$60,883,278	$40,406,871

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$91,634	$33,133,278	$1,685,349	$512,046	$156,419	$3,433,484
Expenses:
Asset-based charges	339,572	31,678,387	1,223,616	407,520	110,255	2,580,895
Less: Reduction for expense limitation	—	(5,727,119)	—	—	—	—

Net Expenses	339,572	25,951,268	1,223,616	407,520	110,255	2,580,895

Net Investment Income (Loss)	(247,938)	7,182,010	461,733	104,526	46,164	852,589

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,906,258)	138,957,077	(628,543)	445,654	44,929	(1,401,254)
Net realized gain distribution from the Portfolios	393,935	105,809,386	2,107,742	463,945	57,458	7,906,825

Net realized gain (loss)	(1,512,323)	244,766,463	1,479,199	909,599	102,387	6,505,571

Net change in unrealized appreciation (depreciation) of investments	8,839,269	329,709,349	5,721,027	2,680,894	554,525	16,930,932

Net Realized and Unrealized Gain (Loss) on Investments	7,326,946	574,475,812	7,200,226	3,590,493	656,912	23,436,503

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,079,008	$581,657,822	$7,661,959	$3,695,019	$703,076	$24,289,092

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/CORE BOND INDEX*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,312,394	$266,684	$30,376,450	$4,427,106	$2,294,519	$108,375
Expenses:
Asset-based charges	1,451,936	196,152	23,646,973	5,602,884	1,099,178	77,782

Net Investment Income (Loss)	860,458	70,532	6,729,477	(1,175,778)	1,195,341	30,593

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(197,193)	(232,274)	75,997,735	2,052,181	1,050,963	36,599
Net realized gain distribution from the Portfolios	—	—	38,180,259	—	1,710,976	31,480

Net realized gain (loss)	(197,193)	(232,274)	114,177,994	2,052,181	2,761,939	68,079

Net change in unrealized appreciation (depreciation) of investments	4,963,222	2,596,859	343,519,815	114,752,425	8,213,074	1,172,563

Net Realized and Unrealized Gain (Loss) on Investments	4,766,029	2,364,585	457,697,809	116,804,606	10,975,013	1,240,642

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,626,487	$2,435,117	$464,427,286	$115,628,828	$12,170,354	$1,271,235

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL BOND PLUS*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$173,471	$1,469,453	$395,125	$4,878,482	$514,175	$20,693
Expenses:
Asset-based charges	239,792	893,014	606,713	4,677,010	728,001	15,299

Net Investment Income (Loss)	(66,321)	576,439	(211,588)	201,472	(213,826)	5,394

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	297,087	(907,702)	(332,631)	15,145,856	604,319	43,600
Net realized gain distribution from the Portfolios	1,102,883	3,571,068	310,977	10,399,857	921,217	24,841

Net realized gain (loss)	1,399,970	2,663,366	(21,654)	25,545,713	1,525,536	68,441

Net change in unrealized appreciation (depreciation) of investments	2,720,553	10,031,376	2,590,860	50,897,621	13,384,598	157,700

Net Realized and Unrealized Gain (Loss) on Investments	4,120,523	12,694,742	2,569,206	76,443,334	14,910,134	226,141

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,054,202	$13,271,181	$2,357,618	$76,644,806	$14,696,308	$231,535

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$777,297	$3,176,181	$10,046,013	$317,231	$3,836,097	$2,463,714
Expenses:
Asset-based charges	632,257	2,020,187	4,572,726	159,622	2,116,433	1,497,319
Less: Reduction for expense limitation	(2,772)	—	—	—	—	—

Net Expenses	629,485	2,020,187	4,572,726	159,622	2,116,433	1,497,319

Net Investment Income (Loss)	147,812	1,155,994	5,473,287	157,609	1,719,664	966,395

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	141,360	1,864,748	497,134	104,898	3,601,833	4,933,854
Net realized gain distribution from the Portfolios	—	2,985,771	—	32,466	3,699,860	5,083,692

Net realized gain (loss)	141,360	4,850,519	497,134	137,364	7,301,693	10,017,546

Net change in unrealized appreciation (depreciation) of investments	1,129,981	23,885,874	59,345,106	2,023,373	22,592,724	13,675,847

Net Realized and Unrealized Gain (Loss) on Investments	1,271,341	28,736,393	59,842,240	2,160,737	29,894,417	23,693,393

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,419,153	$29,892,387	$65,315,527	$2,318,346	$31,614,081	$24,659,788

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/INVESCO GLOBAL REAL ESTATE*	EQ/INVESCO INTERNATIONAL GROWTH*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,432,661	$1,506,104	$65,038	$2,261,043	$429,719	$2,197,117
Expenses:
Asset-based charges	1,154,389	1,056,085	4,549,347	2,175,971	427,248	4,257,938

Net Investment Income (Loss)	3,278,272	450,019	(4,484,309)	85,072	2,471	(2,060,821)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,768,903	1,251,771	1,055,685	1,743,736	2,404,318	8,882,712
Net realized gain distribution from the Portfolios	4,192,366	1,587,728	24,344,799	2,510,970	2,222,903	25,506,029

Net realized gain (loss)	5,961,269	2,839,499	25,400,484	4,254,706	4,627,221	34,388,741

Net change in unrealized appreciation (depreciation) of investments	8,665,551	16,848,357	82,840,856	35,343,320	3,600,438	63,006,937

Net Realized and Unrealized Gain (Loss) on Investments	14,626,820	19,687,856	108,241,340	39,598,026	8,227,659	97,395,678

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,905,092	$20,137,875	$103,757,031	$39,683,098	$8,230,130	$95,334,857

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,281,311	$2,376,300	$15,432,100	$6,360,190	$25,888	$2,345,506
Expenses:
Asset-based charges	10,048,479	1,250,780	10,442,521	2,806,787	1,230,646	2,175,216

Net Investment Income (Loss)	(6,767,168)	1,125,520	4,989,579	3,553,403	(1,204,758)	170,290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	52,157,172	1,245,496	45,719,514	2,153,239	5,915,581	1,720,661
Net realized gain distribution from the Portfolios	62,967,141	5,848,795	48,506,929	2,438,016	5,562,728	5,627,485

Net realized gain (loss)	115,124,313	7,094,291	94,226,443	4,591,255	11,478,309	7,348,146

Net change in unrealized appreciation (depreciation) of investments	100,084,475	13,063,250	69,578,033	28,899,305	14,430,170	32,345,646

Net Realized and Unrealized Gain (Loss) on Investments	215,208,788	20,157,541	163,804,476	33,490,560	25,908,479	39,693,792

Net Increase (Decrease) in Net Assets Resulting from Operations	$208,441,620	$21,283,061	$168,794,055	$37,043,963	$24,703,721	$39,864,082

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MFS INTERNATIONAL VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,853,899	$31,037	$—	$3,585,024	$8,076,466	$6,414,207
Expenses:
Asset-based charges	6,582,267	2,389,213	2,421,670	1,521,054	8,797,843	6,096,403

Net Investment Income (Loss)	(2,728,368)	(2,358,176)	(2,421,670)	2,063,970	(721,377)	317,804

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,700,939	3,349,227	3,760,827	1,992,570	24,922,591	24,449,415
Net realized gain distribution from the Portfolios	1,380,090	786,394	—	176,698	29,350,496	26,466,660

Net realized gain (loss)	7,081,029	4,135,621	3,760,827	2,169,268	54,273,087	50,916,075

Net change in unrealized appreciation (depreciation) of investments	110,344,639	51,545,773	53,069,839	20,997,294	90,557,964	50,153,955

Net Realized and Unrealized Gain (Loss) on Investments	117,425,668	55,681,394	56,830,666	23,166,562	144,831,051	101,070,030

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,697,300	$53,323,218	$54,408,996	$25,230,532	$144,109,674	$101,387,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/OPPENHEIMER GLOBAL*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$25,712,543	$1,344,016	$18,865,423	$1,075,404	$749,442	$1,593,826
Expenses:
Asset-based charges	20,112,655	969,033	14,765,717	828,500	2,550,902	496,494
Less: Reduction for expense limitation	(5,265,333)	—	—	(82,539)	—	—

Net Expenses	14,847,322	969,033	14,765,717	745,961	2,550,902	496,494

Net Investment Income (Loss)	10,865,221	374,983	4,099,706	329,443	(1,801,460)	1,097,332

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(6,349,873)	1,293,208	5,178,105	(463)	7,513,292	77,326
Net realized gain distribution from the Portfolios	74,713,795	2,026,884	74,707,983	3,758	—	23,175

Net realized gain (loss)	68,363,922	3,320,092	79,886,088	3,295	7,513,292	100,501

Net change in unrealized appreciation (depreciation) of investments	134,701,412	8,793,005	114,780,996	(2,332)	45,566,835	1,483,616

Net Realized and Unrealized Gain (Loss) on Investments	203,065,334	12,113,097	194,667,084	963	53,080,127	1,584,117

Net Increase (Decrease) in Net Assets Resulting from Operations	$213,930,555	$12,488,080	$198,766,790	$330,406	$51,278,667	$2,681,449

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	EQ/UBS GROWTH & INCOME*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,702,371	$1,148,666	$3,614,357	$—	$865,464	$195,534
Expenses:
Asset-based charges	945,267	942,860	3,993,587	9,644,427	582,984	502,811

Net Investment Income (Loss)	757,104	205,806	(379,230)	(9,644,427)	282,480	(307,277)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,302)	(258,664)	(1,601,971)	35,014,372	883,731	330,887
Net realized gain distribution from the Portfolios	—	—	20,728,524	19,641,229	3,062,173	1,089,593

Net realized gain (loss)	(10,302)	(258,664)	19,126,553	54,655,601	3,945,904	1,420,480

Net change in unrealized appreciation (depreciation) of investments	237,781	3,177,336	46,959,693	148,161,108	3,968,009	10,468,487

Net Realized and Unrealized Gain (Loss) on Investments	227,479	2,918,672	66,086,246	202,816,709	7,913,913	11,888,967

Net Increase (Decrease) in Net Assets Resulting from Operations	$984,583	$3,124,478	$65,707,016	$193,172,282	$8,196,393	$11,581,690

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	INVESCO OPPENHEIMER V.I. MAIN STREET FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$400,742	$286,739	$436,257	$64,722	$1,580,394	$2,682,148
Expenses:
Asset-based charges	514,922	169,058	739,274	88,026	615,729	553,889

Net Investment Income (Loss)	(114,180)	117,681	(303,017)	(23,304)	964,665	2,128,259

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,114,111)	(80,132)	(1,068,467)	(18,860)	353,386	(61,481)
Net realized gain distribution from the Portfolios	—	903,843	6,513,543	1,283,910	3,214,980	—

Net realized gain (loss)	(5,114,111)	823,711	5,445,076	1,265,050	3,568,366	(61,481)

Net change in unrealized appreciation (depreciation) of investments	5,007,076	2,378,192	6,493,386	774,618	7,176,257	2,840,970

Net Realized and Unrealized Gain (Loss) on Investments	(107,035)	3,201,903	11,938,462	2,039,668	10,744,623	2,779,489

Net Increase (Decrease) in Net Assets Resulting from Operations	$(221,215)	$3,319,584	$11,635,445	$2,016,364	$11,709,288	$4,907,748

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP HIGH INCOME	IVY VIP SMALL CAP GROWTH	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$50,303	$—	$16,780,812	$—	$100,645	$90,645
Expenses:
Asset-based charges	279,108	126,152	3,116,267	473,598	250,410	308,945

Net Investment Income (Loss)	(228,805)	(126,152)	13,664,545	(473,598)	(149,765)	(218,300)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(572,039)	(263,865)	(3,967,658)	(799,585)	453,205	686,045
Net realized gain distribution from the Portfolios	2,580,842	1,334,785	—	3,083,904	1,225,130	2,092,695

Net realized gain (loss)	2,008,803	1,070,920	(3,967,658)	2,284,319	1,678,335	2,778,740

Net change in unrealized appreciation (depreciation) of investments	2,923,571	1,247,804	13,969,383	5,176,333	3,547,329	5,237,815

Net Realized and Unrealized Gain (Loss) on Investments	4,932,374	2,318,724	10,001,725	7,460,652	5,225,664	8,016,555

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,703,569	$2,192,572	$23,666,270	$6,987,054	$5,075,899	$7,798,255

The accompanying notes are an integral part of these financial statements.

FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER MID CAP GROWTH*	MULTIMANAGER MID CAP VALUE*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,050,712	$2,272,479	$—	$675,346	$347,771	$366,605
Expenses:
Asset-based charges	8,945,962	1,296,480	1,093,507	623,657	2,945,837	98,427
Less: Reduction for expense limitation	(2,900,124)	—	—	—	—	—

Net Expenses	6,045,838	1,296,480	1,093,507	623,657	2,945,837	98,427

Net Investment Income (Loss)	(995,126)	975,999	(1,093,507)	51,689	(2,598,066)	268,178

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	42,186,969	(242,239)	483,708	2,742,351	13,856,016	(467,762)
Net realized gain distribution from the Portfolios	57,025,812	922,410	6,947,481	3,694,578	21,295,356	—

Net realized gain (loss)	99,212,781	680,171	7,431,189	6,436,929	35,151,372	(467,762)

Net change in unrealized appreciation (depreciation) of investments	84,824,839	4,514,160	15,691,004	3,615,586	35,290,452	985,217

Net Realized and Unrealized Gain (Loss) on Investments	184,037,620	5,194,331	23,122,193	10,052,515	70,441,824	517,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$183,042,494	$6,170,330	$22,028,686	$10,104,204	$67,843,758	$785,633

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2019

	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL HARD ASSETS FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$317,684	$1,443,034	$1,677,126	$1,376,846	$352,541	$5,014,434	$—
Expenses:
Asset-based charges	206,552	973,681	1,187,551	996,392	219,784	839,239	241,703

Net Investment Income (Loss)	111,132	469,353	489,575	380,454	132,757	4,175,195	(241,703)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(204,512)	895,409	1,371,913	1,243,758	332,005	(546,329)	(1,018,070)
Net realized gain distribution from the Portfolios	774,466	3,253,761	2,733,897	2,568,502	—	—	—

Net realized gain (loss)	569,954	4,149,170	4,105,810	3,812,260	332,005	(546,329)	(1,018,070)

Net change in unrealized appreciation (depreciation) of investments	1,564,926	8,875,702	13,684,173	12,647,803	3,784,172	(3,086,261)	3,143,451

Net Realized and Unrealized Gain (Loss) on Investments	2,134,880	13,024,872	17,789,983	16,460,063	4,116,177	(3,632,590)	2,125,381

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,246,012	$13,494,225	$18,279,558	$16,840,517	$4,248,934	$542,605	$1,883,678

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT CONVERTIBLE SECURITIES*(a)		1290 VT DOUBLELINE DYNAMIC ALLOCATION*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$6,785	$359	$110,151	$44,648	$252,306	$170,653
Net realized gain (loss)	3,398	298	551,628	374,883	23,494	(25,393)
Net change in unrealized appreciation (depreciation) of investments	8,887	(1,305)	1,195,346	(1,020,808)	413,550	(286,996)

Net increase (decrease) in net assets resulting from operations	19,070	(648)	1,857,125	(601,277)	689,350	(141,736)

From Contractowners Transactions:
Payments received from contractowners	78,374	—	1,614,061	1,827,194	3,399,456	2,825,241
Transfers between Variable Investment Options including guaranteed interest account, net	113,052	15,712	404,195	(1,394,588)	1,016,708	366,566
Redemptions for contract benefits and terminations	(3,287)	—	(951,432)	(521,527)	(586,132)	(495,722)
Contract maintenance charges	—	—	(17,051)	(17,642)	(11,468)	(7,289)

Net increase (decrease) in net assets resulting from contractowners transactions	188,139	15.712	1,049,773	(106,563)	3,818,564	2,688,796

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	8	(9)	—	—	173	69

Net Increase (Decrease) in Net Assets	207,217	15,055	2,906,898	(707,840)	4,508,087	2,547,129
Net Assets — Beginning of Year or Period	15,055	—	10,732,111	11,439,951	8,971,783	6,424,654

Net Assets — End of Year or Period	$222,272	$15,055	$13,639,009	$10,732,111	$13,479,870	$8,971,783

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT EQUITY INCOME*		1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,129,843	$833,150	$455,885	$31,117	$(6,704,525)	$(7,267,911)
Net realized gain (loss)	(8,645,246)	27,167,058	53,068	362,041	40,425,022	82,877,340
Net change in unrealized appreciation (depreciation) of investments	28,995,146	(42,246,578)	607,347	(1,430,500)	165,972,177	(254,592,184)

Net increase (decrease) in net assets resulting from operations	21,479,743	(14,246,370)	1,116,300	(1,037,342)	199,692,674	(178,982,755)

From Contractowners Transactions:
Payments received from contractowners	6,499,948	7,180,698	831,211	868,191	115,434,247	117,673,584
Transfers between Variable Investment Options including guaranteed interest account, net	(3,090,331)	(4,613,175)	(292,222)	453,952	(19,721,606)	(10,044,077)
Redemptions for contract benefits and terminations	(9,228,759)	(9,240,480)	(1,526,312)	(1,784,240)	(65,669,378)	(70,418,328)
Contract maintenance charges	(54,737)	(59,071)	(7,577)	(8,028)	(701,523)	(668,451)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,873,879)	(6,732,028)	(994,900)	(470,125)	29,341,740	36,542,728

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(6)	—	—	—	3,242	—

Net Increase (Decrease) in Net Assets	15,605,858	(20,978,398)	121,400	(1,507,467)	229,037,656	(142,440,027)
Net Assets — Beginning of Year or Period	96,569,629	117,548,027	15,744,371	17,251,838	903,708,753	1,046,148,780

Net Assets — End of Year or Period	$112,175,487	$96,569,629	$15,865,771	$15,744,371	$1,132,746,409	$903,708,753

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT HIGH YIELD BOND*		1290 VT LOW VOLATILITY GLOBAL EQUITY*(a)		1290 VT MICRO CAP*(a)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$812,819	$634,183	$1,031	$361	$(3,154)	$(133)
Net realized gain (loss)	32,911	(68,814)	2,473	19	27,172	7,813
Net change in unrealized appreciation (depreciation) of investments	1,008,918	(1,069,763)	1,566	(925)	28,067	(14,850)

Net increase (decrease) in net assets resulting from operations	1,854,648	(504,394)	5,070	(545)	52,085	(7,170)

From Contractowners Transactions:
Payments received from contractowners	3,730,508	3,177,511	55,808	—	63,828	—
Transfers between Variable Investment Options including guaranteed interest account, net	2,621,289	103,287	970	15,713	113,049	143,924
Redemptions for contract benefits and terminations	(1,276,003)	(1,274,101)	(202)	—	(9,555)	—
Contract maintenance charges	(18,021)	(14,162)	—	—	(7)	—

Net increase (decrease) in net assets resulting from contractowners transactions	5,057,773	1,992,535	56,576	15,713	167,315	143,924

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	112	194	—	—	8	—

Net Increase (Decrease) in Net Assets	6,912,533	1,488,335	61,646	15,168	219,408	136,754
Net Assets — Beginning of Year or Period	14,452,919	12,964,584	15,168	—	136,754	—

Net Assets — End of Year or Period	$21,365,452	$14,452,919	$76,814	$15,168	$356,162	$136,754

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT SMALL CAP VALUE*		1290 VT SMARTBETA EQUITY*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,969	$5,283	$11,960	$8,202	$(178,822)	$(167,692)
Net realized gain (loss)	203,564	183,092	127,714	122,157	2,751,455	3,810,491
Net change in unrealized appreciation (depreciation) of investments	644,902	(721,376)	663,696	(297,969)	12,191,139	(6,618,422)

Net increase (decrease) in net assets resulting from operations	852,435	(533,001)	803,370	(167,610)	14,763,772	(2,975,623)

From Contractowners Transactions:
Payments received from contractowners	1,890,601	961,124	1,512,983	998,255	5,358,387	4,593,592
Transfers between Variable Investment Options including guaranteed interest account, net	408,554	868,118	799,245	483,176	(528,937)	(1,190,221)
Redemptions for contract benefits and terminations	(136,361)	(114,105)	(133,592)	(64,976)	(4,013,047)	(3,717,763)
Contract maintenance charges	(4,876)	(1,794)	(4,415)	(2,773)	(42,925)	(36,714)

Net increase (decrease) in net assets resulting from contractowners transactions	2,157,918	1,713,343	2,174,221	1,413,682	773,478	(351,106)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	253	—	1,052	245	—	13

Net Increase (Decrease) in Net Assets	3,010,606	1,180,342	2,978,643	1,246,317	15,537,250	(3,326,716)
Net Assets — Beginning of Year or Period	2,897,745	1,717,403	2,503,660	1,257,343	51,158,970	54,485,686

Net Assets — End of Year or Period	$5,908,351	$2,897,745	$5,482,303	$2,503,660	$66,696,220	$51,158,970

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	ALL ASSET GROWTH-ALT 20*		AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM		CHARTERSM MODERATE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$412,690	$457,762	$754,823	$511,619	$5,039	$1,189
Net realized gain (loss)	3,684,028	3,610,624	(35,460)	(303,569)	9,445	2,292
Net change in unrealized appreciation (depreciation) of investments	9,291,539	(11,303,094)	3,109,920	(1,122,030)	31,393	(27,271)

Net increase (decrease) in net assets resulting from operations	13,388,257	(7,234,708)	3,829,283	(913,980)	45,877	(23,790)

From Contractowners Transactions:
Payments received from contractowners	8,861,425	9,744,343	7,797,137	7,543,145	84,723	121,181
Transfers between Variable Investment Options including guaranteed interest account, net	(3,126,377)	(5,081,458)	5,217,252	(481,721)	54,407	(72,781)
Redemptions for contract benefits and terminations	(6,229,596)	(5,311,578)	(4,044,578)	(3,710,204)	(7,740)	(41,014)
Contract maintenance charges	(73,337)	(79,159)	(39,278)	(35,073)	(210)	(133)

Net increase (decrease) in net assets resulting from contractowners transactions	(567,885)	(727,852)	8,930,533	3,316,147	131,180	7,253

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(7)	(12)	230	109	—	—

Net Increase (Decrease) in Net Assets	12,820,365	(7,962,572)	12,760,046	2,402,276	177,057	(16,537)
Net Assets — Beginning of Year or Period	76,081,917	84,044,489	47,002,412	44,600,136	307,486	324,023

Net Assets — End of Year or Period	$88,902,282	$76,081,917	$59,762,458	$47,002,412	$484,543	$307,486

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	CHARTERSM MULTI- SECTOR BOND*		CHARTERSM SMALL CAP GROWTH*		CHARTERSM SMALL CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$634,562	$756,156	$313,331	$1,153,636	$(907,389)	$(190,256)
Net realized gain (loss)	(787,555)	(1,398,413)	7,337,277	6,677,280	9,545,963	8,407,670
Net change in unrealized appreciation (depreciation) of investments	4,402,648	(818,004)	5,632,509	(10,738,671)	12,967,069	(23,564,739)

Net increase (decrease) in net assets resulting from operations	4,249,655	(1,460,261)	13,283,117	(2,907,755)	21,605,643	(15,347,325)

From Contractowners Transactions:
Payments received from contractowners	4,547,787	4,977,469	2,366,202	2,423,750	4,234,791	4,508,888
Transfers between Variable Investment Options including guaranteed interest account, net	(1,162,717)	(1,549,187)	122,664	(61,026)	(2,720,851)	(3,264,487)
Redemptions for contract benefits and terminations	(6,980,001)	(7,665,850)	(3,424,070)	(3,753,173)	(7,815,831)	(9,165,219)
Contract maintenance charges	(56,467)	(59,190)	(21,737)	(22,437)	(50,552)	(58,483)
Adjustments to net assets allocated to contracts in payout period	11,778	21,602	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,639,620)	(4,275,156)	(956,941)	(1,412,886)	(6,352,443)	(7,979,301)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(11,778)	(92,603)	(707)	(1,029)	(3,131)	(3,759)

Net Increase (Decrease) in Net Assets	598,257	(5,828,020)	12,325,469	(4,321,670)	15,250,069	(23,330,385)
Net Assets — Beginning of Year or Period	77,678,189	83,506,209	42,712,332	47,034,002	95,332,435	118,662,820

Net Assets — End of Year or Period	$78,276,446	$77,678,189	$55,037,801	$42,712,332	$110,582,504	$95,332,435

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(34,677)	$(41,602)	$121,806	$(24,540)	$(21,600)	$(35,411)
Net realized gain (loss)	467,164	1,607,820	1,852,608	2,076,477	317,091	824,534
Net change in unrealized appreciation (depreciation) of investments	3,275,467	(3,897,684)	5,629,144	(4,040,654)	1,452,749	(1,917,408)

Net increase (decrease) in net assets resulting from operations	3,707,954	(2,331,466)	7,603,558	(1,988,717)	1,748,240	(1,128,285)

From Contractowners Transactions:
Payments received from contractowners	2,371,184	2,342,731	3,363,550	3,185,015	1,180,000	1,189,622
Transfers between Variable Investment Options including guaranteed interest account, net	158,932	181,970	1,162,116	122,400	(64,899)	302,255
Redemptions for contract benefits and terminations	(1,133,102)	(1,312,501)	(2,224,322)	(1,749,913)	(638,780)	(690,143)
Contract maintenance charges	(14,827)	(14,218)	(23,500)	(22,063)	(7,755)	(6,922)

Net increase (decrease) in net assets resulting from contractowners transactions	1,382,187	1,197,982	2,277,844	1,535,439	468,566	794,812

Net Increase (Decrease) in Net Assets	5,090,141	(1,133,484)	9,881,402	(453,278)	2,216,806	(333,473)
Net Assets — Beginning of Year or Period	15,353,538	16,487,022	26,148,027	26,601,305	7,425,087	7,758,560

Net Assets — End of Year or Period	$20,443,679	$15,353,538	$36,029,429	$26,148,027	$9,641,893	$7,425,087

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,677)	$(13,157)	$(4,506,044)	$(4,823,824)	$2,705,342	$2,447,018
Net realized gain (loss)	793,563	517,750	38,282,566	71,773,915	60,659,387	54,467,651
Net change in unrealized appreciation (depreciation) of investments	1,644,700	(1,790,411)	55,713,955	(99,934,897)	84,882,878	(127,309,715)

Net increase (decrease) in net assets resulting from operations	2,425,586	(1,285,818)	89,490,477	(32,984,806)	148,247,607	(70,395,046)

From Contractowners Transactions:
Payments received from contractowners	1,807,968	2,432,956	22,057,719	18,271,944	63,835,747	64,930,791
Transfers between Variable Investment Options including guaranteed interest account, net	(430,633)	(770,575)	(1,624,274)	(6,744,774)	(20,976,803)	(21,537,693)
Redemptions for contract benefits and terminations	(1,684,465)	(2,355,091)	(29,453,052)	(32,641,066)	(43,392,558)	(45,523,069)
Contract maintenance charges	(24,297)	(24,747)	(186,530)	(192,474)	(865,428)	(888,079)
Adjustments to net assets allocated to contracts in payout period	—	—	(269,913)	390,455	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(331,427)	(717,457)	(9,476,050)	(20,915,915)	(1,399,042)	(3,018,050)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	(9)	269,913	(307,458)	(14)	140

Net Increase (Decrease) in Net Assets	2,094,159	(2,003,284)	80,284,340	(54,208,179)	146,848,551	(73,412,956)
Net Assets — Beginning of Year or Period	16,916,008	18,919,292	342,696,643	396,904,822	646,106,484	719,519,440

Net Assets — End of Year or Period	$19,010,167	$16,916,008	$422,980,983	$342,696,643	$792,955,035	$646,106,484

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AMERICAN CENTURY MID CAP VALUE*(a)(b)		EQ/BALANCED STRATEGY*		EQ/BLACKROCK BASIC VALUE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$846,142	$285,209	$314,651	$(110,434)	$5,252,992	$2,626,800
Net realized gain (loss)	465,988	(114,911)	5,204,454	5,698,245	66,384,708	114,266,943
Net change in unrealized appreciation (depreciation) of investments	22,429,314	(9,724,062)	11,451,213	(12,443,190)	79,536,403	(186,267,444)

Net increase (decrease) in net assets resulting from operations	23,741,444	(9,553,764)	16,970,318	(6,855,379)	151,174,103	(69,373,701)

From Contractowners Transactions:
Payments received from contractowners	22,773,687	5,089,424	6,928,990	5,676,529	59,064,945	59,914,505
Transfers between Variable Investment Options including guaranteed interest account, net	(2,334,020)	86,347,665	628,420	(303,746)	(18,166,775)	(27,532,883)
Redemptions for contract benefits and terminations	(4,753,613)	(1,034,364)	(9,766,819)	(9,970,672)	(55,042,915)	(59,207,258)
Contract maintenance charges	(122,993)	(25,049)	(1,249,733)	(1,279,528)	(422,680)	(444,505)

Net increase (decrease) in net assets resulting from contractowners transactions	15,563,061	90,377,676	(3,459,142)	(5,877,417)	(14,567,425)	(27,270,141)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,549	1,780	(8)	2,513	(9)	43,216

Net Increase (Decrease) in Net Assets	39,306,054	80,825,692	13,511,168	(12,730,283)	136,606,669	(96,600,626)
Net Assets — Beginning of Year or Period	80,825,692	—	120,009,714	132,739,997	694,917,147	791,517,773

Net Assets — End of Year or Period	$120,131,746	$80,825.692	$133,520,882	$120,009,714	$831,523,816	$694,917,147

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(b)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CAPITAL GUARDIAN RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,696,198)	$(1,671,644)	$(1,956,343)	$(1,802,472)	$(247,938)	$598,477
Net realized gain (loss)	42,252,612	44,107,481	11,398,904	14,388,819	(1,512,323)	13,823,078
Net change in unrealized appreciation (depreciation) of investments	20,326,864	(54,661,609)	30,964,310	(13,579,950)	8,839,269	(17,278,033)

Net increase (decrease) in net assets resulting from operations	60,883,278	(12,225,772)	40,406,871	(993,603)	7,079,008	(2,856,478)

From Contractowners Transactions:
Payments received from contractowners	8,009,030	9,068,612	5,176,981	5,877,802	1,218,660	1,145,765
Transfers between Variable Investment Options including guaranteed interest account, net	(4,786,954)	(6,904,479)	(7,954,196)	(11,986,031)	(369,397)	(1,205,581)
Redemptions for contract benefits and terminations	(16,265,281)	(17,611,618)	(14,260,922)	(14,740,472)	(2,269,735)	(2,227,955)
Contract maintenance charges	(71,322)	(74,056)	(43,379)	(44,779)	(27,536)	(27,702)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,114,527)	(15,521,541)	(17,081,516)	(20,893,480)	(1,448,008)	(2,315,473)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	5	5	—	—

Net Increase (Decrease) in Net Assets	47,768,751	(27,747,313)	23,325,360	(21,887,078)	5,631,000	(5,171,951)
Net Assets — Beginning of Year or Period	198,896,833	226,644,146	138,905,955	160,793,033	22,768,524	27,940,475

Net Assets — End of Year or Period	$246,665,584	$198,896,833	$162,231,315	$138,905,955	$28,399,524	$22,768,524

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,182,010	$4,393,528	$461,733	$276,946	$104,526	$3,158
Net realized gain (loss)	244,766,463	263,974,666	1,479,199	1,556,488	909,599	1,090,053
Net change in unrealized appreciation (depreciation) of investments	329,709,349	(416,528,514)	5,721,027	(4,653,684)	2,680,894	(2,483,394)

Net increase (decrease) in net assets resulting from operations	581,657,822	(148,160,320)	7,661,959	(2,820,250)	3,695,019	(1,390,183)

From Contractowners Transactions:
Payments received from contractowners	61,929,128	56,435,102	8,952,259	7,504,901	4,298,413	3,686,033
Transfers between Variable Investment Options including guaranteed interest account, net	(48,143,910)	(47,110,915)	817,799	(2,269,399)	419,146	614,295
Redemptions for contract benefits and terminations	(208,305,940)	(211,845,122)	(11,580,923)	(11,572,474)	(2,891,798)	(2,353,452)
Contract maintenance charges	(981,355)	(1,016,467)	(168,823)	(180,213)	(134,775)	(136,900)
Adjustments to net assets allocated to contracts in payout period	(1,125,956)	2,454,830	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(196,628,033)	(201,082,572)	(1,979,688)	(6,517,185)	1,690,986	1,809,976

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,487,900	(2,382,112)	(850)	234	(5)	—

Net Increase (Decrease) in Net Assets	386,517,689	(351,625,004)	5,681,421	(9,337,201)	5,386,000	419,793
Net Assets — Beginning of Year or Period	2,090,260,185	2,441,885,189	97,138,590	106,475,791	30,085,180	29,665,387

Net Assets — End of Year or Period	$2,476,777,874	$2,090,260,185	$102,820,011	$97,138,590	$35,471,180	$30,085,180

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$46,164	$1,911	$852,589	$568,769	$860,458	$763,971
Net realized gain (loss)	102,387	274,982	6,505,571	8,760,387	(197,193)	(670,503)
Net change in unrealized appreciation (depreciation) of investments	554,525	(518,616)	16,930,932	(19,621,941)	4,963,222	(1,226,222)

Net increase (decrease) in net assets resulting from operations	703,076	(241,723)	24,289,092	(10,292,785)	5,626,487	(1,132,754)

From Contractowners Transactions:
Payments received from contractowners	1,016,940	787,459	19,942,779	22,882,666	10,533,183	11,226,801
Transfers between Variable Investment Options including guaranteed interest account, net	666,282	(93,549)	(5,559,877)	(7,949,747)	3,089,238	(800,175)
Redemptions for contract benefits and terminations	(629,950)	(1,309,654)	(19,811,520)	(22,214,334)	(9,466,891)	(10,155,055)
Contract maintenance charges	(58,122)	(61,097)	(350,640)	(375,162)	(83,432)	(83,649)

Net increase (decrease) in net assets resulting from contractowners transactions	995,150	(676,841)	(5,779,258)	(7,656,577)	4,072,098	187,922

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(27)	(25)	(8)	5	—	—

Net Increase (Decrease) in Net Assets	1,698,199	(918,589)	18,509,826	(17,949,357)	9,698,585	(944,832)
Net Assets — Beginning of Year or Period	8,883,053	9,801,642	202,613,565	220,562,922	113,194,292	114,139,124

Net Assets — End of Year or Period	$10,581,252	$8,883,053	$221,123,391	$202,613,565	$122,892,877	$113,194,292

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(a)(c)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$70,532	$21,465	$6,729,477	$3,243,990	$(1,175,778)	$(29,087)
Net realized gain (loss)	(232,274)	652,753	114,177,994	119,125,969	2,052,181	(722,527)
Net change in unrealized appreciation (depreciation) of investments	2,596,859	(3,338,002)	343,519,815	(226,237,774)	114,752,425	(50,425,726)

Net increase (decrease) in net assets resulting from operations	2,435,117	(2,663,784)	464,427,286	(103,867,815)	115,628,828	(51,177,340)

From Contractowners Transactions:
Payments received from contractowners	2,797,414	2,969,564	181,718,842	152,332,600	44,206,762	10,389,079
Transfers between Variable Investment Options including guaranteed interest account, net	(160,255)	1,330,892	(8,948,998)	8,593,767	(18,884,330)	440,614,693
Redemptions for contract benefits and terminations	(950,355)	(990,059)	(118,047,271)	(114,043,892)	(31,117,158)	(6,029,920)
Contract maintenance charges	(12,857)	(9,625)	(1,122,673)	(989,367)	(261,276)	(60,798)
Adjustments to net assets allocated to contracts in payout period	—	—	(585,413)	622,694	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,673,947	3,300,772	53,014,487	46,515,802	(6,056,002)	444,913,054

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(9)	904	603,014	(919,927)	(7)	5

Net Increase (Decrease) in Net Assets	4,109,055	637,892	518,044,787	(58,271,940)	109,572,819	393,735,719
Net Assets — Beginning of Year or Period	13,777,782	13,139,890	1,579,158,004	1,637,429,944	393,735,719	—

Net Assets — End of Year or Period	$17,886,837	$13,777,782	$2,097,202,791	$1,579,158,004	$503,308,538	$393,735,719

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(c)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.

FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*		EQ/FRANKLIN RISING DIVIDENDS*(a)		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,195,341	$1,428,362	$30,593	$1,123	$(66,321)	$(134,877)
Net realized gain (loss)	2,761,939	6,030,416	68,079	(181)	1,399,970	3,717,171
Net change in unrealized appreciation (depreciation) of investments	8,213,074	(12,301,281)	1,172,563	(65,283)	2,720,553	(6,359,128)

Net increase (decrease) in net assets resulting from operations	12,170,354	(4,842,503)	1,271,235	(64,341)	4,054,202	(2,776,834)

From Contractowners Transactions:
Payments received from contractowners	4,968,938	6,292,298	3,070,840	221,674	1,185,629	1,261,871
Transfers between Variable Investment Options including guaranteed interest account, net	(1,952,681)	(3,491,841)	5,437,874	1,184,759	(616,097)	(656,442)
Redemptions for contract benefits and terminations	(7,526,550)	(9,482,913)	(158,483)	(1,455)	(1,485,179)	(1,489,948)
Contract maintenance charges	(62,305)	(66,487)	(175)	—	(10,063)	(10,454)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,572,598)	(6,748,943)	8,350,056	1,404,978	(925,710)	(894,973)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	430	49	1,038	246

Net Increase (Decrease) in Net Assets	7,597,756	(11,591,446)	9,621,721	1,340,686	3,129,530	(3,671,561)
Net Assets — Beginning of Year or Period	82,609,512	94,200,958	1,340,686	—	17,249,288	20,920,849

Net Assets — End of Year or Period	$90,207,268	$82,609,512	$10,962,407	$1,340,686	$20,378,818	$17,249,288

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.

FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL BOND PLUS*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$576,439	$706,752	$(211,588)	$36,510	$201,472	$(1,006,250)
Net realized gain (loss)	2,663,366	18,447,420	(21,654)	(888,604)	25,545,713	45,457,453
Net change in unrealized appreciation (depreciation) of investments	10,031,376	(26,381,898)	2,590,860	(697,937)	50,897,621	(95,627,850)

Net increase (decrease) in net assets resulting from operations	13,271,181	(7,227,726)	2,357,618	(1,550,031)	76,644,806	(51,176,647)

From Contractowners Transactions:
Payments received from contractowners	5,062,923	5,763,747	3,386,120	4,201,689	18,444,651	20,032,246
Transfers between Variable Investment Options including guaranteed interest account, net	(2,570,624)	(3,054,268)	(1,752,296)	(727,723)	(12,563,733)	(12,767,709)
Redemptions for contract benefits and terminations	(6,526,798)	(5,648,447)	(5,045,801)	(6,146,189)	(27,827,871)	(29,654,825)
Contract maintenance charges	(60,201)	(65,560)	(29,007)	(30,474)	(179,899)	(197,004)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,094,700)	(3,004,528)	(3,440,984)	(2,702,697)	(22,126,852)	(22,587,292)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	9,453	—

Net Increase (Decrease) in Net Assets	9,176,481	(10,232,254)	(1,083,366)	(4,252,728)	54,527,407	(73,763,939)
Net Assets — Beginning of Year or Period	66,163,135	76,395,389	49,647,281	53,900,009	332,481,616	406,245,555

Net Assets — End of Year or Period	$75,339,616	$66,163,135	$48,563,915	$49,647,281	$387,009,023	$332,481,616

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GOLDMAN SACHS MID CAP VALUE*(a)(d)		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(213,826)	$(15,223)	$5,394	$(38)	$147,812	$(2,839)
Net realized gain (loss)	1,525,536	(56,646)	68,441	79,665	141,360	(115,307)
Net change in unrealized appreciation (depreciation) of investments	13,384,598	(5,216,599)	157,700	(176,494)	1,129,981	(147,332)

Net increase (decrease) in net assets resulting from operations	14,696,308	(5,288,468)	231,535	(96,867)	1,419,153	(265,478)

From Contractowners Transactions:
Payments received from contractowners	5,343,007	1,132,922	7,000	6,726	2,188,390	2,526,022
Transfers between Variable Investment Options including guaranteed interest account, net	(1,913,393)	55,201,043	—	—	609,307	(439,506)
Redemptions for contract benefits and terminations	(3,997,766)	(631,993)	(114,272)	(143,921)	(4,582,255)	(5,316,806)
Contract maintenance charges	(29,510)	(6,719)	—	(13)	(33,026)	(37,503)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	8,929	31,755

Net increase (decrease) in net assets resulting from contractowners transactions	(597,662)	55,695,253	(107,272)	(137,208)	(1,808,655)	(3,236,038)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	1,791	—	(8)	(11,396)	11,964

Net Increase (Decrease) in Net Assets	14,098,646	50,408,576	124,263	(234,083)	(400,898)	(3,489,552)
Net Assets — Beginning of Year or Period	50,408,576	—	1,294,297	1,528,380	50,279,666	53,769,218

Net Assets — End of Year or Period	$64,507,222	$50,408,576	$1,418,560	$1,294,297	$49,878,768	$50,279,666

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(d)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,155,994	$718,932	$5,473,287	$4,008,521	$157,609	$80,635
Net realized gain (loss)	4,850,519	3,938,397	497,134	3,027,510	137,364	100,301
Net change in unrealized appreciation (depreciation) of investments	23,885,874	(32,353,036)	59,345,106	(69,984,100)	2,023,373	(2,245,687)

Net increase (decrease) in net assets resulting from operations	29,892,387	(27,695,707)	65,315,527	(62,948,069)	2,318,346	(2,064,751)

From Contractowners Transactions:
Payments received from contractowners	10,425,136	10,940,217	22,671,626	18,531,809	1,796,859	1,743,123
Transfers between Variable Investment Options including guaranteed interest account, net	(3,957,323)	(3,673,355)	(1,168,198)	(5,518,424)	(128,053)	190,789
Redemptions for contract benefits and terminations	(12,013,995)	(13,137,648)	(27,811,377)	(31,561,686)	(985,855)	(826,577)
Contract maintenance charges	(78,915)	(87,652)	(171,035)	(187,030)	(9,373)	(8,510)
Adjustments to net assets allocated to contracts in payout period	—	—	(123,289)	348,127	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(5,625,097)	(5,958,438)	(6,602,273)	(18,387,204)	673,578	1,098,825

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	123,289	(216,493)	—	—

Net Increase (Decrease) in Net Assets	24,267,290	(33,654,145)	58,836,543	(81,551,766)	2,991,924	(965,926)
Net Assets — Beginning of Year or Period	145,289,914	178,944,059	320,156,062	401,707,828	11,295,290	12,261,216

Net Assets — End of Year or Period	$169,557,204	$145,289,914	$378,992,605	$320,156,062	$14,287,214	$11,295,290

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL REAL ESTATE*(a)(e)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,719,664	$768,344	$966,395	$317,436	$3,278,272	$270,041
Net realized gain (loss)	7,301,693	3,214,629	10,017,546	10,734,352	5,961,269	37,100
Net change in unrealized appreciation (depreciation) of investments	22,592,724	(36,821,113)	13,675,847	(27,806,770)	8,665,551	(1,588,691)

Net increase (decrease) in net assets resulting from operations	31,614,081	(32,838,140)	24,659,788	(16,754,982)	17,905,092	(1,281,550)

From Contractowners Transactions:
Payments received from contractowners	9,169,550	10,061,785	7,761,424	8,162,693	10,160,563	2,185,863
Transfers between Variable Investment Options including guaranteed interest account, net	(4,703,443)	(5,249,871)	(3,372,829)	(1,459,585)	(4,454,158)	85,912,933
Redemptions for contract benefits and terminations	(11,846,697)	(13,911,637)	(9,947,064)	(10,902,078)	(6,773,644)	(1,367,880)
Contract maintenance charges	(80,046)	(91,852)	(50,835)	(53,737)	(52,356)	(11,965)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,460,636)	(9,191,575)	(5,609,304)	(4,252,707)	(1,119,595)	86,718,951

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	—	2,859

Net Increase (Decrease) in Net Assets	24,153,445	(42,029,715)	19,050,484	(21,007,689)	16,785,497	85,440,260
Net Assets — Beginning of Year or Period	152,725,050	194,754,765	107,363,981	128,371,670	85,440,260	—

Net Assets — End of Year or Period	$176,878,495	$152,725,050	$126,414,465	$107,363,981	$102,225,757	$85,440,260

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(e)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.

FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INVESCO INTERNATIONAL GROWTH*(a)(f)		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$450,019	$(25,999)	$(4,484,309)	$(4,065,915)	$85,072	$(245,797)
Net realized gain (loss)	2,839,499	(52,073)	25,400,484	17,865,388	4,254,706	20,828,375
Net change in unrealized appreciation (depreciation) of investments	16,848,357	(4,051,141)	82,840,856	(22,973,750)	35,343,320	(48,790,083)

Net increase (decrease) in net assets resulting from operations	20,137,875	(4,129,213)	103,757,031	(9,174,277)	39,683,098	(28,207,505)

From Contractowners Transactions:
Payments received from contractowners	11,138,695	2,457,784	32,891,120	29,701,726	25,162,650	23,594,517
Transfers between Variable Investment Options including guaranteed interest account, net	(3,472,732)	77,200,914	(5,033,660)	(5,740,378)	3,540,683	19,777,540
Redemptions for contract benefits and terminations	(5,574,454)	(982,235)	(23,437,132)	(21,956,588)	(12,084,772)	(11,724,449)
Contract maintenance charges	(57,179)	(12,578)	(187,866)	(177,417)	(111,757)	(81,098)

Net increase (decrease) in net assets resulting from contractowners transactions	2,034,330	78,663,885	4,232,462	1,827,343	16,506,804	31,566,510

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	3,688	4,630	17,502	—	—

Net Increase (Decrease) in Net Assets	22,172,205	74,538,360	107,994,123	(7,329,432)	56,189,902	3,359,005
Net Assets — Beginning of Year or Period	74,538,360	—	297,019,489	304,348,921	146,683,011	143,324,006

Net Assets — End of Year or Period	$96,710,565	$74,538,360	$405,013,612	$297,019,489	$202,872,913	$146,683,011

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(f)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$2,471	$(84,153)	$(2,060,821)	$(1,897,769)	$(6,767,168)	$(6,336,120)
Net realized gain (loss)	4,627,221	5,045,042	34,388,741	32,307,674	115,124,313	117,814,118
Net change in unrealized appreciation (depreciation) of investments	3,600,438	(7,407,438)	63,006,937	(40,899,073)	100,084,475	(138,387,476)

Net increase (decrease) in net assets resulting from operations	8,230,130	(2,446,549)	95,334,857	(10,489,168)	208,441,620	(26,909,478)

From Contractowners Transactions:
Payments received from contractowners	1,424,764	1,482,087	30,859,137	28,084,656	24,509,137	26,075,022
Transfers between Variable Investment Options including guaranteed interest account, net	(840,132)	61,233	(3,285,560)	(1,331,945)	(24,422,568)	(26,559,122)
Redemptions for contract benefits and terminations	(2,951,931)	(2,887,363)	(22,779,998)	(22,160,025)	(52,731,813)	(53,207,041)
Contract maintenance charges	(16,826)	(16,668)	(260,793)	(223,107)	(351,608)	(367,590)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,384,125)	(1,360,711)	4,532,786	4,369,579	(52,996,852)	(54,058,731)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	23,593	25,509	13

Net Increase (Decrease) in Net Assets	5,846,005	(3,807,260)	99,867,643	(6,095,996)	155,470,277	(80,968,196)
Net Assets — Beginning of Year or Period	29,922,095	33,729,355	281,342,733	287,438,729	670,915,625	751,883,821

Net Assets — End of Year or Period	$35,768,100	$29,922,095	$381,210,376	$281,342,733	$826,385,902	$670,915,625

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*(a)(g)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,125,520	$790,181	$4,989,579	$9,604,119	$3,553,403	$(159,546)
Net realized gain (loss)	7,094,291	6,306,909	94,226,443	99,652,554	4,591,255	32,865
Net change in unrealized appreciation (depreciation) of investments	13,063,250	(16,515,277)	69,578,033	(200,567,880)	28,899,305	(2,644,086)

Net increase (decrease) in net assets resulting from operations	21,283,061	(9,418,187)	168,794,055	(91,311,207)	37,043,963	(2,770,767)

From Contractowners Transactions:
Payments received from contractowners	12,342,008	11,810,093	25,716,925	27,313,942	30,132,472	6,577,607
Transfers between Variable Investment Options including guaranteed interest account, net .	2,585,552	(899,661)	(19,559,743)	(23,740,687)	(2,749,256)	206,609,472
Redemptions for contract benefits and terminations	(7,543,108)	(6,196,636)	(58,294,521)	(69,251,905)	(15,048,137)	(2,638,966)
Contract maintenance charges	(80,803)	(73,249)	(367,134)	(401,191)	(131,871)	(30,696)
Adjustments to net assets allocated to contracts in payout period	—	—	(262,115)	737,230	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	7,303,649	4,640,547	(52,766,588)	(65,342,611)	12,203,208	210,517,417

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	262,115	(891,995)	—	7

Net Increase (Decrease) in Net Assets	28,586,710	(4,777,640)	116,289,582	(157,545,813)	49,247,171	207,746,657
Net Assets — Beginning of Year or Period	85,584,145	90,361,785	728,957,478	886,503,291	207,746,657	—

Net Assets — End of Year or Period	$114,170,855	$85,584,145	$845,247,060	$728,957,478	$256,993,828	$207,746,657

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(g)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.

FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL VALUE*(a)(h)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(1,204,758)	$(1,126,880)	$170,290	$(492,662)	$(2,728,368)	$(1,159,296)
Net realized gain (loss)	11,478,309	17,111,611	7,348,146	18,490,545	7,081,029	(223,258)
Net change in unrealized appreciation (depreciation) of investments	14,430,170	(19,594,762)	32,345,646	(35,257,217)	110,344,639	(20,109,335)

Net increase (decrease) in net assets resulting from operations	24,703,721	(3,610,031)	39,864,082	(17,259,334)	114,697,300	(21,491,889)

From Contractowners Transactions:
Payments received from contractowners	6,219,734	6,159,122	24,491,292	21,924,509	77,448,832	17,105,603
Transfers between Variable Investment Options including guaranteed interest account, net	(1,796,609)	(1,706,440)	1,232,908	3,867,808	(7,377,775)	464,491,046
Redemptions for contract benefits and terminations	(8,151,190)	(7,929,094)	(11,660,211)	(11,215,178)	(29,681,763)	(5,719,416)
Contract maintenance charges	(30,200)	(28,758)	(147,313)	(124,049)	(375,596)	(77,490)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,758,265)	(3,505,170)	13,916,676	14,453,090	40,013,698	475,799,743

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	1,648	7.754

Net Increase (Decrease) in Net Assets	20,945,456	(7,115,201)	53,780,758	(2,806,244)	154,712,646	454,315.608
Net Assets — Beginning of Year or Period	84,200,984	91,316,185	149,389,701	152,195,945	454,315,608	—

Net Assets — End of Year or Period	$105,146,440	$84,200,984	$203,170,459	$149,389,701	$609,028,254	$454,315,608

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(h)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.

FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MFS MID CAP FOCUSED GROWTH*(a)(i)		EQ/MFS TECHNOLOGY*(a)(j)		EQ/MFS UTILITIES SERIES*(a)(k)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(2,358,176)	$(388,617)	$(2,421,670)	$(410,657)	$2,063,970	$277,064
Net realized gain (loss)	4,135,621	(199,228)	3,760,827	(608,223)	2,169,268	(66,087)
Net change in unrealized appreciation (depreciation) of investments	51,545,773	(14,300,034)	53,069,839	(17,211,489)	20,997,294	(4,285,066)

Net increase (decrease) in net assets resulting from operations	53,323,218	(14,887,879)	54,408,996	(18,230,369)	25,230,532	(4,074,089)

From Contractowners Transactions:
Payments received from contractowners	23,624,080	4,863,523	28,504,562	5,913,581	12,253,973	2,548,330
Transfers between Variable Investment Options including guaranteed interest account, net	2,095,028	161,857,703	(3,186,341)	169,301,791	(3,802,372)	113,099,756
Redemptions for contract benefits and terminations	(11,909,928)	(2,323,939)	(11,598,084)	(1,862,825)	(9,777,258)	(1,754,911)
Contract maintenance charges	(106,666)	(20,800)	(125,822)	(23,021)	(69,787)	(15,257)

Net increase (decrease) in net assets resulting from contractowners transactions	13,702,514	164,376,487	13,594,315	173,329,526	(1,395,444)	113,877,918

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(7)	1,143	—	6	341	1,383

Net Increase (Decrease) in Net Assets	67,025,725	149,489,751	68,003,311	155,099,163	23,835,429	109,805,212
Net Assets — Beginning of Year or Period	149,489,751	—	155,099,163	—	109,805,212	—

Net Assets — End of Year or Period	$216,515,476	$149,489,751	$223,102,474	$155,099,163	$133,640,641	$109,805,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(i)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(j)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(k)	EQ/MFS Utility Series replaced MFS® Utility Series due to a substitution on October 22, 2018.

FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(721,377)	$(1,186,416)	$317,804	$(554,857)	$10,865,221	$10,041,841
Net realized gain (loss)	54,273,087	89,024,847	50,916,075	74,725,123	68,363,922	64,867,353
Net change in unrealized appreciation (depreciation) of investments	90,557,964	(175,210,975)	50,153,955	(144,651,271)	134,701,412	(165,312,266)

Net increase (decrease) in net assets resulting from operations	144,109,674	(87,372,544)	101,387,834	(70,481,005)	213,930,555	(90,403,072)

From Contractowners Transactions:
Payments received from contractowners	69,119,509	64,026,707	17,733,029	19,011,601	102,685,950	110,148,996
Transfers between Variable Investment Options including guaranteed interest account, net	(4,427,146)	(5,157,708)	(13,046,428)	(16,838,888)	(43,552,097)	(48,379,435)
Redemptions for contract benefits and terminations	(43,073,348)	(45,350,056)	(31,751,283)	(39,384,341)	(133,886,747)	(145,462,412)
Contract maintenance charges	(406,987)	(376,101)	(215,958)	(236,788)	(1,797,562)	(1,912,457)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(126,997)	897,108

Net increase (decrease) in net assets resulting from contractowners transactions	21,212,028	13,142,842	(27,280,640)	(37,448,416)	(76,677,453)	(84,708,200)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	529	5,736	—	5	(223,857)	(573,249)

Net Increase (Decrease) in Net Assets	165,322,231	(74,223,966)	74,107,194	(107,929,416)	137,029,245	(175,684,521)
Net Assets — Beginning of Year or Period	597,179,820	671,403,786	415,507,436	523,436,852	1,509,802,553	1,685,487,074

Net Assets — End of Year or Period	$762,502,051	$597,179,820	$489,614,630	$415,507,436	$1,646,831,798	$1,509,802,553

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$374,983	$76,350	$4,099,706	$4,038,198	$329,443	$128,764
Net realized gain (loss)	3,320,092	2,857,160	79,886,088	73,696,052	3,295	1,170
Net change in unrealized appreciation (depreciation) of investments	8,793,005	(7,768,255)	114,780,996	(171,524,919)	(2,332)	2,056

Net increase (decrease) in net assets resulting from operations	12,488,080	(4,834,745)	198,766,790	(93,790,669)	330,406	131,990

From Contractowners Transactions:
Payments received from contractowners	15,225,016	16,249,680	90,473,043	96,998,296	90,825,975	64,029,379
Transfers between Variable Investment Options including guaranteed interest account, net	(1,357,846)	(915,173)	(35,956,257)	(39,708,452)	(79,873,850)	(46,034,985)
Redemptions for contract benefits and terminations	(5,498,740)	(4,067,251)	(80,529,254)	(88,442,368)	(15,922,325)	(13,583,035)
Contract maintenance charges	(160,842)	(155,509)	(1,422,939)	(1,507,600)	(82,801)	(87,663)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	15,499	19,295

Net increase (decrease) in net assets resulting from contractowners transactions	8,207,588	11,111,747	(27,435,407)	(32,660,124)	(5,037,502)	4,342,991

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	(32)	19	53,834	(246,353)

Net Increase (Decrease) in Net Assets	20,695,668	6,277,002	171,331,351	(126,450,774)	(4,653,262)	4,228,628
Net Assets — Beginning of Year or Period	72,443,970	66,166,968	1,084,634,899	1,211,085,673	73,959,791	69,731,163

Net Assets — End of Year or Period	$93,139,638	$72,443,970	$1,255,966,250	$1,084,634,899	$69,306,529	$73,959,791

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/OPPENHEIMER GLOBAL*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,801,460)	$(1,638,486)	$1,097,332	$516,193	$757,104	$551,291
Net realized gain (loss)	7,513,292	13,815,511	100,501	91,701	(10,302)	46,442
Net change in unrealized appreciation (depreciation) of investments	45,566,835	(40,603,490)	1,483,616	(1,536,910)	237,781	(817,647)

Net increase (decrease) in net assets resulting from operations	51,278,667	(28,426,465)	2,681,449	(929,016)	984,583	(219,914)

From Contractowners Transactions:
Payments received from contractowners	28,062,692	25,459,235	7,367,131	6,704,911	5,777,174	6,145,379
Transfers between Variable Investment Options including guaranteed interest account, net .	1,620,663	5,952,625	875,754	642,022	(1,190,844)	486,601
Redemptions for contract benefits and terminations	(13,595,481)	(12,883,440)	(2,916,410)	(3,051,505)	(8,000,942)	(9,144,338)
Contract maintenance charges	(152,901)	(128,093)	(28,681)	(25,218)	(46,184)	(50,104)

Net increase (decrease) in net assets resulting from contractowners transactions	15,934,973	18,400,327	5,297,794	4,270,210	(3,460,796)	(2,562,462)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	1,778	1,138	723	43	—	5

Net Increase (Decrease) in Net Assets	67,215,418	(10,025,000)	7,979,966	3,341,237	(2,476,213)	(2,782,371)
Net Assets — Beginning of Year or Period	167,841,357	177,866,357	38,574,913	35,233,676	78,110,811	80,893,182

Net Assets — End of Year or Period	$235,056,775	$167,841,357	$46,554,879	$38,574,913	$75,634,598	$78,110,811

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$205,806	$303,636	$(379,230)	$(983,139)	$(9,644,427)	$(8,498,394)
Net realized gain (loss)	(258,664)	(849,865)	19,126,553	34,004,815	54,655,601	98,494,576
Net change in unrealized appreciation (depreciation) of investments	3,177,336	(422,620)	46,959,693	(71,723,231)	148,161,108	(112,379,659)

Net increase (decrease) in net assets resulting from operations	3,124,478	(968,849)	65,707,016	(38,701,555)	193,172,282	(22,383,477)

From Contractowners Transactions:
Payments received from contractowners	3,978,082	4,382,021	30,419,921	25,354,001	89,636,841	81,068,774
Transfers between Variable Investment Options including guaranteed interest account, net	(1,238,512)	(1,929,904)	(546,874)	(3,239,886)	866,439	16,538,234
Redemptions for contract benefits and terminations	(6,703,224)	(6,979,178)	(20,406,603)	(22,001,351)	(46,458,311)	(42,838,275)
Contract maintenance charges	(46,460)	(49,517)	(163,716)	(157,868)	(454,476)	(387,652)
Adjustments to net assets allocated to contracts in payout period	15,859	40,370	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,994,255)	(4,536,208)	9,302,728	(45,104)	43,590,493	54,381,081

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(15,859)	(110,370)	—	—	4,937	1,519

Net Increase (Decrease) in Net Assets	(885,636)	(5,615,427)	75,009,744	(38,746,659)	236,767,712	31,999,123
Net Assets — Beginning of Year or Period	74,332,580	79,948,007	274,021,927	312,768,586	638,685,846	606,686,723

Net Assets — End of Year or Period	$73,446,944	$74,332,580	$349,031,671	$274,021,927	$875,453,558	$638,685,846

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		EQ/UBS GROWTH & INCOME*		EQ/WELLINGTON ENERGY*(a)(l)
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$282,480	$757,429	$(307,277)	$(390,296)	$(114,180)	$(66,788)
Net realized gain (loss)	3,945,904	7,146,337	1,420,480	4,827,892	(5,114,111)	(575,760)
Net change in unrealized appreciation (depreciation) of investments	3,968,009	(14,446,897)	10,468,487	(10,136,559)	5,007,076	(17,327,646)

Net increase (decrease) in net assets resulting from operations	8,196,393	(6,543,131)	11,581,690	(5,698,963)	(221,215)	(17,970,194)

From Contractowners Transactions:
Payments received from contractowners	3,591,919	3,824,320	1,933,815	2,620,554	6,411,595	1,475,978
Transfers between Variable Investment Options including guaranteed interest account, net	(921,304)	(1,913,282)	(428,840)	(2,626,528)	1,451,019	54,799,740
Redemptions for contract benefits and terminations	(3,705,685)	(3,940,188)	(3,072,010)	(2,891,951)	(3,769,275)	(643,261)
Contract maintenance charges	(42,015)	(44,789)	(16,539)	(16,207)	(23,977)	(6,298)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,077,085)	(2,073,939)	(1,583,574)	(2,914,132)	4,069,362	55,626,159

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	—	—	—	3,489

Net Increase (Decrease) in Net Assets	7,119,308	(8,617,070)	9,998,116	(8,613,095)	3,848,147	37,659,454
Net Assets — Beginning of Year or Period	42,582,449	51,199,519	33,725,164	42,338,259	37,659,454	—

Net Assets — End of Year or Period	$49,701,757	$42,582,449	$43,723,280	$33,725,164	$41,507,601	$37,659,454

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)	Units were made available on October 22, 2018.
(l)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced IVY VIP Energy due to a substitution on October 22, 2018.

FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	FIDELITY® VIP EQUITY- INCOME PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO		INVESCO OPPENHEIMER V.I. MAIN STREET FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$117,681	$129,840	$(303,017)	$(454,798)	$(23,304)	$(13,352)
Net realized gain (loss)	823,711	450,631	5,445,076	4,696,747	1,265,050	529,895
Net change in unrealized appreciation (depreciation) of investments	2,378,192	(1,857,002)	6,493,386	(13,889,386)	774,618	(1,140,842)

Net increase (decrease) in net assets resulting from operations	3,319,584	(1,276,531)	11,635,445	(9,647,437)	2,016,364	(624,299)

From Contractowners Transactions:
Payments received from contractowners	2,736,715	1,959,717	11,274,790	11,212,641	1,476,278	1,367,054
Transfers between Variable Investment Options including guaranteed interest account, net	45,845	(287,581)	(1,912,160)	(1,101,976)	40,228	(206,049)
Redemptions for contract benefits and terminations	(938,912)	(716,603)	(3,353,047)	(2,726,788)	(410,177)	(427,443)
Contract maintenance charges	(13,689)	(13,645)	(68,247)	(63,055)	(8,081)	(7,414)

Net increase (decrease) in net assets resulting from contractowners transactions	1,829,959	941,888	5,941,336	7,320,822	1,098,248	726,148

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	271	636	—	—

Net Increase (Decrease) in Net Assets	5,149,543	(334,643)	17,577,052	(2,325,979)	3,114,612	101,849
Net Assets — Beginning of Year or Period	12,308,502	12,643,145	51,721,954	54,047,933	6,321,259	6,219,410

Net Assets — End of Year or Period	$17,458,045	$12,308,502	$69,299,006	$51,721,954	$9,435,871	$6,321,259

The accompanying notes are an integral part of these financial statements.

FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MID CAP CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$964,665	$562,296	$2,128,259	$1,558,471	$(228,805)	$(249,312)
Net realized gain (loss)	3,568,366	2,644,165	(61,481)	(460,676)	2,008,803	2,853,781
Net change in unrealized appreciation (depreciation) of investments	7,176,257	(7,702,035)	2,840,970	(3,103,631)	2,923,571	(5,481,418)

Net increase (decrease) in net assets resulting from operations	11,709,288	(4,495,574)	4,907,748	(2,005,836)	4,703,569	(2,876,949)

From Contractowners Transactions:
Payments received from contractowners	11,142,950	12,691,789	7,128,029	6,711,916	2,411,087	2,731,729
Transfers between Variable Investment Options including guaranteed interest account, net	(3,407,932)	(3,270,119)	1,491,953	(2,140,484)	(445,812)	(214,846)
Redemptions for contract benefits and terminations	(2,668,953)	(2,452,982)	(3,683,192)	(3,408,973)	(1,503,715)	(1,998,438)
Contract maintenance charges	(68,159)	(58,509)	(32,553)	(29,445)	(12,651)	(12,541)

Net increase (decrease) in net assets resulting from contractowners transactions	4,997,906	6,910,179	4,904,237	1,133,014	448,909	505,904

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	(252)	5,920	—	—	—	—

Net Increase (Decrease) in Net Assets	16,706,942	2,420,525	9,811,985	(872,822)	5,152,478	(2,371,045)
Net Assets — Beginning of Year or Period	48,180,950	45,760,425	40,326,722	41,199,544	19,813,247	22,184,292

Net Assets — End of Year or Period	$64,887,892	$48,180,950	$50,138,707	$40,326,722	$24,965,725	$19,813,247

The accompanying notes are an integral part of these financial statements.

FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP HIGH INCOME		IVY VIP SMALL CAP GROWTH
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(126,152)	$(133,285)	$13,664,545	$12,181,964	$(473,598)	$(273,357)
Net realized gain (loss)	1,070,920	484,191	(3,967,658)	(4,716,660)	2,284,319	10,694,137
Net change in unrealized appreciation (depreciation) of investments	1,247,804	(2,044,733)	13,969,383	(15,678,262)	5,176,333	(12,791,904)

Net increase (decrease) in net assets resulting from operations	2,192,572	(1,693,827)	23,666,270	(8,212,958)	6,987,054	(2,371,124)

From Contractowners Transactions:
Payments received from contractowners	1,125,859	1,100,704	36,258,518	37,318,234	6,115,019	4,918,104
Transfers between Variable Investment Options including guaranteed interest account, net	(415,075)	(244,127)	(1,228,595)	(2,291,911)	341,719	4,244,810
Redemptions for contract benefits and terminations	(775,313)	(965,443)	(21,808,331)	(20,590,798)	(2,150,856)	(1,851,002)
Contract maintenance charges	(5,683)	(5,656)	(174,109)	(156,991)	(25,378)	(20,645)

Net increase (decrease) in net assets resulting from contractowners transactions	(70,212)	(114,522)	13,047,483	14,278,534	4,280,504	7,291,267

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	306	717	—	—

Net Increase (Decrease) in Net Assets	2,122,360	(1,808,349)	36,714,059	6,066,293	11,267,558	4,920,143
Net Assets — Beginning of Year or Period	8,835,213	10,643,562	237,178,634	231,112,341	30,765,847	25,845,704

Net Assets — End of Year or Period	$10,957,573	$8,835,213	$273,892,693	$237,178,634	$42,033,405	$30,765,847

The accompanying notes are an integral part of these financial statements.

FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(149,765)	$(147,090)	$(218,300)	$(167,314)	$(995,126)	$(5,242,105)
Net realized gain (loss)	1,678,335	1,045,467	2,778,740	1,400,185	99,212,781	120,272,450
Net change in unrealized appreciation (depreciation) of investments	3,547,329	(2,141,705)	5,237,815	(1,370,533)	84,824,839	(116,807,236)

Net increase (decrease) in net assets resulting from operations	5,075,899	(1,243,328)	7,798,255	(137,662)	183,042,494	(1,776,891)

From Contractowners Transactions:
Payments received from contractowners	2,424,868	2,405,101	3,490,858	2,459,589	11,676,406	11,168,515
Transfers between Variable Investment Options including guaranteed interest account, net	687,015	(392,364)	6,216,007	(77,563)	(16,521,628)	(11,156,559)
Redemptions for contract benefits and terminations	(1,759,819)	(1,686,148)	(1,302,711)	(1,327,765)	(56,470,981)	(63,181,462)
Contract maintenance charges	(10,097)	(8,890)	(15,239)	(12,183)	(342,842)	(363,839)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(153,856)	121,693

Net increase (decrease) in net assets resulting from contractowners transactions	1,341,967	317,699	8,388,915	1,042,078	(61,812,901)	(63,411,652)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	—	1,780	—	(89,084)	309,088

Net Increase (Decrease) in Net Assets	6,417,866	(925,629)	16,188,950	904,416	121,140,509	(64,879,455)
Net Assets — Beginning of Year or Period	16,778,382	17,704,011	18,287,990	17,383,574	590,118,307	654,997,762

Net Assets — End of Year or Period	$23,196,248	$16,778,382	$34,476,940	$18,287,990	$711,258,816	$590,118,307

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER CORE BOND*		MULTIMANAGER MID CAP GROWTH*		MULTIMANAGER MID CAP VALUE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$975,999	$1,575,509	$(1,093,507)	$(1,109,982)	$51,689	$(288,817)
Net realized gain (loss)	680,171	(1,316,775)	7,431,189	11,743,746	6,436,929	7,981,393
Net change in unrealized appreciation (depreciation) of investments	4,514,160	(2,143,913)	15,691,004	(15,777,013)	3,615,586	(14,864,089)

Net increase (decrease) in net assets resulting from operations	6,170,330	(1,885,179)	22,028,686	(5,143,249)	10,104,204	(7,171,513)

From Contractowners Transactions:
Payments received from contractowners	11,192,204	8,214,181	2,839,041	3,086,063	1,697,441	1,882,294
Transfers between Variable Investment Options including guaranteed interest account, net	2,095,053	(3,026,783)	(2,077,656)	(1,181,466)	(1,278,888)	(1,249,369)
Redemptions for contract benefits and terminations	(10,782,018)	(12,893,655)	(6,757,420)	(6,857,472)	(4,295,249)	(5,279,005)
Contract maintenance charges	(64,859)	(67,744)	(34,023)	(36,524)	(23,276)	(25,302)

Net increase (decrease) in net assets resulting from contractowners transactions	2,440,380	(7,774,001)	(6,030,058)	(4,989,399)	(3,899,972)	(4,671,382)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	151	—	(5)	—	—	(5)

Net Increase (Decrease) in Net Assets	8,610,861	(9,659,180)	15,998,623	(10,132,648)	6,204,232	(11,842,900)
Net Assets — Beginning of Year or Period	103,466,053	113,125,233	71,877,156	82,009,804	44,508,437	56,351,337

Net Assets — End of Year or Period	$112,076,914	$103,466,053	$87,875,779	$71,877,156	$50,712,669	$44,508,437

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		TARGET 2015 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,598,066)	$(2,438,553)	$268,178	$65,470	$111,132	$66,717
Net realized gain (loss)	35,151,372	37,144,198	(467,762)	(828,778)	569,954	1,159,553
Net change in unrealized appreciation (depreciation) of investments	35,290,452	(32,677,736)	985,217	(574,450)	1,564,926	(2,208,330)

Net increase (decrease) in net assets resulting from operations	67,843,758	2,027,909	785,633	(1,337,758)	2,246,012	(982,060)

From Contractowners Transactions:
Payments received from contractowners	11,871,009	9,541,814	1,305,319	1,478,562	2,001,086	2,346,437
Transfers between Variable Investment Options including guaranteed interest account, net	(4,086,017)	2,720,108	(22,824)	(153,023)	1,033,489	(2,035,082)
Redemptions for contract benefits and terminations	(17,316,580)	(15,088,740)	(631,692)	(620,212)	(2,576,050)	(4,295,718)
Contract maintenance charges	(104,926)	(97,216)	(6,447)	(6,721)	(10,022)	(11,102)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,636,514)	(2,924,034)	644,356	698,606	448,503	(3,995,465)

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	88	(6)	—	—	(930)	15,733

Net Increase (Decrease) in Net Assets	58,207,332	(896,131)	1,429,989	(639,152)	2,693,585	(4,961,792)
Net Assets — Beginning of Year or Period	191,180,188	192,076,319	7,585,620	8,224,772	16,253,529	21,215,321

Net Assets — End of Year or Period	$249,387,520	$191,180,188	$9,015,609	$7,585,620	$18,947,114	$16,253,529

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*		TARGET 2045 ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$469,353	$342,120	$489,575	$313,762	$380,454	$234,617
Net realized gain (loss)	4,149,170	3,477,179	4,105,810	3,064,681	3,812,260	2,286,472
Net change in unrealized appreciation (depreciation) of investments	8,875,702	(9,540,120)	13,684,173	(10,812,385)	12,647,803	(9,522,936)

Net increase (decrease) in net assets resulting from operations	13,494,225	(5,720,821)	18,279,558	(7,433,942)	16,840,517	(7,001,847)

From Contractowners Transactions:
Payments received from contractowners	10,356,199	10,183,684	14,384,885	13,385,574	14,188,950	11,533,967
Transfers between Variable Investment Options including guaranteed interest account, net	1,236,268	(1,940,975)	2,466,967	118,427	(397,892)	(816,190)
Redemptions for contract benefits and terminations	(7,039,491)	(7,092,092)	(4,310,180)	(3,857,130)	(3,831,801)	(3,053,954)
Contract maintenance charges	(47,222)	(47,455)	(82,830)	(80,018)	(112,422)	(105,728)

Net increase (decrease) in net assets resulting from contractowners transactions	4,505,754	1,103,162	12,458,842	9,566,853	9,846,835	7,558,095

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	—	(6,639)	—	5	—	—

Net Increase (Decrease) in Net Assets	17,999,979	(4,624,298)	30,738,400	2,132,916	26,687,352	556,248
Net Assets — Beginning of Year or Period	73,276,680	77,900,978	83,140,788	81,007,872	70,069,652	69,513,404

Net Assets — End of Year or Period	$91,276,659	$73,276,680	$113,879,188	$83,140,788	$96,757,004	$70,069,652

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

	TARGET 2055 ALLOCATION*		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP GLOBAL HARD ASSETS FUND
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$132,757	$84,944	$4,175,195	$(796,140)	$(241,703)	$(287,738)
Net realized gain (loss)	332,005	261,076	(546,329)	(1,205,061)	(1,018,070)	(3,572)
Net change in unrealized appreciation (depreciation) of investments	3,784,172	(1,805,624)	(3,086,261)	2,506,650	3,143,451	(6,941,302)

Net increase (decrease) in net assets resulting from operations	4,248,934	(1,459,604)	542,605	505,449	1,883,678	(7,232,612)

From Contractowners Transactions:
Payments received from contractowners	8,061,916	5,474,701	11,990,453	12,712,639	2,292,674	2,593,432
Transfers between Variable Investment Options including guaranteed interest account, net	1,872,845	1,875,822	(2,243,862)	(3,307,022)	686,748	(315,186)
Redemptions for contract benefits and terminations	(745,406)	(581,561)	(4,625,794)	(5,359,280)	(1,752,121)	(1,854,969)
Contract maintenance charges	(54,258)	(33,716)	(65,352)	(65,032)	(9,224)	(10,203)

Net increase (decrease) in net assets resulting from contractowners transactions	9,135,097	6,735,246	5,055,445	3,981,305	1,218,077	413,074

Net increase (decrease) in amount retained by AXA Equitable in Separate Account A	161	334	120	—	—	1,180

Net Increase (Decrease) in Net Assets	13,384,192	5,275,976	5,598,170	4,486,754	3,101,755	(6,818,358)
Net Assets — Beginning of Year or Period	13,369,452	8,093,476	68,651,844	64,165,090	17,519,935	24,338,293

Net Assets — End of Year or Period	$26,753,644	$13,369,452	$74,250,014	$68,651,844	$20,621,690	$17,519,935

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years or periods ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	2	—	2	—	—	—

1290 VT DOUBLELINE DYNAMIC ALLOCATION	IB	23	(13)	10	22	(23)	(1)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	48	(14)	34	43	(16)	27

1290 VT EQUITY INCOME	IB	46	(73)	(27)	48	(82)	(34)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	11	(18)	(7)	16	(19)	(3)

1290 VT GAMCO SMALL COMPANY VALUE	IB	424	(347)	77	439	(334)	105

1290 VT HIGH YIELD BOND	IB	72	(29)	43	52	(32)	20

1290 VT LOW VOLATILITY GLOBAL EQUITY	IB	1	—	1	—	—	—

1290 VT MICRO CAP	IB	1	—	1	2	—	2

1290 VT SMALL CAP VALUE	IB	23	(7)	16	18	(4)	14

1290 VT SMARTBETA EQUITY	IB	19	(3)	16	14	(1)	13

1290 VT SOCIALLY RESPONSIBLE	IB	39	(36)	3	37	(39)	(2)

ALL ASSET GROWTH-ALT 20	IB	61	(64)	(3)	67	(71)	(4)

AMERICAN FUNDS INSURANCE SERIES® BOND FUNDSM	CLASS 4	170	(86)	84	127	(92)	35

CHARTERSM MODERATE	B	2	—	2	1	(2)	(1)

CHARTERSM MULTI-SECTOR BOND	A	26	(43)	(17)	27	(51)	(24)

CHARTERSM MULTI-SECTOR BOND	B	28	(34)	(6)	31	(34)	(3)

CHARTERSM SMALL CAP GROWTH	B	37	(42)	(5)	36	(41)	(5)

CHARTERSM SMALL CAP VALUE	B	25	(46)	(21)	22	(53)	(31)

EQ/400 MANAGED VOLATILITY	IB	18	(11)	7	21	(16)	5

EQ/500 MANAGED VOLATILITY	IB	34	(25)	9	35	(26)	9

EQ/2000 MANAGED VOLATILITY	IB	11	(10)	1	17	(11)	6

EQ/AB DYNAMIC MODERATE GROWTH	IB	19	(19)	—	22	(30)	(8)

The accompanying notes are an integral part of these financial statements.

FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AB SMALL CAP GROWTH	IA	64	(105)	(41)	56	(111)	(55)

EQ/AB SMALL CAP GROWTH	IB	81	(35)	46	57	(46)	11

EQ/AGGRESSIVE ALLOCATION	B	337	(349)	(12)	368	(384)	(16)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	122	(49)	73	424	(11)	413

EQ/BALANCED STRATEGY	IA	—	(1)	(1)	1	(1)	—

EQ/BALANCED STRATEGY	IB	81	(96)	(15)	65	(99)	(34)

EQ/BLACKROCK BASIC VALUE EQUITY	IB	237	(272)	(35)	246	(314)	(68)

EQ/CAPITAL GUARDIAN RESEARCH	IB	47	(88)	(41)	53	(105)	(52)

EQ/CLEARBRIDGE LARGE CAP GROWTH	IB	37	(108)	(71)	45	(136)	(91)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	14	(22)	(8)	9	(24)	(15)

EQ/COMMON STOCK INDEX	IA	121	(412)	(291)	141	(454)	(313)

EQ/COMMON STOCK INDEX	IB	131	(102)	29	123	(107)	16

EQ/CONSERVATIVE ALLOCATION	B	101	(117)	(16)	98	(147)	(49)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	54	(40)	14	53	(36)	17

EQ/CONSERVATIVE STRATEGY	IB	21	(11)	10	14	(20)	(6)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	148	(187)	(39)	169	(222)	(53)

EQ/CORE BOND INDEX	IB	181	(147)	34	156	(155)	1

EQ/EMERGING MARKETS EQUITY PLUS	IB	67	(47)	20	85	(54)	31

EQ/EQUITY 500 INDEX	IA	185	(256)	(71)	221	(269)	(48)

EQ/EQUITY 500 INDEX	IB	659	(260)	399	574	(241)	333

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	235	(255)	(20)	2,028	(58)	1,970

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	52	(82)	(30)	61	(110)	(49)

EQ/FRANKLIN RISING DIVIDENDS	IB	80	(2)	78	15	—	15

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	12	(18)	(6)	16	(21)	(5)

The accompanying notes are an integral part of these financial statements.

FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	50	(78)	(28)	53	(78)	(25)

EQ/GLOBAL BOND PLUS	IB	47	(73)	(26)	66	(89)	(23)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	75	(157)	(82)	84	(169)	(85)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	45	(49)	(4)	343	(9)	334

EQ/GROWTH STRATEGY	IA	1	(1)	—	—	(1)	(1)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	23	(31)	(8)	27	(38)	(11)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	11	(15)	(4)	11	(22)	(11)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	99	(141)	(42)	110	(155)	(45)

EQ/INTERNATIONAL EQUITY INDEX	IA	158	(240)	(82)	161	(271)	(110)

EQ/INTERNATIONAL EQUITY INDEX	IB	104	(52)	52	37	(51)	(14)

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	23	(19)	4	24	(14)	10

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	83	(137)	(54)	88	(148)	(60)

EQ/INVESCO COMSTOCK	IB	55	(82)	(27)	69	(91)	(22)

EQ/INVESCO GLOBAL REAL ESTATE	IB	83	(88)	(5)	598	(20)	578

EQ/INVESCO INTERNATIONAL GROWTH	IB	105	(92)	13	635	(18)	617

EQ/JANUS ENTERPRISE	IB	184	(163)	21	185	(169)	16

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	177	(109)	68	235	(104)	131

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	14	(28)	(14)	19	(25)	(6)

EQ/LARGE CAP GROWTH INDEX	IB	243	(221)	22	282	(262)	20

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	103	(256)	(153)	114	(275)	(161)

EQ/LARGE CAP VALUE INDEX	IB	172	(112)	60	153	(112)	41

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	151	(391)	(240)	172	(484)	(312)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	19	(52)	(33)	20	(54)	(34)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	420	(307)	113	2,182	(55)	2,127

The accompanying notes are an integral part of these financial statements.

FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/LOOMIS SAYLES GROWTH	IB	51	(62)	(11)	63	(75)	(12)

EQ/MFS INTERNATIONAL GROWTH	IB	166	(104)	62	175	(109)	66

EQ/MFS INTERNATIONAL VALUE	IB	485	(287)	198	2,554	(61)	2,493

EQ/MFS MID CAP FOCUSED GROWTH	IB	198	(130)	68	929	(28)	901

EQ/MFS TECHNOLOGY	IB	138	(104)	34	520	(23)	497

EQ/MFS UTILITIES SERIES	IB	93	(101)	(8)	635	(20)	615

EQ/MID CAP INDEX	IB	405	(316)	89	382	(326)	56

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	83	(173)	(90)	89	(217)	(128)

EQ/MODERATE ALLOCATION	A	442	(1,176)	(734)	501	(1,329)	(828)

EQ/MODERATE ALLOCATION	B	352	(364)	(12)	374	(396)	(22)

EQ/MODERATE GROWTH STRATEGY	IB	130	(74)	56	143	(68)	75

EQ/MODERATE-PLUS ALLOCATION	B	508	(649)	(141)	552	(724)	(172)

EQ/MONEY MARKET	IA	33,998	(33,710)	288	25,996	(25,995)	1

EQ/MONEY MARKET	IB	296,334	(298,513)	(2,179)	227,353	(227,066)	287

EQ/OPPENHEIMER GLOBAL	IB	219	(139)	80	230	(135)	95

EQ/PIMCO GLOBAL REAL RETURN	IB	127	(78)	49	120	(78)	42

EQ/PIMCO ULTRA SHORT BOND	IA	—	—	—	—	—	—

EQ/PIMCO ULTRA SHORT BOND	IB	97	(130)	(33)	115	(139)	(24)

EQ/QUALITY BOND PLUS	IA	26	(45)	(19)	30	(49)	(19)

EQ/QUALITY BOND PLUS	IB	32	(36)	(4)	31	(39)	(8)

EQ/SMALL COMPANY INDEX	IB	157	(125)	32	127	(127)	—

EQ/T. ROWE PRICE GROWTH STOCK	IB	457	(306)	151	516	(317)	199

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	36	(43)	(7)	34	(50)	(16)

EQ/UBS GROWTH & INCOME	IB	30	(36)	(6)	37	(47)	(10)

The accompanying notes are an integral part of these financial statements.

FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/WELLINGTON ENERGY	IB	217	(158)	59	566	(26)	540

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	18	(9)	9	13	(8)	5

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	65	(35)	30	65	(30)	35

INVESCO OPPENHEIMER V.I. MAIN STREET FUND	SERIES II	7	(2)	5	7	(4)	3

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	65	(38)	27	82	(42)	40

INVESCO V.I. HIGH YIELD FUND	SERIES II	88	(53)	35	76	(66)	10

INVESCO V.I. MID CAP CORE EQUITY FUND	SERIES II	20	(18)	2	24	(21)	3

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	10	(10)	—	9	(10)	(1)

IVY VIP HIGH INCOME	CLASS II	305	(226)	79	338	(249)	89

IVY VIP SMALL CAP GROWTH	CLASS II	62	(40)	22	78	(38)	40

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	19	(13)	6	18	(16)	2

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	40	(13)	27	16	(12)	4

MULTIMANAGER AGGRESSIVE EQUITY	IA	115	(405)	(290)	182	(516)	(334)

MULTIMANAGER AGGRESSIVE EQUITY	IB	21	(32)	(11)	23	(23)	—

MULTIMANAGER CORE BOND	IB	135	(120)	15	95	(149)	(54)

MULTIMANAGER MID CAP GROWTH	IB	25	(48)	(23)	32	(51)	(19)

MULTIMANAGER MID CAP VALUE	IB	12	(28)	(16)	14	(32)	(18)

MULTIMANAGER TECHNOLOGY	IB	95	(123)	(28)	116	(127)	(11)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	32	(21)	11	30	(20)	10

TARGET 2015 ALLOCATION	B	27	(23)	4	24	(56)	(32)

TARGET 2025 ALLOCATION	B	99	(70)	29	96	(90)	6

TARGET 2035 ALLOCATION	B	121	(45)	76	113	(52)	61

TARGET 2045 ALLOCATION	B	97	(42)	55	84	(37)	47

TARGET 2055 ALLOCATION	B	89	(16)	73	67	(11)	56

The accompanying notes are an integral part of these financial statements.

FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	126	(83)	43	137	(103)	34

VANECK VIP GLOBAL HARD ASSETS FUND	CLASS S	116	(90)	26	105	(100)	5

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account A (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, AXA Premier VIP Trust (“VIP”), EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trusts, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco Oppenheimer V.I. Main Street Fund(1)
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Mid Cap Core Equity Fund
•	Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series®

•	American Funds Insurance Series® Bond FundSM

AXA Premier VIP Trust*

•	CharterSM Moderate
•	CharterSM Multi-Sector Bond
•	CharterSM Small Cap Growth
•	CharterSM Small Cap Value
•	EQ/Aggressive Allocation(2)
•	EQ/Conservative Allocation(3)
•	EQ/Conservative-Plus Allocation(4)
•	EQ/Moderate Allocation(5)
•	EQ/Moderate-Plus Allocation(6)
•	Target 2015 Allocation
•	Target 2025 Allocation
•	Target 2035 Allocation
•	Target 2045 Allocation
•	Target 2055 Allocation

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Dynamic Allocation
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Low Volatility Global Equity
•	1290 VT Micro Cap
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity
•	1290 VT Socially Responsible
•	All Asset Growth-Alt 20
•	EQ/400 Managed Volatility(7)
•	EQ/500 Managed Volatility(8)
•	EQ/2000 Managed Volatility(9)
•	EQ/AB Dynamic Moderate Growth(10)
•	EQ/AB Short Duration Government Bond(11)(36)
•	EQ/AB Small Cap Growth(12)
•	EQ/American Century Mid Cap Value
•	EQ/Balanced Strategy(13)
•	EQ/BlackRock Basic Value Equity
•	EQ/Capital Guardian Research
•	EQ/ClearBridge Large Cap Growth(14)
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(15)
•	EQ/Conservative Strategy(16)
•	EQ/Core Bond Index
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap(17)
•	EQ/Franklin Balanced Managed Volatility(18)
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility(19)
•	EQ/Franklin Templeton Allocation Managed Volatility(20)
•	EQ/Global Bond PLUS
•	EQ/Global Equity Managed Volatility(21)
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Growth Strategy(22)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(23)
•	EQ/International Equity Index
•	EQ/International Managed Volatility(24)
•	EQ/International Value Managed Volatility(25)
•	EQ/Invesco Comstock
•	EQ/Invesco Global Real Estate
•	EQ/Invesco International Growth
•	EQ/Janus Enterprise(26)

FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility(27)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(28)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(29)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Loomis Sayles Growth(30)
•	EQ/MFS International Growth
•	EQ/MFS International Value
•	EQ/MFS Mid Cap Focused Growth(31)
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(32)
•	EQ/Moderate Growth Strategy(33)
•	EQ/Money Market
•	EQ/Oppenheimer Global
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Growth Stock
•	EQ/Templeton Global Equity Managed Volatility(34)
•	EQ/UBS Growth & Income
•	EQ/Wellington Energy(35)
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Mid Cap Growth
•	Multimanager Mid Cap Value
•	Multimanager Technology

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Equity-Income Portfolio
•	Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•	Ivy VIP High Income
•	Ivy VIP Small Cap Growth

MFS® Variable Insurance Trusts

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

VanEck VIP Trust

•	VanEck VIP Global Hard Assets Fund

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1)	Formerly known as Oppenheimer Main Street Fund®/VA.
(2)	Formerly known as AXA Aggressive Allocation.
(3)	Formerly known as AXA Conservative Allocation.
(4)	Formerly known as AXA Conservative-Plus Allocation.
(5)	Formerly known as AXA Moderate Allocation.
(6)	Formerly known as AXA Moderate-Plus Allocation.
(7)	Formerly known as AXA 400 Managed Volatility.
(8)	Formerly known as AXA 500 Managed Volatility.
(9)	Formerly known as AXA 2000 Managed Volatility.
(10)	Formerly known as AXA/AB Dynamic Moderate Growth.
(11)	Formerly known as AXA/AB Short Duration Government Bond.
(12)	Formerly known as AXA/AB Small Cap Growth.
(13)	Formerly known as AXA Balanced Strategy.
(14)	Formerly known as AXA/ClearBridge Large Cap Growth.
(15)	Formerly known as AXA Conservative Growth Strategy.
(16)	Formerly known as AXA Conservative Strategy.
(17)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(18)	Formerly known as AXA/Franklin Balanced Managed Volatility.
(19)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(20)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(21)	Formerly known as AXA Global Equity Managed Volatility.
(22)	Formerly known as AXA Growth Strategy.
(23)	Formerly known as AXA International Core Managed Volatility.
(24)	Formerly known as AXA International Managed Volatility.
(25)	Formerly known as AXA International Value Managed Volatility.
(26)	Formerly known as AXA/Janus Enterprise.
(27)	Formerly known as AXA Large Cap Core Managed Volatility.
(28)	Formerly known as AXA Large Cap Growth Managed Volatility.
(29)	Formerly known as AXA Large Cap Value Managed Volatility.
(30)	Formerly known as AXA/Loomis Sayles Growth.
(31)	Formerly known as EQ/Ivy Mid Cap Growth.
(32)	Formerly known as AXA Mid Cap Value Managed Volatility.
(33)	Formerly known as AXA Moderate Growth Strategy.
(34)	Formerly known as AXA/Templeton Global Equity Managed Volatility.
(35)	Formerly known as EQ/Ivy Energy.
(36)	The Variable Investment Option had no units at December 31, 2019 and 2018, thus the Variable Investment Option is excluded from all other sections of the financial statements.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST® Contracts), individual tax-favored and non-qualified contracts (Variable

FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Concluded)

Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts (“Contracts”).

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 100 through 801, EQUI-VEST® Vantage Series 900, EQUI-VEST® Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST® At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions

FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Concluded)

and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable’s General Account, and fixed maturity options of Separate Account No. 48.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

•	EQUI-VEST® Series 100 through 801

•	EQUI-VEST® Vantage Series 900

•	EQUI-VEST® Strategies Series 900 and 901

•	Momentum

•	Momentum Plus

•	Variable Immediate Annuity

Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

•	EQUI-VEST® Series 100 through 801

•	EQUI-VEST® Strategies Series 900 and 901

•	EQUIPLAN

•	Old Contracts

Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$202,724	$4,609
1290 VT DoubleLine Dynamic Allocation	3,360,286	1,775,287
1290 VT DoubleLine Opportunistic Bond	5,707,380	1,636,251
1290 VT Equity Income	13,971,017	17,298,847
1290 VT GAMCO Mergers & Acquisitions	2,724,904	3,009,577
1290 VT GAMCO Small Company Value	183,335,575	132,329,311
1290 VT High Yield Bond	9,510,736	3,640,032
1290 VT Low Volatility Global Equity	103,302	45,518
1290 VT Micro Cap	250,084	52,104
1290 VT Small Cap Value	3,214,617	822,856
1290 VT SmartBeta Equity	2,728,210	470,006
1290 VT Socially Responsible	9,008,029	7,396,026
All Asset Growth-Alt 20	15,185,852	12,081,255
American Funds Insurance Series® Bond FundSM	19,431,721	9,746,169
CharterSM Moderate	210,424	66,674
CharterSM Multi-Sector Bond	8,940,862	11,957,893
CharterSM Small Cap Growth	14,943,067	10,272,092
CharterSM Small Cap Value	10,902,651	14,413,027
EQ/400 Managed Volatility	4,463,835	2,608,487
EQ/500 Managed Volatility	9,468,021	6,458,303
EQ/2000 Managed Volatility	2,873,833	2,050,945
EQ/AB Dynamic Moderate Growth	3,273,608	3,111,172
EQ/AB Small Cap Growth	88,549,349	64,759,111
EQ/Aggressive Allocation	144,612,945	85,806,474
EQ/American Century Mid Cap Value	28,818,306	12,407,453
EQ/Balanced Strategy	16,006,364	16,807,166
EQ/BlackRock Basic Value Equity	129,237,843	101,257,453

FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Capital Guardian Research	$40,133,227	$28,048,949
EQ/ClearBridge Large Cap Growth	19,578,098	28,689,139
EQ/ClearBridge Select Equity Managed Volatility	2,822,831	4,124,842
EQ/Common Stock Index	268,066,619	350,190,455
EQ/Conservative Allocation	17,700,383	17,110,597
EQ/Conservative Growth Strategy	8,008,184	5,748,732
EQ/Conservative Strategy	2,563,772	1,465,001
EQ/Conservative-Plus Allocation	34,818,897	31,838,749
EQ/Core Bond Index	23,866,194	18,933,638
EQ/Emerging Markets Equity PLUS	6,511,471	4,766,367
EQ/Equity 500 Index	348,735,832	250,208,909
EQ/Fidelity Institutional AM® Large Cap	58,288,492	65,520,461
EQ/Franklin Balanced Managed Volatility	12,077,244	13,743,525
EQ/Franklin Rising Dividends	8,770,578	358,048
EQ/Franklin Small Cap Value Managed Volatility	3,471,047	3,359,157
EQ/Franklin Templeton Allocation Managed Volatility	12,138,255	12,085,448
EQ/Global Bond PLUS	6,226,732	9,568,327
EQ/Global Equity Managed Volatility	37,913,342	49,429,412
EQ/Goldman Sachs Mid Cap Value	9,541,164	9,431,441
EQ/Growth Strategy	52,534	129,572
EQ/Intermediate Government Bond	6,411,131	8,084,677
EQ/International Core Managed Volatility	19,515,680	20,999,012
EQ/International Equity Index	46,260,896	47,266,593
EQ/International Managed Volatility	3,238,948	2,375,294
EQ/International Value Managed Volatility	19,240,674	21,281,786
EQ/Invesco Comstock	18,693,484	18,252,701
EQ/Invesco Global Real Estate	22,573,474	16,223,231
EQ/Invesco International Growth	17,874,581	13,802,804
EQ/Janus Enterprise	75,323,587	51,211,301
EQ/JPMorgan Value Opportunities	47,988,428	28,885,582
EQ/Large Cap Core Managed Volatility	5,656,636	5,815,387
EQ/Large Cap Growth Index	77,493,859	49,515,865
EQ/Large Cap Growth Managed Volatility	101,787,322	98,558,691
EQ/Large Cap Value Index	28,981,100	14,703,136
EQ/Large Cap Value Managed Volatility	96,357,279	95,365,245
EQ/Lazard Emerging Markets Equity	53,234,992	35,043,716
EQ/Loomis Sayles Growth	22,380,811	21,781,107
EQ/MFS International Growth	43,978,104	24,263,653
EQ/MFS International Value	105,265,355	66,598,287
EQ/MFS Mid Cap Focused Growth	41,335,973	29,205,222
EQ/MFS Technology	52,895,167	41,723,419
EQ/MFS Utilities Series	22,859,780	22,014,184
EQ/Mid Cap Index	131,490,752	81,649,076
EQ/Mid Cap Value Managed Volatility	56,047,266	56,543,441
EQ/Moderate Allocation	223,199,274	214,521,110
EQ/Moderate Growth Strategy	22,754,318	12,144,863
EQ/Moderate-Plus Allocation	195,367,199	143,994,948
EQ/Money Market	379,827,035	384,476,034
EQ/Oppenheimer Global	43,119,433	28,984,142
EQ/PIMCO Global Real Return	15,460,323	9,041,683
EQ/PIMCO Ultra Short Bond	12,109,930	14,813,622
EQ/Quality Bond PLUS	9,761,075	13,565,384
EQ/Small Company Index	70,408,958	40,756,936

FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/T. Rowe Price Growth Stock	$151,456,852	$97,864,620
EQ/Templeton Global Equity Managed Volatility	8,728,852	6,461,284
EQ/UBS Growth & Income	7,771,185	8,572,443
EQ/Wellington Energy	16,237,031	12,282,162
Fidelity® VIP Equity-Income Portfolio	4,808,798	1,957,315
Fidelity® VIP Mid Cap Portfolio	19,660,233	7,508,100
Invesco Oppenheimer V.I. Main Street Fund	3,113,008	754,154
Invesco V.I. Diversified Dividend Fund	17,094,333	7,921,641
Invesco V.I. High Yield Fund	14,485,703	7,453,207
Invesco V.I. Mid Cap Core Equity Fund	6,162,202	3,361,256
Invesco V.I. Small Cap Equity Fund	3,263,659	2,125,238
Ivy VIP High Income	67,253,065	40,540,708
Ivy VIP Small Cap Growth	14,430,013	7,539,203
MFS® Investors Trust Series	6,165,985	3,748,653
MFS® Massachusetts Investors Growth Stock Portfolio	14,412,169	4,147,079
Multimanager Aggressive Equity	92,148,891	98,026,191
Multimanager Core Bond	24,146,611	19,807,671
Multimanager Mid Cap Growth	13,149,019	13,325,107
Multimanager Mid Cap Value	7,320,081	7,473,785
Multimanager Technology	55,958,317	46,897,453
PIMCO CommodityRealReturn® Strategy Portfolio	2,281,653	1,369,119
Target 2015 Allocation	4,968,378	3,649,081
Target 2025 Allocation	20,753,471	12,516,352
Target 2035 Allocation	24,247,182	8,564,868
Target 2045 Allocation	20,748,964	7,953,173
Target 2055 Allocation	11,420,061	2,151,968
Templeton Global Bond VIP Fund	19,745,833	10,515,073
VanEck VIP Global Hard Assets Fund	5,734,906	4,758,532

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective

FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Concluded)

Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.75% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors, LLC (“AXA Advisors”) or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios’ average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

6.	Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the year ended December 31, 2019.

In October 2018, AXA Equitable replaced certain portfolios (each a “Substituted Portfolio” and together, the “Substituted Portfolios”) which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a “Replacement Portfolio” and together, the “Replacement Portfolios”). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Continued)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	American Century VP Mid Cap Value Fund	EQ/American Century Mid Cap Value
Share Class	Class II	Class IB
Shares	4,231,054	4,231,054
Net Asset Value	$20.52	$20.52
Net Assets Before Substitution	$86,821,219	$—
Net Assets After Substitution	$—	$86,821,219
Realized Loss	$(786,460)

October 22, 2018	Fidelity® VIP Contrafund® Portfolio	EQ/Fidelity Institutional AM® Large Cap(1)
Share Class	Service Class 2	Class IB
Shares	12,834,420	12,834,420
Net Asset Value	$34.69	$34.69
Net Assets Before Substitution	$445,226,036	$—
Net Assets After Substitution	$—	$445,226,036
Realized Gain	$15,503,527

October 22, 2018	Goldman Sachs VIT Mid Cap Value Fund	EQ/Goldman Sachs Mid Cap Value
Share Class	Service Shares	Class IB
Shares	3,325,736	3,325,736
Net Asset Value	$16.69	$16.69
Net Assets Before Substitution	$55,506,528	$—
Net Assets After Substitution	$—	$55,506,528
Realized Gain	$769,536

October 22, 2018	Invesco V.I. Global Real Estate Fund	EQ/Invesco Global Real Estate
Share Class	Series II	Class IB
Shares	5,717,680	5,717,680
Net Asset Value	$15.23	$15.23
Net Assets Before Substitution	$87,080,260	$—
Net Assets After Substitution	$—	$87,080,260
Realized Loss	$(7,135,653)

October 22, 2018	Invesco V.I. International Growth Fund	EQ/Invesco International Growth
Share Class	Series II	Class IB
Shares	2,259,342	2,259,342
Net Asset Value	$34.38	$34.38
Net Assets Before Substitution	$77,676,166	$—
Net Assets After Substitution	$—	$77,676,166
Realized Loss	$(2,036,889)

October 22, 2018	Lazard Retirement Emerging Markets Equity Portfolio	EQ/Lazard Emerging Markets Equity
Share Class	Service Shares	Class IB
Shares	10,646,459	10,646,459
Net Asset Value	$19.44	$19.44
Net Assets Before Substitution	$206,967,165	$—
Net Assets After Substitution	$—	$206,967,165
Realized Loss	$(6,167,064)

FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

6.	Reorganizations (Concluded)

	Substituted Portfolio	Replacement Portfolio

October 22, 2018	MFS® International Value Portfolio	EQ/MFS International Value
Share Class	Service Class	Class IB
Shares	18,095,012	18,095,012
Net Asset Value	$25.69	$25.69
Net Assets Before Substitution	$464,860,861	$—
Net Assets After Substitution	$—	$464,860,861
Realized Gain	$26,354,729

October 22, 2018	IVY VIP Mid Cap Growth	EQ/MFS Mid Cap Focused Growth(2)
Share Class	Class II	Class IB
Shares	13,309,356	13,309,356
Net Asset Value	$12.14	$12.14
Net Assets Before Substitution	$161,602,201	$—
Net Assets After Substitution	$—	$161,602,201
Realized Gain	$21,433,806

October 22, 2018	MFS® Technology Portfolio	EQ/MFS Technology
Share Class	Service Class	Class IB
Shares	9,271,120	9,271,120
Net Asset Value	$18.36	$18.36
Net Assets Before Substitution	$170,217,759	$—
Net Assets After Substitution	$—	$170,217,759
Realized Gain	$22,084,808

October 22, 2018	MFS® Utilities Series	EQ/MFS Utilities Series
Share Class	Service Class	Class IB
Shares	3,797,383	3,797,383
Net Asset Value	$29.84	$29.84
Net Assets Before Substitution	$113,313,897	$—
Net Assets After Substitution	$—	$113,313,897
Realized Gain	$4,934,174

October 22, 2018	IVY VIP Energy	EQ/Wellington Energy(3)
Share Class	Class II	Class IB
Shares	9,523,336	9,523,336
Net Asset Value	$5.72	$5.72
Net Assets Before Substitution	$54,466,814	$—
Net Assets After Substitution	$—	$54,466,814
Realized Loss	$(1,396,919)

(1)	Formerly known as EQ/Fidelity Institutional AMSM Large Cap.
(2)	Formerly known as EQ/Ivy Mid Cap Growth.
(3)	Formerly known as EQ/Ivy Energy.

FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
Old Contracts	0.58%	0.16%	—	0.74%
EQUIPLAN® Contracts	0.58%	0.16%	—	0.74%
EQUI-VEST® Series 100

EQ/Money Market,
EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%

All Other Funds	0.50%	0.60%	0.24%	1.34%

Momentum Contracts

EQ/Money Market,
EQ/Common Stock Index	0.65%	0.60%	0.24%	1.49%

All Other Funds	0.50%	0.60%	0.24%	1.34%

EQUI-VEST® Series 200

EQ/Money Market,
EQ/Common Stock Index	1.15%	0.25%	—	1.40%

All Other Funds	1.09%	0.25%	—	1.34%

EQUI-VEST® Series 201

All Other Funds	0.95%	0.25%	—	1.20%

EQUI-VEST® Series 300 and 400 Contracts

EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Alloocation	1.10%	0.25%	—	1.35%

All Other Funds	1.10%	0.24%	—	1.34%

Momentum Plus Contracts	1.10%	0.25%	—	1.35%
EQUI-VEST®Series 500 Contracts	1.20%	0.25%	—	1.45%
EQUI-VEST® at Retirement

1.30% All Funds	0.80%	0.50%	—	1.30%

1.25% All Funds	0.75%	0.50%	—	1.25%

EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%
EQUI-VEST® Vantage Contracts

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

EQUI-VEST® Strategies Contracts Series 900

1.20% All Funds	1.20%	—	—	1.20%

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

0.25% All Funds	0.25%	—	—	0.25%

FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

EQUI-VEST® Strategies Contracts Series 901

0.00% All Funds	0.00%	—	—	0.00%

0.10% All Funds	0.10%	—	—	0.10%

0.25% All Funds	0.25%	—	—	0.25%

0.50% All Funds	0.50%	—	—	0.50%

0.60% All Funds	0.60%	—	—	0.60%

0.70% All Funds	0.70%	—	—	0.70%

0.80% All Funds	0.80%	—	—	0.80%

0.90% All Funds	0.90%	—	—	0.90%

1.00% All Funds	1.00%	—	—	1.00%

1.10% All Funds	1.10%	—	—	1.10%

1.15% All Funds	1.15%	—	—	1.15%
EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%
EQUI-VEST® Express Series 701 Contracts

1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts

1.25% All Funds	1.00%	0.25%	—	1.25%

Variable Immediate Annuity

0.50% All Funds	0.40%	0.10%	—	0.50%

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST® Series 100/200 and EQUI-VEST® Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST® Vantage and EQUI-VEST® Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST® series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable’s general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/

FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Continued)

Common Stock Index, and EQ/Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment option plus the Trust’s annual expenses for 2019 would have been 2.50% for the AXA Moderate Allocation option; 2.39% for the Multimanager Aggressive Equity option; 2.09% for the EQ/Common Stock Index option; and 2.11% for the EQ/Money Market option.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low – $0 depending on the product and account value.	Unit liquidation from account value

		High – Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value

Withdrawal Charge	At time of transaction	Low – 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.	Unit liquidation from account value

High – 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Plan Loan charges	At time of transaction	$25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).	Unit liquidation from account value

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

Charge for third-party transfer or exchange	At time of transaction	$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low – 0.60% for single life option; 0.75% for joint life option High – 0.75% for single life; 0.90% for joint life

Sales Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit (available only with the guaranteed minimum income benefit) - 0.00%	Unit liquidation from

GWBL Standard death benefit - 0.00%

FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Annual Rachet to age 85 — 0.25% of the Annual Rachet to age 85 benefit base

Greater of 6% Roll-Up to age 85 or Annual Rachet to age 85 — 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL Enhanced death benefit — 0.30% of the GWBL Enhance death benefit base

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.00% of the Personal Income Benefit account value	Unit liquidation from account value

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non- Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2019	Lowest contract charge 1.20% Class IB(e)	$115.76	—	—	—	22.46%
	Highest contract charge 1.25% Class IB	$115.69	—	—	—	22.40%
	All contract charges	—	2	$222	7.68%	—
2018	Lowest contract charge 1.25% Class IB(e)	$94.52	—	—	—	(5.59)%
	Highest contract charge 1.25% Class IB(e)	$94.52	—	—	—	(5.59)%
	All contract charges	—	—	$15	8.47%	—

1290 VT DoubleLine Dynamic Allocation
2019	Lowest contract charge 0.50% Class IB	$134.93	—	—	—	17.50%
	Highest contract charge 1.34% Class IB	$127.53	—	—	—	16.51%
	All contract charges	—	107	$13,637	2.12%	—
2018	Lowest contract charge 0.50% Class IB	$114.83	—	—	—	(4.59)%
	Highest contract charge 1.34% Class IB	$109.46	—	—	—	(5.41)%
	All contract charges	—	97	$10,730	1.64%	—

FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT DoubleLine Dynamic Allocation (Continued)
2017	Lowest contract charge 0.50% Class IB	$120.36	—	—	—	9.07%
	Highest contract charge 1.34% Class IB	$115.72	—	—	—	8.15%
	All contract charges	—	98	$11,438	0.62%	—
2016	Lowest contract charge 0.50% Class IB	$110.35	—	—	—	8.06%
	Highest contract charge 1.34% Class IB	$107.00	—	—	—	7.16%
	All contract charges	—	75	$7,993	1.70%	—
2015	Lowest contract charge 0.50% Class IB	$102.12	—	—	—	(4.20)%
	Highest contract charge 1.34% Class IB	$99.85	—	—	—	(5.01)%
	All contract charges	—	54	$5,512	0.98%	—

1290 VT DoubleLine Opportunistic Bond
2019	Lowest contract charge 0.50% Class IB	$112.11	—	—	—	7.57%
	Highest contract charge 1.25% Class IB	$108.25	—	—	—	6.77%
	All contract charges	—	122	$13,480	3.40%	—
2018	Lowest contract charge 0.50% Class IB	$104.22	—	—	—	(1.43)%
	Highest contract charge 1.25% Class IB	$101.39	—	—	—	(2.18)%
	All contract charges	—	88	$8,972	3.28%	—
2017	Lowest contract charge 0.50% Class IB	$105.73	—	—	—	3.41%
	Highest contract charge 1.25% Class IB	$103.65	—	—	—	2.64%
	All contract charges	—	61	$6,425	2.18%	—
2016	Lowest contract charge 0.50% Class IB	$102.24	—	—	—	4.35%
	Highest contract charge 1.25% Class IB	$100.98	—	—	—	3.56%
	All contract charges	—	26	$2,603	4.08%	—
2015	Lowest contract charge 0.50% Class IB(b)	$97.98	—	—	—	(2.28)%
	Highest contract charge 1.25% Class IB(b)	$97.51	—	—	—	(2.72)%
	All contract charges	—	7	$678	3.46%	—

1290 VT Equity Income
2019	Lowest contract charge 0.50% Class IB	$262.74	—	—		23.60%
	Highest contract charge 1.45% Class IB	$227.03	—	—	—	22.41%
	All contract charges	—	483	$112,168	2.28%	—
2018	Lowest contract charge 0.50% Class IB	$212.58	—	—	—	(12.14)%
	Highest contract charge 1.45% Class IB	$185.46	—	—	—	(12.98)%
	All contract charges	—	510	$96,565	1.98%	—
2017	Lowest contract charge 0.50% Class IB	$241.94	—	—	—	15.26%
	Highest contract charge 1.45% Class IB	$213.12	—	—	—	14.16%
	All contract charges	—	544	$117,542	1.67%	—
2016	Lowest contract charge 0.50% Class IB	$209.90	—	—	—	12.42%
	Highest contract charge 1.45% Class IB	$186.68	—	—	—	11.35%
	All contract charges	—	569	$107,751	2.00%	—
2015	Lowest contract charge 0.50% Class IB	$186.71	—	—	—	(2.19)%
	Highest contract charge 1.45% Class IB	$167.65	—	—	—	(3.13)%
	All contract charges	—	604	$102,239	1.58%	—

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 0.50% Class IB	$183.63	—	—	—	8.08%
	Highest contract charge 1.35% Class IB	$161.92	—	—	—	7.16%
	All contract charges	—	97	$15,854	4.13%	—
2018	Lowest contract charge 0.50% Class IB	$169.90	—	—	—	(5.39)%
	Highest contract charge 1.35% Class IB	$151.10	—	—	—	(6.20)%
	All contract charges	—	104	$15,733	1.46%	—
2017	Lowest contract charge 0.50% Class IB	$179.58	—	—	—	5.65%
	Highest contract charge 1.45% Class IB	$159.04	—	—	—	4.65%
	All contract charges	—	107	$17,240	0.16%	—
2016	Lowest contract charge 0.50% Class IB	$169.97	—	—	—	7.16%
	Highest contract charge 1.45% Class IB	$151.98	—	—	—	6.14%
	All contract charges	—	116	$17,653	0.01%	—
2015	Lowest contract charge 0.50% Class IB	$158.62	—	—	—	2.10%
	Highest contract charge 1.34% Class IB	$144.91	—	—	—	1.24%
	All contract charges	—	127	$18,277	0.00%	—

FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT GAMCO Small Company Value
2019	Lowest contract charge 0.00% Class IB	$145.12	—	—	—	23.35%
	Highest contract charge 1.45% Class IB	$367.32	—	—	—	21.56%
	All contract charges	—	3,073	$1,132,719	0.61%	—
2018	Lowest contract charge 0.00% Class IB	$117.65	—	—	—	(15.58)%
	Highest contract charge 1.45% Class IB	$302.16	—	—	—	(16.82)%
	All contract charges	—	2,996	$903,686	0.57%	—
2017	Lowest contract charge 0.00% Class IB	$139.36	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$363.24	—	—	—	14.42%
	All contract charges	—	2,891	$1,046,106	0.63%	—
2016	Lowest contract charge 0.00% Class IB(d)	$120.04	—	—	—	36.95%
	Highest contract charge 1.45% Class IB	$317.46	—	—	—	21.49%
	All contract charges	—	2,786	$878,428	0.52%	—
2015	Lowest contract charge 0.40% Class IB	$144.27	—	—	—	(6.08)%
	Highest contract charge 1.45% Class IB	$261.31	—	—	—	(7.07)%
	All contract charges	—	2,669	$692,281	0.54%	—

1290 VT High Yield Bond
2019	Lowest contract charge 0.50% Class IB	$128.20	—	—	—	12.35%
	Highest contract charge 1.34% Class IB	$121.17	—	—	—	11.40%
	All contract charges	—	176	$21,365	5.69%	—
2018	Lowest contract charge 0.50% Class IB	$114.11	—	—	—	(2.70)%
	Highest contract charge 1.34% Class IB	$108.77	—	—	—	(3.54)%
	All contract charges	—	133	$14,453	5.67%	—
2017	Lowest contract charge 0.50% Class IB	$117.28	—	—	—	5.94%
	Highest contract charge 1.45% Class IB	$112.18	—	—	—	4.94%
	All contract charges	—	113	$12,965	5.57%	—
2016	Lowest contract charge 0.50% Class IB	$110.70	—	—	—	11.17%
	Highest contract charge 1.34% Class IB	$107.33	—	—	—	10.23%
	All contract charges	—	78	$8,523	6.19%	—
2015	Lowest contract charge 0.50% Class IB	$99.58	—	—	—	(3.57)%
	Highest contract charge 1.34% Class IB	$97.37	—	—	—	(4.39)%
	All contract charges	—	55	$5,403	7.01%	—

1290 VT Low Volatility Global Equity
2019	Lowest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	Highest contract charge 1.25% Class IB	$114.17	—	—	—	18.50%
	All contract charges	—	1	$77	4.04%	—
2018	Lowest contract charge 1.25% Class IB(e)	$96.35	—	—	—	(3.25)%
	Highest contract charge 1.25% Class IB(e)	$96.35	—	—	—	(3.25)%
	All contract charges	—	—	$15	8.67%	—

1290 VT Micro Cap
2019	Lowest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	Highest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	All contract charges	—	3	$356	0.16%	—
2018	Lowest contract charge 1.25% Class IB(e)	$87.68	—	—	—	(12.02)%
	Highest contract charge 1.25% Class IB(e)	$87.68	—	—	—	(12.02)%
	All contract charges	—	2	$137	0.05%	—

1290 VT Small Cap Value
2019	Lowest contract charge 0.50% Class IB	$134.23	—	—	—	25.21%
	Highest contract charge 1.25% Class IB	$129.60	—	—	—	24.27%
	All contract charges	—	44	$5,899	1.12%	—
2018	Lowest contract charge 0.50% Class IB	$107.20	—	—	—	(11.91)%
	Highest contract charge 1.25% Class IB	$104.29	—	—	—	(12.58)%
	All contract charges	—	28	$2,890	1.13%	—
2017	Lowest contract charge 0.50% Class IB	$121.70	—	—	—	12.22%
	Highest contract charge 1.25% Class IB	$119.30	—	—	—	11.37%
	All contract charges	—	14	$1,709	0.81%	—

FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT Small Cap Value (Continued)
2016	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	23.63%
	Highest contract charge 1.25% Class IB(b)	$107.12	—	—	—	22.70%
	All contract charges	—	3	$307	3.23%	—
2015	Lowest contract charge 0.50% Class IB(b)	$87.72	—	—	—	(11.70)%
	Highest contract charge 1.20% Class IB(b)	$87.33	—	—	—	(12.07)%
	All contract charges	—	1	$76	0.81%	—

1290 VT SmartBeta Equity
2019	Lowest contract charge 0.50% Class IB	$144.58	—	—	—	26.29%
	Highest contract charge 1.25% Class IB	$139.60	—	—	—	25.35%
	All contract charges	—	39	$5,482	1.47%	—
2018	Lowest contract charge 0.50% Class IB	$114.48	—	—	—	(6.56)%
	Highest contract charge 1.25% Class IB	$111.37	—	—	—	(7.27)%
	All contract charges	—	23	$2,504	1.59%	—
2017	Lowest contract charge 0.50% Class IB	$122.52	—	—	—	21.12%
	Highest contract charge 1.25% Class IB	$120.10	—	—	—	20.20%
	All contract charges	—	10	$1,257	1.90%	—
2016	Lowest contract charge 0.50% Class IB(b)	$101.16	—	—	—	5.38%
	Highest contract charge 1.25% Class IB	$99.92	—	—	—	4.58%
	All contract charges	—	3	$392	2.12%	—
2015	Lowest contract charge 0.90% Class IB(b)	$95.76	—	—	—	(2.94)%
	Highest contract charge 1.25% Class IB(b)	$95.54	—	—	—	(3.15)%
	All contract charges	—	—	$74	3.31%	—

1290 VT Socially Responsible
2019	Lowest contract charge 0.00% Class IB	$165.75	—	—	—	30.27%
	Highest contract charge 1.45% Class IB	$257.44	—	—	—	28.38%
	All contract charges	—	321	$66,663	0.94%	—
2018	Lowest contract charge 0.00% Class IB	$127.24	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB	$200.53	—	—	—	(5.77)%
	All contract charges	—	318	$51,134	0.96%	—
2017	Lowest contract charge 0.00% Class IB(d)	$133.05	—	—	—	20.40%
	Highest contract charge 1.45% Class IB	$212.80	—	—	—	18.66%
	All contract charges	—	320	$54,460	1.05%	—
2016	Lowest contract charge 0.00% Class IB	$178.36	—	—	—	9.96%
	Highest contract charge 1.45% Class IB	$179.33	—	—	—	8.36%
	All contract charges	—	319	$45,604	1.20%	—
2015	Lowest contract charge 0.00% Class IB(c)	$162.21	—	—	—	(4.35)%
	Highest contract charge 1.45% Class IB	$165.49	—	—	—	(0.98)%
	All contract charges	—	329	$43,199	1.02%	—

All Asset Growth-Alt 20
2019	Lowest contract charge 0.50% Class IB	$194.20	—	—	—	18.49%
	Highest contract charge 1.45% Class IB	$175.92	—	—	—	17.37%
	All contract charges	—	493	$88,902	1.72%	—
2018	Lowest contract charge 0.50% Class IB	$163.89	—	—	—	(8.02)%
	Highest contract charge 1.45% Class IB	$149.89	—	—	—	(8.90)%
	All contract charges	—	496	$76,081	1.79%	—
2017	Lowest contract charge 0.50% Class IB	$178.18	—	—	—	15.32%
	Highest contract charge 1.45% Class IB	$164.54	—	—	—	14.22%
	All contract charges	—	500	$84,044	1.62%	—
2016	Lowest contract charge 0.50% Class IB	$154.51	—	—	—	9.02%
	Highest contract charge 1.45% Class IB	$144.06	—	—	—	7.98%
	All contract charges	—	404	$59,126	1.36%	—
2015	Lowest contract charge 0.50% Class IB	$141.73	—	—	—	(4.44)%
	Highest contract charge 1.45% Class IB	$133.41	—	—	—	(5.36)%
	All contract charges	—	391	$52,828	0.83%	—

FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
American Funds Insurance Series® Bond FundSM
2019	Lowest contract charge 0.50% Class 4	$113.24	—	—	—	8.54%
	Highest contract charge 1.45% Class 4	$106.24	—	—	—	7.50%
	All contract charges	—	552	$59,762	2.61%	—
2018	Lowest contract charge 0.50% Class 4	$104.33	—	—	—	(1.39)%
	Highest contract charge 1.45% Class 4	$98.83	—	—	—	(2.33)%
	All contract charges	—	468	$47,002	2.31%	—
2017	Lowest contract charge 0.50% Class 4	$105.80	—	—	—	2.78%
	Highest contract charge 1.45% Class 4	$101.19	—	—	—	1.80%
	All contract charges	—	433	$44,600	2.08%	—
2016	Lowest contract charge 0.50% Class 4	$102.94	—	—	—	2.29%
	Highest contract charge 1.45% Class 4	$99.40	—	—	—	1.31%
	All contract charges	—	362	$36,249	1.73%	—
2015	Lowest contract charge 0.50% Class 4	$100.64	—	—	—	(0.57)%
	Highest contract charge 1.45% Class 4	$98.11	—	—	—	(1.53)%
	All contract charges	—	247	$24,490	1.87%	—

CharterSM Moderate
2019	Lowest contract charge 0.50% Class B	$114.33	—	—	—	14.25%
	Highest contract charge 1.25% Class B	$112.05	—	—	—	13.39%
	All contract charges	—	4	$485	2.57%	—
2018	Lowest contract charge 0.50% Class B	$100.07	—	—	—	(5.31)%
	Highest contract charge 1.25% Class B	$98.82	—	—	—	(6.03)%
	All contract charges	—	2	$307	1.45%	—
2017	Lowest contract charge 0.50% Class B	$105.68	—	—	—	5.44%
	Highest contract charge 1.25% Class B	$105.16	—	—	—	4.95%
	All contract charges	—	3	$324	1.87%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.70% Class A	$127.87	—	—	—	6.16%
	Highest contract charge 1.45% Class A	$101.07	—	—	—	5.36%
	All contract charges	—	303	$52,479	2.06%	—
2018	Lowest contract charge 0.70% Class A	$120.45	—	—	—	(1.20)%
	Highest contract charge 1.45% Class A	$95.93	—	—	—	(1.95)%
	All contract charges	—	320	$52,653	2.21%	—
2017	Lowest contract charge 0.70% Class A	$121.91	—	—	—	1.52%
	Highest contract charge 1.45% Class A	$97.84	—	—	—	0.75%
	All contract charges	—	344	$57,497	1.56%	—
2016	Lowest contract charge 0.70% Class A	$120.09	—	—	—	2.21%
	Highest contract charge 1.45% Class A	$97.11	—	—	—	1.44%
	All contract charges	—	370	$61,071	1.95%	—
2015	Lowest contract charge 0.70% Class A	$117.49	—	—	—	(1.34)%
	Highest contract charge 1.45% Class A	$95.73	—	—	—	(2.08)%
	All contract charges	—	401	$65,307	1.52%	—

CharterSM Multi-Sector Bond
2019	Lowest contract charge 0.50% Class B	$145.36	—	—	—	6.37%
	Highest contract charge 1.30% Class B	$99.76	—	—	—	5.53%
	All contract charges	—	234	$25,513	2.06%	—
2018	Lowest contract charge 0.50% Class B	$136.65	—	—	—	(1.00)%
	Highest contract charge 1.30% Class B	$94.53	—	—	—	(1.79)%
	All contract charges	—	240	$24,731	2.21%	—
2017	Lowest contract charge 0.50% Class B	$138.03	—	—	—	1.72%
	Highest contract charge 1.30% Class B	$96.25	—	—	—	0.92%
	All contract charges	—	243	$25,610	1.56%	—
2016	Lowest contract charge 0.50% Class B	$135.69	—	—	—	2.42%
	Highest contract charge 1.30% Class B	$95.37	—	—	—	1.61%
	All contract charges	—	249	$25,975	1.95%	—
2015	Lowest contract charge 0.50% Class B	$132.49	—	—	—	(1.13)%

FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
CharterSM Multi-Sector Bond (Continued)
	Highest contract charge 1.30% Class B	$93.86	—	—	—	(1.92)%
	All contract charges	—	256	$26,346	1.52%	—

CharterSM Small Cap Growth
2019	Lowest contract charge 0.50% Class B	$283.70	—	—	—	32.38%
	Highest contract charge 1.45% Class B	$245.14	—	—	—	31.12%
	All contract charges	—	221	$54,751	1.90%	—
2018	Lowest contract charge 0.50% Class B	$214.31	—	—	—	(5.51)%
	Highest contract charge 1.45% Class B	$186.96	—	—	—	(6.42)%
	All contract charges	—	226	$42,495	3.63%	—
2017	Lowest contract charge 0.50% Class B	$226.80	—	—	—	23.74%
	Highest contract charge 1.45% Class B	$199.78	—	—	—	22.56%
	All contract charges	—	231	$46,802	2.62%	—
2016	Lowest contract charge 0.50% Class B	$183.29	—	—	—	8.81%
	Highest contract charge 1.45% Class B	$163.00	—	—	—	7.77%
	All contract charges	—	244	$40,272	0.00%	—
2015	Lowest contract charge 0.50% Class B	$168.45	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$151.25	—	—	—	(7.41)%
	All contract charges	—	265	$40,398	0.26%	—

CharterSM Small Cap Value
2019	Lowest contract charge 0.50% Class B	$325.41	—	—	—	24.02%
	Highest contract charge 1.45% Class B	$223.09	—	—	—	22.84%
	All contract charges	—	382	$110,347	0.46%	—
2018	Lowest contract charge 0.50% Class B	$262.38	—	—	—	(13.42)%
	Highest contract charge 1.45% Class B	$181.61	—	—	—	(14.25)%
	All contract charges	—	403	$95,139	1.16%	—
2017	Lowest contract charge 0.50% Class B	$303.06	—	—	—	10.74%
	Highest contract charge 1.45% Class B	$211.80	—	—	—	9.68%
	All contract charges	—	434	$118,439	1.45%	—
2016	Lowest contract charge 0.50% Class B	$273.66	—	—	—	24.61%
	Highest contract charge 1.45% Class B	$193.10	—	—	—	23.43%
	All contract charges	—	469	$117,210	1.36%	—
2015	Lowest contract charge 0.50% Class B	$219.62	—	—	—	(13.57)%
	Highest contract charge 1.45% Class B	$156.45	—	—	—	(14.40)%
	All contract charges	—	504	$101,765	0.51%	—

EQ/400 Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$214.11	—	—	—	24.43%
	Highest contract charge 1.45% Class IB	$178.32	—	—	—	23.12%
	All contract charges	—	91	$20,442	1.01%	—
2018	Lowest contract charge 0.40% Class IB	$172.07	—	—	—	(12.62)%
	Highest contract charge 1.45% Class IB	$144.84	—	—	—	(13.55)%
	All contract charges	—	84	$15,353	0.98%	—
2017	Lowest contract charge 0.40% Class IB	$196.93	—	—	—	14.77%
	Highest contract charge 1.45% Class IB	$167.54	—	—	—	13.56%
	All contract charges	—	79	$16,486	0.79%	—
2016	Lowest contract charge 0.40% Class IB	$171.59	—	—	—	19.20%
	Highest contract charge 1.45% Class IB	$147.53	—	—	—	17.95%
	All contract charges	—	66	$12,251	0.92%	—
2015	Lowest contract charge 0.40% Class IB	$143.95	—	—	—	(3.50)%
	Highest contract charge 1.34% Class IB	$166.05	—	—	—	(4.41)%
	All contract charges	—	45	$7,382	0.56%	—

EQ/500 Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$265.02	—	—	—	29.25%
	Highest contract charge 1.34% Class IB	$273.26	—	—	—	28.16%
	All contract charges	—	138	$36,023	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$205.04	—	—	—	(6.53)%

FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/500 Managed Volatility (Continued)
	Highest contract charge 1.34% Class IB	$213.21	—	—	—	(7.33)%
	All contract charges	—	129	$26,144	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$219.37	—	—	—	20.16%
	Highest contract charge 1.34% Class IB	$230.07	—	—	—	19.15%
	All contract charges	—	120	$26,598	1.21%	—
2016	Lowest contract charge 0.50% Class IB	$182.57	—	—	—	10.47%
	Highest contract charge 1.34% Class IB	$193.10	—	—	—	9.54%
	All contract charges	—	104	$19,418	1.31%	—
2015	Lowest contract charge 0.50% Class IB	$165.27	—	—	—	(0.14)%
	Highest contract charge 1.34% Class IB	$176.28	—	—	—	(0.98)%
	All contract charges	—	87	$14,632	0.97%	—

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$212.31	—	—	—	23.82%
	Highest contract charge 1.34% Class IB	$231.01	—	—	—	22.78%
	All contract charges	—	46	$9,641	0.95%	—
2018	Lowest contract charge 0.50% Class IB	$171.46	—	—	—	(12.36)%
	Highest contract charge 1.34% Class IB	$188.15	—	—	—	(13.11)%
	All contract charges	—	45	$7,424	0.79%	—
2017	Lowest contract charge 0.50% Class IB	$195.64	—	—	—	13.29%
	Highest contract charge 1.34% Class IB	$216.53	—	—	—	12.34%
	All contract charges	—	39	$7,758	0.75%	—
2016	Lowest contract charge 0.50% Class IB	$172.69	—	—	—	19.92%
	Highest contract charge 1.34% Class IB	$192.75	—	—	—	18.92%
	All contract charges	—	33	$5,859	0.82%	—
2015	Lowest contract charge 0.50% Class IB	$144.00	—	—	—	(5.57)%
	Highest contract charge 1.34% Class IB	$162.09	—	—	—	(6.37)%
	All contract charges	—	26	$4,016	0.40%	—

EQ/AB Dynamic Moderate Growth
2019	Lowest contract charge 0.50% Class IB	$154.86	—	—	—	15.21%
	Highest contract charge 1.34% Class IB	$145.15	—	—	—	14.25%
	All contract charges	—	130	$19,010	1.14%	—
2018	Lowest contract charge 0.50% Class IB	$134.41	—	—	—	(6.29)%
	Highest contract charge 1.34% Class IB	$127.05	—	—	—	(7.08)%
	All contract charges	—	130	$16,916	1.15%	—
2017	Lowest contract charge 0.50% Class IB	$143.43	—	—	—	12.34%
	Highest contract charge 1.34% Class IB	$136.73	—	—	—	11.39%
	All contract charges	—	138	$18,919	1.22%	—
2016	Lowest contract charge 0.50% Class IB	$127.68	—	—	—	3.26%
	Highest contract charge 1.34% Class IB	$122.75	—	—	—	2.39%
	All contract charges	—	134	$16,587	0.41%	—
2015	Lowest contract charge 0.50% Class IB	$123.65	—	—	—	(1.11)%
	Highest contract charge 1.34% Class IB	$119.89	—	—	—	(1.95)%
	All contract charges	—	120	$14,425	0.80%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.70% Class IA	$430.75	—	—	—	26.91%
	Highest contract charge 1.45% Class IA	$343.05	—	—	—	25.95%
	All contract charges	—	665	$318,770	0.16%	—
2018	Lowest contract charge 0.70% Class IA	$339.42	—	—	—	(8.53)%
	Highest contract charge 1.45% Class IA	$272.38	—	—	—	(9.22)%
	All contract charges	—	706	$269,121	0.12%	—
2017	Lowest contract charge 0.70% Class IA	$371.06	—	—	—	21.81%
	Highest contract charge 1.45% Class IA	$300.04	—	—	—	20.90%
	All contract charges	—	761	$318,454	0.27%	—
2016	Lowest contract charge 0.70% Class IA	$304.61	—	—	—	11.79%
	Highest contract charge 1.45% Class IA	$248.18	—	—	—	10.95%

FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/AB Small Cap Growth (Continued)
	All contract charges	—	819	$283,441	0.36%	—
2015	Lowest contract charge 0.70% Class IA	$272.48	—	—	—	(3.59)%
	Highest contract charge 1.45% Class IA	$223.69	—	—	—	(4.32)%
	All contract charges	—	887	$276,150	0.05%	—

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.50% Class IB	$285.43	—	—	—	27.16%
	Highest contract charge 1.30% Class IB	$265.33	—	—	—	26.16%
	All contract charges	—	313	$101,773	0.16%	—
2018	Lowest contract charge 0.50% Class IB	$224.46	—	—	—	(8.34)%
	Highest contract charge 1.30% Class IB	$210.32	—	—	—	(9.07)%
	All contract charges	—	267	$71,468	0.12%	—
2017	Lowest contract charge 0.50% Class IB	$244.89	—	—	—	22.06%
	Highest contract charge 1.30% Class IB	$231.30	—	—	—	21.10%
	All contract charges	—	256	$76,002	0.27%	—
2016	Lowest contract charge 0.50% Class IB	$200.63	—	—	—	12.01%
	Highest contract charge 1.30% Class IB	$191.00	—	—	—	11.13%
	All contract charges	—	252	$61,734	0.36%	—
2015	Lowest contract charge 0.50% Class IB	$179.11	—	—	—	(3.39)%
	Highest contract charge 1.30% Class IB	$171.87	—	—	—	(4.16)%
	All contract charges	—	250	$55,409	0.05%	—

EQ/Aggressive Allocation
2019	Lowest contract charge 0.50% Class B	$270.19	—	—	—	23.86%
	Highest contract charge 1.45% Class B	$231.18	—	—	—	22.68%
	All contract charges	—	3,315	$792,936	1.59%	—
2018	Lowest contract charge 0.50% Class B	$218.14	—	—	—	(9.17)%
	Highest contract charge 1.45% Class B	$188.44	—	—	—	(10.05)%
	All contract charges	—	3,327	$646,094	1.58%	—
2017	Lowest contract charge 0.50% Class B	$240.17	—	—	—	18.50%
	Highest contract charge 1.45% Class B	$209.49	—	—	—	17.37%
	All contract charges	—	3,343	$719,502	1.53%	—
2016	Lowest contract charge 0.50% Class B	$202.67	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$178.48	—	—	—	7.21%
	All contract charges	—	3,348	$610,865	0.97%	—
2015	Lowest contract charge 0.50% Class B	$187.23	—	—	—	(2.25)%
	Highest contract charge 1.45% Class B	$166.47	—	—	—	(3.18)%
	All contract charges	—	3,347	$567,396	0.97%	—

EQ/American Century Mid Cap Value(f)
2019	Lowest contract charge 0.00% Class IB	$151.54	—	—	—	28.82%
	Highest contract charge 1.25% Class IB	$113.54	—	—	—	27.20%
	All contract charges	—	486	$120,132	1.97%	—
2018	Lowest contract charge 0.00% Class IB(e)	$117.64	—	—	—	(9.39)%
	Highest contract charge 1.25% Class IB(e)	$89.26	—	—	—	(9.60)%
	All contract charges	—	413	$80,826	0.57%	—

EQ/Balanced Strategy
2019	Lowest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	Highest contract charge 1.25% Class IA	$161.30	—	—	—	14.24%
	All contract charges	—	—	$79	1.50%	—
2018	Lowest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	Highest contract charge 1.25% Class IA	$141.19	—	—	—	(5.39)%
	All contract charges	—	1	$72	1.19%	—
2017	Lowest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	Highest contract charge 1.25% Class IA	$149.23	—	—	—	8.48%
	All contract charges	—	1	$193	1.27%	—
2016	Lowest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%
	Highest contract charge 1.25% Class IA	$137.56	—	—	—	4.66%

FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Balanced Strategy (Continued)
	All contract charges	—	1	$188	0.90%	—
2015	Lowest contract charge 1.10% Class IA	$132.70	—	—	—	(1.73)%
	Highest contract charge 1.25% Class IA	$131.44	—	—	—	(1.88)%
	All contract charges	—	1	$189	1.03%	—

EQ/Balanced Strategy
2019	Lowest contract charge 0.50% Class IB	$152.52	—	—	—	15.11%
	Highest contract charge 1.45% Class IB	$141.73	—	—	—	14.00%
	All contract charges	—	820	$133,439	1.50%	—
2018	Lowest contract charge 0.50% Class IB	$132.50	—	—	—	(4.66)%
	Highest contract charge 1.45% Class IB	$124.32	—	—	—	(5.57)%
	All contract charges	—	835	$119,937	1.19%	—
2017	Lowest contract charge 0.50% Class IB	$138.98	—	—	—	9.30%
	Highest contract charge 1.45% Class IB	$131.66	—	—	—	8.26%
	All contract charges	—	869	$132,545	1.27%	—
2016	Lowest contract charge 0.50% Class IB	$127.15	—	—	—	5.45%
	Highest contract charge 1.45% Class IB	$121.61	—	—	—	4.45%
	All contract charges	—	880	$124,745	0.90%	—
2015	Lowest contract charge 0.50% Class IB	$120.58	—	—	—	(1.13)%
	Highest contract charge 1.45% Class IB	$116.43	—	—	—	(2.09)%
	All contract charges	—	802	$108,841	1.03%	—

EQ/BlackRock Basic Value Equity
2019	Lowest contract charge 0.50% Class IB	$312.63	—	—	—	22.82%
	Highest contract charge 1.45% Class IB	$322.66	—	—	—	21.65%
	All contract charges	—	2,275	$831,501	1.94%	—
2018	Lowest contract charge 0.50% Class IB	$254.55	—	—	—	(8.48)%
	Highest contract charge 1.45% Class IB	$265.24	—	—	—	(9.36)%
	All contract charges	—	2,310	$694,882	1.61%	—
2017	Lowest contract charge 0.50% Class IB	$278.13	—	—	—	7.57%
	Highest contract charge 1.45% Class IB	$292.62	—	—	—	6.55%
	All contract charges	—	2,378	$791,517	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$258.55	—	—	—	17.38%
	Highest contract charge 1.45% Class IB	$274.64	—	—	—	16.26%
	All contract charges	—	2,429	$759,183	1.54%	—
2015	Lowest contract charge 0.50% Class IB	$220.27	—	—	—	(6.62)%
	Highest contract charge 1.45% Class IB	$236.23	—	—	—	(7.51)%
	All contract charges	—	2,398	$648,716	1.31%	—

EQ/Capital Guardian Research
2019	Lowest contract charge 0.70% Class IB	$366.64	—	—	—	31.95%
	Highest contract charge 1.45% Class IB	$314.19	—	—	—	30.96%
	All contract charges	—	814	$246,604	0.56%	—
2018	Lowest contract charge 0.70% Class IB	$277.86	—	—	—	(5.51)%
	Highest contract charge 1.45% Class IB	$239.92	—	—	—	(6.23)%
	All contract charges	—	855	$198,849	0.56%	—
2017	Lowest contract charge 0.70% Class IB	$294.05	—	—	—	24.56%
	Highest contract charge 1.45% Class IB	$255.85	—	—	—	23.62%
	All contract charges	—	907	$226,594	0.78%	—
2016	Lowest contract charge 0.70% Class IB	$236.07	—	—	—	7.66%
	Highest contract charge 1.45% Class IB	$206.96	—	—	—	6.86%
	All contract charges	—	954	$194,061	0.87%	—
2015	Lowest contract charge 0.70% Class IB	$219.27	—	—	—	1.20%
	Highest contract charge 1.45% Class IB	$193.68	—	—	—	0.43%
	All contract charges	—	1,011	$193,583	0.57%	—

EQ/ClearBridge Large Cap Growth
2019	Lowest contract charge 0.70% Class IB	$308.21	—	—	—	31.08%
	Highest contract charge 1.45% Class IB	$264.12	—	—	—	30.09%
	All contract charges	—	591	$162,169	0.03%	—

FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/ClearBridge Large Cap Growth (Continued)
2018	Lowest contract charge 0.70% Class IB	$235.14	—	—	—	(1.05)%
	Highest contract charge 1.45% Class IB	$203.03	—	—	—	(1.80)%
	All contract charges	—	662	$138,859	0.17%	—
2017	Lowest contract charge 0.50% Class IB	$238.30	—	—	—	24.97%
	Highest contract charge 1.45% Class IB	$206.76	—	—	—	23.78%
	All contract charges	—	753	$160,742	0.07%	—
2016	Lowest contract charge 0.50% Class IB	$190.69	—	—	—	0.38%
	Highest contract charge 1.45% Class IB	$167.04	—	—	—	(0.58)%
	All contract charges	—	887	$152,942	0.00%	—
2015	Lowest contract charge 0.50% Class IB	$189.97	—	—	—	0.76%
	Highest contract charge 1.45% Class IB	$168.01	—	—	—	(0.20)%
	All contract charges	—	1,022	$177,302	0.00%	—

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$207.85	—	—	—	32.87%
	Highest contract charge 1.45% Class IB	$182.92	—	—	—	31.60%
	All contract charges	—	152	$28,393	0.35%	—
2018	Lowest contract charge 0.50% Class IB	$156.43	—	—	—	(10.52)%
	Highest contract charge 1.45% Class IB	$139.00	—	—	—	(11.38)%
	All contract charges	—	160	$22,764	3.55%	—
2017	Lowest contract charge 0.50% Class IB	$174.82	—	—	—	13.63%
	Highest contract charge 1.45% Class IB	$156.85	—	—	—	12.55%
	All contract charges	—	175	$27,935	1.02%	—
2016	Lowest contract charge 0.50% Class IB	$153.85	—	—	—	12.60%
	Highest contract charge 1.45% Class IB	$139.36	—	—	—	11.52%
	All contract charges	—	189	$26,930	2.21%	—
2015	Lowest contract charge 0.50% Class IB	$136.64	—	—	—	(2.87)%
	Highest contract charge 1.45% Class IB	$124.96	—	—	—	(3.80)%
	All contract charges	—	203	$25,859	1.81%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.70% Class IA	$362.51	—	—	—	29.32%
	Highest contract charge 1.45% Class IA	$241.62	—	—	—	28.34%
	All contract charges	—	2,952	$2,239,132	1.42%	—
2018	Lowest contract charge 0.70% Class IA	$280.31	—	—	—	(6.46)%
	Highest contract charge 1.45% Class IA	$188.26	—	—	—	(7.17)%
	All contract charges	—	3,243	$1,909,634	1.29%	—
2017	Lowest contract charge 0.70% Class IA	$299.68	—	—	—	19.63%
	Highest contract charge 1.45% Class IA	$202.81	—	—	—	18.73%
	All contract charges	—	3,556	$2,249,181	1.29%	—
2016	Lowest contract charge 0.70% Class IA	$250.51	—	—	—	10.91%
	Highest contract charge 1.45% Class IA	$170.82	—	—	—	10.08%
	All contract charges	—	3,867	$2,054,312	1.54%	—
2015	Lowest contract charge 0.70% Class IA	$225.87	—	—	—	(0.76)%
	Highest contract charge 1.45% Class IA	$155.18	—	—	—	(1.50)%
	All contract charges	—	4,237	$2,036,713	1.35%	—

EQ/Common Stock Index
2019	Lowest contract charge 0.40% Class IB	$242.81	—	—	—	29.71%
	Highest contract charge 1.30% Class IB	$216.23	—	—	—	28.56%
	All contract charges	—	962	$225,707	1.42%	—
2018	Lowest contract charge 0.40% Class IB	$187.19	—	—	—	(6.18)%
	Highest contract charge 1.30% Class IB	$168.20	—	—	—	(7.02)%
	All contract charges	—	933	$170,142	1.29%	—
2017	Lowest contract charge 0.40% Class IB	$199.52	—	—	—	19.99%
	Highest contract charge 1.30% Class IB	$180.90	—	—	—	18.93%
	All contract charges	—	917	$179,724	1.29%	—

FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Common Stock Index (Continued)
2016	Lowest contract charge 0.40% Class IB	$166.28	—	—	—	11.25%
	Highest contract charge 1.30% Class IB	$152.11	—	—	—	10.26%
	All contract charges	—	881	$144,886	1.54%	—
2015	Lowest contract charge 0.40% Class IB	$149.47	—	—	—	(0.46)%
	Highest contract charge 1.30% Class IB	$137.96	—	—	—	(1.34)%
	All contract charges	—	870	$130,043	1.35%	—

EQ/Conservative Allocation
2019	Lowest contract charge 0.50% Class B	$160.07	—	—	—	8.69%
	Highest contract charge 1.45% Class B	$136.96	—	—	—	7.66%
	All contract charges	—	741	$102,816	1.67%	—
2018	Lowest contract charge 0.50% Class B	$147.27	—	—	—	(2.06)%
	Highest contract charge 1.45% Class B	$127.22	—	—	—	(3.00)%
	All contract charges	—	757	$97,134	1.49%	—
2017	Lowest contract charge 0.50% Class B	$150.36	—	—	—	4.42%
	Highest contract charge 1.45% Class B	$131.15	—	—	—	3.43%
	All contract charges	—	806	$106,472	1.10%	—
2016	Lowest contract charge 0.50% Class B	$143.99	—	—	—	2.41%
	Highest contract charge 1.45% Class B	$126.80	—	—	—	1.44%
	All contract charges	—	884	$112,214	0.95%	—
2015	Lowest contract charge 0.50% Class B	$140.60	—	—	—	(0.73)%
	Highest contract charge 1.45% Class B	$125.00	—	—	—	(1.69)%
	All contract charges	—	912	$113,613	0.81%	—

EQ/Conservative Growth Strategy
2019	Lowest contract charge 0.50% Class IB	$141.48	—	—	—	12.82%
	Highest contract charge 1.34% Class IB	$132.60	—	—	—	11.87%
	All contract charges	—	254	$35,470	1.54%	—
2018	Lowest contract charge 0.50% Class IB	$125.40	—	—	—	(3.73)%
	Highest contract charge 1.34% Class IB	$118.53	—	—	—	(4.56)%
	All contract charges	—	240	$30,084	1.25%	—
2017	Lowest contract charge 0.50% Class IB	$130.26	—	—	—	7.44%
	Highest contract charge 1.34% Class IB	$124.19	—	—	—	6.54%
	All contract charges	—	223	$29,665	1.25%	—
2016	Lowest contract charge 0.50% Class IB	$121.24	—	—	—	4.44%
	Highest contract charge 1.34% Class IB	$116.57	—	—	—	3.56%
	All contract charges	—	204	$25,591	0.90%	—
2015	Lowest contract charge 0.50% Class IB	$116.09	—	—	—	(0.96)%
	Highest contract charge 1.34% Class IB	$112.56	—	—	—	(1.80)%
	All contract charges	—	181	$22,059	1.01%	—

EQ/Conservative Strategy
2019	Lowest contract charge 0.50% Class IB	$121.13	—	—	—	8.40%
	Highest contract charge 1.34% Class IB	$113.53	—	—	—	7.49%
	All contract charges	—	90	$10,581	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$111.74	—	—	—	(1.89)%
	Highest contract charge 1.34% Class IB	$105.62	—	—	—	(2.73)%
	All contract charges	—	80	$8,883	1.18%	—
2017	Lowest contract charge 0.50% Class IB	$113.89	—	—	—	3.74%
	Highest contract charge 1.34% Class IB	$108.58	—	—	—	2.88%
	All contract charges	—	86	$9,802	1.04%	—
2016	Lowest contract charge 0.50% Class IB	$109.78	—	—	—	2.31%
	Highest contract charge 1.34% Class IB	$105.54	—	—	—	1.45%
	All contract charges	—	87	$9,714	0.85%	—
2015	Lowest contract charge 0.50% Class IB	$107.30	—	—	—	(0.67)%
	Highest contract charge 1.34% Class IB	$104.03	—	—	—	(1.51)%
	All contract charges	—	74	$8,166	0.87%	—

FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.50% Class B	$185.57	—	—	—	12.91%
	Highest contract charge 1.45% Class B	$158.78	—	—	—	11.83%
	All contract charges	—	1,363	$221,097	1.60%	—
2018	Lowest contract charge 0.50% Class B	$164.35	—	—	—	(4.13)%
	Highest contract charge 1.45% Class B	$141.98	—	—	—	(5.05)%
	All contract charges	—	1,402	$202,591	1.48%	—
2017	Lowest contract charge 0.50% Class B	$171.43	—	—	—	8.28%
	Highest contract charge 1.45% Class B	$149.53	—	—	—	7.25%
	All contract charges	—	1,455	$220,539	1.21%	—
2016	Lowest contract charge 0.50% Class B	$158.32	—	—	—	4.21%
	Highest contract charge 1.45% Class B	$139.42	—	—	—	3.22%
	All contract charges	—	1,464	$206,424	0.94%	—
2015	Lowest contract charge 0.50% Class B	$151.92	—	—	—	(1.15)%
	Highest contract charge 1.45% Class B	$135.07	—	—	—	(2.09)%
	All contract charges	—	1,489	$202,513	0.83%	—

EQ/Core Bond Index
2019	Lowest contract charge 0.40% Class IB	$108.99	—	—	—	5.84%
	Highest contract charge 1.45% Class IB	$116.73	—	—	—	4.72%
	All contract charges	—	1,018	$122,882	1.96%	—
2018	Lowest contract charge 0.40% Class IB	$102.98	—	—	—	(0.16)%
	Highest contract charge 1.45% Class IB	$111.47	—	—	—	(1.21)%
	All contract charges	—	984	$113,184	1.92%	—
2017	Lowest contract charge 0.40% Class IB	$103.14	—	—	—	1.06%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	—%
	All contract charges	—	983	$114,129	1.58%	—
2016	Lowest contract charge 0.40% Class IB	$102.06	—	—	—	0.97%
	Highest contract charge 1.45% Class IB	$112.84	—	—	—	(0.09)%
	All contract charges	—	991	$114,324	1.52%	—
2015	Lowest contract charge 0.40% Class IB	$101.08	—	—	—	0.04%
	Highest contract charge 1.45% Class IB	$112.94	—	—	—	(1.03)%
	All contract charges	—	963	$110,934	1.50%	—

EQ/Emerging Markets Equity PLUS
2019	Lowest contract charge 0.50% Class IB	$107.48	—	—	—	17.53%
	Highest contract charge 1.45% Class IB	$100.84	—	—	—	16.40%
	All contract charges	—	176	$17,887	1.68%	—
2018	Lowest contract charge 0.50% Class IB	$91.45	—	—	—	(15.68)%
	Highest contract charge 1.45% Class IB	$86.63	—	—	—	(16.49)%
	All contract charges	—	156	$13,778	1.39%	—
2017	Lowest contract charge 0.50% Class IB	$108.45	—	—	—	33.35%
	Highest contract charge 1.45% Class IB	$103.73	—	—	—	32.07%
	All contract charges	—	125	$13,139	1.18%	—
2016	Lowest contract charge 0.50% Class IB	$81.33	—	—	—	9.15%
	Highest contract charge 1.34% Class IB	$78.86	—	—	—	8.23%
	All contract charges	—	72	$5,741	0.92%	—
2015	Lowest contract charge 0.50% Class IB	$74.51	—	—	—	(18.56)%
	Highest contract charge 1.34% Class IB	$72.86	—	—	—	(19.24)%
	All contract charges	—	54	$3,974	0.74%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.70% Class IA	$406.71	—	—	—	29.77%
	Highest contract charge 1.45% Class IA	$273.41	—	—	—	28.78%
	All contract charges	—	1,855	$1,320,928	1.63%	—
2018	Lowest contract charge 0.70% Class IA	$313.42	—	—	—	(5.60)%
	Highest contract charge 1.45% Class IA	$212.30	—	—	—	(6.32)%
	All contract charges	—	1,926	$1,064,158	1.47%	—

FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Equity 500 Index (Continued)
2017	Lowest contract charge 0.70% Class IA	$332.03	—	—	—	20.20%
	Highest contract charge 1.45% Class IA	$226.62	—	—	—	19.29%
	All contract charges	—	1,974	$1,164,818	1.48%	—
2016	Lowest contract charge 0.70% Class IA	$276.23	—	—	—	10.46%
	Highest contract charge 1.45% Class IA	$189.97	—	—	—	9.63%
	All contract charges	—	2,006	$993,755	1.68%	—
2015	Lowest contract charge 0.70% Class IA	$250.07	—	—	—	0.09%
	Highest contract charge 1.45% Class IA	$173.28	—	—	—	(0.66)%
	All contract charges	—	2,050	$923,739	1.64%	—

EQ/Equity 500 Index
2019	Lowest contract charge 0.40% Class IB	$246.54	—	—	—	30.16%
	Highest contract charge 1.30% Class IB	$241.57	—	—	—	29.00%
	All contract charges	—	2,852	$772,136	1.63%	—
2018	Lowest contract charge 0.40% Class IB	$189.42	—	—	—	(5.32)%
	Highest contract charge 1.30% Class IB	$187.26	—	—	—	(6.16)%
	All contract charges	—	2,453	$511,486	1.47%	—
2017	Lowest contract charge 0.40% Class IB	$200.06	—	—	—	20.56%
	Highest contract charge 1.30% Class IB	$199.56	—	—	—	19.48%
	All contract charges	—	2,120	$468,158	1.48%	—
2016	Lowest contract charge 0.40% Class IB	$165.94	—	—	—	10.78%
	Highest contract charge 1.30% Class IB	$167.02	—	—	—	9.81%
	All contract charges	—	1,771	$325,092	1.68%	—
2015	Lowest contract charge 0.40% Class IB	$149.79	—	—	—	0.39%
	Highest contract charge 1.30% Class IB	$152.10	—	—	—	(0.51)%
	All contract charges	—	1,478	$245,385	1.64%	—

EQ/Fidelity Institutional AM® Large Cap(g)
2019	Lowest contract charge 0.50% Class IB	$264.58	—	—	—	30.42%
	Highest contract charge 1.45% Class IB	$213.76	—	—	—	29.18%
	All contract charges	—	1,950	$503,296	0.97%	—
2018	Lowest contract charge 0.50% Class IB(e)	$202.87	—	—	—	(11.15)%
	Highest contract charge 1.45% Class IB(e)	$165.48	—	—	—	(11.32)%
	All contract charges	—	1,970	$393,731	0.25%	—

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$158.79	—	—	—	16.09%
	Highest contract charge 1.45% Class IB	$155.19	—	—	—	14.87%
	All contract charges	—	569	$90,194	2.63%	—
2018	Lowest contract charge 0.40% Class IB	$136.78	—	—	—	(4.68)%
	Highest contract charge 1.45% Class IB	$135.10	—	—	—	(5.70)%
	All contract charges	—	599	$82,598	2.85%	—
2017	Lowest contract charge 0.40% Class IB	$143.50	—	—	—	9.58%
	Highest contract charge 1.45% Class IB	$143.26	—	—	—	8.42%
	All contract charges	—	648	$94,188	2.55%	—
2016	Lowest contract charge 0.40% Class IB	$130.96	—	—	—	9.99%
	Highest contract charge 1.45% Class IB	$132.13	—	—	—	8.85%
	All contract charges	—	668	$89,565	2.48%	—
2015	Lowest contract charge 0.40% Class IB	$119.06	—	—	—	(3.42)%
	Highest contract charge 1.45% Class IB	$121.39	—	—	—	(4.44)%
	All contract charges	—	710	$87,422	2.32%	—

EQ/Franklin Rising Dividends
2019	Lowest contract charge 1.20% Class IB	$118.64	—	—	—	28.20%
	Highest contract charge 1.25% Class IB	$118.57	—	—	—	28.14%
	All contract charges	—	93	$10,962	1.74%	—
2018	Lowest contract charge 1.20% Class IB(e)	$92.54	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB(e)	$92.53	—	—	—	(7.50)%
	All contract charges	—	15	$1,341	0.49%	—

FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$207.30	—	—	—	24.86%
	Highest contract charge 1.34% Class IB	$185.17	—	—	—	23.81%
	All contract charges	—	108	$20,379	0.91%	—
2018	Lowest contract charge 0.50% Class IB	$166.02	—	—	—	(13.27)%
	Highest contract charge 1.34% Class IB	$149.56	—	—	—	(14.01)%
	All contract charges	—	114	$17,249	0.62%	—
2017	Lowest contract charge 0.50% Class IB	$191.43	—	—	—	11.18%
	Highest contract charge 1.45% Class IB	$171.74	—	—	—	10.12%
	All contract charges	—	119	$20,921	0.54%	—
2016	Lowest contract charge 0.50% Class IB	$172.18	—	—	—	24.24%
	Highest contract charge 1.45% Class IB	$155.96	—	—	—	23.06%
	All contract charges	—	123	$19,631	0.38%	—
2015	Lowest contract charge 0.50% Class IB	$138.59	—	—	—	(7.01)%
	Highest contract charge 1.45% Class IB	$126.74	—	—	—	(7.89)%
	All contract charges	—	127	$16,276	0.23%	—

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$156.96	—	—	—	21.59%
	Highest contract charge 1.34% Class IB	$141.02	—	—	—	20.56%
	All contract charges	—	527	$75,310	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$129.09	—	—	—	(9.12)%
	Highest contract charge 1.34% Class IB	$116.97	—	—	—	(9.89)%
	All contract charges	—	555	$66,141	2.22%	—
2017	Lowest contract charge 0.50% Class IB	$142.04	—	—	—	14.38%
	Highest contract charge 1.45% Class IB	$128.28	—	—	—	13.29%
	All contract charges	—	580	$76,371	1.68%	—
2016	Lowest contract charge 0.50% Class IB	$124.18	—	—	—	8.95%
	Highest contract charge 1.34% Class IB	$114.45	—	—	—	8.03%
	All contract charges	—	600	$69,558	1.63%	—
2015	Lowest contract charge 0.50% Class IB	$113.98	—	—	—	(3.28)%
	Highest contract charge 1.34% Class IB	$105.94	—	—	—	(4.10)%
	All contract charges	—	646	$69,206	1.24%	—

EQ/Global Bond PLUS
2019	Lowest contract charge 0.50% Class IB	$134.02	—	—	—	5.68%
	Highest contract charge 1.45% Class IB	$116.90	—	—	—	4.66%
	All contract charges	—	404	$48,552	0.80%	—
2018	Lowest contract charge 0.50% Class IB	$126.82	—	—	—	(2.12)%
	Highest contract charge 1.45% Class IB	$111.69	—	—	—	(3.06)%
	All contract charges	—	430	$49,636	1.31%	—
2017	Lowest contract charge 0.50% Class IB	$129.57	—	—	—	4.13%
	Highest contract charge 1.45% Class IB	$115.22	—	—	—	3.14%
	All contract charges	—	453	$53,888	0.04%	—
2016	Lowest contract charge 0.50% Class IB	$124.43	—	—	—	0.18%
	Highest contract charge 1.45% Class IB	$111.71	—	—	—	(0.78)%
	All contract charges	—	473	$54,198	1.80%	—
2015	Lowest contract charge 0.50% Class IB	$124.21	—	—	—	(4.28)%
	Highest contract charge 1.45% Class IB	$112.59	—	—	—	(5.20)%
	All contract charges	—	516	$59,622	0.04%	—

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$412.32	—	—	—	24.65%
	Highest contract charge 1.45% Class IB	$398.85	—	—	—	23.46%
	All contract charges	—	1,229	$386,966	1.34%	—
2018	Lowest contract charge 0.50% Class IB	$330.79	—	—	—	(12.60)%
	Highest contract charge 1.45% Class IB	$323.07	—	—	—	(13.44)%
	All contract charges	—	1,311	$332,448	1.03%	—

FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Global Equity Managed Volatility (Continued)
2017	Lowest contract charge 0.50% Class IB	$378.49	—	—	—	25.45%
	Highest contract charge 1.45% Class IB	$373.24	—	—	—	24.26%
	All contract charges	—	1,396	$406,202	1.08%	—
2016	Lowest contract charge 0.50% Class IB	$301.70	—	—	—	3.96%
	Highest contract charge 1.45% Class IB	$300.37	—	—	—	2.97%
	All contract charges	—	1,497	$348,728	0.91%	—
2015	Lowest contract charge 0.50% Class IB	$290.21	—	—	—	(2.22)%
	Highest contract charge 1.45% Class IB	$291.72	—	—	—	(3.15)%
	All contract charges	—	1,629	$363,975	0.88%	—

EQ/Goldman Sachs Mid Cap Value(h)
2019	Lowest contract charge 0.50% Class IB	$227.33	—	—	—	30.13%
	Highest contract charge 1.34% Class IB	$181.89	—	—	—	29.04%
	All contract charges	—	330	$64,506	0.87%	—
2018	Lowest contract charge 0.50% Class IB(e)	$174.69	—	—	—	(8.78)%
	Highest contract charge 1.34% Class IB(e)	$140.96	—	—	—	(8.93)%
	All contract charges	—	334	$50,408	0.23%	—

EQ/Growth Strategy
2019	Lowest contract charge 1.10% Class IA	$193.53	—	—	—	18.93%
	Highest contract charge 1.25% Class IA	$190.52	—	—	—	18.75%
	All contract charges	—	8	$1,419	1.55%	—
2018	Lowest contract charge 1.10% Class IA	$162.72	—	—	—	(7.12)%
	Highest contract charge 1.25% Class IA	$160.44	—	—	—	(7.26)%
	All contract charges	—	8	$1,294	1.15%	—
2017	Lowest contract charge 1.10% Class IA	$175.20	—	—	—	12.48%
	Highest contract charge 1.25% Class IA	$173.00	—	—	—	12.31%
	All contract charges	—	9	$1,528	1.51%	—
2016	Lowest contract charge 1.10% Class IA	$155.76	—	—	—	6.90%
	Highest contract charge 1.25% Class IA	$154.04	—	—	—	6.74%
	All contract charges	—	9	$1,370	0.95%	—
2015	Lowest contract charge 1.10% Class IA	$145.70	—	—	—	(2.06)%
	Highest contract charge 1.25% Class IA	$144.31	—	—	—	(2.22)%
	All contract charges	—	9	$1,292	1.14%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.70% Class IA	$169.61	—	—	—	3.44%
	Highest contract charge 1.45% Class IA	$138.49	—	—	—	2.66%
	All contract charges	—	223	$38,134	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$163.97	—	—	—	0.12%
	Highest contract charge 1.45% Class IA	$134.90	—	—	—	(0.64)%
	All contract charges	—	231	$38,429	1.26%	—
2017	Lowest contract charge 0.70% Class IA	$163.77	—	—	—	(0.36)%
	Highest contract charge 1.45% Class IA	$135.77	—	—	—	(1.11)%
	All contract charges	—	242	$40,567	0.82%	—
2016	Lowest contract charge 0.70% Class IA	$164.36	—	—	—	(0.25)%
	Highest contract charge 1.45% Class IA	$137.29	—	—	—	(1.00)%
	All contract charges	—	257	$43,502	0.66%	—
2015	Lowest contract charge 0.70% Class IA	$164.77	—	—	—	(0.28)%
	Highest contract charge 1.45% Class IA	$138.68	—	—	—	(1.03)%
	All contract charges	—	275	$46,641	0.58%	—

EQ/Intermediate Government Bond
2019	Lowest contract charge 0.00% Class IB	$105.00	—	—	—	4.17%
	Highest contract charge 1.30% Class IB	$107.83	—	—	—	2.83%
	All contract charges	—	88	$11,453	1.55%	—
2018	Lowest contract charge 0.00% Class IB	$100.80	—	—	—	0.84%
	Highest contract charge 1.30% Class IB	$104.86	—	—	—	(0.47)%
	All contract charges	—	92	$11,549	1.26%	—

FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Intermediate Government Bond (Continued)
2017	Lowest contract charge 0.00% Class IB(d)	$99.96	—	—	—	0.34%
	Highest contract charge 1.30% Class IB	$105.36	—	—	—	(0.95)%
	All contract charges	—	103	$12,918	0.82%	—
2016	Lowest contract charge 0.00% Class IB	$100.70	—	—	—	0.45%
	Highest contract charge 1.30% Class IB	$106.37	—	—	—	(0.84)%
	All contract charges	—	113	$14,492	0.66%	—
2015	Lowest contract charge 0.00% Class IB(c)	$100.25	—	—	—	(0.16)%
	Highest contract charge 1.30% Class IB	$107.27	—	—	—	(0.86)%
	All contract charges	—	104	$13,778	0.58%	—

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$113.43	—	—	—	21.97%
	Highest contract charge 1.45% Class IB	$173.50	—	—	—	20.67%
	All contract charges	—	1,168	$169,539	1.99%	—
2018	Lowest contract charge 0.40% Class IB	$93.00	—	—	—	(15.23)%
	Highest contract charge 1.45% Class IB	$143.78	—	—	—	(16.13)%
	All contract charges	—	1,210	$145,274	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$109.71	—	—	—	25.80%
	Highest contract charge 1.45% Class IB	$171.43	—	—	—	24.49%
	All contract charges	—	1,255	$178,927	1.66%	—
2016	Lowest contract charge 0.40% Class IB	$87.21	—	—	—	(0.18)%
	Highest contract charge 1.45% Class IB	$137.71	—	—	—	(1.23)%
	All contract charges	—	1,317	$150,471	0.29%	—
2015	Lowest contract charge 0.40% Class IB	$87.37	—	—	—	(4.73)%
	Highest contract charge 1.45% Class IB	$139.43	—	—	—	(5.73)%
	All contract charges	—	1,380	$159,218	0.06%	—

EQ/International Equity Index
2019	Lowest contract charge 0.70% Class IA	$168.03	—	—	—	21.29%
	Highest contract charge 1.45% Class IA	$127.27	—	—	—	20.37%
	All contract charges	—	2,027	$334,880	2.85%	—
2018	Lowest contract charge 0.70% Class IA	$138.54	—	—	—	(15.77)%
	Highest contract charge 1.45% Class IA	$105.73	—	—	—	(16.41)%
	All contract charges	—	2,109	$289,084	2.37%	—
2017	Lowest contract charge 0.70% Class IA	$164.47	—	—	—	22.36%
	Highest contract charge 1.45% Class IA	$126.48	—	—	—	21.44%
	All contract charges	—	2,219	$363,221	2.63%	—
2016	Lowest contract charge 0.70% Class IA	$134.41	—	—	—	1.48%
	Highest contract charge 1.45% Class IA	$104.15	—	—	—	0.72%
	All contract charges	—	2,321	$312,628	2.70%	—
2015	Lowest contract charge 0.70% Class IA	$132.45	—	—	—	(2.82)%
	Highest contract charge 1.45% Class IA	$103.41	—	—	—	(3.55)%
	All contract charges	—	2,442	$325,879	2.31%	—

EQ/International Equity Index
2019	Lowest contract charge 0.40% Class IB	$154.24	—	—	—	21.65%
	Highest contract charge 1.30% Class IB	$97.02	—	—	—	20.58%
	All contract charges	—	343	$42,734	2.85%	—
2018	Lowest contract charge 0.40% Class IB	$126.79	—	—	—	(15.51)%
	Highest contract charge 1.30% Class IB	$80.46	—	—	—	(16.27)%
	All contract charges	—	291	$29,840	2.37%	—
2017	Lowest contract charge 0.40% Class IB	$150.07	—	—	—	22.74%
	Highest contract charge 1.30% Class IB	$96.10	—	—	—	21.65%
	All contract charges	—	305	$37,039	2.63%	—
2016	Lowest contract charge 0.40% Class IB	$122.27	—	—	—	1.78%
	Highest contract charge 1.30% Class IB	$79.00	—	—	—	0.88%
	All contract charges	—	321	$32,071	2.70%	—
2015	Lowest contract charge 0.40% Class IB	$120.13	—	—	—	(2.52)%
	Highest contract charge 1.30% Class IB	$78.31	—	—	—	(3.39)%
	All contract charges	—	360	$35,412	2.31%	—

FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/International Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$139.63	—	—	—	20.83%
	Highest contract charge 1.34% Class IB	$137.80	—	—	—	19.81%
	All contract charges	—	105	$14,285	2.44%	—
2018	Lowest contract charge 0.50% Class IB	$115.56	—	—	—	(14.88)%
	Highest contract charge 1.34% Class IB	$115.02	—	—	—	(15.60)%
	All contract charges	—	101	$11,294	1.88%	—
2017	Lowest contract charge 0.50% Class IB	$135.76	—	—	—	23.63%
	Highest contract charge 1.34% Class IB	$136.28	—	—	—	22.59%
	All contract charges	—	91	$12,260	2.26%	—
2016	Lowest contract charge 0.50% Class IB	$109.81	—	—	—	(0.62)%
	Highest contract charge 1.34% Class IB	$111.17	—	—	—	(1.45)%
	All contract charges	—	80	$8,711	1.28%	—
2015	Lowest contract charge 0.50% Class IB	$110.49	—	—	—	(2.89)%
	Highest contract charge 1.34% Class IB	$112.81	—	—	—	(3.71)%
	All contract charges	—	77	$8,446	0.04%	—

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$145.32	—	—	—	22.17%
	Highest contract charge 1.45% Class IB	$162.71	—	—	—	20.88%
	All contract charges	—	1,161	$176,862	2.30%	—
2018	Lowest contract charge 0.40% Class IB	$118.95	—	—	—	(16.83)%
	Highest contract charge 1.45% Class IB	$134.61	—	—	—	(17.71)%
	All contract charges	—	1,215	$152,711	1.70%	—
2017	Lowest contract charge 0.40% Class IB	$143.02	—	—	—	22.88%
	Highest contract charge 1.45% Class IB	$163.58	—	—	—	21.59%
	All contract charges	—	1,275	$194,737	1.90%	—
2016	Lowest contract charge 0.40% Class IB	$116.39	—	—	—	0.34%
	Highest contract charge 1.45% Class IB	$134.53	—	—	—	(0.72)%
	All contract charges	—	1,359	$170,173	0.47%	—
2015	Lowest contract charge 0.40% Class IB	$115.99	—	—	—	(3.55)%
	Highest contract charge 1.45% Class IB	$135.50	—	—	—	(4.56)%
	All contract charges	—	1,434	$180,159	0.10%	—

EQ/Invesco Comstock
2019	Lowest contract charge 0.50% Class IB	$250.25	—	—	—	24.36%
	Highest contract charge 1.45% Class IB	$217.39	—	—	—	23.17%
	All contract charges	—	568	$126,391	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$201.23	—	—	—	(12.84)%
	Highest contract charge 1.45% Class IB	$176.50	—	—	—	(13.67)%
	All contract charges	—	595	$107,350	1.52%	—
2017	Lowest contract charge 0.50% Class IB	$230.87	—	—	—	17.40%
	Highest contract charge 1.45% Class IB	$204.45	—	—	—	16.27%
	All contract charges	—	617	$128,355	0.78%	—
2016	Lowest contract charge 0.50% Class IB	$196.66	—	—	—	16.79%
	Highest contract charge 1.45% Class IB	$175.84	—	—	—	15.68%
	All contract charges	—	661	$117,507	2.49%	—
2015	Lowest contract charge 0.50% Class IB	$168.39	—	—	—	(6.66)%
	Highest contract charge 1.45% Class IB	$152.01	—	—	—	(7.55)%
	All contract charges	—	718	$109,963	2.11%	—

EQ/Invesco Global Real Estate(i)
2019	Lowest contract charge 0.50% Class IB	$192.18	—	—	—	21.90%
	Highest contract charge 1.45% Class IB	$151.15	—	—	—	20.74%
	All contract charges	—	573	$102,224	4.57%	—
2018	Lowest contract charge 0.50% Class IB(e)	$157.65	—	—	—	(0.84)%
	Highest contract charge 1.45% Class IB(e)	$125.19	—	—	—	(1.03)%
	All contract charges	—	578	$85,440	0.55%	—

FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Invesco International Growth(j)
2019	Lowest contract charge 0.50% Class IB	$173.55	—	—	—	27.56%
	Highest contract charge 1.45% Class IB	$136.90	—	—	—	26.34%
	All contract charges	—	630	$96,709	1.72%	—
2018	Lowest contract charge 0.50% Class IB(e)	$136.05	—	—	—	(5.11)%
	Highest contract charge 1.45% Class IB(e)	$108.36	—	—	—	(5.29)%
	All contract charges	—	617	$74,537	0.21%	—

EQ/Janus Enterprise
2019	Lowest contract charge 0.40% Class IB	$213.26	—	—	—	35.91%
	Highest contract charge 1.45% Class IB	$315.72	—	—	—	34.48%
	All contract charges	—	1,301	$405,014	0.02%	—
2018	Lowest contract charge 0.40% Class IB	$156.91	—	—	—	(2.18)%
	Highest contract charge 1.45% Class IB	$234.77	—	—	—	(3.22)%
	All contract charges	—	1,280	$297,005	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$160.41	—	—	—	27.39%
	Highest contract charge 1.45% Class IB	$242.58	—	—	—	26.05%
	All contract charges	—	1,264	$304,349	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$125.92	—	—	—	(4.71)%
	Highest contract charge 1.45% Class IB	$192.44	—	—	—	(5.72)%
	All contract charges	—	1,279	$244,983	0.00%	—
2015	Lowest contract charge 0.40% Class IB	$132.15	—	—	—	(5.87)%
	Highest contract charge 1.45% Class IB	$204.11	—	—	—	(6.86)%
	All contract charges	—	1,341	$269,875	0.00%	—

EQ/JPMorgan Value Opportunities
2019	Lowest contract charge 0.40% Class IB	$238.22	—	—	—	27.02%
	Highest contract charge 1.45% Class IB	$235.37	—	—	—	25.68%
	All contract charges	—	753	$202,819	1.28%	—
2018	Lowest contract charge 0.40% Class IB	$187.54	—	—	—	(15.74)%
	Highest contract charge 1.45% Class IB	$187.28	—	—	—	(16.63)%
	All contract charges	—	685	$146,637	1.09%	—
2017	Lowest contract charge 0.40% Class IB	$222.58	—	—	—	17.25%
	Highest contract charge 1.45% Class IB	$224.65	—	—	—	16.01%
	All contract charges	—	554	$143,271	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$189.84	—	—	—	21.05%
	Highest contract charge 1.45% Class IB	$193.64	—	—	—	19.77%
	All contract charges	—	406	$92,188	1.07%	—
2015	Lowest contract charge 0.40% Class IB	$156.83	—	—	—	(2.67)%
	Highest contract charge 1.45% Class IB	$161.67	—	—	—	(3.70)%
	All contract charges	—	361	$69,659	0.71%	—

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$240.35	—	—	—	29.31%
	Highest contract charge 1.45% Class IB	$210.05	—	—	—	28.07%
	All contract charges	—	164	$35,755	1.28%	—
2018	Lowest contract charge 0.50% Class IB	$185.87	—	—	—	(6.89)%
	Highest contract charge 1.45% Class IB	$164.01	—	—	—	(7.79)%
	All contract charges	—	178	$29,907	1.04%	—
2017	Lowest contract charge 0.50% Class IB	$199.63	—	—	—	21.34%
	Highest contract charge 1.45% Class IB	$177.86	—	—	—	20.19%
	All contract charges	—	184	$33,713	1.00%	—
2016	Lowest contract charge 0.50% Class IB	$164.52	—	—	—	9.29%
	Highest contract charge 1.45% Class IB	$147.98	—	—	—	8.24%
	All contract charges	—	193	$29,417	1.10%	—
2015	Lowest contract charge 0.50% Class IB	$150.54	—	—	—	(0.13)%
	Highest contract charge 1.45% Class IB	$136.72	—	—	—	(1.08)%
	All contract charges	—	210	$29,443	0.92%	—

FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Large Cap Growth Index
2019	Lowest contract charge 0.50% Class IB	$236.70	—	—	—	34.66%
	Highest contract charge 1.45% Class IB	$216.25	—	—	—	33.37%
	All contract charges	—	1,678	$381,171	0.65%	—
2018	Lowest contract charge 0.50% Class IB	$175.78	—	—	—	(2.75)%
	Highest contract charge 1.45% Class IB	$162.14	—	—	—	(3.68)%
	All contract charges	—	1,656	$281,313	0.65%	—
2017	Lowest contract charge 0.50% Class IB	$180.75	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$168.34	—	—	—	27.36%
	All contract charges	—	1,636	$287,433	0.79%	—
2016	Lowest contract charge 0.50% Class IB	$140.58	—	—	—	5.82%
	Highest contract charge 1.45% Class IB	$132.18	—	—	—	4.80%
	All contract charges	—	1,558	$214,005	1.04%	—
2015	Lowest contract charge 0.50% Class IB	$132.85	—	—	—	4.34%
	Highest contract charge 1.45% Class IB	$126.12	—	—	—	3.34%
	All contract charges	—	1,518	$198,419	0.88%	—

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$189.06	—	—	—	33.05%
	Highest contract charge 1.45% Class IB	$265.75	—	—	—	31.77%
	All contract charges	—	2,110	$826,311	0.43%	—
2018	Lowest contract charge 0.50% Class IB	$142.10	—	—	—	(3.46)%
	Highest contract charge 1.45% Class IB	$201.67	—	—	—	(4.39)%
	All contract charges	—	2,263	$670,858	0.49%	—
2017	Lowest contract charge 0.50% Class IB	$147.20	—	—	—	28.57%
	Highest contract charge 1.45% Class IB	$210.93	—	—	—	27.35%
	All contract charges	—	2,424	$751,814	0.49%	—
2016	Lowest contract charge 0.50% Class IB	$114.49	—	—	—	4.99%
	Highest contract charge 1.45% Class IB	$165.63	—	—	—	3.99%
	All contract charges	—	2,596	$631,454	0.56%	—
2015	Lowest contract charge 0.50% Class IB	$109.05	—	—	—	3.51%
	Highest contract charge 1.45% Class IB	$159.28	—	—	—	2.52%
	All contract charges	—	2,799	$652,035	0.28%	—

EQ/Large Cap Value Index
2019	Lowest contract charge 0.50% Class IB	$146.46	—	—	—	25.01%
	Highest contract charge 1.45% Class IB	$127.75	—	—	—	23.81%
	All contract charges	—	872	$114,168	2.35%	—
2018	Lowest contract charge 0.50% Class IB	$117.16	—	—	—	(9.35)%
	Highest contract charge 1.45% Class IB	$103.18	—	—	—	(10.22)%
	All contract charges	—	812	$85,581	2.12%	—
2017	Lowest contract charge 0.50% Class IB	$129.25	—	—	—	12.44%
	Highest contract charge 1.45% Class IB	$114.93	—	—	—	11.37%
	All contract charges	—	771	$90,359	1.89%	—
2016	Lowest contract charge 0.50% Class IB	$114.95	—	—	—	15.89%
	Highest contract charge 1.45% Class IB	$103.20	—	—	—	14.79%
	All contract charges	—	748	$78,417	2.12%	—
2015	Lowest contract charge 0.50% Class IB	$99.19	—	—	—	(4.91)%
	Highest contract charge 1.45% Class IB	$89.90	—	—	—	(5.81)%
	All contract charges	—	697	$63,565	1.94%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.70% Class IA	$236.09	—	—	—	24.56%
	Highest contract charge 1.45% Class IA	$216.42	—	—	—	23.63%
	All contract charges	—	3,611	$748,549	1.93%	—
2018	Lowest contract charge 0.70% Class IA	$189.54	—	—	—	(10.56)%
	Highest contract charge 1.45% Class IA	$175.06	—	—	—	(11.24)%
	All contract charges	—	3,851	$645,059	2.45%	—

FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Large Cap Value Managed Volatility (Continued)
2017	Lowest contract charge 0.70% Class IA	$211.91	—	—	—	13.06%
	Highest contract charge 1.45% Class IA	$197.23	—	—	—	12.21%
	All contract charges	—	4,163	$784,636	1.51%	—
2016	Lowest contract charge 0.70% Class IA	$187.43	—	—	—	14.52%
	Highest contract charge 1.45% Class IA	$175.77	—	—	—	13.66%
	All contract charges	—	4,488	$752,898	1.68%	—
2015	Lowest contract charge 0.70% Class IA	$163.67	—	—	—	(4.69)%
	Highest contract charge 1.45% Class IA	$154.65	—	—	—	(5.41)%
	All contract charges	—	4,848	$714,601	1.57%	—

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.40% Class IB	$212.30	—	—	—	24.93%
	Highest contract charge 1.30% Class IB	$150.36	—	—	—	23.82%
	All contract charges	—	438	$93,406	1.93%	—
2018	Lowest contract charge 0.40% Class IB	$169.93	—	—	—	(10.28)%
	Highest contract charge 1.30% Class IB	$121.43	—	—	—	(11.09)%
	All contract charges	—	471	$80,958	2.45%	—
2017	Lowest contract charge 0.40% Class IB	$189.41	—	—	—	13.41%
	Highest contract charge 1.30% Class IB	$136.58	—	—	—	12.39%
	All contract charges	—	505	$98,028	1.51%	—
2016	Lowest contract charge 0.40% Class IB	$167.02	—	—	—	14.86%
	Highest contract charge 1.30% Class IB	$121.52	—	—	—	13.85%
	All contract charges	—	552	$94,855	1.68%	—
2015	Lowest contract charge 0.40% Class IB	$145.41	—	—	—	(4.40)%
	Highest contract charge 1.30% Class IB	$106.74	—	—	—	(5.25)%
	All contract charges	—	619	$92,983	1.57%	—

EQ/Lazard Emerging Markets Equity(k)
2019	Lowest contract charge 0.50% Class IB	$122.62	—	—	—	18.18%
	Highest contract charge 1.45% Class IB	$100.55	—	—	—	17.04%
	All contract charges	—	2,240	$256,974	2.76%	—
2018	Lowest contract charge 0.50% Class IB(e)	$103.76	—	—	—	(1.46)%
	Highest contract charge 1.45% Class IB(e)	$85.91	—	—	—	(1.64)%
	All contract charges	—	2,127	$207,732	0.18%	—

EQ/Loomis Sayles Growth
2019	Lowest contract charge 0.40% Class IB	$272.53	—	—	—	30.81%
	Highest contract charge 1.45% Class IB	$353.42	—	—	—	29.43%
	All contract charges	—	302	$105,139	0.03%	—
2018	Lowest contract charge 0.40% Class IB	$208.34	—	—	—	(3.37)%
	Highest contract charge 1.45% Class IB	$273.06	—	—	—	(4.40)%
	All contract charges	—	313	$84,195	0.09%	—
2017	Lowest contract charge 0.40% Class IB	$215.61	—	—	—	34.05%
	Highest contract charge 1.45% Class IB	$285.62	—	—	—	32.65%
	All contract charges	—	325	$91,309	0.18%	—
2016	Lowest contract charge 0.40% Class IB	$160.84	—	—	—	6.38%
	Highest contract charge 1.45% Class IB	$215.32	—	—	—	5.27%
	All contract charges	—	286	$61,039	0.37%	—
2015	Lowest contract charge 0.40% Class IB	$151.19	—	—	—	11.08%
	Highest contract charge 1.45% Class IB	$204.55	—	—	—	9.91%
	All contract charges	—	223	$45,979	0.12%	—

EQ/MFS International Growth
2019	Lowest contract charge 0.40% Class IB	$177.14	—	—	—	26.74%
	Highest contract charge 1.45% Class IB	$231.28	—	—	—	25.40%
	All contract charges	—	860	$203,157	1.32%	—
2018	Lowest contract charge 0.40% Class IB	$139.77	—	—	—	(9.73)%
	Highest contract charge 1.45% Class IB	$184.43	—	—	—	(10.69)%
	All contract charges	—	798	$149,378	0.92%	—

FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/MFS International Growth (Continued)
2017	Lowest contract charge 0.40% Class IB	$154.84	—	—	—	31.53%
	Highest contract charge 1.45% Class IB	$206.51	—	—	—	30.15%
	All contract charges	—	732	$152,179	0.86%	—
2016	Lowest contract charge 0.40% Class IB	$117.72	—	—	—	1.57%
	Highest contract charge 1.45% Class IB	$158.67	—	—	—	0.50%
	All contract charges	—	657	$104,466	1.02%	—
2015	Lowest contract charge 0.40% Class IB	$115.90	—	—	—	(0.21)%
	Highest contract charge 1.45% Class IB	$157.88	—	—	—	(1.26)%
	All contract charges	—	619	$97,843	0.60%	—

EQ/MFS International Value(l)
2019	Lowest contract charge 0.00% Class IB	$151.79	—	—	—	25.88%
	Highest contract charge 1.45% Class IB	$193.09	—	—	—	24.06%
	All contract charges	—	2,691	$609,024	0.71%	—
2018	Lowest contract charge 0.00% Class IB(e)	$120.58	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB(e)	$155.64	—	—	—	(4.64)%
	All contract charges	—	2,493	$454,316	0.00%	—

EQ/MFS Mid Cap Focused Growth(m)
2019	Lowest contract charge 0.50% Class IB	$238.19	—	—	—	35.64%
	Highest contract charge 1.45% Class IB	$219.24	—	—	—	34.35%
	All contract charges	—	969	$216,514	0.02%	—
2018	Lowest contract charge 0.50% Class IB(e)	$175.60	—	—	—	(9.43)%
	Highest contract charge 1.45% Class IB(e)	$163.19	—	—	—	(9.60)%
	All contract charges	—	901	$149,489	0.01%	—

EQ/MFS Technology(n)
2019	Lowest contract charge 0.50% Class IB	$449.41	—	—	—	35.12%
	Highest contract charge 1.45% Class IB	$320.68	—	—	—	33.83%
	All contract charges	—	531	$223,096	0.00%	—
2018	Lowest contract charge 0.50% Class IB(e)	$332.61	—	—	—	(11.05)%
	Highest contract charge 1.45% Class IB(e)	$239.62	—	—	—	(11.22)%
	All contract charges	—	497	$155,095	0.00%	—

EQ/MFS Utilities Series(o)
2019	Lowest contract charge 0.40% Class IB	$186.67	—	—	—	24.20%
	Highest contract charge 1.45% Class IB	$176.25	—	—	—	22.88%
	All contract charges	—	607	$133,641	2.88%	—
2018	Lowest contract charge 0.40% Class IB(e)	$150.30	—	—	—	(2.73)%
	Highest contract charge 1.45% Class IB(e)	$143.43	—	—	—	(2.93)%
	All contract charges	—	615	$109,805	0.50%	—

EQ/Mid Cap Index
2019	Lowest contract charge 0.40% Class IB	$219.91	—	—	—	24.88%
	Highest contract charge 1.45% Class IB	$243.93	—	—	—	23.57%
	All contract charges	—	3,089	$762,495	1.15%	—
2018	Lowest contract charge 0.40% Class IB	$176.10	—	—	—	(12.05)%
	Highest contract charge 1.45% Class IB	$197.41	—	—	—	(12.98)%
	All contract charges	—	3,000	$597,178	1.10%	—
2017	Lowest contract charge 0.40% Class IB	$200.22	—	—	—	15.02%
	Highest contract charge 1.45% Class IB	$226.86	—	—	—	13.81%
	All contract charges	—	2,944	$671,402	0.95%	—
2016	Lowest contract charge 0.40% Class IB	$174.07	—	—	—	19.43%
	Highest contract charge 1.45% Class IB	$199.33	—	—	—	18.18%
	All contract charges	—	2,809	$562,440	1.13%	—
2015	Lowest contract charge 0.40% Class IB	$145.75	—	—	—	(3.25)%
	Highest contract charge 1.45% Class IB	$168.67	—	—	—	(4.27)%
	All contract charges	—	2,667	$453,031	0.87%	—

FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$377.50	—	—	—	25.95%
	Highest contract charge 1.45% Class IB	$249.60	—	—	—	24.75%
	All contract charges	—	1,559	$489,608	1.38%	—
2018	Lowest contract charge 0.50% Class IB	$299.72	—	—	—	(13.73)%
	Highest contract charge 1.45% Class IB	$200.08	—	—	—	(14.56)%
	All contract charges	—	1,649	$415,490	1.21%	—
2017	Lowest contract charge 0.50% Class IB	$347.42	—	—	—	11.76%
	Highest contract charge 1.45% Class IB	$234.18	—	—	—	10.70%
	All contract charges	—	1,777	$523,415	1.05%	—
2016	Lowest contract charge 0.50% Class IB	$310.86	—	—	—	17.08%
	Highest contract charge 1.45% Class IB	$211.55	—	—	—	15.98%
	All contract charges	—	1,901	$505,176	1.22%	—
2015	Lowest contract charge 0.50% Class IB	$265.50	—	—	—	(4.02)%
	Highest contract charge 1.45% Class IB	$182.41	—	—	—	(4.94)%
	All contract charges	—	2,042	$467,179	0.75%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.70% Class A	$252.60	—	—	—	14.73%
	Highest contract charge 1.45% Class A	$187.72	—	—	—	13.86%
	All contract charges	—	9,422	$1,087,782	1.61%	—
2018	Lowest contract charge 0.70% Class A	$220.17	—	—	—	(5.44)%
	Highest contract charge 1.45% Class A	$164.87	—	—	—	(6.15)%
	All contract charges	—	10,156	$1,018,392	1.54%	—
2017	Lowest contract charge 0.70% Class A	$232.83	—	—	—	10.27%
	Highest contract charge 1.45% Class A	$175.68	—	—	—	9.44%
	All contract charges	—	10,984	$1,160,934	1.23%	—
2016	Lowest contract charge 0.70% Class A	$211.14	—	—	—	4.62%
	Highest contract charge 1.45% Class A	$160.53	—	—	—	3.84%
	All contract charges	—	11,858	$1,132,721	0.90%	—
2015	Lowest contract charge 0.70% Class A	$201.82	—	—	—	(1.58)%
	Highest contract charge 1.45% Class A	$154.60	—	—	—	(2.32)%
	All contract charges	—	12,791	$1,164,680	0.82%	—

EQ/Moderate Allocation
2019	Lowest contract charge 0.40% Class B	$148.08	—	—	—	15.08%
	Highest contract charge 1.30% Class B	$141.77	—	—	—	14.05%
	All contract charges	—	3,021	$553,964	1.61%	—
2018	Lowest contract charge 0.40% Class B	$128.68	—	—	—	(5.15)%
	Highest contract charge 1.30% Class B	$124.30	—	—	—	(6.00)%
	All contract charges	—	3,033	$486,092	1.54%	—
2017	Lowest contract charge 0.40% Class B	$135.67	—	—	—	10.61%
	Highest contract charge 1.30% Class B	$132.24	—	—	—	9.62%
	All contract charges	—	3,055	$518,853	1.23%	—
2016	Lowest contract charge 0.40% Class B	$122.66	—	—	—	4.94%
	Highest contract charge 1.30% Class B	$120.63	—	—	—	4.01%
	All contract charges	—	3,061	$471,480	0.90%	—
2015	Lowest contract charge 0.40% Class B	$116.89	—	—	—	(1.28)%
	Highest contract charge 1.30% Class B	$115.98	—	—	—	(2.16)%
	All contract charges	—	3,011	$443,187	0.82%	—

EQ/Moderate Growth Strategy
2019	Lowest contract charge 0.50% Class IB	$164.47	—	—	—	17.39%
	Highest contract charge 1.45% Class IB	$152.84	—	—	—	16.26%
	All contract charges	—	595	$93,129	1.61%	—
2018	Lowest contract charge 0.50% Class IB	$140.11	—	—	—	(5.61)%
	Highest contract charge 1.45% Class IB	$131.46	—	—	—	(6.51)%
	All contract charges	—	539	$72,435	1.29%	—
2017	Lowest contract charge 0.50% Class IB	$148.43	—	—	—	11.23%
	Highest contract charge 1.45% Class IB	$140.62	—	—	—	10.18%
	All contract charges	—	464	$66,158	1.51%	—

FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Moderate Growth Strategy (Continued)
2016	Lowest contract charge 0.50% Class IB	$133.44	—	—	—	6.52%
	Highest contract charge 1.45% Class IB	$127.63	—	—	—	5.51%
	All contract charges	—	392	$50,651	1.01%	—
2015	Lowest contract charge 0.50% Class IB	$125.27	—	—	—	(1.28)%
	Highest contract charge 1.45% Class IB	$120.97	—	—	—	(2.23)%
	All contract charges	—	304	$37,073	1.26%	—

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.50% Class B	$241.02	—	—	—	19.39%
	Highest contract charge 1.45% Class B	$206.22	—	—	—	18.25%
	All contract charges	—	5,942	$1,255,928	1.59%	—
2018	Lowest contract charge 0.50% Class B	$201.87	—	—	—	(7.31)%
	Highest contract charge 1.45% Class B	$174.39	—	—	—	(8.20)%
	All contract charges	—	6,083	$1,084,608	1.59%	—
2017	Lowest contract charge 0.50% Class B	$217.78	—	—	—	14.32%
	Highest contract charge 1.45% Class B	$189.96	—	—	—	13.23%
	All contract charges	—	6,255	$1,211,042	1.40%	—
2016	Lowest contract charge 0.50% Class B	$190.50	—	—	—	6.73%
	Highest contract charge 1.45% Class B	$167.76	—	—	—	5.72%
	All contract charges	—	6,382	$1,086,620	0.91%	—
2015	Lowest contract charge 0.50% Class B	$178.48	—	—	—	(1.78)%
	Highest contract charge 1.45% Class B	$158.68	—	—	—	(2.72)%
	All contract charges	—	6,504	$1,044,145	0.90%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IA	$1.03	—	—	—	0.98%
	Highest contract charge 1.45% Class IA	$107.51	—	—	—	0.05%
	All contract charges	—	1,743	$38,184	1.51%	—
2018	Lowest contract charge 0.00% Class IA	$1.02	—	—	—	2.00%
	Highest contract charge 1.45% Class IA	$107.46	—	—	—	(0.20)%
	All contract charges	—	1,455	$40,146	1.26%	—
2017	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$107.68	—	—	—	(1.05)%
	All contract charges	—	1,454	$38,911	0.39%	—
2016	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$108.82	—	—	—	(1.45)%
	All contract charges	—	1,443	$42,564	0.00%	—
2015	Lowest contract charge 0.00% Class IA	$1.00	—	—	—	—%
	Highest contract charge 1.45% Class IA	$110.42	—	—	—	(1.45)%
	All contract charges	—	1,266	$43,701	0.00%	—

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$1.03	—	—	—	0.98%
	Highest contract charge 1.30% Class IB	$93.82	—	—	—	0.21%
	All contract charges	—	7,095	$30,806	1.51%	—
2018	Lowest contract charge 0.00% Class IB	$1.02	—	—	—	2.00%
	Highest contract charge 1.30% Class IB	$93.62	—	—	—	(0.04)%
	All contract charges	—	9,274	$33,488	1.26%	—
2017	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$93.66	—	—	—	(0.88)%
	All contract charges	—	8,987	$30,193	0.39%	—
2016	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$94.49	—	—	—	(1.28)%
	All contract charges	—	8,365	$33,504	0.00%	—
2015	Lowest contract charge 0.00% Class IB	$1.00	—	—	—	—%
	Highest contract charge 1.30% Class IB	$95.72	—	—	—	(1.29)%
	All contract charges	—	4,538	$28,080	0.00%	—

FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Oppenheimer Global
2019	Lowest contract charge 0.50% Class IB	$234.11	—	—	—	30.43%
	Highest contract charge 1.45% Class IB	$206.03	—	—	—	29.19%
	All contract charges	—	1,116	$235,055	0.36%	—
2018	Lowest contract charge 0.50% Class IB	$179.49	—	—	—	(13.90)%
	Highest contract charge 1.45% Class IB	$159.48	—	—	—	(14.73)%
	All contract charges	—	1,036	$167,841	0.38%	—
2017	Lowest contract charge 0.50% Class IB	$208.47	—	—	—	34.94%
	Highest contract charge 1.45% Class IB	$187.03	—	—	—	33.66%
	All contract charges	—	941	$177,865	0.59%	—
2016	Lowest contract charge 0.50% Class IB	$154.49	—	—	—	(0.46)%
	Highest contract charge 1.45% Class IB	$139.93	—	—	—	(1.41)%
	All contract charges	—	875	$123,212	0.84%	—
2015	Lowest contract charge 0.50% Class IB	$155.20	—	—	—	2.66%
	Highest contract charge 1.45% Class IB	$141.93	—	—	—	1.68%
	All contract charges	—	852	$121,243	0.28%	—

EQ/PIMCO Global Real Return
2019	Lowest contract charge 0.50% Class IB	$112.93	—	—	—	7.62%
	Highest contract charge 1.45% Class IB	$105.95	—	—	—	6.60%
	All contract charges	—	430	$46,555	3.70%	—
2018	Lowest contract charge 0.50% Class IB	$104.93	—	—	—	(1.85)%
	Highest contract charge 1.45% Class IB	$99.39	—	—	—	(2.81)%
	All contract charges	—	381	$38,575	2.57%	—
2017	Lowest contract charge 0.50% Class IB	$106.91	—	—	—	2.38%
	Highest contract charge 1.45% Class IB	$102.26	—	—	—	1.42%
	All contract charges	—	339	$35,233	1.39%	—
2016	Lowest contract charge 0.50% Class IB	$104.42	—	—	—	9.78%
	Highest contract charge 1.45% Class IB	$100.83	—	—	—	8.72%
	All contract charges	—	245	$24,965	5.89%	—
2015	Lowest contract charge 0.50% Class IB	$95.12	—	—	—	(2.85)%
	Highest contract charge 1.45% Class IB	$92.74	—	—	—	(3.78)%
	All contract charges	—	184	$17,168	1.51%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	Highest contract charge 1.10% Class IA	$98.85	—	—	—	1.43%
	All contract charges	—	1	$108	2.23%	—
2018	Lowest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	Highest contract charge 1.10% Class IA	$97.46	—	—	—	(0.16)%
	All contract charges	—	1	$106	1.94%	—
2017	Lowest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	Highest contract charge 1.10% Class IA	$97.62	—	—	—	0.77%
	All contract charges	—	1	$107	1.25%	—
2016	Lowest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	Highest contract charge 1.10% Class IA	$96.87	—	—	—	0.87%
	All contract charges	—	1	$106	0.98%	—
2015	Lowest contract charge 1.10% Class IA	$96.03	—	—	—	(1.38)%
	Highest contract charge 1.10% Class IA	$96.03	—	—	—	(1.38)%
	All contract charges	—	1	$105	0.46%	—

EQ/PIMCO Ultra Short Bond
2019	Lowest contract charge 0.50% Class IB	$118.39	—	—	—	2.04%
	Highest contract charge 1.45% Class IB	$102.85	—	—	—	1.07%
	All contract charges	—	710	$75,514	2.23%	—
2018	Lowest contract charge 0.50% Class IB	$116.02	—	—	—	0.45%
	Highest contract charge 1.45% Class IB	$101.76	—	—	—	(0.52)%
	All contract charges	—	743	$77,992	1.94%	—
2017	Lowest contract charge 0.50% Class IB	$115.50	—	—	—	1.38%
	Highest contract charge 1.45% Class IB	$102.29	—	—	—	0.42%
	All contract charges	—	767	$80,773	1.25%	—

FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/PIMCO Ultra Short Bond (Continued)
2016	Lowest contract charge 0.50% Class IB	$113.93	—	—	—	1.49%
	Highest contract charge 1.45% Class IB	$101.86	—	—	—	0.51%
	All contract charges	—	798	$83,638	0.98%	—
2015	Lowest contract charge 0.50% Class IB	$112.26	—	—	—	(0.78)%
	Highest contract charge 1.45% Class IB	$101.34	—	—	—	(1.73)%
	All contract charges	—	857	$88,975	0.46%	—

EQ/Quality Bond PLUS
2019	Lowest contract charge 0.70% Class IA	$176.00	—	—	—	4.89%
	Highest contract charge 1.45% Class IA	$141.57	—	—	—	4.10%
	All contract charges	—	297	$53,964	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$167.79	—	—	—	(0.59)%
	Highest contract charge 1.45% Class IA	$135.99	—	—	—	(1.34)%
	All contract charges	—	316	$55,139	1.68%	—
2017	Lowest contract charge 0.70% Class IA	$168.78	—	—	—	0.69%
	Highest contract charge 1.45% Class IA	$137.84	—	—	—	(0.07)%
	All contract charges	—	335	$59,351	1.17%	—
2016	Lowest contract charge 0.70% Class IA	$167.63	—	—	—	0.47%
	Highest contract charge 1.45% Class IA	$137.94	—	—	—	(0.29)%
	All contract charges	—	358	$63,477	1.12%	—
2015	Lowest contract charge 0.70% Class IA	$166.85	—	—	—	(0.48)%
	Highest contract charge 1.45% Class IA	$138.34	—	—	—	(1.23)%
	All contract charges	—	391	$69,213	1.05%	—

EQ/Quality B8ond PLUS
2019	Lowest contract charge 0.50% Class IB	$157.31	—	—	—	5.10%
	Highest contract charge 1.30% Class IB	$106.34	—	—	—	4.28%
	All contract charges	—	134	$19,027	1.55%	—
2018	Lowest contract charge 0.50% Class IB	$149.67	—	—	—	(0.39)%
	Highest contract charge 1.30% Class IB	$101.98	—	—	—	(1.17)%
	All contract charges	—	138	$18,720	1.68%	—
2017	Lowest contract charge 0.50% Class IB	$150.25	—	—	—	0.89%
	Highest contract charge 1.30% Class IB	$103.19	—	—	—	0.09%
	All contract charges	—	146	$20,008	1.17%	—
2016	Lowest contract charge 0.50% Class IB	$148.93	—	—	—	0.67%
	Highest contract charge 1.30% Class IB	$103.10	—	—	—	(0.13)%
	All contract charges	—	153	$20,936	1.12%	—
2015	Lowest contract charge 0.50% Class IB	$147.94	—	—	—	(0.27)%
	Highest contract charge 1.30% Class IB	$103.23	—	—	—	(1.06)%
	All contract charges	—	159	$21,910	1.05%	—

EQ/Small Company Index
2019	Lowest contract charge 0.40% Class IB	$213.87	—	—	—	24.71%
	Highest contract charge 1.45% Class IB	$319.67	—	—	—	23.40%
	All contract charges	—	1,112	$348,866	1.13%	—
2018	Lowest contract charge 0.40% Class IB	$171.49	—	—	—	(11.67)%
	Highest contract charge 1.45% Class IB	$259.06	—	—	—	(12.60)%
	All contract charges	—	1,080	$273,883	0.96%	—
2017	Lowest contract charge 0.40% Class IB	$194.15	—	—	—	13.56%
	Highest contract charge 1.45% Class IB	$296.42	—	—	—	12.36%
	All contract charges	—	1,080	$312,612	1.07%	—
2016	Lowest contract charge 0.40% Class IB	$170.97	—	—	—	20.05%
	Highest contract charge 1.45% Class IB	$263.81	—	—	—	18.79%
	All contract charges	—	1,078	$277,464	1.16%	—
2015	Lowest contract charge 0.40% Class IB	$142.42	—	—	—	(4.95)%
	Highest contract charge 1.45% Class IB	$222.09	—	—	—	(5.95)%
	All contract charges	—	1,085	$235,560	0.91%	—

FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/T. Rowe Price Growth Stock
2019	Lowest contract charge 0.40% Class IB	$284.01	—	—	—	30.58%
	Highest contract charge 1.45% Class IB	$307.96	—	—	—	29.20%
	All contract charges	—	2,787	$875,449	0.00%	—
2018	Lowest contract charge 0.40% Class IB	$217.50	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$238.36	—	—	—	(3.05)%
	All contract charges	—	2,636	$638,686	0.00%	—
2017	Lowest contract charge 0.40% Class IB	$221.97	—	—	—	32.84%
	Highest contract charge 1.45% Class IB	$245.86	—	—	—	31.44%
	All contract charges	—	2,437	$606,687	0.00%	—
2016	Lowest contract charge 0.40% Class IB	$167.10	—	—	—	0.94%
	Highest contract charge 1.45% Class IB	$187.05	—	—	—	(0.13)%
	All contract charges	—	2,262	$427,483	0.00%	—
2015	Lowest contract charge 0.40% Class IB	$165.55	—	—	—	9.78%
	Highest contract charge 1.45% Class IB	$187.29	—	—	—	8.62%
	All contract charges	—	2,171	$409,319	0.00%	—

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 0.50% Class IB	$158.93	—	—	—	20.34%
	Highest contract charge 1.45% Class IB	$139.87	—	—	—	19.19%
	All contract charges	—	347	$49,684	1.87%	—
2018	Lowest contract charge 0.50% Class IB	$132.07	—	—	—	(12.65)%
	Highest contract charge 1.45% Class IB	$117.35	—	—	—	(13.49)%
	All contract charges	—	354	$42,567	2.81%	—
2017	Lowest contract charge 0.50% Class IB	$151.20	—	—	—	20.69%
	Highest contract charge 1.45% Class IB	$135.65	—	—	—	19.54%
	All contract charges	—	370	$51,182	1.41%	—
2016	Lowest contract charge 0.50% Class IB	$125.28	—	—	—	4.74%
	Highest contract charge 1.45% Class IB	$113.48	—	—	—	3.75%
	All contract charges	—	381	$43,936	0.69%	—
2015	Lowest contract charge 0.50% Class IB	$119.61	—	—	—	(3.12)%
	Highest contract charge 1.45% Class IB	$109.38	—	—	—	(4.05)%
	All contract charges	—	399	$44,162	0.00%	—

EQ/UBS Growth & Income
2019	Lowest contract charge 0.50% Class IB	$304.53	—	—	—	36.12%
	Highest contract charge 1.45% Class IB	$263.14	—	—	—	34.82%
	All contract charges	—	180	$43,722	0.49%	—
2018	Lowest contract charge 0.50% Class IB	$223.72	—	—	—	(13.85)%
	Highest contract charge 1.45% Class IB	$195.18	—	—	—	(14.68)%
	All contract charges	—	186	$33,725	0.34%	—
2017	Lowest contract charge 0.50% Class IB	$259.69	—	—	—	20.67%
	Highest contract charge 1.35% Class IB	$231.85	—	—	—	19.65%
	All contract charges	—	196	$42,336	0.29%	—
2016	Lowest contract charge 0.50% Class IB	$215.20	—	—	—	9.59%
	Highest contract charge 1.35% Class IB	$193.78	—	—	—	8.66%
	All contract charges	—	188	$34,163	0.82%	—
2015	Lowest contract charge 0.50% Class IB	$196.36	—	—	—	(1.92)%
	Highest contract charge 1.34% Class IB	$178.53	—	—	—	(2.75)%
	All contract charges	—	204	$34,304	0.59%	—

EQ/Wellington Energy(p)
2019	Lowest contract charge 0.40% Class IB	$67.81	—	—	—	0.61%
	Highest contract charge 1.45% Class IB	$54.45	—	—	—	(0.46)%
	All contract charges	—	599	$41,502	0.95%	—
2018	Lowest contract charge 0.40% Class IB(e)	$67.40	—	—	—	(31.53)%
	Highest contract charge 1.45% Class IB(e)	$54.70	—	—	—	(31.67)%
	All contract charges	—	540	$37,658	0.11%	—

FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Equity-Income Portfolio
2019	Lowest contract charge 0.50% Service Class 2	$237.87	—	—	—	26.47%
	Highest contract charge 1.20% Service Class 2	$222.13	—	—	—	25.58%
	All contract charges	—	78	$17,456	1.93%	—
2018	Lowest contract charge 0.50% Service Class 2	$188.08	—	—	—	(9.00)%
	Highest contract charge 1.20% Service Class 2	$176.88	—	—	—	(9.64)%
	All contract charges	—	69	$12,307	2.13%	—
2017	Lowest contract charge 0.50% Service Class 2	$206.67	—	—	—	12.09%
	Highest contract charge 1.20% Service Class 2	$195.75	—	—	—	11.30%
	All contract charges	—	64	$12,640	1.57%	—
2016	Lowest contract charge 0.50% Service Class 2	$184.38	—	—	—	17.12%
	Highest contract charge 1.20% Service Class 2	$175.87	—	—	—	16.30%
	All contract charges	—	58	$10,325	2.37%	—
2015	Lowest contract charge 0.50% Service Class 2	$157.43	—	—	—	(4.71)%
	Highest contract charge 1.20% Service Class 2	$151.22	—	—	—	(5.39)%
	All contract charges	—	50	$7,681	3.28%	—

Fidelity® VIP Mid Cap Portfolio
2019	Lowest contract charge 0.50% Service Class 2	$221.31	—	—	—	22.56%
	Highest contract charge 1.20% Service Class 2	$206.66	—	—	—	21.69%
	All contract charges	—	334	$69,298	0.70%	—
2018	Lowest contract charge 0.50% Service Class 2	$180.58	—	—	—	(15.20)%
	Highest contract charge 1.20% Service Class 2	$169.82	—	—	—	(15.80)%
	All contract charges	—	304	$51,722	0.41%	—
2017	Lowest contract charge 0.50% Service Class 2	$212.94	—	—	—	19.93%
	Highest contract charge 1.20% Service Class 2	$201.69	—	—	—	19.10%
	All contract charges	—	269	$54,048	0.51%	—
2016	Lowest contract charge 0.50% Service Class 2	$177.55	—	—	—	11.37%
	Highest contract charge 1.20% Service Class 2	$169.35	—	—	—	10.58%
	All contract charges	—	234	$39,627	0.35%	—
2015	Lowest contract charge 0.50% Service Class 2	$159.43	—	—	—	(2.12)%
	Highest contract charge 1.20% Service Class 2	$153.15	—	—	—	(2.81)%
	All contract charges	—	191	$29,387	0.29%	—

Invesco Oppenheimer V.I. Main Street Fund
2019	Lowest contract charge 0.50% Series II	$279.40	—	—	—	31.08%
	Highest contract charge 1.20% Series II	$260.92	—	—	—	30.16%
	All contract charges	—	36	$9,436	0.41%	—
2018	Lowest contract charge 0.50% Series II	$213.15	—	—	—	(8.56)%
	Highest contract charge 1.20% Series II	$200.46	—	—	—	(9.21)%
	All contract charges	—	31	$6,321	0.90%	—
2017	Lowest contract charge 0.50% Series II	$233.11	—	—	—	16.06%
	Highest contract charge 1.20% Series II	$220.79	—	—	—	15.24%
	All contract charges	—	28	$6,219	1.03%	—
2016	Lowest contract charge 0.50% Series II	$200.86	—	—	—	10.75%
	Highest contract charge 1.20% Series II	$191.59	—	—	—	9.96%
	All contract charges	—	21	$4,187	0.85%	—
2015	Lowest contract charge 0.50% Series II	$181.37	—	—	—	2.59%
	Highest contract charge 1.20% Series II	$174.23	—	—	—	1.87%
	All contract charges	—	15	$2,773	0.65%	—

Invesco V.I. Diversified Dividend Fund
2019	Lowest contract charge 0.00% Series II	$141.34	—	—	—	24.77%
	Highest contract charge 1.20% Series II	$207.84	—	—	—	23.28%
	All contract charges	—	315	$64,883	2.77%	—
2018	Lowest contract charge 0.00% Series II	$113.28	—	—	—	(7.81)%
	Highest contract charge 1.20% Series II	$168.59	—	—	—	(8.93)%
	All contract charges	—	288	$48,181	2.25%	—
2017	Lowest contract charge 0.00% Series II(d)	$122.88	—	—	—	8.35%
	Highest contract charge 1.20% Series II	$185.12	—	—	—	7.05%
	All contract charges	—	248	$45,760	1.63%	—

FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Invesco V.I. Diversified Dividend Fund (Continued)
2016	Lowest contract charge 0.00% Series II	$112.48	—	—	—	14.54%
	Highest contract charge 1.20% Series II	$172.93	—	—	—	13.17%
	All contract charges	—	166	$28,770	1.35%	—
2015	Lowest contract charge 0.00% Series II(c)	$98.20	—	—	—	(1.88)%
	Highest contract charge 1.20% Series II	$152.81	—	—	—	0.60%
	All contract charges	—	78	$12,046	1.70%	—

Invesco V.I. High Yield Fund
2019	Lowest contract charge 0.50% Series II	$144.29	—	—	—	12.59%
	Highest contract charge 1.45% Series II	$132.81	—	—	—	11.52%
	All contract charges	—	369	$50,138	5.86%	—
2018	Lowest contract charge 0.50% Series II	$128.15	—	—	—	(4.09)%
	Highest contract charge 1.45% Series II	$119.09	—	—	—	(5.01)%
	All contract charges	—	334	$40,326	4.92%	—
2017	Lowest contract charge 0.50% Series II	$133.61	—	—	—	5.60%
	Highest contract charge 1.45% Series II	$125.37	—	—	—	4.59%
	All contract charges	—	324	$41,199	4.01%	—
2016	Lowest contract charge 0.50% Series II	$126.53	—	—	—	10.28%
	Highest contract charge 1.45% Series II	$119.87	—	—	—	9.22%
	All contract charges	—	280	$34,051	4.11%	—
2015	Lowest contract charge 0.50% Series II	$114.74	—	—	—	(3.85)%
	Highest contract charge 1.45% Series II	$109.75	—	—	—	(4.76)%
	All contract charges	—	255	$28,355	5.55%	—

Invesco V.I. Mid Cap Core Equity Fund
2019	Lowest contract charge 0.50% Series II	$190.28	—	—	—	24.41%
	Highest contract charge 1.45% Series II	$153.93	—	—	—	23.22%
	All contract charges	—	133	$24,962	0.22%	—
2018	Lowest contract charge 0.50% Series II	$152.94	—	—	—	(12.04)%
	Highest contract charge 1.45% Series II	$124.92	—	—	—	(12.89)%
	All contract charges	—	131	$19,811	0.11%	—
2017	Lowest contract charge 0.50% Series II	$173.88	—	—	—	14.08%
	Highest contract charge 1.45% Series II	$143.40	—	—	—	12.99%
	All contract charges	—	128	$22,182	0.32%	—
2016	Lowest contract charge 0.50% Series II	$152.42	—	—	—	12.60%
	Highest contract charge 1.45% Series II	$126.91	—	—	—	11.53%
	All contract charges	—	119	$18,351	0.00%	—
2015	Lowest contract charge 0.50% Series II	$135.37	—	—	—	(4.76)%
	Highest contract charge 1.45% Series II	$113.79	—	—	—	(5.67)%
	All contract charges	—	107	$14,794	0.11%	—

Invesco V.I. Small Cap Equity Fund
2019	Lowest contract charge 0.50% Series II	$210.76	—	—	—	25.68%
	Highest contract charge 1.34% Series II	$222.49	—	—	—	24.63%
	All contract charges	—	52	$10,954	0.00%	—
2018	Lowest contract charge 0.50% Series II	$167.69	—	—	—	(15.70)%
	Highest contract charge 1.34% Series II	$178.52	—	—	—	(16.42)%
	All contract charges	—	52	$8,833	0.00%	—
2017	Lowest contract charge 0.50% Series II	$198.91	—	—	—	13.16%
	Highest contract charge 1.34% Series II	$213.58	—	—	—	12.20%
	All contract charges	—	53	$10,641	0.00%	—
2016	Lowest contract charge 0.50% Series II	$175.78	—	—	—	11.28%
	Highest contract charge 1.34% Series II	$190.35	—	—	—	10.35%
	All contract charges	—	53	$9,535	0.00%	—
2015	Lowest contract charge 0.50% Series II	$157.96	—	—	—	(6.21)%
	Highest contract charge 1.34% Series II	$172.50	—	—	—	(7.00)%
	All contract charges	—	52	$8,732	0.00%	—

FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
IVY VIP High Income
2019	Lowest contract charge 0.50% Class II	$180.59	—	—	—	10.64%
	Highest contract charge 1.45% Class II	$147.28	—	—	—	9.58%
	All contract charges	—	1,620	$273,893	6.48%	—
2018	Lowest contract charge 0.50% Class II	$163.23	—	—	—	(2.61)%
	Highest contract charge 1.45% Class II	$134.40	—	—	—	(3.55)%
	All contract charges	—	1,541	$237,179	6.26%	—
2017	Lowest contract charge 0.50% Class II	$167.60	—	—	—	6.15%
	Highest contract charge 1.45% Class II	$139.34	—	—	—	5.14%
	All contract charges	—	1,452	$231,112	5.42%	—
2016	Lowest contract charge 0.50% Class II	$157.89	—	—	—	15.60%
	Highest contract charge 1.45% Class II	$132.53	—	—	—	14.51%
	All contract charges	—	1,293	$195,046	7.20%	—
2015	Lowest contract charge 0.50% Class II	$136.58	—	—	—	(6.97)%
	Highest contract charge 1.45% Class II	$115.74	—	—	—	(7.86)%
	All contract charges	—	1,240	$162,881	6.09%	—

IVY VIP Small Cap Growth
2019	Lowest contract charge 0.50% Class II	$226.13	—	—	—	22.75%
	Highest contract charge 1.34% Class II	$166.08	—	—	—	21.71%
	All contract charges	—	222	$42,024	0.00%	—
2018	Lowest contract charge 0.50% Class II	$184.22	—	—	—	(4.59)%
	Highest contract charge 1.34% Class II	$136.45	—	—	—	(5.41)%
	All contract charges	—	200	$30,759	0.36%	—
2017	Lowest contract charge 0.50% Class II	$193.09	—	—	—	22.50%
	Highest contract charge 1.34% Class II	$144.25	—	—	—	21.47%
	All contract charges	—	160	$25,839	0.00%	—
2016	Lowest contract charge 0.50% Class II	$157.62	—	—	—	2.40%
	Highest contract charge 1.34% Class II	$118.75	—	—	—	1.54%
	All contract charges	—	149	$19,347	0.00%	—
2015	Lowest contract charge 0.50% Class II	$153.92	—	—	—	1.37%
	Highest contract charge 1.45% Class II	$116.35	—	—	—	0.41%
	All contract charges	—	158	$19,869	0.00%	—

MFS® Investors Trust Series
2019	Lowest contract charge 0.50% Service Class	$272.81	—	—	—	30.59%
	Highest contract charge 1.34% Service Class	$283.63	—	—	—	29.49%
	All contract charges	—	86	$23,195	0.50%	—
2018	Lowest contract charge 0.50% Service Class	$208.90	—	—	—	(6.18)%
	Highest contract charge 1.34% Service Class	$219.04	—	—	—	(6.98)%
	All contract charges	—	80	$16,778	0.45%	—
2017	Lowest contract charge 0.50% Service Class	$222.67	—	—	—	22.41%
	Highest contract charge 1.34% Service Class	$235.47	—	—	—	21.38%
	All contract charges	—	78	$17,704	0.56%	—
2016	Lowest contract charge 0.50% Service Class	$181.90	—	—	—	7.78%
	Highest contract charge 1.34% Service Class	$193.99	—	—	—	6.87%
	All contract charges	—	72	$13,353	0.58%	—
2015	Lowest contract charge 0.50% Service Class	$168.77	—	—	—	(0.55)%
	Highest contract charge 1.34% Service Class	$181.52	—	—	—	(1.39)%
	All contract charges	—	68	$12,058	0.68%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2019	Lowest contract charge 0.50% Service Class	$365.68	—	—	—	38.88%
	Highest contract charge 1.34% Service Class	$337.88	—	—	—	37.71%
	All contract charges	—	100	$34,475	0.35%	—
2018	Lowest contract charge 0.50% Service Class	$263.30	—	—	—	0.07%
	Highest contract charge 1.34% Service Class	$245.35	—	—	—	(0.78)%
	All contract charges	—	73	$18,288	0.34%	—

FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
MFS® Massachusetts Investors Growth Stock Portfolio (Continued)
2017	Lowest contract charge 0.50% Service Class	$263.11	—	—	—	27.46%
	Highest contract charge 1.34% Service Class	$247.28	—	—	—	26.39%
	All contract charges	—	69	$17,383	0.42%	—
2016	Lowest contract charge 0.50% Service Class	$206.42	—	—	—	5.31%
	Highest contract charge 1.34% Service Class	$195.65	—	—	—	4.43%
	All contract charges	—	69	$13,609	0.40%	—
2015	Lowest contract charge 0.50% Service Class(a)	$196.01	—	—	—	(2.00)%
	Highest contract charge 1.34% Service Class(a)	$187.35	—	—	—	(2.64)%
	All contract charges	—	55	$10,568	0.46%	—

Multimanager Aggressive Equity
2019	Lowest contract charge 0.70% Class IA	$233.70	—	—	—	32.42%
	Highest contract charge 1.45% Class IA	$191.20	—	—	—	31.42%
	All contract charges	—	2,955	$678,310	0.75%	—
2018	Lowest contract charge 0.70% Class IA	$176.49	—	—	—	(0.91)%
	Highest contract charge 1.45% Class IA	$145.49	—	—	—	(1.67)%
	All contract charges	—	3,245	$563,402	0.13%	—
2017	Lowest contract charge 0.70% Class IA	$178.11	—	—	—	29.44%
	Highest contract charge 1.45% Class IA	$147.96	—	—	—	28.47%
	All contract charges	—	3,579	$628,070	0.15%	—
2016	Lowest contract charge 0.70% Class IA	$137.60	—	—	—	2.72%
	Highest contract charge 1.45% Class IA	$115.17	—	—	—	1.95%
	All contract charges	—	3,933	$533,772	0.53%	—
2015	Lowest contract charge 0.70% Class IA	$133.96	—	—	—	3.26%
	Highest contract charge 1.45% Class IA	$112.97	—	—	—	2.48%
	All contract charges	—	4,332	$573,539	0.16%	—
Multimanager Aggressive Equity
2019	Lowest contract charge 0.50% Class IB	$217.50	—	—	—	32.69%
	Highest contract charge 1.30% Class IB	$257.99	—	—	—	31.63%
	All contract charges	—	155	$31,746	0.75%	—
2018	Lowest contract charge 0.50% Class IB	$163.92	—	—	—	(0.71)%
	Highest contract charge 1.30% Class IB	$195.99	—	—	—	(1.50)%
	All contract charges	—	166	$25,401	0.13%	—
2017	Lowest contract charge 0.50% Class IB	$165.10	—	—	—	29.70%
	Highest contract charge 1.30% Class IB	$198.98	—	—	—	28.68%
	All contract charges	—	166	$25,903	0.15%	—
2016	Lowest contract charge 0.50% Class IB	$127.29	—	—	—	2.93%
	Highest contract charge 1.30% Class IB	$154.63	—	—	—	2.11%
	All contract charges	—	179	$21,680	0.53%	—
2015	Lowest contract charge 0.50% Class IB	$123.67	—	—	—	3.46%
	Highest contract charge 1.30% Class IB	$151.43	—	—	—	2.65%
	All contract charges	—	203	$24,139	0.16%	—
Multimanager Core Bond
2019	Lowest contract charge 0.40% Class IB	$113.30	—	—	—	6.96%
	Highest contract charge 1.45% Class IB	$151.73	—	—	—	5.82%
	All contract charges	—	716	$112,045	2.14%	—
2018	Lowest contract charge 0.40% Class IB	$105.93	—	—	—	(0.80)%
	Highest contract charge 1.45% Class IB	$143.38	—	—	—	(1.85)%
	All contract charges	—	701	$103,441	2.70%	—
2017	Lowest contract charge 0.40% Class IB	$106.78	—	—	—	2.58%
	Highest contract charge 1.45% Class IB	$146.08	—	—	—	1.51%
	All contract charges	—	755	$113,109	2.08%	—
2016	Lowest contract charge 0.40% Class IB	$104.09	—	—	—	2.23%
	Highest contract charge 1.45% Class IB	$143.91	—	—	—	1.16%
	All contract charges	—	794	$116,522	2.08%	—
2015	Lowest contract charge 0.40% Class IB	$101.82	—	—	—	(0.26)%
	Highest contract charge 1.45% Class IB	$142.26	—	—	—	(1.32)%
	All contract charges	—	833	$120,425	1.92%	—

FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Multimanager Mid Cap Growth
2019	Lowest contract charge 0.50% Class IB	$316.65	—	—	—	32.30%
	Highest contract charge 1.45% Class IB	$266.41	—	—	—	31.03%
	All contract charges	—	320	$87,850	0.00%	—
2018	Lowest contract charge 0.50% Class IB	$239.35	—	—	—	(6.25)%
	Highest contract charge 1.45% Class IB	$203.32	—	—	—	(7.15)%
	All contract charges	—	343	$71,852	0.00%	—
2017	Lowest contract charge 0.50% Class IB	$255.30	—	—	—	26.03%
	Highest contract charge 1.45% Class IB	$218.97	—	—	—	24.83%
	All contract charges	—	362	$81,983	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$202.57	—	—	—	6.25%
	Highest contract charge 1.45% Class IB	$175.41	—	—	—	5.23%
	All contract charges	—	386	$69,549	0.10%	—
2015	Lowest contract charge 0.50% Class IB	$190.66	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$166.69	—	—	—	(2.95)%
	All contract charges	—	426	$72,928	0.00%	—

Multimanager Mid Cap Value
2019	Lowest contract charge 0.40% Class IB	$197.71	—	—	—	24.47%
	Highest contract charge 1.45% Class IB	$252.16	—	—	—	23.16%
	All contract charges	—	197	$50,680	1.38%	—
2018	Lowest contract charge 0.40% Class IB	$158.84	—	—	—	(13.10)%
	Highest contract charge 1.45% Class IB	$204.74	—	—	—	(14.02)%
	All contract charges	—	213	$44,482	0.74%	—
2017	Lowest contract charge 0.40% Class IB	$182.79	—	—	—	8.84%
	Highest contract charge 1.45% Class IB	$238.13	—	—	—	7.69%
	All contract charges	—	231	$56,322	0.76%	—
2016	Lowest contract charge 0.40% Class IB	$167.95	—	—	—	18.61%
	Highest contract charge 1.45% Class IB	$221.12	—	—	—	17.35%
	All contract charges	—	254	$57,175	1.03%	—
2015	Lowest contract charge 0.40% Class IB	$141.60	—	—	—	(5.93)%
	Highest contract charge 1.45% Class IB	$188.42	—	—	—	(6.92)%
	All contract charges	—	281	$53,666	0.67%	—

Multimanager Technology
2019	Lowest contract charge 0.50% Class IB	$456.71	—	—	—	37.18%
	Highest contract charge 1.45% Class IB	$384.26	—	—	—	35.87%
	All contract charges	—	628	$249,266	0.15%	—
2018	Lowest contract charge 0.50% Class IB	$332.93	—	—	—	1.78%
	Highest contract charge 1.45% Class IB	$282.81	—	—	—	0.80%
	All contract charges	—	656	$191,090	0.15%	—
2017	Lowest contract charge 0.50% Class IB	$327.10	—	—	—	38.43%
	Highest contract charge 1.45% Class IB	$280.56	—	—	—	37.11%
	All contract charges	—	667	$191,981	0.00%	—
2016	Lowest contract charge 0.50% Class IB	$236.30	—	—	—	8.40%
	Highest contract charge 1.45% Class IB	$204.62	—	—	—	7.37%
	All contract charges	—	689	$144,841	0.01%	—
2015	Lowest contract charge 0.50% Class IB	$217.98	—	—	—	5.76%
	Highest contract charge 1.45% Class IB	$190.58	—	—	—	4.75%
	All contract charges	—	763	$148,717	0.00%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2019	Lowest contract charge 0.00% Advisor Class	$96.41	—	—	—	11.35%
	Highest contract charge 1.20% Advisor Class	$61.96	—	—	—	10.01%
	All contract charges	—	144	$9,012	4.36%	—
2018	Lowest contract charge 0.00% Advisor Class	$86.58	—	—	—	(14.20)%
	Highest contract charge 1.20% Advisor Class	$56.32	—	—	—	(15.23)%
	All contract charges	—	133	$7,582	1.97%	—

FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
PIMCO CommodityRealReturn® Strategy Portfolio (Continued)
2017	Lowest contract charge 0.00% Advisor Class(d)	$100.91	—	—	—	2.04%
	Highest contract charge 1.20% Advisor Class	$66.44	—	—	—	0.82%
	All contract charges	—	123	$8,220	10.91%	—
2016	Lowest contract charge 0.00% Advisor Class	$87.28	—	—	—	14.87%
	Highest contract charge 1.20% Advisor Class	$65.90	—	—	—	13.50%
	All contract charges	—	106	$7,011	1.03%	—
2015	Lowest contract charge 0.00% Advisor Class(c)	$75.98	—	—	—	(23.02)%
	Highest contract charge 1.20% Advisor Class	$58.06	—	—	—	(26.55)%
	All contract charges	—	89	$5,188	4.14%	—

Target 2015 Allocation
2019	Lowest contract charge 0.40% Class B	$149.46	—	—	—	14.54%
	Highest contract charge 1.34% Class B	$144.96	—	—	—	13.45%
	All contract charges	—	129	$18,932	1.81%	—
2018	Lowest contract charge 0.50% Class B	$141.83	—	—	—	(4.79)%
	Highest contract charge 1.34% Class B	$127.77	—	—	—	(5.59)%
	All contract charges	—	125	$16,254	1.55%	—
2017	Lowest contract charge 0.50% Class B	$148.96	—	—	—	10.75%
	Highest contract charge 1.34% Class B	$135.34	—	—	—	9.82%
	All contract charges	—	157	$21,214	1.29%	—
2016	Lowest contract charge 0.40% Class B	$123.50	—	—	—	5.21%
	Highest contract charge 1.34% Class B	$123.24	—	—	—	4.22%
	All contract charges	—	180	$22,285	1.42%	—
2015	Lowest contract charge 0.50% Class B	$127.97	—	—	—	(2.40)%
	Highest contract charge 1.34% Class B	$118.25	—	—	—	(3.22)%
	All contract charges	—	194	$22,954	1.16%	—

Target 2025 Allocation
2019	Lowest contract charge 0.40% Class B	$169.67	—	—	—	18.90%
	Highest contract charge 1.45% Class B	$158.92	—	—	—	17.65%
	All contract charges	—	556	$91,272	1.74%	—
2018	Lowest contract charge 0.40% Class B	$142.70	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$135.08	—	—	—	(7.52)%
	All contract charges	—	527	$73,264	1.62%	—
2017	Lowest contract charge 0.40% Class B	$152.66	—	—	—	14.95%
	Highest contract charge 1.45% Class B	$146.06	—	—	—	13.75%
	All contract charges	—	521	$77,893	1.52%	—
2016	Lowest contract charge 0.40% Class B	$132.80	—	—	—	6.99%
	Highest contract charge 1.45% Class B	$128.41	—	—	—	5.87%
	All contract charges	—	461	$60,164	1.50%	—
2015	Lowest contract charge 0.40% Class B	$124.12	—	—	—	(2.44)%
	Highest contract charge 1.45% Class B	$121.29	—	—	—	(3.46)%
	All contract charges	—	437	$53,745	1.28%	—

Target 2035 Allocation
2019	Lowest contract charge 0.40% Class B	$182.42	—	—	—	21.84%
	Highest contract charge 1.45% Class B	$168.72	—	—	—	20.55%
	All contract charges	—	653	$113,859	1.69%	—
2018	Lowest contract charge 0.40% Class B	$149.72	—	—	—	(7.55)%
	Highest contract charge 1.45% Class B	$139.96	—	—	—	(8.52)%
	All contract charges	—	577	$83,122	1.59%	—
2017	Lowest contract charge 0.40% Class B	$161.94	—	—	—	17.30%
	Highest contract charge 1.45% Class B	$153.00	—	—	—	16.06%
	All contract charges	—	516	$80,987	1.51%	—
2016	Lowest contract charge 0.40% Class B	$138.06	—	—	—	7.59%
	Highest contract charge 1.45% Class B	$131.83	—	—	—	6.47%
	All contract charges	—	450	$60,682	1.48%	—
2015	Lowest contract charge 0.40% Class B	$128.32	—	—	—	(2.42)%
	Highest contract charge 1.45% Class B	$123.82	—	—	—	(3.45)%
	All contract charges	—	411	$51,693	1.33%	—

FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Target 2045 Allocation
2019	Lowest contract charge 0.40% Class B	$193.30	—	—	—	23.85%
	Highest contract charge 1.45% Class B	$174.82	—	—	—	22.53%
	All contract charges	—	533	$96,751	1.64%	—
2018	Lowest contract charge 0.40% Class B	$156.08	—	—	—	(8.36)%
	Highest contract charge 1.45% Class B	$142.67	—	—	—	(9.32)%
	All contract charges	—	478	$70,067	1.53%	—
2017	Lowest contract charge 0.40% Class B	$170.31	—	—	—	19.21%
	Highest contract charge 1.45% Class B	$157.34	—	—	—	17.96%
	All contract charges	—	431	$69,508	1.50%	—
2016	Lowest contract charge 0.40% Class B	$142.86	—	—	—	8.25%
	Highest contract charge 1.45% Class B	$133.38	—	—	—	7.12%
	All contract charges	—	382	$52,165	1.47%	—
2015	Lowest contract charge 0.40% Class B	$131.97	—	—	—	(2.71)%
	Highest contract charge 1.45% Class B	$124.52	—	—	—	(3.64)%
	All contract charges	—	340	$43,122	1.38%	—

Target 2055 Allocation
2019	Lowest contract charge 0.50% Class B	$139.02	—	—	—	26.16%
	Highest contract charge 1.34% Class B	$133.66	—	—	—	25.09%
	All contract charges	—	197	$26,754	1.77%	—
2018	Lowest contract charge 0.50% Class B	$110.19	—	—	—	(9.24)%
	Highest contract charge 1.34% Class B	$106.85	—	—	—	(10.01)%
	All contract charges	—	124	$13,369	1.86%	—
2017	Lowest contract charge 0.50% Class B	$121.41	—	—	—	21.18%
	Highest contract charge 1.34% Class B	$118.74	—	—	—	20.17%
	All contract charges	—	68	$8,093	1.90%	—
2016	Lowest contract charge 0.50% Class B	$100.19	—	—	—	8.96%
	Highest contract charge 1.34% Class B	$98.81	—	—	—	8.04%
	All contract charges	—	32	$3,226	2.17%	—
2015	Lowest contract charge 0.50% Class B(b)	$91.95	—	—	—	(6.99)%
	Highest contract charge 1.34% Class B(b)	$91.46	—	—	—	(7.46)%
	All contract charges	—	6	$538	3.16%	—

Templeton Global Bond VIP Fund
2019	Lowest contract charge 0.50% Class 2	$123.47	—	—	—	1.50%
	Highest contract charge 1.20% Class 2	$115.30	—	—	—	0.79%
	All contract charges	—	641	$74,250	7.01%	—
2018	Lowest contract charge 0.50% Class 2	$121.64	—	—	—	1.43%
	Highest contract charge 1.20% Class 2	$114.40	—	—	—	0.70%
	All contract charges	—	598	$68,652	0.00%	—
2017	Lowest contract charge 0.50% Class 2	$119.93	—	—	—	1.41%
	Highest contract charge 1.20% Class 2	$113.60	—	—	—	0.71%
	All contract charges	—	564	$64,165	0.00%	—
2016	Lowest contract charge 0.50% Class 2	$118.26	—	—	—	2.43%
	Highest contract charge 1.20% Class 2	$112.80	—	—	—	1.70%
	All contract charges	—	502	$56,677	0.00%	—
2015	Lowest contract charge 0.50% Class 2	$115.46	—	—	—	(4.78)%
	Highest contract charge 1.20% Class 2	$110.91	—	—	—	(5.45)%
	All contract charges	—	427	$47,351	7.80%	—

VanEck VIP Global Hard Assets Fund
2019	Lowest contract charge 0.50% Class S	$54.75	—	—	—	10.99%
	Highest contract charge 1.45% Class S	$50.39	—	—	—	9.93%
	All contract charges	—	401	$20,621	0.00%	—
2018	Lowest contract charge 0.50% Class S	$49.33	—	—	—	(28.78)%
	Highest contract charge 1.45% Class S	$45.84	—	—	—	(29.47)%
	All contract charges	—	375	$17,520	0.00%	—
2017	Lowest contract charge 0.50% Class S	$69.26	—	—	—	(2.46)%
	Highest contract charge 1.45% Class S	$64.99	—	—	—	(3.39)%
	All contract charges	—	370	$24,338	0.00%	—

FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2019

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
VanEck VIP Hard Assets Fund (Continued)
2016	Lowest contract charge 0.50% Class S	$71.01	—	—	—	42.70%
	Highest contract charge 1.45% Class S	$67.27	—	—	—	41.35%
	All contract charges	—	380	$25,817	0.37%	—
2015	Lowest contract charge 0.50% Class S	$49.76	—	—	—	(33.96)%
	Highest contract charge 1.45% Class S	$47.59	—	—	—	(34.59)%
	All contract charges	—	318	$15,253	0.03%	—

(a)	Units were made available on March 27, 2015.
(b)	Units were made available on May 26, 2015.
(c)	Units were made available on June 19, 2015.
(d)	Units were made available on January 25, 2016.
(e)	Units were made available on October 22, 2018.
(f)	EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
(g)	EQ/Fidelity Institutional AM® Large Cap, formerly known as EQ/Fidelity Institutional AMSM Large Cap, replaced Fidelity® VIP Contrafund® Portfolio due to a substitution on October 22, 2018.
(h)	EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
(i)	EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(j)	EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
(k)	EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(l)	EQ/MFS International Value replaced MFS® International Value Portfolio due to a substitution on October 22, 2018.
(m)	EQ/MFS Mid Cap Focused Growth, formerly known as EQ/Ivy Mid Cap Growth, replaced IVY VIP Mid Cap Growth due to a substitution on October 22, 2018.
(n)	EQ/MFS Technology replaced MFS® Technology Portfolio due to a substitution on October 22, 2018.
(o)	EQ/MFS Utility Series replaced MFS® Utility Series due to a substitution on October 22, 2018.
(p)	EQ/Wellington Energy, formerly known as EQ/Ivy Energy, replaced IVY VIP Energy due to a substitution on October 22, 2018.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2019

9.	Subsequent Events (Concluded)

A. Reorganizations

The following Variable Investment Options will be involved in planned reorganizations (“Reorganization Plans”). If the shareholders approve the Reorganization Plans, it is anticipated that the Reorganization Plans will take place in early to mid-June 2020. The Reorganization Plans provide for the reorganization of certain Portfolios, where interests in certain Variable Investment Options (the “Surviving Portfolio”) will replace interests in the current investment options (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM Moderate	All Asset Growth–Alt 20
CharterSM Small Cap Growth	EQ/Morgan Stanley Small Cap Growth
CharterSM Small Cap Value	1290 VT Small Cap Value
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy
EQ/Templeton Global Equity Managed Volatility Portfolio	1290 VT SmartBeta Equity
EQ/UBS Growth and Income	EQ/Capital Guardian Research
Multimanager Mid Cap Growth	EQ/Janus Enterprise
Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-160

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the May 1, 2020 prospectus for Equi-Vest® Employer-Sponsored Retirement Plans

•	EQUI-VEST® VANTAGESM

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

We offer the EQUI-VEST® VantageSM contract to fund certain Section 403(b) plans (“plans”). The EQUI-VEST® VantageSM contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The EQUI-VEST® VantageSM contract may not currently be available in every state. Your financial professional can provide information about state availability.

We no longer offer the EQUI-VEST® VantageSM contract for establishing new units. We will continue to accept contributions for existing participants and new participants can continue to be enrolled in existing units.

EQUI-VEST® VantageSM is a group variable deferred annuity contract. Either the plan trustee or the employer will be the EQUI-VEST® VantageSM contract holder. Certain rights may be exercised by employees covered under an employer’s plan (the “participants”). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant’s participation date and each 12-month period thereafter is a “participation year.” The “participation date” is the date we receive a participant’s properly completed and signed enrollment form and any other required documents at our processing office. “Contract date” is the date following our acceptance of a properly completed and signed application (and other required documents). The 12-month period beginning on a contract date and each 12-month period after that is a “contract year.” The end of each 12-month period is the “contract anniversary.” Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus.(1)

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him/her regarding any different arrangements that may apply.

We offer the EQUI-VEST® VantageSM contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to EQUI-VEST® Series 100 and 200 contracts, except for certain material differences described in this Supplement. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST® VantageSM, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in EQUI-VEST® VantageSM TSA, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the prospectus.)

See “Tax information” in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We may at some future time, under certain conditions and subject to applicable law, allow a current owner of an EQUI-VEST® series 100, series 200, or series 600 TSA contract to exchange it for participation in an EQUI-VEST® VantageSM contract. An exchange for participation in an EQUI-VEST® VantageSM contract may or may not be advantageous, based on all of the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

(1)

This Supplement distinguishes between “contract” and “participation certificate” as well as “contract holder” and “participant” when describing the EQUI-VEST® VantageSM product. The prospectus does not make these distinctions and generally uses the terms “you” and “your” when referring to the person who has the right or responsibility that the prospectus is discussing at that point, and to “contract” when referring to the participation certificate or contract that includes the right being discussed. In this Supplement, unless otherwise stated, “you” and “your” refers to the participant.

#838904

EV Vantage (900)

Material differences between EQUI-VEST® VantageSM and the provisions of the EQUI-VEST® series 100 and 200 contracts described in the prospectus include the information above as well as the following:

1.	THE FOLLOWING PARAGRAPH IS ADDED TO THE “EQUI-VEST® EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE — KEY FEATURES” TABLE UNDER “TAX ADVANTAGES” IN THE PROSPECTUS:

EQUI-VEST® VANTAGESM TAX ADVANTAGES	You should be aware that electing the optional “enhanced death benefit” may have limited usefulness due to the effect of Required Minimum Distributions (“RMDs”). Your required withdrawals reduce this benefit and may have the effect of eliminating your ability to utilize the entire benefit. You should consult with your tax adviser and consider whether you can satisfy your RMD from another similar qualified source prior to purchasing this benefit.

2.	THE FOLLOWING IS ADDED AS A NEW HEADING TO THE “EQUI-VEST® EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE — KEY FEATURES” TABLE BEFORE “PAYOUT OPTIONS” IN THE PROSPECTUS:

EQUI-VEST® VANTAGESM DEATH BENEFIT PROTECTION	The contract provides a death benefit for the beneficiary should you die. The death benefit is equal to your account value or the minimum death benefit, whichever is higher. However, if you elect the optional enhanced death benefit, the death benefit is equal to your account value or the enhanced death benefit, whichever is higher.

3.	THE FOLLOWING IS ADDED TO THE “EQUI-VEST® EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE — KEY FEATURES” TABLE UNDER “FEES AND CHARGES” IN THE PROSPECTUS:

Fees and Charges for EQUI-VEST® VantageSM	• Separate account charge deducted daily on amounts invested in variable investment options: Varies by employer group, annual rate ranges between 0.50% — 0.90%.

• Annual administrative charge: There is no annual administrative charge.

•   Charge for third-party transfer (such as in the case of a direct plan-to-plan transfer of the account value or a contract exchange under the same 403(b) plan to an “employer-designated funding vehicle” or a direct rollover to another eligible retirement plan: $25 current ($65 maximum) per occurrence per participant.

• Charges for certain optional special services.

• No sales charge deducted at the time contributions are made.

•   Withdrawal charge: We deduct a charge of up to 6% of the amount withdrawn from your account value for withdrawals made (or of the defaulted loan amount, if applicable) in the first five contract years or participation years, depending upon the employer’s group. The total of all withdrawal charges may not exceed 8% of all contributions attributable to the participant in the first five contract or participation years (as applicable) that are permitted to be withdrawn.

•   We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

• We deduct an annual charge equal to 0.15% of the account value on each participation date anniversary if you elect the optional enhanced death benefit.

• Annual expenses of the Trusts’ portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see “Fee table” later in this Supplement for details.

• For variations, including variations in fees and charges for certain contract owners in the State of Texas, please see Appendix II.

4.	VARIABLE INVESTMENT OPTIONS

The Variable Investment Options available under the contract are subject to state regulatory approval and availability under your employer’s plan. The Class IB/B shares of either EQ Premier VIP Trust or EQ Advisors Trust (the “Trusts”) are available under EQUI-VEST® VantageSM contracts. The contracts described in the EQUI-VEST® Employer-Sponsored Retirement Plans prospectus include Class IA shares of certain Trusts, which are not offered under EQUI-VEST® VantageSM contracts.

2

5.	THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE “CONDENSED FINANCIAL INFORMATION” IN “FEE TABLE” IN THE PROSPECTUS:

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST® VantageSM certificate. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted when you surrender your certificate or make certain withdrawals)	6.00%

Charge for third-party transfer or direct rollover(1)	$65 maximum per participant for each occurrence; currently $25 per participant for each occurrence.

Special services charges

• Wire transfer charge(2)	$90 (current and maximum)

• Express mail charge(2)	$35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you have your certificate, not including underlying trust portfolio fees and expenses.

Charges we deduct from your account value on each participation date anniversary
Maximum annual administrative charge	$0

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate Account annual expenses(3)	0.50% to 0.90% (maximum)

Charges we deduct from the account value each year if you elect the optional enhanced death benefit
Optional enhanced death benefit charge (as a percentage of your account value) is deducted annually on each participation date anniversary	0.15%

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(4)	Lowest 0.58%	Highest 1.93%

Notes:

(1)	This charge will never exceed 2% of the amount disbursed or transferred.
(2)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(3)	For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.
(4)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

3

Examples: EQUI-VEST® VantageSM Contracts

These examples are intended to help you compare the cost of investing in the EQUI-VEST® VantageSM contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the withdrawal charge, the optional enhanced death benefit charge, the third-party transfer or direct rollover charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

Please note that the charges that would apply under your certificate may be lower if: (i) your participation is under a contract with lower Separate Account A charges; (ii) your participation is under a contract that either no longer has a withdrawal charge, or has a lesser percentage withdrawal charge, or has a shorter withdrawal charge period associated with it than is used in the examples; or (iii) you have not elected the optional enhanced death benefit. The EQUI-VEST® VantageSM contracts were first offered on January 14, 2002.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in “Charges and expenses” later in this Supplement; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; (iii) that the optional enhanced death benefit has been elected; (iv) there is no waiver of the withdrawal charge; and (v) the Contract Year and Participation Year are the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$924	$1,591	$2,173	$3,406	$313	$956	$1,624	$3,406
(b) assuming minimum fees and expenses of any of the Portfolios	$791	$1,192	$1,502	$1,988	$171	$531	$914	$1,988

Condensed financial information

Please see Appendix I at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2019.

4

6.	THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED “HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT” IN “CONTRACT FEATURES AND BENEFITS” IN THE PROSPECTUS:

Contract type	Source of contributions	Limitations on contributions
EQUI-VEST® VantageSM

•   Employer Contributions: Contributions made by the Employer under the Plan, other than those described in the items below.

•   Employer Matching Contributions: Employer Contributions matching Salary Reduction Contributions under the terms of the Plan.

•   Qualified Non-Elective and Qualified Matching Contributions: Contributions made by the Employer to meet the requirements of the non-discrimination tests set forth in the Code.

•   Salary Reduction Contributions (Elective Deferral Contributions): Contributions under a salary reduction agreement that an employee enters into with the Employer under the Plan.

•   Only if plan permits, “designated Roth” contributions under Section 402A of the Code.

•   Rollover Contributions: Contributions of eligible rollover distributions directly or indirectly from another eligible retirement arrangement.

•   Non-Roth After-Tax Contributions: Amounts reported by the Employer as having non-Roth after-tax consequences under the Code.

•   Direct Transfer Contributions: Amounts directly transferred (either a plan-to-plan direct transfer or contract exchange under the same 403(b) plan).

•   Additional “catch-up” contributions.

•   For 2020, maximum amount of employer and employee contributions is generally the lesser of $57,000 or 100% of compensation, with maximum salary reduction contribution of $19,500.

•   If your employer’s plan permits and you are at least age 50 at any time during 2020, additional salary reduction “catch-up” contributions totalling up to $6,500 can be made.

•   All salary reduction contributions (whether pre-tax or designated Roth) may not exceed the total maximum for the year (for 2020, $19,500 and age 50 catch-up of $6,500).

•   After lifetime required minimum distributions must start, rollover or direct transfer contributions must be net of any required minimum distributions.

•   Aggregate direct rollover and direct transfer contributions must meet the Company’s anticipated minimum contribution requirements or meet minimum plan participation requirements.

•   Different sources of contributions and earnings may be subject to withdrawal restrictions.

•   We currently do not accept rollovers of non-Roth after-tax funds except as direct rollovers from 403(b) plans (we separately account for these rollover contributions).

7.	THE FIRST PARAGRAPH UNDER “OWNER AND ANNUITANT REQUIREMENTS” IN “CONTRACT FEATURES AND BENEFITS” IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA (other than EQUI-VEST® VantageSM contracts) and Annuitant HR-10.

8.	THE FOLLOWING IS ADDED AS THE LAST SECTION IN “CONTRACT FEATURES AND BENEFITS” IN THE PROSPECTUS:

Unallocated Account

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan’s unallocated account. Any amount held in the plan’s unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan’s unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan’s unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant’s account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such

5

instructions may be received to no more than 10 days from the initial transfer into the plan’s unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

9.	THE FOLLOWING IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER “WITHDRAWING YOUR ACCOUNT VALUE” IN “ACCESSING YOUR MONEY” IN THE PROSPECTUS:

Except as set forth in the following sentence, you may only withdraw amounts from your account value that are 100% vested subject to the employer’s approval, plan rules and applicable laws. You may, however, transfer any non-vested account value attributable to you under the contract to another annuity contract, employer designated funding vehicle or other funding vehicle permitted by the employer and permitted under the tax law. Any withdrawal request you make requires contract holder approval. In addition, in many instances if you are under age 59 1/2, your ability to withdraw funds from an EQUI-VEST® VantageSM contract may be limited by the plan and section 403(b) of the Code. For example, amounts attributable to salary reduction contributions may not be withdrawn unless due to your death, disability or severance from employment with the employer who provided the funds. Also, you may be able to withdraw salary reduction contributions only (that is, no earnings) on account of hardship under federal income tax rules.

10.	THE FOLLOWING IS ADDED AS A NEW SECTION FOLLOWING “WITHDRAWING YOUR ACCOUNT VALUE” IN “ACCESSING YOUR MONEY” IN THE PROSPECTUS:

Forfeitures

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a participant who is not fully vested under a plan separates from service. 403(b) plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a 403(b) plan participant’s cash value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the contract holder and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See “Withdrawal Charge for EQUI-VEST® VantageSM contracts” under “Charges and expenses” in this Supplement.

11.	THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER “LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS” IN “ACCESSING YOUR MONEY” IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

12.	THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED “TERMINATION” IN “ACCESSING YOUR MONEY” IN THE PROSPECTUS:

EQUI-VEST® VantageSM Termination of Participation

We may terminate your participation under the EQUI-VEST® VantageSM contract and pay out your account value if:

(1)	your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2)	you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3)	we have not received any contributions on your behalf within 120 days from your participation date; or

(4)	the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST® VantageSM contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate a participant’s participation under the contract.

The contract holder may discontinue an EQUI-VEST® VantageSM contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferral or employer contributions to be made under the contract. If an EQUI-VEST® VantageSM contract is discontinued the contract holder may withdraw any cash value in the forfeiture account, as well as any portion of the account value attributable to a participant that is not vested and: (i) transfer, exchange or directly roll over such amounts to another employer-designated funding vehicle; or (ii) transfer, distribute or directly roll over such amounts in any

6

other manner permitted under section 403(b) of the Code and the terms of the plan. If an EQUI-VEST® VantageSM contract is discontinued, if and as permitted under the plan, the participant may withdraw any portion of the account value attributable to the participant under the contract that is vested and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle or permit the contract holder to do so; (ii) directly roll over such amounts to another eligible retirement plan (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us. If the account value remains with us, such amounts will continue to be subject to withdrawal charges based upon the contract holder’s original withdrawal charge schedule.

An EQUI-VEST® VantageSM contract may be terminated only after all participation under the contract is terminated.

13.	THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER “FOR ALL SERIES ISSUED IN NEW YORK — FIXED MATURITY OPTIONS(1)” IN “CHARGES AND EXPENSES” IN THE PROSPECTUS:

Charges under EQUI-VEST® VantageSM Contracts

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional’s compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us. Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial professional provide and will not be unfairly discriminatory. For more information, please see “Variations in charges” in “Charges and expenses” in the prospectus.

Charge against the Separate Account

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0.50% to 0.90% of daily net assets attributable to all certificates under the group contract. Differences in this charge are due to variations in group characteristics which may include:

•	the factors on which the mortality and expense risks charge and administration charges are based,

•	the extent to which certain administrative functions in connection with the TSA contracts are to be performed by us or by the contract holder,

•	the total amount of Plan assets.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant’s certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® VantageSM contracts.

Charge for Third-Party Transfer or Rollover

We may deduct a charge for making a direct transfer or rollover of amounts from your certificate to a third party. A third party transfer is where you ask us to directly transfer or directly roll over funds from your certificate to an employer designated funding vehicle or any other permissible funding vehicle offered by another provider. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will never exceed 2% of the amount disbursed or transferred. This charge will also be imposed on each third-party transfer out of the contract’s forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant annuity accounts under the contract. Transfers are subject to any required employer approval. We will deduct this charge and any withdrawal charge that applies from your account value.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

7

Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Charge for optional enhanced death benefit

If you elect the optional enhanced death benefit, we deduct a charge annually from your account value on each anniversary of your participation date. The charge is equal to 0.15% of your account value on the participation date anniversary.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Withdrawal Charge For EQUI-VEST® VantageSM Contracts

A withdrawal charge will apply during either the first 5 contract years or the first 5 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to variations in group characteristics including the total amount of Plan assets. We will determine the period of and circumstances under which the withdrawal charge applies pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® VantageSM contracts.

If you participate in a contract where the withdrawal is on a contract year basis, rather than a participant year basis, a withdrawal charge will apply to amounts withdrawn from the contract during the first 5 contract years only if: (i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under the tax law; or (ii) the contract holder withdraws amounts from the contract and transfers or directly rolls over amounts to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal is on a participant year basis, rather than a contract year basis, a withdrawal charge will apply except when:

(1)	You withdraw no more than 10% of the vested account value each participation year under the contract.

(2)	You have reached age 55 and retired or have severed from employment with the employer.

(3)	The withdrawal is made to satisfy minimum distribution requirements.

(4)	You elect a withdrawal that qualifies as a hardship withdrawal under the Code.

(5)	You die and a death benefit is payable to the beneficiary.

(6)	The withdrawal is made to provide an annuity from the Company requested by the employer.

(7)

You qualify to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

Written notice of claim must be given to us during the your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Provided such proof is furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

(8)	We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(9)

You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

8

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

The withdrawal charge will apply if the condition as described in items 7 through 9 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed investment option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

The withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from your account value during the first four contract or participation years, as applicable and 5% of the amount withdrawn (or the defaulted loan amount) from your account value during the fifth contract or participation year, as applicable. The total of all withdrawal charges will never exceed 8% of all contributions made under your certificate during the first five contract or participation years, as applicable, that are permitted to be withdrawn.

Forfeited account value. If a portion of your account value is forfeited under the terms of the plan, a withdrawal charge will be assessed only against the vested contribution amounts. If the contract holder withdraws the forfeited amount from the contract, a withdrawal charge, if applicable, will be imposed at that time.

14.	THE FOLLOWING IS ADDED AS A NEW SECTION AFTER “DEATH BENEFIT” IN “PAYMENT OF DEATH BENEFIT” IN THE PROSPECTUS:

EQUI-VEST® VantageSM Death Benefit

The Equi-Vest® VantageSM contract provides a Death Benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, less any outstanding loan or the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balances (including any accrued, but unpaid, interest).

EQUI-VEST® VantageSM Enhanced Death Benefit

For an additional annual fee you may elect the enhanced death benefit.

If you elect the enhanced death benefit, the standard death benefit described above will not apply. You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST® VantageSM contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

The death benefit is equal to your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan) or the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value on that third participation date anniversary. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third contract date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your death benefit on the date you take the withdrawal.

9

How withdrawals affect the standard death benefit and the enhanced death benefit

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x ..40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000-$16,000).

15.	THE FIRST BULLET UNDER “TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAs) — CONTRIBUTIONS TO TSAs” IN “TAX INFORMATION” IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

•

Annual contributions made through the employer’s payroll, which may include your salary reduction contributions and employer contributions. Some employer contributions may be subject to forfeiture under an employer’s plan.

16.	THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FINAL PARAGRAPH UNDER “TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAs) — ROLLOVER CONTRIBUTIONS” IN “TAX INFORMATION” IN THE PROSPECTUS:

We separately account for rollover contributions to EQUI-VEST® VantageSM contracts.

17.	THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER “DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAs — EXCEPTIONS TO WITHDRAWAL RESTRICTIONS” IN “TAX INFORMATION” IN THE PROSPECTUS:

We separately account for rollover contributions to EQUI-VEST® VantageSM contracts.

10

Appendix I: Condensed financial information

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under the contract at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, 0.70% and 0.50%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST® VantageSM contracts

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.33	$105.90	$101.03	$108.74	$118.13	$112.24	$131.36
Number of units outstanding (000’s)	—	—	—	—	1	1	3	1	2	3
1290 VT Equity Income
Unit value	$113.13	$111.67	$130.28	$170.11	$183.20	$178.46	$199.82	$229.39	$200.74	$247.11
Number of units outstanding (000’s)	13	15	17	24	24	23	24	22	21	20
1290 VT GAMCO Mergers & Acquisitions
Unit value	$128.75	$129.31	$134.87	$148.34	$149.42	$151.95	$162.17	$170.65	$160.80	$173.10
Number of units outstanding (000’s)	3	4	5	6	6	7	7	6	6	6
1290 VT GAMCO Small Company Value
Unit value	$189.25	$180.99	$211.38	$291.41	$297.64	$278.15	$339.81	$390.96	$327.05	$399.80
Number of units outstanding (000’s)	37	54	67	92	103	114	125	131	140	148
1290 VT High Yield Bond
Unit value	—	—	—	$101.58	$102.59	$98.52	$109.09	$115.11	$111.54	$124.81
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	4
1290 VT Socially Responsible
Unit value	$81.53	$81.02	$93.73	$124.77	$140.48	$139.88	$152.42	$181.87	$172.35	$222.49
Number of units outstanding (000’s)	5	5	5	7	7	8	9	9	9	10
All Asset Growth-Alt 20
Unit value	$119.19	$113.99	$126.51	$143.08	$145.18	$138.18	$150.03	$172.32	$157.85	$186.30
Number of units outstanding (000’s)	2	4	7	10	12	12	13	17	18	16
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.50	$100.55	$99.57	$101.44	$103.84	$101.99	$110.25
Number of units outstanding (000’s)	—	—	—	—	6	11	18	18	21	25

I-1

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Moderate
Unit value	—	—	—	—	—	—	—	$105.40	$99.40	$113.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Multi-Sector Bond
Unit value	$96.10	$100.07	$104.45	$102.61	$104.11	$102.51	$104.57	$105.95	$104.46	$110.68
Number of units outstanding (000’s)	5	5	4	5	4	4	4	4	4	3
CharterSM Small Cap Growth
Unit value	$132.65	$110.84	$122.33	$179.16	$172.91	$161.00	$174.48	$215.03	$202.37	$266.82
Number of units outstanding (000’s)	4	5	5	5	5	5	5	5	4	5
CharterSM Small Cap Value
Unit value	$182.96	$164.97	$190.90	$270.01	$253.90	$218.57	$271.27	$299.20	$257.99	$318.68
Number of units outstanding (000’s)	13	12	11	13	12	11	10	10	9	9
EQ/400 Managed Volatility
Unit value	$106.26	$96.65	$111.55	$145.56	$156.94	$150.69	$178.74	$204.10	$177.44	$219.68
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1	2
EQ/500 Managed Volatility
Unit value	$103.35	$98.58	$112.17	$145.55	$162.40	$161.52	$177.72	$212.68	$197.98	$254.87
Number of units outstanding (000’s)	—	—	—	1	1	2	3	3	4	4
EQ/2000 Managed Volatility
Unit value	$105.10	$93.16	$106.58	$145.12	$149.64	$140.73	$168.09	$189.67	$165.56	$204.17
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	1	1
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.50	$119.15	$123.72	$121.85	$125.31	$140.21	$130.86	$150.17
Number of units outstanding (000’s)	—	—	—	1	2	3	4	4	3	4
EQ/AB Small Cap Growth
Unit value	$156.68	$154.27	$176.70	$241.96	$248.36	$238.96	$266.60	$324.11	$295.87	$374.73
Number of units outstanding (000’s)	4	4	4	5	4	4	4	4	4	5
EQ/Aggressive Allocation
Unit value	$135.74	$124.42	$140.78	$176.39	$183.05	$178.21	$192.13	$226.77	$205.14	$253.07
Number of units outstanding (000’s)	120	155	191	255	283	301	313	320	325	327

I-2

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Balanced Strategy
Unit value	—	—	$103.55	$116.64	$120.67	$118.82	$124.79	$135.86	$129.00	$147.89
Number of units outstanding (000’s)	—	—	1	3	4	6	8	8	8	8
EQ/BlackRock Basic Value Equity
Unit value	$171.74	$164.91	$185.71	$253.48	$275.57	$256.30	$299.63	$321.02	$292.62	$357.95
Number of units outstanding (000’s)	4	6	6	10	11	14	15	16	16	16
EQ/Capital Guardian Research
Unit value	$122.49	$126.25	$146.89	$191.81	$210.07	$212.16	$227.96	$283.38	$267.23	$351.90
Number of units outstanding (000’s)	23	16	14	14	14	14	14	13	12	12
EQ/ClearBridge Large Cap Growth
Unit value	$116.19	$108.38	$129.35	$178.27	$183.38	$184.04	$183.99	$229.00	$226.14	$295.83
Number of units outstanding (000’s)	11	17	20	29	33	34	34	28	26	24
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.15	$86.31	$97.68	$125.14	$136.04	$131.61	$147.59	$167.04	$148.86	$196.99
Number of units outstanding (000’s)	6	6	6	8	8	8	8	7	7	6
EQ/Common Stock Index
Unit value	$102.45	$102.06	$116.92	$153.49	$170.44	$168.82	$186.86	$223.09	$208.25	$268.76
Number of units outstanding (000’s)	13	13	11	50	47	45	44	41	38	37
EQ/Conservative Allocation
Unit value	$123.01	$124.22	$128.74	$133.12	$135.37	$133.82	$136.50	$141.97	$138.49	$149.92
Number of units outstanding (000’s)	24	31	37	46	56	58	58	54	52	50
EQ/Conservative Growth Strategy
Unit value	—	—	$102.93	$112.73	$115.97	$114.40	$119.00	$127.34	$122.09	$137.19
Number of units outstanding (000’s)	—	—	1	1	1	2	2	2	2	3
EQ/Conservative Strategy
Unit value	—	—	$101.61	$105.11	$106.87	$105.73	$107.74	$111.34	$108.79	$117.45
Number of units outstanding (000’s)	—	—	1	1	2	1	2	2	2	2
EQ/Conservative-Plus Allocation
Unit value	$125.60	$123.59	$131.51	$143.67	$146.88	$144.61	$150.09	$161.86	$154.55	$173.81
Number of units outstanding (000’s)	50	65	79	96	103	113	117	122	127	129

I-3

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Core Bond Index
Unit value	$116.78	$121.28	$123.99	$120.91	$122.72	$122.14	$122.72	$123.39	$122.58	$129.09
Number of units outstanding (000’s)	16	17	22	26	31	35	39	42	45	49
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.70	$90.88	$73.72	$80.15	$106.44	$89.40	$104.64
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	3	4
EQ/Equity 500 Index
Unit value	$112.13	$112.80	$128.81	$167.88	$187.96	$187.73	$206.94	$248.24	$233.85	$302.85
Number of units outstanding (000’s)	14	14	15	29	32	36	41	45	50	53
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$217.39	$282.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	61	63
EQ/Franklin Balanced Managed Volatility
Unit value	$101.84	$101.01	$111.34	$126.42	$133.05	$127.85	$139.94	$152.57	$144.68	$167.13
Number of units outstanding (000’s)	12	12	11	14	16	20	19	19	17	17
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$101.33	$90.80	$105.13	$142.40	$144.12	$133.49	$165.18	$182.90	$157.98	$196.47
Number of units outstanding (000’s)	3	3	2	3	3	3	2	2	2	2
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.12	$78.72	$89.49	$109.34	$114.29	$110.08	$119.46	$136.09	$123.18	$149.17
Number of units outstanding (000’s)	8	9	10	12	13	15	15	13	15	14
EQ/Global Bond PLUS
Unit value	$121.72	$125.93	$129.44	$125.05	$125.03	$119.19	$118.92	$123.33	$120.23	$126.55
Number of units outstanding (000’s)	12	19	23	24	25	25	27	26	28	27
EQ/Global Equity Managed Volatility
Unit value	$342.45	$297.57	$344.97	$411.47	$414.64	$403.82	$418.11	$522.43	$454.75	$564.54
Number of units outstanding (000’s)	4	3	2	6	6	6	5	5	5	5
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$168.67	$218.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	4

I-4

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Intermediate Government Bond
Unit value	$144.85	$151.15	$151.25	$147.43	$148.34	$147.64	$146.97	$146.15	$146.03	$150.75
Number of units outstanding (000’s)	2	2	2	2	1	1	2	2	2	3
EQ/International Core Managed Volatility
Unit value	$126.25	$103.93	$119.79	$139.51	$129.63	$122.89	$122.05	$152.77	$128.85	$156.35
Number of units outstanding (000’s)	23	28	30	33	46	49	52	53	58	55
EQ/International Equity Index
Unit value	$105.51	$91.81	$105.78	$127.34	$117.49	$113.94	$115.40	$140.92	$118.46	$143.39
Number of units outstanding (000’s)	12	12	11	19	19	19	19	19	21	22
EQ/International Managed Volatility
Unit value	$104.38	$86.84	$100.34	$120.42	$111.65	$107.98	$106.89	$131.61	$111.58	$134.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$134.27	$111.55	$129.86	$153.56	$141.26	$135.56	$135.34	$165.48	$136.94	$166.45
Number of units outstanding (000’s)	49	44	46	52	51	50	50	48	48	46
EQ/Invesco Comstock
Unit value	$105.39	$102.37	$120.13	$160.76	$173.52	$161.31	$187.63	$219.38	$190.45	$235.89
Number of units outstanding (000’s)	4	4	5	8	24	28	27	27	26	28
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$152.23	$184.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	7
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$131.36	$166.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	7	8
EQ/Janus Enterprise
Unit value	$173.65	$158.84	$171.19	$235.04	$231.27	$216.60	$205.36	$260.30	$253.33	$342.58
Number of units outstanding (000’s)	27	45	60	67	69	71	72	71	76	77
EQ/JPMorgan Value Opportunities
Unit value	$111.64	$104.85	$120.58	$162.26	$183.92	$178.11	$214.51	$250.25	$209.79	$265.14
Number of units outstanding (000’s)	1	1	1	1	1	1	2	4	5	6

I-5

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Core Managed Volatility
Unit value	$96.54	$91.62	$104.40	$136.11	$150.56	$149.76	$163.00	$197.00	$182.67	$235.27
Number of units outstanding (000’s)	5	5	5	5	6	6	7	6	6	6
EQ/Large Cap Growth Index
Unit value	$78.93	$80.07	$91.03	$119.52	$132.94	$138.15	$145.60	$186.46	$180.59	$242.21
Number of units outstanding (000’s)	14	18	23	27	34	44	55	62	70	81
EQ/Large Cap Growth Managed Volatility
Unit value	$99.88	$95.36	$107.48	$144.21	$158.75	$163.67	$171.14	$219.16	$210.72	$279.23
Number of units outstanding (000’s)	5	5	4	6	24	24	23	22	21	20
EQ/Large Cap Value Index
Unit value	$60.50	$59.76	$69.05	$90.04	$100.49	$95.17	$109.86	$123.03	$111.08	$138.29
Number of units outstanding (000’s)	6	19	20	32	38	43	48	52	58	67
EQ/Large Cap Value Managed Volatility
Unit value	$104.20	$98.03	$112.55	$147.76	$164.33	$156.31	$178.64	$201.57	$179.93	$223.66
Number of units outstanding (000’s)	17	16	15	31	30	29	28	26	26	25
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$100.33	$118.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	97	103
EQ/Loomis Sayles Growth
Unit value	$128.52	$131.03	$146.18	$184.38	$197.01	$217.73	$230.48	$307.42	$295.55	$384.67
Number of units outstanding (000’s)	5	7	8	8	8	8	14	16	16	17
EQ/MFS International Growth
Unit value	$151.63	$134.16	$159.14	$179.23	$168.73	$167.54	$169.32	$221.59	$199.01	$250.95
Number of units outstanding (000’s)	16	25	34	40	39	41	46	52	58	63
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$192.22	$239.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	75	77
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$170.28	$230.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	40

I-6

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$321.63	$432.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	14	16
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$184.02	$227.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	35	37
EQ/Mid Cap Index
Unit value	$119.83	$115.90	$134.47	$176.67	$190.82	$183.70	$218.30	$249.83	$218.63	$271.64
Number of units outstanding (000’s)	54	55	57	73	85	98	114	129	141	153
EQ/Mid Cap Value Managed Volatility
Unit value	$170.75	$153.26	$180.17	$237.61	$261.07	$249.56	$291.03	$323.96	$278.34	$349.17
Number of units outstanding (000’s)	8	7	6	12	12	11	11	10	10	10
EQ/Moderate Allocation
Unit value	$142.39	$137.73	$148.50	$166.46	$169.97	$166.95	$174.31	$191.83	$181.03	$207.28
Number of units outstanding (000’s)	33	41	42	78	75	77	76	72	72	70
EQ/Moderate Growth Strategy
Unit value	—	—	$104.17	$120.66	$125.56	$123.45	$130.96	$145.10	$136.41	$159.49
Number of units outstanding (000’s)	—	—	1	3	7	11	13	15	17	21
EQ/Moderate-Plus Allocation
Unit value	$136.66	$128.72	$142.26	$168.88	$173.67	$169.88	$180.59	$205.63	$189.84	$225.74
Number of units outstanding (000’s)	246	297	342	393	417	425	434	433	431	427
EQ/Money Market
Unit value	$123.68	$122.57	$121.47	$120.37	$119.29	$118.22	$117.16	$116.57	$116.98	$117.69
Number of units outstanding (000’s)	1	1	1	2	2	2	2	2	3	2
EQ/Oppenheimer Global
Unit value	$107.16	$97.04	$115.76	$144.92	$146.19	$149.48	$148.20	$199.18	$170.80	$221.88
Number of units outstanding (000’s)	6	8	9	15	17	19	19	20	23	25
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.99	$97.27	$94.11	$102.89	$104.93	$102.57	$109.94
Number of units outstanding (000’s)	—	—	—	1	5	11	17	20	24	25

I-7

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/PIMCO Ultra Short Bond
Unit value	$111.38	$110.17	$110.81	$109.90	$108.82	$107.54	$108.70	$109.76	$109.81	$111.59
Number of units outstanding (000’s)	28	27	28	32	33	33	32	30	31	31
EQ/Quality Bond PLUS
Unit value	$147.22	$147.68	$150.23	$145.48	$148.36	$147.35	$147.75	$148.46	$147.29	$154.19
Number of units outstanding (000’s)	4	4	4	4	3	2	2	2	2	2
EQ/Small Company Index
Unit value	$164.72	$156.72	$179.44	$244.43	$253.98	$240.19	$286.90	$324.16	$284.89	$353.51
Number of units outstanding (000’s)	26	25	26	31	33	34	37	39	42	47
EQ/T. Rowe Price Growth Stock
Unit value	$108.29	$105.23	$124.02	$169.52	$182.51	$199.36	$200.22	$264.63	$258.00	$335.19
Number of units outstanding (000’s)	27	45	62	71	72	80	84	88	95	102
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.15	$80.10	$94.73	$119.17	$119.40	$115.20	$120.19	$144.46	$125.67	$150.63
Number of units outstanding (000’s)	7	8	8	11	12	14	14	13	13	12
EQ/UBS Growth and Income
Unit value	$117.08	$112.75	$126.12	$169.40	$192.12	$187.67	$204.86	$246.23	$211.26	$286.41
Number of units outstanding (000’s)	2	2	2	3	4	7	8	9	9	10
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$75.96	$76.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	18
Invesco V.I. High Yield Fund
Unit value	—	$95.26	$110.41	$116.82	$117.60	$112.62	$123.69	$130.08	$124.26	$139.35
Number of units outstanding (000’s)	—	—	3	4	6	7	9	10	11	13
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.48	$96.81	$106.12	$135.10	$139.47	$132.30	$148.37	$168.58	$147.68	$182.99
Number of units outstanding (000’s)	—	—	—	2	2	2	2	2	2	2
Invesco V.I. Small Cap Equity Fund
Unit value	$108.80	$106.77	$120.25	$163.36	$165.27	$154.38	$171.10	$192.84	$161.91	$202.69
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1

I-8

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Ivy VIP High Income
Unit value	$106.38	$110.97	$130.46	$142.86	$144.28	$133.68	$153.92	$162.73	$157.84	$173.93
Number of units outstanding (000’s)	—	4	18	35	52	66	78	87	99	107
Ivy VIP Small Cap Growth
Unit value	$112.82	$99.95	$104.16	$147.99	$148.99	$150.43	$153.43	$187.20	$177.87	$217.46
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
MFS® Investors Trust Series
Unit value	$102.09	$98.72	$116.26	$151.78	$166.52	$164.95	$177.06	$215.88	$201.71	$262.36
Number of units outstanding (000’s)	—	—	—	—	—	—	1	—	1	1
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$191.84	$201.23	$255.46	$254.61	$352.20
Number of units outstanding (000’s)	—	—	—	—	—	3	4	4	4	7
Multimanager Aggressive Equity
Unit value	$74.76	$69.43	$78.58	$106.80	$117.13	$120.71	$123.74	$159.85	$158.07	$208.89
Number of units outstanding (000’s)	5	5	3	16	16	15	15	14	13	12
Multimanager Core Bond
Unit value	$142.14	$149.04	$155.78	$150.75	$154.99	$153.79	$156.43	$159.68	$157.61	$167.72
Number of units outstanding (000’s)	10	13	16	16	17	18	19	19	20	21
Multimanager Mid Cap Growth
Unit value	$122.48	$111.81	$127.92	$177.69	$184.65	$180.20	$190.69	$239.36	$223.50	$294.49
Number of units outstanding (000’s)	6	6	7	10	10	11	11	12	12	11
Multimanager Mid Cap Value
Unit value	$158.75	$136.35	$155.14	$208.47	$217.62	$203.69	$240.37	$260.30	$225.07	$278.73
Number of units outstanding (000’s)	7	8	9	11	11	10	10	10	11	11
Multimanager Technology
Unit value	$122.00	$115.08	$129.35	$173.81	$195.59	$206.03	$222.44	$306.69	$310.88	$424.76
Number of units outstanding (000’s)	10	10	12	12	13	14	15	15	16	17
Target 2015 Allocation
Unit value	$103.90	$100.06	$109.93	$124.27	$126.80	$123.26	$129.03	$142.33	$134.97	$153.81
Number of units outstanding (000’s)	14	14	16	18	15	17	17	12	7	7

I-9

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.90%. Unit values and number of units outstanding for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$101.54	$96.70	$108.15	$127.64	$131.59	$127.75	$135.99	$155.55	$144.67	$171.15
Number of units outstanding (000’s)	15	19	22	29	31	36	36	36	35	35
Target 2035 Allocation
Unit value	$100.20	$94.68	$107.07	$129.72	$134.33	$130.41	$139.61	$162.94	$149.89	$181.70
Number of units outstanding (000’s)	11	13	15	19	22	24	26	28	31	36
Target 2045 Allocation
Unit value	$98.09	$91.83	$105.04	$130.35	$135.35	$131.15	$141.26	$167.57	$152.79	$188.27
Number of units outstanding (000’s)	7	9	11	13	16	19	21	23	27	31
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.72	$99.53	$120.13	$108.59	$136.45
Number of units outstanding (000’s)	—	—	—	—	—	—	2	5	9	12
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.18	$84.99	$92.90	$74.25	$48.84	$69.41	$67.43	$47.83	$52.87
Number of units outstanding (000’s)	—	2	6	10	13	17	21	23	25	28

I-10

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.46	$106.25	$101.57	$109.55	$119.24	$113.53	$133.13
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT Equity Income
Unit value	$114.56	$113.30	$132.46	$173.30	$187.01	$182.54	$204.80	$235.58	$206.58	$254.80
Number of units outstanding (000’s)	2	1	1	1	1	1	1	2	2	3
1290 VT GAMCO Mergers & Acquisitions
Unit value	$130.22	$131.06	$136.97	$150.95	$152.35	$155.25	$166.03	$175.06	$165.29	$178.29
Number of units outstanding (000’s)	1	1	—	1	1	—	—	1	—	—
1290 VT GAMCO Small Company Value
Unit value	$191.63	$183.65	$214.91	$296.87	$303.84	$284.51	$348.27	$401.51	$336.56	$412.25
Number of units outstanding (000’s)	5	6	7	8	8	8	7	11	12	14
1290 VT High Yield Bond
Unit value	—	—	—	$101.71	$102.93	$99.05	$109.89	$116.19	$112.81	$126.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
1290 VT Socially Responsible
Unit value	$83.42	$83.06	$96.29	$128.44	$144.90	$144.57	$157.85	$188.73	$179.21	$231.82
Number of units outstanding (000’s)	3	3	2	2	2	2	2	2	1	1
All Asset Growth-Alt 20
Unit value	$119.50	$114.52	$127.35	$144.32	$146.74	$139.95	$152.26	$175.23	$160.84	$190.21
Number of units outstanding (000’s)	—	—	—	—	—	—	—	2	2	2
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.62	$100.88	$100.10	$102.19	$104.81	$103.15	$111.73
Number of units outstanding (000’s)	—	—	—	—	—	1	1	5	5	6
CharterSM Moderate
Unit value	—	—	—	—	—	—	—	$105.54	$99.73	$113.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Multi-Sector Bond
Unit value	$114.04	$118.98	$124.44	$122.49	$124.54	$122.88	$125.60	$127.51	$125.97	$133.74
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Small Cap Growth
Unit value	$134.32	$112.47	$124.38	$182.52	$176.51	$164.68	$178.83	$220.83	$208.25	$275.13
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	—
CharterSM Small Cap Value
Unit value	$187.20	$169.13	$196.11	$277.93	$261.89	$225.90	$280.92	$310.48	$268.26	$332.03
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/400 Managed Volatility
Unit value	$106.41	$96.98	$112.15	$146.65	$158.44	$152.43	$181.16	$207.29	$180.57	$224.01
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

I-11

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/500 Managed Volatility
Unit value	$103.49	$98.92	$112.78	$146.64	$163.94	$163.38	$180.13	$216.00	$201.48	$259.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/2000 Managed Volatility
Unit value	$105.25	$93.48	$107.16	$146.20	$151.06	$142.35	$170.38	$192.63	$168.48	$208.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.63	$119.54	$124.38	$122.75	$126.49	$141.81	$132.62	$152.50
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$190.00	$187.45	$215.14	$295.19	$303.60	$292.71	$327.22	$398.60	$364.61	$462.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Aggressive Allocation
Unit value	$137.73	$126.51	$143.43	$180.07	$187.24	$182.67	$197.33	$233.37	$211.53	$261.49
Number of units outstanding (000’s)	5	6	8	7	9	9	8	9	9	10
EQ/Balanced Strategy
Unit value	—	—	$103.68	$117.03	$121.32	$119.69	$125.96	$137.41	$130.74	$150.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
EQ/BlackRock Basic Value Equity
Unit value	$180.26	$173.44	$195.71	$267.66	$291.58	$271.73	$318.31	$341.72	$312.13	$382.57
Number of units outstanding (000’s)	6	7	9	9	9	9	8	9	8	10
EQ/Capital Guardian Research
Unit value	$125.33	$129.43	$150.90	$197.44	$216.67	$219.27	$236.07	$294.05	$277.86	$366.64
Number of units outstanding (000’s)	2	2	2	2	2	2	2	2	2	2
EQ/ClearBridge Large Cap Growth
Unit value	$118.88	$111.11	$132.88	$183.51	$189.14	$190.20	$190.54	$237.63	$235.14	$308.21
Number of units outstanding (000’s)	4	5	6	6	6	6	5	6	5	6
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.95	$87.24	$98.93	$127.00	$138.34	$134.10	$150.69	$170.89	$152.60	$202.35
Number of units outstanding (000’s)	1	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	$89.43	$89.27	$102.47	$134.79	$149.98	$148.85	$165.09	$197.50	$184.73	$238.90
Number of units outstanding (000’s)	8	9	—	—	—	—	—	—	—	—
EQ/Conservative Allocation
Unit value	$124.82	$126.30	$131.16	$135.89	$138.47	$137.17	$140.19	$146.11	$142.81	$154.91
Number of units outstanding (000’s)	1	1	1	2	1	2	2	3	3	3
EQ/Conservative Growth Strategy
Unit value	—	—	$103.06	$113.10	$116.59	$115.24	$120.12	$128.79	$123.73	$139.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

I-12

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Conservative Strategy
Unit value	—	—	$101.74	$105.46	$107.44	$106.51	$108.76	$112.61	$110.25	$119.27
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative-Plus Allocation
Unit value	$127.45	$125.66	$133.98	$146.67	$150.24	$148.22	$154.15	$166.58	$159.37	$179.59
Number of units outstanding (000’s)	2	3	3	4	4	4	3	6	6	6
EQ/Core Bond Index
Unit value	$118.93	$123.77	$126.78	$123.89	$125.99	$125.66	$126.50	$127.45	$126.87	$133.87
Number of units outstanding (000’s)	7	8	3	3	3	3	3	6	6	6
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.82	$91.19	$74.11	$80.74	$107.44	$90.42	$106.05
Number of units outstanding (000’s)	—	—	—	—	—	—	1	3	3	2
EQ/Equity 500 Index
Unit value	$96.96	$97.74	$111.83	$146.05	$163.85	$163.98	$181.12	$217.71	$205.50	$266.67
Number of units outstanding (000’s)	24	30	—	—	—	—	—	—	—	—
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$221.06	$287.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	4	4
EQ/Franklin Balanced Managed Volatility
Unit value	$102.73	$102.10	$112.76	$128.29	$135.30	$130.27	$142.87	$156.08	$148.32	$171.67
Number of units outstanding (000’s)	2	2	2	2	2	1	1	1	1	1
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$102.22	$91.78	$106.47	$144.51	$146.55	$136.01	$168.64	$187.12	$161.95	$201.81
Number of units outstanding (000’s)	—	—	—	—	1	—	—	—	—	—
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.73	$79.45	$90.51	$110.81	$116.06	$112.01	$121.80	$139.03	$126.10	$153.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
EQ/Global Bond PLUS
Unit value	$123.01	$127.52	$131.34	$127.15	$127.38	$121.67	$121.64	$126.41	$123.48	$130.23
Number of units outstanding (000’s)	2	3	3	3	3	2	2	2	2	3
EQ/Global Equity Managed Volatility
Unit value	$296.06	$257.78	$299.45	$357.89	$361.38	$352.65	$365.87	$458.08	$399.54	$497.01
Number of units outstanding (000’s)	7	6	6	6	6	6	5	5	5	4
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$171.65	$222.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Intermediate Government Bond
Unit value	$145.42	$152.05	$152.46	$148.91	$150.13	$149.72	$149.34	$148.81	$148.99	$154.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

I-13

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Core Managed Volatility
Unit value	$129.17	$106.55	$123.06	$143.61	$133.71	$127.01	$126.39	$158.53	$133.97	$162.90
Number of units outstanding (000’s)	3	3	4	3	5	5	3	3	3	4
EQ/International Equity Index
Unit value	$104.17	$90.83	$104.86	$126.48	$116.93	$113.63	$115.31	$141.10	$118.85	$144.16
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Managed Volatility
Unit value	$104.53	$87.14	$100.88	$121.32	$112.71	$109.23	$108.34	$133.67	$113.55	$136.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$137.38	$114.36	$133.40	$158.07	$145.70	$140.10	$140.16	$171.71	$142.39	$173.42
Number of units outstanding (000’s)	28	31	4	5	5	5	4	4	4	3
EQ/Invesco Comstock
Unit value	$106.60	$103.75	$122.00	$163.59	$176.93	$164.81	$192.09	$225.05	$195.77	$242.96
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$154.92	$188.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$133.69	$170.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Janus Enterprise
Unit value	$175.64	$160.99	$173.86	$239.18	$235.82	$221.30	$210.24	$267.02	$260.40	$352.85
Number of units outstanding (000’s)	2	4	3	4	4	4	3	5	4	6
EQ/JPMorgan Value Opportunities
Unit value	$115.75	$108.93	$125.53	$169.26	$192.24	$186.53	$225.11	$263.14	$221.05	$279.93
Number of units outstanding (000’s)	1	—	1	—	1	1	1	1	1	3
EQ/Large Cap Core Managed Volatility
Unit value	$98.78	$93.93	$107.25	$140.10	$155.29	$154.78	$168.80	$204.42	$189.94	$245.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Large Cap Growth Index
Unit value	$80.76	$82.09	$93.51	$123.03	$137.12	$142.78	$150.78	$193.48	$187.78	$252.35
Number of units outstanding (000’s)	1	2	2	2	3	3	2	3	3	4
EQ/Large Cap Growth Managed Volatility
Unit value	$114.39	$109.43	$123.60	$166.16	$183.29	$189.35	$198.39	$254.56	$245.25	$325.65
Number of units outstanding (000’s)	3	3	4	4	13	12	10	9	8	9
EQ/Large Cap Value Index
Unit value	$61.14	$60.51	$70.06	$91.55	$102.38	$97.16	$112.37	$126.10	$114.08	$142.31
Number of units outstanding (000’s)	—	1	1	2	2	2	2	2	3	2

I-14

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Value Managed Volatility
Unit value	$106.61	$100.50	$115.62	$152.09	$169.50	$161.55	$185.00	$209.17	$187.08	$233.03
Number of units outstanding (000’s)	21	22	—	—	—	—	—	—	—	—
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$102.03	$120.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	10	14
EQ/Loomis Sayles Growth
Unit value	$130.14	$132.95	$148.63	$187.84	$201.11	$222.71	$236.22	$315.71	$304.14	$396.65
Number of units outstanding (000’s)	1	1	1	1	1	1	2	2	1	2
EQ/MFS International Growth
Unit value	$153.37	$135.98	$161.62	$182.39	$172.04	$171.18	$173.34	$227.31	$204.57	$258.48
Number of units outstanding (000’s)	2	3	3	4	3	3	2	4	3	2
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$195.47	$244.35
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	12	19
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$172.92	$234.08
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	8	10
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$327.07	$441.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	4
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$187.13	$231.71
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	3
EQ/Mid Cap Index
Unit value	$122.35	$118.58	$137.85	$181.48	$196.41	$189.46	$225.60	$258.71	$226.85	$282.43
Number of units outstanding (000’s)	30	33	7	9	9	9	8	9	9	11
EQ/Mid Cap Value Managed Volatility
Unit value	$141.49	$127.25	$149.90	$198.08	$218.08	$208.89	$244.09	$272.25	$234.39	$294.63
Number of units outstanding (000’s)	6	6	6	6	6	6	5	4	4	5
EQ/Moderate Allocation
Unit value	$130.91	$126.88	$137.08	$153.97	$157.53	$155.04	$162.21	$178.87	$169.14	$194.05
Number of units outstanding (000’s)	18	19	—	—	—	—	—	—	—	—
EQ/Moderate Growth Strategy
Unit value	—	—	$104.30	$121.06	$126.23	$124.35	$132.19	$146.75	$138.24	$161.96
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
EQ/Moderate-Plus Allocation
Unit value	$138.67	$130.88	$144.93	$172.40	$177.64	$174.12	$185.48	$211.61	$195.76	$233.25
Number of units outstanding (000’s)	8	11	13	17	17	15	15	24	23	24

I-15

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Money Market
Unit value	$121.41	$120.57	$119.72	$118.88	$118.05	$117.22	$116.41	$116.05	$116.71	$117.65
Number of units outstanding (000’s)	2	2	—	—	—	—	—	—	—	—
EQ/Oppenheimer Global
Unit value	$108.09	$98.09	$117.24	$147.07	$148.66	$152.31	$151.31	$203.77	$175.09	$227.91
Number of units outstanding (000’s)	1	3	3	2	2	2	2	2	4	4
EQ/PIMCO Global Real Return
Unit value	—	—	—	$91.11	$97.59	$94.62	$103.65	$105.92	$103.74	$111.43
Number of units outstanding (000’s)	—	—	—	—	—	1	1	6	10	14
EQ/PIMCO Ultra Short Bond
Unit value	$112.66	$111.66	$112.53	$111.84	$110.96	$109.88	$111.28	$112.59	$112.87	$114.94
Number of units outstanding (000’s)	5	5	6	6	6	6	5	5	4	4
EQ/Quality Bond PLUS
Unit value	$149.06	$149.82	$152.73	$148.19	$151.42	$150.70	$151.41	$152.44	$151.55	$158.97
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Small Company Index
Unit value	$167.76	$159.93	$183.49	$250.45	$260.75	$247.10	$295.75	$334.82	$294.86	$366.62
Number of units outstanding (000’s)	23	24	4	4	4	4	4	3	3	3
EQ/T. Rowe Price Growth Stock
Unit value	$109.66	$106.77	$126.10	$172.70	$186.31	$203.92	$205.21	$271.77	$265.49	$345.63
Number of units outstanding (000’s)	16	18	4	4	6	5	5	10	11	15
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.92	$80.96	$95.94	$120.94	$121.41	$117.38	$122.71	$147.79	$128.83	$154.72
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/UBS Growth and Income
Unit value	$118.55	$114.40	$128.23	$172.57	$196.12	$191.97	$209.97	$252.87	$217.40	$295.33
Number of units outstanding (000’s)	—	—	—	—	2	3	—	—	—	—
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$77.25	$77.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	2	2
Invesco V.I. High Yield Fund
Unit value	—	$95.38	$110.78	$117.44	$118.47	$113.67	$125.10	$131.83	$126.19	$141.80
Number of units outstanding (000’s)	—	—	—	—	1	1	—	3	3	3
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.63	$97.14	$106.70	$136.11	$140.79	$133.82	$150.38	$171.21	$150.29	$186.60
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Unit value	$108.96	$107.13	$120.91	$164.58	$166.84	$156.16	$173.43	$195.85	$164.77	$206.69
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

I-16

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Ivy VIP High Income
Unit value	$106.45	$111.26	$131.08	$143.83	$145.54	$135.12	$155.89	$165.14	$160.51	$177.23
Number of units outstanding (000’s)	—	—	1	2	2	2	2	11	12	14
Ivy VIP Small Cap Growth
Unit value	$112.98	$100.29	$104.73	$149.09	$150.41	$152.17	$155.51	$190.12	$181.02	$221.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series
Unit value	$102.23	$99.06	$116.89	$152.91	$168.10	$166.85	$179.46	$219.25	$205.28	$267.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$193.91	$203.81	$259.26	$258.92	$358.88
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Aggressive Equity
Unit value	$80.69	$75.09	$85.16	$115.97	$127.44	$131.60	$135.17	$174.97	$173.37	$229.58
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Core Bond
Unit value	$144.74	$152.07	$159.27	$154.43	$159.10	$158.19	$161.23	$164.91	$163.10	$173.92
Number of units outstanding (000’s)	1	1	2	2	3	2	2	2	2	2
Multimanager Mid Cap Growth
Unit value	$124.72	$114.08	$130.78	$182.04	$189.55	$185.36	$196.54	$247.20	$231.29	$305.37
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
Multimanager Mid Cap Value
Unit value	$161.66	$139.12	$158.62	$213.57	$223.40	$209.52	$247.75	$268.83	$232.91	$289.03
Number of units outstanding (000’s)	1	1	—	—	1	1	—	1	1	—
Multimanager Technology
Unit value	$124.23	$117.42	$132.25	$178.07	$200.78	$211.92	$229.26	$316.73	$321.71	$440.44
Number of units outstanding (000’s)	3	3	7	1	1	2	1	2	4	1
Target 2015 Allocation
Unit value	$104.80	$101.14	$111.34	$126.12	$128.94	$125.59	$131.74	$145.61	$138.36	$157.99
Number of units outstanding (000’s)	1	1	1	—	—	—	—	—	—	—
Target 2025 Allocation
Unit value	$102.43	$97.74	$109.53	$129.54	$133.82	$130.17	$138.85	$159.13	$148.30	$175.80
Number of units outstanding (000’s)	3	3	4	4	3	3	3	5	4	4
Target 2035 Allocation
Unit value	$101.07	$95.70	$108.44	$131.65	$136.60	$132.89	$142.55	$166.70	$153.65	$186.64
Number of units outstanding (000’s)	1	2	1	2	2	2	1	2	3	2
Target 2045 Allocation
Unit value	$98.94	$92.82	$106.39	$132.29	$137.64	$133.63	$144.23	$171.43	$156.63	$193.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1

I-17

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.83	$99.86	$120.77	$109.39	$137.73
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.28	$85.27	$93.39	$74.80	$49.30	$70.20	$68.34	$48.57	$53.80
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1

I-18

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.60	$106.60	$102.12	$110.35	$120.36	$114.83	$134.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
1290 VT Equity Income
Unit value	$116.00	$114.96	$134.67	$176.55	$190.90	$186.71	$209.90	$241.94	$212.58	$262.74
Number of units outstanding (000’s)	1	1	2	6	12	16	19	25	27	28
1290 VT GAMCO Mergers & Acquisitions
Unit value	$131.72	$132.83	$139.10	$153.61	$155.35	$158.62	$169.97	$179.58	$169.90	$183.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT GAMCO Small Company Value
Unit value	$194.05	$186.34	$218.50	$302.44	$310.16	$291.02	$356.95	$412.34	$346.34	$425.09
Number of units outstanding (000’s)	2	2	2	3	4	5	8	11	15	20
1290 VT High Yield Bond
Unit value	—	—	—	$101.84	$103.27	$99.58	$110.70	$117.28	$114.11	$128.20
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
1290 VT Socially Responsible
Unit value	$75.42	$75.24	$87.40	$116.81	$132.05	$132.02	$144.44	$173.04	$164.64	$213.40
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	2	1
All Asset Growth-Alt 20
Unit value	$119.82	$115.06	$128.21	$145.58	$148.32	$141.73	$154.51	$178.18	$163.89	$194.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	2	2	2
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.75	$101.22	$100.64	$102.94	$105.80	$104.33	$113.24
Number of units outstanding (000’s)	—	—	—	1	6	10	14	14	16	18
CharterSM Moderate
Unit value	—	—	—	—	—	—	—	$105.68	$100.07	$114.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
CharterSM Multi-Sector Bond
Unit value	$121.72	$127.26	$133.36	$131.54	$134.01	$132.49	$135.69	$138.03	$136.65	$145.36
Number of units outstanding (000’s)	1	1	2	2	3	4	4	5	4	5
CharterSM Small Cap Growth
Unit value	$136.02	$114.12	$126.46	$185.94	$180.19	$168.45	$183.29	$226.80	$214.31	$283.70
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
CharterSM Small Cap Value
Unit value	$180.17	$163.11	$189.51	$269.12	$254.09	$219.62	$273.66	$303.06	$262.38	$325.41
Number of units outstanding (000’s)	1	—	1	1	1	1	1	1	1	1
EQ/400 Managed Volatility
Unit value	$106.56	$97.31	$112.76	$147.75	$159.94	$154.19	$183.62	$210.52	$183.77	$228.43
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

I-19

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/500 Managed Volatility
Unit value	$103.64	$99.26	$113.40	$147.73	$165.50	$165.27	$182.57	$219.37	$205.04	$265.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	2
EQ/2000 Managed Volatility
Unit value	$105.39	$93.80	$107.75	$147.29	$152.50	$144.00	$172.69	$195.64	$171.46	$212.31
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	2
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.76	$119.94	$125.04	$123.65	$127.68	$143.43	$134.41	$154.86
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$115.09	$113.78	$130.85	$179.90	$185.40	$179.11	$200.63	$244.89	$224.46	$285.43
Number of units outstanding (000’s)	—	1	1	4	8	12	14	19	21	24
EQ/Aggressive Allocation
Unit value	$139.76	$128.63	$146.13	$183.82	$191.54	$187.23	$202.67	$240.17	$218.14	$270.19
Number of units outstanding (000’s)	2	2	3	2	3	6	14	30	34	46
EQ/Balanced Strategy
Unit value	—	—	$103.82	$117.41	$121.96	$120.58	$127.15	$138.98	$132.50	$152.52
Number of units outstanding (000’s)	—	—	—	—	—	5	10	22	25	33
EQ/BlackRock Basic Value Equity
Unit value	$144.66	$139.47	$157.69	$216.10	$235.89	$220.27	$258.55	$278.13	$254.55	$312.63
Number of units outstanding (000’s)	—	—	2	3	7	9	11	14	15	16
EQ/Capital Guardian Research
Unit value	$114.78	$118.78	$138.75	$181.92	$200.03	$202.84	$218.83	$273.12	$258.60	$341.92
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/ClearBridge Large Cap Growth
Unit value	$117.54	$110.09	$131.92	$182.55	$188.54	$189.97	$190.69	$238.30	$236.28	$310.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$92.75	$88.18	$100.20	$128.88	$140.68	$136.64	$153.85	$174.82	$156.43	$207.85
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	$86.63	$86.56	$99.55	$131.22	$146.30	$145.49	$161.69	$193.82	$181.66	$235.39
Number of units outstanding (000’s)	—	—	—	—	1	1	2	3	4	4
EQ/Conservative Allocation
Unit value	$126.66	$128.42	$133.63	$138.73	$141.64	$140.60	$143.99	$150.36	$147.27	$160.07
Number of units outstanding (000’s)	—	—	2	4	4	5	6	9	9	10
EQ/Conservative Growth Strategy
Unit value	—	—	$103.19	$113.48	$117.21	$116.09	$121.24	$130.26	$125.40	$141.48
Number of units outstanding (000’s)	—	—	—	—	—	1	3	6	7	13

I-20

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Conservative Strategy
Unit value	—	—	$101.87	$105.81	$108.02	$107.30	$109.78	$113.89	$111.74	$121.13
Number of units outstanding (000’s)	—	—	—	—	—	2	6	11	12	13
EQ/Conservative-Plus Allocation
Unit value	$129.33	$127.77	$136.50	$149.73	$153.69	$151.92	$158.32	$171.43	$164.35	$185.57
Number of units outstanding (000’s)	—	—	1	7	11	20	23	24	23	27
EQ/Core Bond Index
Unit value	$121.12	$126.30	$129.64	$126.94	$129.36	$129.27	$130.40	$131.65	$131.31	$138.84
Number of units outstanding (000’s)	—	—	2	4	5	5	5	8	7	7
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.95	$91.49	$74.51	$81.33	$108.45	$91.45	$107.48
Number of units outstanding (000’s)	—	—	—	—	—	—	—	3	2	3
EQ/Equity 500 Index
Unit value	$95.91	$96.88	$111.07	$145.35	$163.39	$163.85	$181.35	$218.41	$206.59	$268.62
Number of units outstanding (000’s)	—	—	—	4	5	7	12	20	24	29
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$224.80	$293.18
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Franklin Balanced Managed Volatility
Unit value	$103.63	$103.19	$114.20	$130.20	$137.58	$132.74	$145.87	$159.68	$152.04	$176.34
Number of units outstanding (000’s)	—	1	4	7	9	9	10	10	9	9
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$103.11	$92.77	$107.84	$146.66	$149.03	$138.59	$172.18	$191.43	$166.02	$207.30
Number of units outstanding (000’s)	—	—	2	5	5	5	5	5	5	5
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$84.35	$80.20	$91.54	$112.30	$117.85	$113.98	$124.18	$142.04	$129.09	$156.96
Number of units outstanding (000’s)	—	—	4	9	10	8	8	10	10	10
EQ/Global Bond PLUS
Unit value	$124.32	$129.14	$133.27	$129.27	$129.77	$124.21	$124.43	$129.57	$126.82	$134.02
Number of units outstanding (000’s)	—	—	1	2	3	3	3	3	3	3
EQ/Global Equity Managed Volatility
Unit value	$241.20	$210.44	$244.94	$293.34	$296.80	$290.21	$301.70	$378.49	$330.79	$412.32
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$174.69	$227.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	5	5
EQ/Intermediate Government Bond
Unit value	$141.57	$148.33	$149.03	$145.85	$147.34	$147.23	$147.16	$146.93	$147.40	$152.78
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	2

I-21

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Core Managed Volatility
Unit value	$117.07	$96.76	$111.98	$130.94	$122.16	$116.27	$115.94	$145.71	$123.39	$150.34
Number of units outstanding (000’s)	—	—	—	—	1	1	2	2	1	2
EQ/International Equity Index
Unit value	$101.30	$88.50	$102.38	$123.74	$114.63	$111.62	$113.50	$139.16	$117.45	$142.75
Number of units outstanding (000’s)	2	2	2	2	2	3	4	7	7	8
EQ/International Managed Volatility
Unit value	$104.68	$87.43	$101.43	$122.23	$113.78	$110.49	$109.81	$135.76	$115.56	$139.63
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$113.07	$94.32	$110.24	$130.89	$120.89	$116.48	$116.76	$143.34	$119.10	$145.35
Number of units outstanding (000’s)	—	—	1	1	2	2	2	2	2	2
EQ/Invesco Comstock
Unit value	$107.82	$105.15	$123.90	$166.47	$180.41	$168.39	$196.66	$230.87	$201.23	$250.25
Number of units outstanding (000’s)	—	—	—	1	3	3	3	3	4	4
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$157.65	$192.18
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	28	28
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$136.05	$173.55
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	17
EQ/Janus Enterprise
Unit value	$177.66	$163.17	$176.56	$243.39	$240.46	$226.11	$215.24	$273.92	$267.67	$363.43
Number of units outstanding (000’s)	1	2	1	1	—	—	1	1	3	4
EQ/JPMorgan Value Opportunities
Unit value	$116.66	$110.00	$127.02	$171.61	$195.31	$189.89	$229.62	$268.96	$226.40	$287.28
Number of units outstanding (000’s)	—	—	—	—	1	5	9	15	19	23
EQ/Large Cap Core Managed Volatility
Unit value	$95.11	$90.63	$103.69	$135.72	$150.74	$150.54	$164.52	$199.63	$185.87	$240.35
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
EQ/Large Cap Growth Index
Unit value	$74.39	$75.76	$86.48	$114.01	$127.32	$132.85	$140.58	$180.75	$175.78	$236.70
Number of units outstanding (000’s)	1	1	—	—	1	1	2	3	4	4
EQ/Large Cap Growth Managed Volatility
Unit value	$65.22	$62.52	$70.75	$95.31	$105.35	$109.05	$114.49	$147.20	$142.10	$189.06
Number of units outstanding (000’s)	1	1	—	—	3	6	6	7	7	7
EQ/Large Cap Value Index
Unit value	$61.79	$61.28	$71.09	$93.08	$104.31	$99.19	$114.95	$129.25	$117.16	$146.46
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	2	3

I-22

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Value Managed Volatility
Unit value	$117.56	$111.04	$128.01	$168.73	$188.42	$179.95	$206.48	$233.93	$209.65	$261.67
Number of units outstanding (000’s)	2	2	2	2	3	4	4	4	4	3
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$103.76	$122.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	43	48
EQ/Loomis Sayles Growth
Unit value	$131.79	$134.90	$151.11	$191.36	$205.29	$227.81	$242.11	$324.23	$312.98	$409.00
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	3	6
EQ/MFS International Growth
Unit value	$155.13	$137.81	$164.13	$185.60	$175.43	$174.90	$177.47	$233.19	$210.28	$266.23
Number of units outstanding (000’s)	—	—	—	—	1	—	2	5	10	14
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$198.78	$248.98
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$175.60	$238.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	4	6
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$332.61	$449.41
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	9	11
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$190.30	$236.10
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	2	3
EQ/Mid Cap Index
Unit value	$127.87	$124.17	$144.65	$190.81	$206.93	$200.01	$238.64	$274.21	$240.93	$300.57
Number of units outstanding (000’s)	1	1	1	1	1	1	3	6	8	10
EQ/Mid Cap Value Managed Volatility
Unit value	$178.03	$160.44	$189.37	$250.75	$276.62	$265.50	$310.86	$347.42	$299.72	$377.50
Number of units outstanding (000’s)	1	1	2	1	2	2	2	2	2	2
EQ/Moderate Allocation
Unit value	$121.93	$118.42	$128.20	$144.28	$147.91	$145.87	$152.92	$168.97	$160.10	$184.05
Number of units outstanding (000’s)	5	7	13	43	95	93	87	91	86	92
EQ/Moderate Growth Strategy
Unit value	—	—	$104.44	$121.46	$126.90	$125.27	$133.44	$148.43	$140.11	$164.47
Number of units outstanding (000’s)	—	—	—	—	1	5	12	29	43	53
EQ/Moderate-Plus Allocation
Unit value	$140.71	$133.07	$147.66	$176.00	$181.72	$178.48	$190.50	$217.78	$201.87	$241.02
Number of units outstanding (000’s)	5	6	6	7	6	8	9	22	26	32

I-23

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Money Market
Unit value	$117.46	$116.87	$116.29	$115.71	$115.13	$114.55	$113.98	$113.87	$114.74	$115.90
Number of units outstanding (000’s)	—	—	—	—	1	3	3	2	6	3
EQ/Oppenheimer Global
Unit value	$109.04	$99.14	$118.74	$149.26	$151.18	$155.20	$154.49	$208.47	$179.49	$234.11
Number of units outstanding (000’s)	—	—	1	2	2	4	8	11	14	18
EQ/PIMCO Global Real Return
Unit value	—	—	—	$91.23	$97.91	$95.12	$104.42	$106.91	$104.93	$112.93
Number of units outstanding (000’s)	—	—	—	2	8	10	10	16	23	26
EQ/PIMCO Ultra Short Bond
Unit value	$113.96	$113.17	$114.29	$113.81	$113.14	$112.26	$113.93	$115.50	$116.02	$118.39
Number of units outstanding (000’s)	—	—	1	3	3	4	3	4	5	5
EQ/Quality Bond PLUS
Unit value	$144.85	$145.89	$149.02	$144.88	$148.34	$147.94	$148.93	$150.25	$149.67	$157.31
Number of units outstanding (000’s)	—	—	1	1	1	2	3	3	3	3
EQ/Small Company Index
Unit value	$170.86	$163.21	$187.63	$256.62	$267.72	$254.21	$304.87	$345.84	$305.18	$380.22
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	2	2
EQ/T. Rowe Price Growth Stock
Unit value	$111.04	$108.34	$128.20	$175.94	$190.19	$208.58	$210.32	$279.11	$273.21	$356.40
Number of units outstanding (000’s)	—	—	—	1	1	1	2	5	9	14
EQ/Templeton Global Equity Managed Volatility
Unit value	$89.69	$81.83	$97.17	$122.73	$123.46	$119.61	$125.28	$151.20	$132.07	$158.93
Number of units outstanding (000’s)	—	—	1	1	1	1	1	2	2	2
EQ/UBS Growth and Income
Unit value	$120.05	$116.08	$130.37	$175.81	$200.20	$196.36	$215.20	$259.69	$223.72	$304.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$78.56	$78.95
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. High Yield Fund
Unit value	—	$95.50	$111.14	$118.07	$119.34	$114.74	$126.53	$133.61	$128.15	$144.29
Number of units outstanding (000’s)	—	—	1	2	3	4	5	5	6	7
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.77	$97.47	$107.28	$137.13	$142.13	$135.37	$152.42	$173.88	$152.94	$190.28
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Invesco V.I. Small Cap Equity Fund
Unit value	$109.11	$107.50	$121.56	$165.81	$168.42	$157.96	$175.78	$198.91	$167.69	$210.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1

I-24

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Ivy VIP High Income
Unit value	$106.52	$111.56	$131.69	$144.79	$146.81	$136.58	$157.89	$167.60	$163.23	$180.59
Number of units outstanding (000’s)	—	—	1	4	8	12	16	20	25	30
Ivy VIP Small Cap Growth
Unit value	$113.13	$100.63	$105.30	$150.20	$151.84	$153.92	$157.62	$193.09	$184.22	$226.13
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	3	5
MFS® Investors Trust Series
Unit value	$102.37	$99.40	$117.53	$154.05	$169.70	$168.77	$181.90	$222.67	$208.90	$272.81
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$196.01	$206.42	$263.11	$263.30	$365.68
Number of units outstanding (000’s)	—	—	—	—	—	—	1	1	2	3
Multimanager Aggressive Equity
Unit value	$75.07	$70.00	$79.55	$108.55	$119.53	$123.67	$127.29	$165.10	$163.92	$217.50
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	2	2
Multimanager Core Bond
Unit value	$147.39	$155.17	$162.84	$158.21	$163.32	$162.72	$166.18	$170.31	$168.78	$180.34
Number of units outstanding (000’s)	—	—	1	2	2	5	7	8	8	8
Multimanager Mid Cap Growth
Unit value	$127.00	$116.41	$133.71	$186.49	$194.58	$190.66	$202.57	$255.30	$239.35	$316.65
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value
Unit value	$164.62	$141.96	$162.17	$218.80	$229.33	$215.51	$255.35	$277.63	$241.03	$299.70
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Technology
Unit value	$126.51	$119.81	$135.22	$182.43	$206.11	$217.98	$236.30	$327.10	$332.93	$456.71
Number of units outstanding (000’s)	1	1	1	—	1	1	1	1	1	2
Target 2015 Allocation
Unit value	$105.72	$102.23	$112.77	$127.99	$131.12	$127.97	$134.50	$148.96	$141.83	$162.29
Number of units outstanding (000’s)	—	—	—	—	—	3	7	10	10	14
Target 2025 Allocation
Unit value	$103.33	$98.80	$110.93	$131.46	$136.08	$132.64	$141.76	$162.80	$152.03	$180.58
Number of units outstanding (000’s)	—	—	—	—	1	6	10	37	47	53
Target 2035 Allocation
Unit value	$101.96	$96.73	$109.83	$133.60	$138.90	$135.40	$145.54	$170.54	$157.52	$191.72
Number of units outstanding (000’s)	—	—	—	—	—	4	10	23	34	45
Target 2045 Allocation
Unit value	$99.81	$93.82	$107.75	$134.25	$139.96	$136.17	$147.26	$175.38	$160.56	$198.65
Number of units outstanding (000’s)	—	—	—	—	—	3	8	20	28	39

I-25

EQUI-VEST® VantageSM contracts  (continued)

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.50%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.95	$100.19	$121.41	$110.19	$139.02
Number of units outstanding (000’s)	—	—	—	—	—	1	3	11	17	29
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.39	$85.55	$93.89	$75.35	$49.76	$71.01	$69.26	$49.33	$54.75
Number of units outstanding (000’s)	—	—	1	1	1	1	2	3	3	4

I-26

Appendix II: State contract availability and/or variations of certain features and benefits

States where certain EQUI-VEST® VantageSM features and/or benefits are not available or vary:

State	Features and benefits	Contract type/Series/ Effective Date	Availability or variation
Florida	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	All contract types	If you reside in the state of Florida, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the greater of the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract, or a refund of all contributions paid.

	See “Withdrawal charge” in “Charges and expenses”		If you are age 65 or older at the time your contract is issued, the applicable withdrawal charge will not exceed 10% of the amount withdrawn. In addition, no charge will apply after the end of the 10th contract year or 10 years after a contribution is made, whichever is later.

Texas	See “Withdrawal Charge for EQUI-VEST® VantageSM“ contracts in section 14 of this Supplement.	The withdrawal charge equals up to 6.00% of the amount withdrawn from your account value (or of the defaulted loan amount, if applicable) in the first five contract or participation years, as applicable.

	Participant/ contract year	Charge
	1	6.00%
	2	5.75%
	3	5.50%
	4	5.25%
	5	5.00%
	6 and later	0.00%
EQUI-VEST® VantageSM enhanced death benefit	Not available.

See the SAI for condensed financial Information.

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company (the “Company”).

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

II-1

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

•	TSA ADVANTAGESM

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

We offer the series 600 TSA AdvantageSM contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) tax-exempt organizations, except those plans sponsored by primary or secondary schools. It is also available to post-secondary public educational institutions described in Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified or intended to qualify under Section 501(c)(3) of the Internal Revenue Code, the TSA AdvantageSM contract will be available only when the employer makes contributions to the 403(b) plan (whether on a matching or non-elective contribution basis) or makes a contribution to a plan qualified under 401(a) of the Internal Revenue Code, matching employee elective deferrals in the 403(b) plan. Under the TSA AdvantageSM contract, contributions including rollover contributions and direct transfer contributions from existing Section 403(b) plans (programs or arrangements), may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA AdvantageSM contract may not currently be available in your state. Your financial professional can provide information about state availability.

Currently, no new units will be permitted to enroll in the series 600 TSA AdvantageSM product. New participants, however, can be enrolled into existing TSA AdvantageSM units.

For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA AdvantageSM is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between the Company and an employer sponsoring a 403(b) plan that uses an EQUI-VEST® TSA AdvantageSM contract as a funding vehicle for plan assets, the Company may reimburse that employer for certain expenses associated with that employer’s plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST® TSA AdvantageSM contract issued to a participant of that employer’s 403(b) plan.

See “Tax information” in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We offer the EQUI-VEST® TSA AdvantageSM contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to the EQUI-VEST® series 100 and 200 TSA contracts, except for certain material differences. The Class IB/B shares of either EQ Premier VIP Trust or EQ Advisors Trust (the “Trusts”) are available under TSA AdvantageSM contracts. The contracts described in the EQUI-VEST® Employer-Sponsored Retirement Plans prospectus include Class IA shares of certain Trusts, which are not offered under TSA AdvantageSM contracts.

Material differences between TSA AdvantageSM and the provisions of the EQUI-VEST® TSA series 100 and 200 contracts described in the prospectus include the information above as well as the following:

Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the prospectus.)

Series 600

#840625

The following is added to “EQUI-VEST® employer-sponsored retirement plans at a glance — key features” in “Fees and charges” in the prospectus:

Fees and charges under series 600	• Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at a current annual rate of 1.20% (2% maximum).

• Annual administrative charge: $30 ($65 maximum) currently or, if less, 2% of the account value, less any amount withdrawn during the contract year.

•   Charge for third-party transfer (such as in the case of a direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company): none currently ($65 maximum).

• Charges for certain optional special services.

• No sales charge deducted at the time you make contributions.

•   Withdrawal charge: We deduct a charge equal to 6% of the amount withdrawn or the defaulted loan amount in the first six contract years. The total of all withdrawal charges assessed may not exceed 8% of all contributions made in the first six contract years. Under certain circumstances, the withdrawal charge will not apply. They are discussed in “Charges and expenses” later in this Supplement.

•   We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

• Annual expenses of the Trusts’ portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see “Fee table” later in this Supplement for details.

2

Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the series 600 TSA AdvantageSM contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

EQUI-VEST® series 600 contracts

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of the amount withdrawn (deducted if you surrender your contract or make certain withdrawals)(1)	6.00%

Charge for third-party transfer or exchange(2)	$65 maximum per occurrence; currently, none

Special services charges

• Wire transfer charge(3)	$90 (current and maximum)

• Express mail charge(3)	$35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

Charges we deduct from your account value on each contract date anniversary

Annual administrative charge	$65 maximum (currently $30) or, if less, 2% of your account value, less any amount previously withdrawn during the contract year

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate account annual expenses:

	Maximum	Current

Mortality and expense risk(4)	1.75%	0.95%

Other expenses	0.25%	0.25%

Total Separate Account A annual expenses	2.00%	1.20%

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(5)	Lowest 0.58%	Highest 1.93%

Notes:

(1)

Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal charge for series 600 contracts” in “Charges and expenses” later in this Supplement.

(2)	This charge will never exceed 2% of the amount disbursed or transferred.
(3)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(4)	A portion of this charge is for providing the death benefit.
(5)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

3

Examples: EQUI-VEST® series 600 contracts

These examples are intended to help you compare the cost of investing in the series 600 TSA AdvantageSM contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The examples below show the expenses that a hypothetical contract owner or participant, as applicable, would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2019, which results in an estimated annual charge of 0.0538% of contract value.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in “Charges and expenses” later in this Supplement (except the annual administrative charge which is described above); (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EQUI-VEST® series 600 (TSA Advantage)

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	$962	$1,818	$2,687	$4,337	$418	$1,264	$2,124	$4,337
(b) assuming minimum fees and expenses of any of the Portfolios	$828	$1,425	$2,048	$3,058	$276	$848	$1,445	$3,058

Condensed financial information

Please see the Appendix at the end of this Supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2019.

4

Charges and expenses

The following is added after the information under “For all series contracts issued in New York — fixed maturity options(1)” in “Charges and expenses” in the prospectus:

Charges under series 600 contracts

Mortality and expense risks charge

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95% (1.75% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

Charge for other expenses

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of the net assets in each variable investment option.

Maximum total charges.  The total annual rate for the above charges is currently 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00% . We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

Annual administrative charge

We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 for TSA AdvantageSM contracts. If your account value on such date is $25,000 or more for TSA AdvantageSM contracts, we do not deduct the charge. The current charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during that contract year.

We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA AdvantageSM contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST® contract/certificate having an account value that, when combined with the account value of other EQUI-VEST® contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST® contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

Charge for third-party transfer or exchange

There currently is no third-party transfer charge for series 600 contracts (such as in the case of direct rollover to a traditional IRA contract) or exchange (if your contract is exchanged for a 403(b)(1) contract issued by another insurance company). We reserve the right to impose this charge in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies. This charge will never exceed 2% of the amount disbursed or transferred.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

5

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Withdrawal charge for series 600 contracts

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you terminate your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options with the earliest maturity date(s) first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. The amount of the withdrawal charge we deduct is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a surrender, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.

Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.

10% free withdrawal amount.  Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

Exceptions to the withdrawal charge.  A withdrawal charge will not apply upon any of the events listed below:

•	The annuitant retires under the terms of the 403(b) plan, or separates from service;

•	The annuitant reaches age 59 1/2 and completes at least five contract years;

•	The annuitant dies and a death benefit is payable to the beneficiary;

•	We receive a properly completed election form providing for the account value to be used to buy a life annuity;

•

The annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant’s age 59 1/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age 59 1/2;

•

The annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;

•	A request is made for a refund of an excess contribution within one month of the date on which the contribution is made;

•	The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

•	We receive proof satisfactory to us that the annuitant’s life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

•	The annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules; and

•

The annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

6

Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 1.20%.

Series 600 Contracts

Unit values and number of units outstanding for each variable investment option, except for those options being offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.12	$105.37	$100.23	$107.55	$116.48	$110.34	$128.74
Number of units outstanding (000’s)	—	—	—	1	9	27	37	51	51	59
1290 VT Equity Income
Unit value	$111.01	$109.25	$127.07	$165.42	$177.60	$172.48	$192.54	$220.38	$192.27	$235.96
Number of units outstanding (000’s)	74	80	97	120	127	130	128	128	127	118
1290 VT GAMCO Mergers & Acquisitions
Unit value	$126.55	$126.72	$131.77	$144.49	$145.10	$147.11	$156.53	$164.22	$154.27	$165.56
Number of units outstanding (000’s)	19	17	15	11	9	8	7	6	5	5
1290 VT GAMCO Small Company Value
Unit value	$185.71	$177.07	$206.17	$283.37	$288.56	$268.85	$327.44	$375.60	$313.25	$381.76
Number of units outstanding (000’s)	264	338	427	528	636	744	861	981	1,106	1221
1290 VT High Yield Bond
Unit value	—	—	—	$101.38	$102.08	$97.73	$107.89	$113.50	$109.64	$122.32
Number of units outstanding (000’s)	—	—	—	5	15	28	40	58	76	98
1290 VT Socially Responsible
Unit value	$78.76	$78.03	$90.00	$119.44	$134.07	$133.09	$144.59	$172.01	$162.51	$209.15
Number of units outstanding (000’s)	21	39	37	46	56	65	72	81	89	98
All Asset Growth-Alt 20
Unit value	$118.72	$113.20	$125.25	$141.22	$142.87	$135.56	$146.75	$168.04	$153.46	$180.57
Number of units outstanding (000’s)	18	52	96	137	169	190	211	274	287	297
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.31	$100.05	$98.77	$100.33	$102.39	$100.26	$108.05
Number of units outstanding (000’s)	—	—	—	5	34	98	160	213	244	284
CharterSM Multi-Sector Bond
Unit value	$92.20	$95.71	$99.60	$97.55	$98.68	$96.87	$98.51	$99.51	$97.82	$103.32
Number of units outstanding (000’s)	144	134	138	137	137	140	146	146	147	147

I-1

Series 600 Contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options being offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Growth
Unit value	$130.17	$108.44	$119.32	$174.21	$167.63	$155.61	$168.13	$206.58	$193.82	$254.78
Number of units outstanding (000’s)	42	35	30	28	22	19	16	14	14	13
CharterSM Small Cap Value
Unit value	$176.76	$158.90	$183.31	$258.49	$242.34	$207.98	$257.35	$282.99	$243.27	$299.59
Number of units outstanding (000’s)	70	57	48	42	35	31	28	26	23	21
EQ/400 Managed Volatility
Unit value	$106.03	$96.15	$110.64	$143.94	$154.73	$148.11	$175.15	$199.40	$172.82	$213.31
Number of units outstanding (000’s)	5	11	12	15	17	20	27	34	37	41
EQ/500 Managed Volatility
Unit value	$103.13	$98.08	$111.26	$143.93	$160.10	$158.75	$174.15	$207.78	$192.83	$247.48
Number of units outstanding (000’s)	7	16	21	27	34	41	47	53	57	62
EQ/2000 Managed Volatility
Unit value	$104.88	$92.69	$105.72	$143.50	$147.53	$138.32	$164.72	$185.30	$161.25	$198.26
Number of units outstanding (000’s)	2	5	7	8	9	12	16	18	21	23
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.29	$118.56	$122.73	$120.51	$123.56	$137.83	$128.25	$146.73
Number of units outstanding (000’s)	—	—	5	18	48	67	75	76	71	70
EQ/AB Small Cap Growth
Unit value	$150.51	$147.75	$168.72	$230.33	$235.70	$226.10	$251.49	$304.81	$277.41	$350.28
Number of units outstanding (000’s)	168	149	146	144	141	146	149	156	161	179
EQ/Aggressive Allocation
Unit value	$132.78	$121.35	$136.88	$170.99	$176.91	$171.71	$184.57	$217.18	$195.86	$240.90
Number of units outstanding (000’s)	367	480	574	676	774	879	974	1,039	1,094	1145
EQ/Balanced Strategy
Unit value	—	—	$103.35	$116.06	$119.71	$117.51	$123.05	$133.55	$126.43	$144.50
Number of units outstanding (000’s)	—	—	3	16	31	45	64	78	90	106
EQ/BlackRock Basic Value Equity
Unit value	$169.26	$162.04	$181.92	$247.55	$268.31	$248.79	$289.97	$309.74	$281.48	$343.27
Number of units outstanding (000’s)	30	44	57	67	75	79	82	83	81	75
EQ/Capital Guardian Research
Unit value	$118.34	$121.60	$141.05	$183.63	$200.50	$201.88	$216.26	$268.03	$251.98	$330.82
Number of units outstanding (000’s)	243	210	184	166	150	139	122	112	103	94

I-2

Series 600 Contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options being offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/ClearBridge Large Cap Growth
Unit value	$112.25	$104.39	$124.21	$170.67	$175.03	$175.12	$174.55	$216.60	$213.24	$278.10
Number of units outstanding (000’s)	85	117	120	120	107	93	76	59	51	43
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$89.97	$84.93	$95.83	$122.40	$132.66	$127.94	$143.05	$161.41	$143.40	$189.20
Number of units outstanding (000’s)	51	41	36	31	27	23	23	21	19	19
EQ/Common Stock Index
Unit value	$96.63	$95.98	$109.61	$143.46	$158.83	$156.84	$173.08	$206.01	$191.72	$246.68
Number of units outstanding (000’s)	690	612	548	527	505	494	505	534	556	578
EQ/Conservative Allocation
Unit value	$120.34	$121.15	$125.18	$129.04	$130.83	$128.94	$131.13	$135.97	$132.23	$142.71
Number of units outstanding (000’s)	165	181	205	211	215	223	230	227	222	228
EQ/Conservative Growth Strategy
Unit value	—	—	$102.73	$112.17	$115.05	$113.14	$117.34	$125.18	$119.65	$134.04
Number of units outstanding (000’s)	—	—	1	9	19	29	35	43	50	54
EQ/Conservative Strategy
Unit value	—	—	$101.41	$104.59	$106.02	$104.57	$106.24	$109.45	$106.62	$114.76
Number of units outstanding (000’s)	—	—	2	11	8	12	18	18	18	21
EQ/Conservative-Plus Allocation
Unit value	$122.87	$120.54	$127.87	$139.27	$141.95	$139.33	$144.18	$155.02	$147.57	$165.45
Number of units outstanding (000’s)	238	290	364	422	465	492	514	525	523	526
EQ/Core Bond Index
Unit value	$113.61	$117.63	$119.89	$116.56	$117.95	$117.04	$117.23	$117.52	$116.39	$122.20
Number of units outstanding (000’s)	130	120	121	134	158	187	223	256	280	310
EQ/Emerging Market Equity Plus
Unit value	—	—	—	$94.51	$90.43	$73.13	$79.27	$104.96	$87.88	$102.55
Number of units outstanding (000’s)	—	—	—	3	10	21	31	49	67	86
EQ/Equity 500 Index
Unit value	$106.19	$106.50	$121.24	$157.55	$175.85	$175.11	$192.44	$230.15	$216.15	$279.08
Number of units outstanding (000’s)	574	578	597	680	796	987	1240	1,545	1,846	2218
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$211.96	$274.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	22

I-3

Series 600 Contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options being offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Balanced Managed Volatility
Unit value	$100.52	$99.40	$109.23	$123.64	$129.74	$124.29	$135.63	$147.42	$139.38	$160.51
Number of units outstanding (000’s)	113	87	78	80	89	103	109	114	113	115
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$100.02	$89.35	$103.13	$139.28	$140.53	$129.77	$160.09	$176.73	$152.19	$188.70
Number of units outstanding (000’s)	17	15	16	17	16	17	19	19	19	20
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$82.21	$77.62	$87.98	$107.16	$111.67	$107.24	$116.02	$131.78	$118.91	$143.57
Number of units outstanding (000’s)	85	91	93	94	120	134	132	133	133	131
EQ/Global Bond PLUS
Unit value	$119.80	$123.57	$126.63	$121.97	$121.57	$115.55	$114.94	$118.84	$115.50	$121.20
Number of units outstanding (000’s)	101	105	99	93	91	87	87	87	88	89
EQ/Global Equity Managed Volatility
Unit value	$262.52	$227.43	$262.85	$312.57	$314.03	$304.90	$314.74	$392.09	$340.25	$421.12
Number of units outstanding (000’s)	176	165	165	162	158	152	145	140	136	132
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$164.28	$212.29
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	113	118
EQ/Intermediate Government Bond
Unit value	$139.60	$145.23	$144.89	$140.80	$141.24	$140.14	$139.09	$137.89	$137.36	$141.37
Number of units outstanding (000’s)	76	66	55	45	38	32	28	26	23	20
EQ/International Core Managed Volatility
Unit value	$121.97	$100.10	$115.03	$133.56	$123.73	$116.93	$115.78	$144.49	$121.50	$146.98
Number of units outstanding (000’s)	224	233	234	249	301	308	313	311	314	317
EQ/International Equity Index
Unit value	$98.13	$85.13	$97.79	$117.36	$107.95	$104.38	$105.39	$128.31	$107.53	$129.77
Number of units outstanding (000’s)	331	273	216	182	159	143	125	111	102	156
EQ/International Managed Volatility
Unit value	$104.17	$86.39	$99.52	$119.08	$110.07	$106.13	$104.74	$128.58	$108.68	$130.39
Number of units outstanding (000’s)	3	12	17	24	30	37	41	48	56	59
EQ/International Value Managed Volatility
Unit value	$129.72	$107.44	$124.70	$147.01	$134.82	$128.99	$128.40	$156.51	$129.12	$156.47
Number of units outstanding (000’s)	164	143	127	117	111	108	106	104	101	98

I-4

Series 600 Contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options being offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco Comstock
Unit value	$103.59	$100.32	$117.37	$156.59	$168.50	$156.17	$181.11	$211.12	$182.71	$225.62
Number of units outstanding (000’s)	27	22	16	19	141	144	145	141	146	145
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$148.27	$179.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	235	244
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$127.95	$162.06
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	326	344
EQ/Janus Enterprise
Unit value	$170.69	$155.66	$167.26	$228.94	$224.59	$209.70	$198.22	$250.49	$243.04	$327.67
Number of units outstanding (000’s)	149	218	283	318	362	392	413	424	443	465
EQ/JPMorgan Value Opportunities
Unit value	$107.54	$100.69	$115.45	$154.88	$175.03	$168.98	$202.90	$235.99	$197.24	$248.52
Number of units outstanding (000’s)	29	29	27	33	38	51	64	107	171	225
EQ/Large Cap Core Managed Volatility
Unit value	$93.27	$88.25	$100.25	$130.30	$143.70	$142.50	$154.64	$186.32	$172.25	$221.17
Number of units outstanding (000’s)	25	23	21	19	33	34	33	32	33	32
EQ/Large Cap Growth Index
Unit value	$76.26	$77.12	$87.41	$114.42	$126.88	$131.46	$138.13	$176.36	$170.29	$227.70
Number of units outstanding (000’s)	179	176	181	204	241	292	354	438	504	562
EQ/Large Cap Growth Managed Volatility
Unit value	$103.14	$98.18	$110.32	$147.58	$161.97	$166.48	$173.55	$221.58	$212.39	$280.59
Number of units outstanding (000’s)	145	156	148	142	302	282	265	252	243	231
EQ/Large Cap Value Index
Unit value	$59.54	$58.64	$67.55	$87.81	$97.71	$92.26	$106.18	$118.54	$106.70	$132.44
Number of units outstanding (000’s)	30	69	75	91	122	159	201	238	285	331
EQ/Large Cap Value Managed Volatility
Unit value	$100.67	$94.42	$108.08	$141.46	$156.85	$148.74	$169.48	$190.65	$169.66	$210.27
Number of units outstanding (000’s)	639	532	449	386	394	357	321	295	273	254
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$97.83	$114.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1,020	1126

I-5

Series 600 Contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options being offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Loomis Sayles Growth
Unit value	$126.12	$128.19	$142.58	$179.29	$190.99	$210.45	$222.09	$295.34	$283.07	$367.31
Number of units outstanding (000’s)	47	37	34	29	25	24	28	28	26	21
EQ/MFS International Growth
Unit value	$149.04	$131.48	$155.48	$174.58	$163.85	$162.20	$163.43	$213.24	$190.93	$240.03
Number of units outstanding (000’s)	49	57	71	98	129	164	204	252	307	361
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$187.43	$233.11
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	16	14
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$166.38	$224.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	369	425
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$313.61	$420.76
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	208	246
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$179.43	$221.05
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	250	252
EQ/Mid Cap Index
Unit value	$116.13	$111.98	$129.53	$169.67	$182.70	$175.35	$207.75	$237.04	$206.80	$256.17
Number of units outstanding (000’s)	434	389	364	369	392	445	519	616	703	809
EQ/Mid Cap Value Managed Volatility
Unit value	$132.44	$118.52	$138.90	$182.63	$200.06	$190.66	$221.67	$246.00	$210.72	$263.54
Number of units outstanding (000’s)	333	282	247	226	208	191	178	168	159	153
EQ/Moderate Allocation
Unit value	$135.28	$130.46	$140.23	$156.72	$159.53	$156.23	$162.63	$178.43	$167.87	$191.63
Number of units outstanding (000’s)	994	1,170	1,393	1,595	1,799	1,949	2,058	2,119	2,152	2182
EQ/Moderate Growth Strategy
Unit value	—	—	$103.96	$120.06	$124.56	$122.09	$129.13	$142.64	$133.69	$155.83
Number of units outstanding (000’s)	—	—	12	39	91	148	201	245	280	312
EQ/Moderate-Plus Allocation
Unit value	$133.69	$125.54	$138.32	$163.71	$167.84	$163.68	$173.48	$196.93	$181.26	$214.89
Number of units outstanding (000’s)	867	1,047	1,184	1,339	1,476	1,602	1,719	1,805	1,843	1884

I-6

Series 600 Contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options being offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Money Market
Unit value	$118.97	$117.54	$116.13	$114.74	$113.36	$112.00	$110.66	$109.77	$109.83	$110.16
Number of units outstanding (000’s)	49	51	42	37	37	40	44	48	61	61
EQ/Oppenheimer Global
Unit value	$105.76	$95.49	$113.56	$141.74	$142.55	$145.32	$143.64	$192.47	$164.54	$213.09
Number of units outstanding (000’s)	52	94	110	149	192	258	309	363	444	519
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.81	$96.78	$93.36	$101.76	$103.47	$100.83	$107.75
Number of units outstanding (000’s)	—	—	—	6	23	57	82	122	155	182
EQ/PIMCO Ultra Short Bond
Unit value	$109.49	$107.97	$108.26	$107.05	$105.67	$104.12	$104.92	$105.62	$105.35	$106.74
Number of units outstanding (000’s)	180	156	152	155	163	168	169	173	175	177
EQ/Quality Bond PLUS
Unit value	$142.01	$142.03	$144.05	$139.07	$141.38	$140.00	$139.95	$140.20	$138.68	$144.73
Number of units outstanding (000’s)	108	95	88	80	77	77	78	74	72	72
EQ/Small Company Index
Unit value	$160.25	$152.00	$173.52	$235.64	$244.10	$230.15	$274.08	$308.74	$270.51	$334.65
Number of units outstanding (000’s)	188	176	166	163	162	173	184	202	225	262
EQ/T. Rowe Price Growth Stock
Unit value	$106.26	$102.95	$120.97	$164.85	$176.94	$192.69	$192.93	$254.23	$247.10	$320.07
Number of units outstanding (000’s)	266	324	402	492	590	703	811	916	1,063	1200
EQ/Templeton Global Equity Managed Volatility
Unit value	$87.00	$78.82	$92.93	$116.56	$116.42	$111.99	$116.48	$139.59	$121.06	$144.66
Number of units outstanding (000’s)	65	75	87	99	112	119	122	126	127	128
EQ/UBS Growth and Income
Unit value	$114.89	$110.31	$123.01	$164.72	$186.25	$181.39	$197.41	$236.55	$202.34	$273.49
Number of units outstanding (000’s)	52	40	28	25	24	26	21	21	19	17
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$74.06	$73.91
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	21	13
Invesco V.I. High Yield Fund
Unit value	—	$95.08	$109.87	$115.89	$116.31	$111.04	$121.60	$127.49	$121.42	$135.75
Number of units outstanding (000’s)	—	5	28	51	71	101	127	156	174	193

I-7

Series 600 Contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options being offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.26	$96.31	$105.26	$133.60	$137.50	$130.03	$145.39	$164.70	$143.83	$177.69
Number of units outstanding (000’s)	4	14	18	22	28	37	45	51	54	56
Invesco V.I. Small Cap Equity Fund
Unit value	$108.58	$106.22	$119.27	$161.54	$162.93	$151.73	$167.67	$188.40	$157.70	$196.82
Number of units outstanding (000’s)	2	7	10	14	16	20	23	24	25	27
Ivy VIP High Income
Unit value	$106.27	$110.52	$129.55	$141.43	$142.39	$131.53	$151.00	$159.15	$153.91	$169.08
Number of units outstanding (000’s)	10	62	152	252	350	439	500	604	693	768
Ivy VIP Small Cap Growth
Unit value	$112.58	$99.44	$103.32	$146.34	$146.89	$147.86	$150.34	$182.88	$173.24	$211.16
Number of units outstanding (000’s)	2	9	21	27	31	44	54	65	84	102
MFS® Investors Trust Series
Unit value	$101.87	$98.22	$115.31	$150.09	$164.17	$162.12	$173.50	$210.90	$196.46	$254.76
Number of units outstanding (000’s)	8	15	19	27	30	31	31	34	35	38
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$188.77	$197.41	$249.85	$248.26	$342.37
Number of units outstanding (000’s)	—	—	—	—	—	28	33	36	38	44
Multimanager Aggressive Equity
Unit value	$71.76	$66.45	$74.98	$101.59	$111.08	$114.13	$116.64	$150.22	$148.09	$195.11
Number of units outstanding (000’s)	203	170	147	130	116	107	97	93	96	97
Multimanager Core Bond
Unit value	$138.30	$144.59	$150.67	$145.36	$149.00	$147.40	$149.48	$152.12	$149.69	$158.81
Number of units outstanding (000’s)	127	110	154	182	189	200	211	218	218	260
Multimanager Mid Cap Growth
Unit value	$119.18	$108.47	$123.72	$171.33	$177.51	$172.71	$182.21	$228.03	$212.26	$278.84
Number of units outstanding (000’s)	79	64	52	44	38	36	30	28	25	22
Multimanager Mid Cap Value
Unit value	$154.48	$132.28	$150.05	$201.01	$209.20	$195.22	$229.68	$247.97	$213.75	$263.92
Number of units outstanding (000’s)	62	49	41	37	30	26	23	20	18	17
Multimanager Technology
Unit value	$118.71	$111.64	$125.11	$167.60	$188.02	$197.46	$212.55	$292.16	$295.26	$402.19
Number of units outstanding (000’s)	140	131	123	117	116	118	115	117	123	126

I-8

Series 600 Contracts  (continued)

Unit values and number of units outstanding for each variable investment option, except for those options being offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2015 Allocation
Unit value	$102.55	$98.46	$107.85	$121.54	$123.64	$119.82	$125.06	$137.53	$130.02	$147.72
Number of units outstanding (000’s)	18	22	24	25	30	33	30	26	25	27
Target 2025 Allocation
Unit value	$100.22	$95.16	$106.09	$124.84	$128.32	$124.19	$131.80	$150.30	$139.36	$164.37
Number of units outstanding (000’s)	39	50	62	72	89	101	111	125	141	155
Target 2035 Allocation
Unit value	$98.89	$93.17	$105.04	$126.88	$130.98	$126.78	$135.31	$157.45	$144.39	$174.51
Number of units outstanding (000’s)	32	45	58	75	94	116	138	171	198	232
Target 2045 Allocation
Unit value	$96.81	$90.36	$103.05	$127.49	$131.98	$127.49	$136.91	$161.91	$147.19	$180.82
Number of units outstanding (000’s)	19	32	47	65	87	116	145	168	196	225
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.02	$84.57	$92.15	$73.43	$48.15	$68.23	$66.09	$46.73	$51.50
Number of units outstanding (000’s)	—	17	38	49	65	87	106	116	125	134

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

I-9

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

•	EQUI-VEST® VANTAGESM Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “Prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus. If you are a current participant (defined below), this Supplement replaces, in its entirety, the Supplement to your current prospectus for Employer-Sponsored Retirement Plans dated May 1, 2020.

We offer the EQUI-VEST® VantageSM contract to fund the ACTS Program (“the plan”).

The EQUI-VEST® VantageSM ACTS contract is a group variable deferred annuity contract. The employer will be the EQUI-VEST® VantageSM ACTS contract holder. Certain rights may be exercised by employees covered under an employer’s plan (the “participants”). These rights will be set forth in a participation certificate provided to each participant. The 12-month period beginning on the participant’s participation date and each 12-month period thereafter is a “participation year.” The “participation date” is the date we receive a participant’s properly completed and signed enrollment form and any other required documents at our processing office. “Contract date” is the date following our acceptance of a properly completed and signed application (and other required documents) on which the first participant is enrolled in the contract. The 12-month period beginning on a contract date and each 12-month period after that is a “contract year.” The end of each 12-month period is the “contract anniversary.” Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus.(1)

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than Equitable Advisors, you should speak with him or her regarding any different arrangements that may apply.

We offer the EQUI-VEST® VantageSM ACTS contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to EQUI-VEST® Series 100 and 200 contracts, except for certain material differences described in this Supplement. You should be aware that an annuity contract that is a Tax Sheltered Annuity (TSA), such as the EQUI-VEST® VantageSM ACTS, does not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before participating in an EQUI-VEST® VantageSM ACTS, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this annuity with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the prospectus.)

See “Tax information” in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

Material differences between EQUI-VEST® VantageSM ACTS and the provisions of the EQUI-VEST® Series 100 and 200 contracts described in the prospectus include the information above as well as the following:

For use with the Additional Contributions Tax-Sheltered Program

(1)

This Supplement distinguishes between “contract” and “participation certificate” as well as “contract holder” and “participant” when describing the EQUI-VEST® VantageSM ACTS product. The prospectus does not make these distinctions and generally uses the terms “you” and “your” when referring to the person who has the right or responsibility that the prospectus is discussing at that point, and to “contract” when referring to the participation certificate or contract that includes the right being discussed.

Cat. # 133282 (5/20)

#841294

888-002 (5/20)

NB/IF

1.	THE FOLLOWING IS ADDED TO “EQUI-VEST® EMPLOYER-SPONSORED RETIREMENT PLANS AT A GLANCE — KEY FEATURES” UNDER “FEES AND CHARGES” IN THE PROSPECTUS:

Fees and Charges for EQUI-VEST® VantageSM ACTS	• Separate account charge deducted daily on amounts invested in variable investment options: 0.40%. • Annual administrative charge: There is no annual administrative charge.

• Charges for certain optional special services.

• No sales charge deducted at the time contributions are made.

• Withdrawal charge: There is no withdrawal charge.

•   Annual expenses of the affiliated and unaffiliated Trusts (the “Trusts”) portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see “Fee table” later in this Supplement.

2.	PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The affiliated Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

The Company or the Equitable Advisors and Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors and Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers’ respective Portfolios.

As a certificate owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer certificate owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to certificate owners and/or suggest that certificate owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your certificate. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility

2

management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓“ under the column entitled “Volatility Management.”

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such Portfolio is not identified under “Volatility Management” below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios’ objective and strategies.

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in certificates with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract and certificate and cert owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract and certificate owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Premier VIP Trust(+) — Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MODERATE ALLOCATION	Seeks to achieve long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
TARGET 2015 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

3

EQ Premier VIP Trust(+) — Class B Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
TARGET 2025 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2035 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC
TARGET 2045 ALLOCATION	Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.	• Equitable Investment Management Group, LLC

EQ Advisors Trust — Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
1290 VT GAMCO SMALL COMPANY VALUE	Seeks to maximize capital appreciation	• Equitable Investment Management Group, LLC • GAMCO Asset Management, Inc.
1290 VT SOCIALLY RESPONSIBLE	Seeks to achieve long-term capital appreciation.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC
EQ/400 MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC	✓
EQ/AMERICAN CENTURY MID CAP VALUE*(1)(2)	Seeks to achieve long-term capital growth. Income is a secondary objective.	• American Century Investment Management Inc. • Equitable Investment Management Group, LLC
EQ/COMMON STOCK INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/CORE BOND INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.	• Equitable Investment Management Group, LLC • SSgA Funds Management, Inc.

4

EQ Advisors Trust — Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/EQUITY 500 INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500 Composite Stock Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Franklin Advisers, Inc.	✓
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

•   BlackRock Investment Management, LLC

•   EARNEST Partners, LLC

•   Equitable Investment Management Group, LLC

•   Federated Global Investment Management Corp.

•   Massachusetts Financial Services Company d/b/a MFS Investment Management

✓
EQ/INTERNATIONAL EQUITY INDEX	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Harris Associates L.P.	✓
EQ/JANUS ENTERPRISE	Seeks to achieve capital growth	• Equitable Investment Management Group, LLC • Janus Capital Management LLC

5

EQ Advisors Trust — Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/JPMORGAN VALUE OPPORTUNITIES	Seeks to achieve long-term capital appreciation.	• Equitable Investment Management Group, LLC • J.P. Morgan Investment Management Inc.
EQ/LARGE CAP VALUE MANAGED VOLATILITY	Seeks to achieve long term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	• AllianceBernstein L.P. • BlackRock Investment Management, LLC • Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management	✓
EQ/LOOMIS SAYLES GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Loomis, Sayles & Company, L.P.
EQ/MFS INTERNATIONAL GROWTH	Seeks to achieve capital appreciation.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MFS UTILITIES SERIES	Seeks to achieve total return.	• Equitable Investment Management Group, LLC • Massachusetts Financial Services Company d/b/a MFS Investment Management
EQ/MID CAP INDEX	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s MidCap 400® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC

6

EQ Advisors Trust — Class IB Shares Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable)	Volatility Management
EQ/MONEY MARKET(++)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC
EQ/SMALL COMPANY INDEX	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.	• AllianceBernstein L.P. • Equitable Investment Management Group, LLC
EQ/T. ROWE PRICE GROWTH STOCK	Seeks to achieve long-term capital appreciation and secondarily, income.	• Equitable Investment Management Group, LLC • T. Rowe Price Associates, Inc.
EQ/WELLINGTON ENERGY	Seeks to provide capital growth and appreciation.	• Equitable Investment Management Group, LLC • Wellington Management Company, LLP
MULTIMANAGER CORE BOND	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.	• Equitable Investment Management Group, LLC • BlackRock Financial Management, Inc. • DoubleLine Capital L.P. • Pacific Investment Management Company LLC • SSgA Funds Management, Inc.
(+)	Formerly known as AXA Premier VIP Trust.
(++)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(*)

This information reflects the merger of variable investment options. The chart below reflects the acquired variable investment which may continue to be used in certain documents for a period of time after the date of this prospectus, and the acquiring variable investment option. The number in the “FN” column corresponds with the number contained in the table above.

(1)	This is the surviving variable investment option of a Portfolio merger, subject to regulatory and shareholder approval.

FN	Acquired Variable Investment Option	Acquiring Variable Investment Option

(2)	Multimanager Mid Cap Value	EQ/American Century Mid Cap Value

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 628-6673.

7

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing.

3.	THE FOLLOWING TABLE AND EXAMPLE ARE ADDED BEFORE “CONDENSED FINANCIAL INFORMATION” IN “FEE TABLE” IN THE PROSPECTUS:

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the EQUI-VEST® VantageSM ACTS certificate. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the certificate or make certain transfers and rollovers. Charges for certain features shown in the fee table are mutually exclusive.

Charges we deduct from your account value at the time you request certain transactions
Withdrawal charge as a percentage of the amount withdrawn (deducted when you surrender your certificate or make certain withdrawals)	0%

Special services charges

• Wire transfer charge(1)	$90 (current and maximum)

• Express mail charge(1)	$35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you own the certificate, not including underlying trust portfolio fees and expenses.
Charges we deduct from your account value on each contract date anniversary
Maximum annual administrative charge	$0

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
Separate account annual expenses(2)	0.40%

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the certificate. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(3)	Lowest 0.58%	Highest 1.37%

Notes:

(1)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(2)	For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit.
(3)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Examples: EQUI-VEST® VantageSM ACTS Contracts

These examples are intended to help you compare the cost of investing in the EQUI-VEST® VantageSM ACTS contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical certificate holder would pay in the situations illustrated.

We assume that the Contract Year and Participation Year are the same. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options and the guaranteed interest option are not covered by the fee table and examples. However, the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options and the guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

8

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a) assuming maximum fees and expenses of any of the Portfolios	N/A	$1,021	$1,500	$2,822	$217	$671	$1,150	$2,472
(b) assuming minimum fees and expenses of any of the Portfolios	N/A	$768	$1,073	$1,938	$134	$418	$723	$1,588

Condensed financial information

Please see Appendix I at the end of this Supplement for the unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 2019.

4.	THE FOLLOWING INFORMATION IS ADDED TO THE CHART IN THE SECTION ENTITLED “HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT” IN “CONTRACT FEATURES AND BENEFITS” IN THE PROSPECTUS:

Contract type	Source of contributions	Limitations on contributions
EQUI-VEST® VantageSM ACTS

•   Salary Reduction Contributions (Elective Deferral Contributions): Contributions under a salary reduction agreement that an employee enters into with the Employer under the Plan, including designated Roth contributions under Section 402A of the Code.

•   Additional “catch-up” contributions.

•   Rollover Contributions: Contributions of eligible rollover distributions directly or indirectly from another eligible retirement arrangement.

•   For 2020, maximum amount of employer and employee contributions is generally the lesser of $57,000 or 100% of compensation with maximum salary reduction contribution of $19,500.

•   If your employer’s plan permits and you are at least age 50 at any time during 2020, additional salary reduction “catch-up” contributions totalling up to $6,500 can be made.

EQUI-VEST® VantageSM ACTS (continued)	• Direct Transfer Contributions: Amounts directly transferred (either a plan-to-plan direct transfer or a contract exchange under the same 403(b) plan).

•   All salary reduction contributions (whether pre-tax or designated Roth) may not exceed the total maximum for the year (for 2020, $19,500 and age 50 catch-up of $6,500).

•   After lifetime required minimum distributions must start, rollover or direct transfer contributions must be net of required minimum distributions.

•   Different sources of contributions and earnings may be subject to withdrawal restrictions.

5.

THE LAST SENTENCE OF THE SECOND PARAGRAPH FOLLOWING THE CHART UNDER “HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT” IN “CONTRACT FEATURES AND BENEFITS” IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

We may also refuse to accept any contribution if the sum of all contributions under all the Company’s accumulation annuities in which a participant has an interest would then total more than $2,500,000.

6.	THE FIRST PARAGRAPH UNDER “OWNER AND ANNUITANT REQUIREMENTS” IN “CONTRACT FEATURES AND BENEFITS” IN THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

For the following employer-funded programs, the employee must be the owner on the contract: SEP-IRA, SARSEP IRA, SIMPLE IRA, TSA, University TSA (other than EQUI-VEST® VantageSM ACTS contracts) and Annuitant-Owned HR-10.

9

7.	THE FINAL PARAGRAPH UNDER “GUARANTEED INTEREST OPTION,” IN “CONTRACT FEATURES AND BENEFITS” IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING PARAGRAPH:

For certificates issued on or before August 24, 2012, the minimum yearly guaranteed interest rate for 2020 is 1.50%. Your lifetime minimum guaranteed interest rate is 1.50%. For certificates issued on or after August 27, 2012, the minimum yearly guaranteed interest rate for 2020 is 1.00%. Your lifetime minimum guaranteed interest rate is 1.00%. For all certificates, the minimum yearly guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Also, current rates will never be less than the minimum yearly guaranteed interest rate.

8.

THE SECTION “SELECTING YOUR INVESTMENT METHOD” IN “CONTRACT FEATURES AND BENEFITS” IN THE PROSPECTUS DOES NOT APPLY TO EQUI-VEST® VANTAGESM ACTS AND IS DELETED IN ITS ENTIRETY. A NEW SECTION IS ADDED AS FOLLOWS:

Temporary removal of transfer restrictions

From time to time, we may remove certain restrictions that apply. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions.

The transfer and withdrawal restrictions described in Items 9. and 10. of this Supplement apply to participation certificates issued on or before August 24, 2012 only. They do not apply to participation certificates issued after this date. For certificates issued on or after August 27, 2012, the Company reserves the right to prohibit transfers to the guaranteed interest option in the first participation year.

9.	THE SEVENTH BULLET UNDER “TRANSFERRING YOUR ACCOUNT VALUE” IN “TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS” IN THE PROSPECTUS IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

•	The maximum amount that may be transferred from the guaranteed interest option to any investment option in any participation year is the greatest of:

(a)	25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b)

the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

(c)	25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.

•

We reserve the right to not permit transfers into the guaranteed interest option in the first participation year. After the first participation year, we also reserve the right to prohibit a transfer into the guaranteed interest option if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

10.	A NEW SUBSECTION IS ADDED IMMEDIATELY AFTER THE CHART UNDER “WITHDRAWING YOUR ACCOUNT VALUE” IN “ACCESSING YOUR MONEY” IN THE PROSPECTUS AS FOLLOWS:

Restrictions on withdrawals from the Guaranteed Interest Option:

The maximum amount that may be withdrawn from the guaranteed interest option in any participation year is the greatest of:

(a)	25% of the amount you have in the guaranteed interest option on the last day of the prior participation year; or

(b)

the sum of the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options plus amounts withdrawn from your account balance under the contract in the prior participation year (including any amounts withdrawn for a plan-to-plan direct transfer or a contract exchange under the same plan, but not including any amounts that were withdrawn as a result of a distributable event as set forth in the contract); or

(c)	25% of amounts transferred or allocated to the guaranteed interest option during the current participation year.

These limitations are more fully described in your participation certificate.

11.	THE FOLLOWING IS ADDED AS THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER “LOANS UNDER TSA, GOVERNMENTAL EMPLOYER EDC AND CORPORATE TRUSTEED CONTRACTS” IN “ACCESSING YOUR MONEY” IN THE PROSPECTUS:

Any participant loan requests require contract holder approval.

10

12.	THE FOLLOWING IS ADDED AFTER THE SECTION ENTITLED “TERMINATION” IN “ACCESSING YOUR MONEY” IN THE PROSPECTUS:

EQUI-VEST® VantageSM ACTS Termination of Participation

We may terminate the participant’s participation under the EQUI-VEST® VantageSM ACTS contract and pay that participant the account value under the certificate if:

(1)	the account value under the certificate is less than $500 and that participant has not made contributions under the certificate for a period of three years;

(2)	a participant requests a partial withdrawal that reduces the account value under the certificate to an amount of less than $500;

(3)	a participant has not made any contributions under the certificate within 120 days from his or her participation date; or

(4)	the plan is no longer qualified under Section 403(b) of the Code and the EQUI-VEST® VantageSM ACTS contract is terminated by us.

We will deduct the amount of any outstanding loan balance from the account value when we terminate a participant’s participation under the contract.

The contract holder may discontinue an EQUI-VEST® VantageSM ACTS contract. Discontinuance of a contract means that the contract holder will not permit any further salary deferrals to be made under the contract. If and as permitted by the plan, and subject to the annual withdrawal restriction from the guaranteed interest option, the participant may withdraw any portion of the account value under the certificate and: (i) transfer, exchange or directly roll over such amounts to the employer-designated funding vehicle; (ii) directly roll over such amounts to another eligible retirement plan; (iii) retain such amounts, if permitted under federal tax law; or (iv) maintain such account value with us.

An EQUI-VEST® VantageSM ACTS contract may be terminated only after all participation under the contract is terminated.

13.	THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER “FOR ALL SERIES ISSUED IN NEW YORK — FIXED MATURITY OPTIONS(1)” IN “CHARGES AND EXPENSES” IN THE PROSPECTUS:

Charges under EQUI-VEST® VantageSM ACTS Contracts

Charge against the Separate Account

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate of 0.40% of daily net assets attributable to all certificates under the group contract.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the certificates than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the certificates. A participant’s participation certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST® VantageSM ACTS contracts.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

11

14.

THE SECOND PARAGRAPH IN “DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS” UNDER “WITHDRAWAL RESTRICTIONS — SALARY REDUCTION CONTRIBUTIONS” IN “TAX INFORMATION” IN THE PROSPECTUS IS AMENDED IN THE FOLLOWING MANNER:

The phrase in the first sentence of the paragraph “or to your account balance attributable to employer contributions” is deleted in its entirety.

15.	IN “DISTRIBUTION OF THE CONTRACTS”, PLEASE NOTE THE FOLLOWING:

The contribution-based compensation described in the subsection entitled, “Equitable Advisors Compensation” applies to all participation certificates issued on or before August 24, 2012. For participation certificates issued after this date, the following replaces the first paragraph of this section:

The Company pays compensation to Equitable Advisors to reimburse Equitable Advisors for salaries paid to financial professionals that are involved in the establishment of new participation certificates. The salaries paid to financial professionals are predetermined amounts and are not based on contributions to the participation certificates.

12

Appendix I: Condensed financial information

The following table shows the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.40%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

EQUI-VEST® VantageSM ACTS contracts

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.40%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the year ending December 31,
	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT GAMCO Small Company Value
Unit value	$107.99	$149.63	$153.61	$144.27	$177.14	$204.83	$172.22	$211.58
Number of units outstanding (000’s)	—	2	3	4	5	6	7	10
1290 VT Socially Responsible
Unit value	$101.42	$135.70	$153.55	$153.66	$168.29	$201.82	$192.22	$249.39
Number of units outstanding (000’s)	2	2	3	4	4	4	4	4
EQ/400 Managed Volatility
Unit value	$104.96	$137.65	$149.17	$143.95	$171.59	$196.93	$172.07	$214.11
Number of units outstanding (000’s)	—	1	2	2	3	4	4	5
EQ/Common Stock Index
Unit value	$101.97	$134.54	$150.16	$149.47	$166.28	$199.52	$187.19	$242.81
Number of units outstanding (000’s)	10	11	11	11	11	11	11	10
EQ/Core Bond Index
Unit value	$101.06	$99.05	$101.04	$101.08	$102.06	$103.14	$102.98	$108.99
Number of units outstanding (000’s)	7	8	9	9	9	9	9	9
EQ/Equity 500 Index
Unit value	$101.23	$132.60	$149.21	$149.79	$165.94	$200.06	$189.42	$246.54
Number of units outstanding (000’s)	38	39	43	45	44	44	42	44
EQ/Franklin Balanced Managed Volatility
Unit value	$102.12	$116.54	$123.27	$119.06	$130.96	$143.50	$136.78	$158.79
Number of units outstanding (000’s)	—	—	1	1	—	—	—	1
EQ/International Core Managed Volatility
Unit value	$109.68	$129.07	$91.71	$87.37	$87.21	$109.71	$93.00	$113.43
Number of units outstanding (000’s)	—	—	—	1	—	1	1	1
EQ/International Equity Index
Unit value	$109.85	$132.91	$123.24	$120.13	$122.27	$150.07	$126.79	$154.24
Number of units outstanding (000’s)	—	—	2	3	5	7	8	10
EQ/International Value Managed Volatility
Unit value	$109.45	$130.08	$120.26	$115.99	$116.39	$143.02	$118.95	$145.32
Number of units outstanding (000’s)	38	39	39	39	38	36	36	35

I-1

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.40%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.  (continued)

	For the year ending December 31,
	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Janus Enterprise
Unit value	$102.88	$141.96	$140.39	$132.15	$125.92	$160.41	$156.91	$213.26
Number of units outstanding (000’s)	—	—	1	1	1	2	4	6
EQ/JPMorgan Value Opportunities
Unit value	$104.59	$141.45	$161.14	$156.83	$189.84	$222.58	$187.54	$238.22
Number of units outstanding (000’s)	—	—	1	2	2	2	2	3
EQ/Large Cap Value Managed Volatility
Unit value	$103.13	$136.08	$152.11	$145.41	$167.02	$189.41	$169.93	$212.30
Number of units outstanding (000’s)	26	26	25	25	23	23	22	21
EQ/Loomis Sayles Growth
Unit value	$99.99	$126.74	$136.11	$151.19	$160.84	$215.61	$208.34	$272.53
Number of units outstanding (000’s)	—	—	—	—	1	2	3	4
EQ/MFS International Growth
Unit value	$108.44	$122.75	$116.14	$115.90	$117.72	$154.84	$139.77	$177.14
Number of units outstanding (000’s)	—	2	3	4	5	7	8	8
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	$150.30	$186.67
Number of units outstanding (000’s)	—	—	—	—	—	—	8	12
EQ/Mid Cap Index
Unit value	$105.09	$138.77	$150.64	$145.75	$174.07	$200.22	$176.10	$219.91
Number of units outstanding (000’s)	41	42	43	43	44	44	44	45
EQ/Moderate Allocation
Unit value	$102.42	$115.38	$118.40	$116.89	$122.66	$135.67	$128.68	$148.08
Number of units outstanding (000’s)	27	30	30	30	27	26	24	23
EQ/Money Market
Unit value	$99.85	$99.45	$99.05	$98.66	$98.26	$98.26	$99.12	$100.22
Number of units outstanding (000’s)	3	2	2	2	4	2	7	6
EQ/Small Company Index
Unit value	$104.81	$143.48	$149.84	$142.42	$170.97	$194.15	$171.49	$213.87
Number of units outstanding (000’s)	41	42	42	42	42	43	42	44
EQ/T. Rowe Price Growth Stock
Unit value	$101.45	$139.36	$150.80	$165.55	$167.10	$221.97	$217.50	$284.01
Number of units outstanding (000’s)	21	24	25	25	25	25	25	27
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	$67.40	$67.81
Number of units outstanding (000’s)	—	—	—	—	—	—	7	9
Multimanager Core Bond
Unit value	$101.59	$98.80	$102.09	$101.82	$104.09	$106.78	$105.93	$113.30
Number of units outstanding (000’s)	—	2	2	3	3	3	3	4

I-2

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.40%. Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.  (continued)

	For the year ending December 31,
	2012	2013	2014	2015	2016	2017	2018	2019
Multimanager Mid Cap Value
Unit value	$106.24	$143.47	$150.53	$141.60	$167.95	$182.79	$158.84	$197.71
Number of units outstanding (000’s)	—	—	1	—	1	1	1	1
Target 2015 Allocation
Unit value	$103.12	$117.16	$120.15	$117.38	$123.50	$136.91	$130.49	$149.46
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—
Target 2025 Allocation
Unit value	$103.50	$122.78	$127.22	$124.12	$132.80	$152.66	$142.70	$169.67
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—
Target 2035 Allocation
Unit value	$103.77	$126.36	$131.50	$128.32	$138.06	$161.94	$149.72	$182.42
Number of units outstanding (000’s)	—	—	1	1	1	1	1	2
Target 2045 Allocation
Unit value	$104.11	$129.85	$135.51	$131.97	$142.86	$170.31	$156.08	$193.30
Number of units outstanding (000’s)	—	—	—	1	—	1	1	1

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

I-3

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

•	EQUI-VEST® TSA contracts (Series 200)(1) offered to Employees of certain non-profit organizations within the State of Oregon

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

We offer the EQUI-VEST® series 200 contracts, as described below (“Modified Oregon TSA Contracts”), to fund plans that meet the requirements of Internal Revenue Code Section 403(b) (“Section 403(b) plans”) sponsored by certain Section 501(c)(3) non-profit organizations, within the State of Oregon (“employer”). Modified Oregon TSA Contracts are available only when an employer (i) makes contributions to a Section 403(b) plan; (ii) has entered into an agreement with us that permits us to offer Modified Oregon TSA Contracts as a funding vehicle for its 403(b) plan; and (iii) has at least $10 million in existing assets to fund Modified Oregon TSA Contracts in its 403(b) plan.

This Supplement describes the material differences between the series 200 contracts described in the prospectus and the Modified Oregon TSA Contracts. Certain of the modifications relate to the separate account asset-based charges for the variable investment options under Modified Oregon TSA Contracts. These charges are lowered from a maximum of 1.49% on certain variable investment options to 0.90% on all variable investment options. The Class IB/B shares of either EQ Premier VIP Trust or EQ Advisors Trust (the “Trusts”) are available under Modified Oregon TSA Contracts. The series 200 contracts described in the prospectus include Class IA shares of certain Trusts, which are not offered under Modified Oregon TSA Contracts.

For purposes of this Supplement, the term “annuitant” refers to holders of current contracts (contract number 11947CT-I(1), and certificate numbers 11934T(1) and 92TSAAOR00) and the Modified Oregon TSA Contracts offered hereunder. Terms and other provisions not defined or modified in this Supplement are the same as in the prospectus.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the prospectus.)

The first bullet in “Fees and charges” under “EQUI-VEST® employer-sponsored retirement programs at a glance — key features” section in the prospectus has been modified for Oregon TSA Contracts, as follows:

We deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.

(1)	For in-force contracts, your contract series may be Series 100.

FOR USE ONLY IN THE STATE OF OREGON

#791477

Fee table

The following tables are applicable to Modified Oregon TSA Contracts and describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Please also see the discussion of the modifications to “charges and expenses” as set forth later in this Supplement.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

Charges we deduct from your account at the time you request certain transactions
Withdrawal charge as a percentage of the amount withdrawn (deducted if you surrender your contract or make certain withdrawals).	0%

The withdrawal charge is waived; therefore all references in the prospectus to “withdrawal charge” or “10% free withdrawal amount” are deleted in their entirety.

Special services charges

• Wire transfer charge(1)	$90 (current and maximum)

• Express mail charge(1)	$35 (current and maximum)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.

Charges we deduct from your account value on each contract date anniversary
Annual administrative charge:	$0
The annual administrative charge is waived; therefore all references in the prospectus to “annual administrative charge” or “administrative charge” are deleted in their entirety.

Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets

Separate account annual expenses:

Mortality and expense risks(2)	0.65%

Other expenses(3)	0.25%

Total Separate Account A annual expenses(4)	0.90%

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(5)	Lowest 0.58%	Highest 1.93%

Notes:

(1)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(2)	A portion of this charge is for providing the death benefit.
(3)	This charge is for financial accounting and other administrative services relating to the contract.
(4)	Total Separate Account A charges annual expenses of the variable investment options (not including the Trusts’ fees and other expenses) are guaranteed not to exceed a total annual rate of 0.90%.
(5)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

2

The section entitled “Charges under the contracts” under “Charges and expenses” section in the prospectus has been modified as follows:

Mortality and expense risks charge.  The following information replaces the first paragraph of this section.

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the minimum death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

Charge for other expenses.  The following information replaces this section in its entirety:

We deduct this daily charge from the net assets in each variable investment option. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. The charge is to reimburse us for the cost of financial accounting services we provide under the contracts.

3

Condensed financial information

EQUI-VEST® Modified Oregon TSA Contract

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.33	$105.90	$101.03	$108.74	$118.13	$112.24	$131.36
Number of units outstanding (000’s)	—	—	—	—	1	1	3	1	2	3
1290 VT Equity Income
Unit value	$113.13	$111.67	$130.28	$170.11	$183.20	$178.46	$199.82	$229.39	$200.74	$247.11
Number of units outstanding (000’s)	13	15	17	24	24	23	24	22	21	20
1290 VT GAMCO Mergers & Acquisitions
Unit value	$128.75	$129.31	$134.87	$148.34	$149.42	$151.95	$162.17	$170.65	$160.80	$173.10
Number of units outstanding (000’s)	3	4	5	6	6	7	7	6	6	6
1290 VT GAMCO Small Company Value
Unit value	$189.25	$180.99	$211.38	$291.41	$297.64	$278.15	$339.81	$390.96	$327.05	$399.80
Number of units outstanding (000’s)	37	54	67	92	103	114	125	131	140	148
1290 VT High Yield Bond
Unit value	—	—	—	$101.58	$102.59	$98.52	$109.09	$115.11	$111.54	$124.81
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	4
1290 VT Socially Responsible
Unit value	$81.53	$81.02	$93.73	$124.77	$140.48	$139.88	$152.42	$181.87	$172.35	$222.49
Number of units outstanding (000’s)	5	5	5	7	7	8	9	9	9	10
All Asset Growth-Alt 20
Unit value	$119.19	$113.99	$126.51	$143.08	$145.18	$138.18	$150.03	$172.32	$157.85	$186.30
Number of units outstanding (000’s)	2	4	7	10	12	12	13	17	18	16
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.50	$100.55	$99.57	$101.44	$103.84	$101.99	$110.25
Number of units outstanding (000’s)	—	—	—	1	6	11	18	18	21	25
CharterSM Multi-Sector Bond
Unit value	$96.10	$100.07	$104.45	$102.61	$104.11	$151.59	$154.64	$156.68	$154.48	$163.67
Number of units outstanding (000’s)	5	5	4	5	4	20	20	19	20	21
CharterSM Small Cap Growth
Unit value	$132.65	$110.84	$122.33	$179.16	$172.91	$161.00	$174.48	$215.03	$202.37	$266.82
Number of units outstanding (000’s)	4	5	5	5	5	5	5	5	4	5
CharterSM Small Cap Value
Unit value	$182.96	$164.97	$190.90	$270.01	$253.90	$218.57	$271.27	$299.20	$257.99	$318.68
Number of units outstanding (000’s)	13	12	11	13	12	11	10	10	9	9
EQ/400 Managed Volatility
Unit value	$119.90	$109.05	$125.86	$164.25	$177.09	$170.04	$201.68	$230.30	$200.22	$247.88
Number of units outstanding (000’s)	—	—	—	1	1	1	2	2	2	3
EQ/500 Managed Volatility
Unit value	$115.50	$110.17	$125.36	$162.66	$181.49	$180.51	$198.61	$237.69	$221.26	$284.84
Number of units outstanding (000’s)	—	—	1	1	1	2	2	3	3	4

4

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/2000 Managed Volatility
Unit value	$123.95	$109.88	$125.70	$171.15	$176.49	$165.98	$198.25	$223.70	$195.26	$240.80
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	2	2
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.50	$119.15	$123.72	$121.85	$125.31	$140.21	$130.86	$150.17
Number of units outstanding (000’s)	—	—	—	1	2	3	4	4	3	4
EQ/AB Small Cap Growth
Unit value	$156.68	$154.27	$176.70	$241.96	$248.36	$337.88	$376.97	$458.28	$418.36	$529.86
Number of units outstanding (000’s)	4	4	4	5	4	16	15	15	16	18
EQ/Aggressive Allocation
Unit value	$135.74	$124.42	$140.78	$176.39	$183.05	$178.21	$192.13	$226.77	$205.14	$253.07
Number of units outstanding (000’s)	120	155	191	255	283	301	313	320	325	327
EQ/Balanced Strategy
Unit value	—	—	$103.55	$116.64	$120.67	$118.82	$124.79	$135.86	$129.00	$147.89
Number of units outstanding (000’s)	—	—	1	3	4	6	8	8	8	8
EQ/BlackRock Basic Value Equity
Unit value	$171.74	$164.91	$185.71	$253.48	$275.57	$262.33	$306.68	$328.58	$299.51	$366.38
Number of units outstanding (000’s)	4	6	6	10	11	82	89	87	84	83
EQ/Capital Guardian Research
Unit value	$122.49	$126.25	$146.89	$191.81	$210.07	$212.16	$227.96	$283.38	$267.23	$351.90
Number of units outstanding (000’s)	23	16	14	14	14	14	14	13	12	12
EQ/ClearBridge Large Cap Growth
Unit value	$116.19	$108.38	$129.35	$178.27	$183.38	$184.04	$183.99	$229.00	$226.14	$295.83
Number of units outstanding (000’s)	11	17	20	29	33	34	34	28	26	24
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.15	$86.31	$97.68	$125.14	$136.04	$131.61	$147.59	$167.04	$148.86	$196.99
Number of units outstanding (000’s)	6	6	6	8	8	8	8	7	7	6
EQ/Common Stock Index
Unit value	$91.54	$91.20	$104.47	$137.15	$152.30	$315.63	$349.36	$417.10	$389.35	$502.50
Number of units outstanding (000’s)	22	20	18	15	14	43	41	40	40	41
EQ/Conservative Allocation
Unit value	$123.01	$124.22	$128.74	$133.12	$135.37	$133.82	$136.50	$141.97	$138.49	$149.92
Number of units outstanding (000’s)	24	31	37	46	56	58	58	54	52	50
EQ/Conservative Growth Strategy
Unit value	—	—	$102.93	$112.73	$115.97	$114.40	$119.00	$127.34	$122.09	$137.19
Number of units outstanding (000’s)	—	—	1	1	1	2	2	2	2	3
EQ/Conservative Strategy
Unit value	—	—	$101.61	$105.11	$106.87	$105.73	$107.74	$111.34	$108.79	$117.45
Number of units outstanding (000’s)	—	—	1	1	2	1	2	2	2	2

5

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Conservative-Plus Allocation
Unit value	$125.60	$123.59	$131.51	$143.67	$146.88	$144.61	$150.09	$161.86	$154.55	$173.81
Number of units outstanding (000’s)	50	65	79	96	103	113	117	122	127	129
EQ/Core Bond Index
Unit value	$116.78	$121.28	$123.99	$120.91	$122.72	$122.14	$122.72	$123.39	$122.58	$129.09
Number of units outstanding (000’s)	16	17	22	26	31	35	39	42	45	49
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.70	$90.88	$73.72	$80.15	$106.44	$89.40	$104.64
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	3	4
EQ/Equity 500 Index
Unit value	$112.13	$112.80	$128.81	$167.88	$187.96	$349.87	$385.70	$462.67	$435.86	$564.46
Number of units outstanding (000’s)	14	14	15	29	32	74	81	92	105	113
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$195.89	$254.45
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	30	31
EQ/Franklin Balanced Managed Volatility
Unit value	$101.84	$101.01	$111.34	$126.42	$133.05	$127.85	$139.94	$152.57	$144.68	$167.13
Number of units outstanding (000’s)	12	12	11	14	16	20	19	19	17	17
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$101.33	$90.80	$105.13	$142.40	$144.12	$133.49	$165.18	$182.90	$157.98	$196.47
Number of units outstanding (000’s)	3	3	2	3	3	3	2	2	2	2
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.12	$78.72	$89.49	$109.34	$114.29	$110.08	$119.46	$136.09	$123.18	$149.17
Number of units outstanding (000’s)	8	9	10	12	13	15	15	13	15	14
EQ/Global Bond PLUS
Unit value	$121.72	$125.93	$129.44	$125.05	$125.03	$119.19	$118.92	$123.33	$120.23	$126.55
Number of units outstanding (000’s)	12	19	23	24	25	25	27	26	28	27
EQ/Global Equity Managed Volatility
Unit value	$342.45	$297.57	$344.97	$411.47	$414.64	$340.45	$352.51	$440.46	$383.39	$475.96
Number of units outstanding (000’s)	3	3	2	6	6	35	37	38	39	40
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$145.83	$189.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	13	13
EQ/Intermediate Government Bond
Unit value	$144.85	$151.15	$151.25	$147.43	$148.34	$174.77	$173.98	$173.00	$172.87	$178.45
Number of units outstanding (000’s)	2	2	2	2	1	6	5	5	5	5
EQ/International Core Managed Volatility
Unit value	$126.25	$103.93	$119.79	$139.51	$129.63	$122.89	$122.05	$152.77	$128.85	$156.35
Number of units outstanding (000’s)	23	28	30	33	46	49	52	53	58	55

6

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/International Equity Index
Unit value	$105.51	$91.81	$105.78	$127.34	$117.49	$140.22	$142.01	$173.42	$145.78	$176.46
Number of units outstanding (000’s)	12	12	11	19	19	59	61	66	74	79
EQ/International Managed Volatility
Unit value	$111.66	$92.90	$107.33	$128.82	$119.43	$115.51	$114.34	$140.79	$119.36	$143.65
Number of units outstanding (000’s)	—	1	1	2	3	3	4	4	6	7
EQ/International Value Managed Volatility
Unit value	$134.27	$111.55	$129.86	$153.56	$141.26	$135.56	$135.34	$165.48	$136.94	$166.45
Number of units outstanding (000’s)	49	44	46	52	51	50	50	48	48	46
EQ/Invesco Comstock
Unit value	$105.39	$102.37	$120.13	$160.76	$173.52	$161.31	$187.63	$219.38	$190.45	$235.89
Number of units outstanding (000’s)	4	4	5	8	24	28	27	27	26	28
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$150.21	$182.38
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	34	34
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$113.06	$143.65
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	21	23
EQ/Janus Enterprise
Unit value	$173.65	$158.84	$171.19	$235.04	$231.27	$216.60	$205.36	$260.30	$253.33	$342.58
Number of units outstanding (000’s)	27	45	60	67	69	71	72	71	76	77
EQ/JPMorgan Value Opportunities
Unit value	$111.64	$104.85	$120.58	$162.26	$183.92	$180.08	$216.88	$253.02	$212.12	$268.08
Number of units outstanding (000’s)	1	1	1	1	1	11	14	23	35	35
EQ/Large Cap Core Managed Volatility
Unit value	$96.54	$91.62	$104.40	$136.11	$150.56	$149.76	$163.00	$197.00	$182.67	$235.27
Number of units outstanding (000’s)	5	5	5	5	6	6	7	6	6	6
EQ/Large Cap Growth Index
Unit value	$78.93	$80.07	$91.03	$119.52	$132.94	$138.15	$145.60	$186.46	$180.59	$242.21
Number of units outstanding (000’s)	14	18	23	27	34	44	55	62	70	81
EQ/Large Cap Growth Managed Volatility
Unit value	$99.88	$95.36	$107.48	$144.21	$158.75	$182.80	$191.14	$244.77	$235.34	$311.86
Number of units outstanding (000’s)	5	5	4	6	24	74	70	65	63	59
EQ/Large Cap Value Index
Unit value	$60.50	$59.76	$69.05	$90.04	$100.49	$95.17	$109.86	$123.03	$111.08	$138.29
Number of units outstanding (000’s)	6	19	20	32	38	43	48	52	58	67
EQ/Large Cap Value Managed Volatility
Unit value	$104.20	$98.03	$112.55	$147.76	$164.33	$158.36	$180.99	$204.22	$182.29	$226.60
Number of units outstanding (000’s)	17	16	15	31	30	53	51	50	49	47

7

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$100.33	$118.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	97	103
EQ/Loomis Sayles Growth
Unit value	$128.52	$131.03	$146.18	$184.38	$197.01	$217.73	$230.48	$307.42	$295.55	$384.67
Number of units outstanding (000’s)	5	7	8	8	8	8	14	16	16	17
EQ/MFS International Growth
Unit value	$151.63	$134.16	$159.14	$179.23	$168.73	$167.54	$169.32	$221.59	$199.01	$250.95
Number of units outstanding (000’s)	16	25	34	40	39	41	46	52	58	63
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$183.36	$228.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	27	32
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$170.28	$230.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	40
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$321.63	$432.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	14	16
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$184.02	$227.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	35	37
EQ/Mid Cap Index
Unit value	$119.83	$115.90	$134.47	$176.67	$190.82	$183.70	$218.30	$249.83	$218.63	$271.64
Number of units outstanding (000’s)	54	55	57	73	85	98	114	129	141	153
EQ/Mid Cap Value Managed Volatility
Unit value	$170.75	$153.26	$180.17	$237.61	$261.07	$201.66	$235.17	$261.78	$224.92	$282.15
Number of units outstanding (000’s)	8	7	6	12	12	33	31	29	27	24
EQ/Moderate Allocation
Unit value	$127.21	$123.38	$133.44	$149.58	$153.13	$239.50	$250.70	$276.57	$261.58	$300.18
Number of units outstanding (000’s)	15	15	15	11	11	28	26	23	21	18
EQ/Moderate Growth Strategy
Unit value	—	—	$104.17	$120.66	$125.56	$123.45	$130.96	$145.10	$136.41	$159.49
Number of units outstanding (000’s)	—	—	1	3	7	11	13	15	17	21
EQ/Moderate-Plus Allocation
Unit value	$136.66	$128.72	$142.26	$168.88	$173.67	$169.88	$180.59	$205.63	$189.84	$225.74
Number of units outstanding (000’s)	246	297	342	393	417	425	434	433	431	427
EQ/Money Market
Unit value	$111.89	$110.88	$109.88	$108.89	$107.92	$134.65	$133.45	$132.78	$133.25	$134.06
Number of units outstanding (000’s)	—	—	—	—	—	33	27	27	30	27

8

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Oppenheimer Global
Unit value	$107.16	$97.04	$115.76	$144.92	$146.19	$149.48	$148.20	$199.18	$170.80	$221.88
Number of units outstanding (000’s)	6	8	9	15	17	19	19	20	23	25
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.99	$97.27	$94.11	$102.89	$104.93	$102.57	$109.94
Number of units outstanding (000’s)	—	—	—	1	5	11	17	20	24	25
EQ/PIMCO Ultra Short Bond
Unit value	$111.38	$110.17	$110.81	$109.90	$108.82	$107.54	$108.70	$109.76	$109.81	$111.59
Number of units outstanding (000’s)	28	27	28	32	33	33	32	30	31	31
EQ/Quality Bond PLUS
Unit value	$147.22	$147.68	$150.23	$145.48	$148.36	$182.64	$183.13	$184.01	$182.56	$191.11
Number of units outstanding (000’s)	4	4	4	4	3	11	10	9	9	9
EQ/Small Company Index
Unit value	$164.72	$156.72	$179.44	$244.43	$253.98	$240.19	$286.90	$324.16	$284.89	$353.51
Number of units outstanding (000’s)	26	25	26	31	33	34	37	39	42	47
EQ/T. Rowe Price Growth Stock
Unit value	$108.29	$105.23	$124.02	$169.52	$182.51	$199.36	$200.22	$264.63	$258.00	$335.19
Number of units outstanding (000’s)	27	45	62	71	72	80	84	88	95	102
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.15	$80.10	$94.73	$119.17	$119.40	$115.20	$120.19	$144.46	$125.67	$150.63
Number of units outstanding (000’s)	7	8	8	11	12	14	14	13	13	12
EQ/UBS Growth and Income
Unit value	$117.08	$112.75	$126.12	$169.40	$192.12	$187.67	$204.86	$246.23	$211.26	$286.41
Number of units outstanding (000’s)	2	2	2	3	4	7	8	9	9	10
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$67.13	$67.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	5	6
Invesco V.I. High Yield Fund
Unit value	—	$95.26	$110.41	$116.82	$117.60	$112.62	$123.69	$130.08	$124.26	$139.35
Number of units outstanding (000’s)	—	—	3	4	6	7	9	10	11	13
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$114.82	$106.39	$116.62	$148.47	$153.27	$145.39	$163.05	$185.26	$162.29	$201.10
Number of units outstanding (000’s)	—	1	2	2	3	3	3	4	5	5
Invesco V.I. Small Cap Equity Fund
Unit value	$124.50	$122.16	$137.59	$186.92	$189.10	$176.64	$195.78	$220.65	$185.26	$231.92
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	1	1
Ivy VIP High Income
Unit value	$106.38	$110.97	$130.46	$142.86	$144.28	$133.68	$153.92	$162.73	$157.84	$173.93
Number of units outstanding (000’s)	—	4	18	35	52	66	78	87	99	107
Ivy VIP Small Cap Growth
Unit value	$112.82	$99.95	$104.16	$147.99	$148.99	$150.43	$153.43	$187.20	$177.87	$217.46
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3

9

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.  (continued)

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
MFS® Investors Trust Series
Unit value	$115.04	$111.25	$131.01	$171.04	$187.65	$185.88	$199.53	$243.27	$227.31	$295.65
Number of units outstanding (000’s)	—	—	1	1	2	2	2	2	2	4
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$191.84	$201.23	$255.46	$254.61	$352.20
Number of units outstanding (000’s)	—	—	—	—	—	3	4	4	4	7
Multimanager Aggressive Equity
Unit value	$62.06	$57.71	$65.40	$89.07	$97.85	$164.04	$168.38	$217.80	$215.63	$285.29
Number of units outstanding (000’s)	19	14	14	11	10	18	16	13	12	11
Multimanager Core Bond
Unit value	$142.14	$149.04	$155.78	$150.75	$154.99	$153.79	$156.43	$159.68	$157.61	$167.72
Number of units outstanding (000’s)	10	13	16	16	17	18	19	19	20	21
Multimanager Mid Cap Growth
Unit value	$122.48	$111.81	$127.92	$177.69	$184.65	$180.20	$190.69	$239.36	$223.50	$294.49
Number of units outstanding (000’s)	6	6	7	10	10	11	11	12	12	11
Multimanager Mid Cap Value
Unit value	$158.75	$136.35	$155.14	$208.47	$217.62	$203.69	$240.37	$260.30	$225.07	$278.73
Number of units outstanding (000’s)	7	8	9	11	11	10	10	10	11	11
Multimanager Technology
Unit value	$122.00	$115.08	$129.35	$173.81	$195.59	$206.03	$222.44	$306.69	$310.88	$424.76
Number of units outstanding (000’s)	10	10	12	12	13	14	15	15	16	17
Target 2015 Allocation
Unit value	$103.90	$100.06	$109.93	$124.27	$126.80	$123.26	$129.03	$142.33	$134.97	$153.81
Number of units outstanding (000’s)	14	14	16	18	15	17	17	12	7	7
Target 2025 Allocation
Unit value	$101.54	$96.70	$108.15	$127.64	$131.59	$127.75	$135.99	$155.55	$144.67	$171.15
Number of units outstanding (000’s)	15	19	22	29	31	36	36	36	35	35
Target 2035 Allocation
Unit value	$100.20	$94.68	$107.07	$129.72	$134.33	$130.41	$139.61	$162.94	$149.89	$181.70
Number of units outstanding (000’s)	11	13	15	19	22	24	26	28	31	36
Target 2045 Allocation
Unit value	$98.09	$91.83	$105.04	$130.35	$135.35	$131.15	$141.26	$167.57	$152.79	$188.27
Number of units outstanding (000’s)	7	9	11	13	16	19	21	23	27	31
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.18	$84.99	$92.90	$74.25	$48.84	$69.41	$67.43	$47.83	$52.87
Number of units outstanding (000’s)	—	2	6	10	13	17	21	23	25	28

10

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

11

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the May 1, 2020 EQUI-VEST® Employer-Sponsored Retirement Plans Prospectus, Supplement to Prospectus and Statement of Additional Information (“SAI”) for:

•	EQUI-VEST® TSA series 100 and 200 certificates and contracts and EDC series 200 contracts (the “Modified Contracts”) for the Douglas County School District, Colorado.

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company ( the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company offers the Modified Contracts described below to participants in the TSA and EDC Plans for the Douglas County School District, Colorado. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST® series 100 and 200 certificates/ contracts described in the prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A.

Administrative charge.  The annual administrative charge is waived; therefore, all references in the prospectus to “annual administrative charge” or “administrative charge” are deleted in their entirety.

B.	Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

1.	The next to last bullet in “Additional features” under “EQUI-VEST® Employer-Sponsored Retirement Plans at a glance — key features” is deleted in its entirety and replaced with the following:

•	Waiver of withdrawal charge under certain circumstances and contracts. See “Charges and expenses” later in this prospectus.

2.

In the section “Charges and expenses” of the prospectus, under “Withdrawal charge for series 100 and 200 contracts,”“For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts,” the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

No withdrawal charge applies under TSA or EDC contracts if:

•	The annuitant separates from service at any time;

•	The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

•	The annuitant makes a withdrawal to satisfy minimum distribution requirements;

•	The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code;

•	We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant’s life expectancy is six months or less; or

•

The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

— its main function is to provide skilled, intermediate or custodial nursing care;

— it provides continuous room and board to three or more persons;

— it is supervised by a registered nurse or licensed practical nurse;

— it keeps daily medical records of each patient;

— it controls and records all medications dispensed; and

— its primary service is other than to provide housing for residents.

For use with TSA and EDC certificates/contracts of the Douglas County School District, Colorado

#829301

C.	Current total Separate Account A annual expenses. The following changes are made to reflect a change in the current total Separate Account A annual expenses:

1.

The following sentence is added at the end of the first bullet in “Fees and charges” under the “EQUI-VEST® Employer-Sponsored Retirement Plans at a glance — key features” in the prospectus: For series 100 and 200 Modified Contracts only, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

2.	The following footnote (+) is added to “Maximum total Separate Account A annual expenses” under “Fee table” in the prospectus:

(+) For Modified Contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge or other expenses).

3.	The section entitled, “Charges under the contracts” under “Charges and expenses” is modified as follows:

Mortality and expense risks charge. The following information replaces the first paragraph (including the chart) of this section:

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 0.65% of the net assets in each of the variable investment options.

Charge for other expenses. The following information replaces this section in its entirety:

We deduct a daily charge from the net assets in each variable investment option to reimburse us for the cost of financial accounting services we provide under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each of the variable investment options.

D.

Condensed Financial Information. The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

EQUI-VEST® Modified Douglas County School District

The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.33	$105.90	$101.03	$108.74	$118.13	$112.24	$131.36
Number of units outstanding (000’s)	—	—	—	—	1	1	3	1	2	3
1290 VT Equity Income
Unit value	$113.13	$111.67	$130.28	$170.11	$183.20	$178.46	$199.82	$229.39	$200.74	$247.11
Number of units outstanding (000’s)	13	15	17	24	24	23	24	22	21	20
1290 VT GAMCO Mergers & Acquisitions
Unit value	$128.75	$129.31	$134.87	$148.34	$149.42	$151.95	$162.17	$170.65	$160.80	$173.10
Number of units outstanding (000’s)	3	4	5	6	6	7	7	6	6	6
1290 VT GAMCO Small Company Value
Unit value	$189.25	$180.99	$211.38	$291.41	$297.64	$278.15	$339.81	$390.96	$327.05	$399.80
Number of units outstanding (000’s)	37	54	67	92	103	114	125	131	140	148
1290 VT High Yield Bond
Unit value	—	—	—	$101.58	$102.59	$98.52	$109.09	$115.11	$111.54	$124.81
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	4
1290 VT Socially Responsible
Unit value	$81.53	$81.02	$93.73	$124.77	$140.48	$139.88	$152.42	$181.87	$172.35	$222.49
Number of units outstanding (000’s)	5	5	5	7	7	8	9	9	9	10

2

EQUI-VEST® Modified Douglas County School District  (continued)

The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
All Asset Growth-Alt 20
Unit value	$119.19	$113.99	$126.51	$143.08	$145.18	$138.18	$150.03	$172.32	$157.85	$186.30
Number of units outstanding (000’s)	2	4	7	10	12	12	13	17	18	16
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.50	$100.55	$99.57	$101.44	$103.84	$101.99	$110.25
Number of units outstanding (000’s)	—	—	—	1	6	11	18	18	21	25
CharterSM Multi-Sector Bond
Unit value	$141.96	$148.19	$154.67	$151.74	$153.96	$151.59	$154.64	$156.68	$154.48	$163.67
Number of units outstanding (000’s)	8	11	16	16	17	20	20	19	20	21
CharterSM Small Cap Growth
Unit value	$132.65	$110.84	$122.33	$179.16	$172.91	$161.00	$174.48	$215.03	$202.37	$266.82
Number of units outstanding (000’s)	4	5	5	5	5	5	5	5	4	5
CharterSM Small Cap Value
Unit value	$182.96	$164.97	$190.90	$270.01	$253.90	$218.57	$271.27	$299.20	$257.99	$318.68
Number of units outstanding (000’s)	13	12	11	13	12	11	10	10	9	9
EQ/400 Managed Volatility
Unit value	$119.90	$109.05	$125.86	$164.25	$177.09	$170.04	$201.68	$230.30	$200.22	$247.88
Number of units outstanding (000’s)	—	—	—	1	1	1	2	2	2	3
EQ/500 Managed Volatility
Unit value	$115.50	$110.17	$125.36	$162.66	$181.49	$180.51	$198.61	$237.69	$221.26	$284.84
Number of units outstanding (000’s)	—	—	1	1	1	2	2	3	3	4
EQ/2000 Managed Volatility
Unit value	$123.95	$109.88	$125.70	$171.15	$176.49	$165.98	$198.25	$223.70	$195.26	$240.80
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	2	2
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.50	$119.15	$123.72	$121.85	$125.31	$140.21	$130.86	$150.17
Number of units outstanding (000’s)	—	—	—	1	2	3	4	4	3	4
EQ/AB Small Cap Growth
Unit value	$220.99	$218.13	$249.86	$342.12	$351.16	$337.88	$376.97	$458.28	$418.36	$529.86
Number of units outstanding (000’s)	12	14	14	14	15	16	15	15	16	18
EQ/Aggressive Allocation
Unit value	$135.74	$124.42	$140.78	$176.39	$183.05	$178.21	$192.13	$226.77	$205.14	$253.07
Number of units outstanding (000’s)	120	155	191	255	283	301	313	320	325	327
EQ/Balanced Strategy
Unit value	—	—	$103.55	$116.64	$120.67	$118.82	$124.79	$135.86	$129.00	$147.89
Number of units outstanding (000’s)	—	—	1	3	4	6	8	8	8	8
EQ/BlackRock Basic Value Equity
Unit value	$175.97	$168.80	$190.08	$259.45	$282.06	$262.33	$306.68	$328.58	$299.51	$366.38
Number of units outstanding (000’s)	40	54	67	75	79	82	89	87	84	83

3

EQUI-VEST® Modified Douglas County School District  (continued)

The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Capital Guardian Research
Unit value	$122.49	$126.25	$146.89	$191.81	$210.07	$212.16	$227.96	$283.38	$267.23	$351.90
Number of units outstanding (000’s)	23	16	14	14	14	14	14	13	12	12
EQ/ClearBridge Large Cap Growth
Unit value	$116.19	$108.38	$129.35	$178.27	$183.38	$184.04	$183.99	$229.00	$226.14	$295.83
Number of units outstanding (000’s)	11	17	20	29	33	34	34	28	26	24
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.15	$86.31	$97.68	$125.14	$136.04	$131.61	$147.59	$167.04	$148.86	$196.99
Number of units outstanding (000’s)	6	6	6	8	8	8	8	7	7	6
EQ/Common Stock Index
Unit value	$191.06	$190.83	$218.60	$286.97	$318.67	$315.63	$349.36	$417.10	$389.35	$502.50
Number of units outstanding (000’s)	63	58	52	50	47	43	41	40	40	41
EQ/Conservative Allocation
Unit value	$123.01	$124.22	$128.74	$133.12	$135.37	$133.82	$136.50	$141.97	$138.49	$149.92
Number of units outstanding (000’s)	24	31	37	46	56	58	58	54	52	50
EQ/Conservative Growth Strategy
Unit value	—	—	$102.93	$112.73	$115.97	$114.40	$119.00	$127.34	$122.09	$137.19
Number of units outstanding (000’s)	—	—	1	1	1	2	2	2	2	3
EQ/Conservative Strategy
Unit value	—	—	$101.61	$105.11	$106.87	$105.73	$107.74	$111.34	$108.79	$117.45
Number of units outstanding (000’s)	—	—	1	1	2	1	2	2	2	2
EQ/Conservative-Plus Allocation
Unit value	$125.60	$123.59	$131.51	$143.67	$146.88	$144.61	$150.09	$161.86	$154.55	$173.81
Number of units outstanding (000’s)	50	65	79	96	103	113	117	122	127	129
EQ/Core Bond Index
Unit value	$116.78	$121.28	$123.99	$120.91	$122.72	$122.14	$122.72	$123.39	$122.58	$129.09
Number of units outstanding (000’s)	16	17	22	26	31	35	39	42	45	49
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.70	$90.88	$73.72	$80.15	$106.44	$89.40	$104.64
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	3	4
EQ/Equity 500 Index
Unit value	$208.43	$210.20	$240.04	$312.84	$350.25	$349.87	$385.70	$462.67	$435.86	$564.46
Number of units outstanding (000’s)	54	58	61	66	70	74	81	92	105	113
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$217.39	$282.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	61	63
EQ/Franklin Balanced Managed Volatility
Unit value	$101.84	$101.01	$111.34	$126.42	$133.05	$127.85	$139.94	$152.57	$144.68	$167.13
Number of units outstanding (000’s)	12	12	11	14	16	20	19	19	17	17

4

EQUI-VEST® Modified Douglas County School District  (continued)

The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$101.33	$90.80	$105.13	$142.40	$144.12	$133.49	$165.18	$182.90	$157.98	$196.47
Number of units outstanding (000’s)	3	3	2	3	3	3	2	2	2	2
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.12	$78.72	$89.49	$109.34	$114.29	$110.08	$119.46	$136.09	$123.18	$149.17
Number of units outstanding (000’s)	8	9	10	12	13	15	15	13	15	14
EQ/Global Bond PLUS
Unit value	$121.72	$125.93	$129.44	$125.05	$125.03	$119.19	$118.92	$123.33	$120.23	$126.55
Number of units outstanding (000’s)	12	19	23	24	25	25	27	26	28	27
EQ/Global Equity Managed Volatility
Unit value	$288.71	$250.88	$290.84	$346.90	$349.58	$340.45	$352.51	$440.46	$383.39	$475.96
Number of units outstanding (000’s)	21	27	32	33	33	35	37	38	39	40
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$168.67	$218.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	4
EQ/Intermediate Government Bond
Unit value	$171.04	$178.93	$179.04	$174.52	$175.60	$174.77	$173.98	$173.00	$172.87	$178.45
Number of units outstanding (000’s)	3	4	5	5	5	6	5	5	5	5
EQ/International Core Managed Volatility
Unit value	$126.25	$103.93	$119.79	$139.51	$129.63	$122.89	$122.05	$152.77	$128.85	$156.35
Number of units outstanding (000’s)	23	28	30	33	46	49	52	53	58	55
EQ/International Equity Index
Unit value	$129.53	$112.99	$130.18	$156.71	$144.58	$140.22	$142.01	$173.42	$145.78	$176.46
Number of units outstanding (000’s)	47	47	48	50	55	59	61	66	74	79
EQ/International Managed Volatility
Unit value	$111.66	$92.90	$107.33	$128.82	$119.43	$115.51	$114.34	$140.79	$119.36	$143.65
Number of units outstanding (000’s)	—	1	1	2	3	3	4	4	6	7
EQ/International Value Managed Volatility
Unit value	$134.27	$111.55	$129.86	$153.56	$141.26	$135.56	$135.34	$165.48	$136.94	$166.45
Number of units outstanding (000’s)	49	44	46	52	51	50	50	48	48	46
EQ/Invesco Comstock
Unit value	$105.39	$102.37	$120.13	$160.76	$173.52	$161.31	$187.63	$219.38	$190.45	$235.89
Number of units outstanding (000’s)	4	4	5	8	24	28	27	27	26	28
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$152.23	$184.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	7
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$131.36	$166.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	7	8

5

EQUI-VEST® Modified Douglas County School District  (continued)

The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Janus Enterprise
Unit value	$173.65	$158.84	$171.19	$235.04	$231.27	$216.60	$205.36	$260.30	$253.33	$342.58
Number of units outstanding (000’s)	27	45	60	67	69	71	72	71	76	77
EQ/JPMorgan Value Opportunities
Unit value	$112.88	$106.01	$121.92	$164.06	$185.96	$180.08	$216.88	$253.02	$212.12	$268.08
Number of units outstanding (000’s)	6	6	7	8	9	11	14	23	35	35
EQ/Large Cap Core Managed Volatility
Unit value	$96.54	$91.62	$104.40	$136.11	$150.56	$149.76	$163.00	$197.00	$182.67	$235.27
Number of units outstanding (000’s)	5	5	5	5	6	6	7	6	6	6
EQ/Large Cap Growth Index
Unit value	$78.93	$80.07	$91.03	$119.52	$132.94	$138.15	$145.60	$186.46	$180.59	$242.21
Number of units outstanding (000’s)	14	18	23	27	34	44	55	62	70	81
EQ/Large Cap Growth Managed Volatility
Unit value	$111.55	$106.50	$120.04	$161.06	$177.31	$182.80	$191.14	$244.77	$235.34	$311.86
Number of units outstanding (000’s)	24	28	27	22	75	74	70	65	63	59
EQ/Large Cap Value Index
Unit value	$60.50	$59.76	$69.05	$90.04	$100.49	$95.17	$109.86	$123.03	$111.08	$138.29
Number of units outstanding (000’s)	6	19	20	32	38	43	48	52	58	67
EQ/Large Cap Value Managed Volatility
Unit value	$105.27	$99.31	$114.03	$149.69	$166.49	$158.36	$180.99	$204.22	$182.29	$226.60
Number of units outstanding (000’s)	66	65	59	56	57	53	51	50	49	47
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$100.33	$118.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	97	103
EQ/Loomis Sayles Growth
Unit value	$128.52	$131.03	$146.18	$184.38	$197.01	$217.73	$230.48	$307.42	$295.55	$384.67
Number of units outstanding (000’s)	5	7	8	8	8	8	14	16	16	17
EQ/MFS International Growth
Unit value	$151.63	$134.16	$159.14	$179.23	$168.73	$167.54	$169.32	$221.59	$199.01	$250.95
Number of units outstanding (000’s)	16	25	34	40	39	41	46	52	58	63
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$192.22	$239.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	75	77
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$170.28	$230.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	40
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$321.63	$432.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	14	16

6

EQUI-VEST® Modified Douglas County School District  (continued)

The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$184.02	$227.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	35	37
EQ/Mid Cap Index
Unit value	$119.83	$115.90	$134.47	$176.67	$190.82	$183.70	$218.30	$249.83	$218.63	$271.64
Number of units outstanding (000’s)	54	55	57	73	85	98	114	129	141	153
EQ/Mid Cap Value Managed Volatility
Unit value	$137.98	$123.85	$145.59	$192.00	$210.96	$201.66	$235.17	$261.78	$224.92	$282.15
Number of units outstanding (000’s)	36	35	35	36	34	33	31	29	27	24
EQ/Moderate Allocation
Unit value	$202.78	$196.64	$212.01	$237.67	$243.30	$239.50	$250.70	$276.57	$261.58	$300.18
Number of units outstanding (000’s)	166	198	223	33	32	28	26	23	21	18
EQ/Moderate Growth Strategy
Unit value	—	—	$104.17	$120.66	$125.56	$123.45	$130.96	$145.10	$136.41	$159.49
Number of units outstanding (000’s)	—	—	1	3	7	11	13	15	17	21
EQ/Moderate-Plus Allocation
Unit value	$136.66	$128.72	$142.26	$168.88	$173.67	$169.88	$180.59	$205.63	$189.84	$225.74
Number of units outstanding (000’s)	246	297	342	393	417	425	434	433	431	427
EQ/Money Market
Unit value	$140.88	$139.62	$138.36	$137.11	$135.88	$134.65	$133.45	$132.78	$133.25	$134.06
Number of units outstanding (000’s)	23	24	26	27	27	33	27	27	30	27
EQ/Oppenheimer Global
Unit value	$107.16	$97.04	$115.76	$144.92	$146.19	$149.48	$148.20	$199.18	$170.80	$221.88
Number of units outstanding (000’s)	6	8	9	15	17	19	19	20	23	25
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.99	$97.27	$94.11	$102.89	$104.93	$102.57	$109.94
Number of units outstanding (000’s)	—	—	—	1	5	11	17	20	24	25
EQ/PIMCO Ultra Short Bond
Unit value	$111.38	$110.17	$110.81	$109.90	$108.82	$107.54	$108.70	$109.76	$109.81	$111.59
Number of units outstanding (000’s)	28	27	28	32	33	33	32	30	31	31
EQ/Quality Bond PLUS
Unit value	$182.03	$183.03	$186.20	$180.32	$183.88	$182.64	$183.13	$184.01	$182.56	$191.11
Number of units outstanding (000’s)	9	9	10	9	10	11	10	9	9	9
EQ/Small Company Index
Unit value	$164.72	$156.72	$179.44	$244.43	$253.98	$240.19	$286.90	$324.16	$284.89	$353.51
Number of units outstanding (000’s)	26	25	26	31	33	34	37	39	42	47
EQ/T. Rowe Price Growth Stock
Unit value	$108.29	$105.23	$124.02	$169.52	$182.51	$199.36	$200.22	$264.63	$258.00	$335.19
Number of units outstanding (000’s)	27	45	62	71	72	80	84	88	95	102

7

EQUI-VEST® Modified Douglas County School District  (continued)

The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.15	$80.10	$94.73	$119.17	$119.40	$115.20	$120.19	$144.46	$125.67	$150.63
Number of units outstanding (000’s)	7	8	8	11	12	14	14	13	13	12
EQ/UBS Growth and Income
Unit value	$117.08	$112.75	$126.12	$169.40	$192.12	$187.67	$204.86	$246.23	$211.26	$286.41
Number of units outstanding (000’s)	2	2	2	3	4	7	8	9	9	10
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$75.96	$76.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	18
Invesco V.I. High Yield Fund
Unit value	—	$95.26	$110.41	$116.82	$117.60	$112.62	$123.69	$130.08	$124.26	$139.35
Number of units outstanding (000’s)	—	—	3	4	6	7	9	10	11	13
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$114.82	$106.39	$116.62	$148.47	$153.27	$145.39	$163.05	$185.26	$162.29	$201.10
Number of units outstanding (000’s)	—	1	2	2	3	3	3	4	5	5
Invesco V.I. Small Cap Equity Fund
Unit value	$124.50	$122.16	$137.59	$186.92	$189.10	$176.64	$195.78	$220.65	$185.26	$231.92
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	1	1
Ivy VIP High Income
Unit value	$106.38	$110.97	$130.46	$142.86	$144.28	$133.68	$153.92	$162.73	$157.84	$173.93
Number of units outstanding (000’s)	—	4	18	35	52	66	78	87	99	107
Ivy VIP Small Cap Growth
Unit value	$112.82	$99.95	$104.16	$147.99	$148.99	$150.43	$153.43	$187.20	$177.87	$217.46
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
MFS® Investors Trust Series
Unit value	$115.04	$111.25	$131.01	$171.04	$187.65	$185.88	$199.53	$243.27	$227.31	$295.65
Number of units outstanding (000’s)	—	—	1	1	2	2	2	2	2	4
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$191.84	$201.23	$255.46	$254.61	$352.20
Number of units outstanding (000’s)	—	—	—	—	—	3	4	4	4	7
Multimanager Aggressive Equity
Unit value	$100.86	$93.90	$106.27	$144.71	$158.98	$164.04	$168.38	$217.80	$215.63	$285.29
Number of units outstanding (000’s)	50	49	42	23	22	18	16	13	12	11
Multimanager Core Bond
Unit value	$142.14	$149.04	$155.78	$150.75	$154.99	$153.79	$156.43	$159.68	$157.61	$167.72
Number of units outstanding (000’s)	10	13	16	16	17	18	19	19	20	21
Multimanager Mid Cap Growth
Unit value	$122.48	$111.81	$127.92	$177.69	$184.65	$180.20	$190.69	$239.36	$223.50	$294.49
Number of units outstanding (000’s)	6	6	7	10	10	11	11	12	12	11

8

EQUI-VEST® Modified Douglas County School District  (continued)

The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90%, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Multimanager Mid Cap Value
Unit value	$158.75	$136.35	$155.14	$208.47	$217.62	$203.69	$240.37	$260.30	$225.07	$278.73
Number of units outstanding (000’s)	7	8	9	11	11	10	10	10	11	11
Multimanager Technology
Unit value	$122.00	$115.08	$129.35	$173.81	$195.59	$206.03	$222.44	$306.69	$310.88	$424.76
Number of units outstanding (000’s)	10	10	12	12	13	14	15	15	16	17
Target 2015 Allocation
Unit value	$103.90	$100.06	$109.93	$124.27	$126.80	$123.26	$129.03	$142.33	$134.97	$153.81
Number of units outstanding (000’s)	14	14	16	18	15	17	17	12	7	7
Target 2025 Allocation
Unit value	$101.54	$96.70	$108.15	$127.64	$131.59	$127.75	$135.99	$155.55	$144.67	$171.15
Number of units outstanding (000’s)	15	19	22	29	31	36	36	36	35	35
Target 2035 Allocation
Unit value	$100.20	$94.68	$107.07	$129.72	$134.33	$130.41	$139.61	$162.94	$149.89	$181.70
Number of units outstanding (000’s)	11	13	15	19	22	24	26	28	31	36
Target 2045 Allocation
Unit value	$98.09	$91.83	$105.04	$130.35	$135.35	$131.15	$141.26	$167.57	$152.79	$188.27
Number of units outstanding (000’s)	7	9	11	13	16	19	21	23	27	31
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.72	$99.53	$120.13	$108.59	$136.45
Number of units outstanding (000’s)	—	—	—	—	—	—	2	5	9	12
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.18	$84.99	$92.90	$74.25	$48.84	$69.41	$67.43	$47.83	$52.87
Number of units outstanding (000’s)	—	2	6	10	13	17	21	23	25	28
Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the prospectus).

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

9

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

•	EQUI-VEST® TSA series 200 certificates and contracts (the “Modified TSA Contracts”) for Froedtert Memorial Lutheran Hospital

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Froedtert Memorial Lutheran Hospital. The Modified Contract is no longer available for new participants. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST® series 200 contracts described in the prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST® series 200 prospectus include the following:

A.

Administrative charge.  The annual administrative charge is waived; therefore, all references in the prospectus to “annual administrative charge” or “administrative charge” are deleted in their entirety.

B.	Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

1.	The next to the last bullet in “Additional features” under “EQUI-VEST® employer-sponsored retirement programs at a glance — key features” is deleted in its entirety and replaced by the following:

•	Waiver of withdrawal charge under certain circumstances and contracts. See “Charges and expenses” later in this prospectus.

2.

In the section “Charges and expenses” of the prospectus, under “For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts” the sentence “No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:” and bullet thereunder are deleted in their entirety for the Modified TSA Contracts only, and replaced by the following:

In addition to the foregoing exceptions, no withdrawal charge applies for the Modified TSA Contracts if:

•	the participant has retired from employment;

•	the participant has separated from service at any time;

•	the participant has qualified to receive Social Security benefits as certified by the Social Security Administration, or is totally disabled as defined in the contract;

•	The amount withdrawn is intended to satisfy the Code’s minimum distribution requirements (Section 401(a)(9), applicable after the participant turns age 70 1/2);

•	The employer certifies to us that the amount withdrawn is defined as a “hardship withdrawal” pursuant to applicable Treasury Regulations.

C.	Current total Separate Account A annual expenses. The following changes are made to reflect a change in the current total Separate Account A annual expenses:

1.	The first bullet in “Fees and charges” under the “EQUI-VEST® employer-sponsored retirement programs at a glance — key features” in the prospectus is modified as follows:

•

For series 200 Modified TSA Contracts, we deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at a current annual rate of 0.90%.

2.	The following footnote (+) is added to “Maximum total Separate Account A annual expenses “ under “Fee table” in the prospectus:

(+) For the Modified TSA contracts, the current total Separate Account A annual charge is 0.90% of the value of the assets in each variable investment option (this reflects a decrease in the current charge for the mortality and expense risk charge).

FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF

FROEDTERT MEMORIAL LUTHERAN HOSPITAL

MILWAUKEE,WISCONSIN

#827883

3.	Under “Charges under the contracts” in the “Charges and expenses” section of the prospectus, the following changes are made:

The chart under “Mortality and expense risks charge” is replaced by the following:

	EQ/Common Stock Index EQ/Money Market Options	All Other Variable Investment Options
	Series	Series
	200	200
Current	0.65%	0.65%
Maximum	1.24%	1.09%

4.	Condensed Financial Information

The unit values and number of units outstanding shown below as of December 31, 2019 are for contracts offered under Separate Account A with the same daily asset charge of 0.90%.

EQUI-VEST® Modified TSA Froedtert Memorial Lutheran Hospital

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.33	$105.90	$101.03	$108.74	$118.13	$112.24	$131.36
Number of units outstanding (000’s)	—	—	—	—	1	1	3	1	2	3
1290 VT Equity Income
Unit value	$113.13	$111.67	$130.28	$170.11	$183.20	$178.46	$199.82	$229.39	$200.74	$247.11
Number of units outstanding (000’s)	13	15	17	24	24	23	24	22	21	20
1290 VT GAMCO Mergers & Acquisitions
Unit value	$128.75	$129.31	$134.87	$148.34	$149.42	$151.95	$162.17	$170.65	$160.80	$173.10
Number of units outstanding (000’s)	3	4	5	6	6	7	7	6	6	6
1290 VT GAMCO Small Company Value
Unit value	$189.25	$180.99	$211.38	$291.41	$297.64	$278.15	$339.81	$390.96	$327.05	$399.80
Number of units outstanding (000’s)	37	54	67	92	103	114	125	131	140	148
1290 VT High Yield Bond
Unit value	—	—	—	$101.58	$102.59	$98.52	$109.09	$115.11	$111.54	$124.81
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	2	4
1290 VT Socially Responsible
Unit value	$81.53	$81.02	$93.73	$124.77	$140.48	$139.88	$152.42	$181.87	$172.35	$222.49
Number of units outstanding (000’s)	5	5	5	7	7	8	9	9	9	10
All Asset Growth-Alt 20
Unit value	$119.19	$113.99	$126.51	$143.08	$145.18	$138.18	$150.03	$172.32	$157.85	$186.30
Number of units outstanding (000’s)	2	4	7	10	12	12	13	17	18	16

2

EQUI-VEST® Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.50	$100.55	$99.57	$101.44	$103.84	$101.99	$110.25
Number of units outstanding (000’s)	—	—	—	—	6	11	18	18	21	25
CharterSM Multi-Sector Bond
Unit value	$141.96	$148.19	$154.67	$151.74	$153.96	$151.59	$154.64	$156.68	$154.48	$163.67
Number of units outstanding (000’s)	8	11	16	16	17	20	20	19	20	21
CharterSM Small Cap Growth
Unit value	$132.65	$110.84	$122.33	$179.16	$172.91	$161.00	$174.48	$215.03	$202.37	$266.82
Number of units outstanding (000’s)	4	5	5	5	5	5	5	5	4	5
CharterSM Small Cap Value
Unit value	$182.96	$164.97	$190.90	$270.01	$253.90	$218.57	$271.27	$299.20	$257.99	$318.68
Number of units outstanding (000’s)	13	12	11	13	12	11	10	10	9	9
EQ/400 Managed Volatility
Unit value	$119.90	$109.05	$125.86	$164.25	$177.09	$170.04	$201.68	$230.30	$200.22	$247.88
Number of units outstanding (000’s)	—	—	—	1	1	1	2	2	2	3
EQ/500 Managed Volatility
Unit value	$115.50	$110.17	$125.36	$162.66	$181.49	$180.51	$198.61	$237.69	$221.26	$284.84
Number of units outstanding (000’s)	—	—	1	1	1	2	2	3	3	4
EQ/2000 Managed Volatility
Unit value	$123.95	$109.88	$125.70	$171.15	$176.49	$165.98	$198.25	$223.70	$195.26	$240.80
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	2	2
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.50	$119.15	$123.72	$121.85	$125.31	$140.21	$130.86	$150.17
Number of units outstanding (000’s)	—	—	—	1	2	3	4	4	3	4
EQ/AB Small Cap Growth
Unit value	$220.99	$218.13	$249.86	$342.12	$351.16	$337.88	$376.97	$458.28	$418.36	$529.86
Number of units outstanding (000’s)	12	14	14	14	15	16	15	15	16	18
EQ/Aggressive Allocation
Unit value	$135.74	$124.42	$140.78	$176.39	$183.05	$178.21	$192.13	$226.77	$205.14	$253.07
Number of units outstanding (000’s)	120	155	191	255	283	301	313	320	325	327

3

EQUI-VEST® Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Balanced Strategy
Unit value	—	—	$103.55	$116.64	$120.67	$118.82	$124.79	$135.86	$129.00	$147.89
Number of units outstanding (000’s)	—	—	1	3	4	6	8	8	8	8
EQ/BlackRock Basic Value Equity
Unit value	$175.79	$168.80	$190.08	$259.45	$282.06	$262.33	$306.68	$328.58	$299.51	$366.38
Number of units outstanding (000’s)	40	54	67	75	79	82	89	87	84	83
EQ/Capital Guardian Research
Unit value	$122.49	$126.25	$146.89	$191.81	$210.07	$212.16	$227.96	$283.38	$267.23	$351.90
Number of units outstanding (000’s)	23	16	14	14	14	14	14	13	12	12
EQ/ClearBridge Large Cap Growth
Unit value	$116.19	$108.38	$129.35	$178.27	$183.38	$184.04	$183.99	$229.00	$226.14	$295.83
Number of units outstanding (000’s)	11	17	20	29	33	34	34	28	26	24
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.15	$86.31	$97.68	$125.14	$136.04	$131.61	$147.59	$167.04	$148.86	$196.99
Number of units outstanding (000’s)	6	6	6	8	8	8	8	7	7	6
EQ/Common Stock Index
Unit value	$191.06	$190.83	$218.60	$286.97	$318.67	$315.63	$349.36	$417.10	$389.35	$502.50
Number of units outstanding (000’s)	63	58	52	50	47	43	41	40	40	41
EQ/Conservative Allocation
Unit value	$123.01	$124.22	$128.74	$133.12	$135.37	$133.82	$136.50	$141.97	$138.49	$149.92
Number of units outstanding (000’s)	24	31	37	46	56	58	58	54	52	50
EQ/Conservative Growth Strategy
Unit value	—	—	$102.93	$112.73	$115.97	$114.40	$119.00	$127.34	$122.09	$137.19
Number of units outstanding (000’s)	—	—	1	1	1	2	2	2	2	3
EQ/Conservative Strategy
Unit value	—	—	$101.61	$105.11	$106.87	$105.73	$107.74	$111.34	$108.79	$117.45
Number of units outstanding (000’s)	—	—	1	1	2	1	2	2	2	2
EQ/Conservative-Plus Allocation
Unit value	$125.60	$123.59	$131.51	$143.67	$146.88	$144.61	$150.09	$161.86	$154.55	$173.81
Number of units outstanding (000’s)	50	65	79	96	103	113	117	122	127	129

4

EQUI-VEST® Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Core Bond Index
Unit value	$116.78	$121.28	$123.99	$120.91	$122.72	$122.14	$122.72	$123.39	$122.58	$129.09
Number of units outstanding (000’s)	16	17	22	26	31	35	39	42	45	49
EQ/Emerging Markets Equity PLUS
Unit value	—	—	—	$94.70	$90.88	$73.72	$80.15	$106.44	$89.40	$104.64
Number of units outstanding (000’s)	—	—	—	—	1	1	1	2	3	4
EQ/Equity 500 Index
Unit value	$208.43	$210.20	$240.04	$312.84	$350.25	$349.87	$385.70	$462.67	$435.86	$564.46
Number of units outstanding (000’s)	54	58	61	66	70	74	81	92	105	113
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$217.39	$282.37
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	61	63
EQ/Franklin Balanced Managed Volatility
Unit value	$101.84	$101.01	$111.34	$126.42	$133.05	$127.85	$139.94	$152.57	$144.68	$167.13
Number of units outstanding (000’s)	12	12	11	14	16	20	19	19	17	17
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$101.33	$90.80	$105.13	$142.40	$144.12	$133.49	$165.18	$182.90	$157.98	$196.47
Number of units outstanding (000’s)	3	3	2	3	3	3	2	2	2	2
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.12	$78.72	$89.49	$109.34	$114.29	$110.08	$119.46	$136.09	$123.18	$149.17
Number of units outstanding (000’s)	8	9	10	12	13	15	15	13	15	14
EQ/Global Bond PLUS
Unit value	$121.72	$125.93	$129.44	$125.05	$125.03	$119.19	$118.92	$123.33	$120.23	$126.55
Number of units outstanding (000’s)	12	19	23	24	25	25	27	26	28	27
EQ/Global Equity Managed Volatility
Unit value	$288.71	$250.88	$290.84	$346.90	$349.58	$340.45	$352.51	$440.46	$383.39	$475.96
Number of units outstanding (000’s)	21	27	32	33	33	35	37	38	39	40
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$168.67	$218.62
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	4

5

EQUI-VEST® Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Intermediate Government Bond
Unit value	$171.04	$178.93	$179.04	$174.52	$175.60	$174.77	$173.98	$173.00	$172.87	$178.45
Number of units outstanding (000’s)	3	4	5	5	5	6	5	5	5	5
EQ/International Core Managed Volatility
Unit value	$126.25	$103.93	$119.79	$139.51	$129.63	$122.89	$122.05	$152.77	$128.85	$156.35
Number of units outstanding (000’s)	23	28	30	33	46	49	52	53	58	55
EQ/International Equity Index
Unit value	$129.53	$112.99	$130.18	$156.71	$144.58	$140.22	$142.01	$173.42	$145.78	$176.46
Number of units outstanding (000’s)	47	47	48	50	55	59	61	66	74	79
EQ/International Managed Volatility
Unit value	$111.66	$92.90	$107.33	$128.82	$119.43	$115.51	$114.34	$140.79	$119.36	$143.65
Number of units outstanding (000’s)	—	1	1	2	3	3	4	4	6	7
EQ/International Value Managed Volatility
Unit value	$134.27	$111.55	$129.86	$153.56	$141.26	$135.56	$135.34	$165.48	$136.94	$166.45
Number of units outstanding (000’s)	49	44	46	52	51	50	50	48	48	46
EQ/Invesco Comstock
Unit value	$105.39	$102.37	$120.13	$160.76	$173.52	$161.31	$187.63	$219.38	$190.45	$235.89
Number of units outstanding (000’s)	4	4	5	8	24	28	27	27	26	28
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$152.23	$184.82
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	7
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$131.36	$166.90
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	7	8
EQ/Janus Enterprise
Unit value	$173.65	$158.84	$171.19	$235.04	$231.27	$216.60	$205.36	$260.30	$253.33	$342.58
Number of units outstanding (000’s)	27	45	60	67	69	71	72	71	76	77
EQ/JPMorgan Value Opportunities
Unit value	$112.88	$106.01	$121.92	$164.06	$185.96	$180.08	$216.88	$253.02	$212.12	$268.08
Number of units outstanding (000’s)	6	6	7	8	9	11	14	23	35	35

6

EQUI-VEST® Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Large Cap Core Managed Volatility
Unit value	$96.54	$91.62	$104.40	$136.11	$150.56	$149.76	$163.00	$197.00	$182.67	$235.27
Number of units outstanding (000’s)	5	5	5	5	6	6	7	6	6	6
EQ/Large Cap Growth Index
Unit value	$78.93	$80.07	$91.03	$119.52	$132.94	$138.15	$145.60	$186.46	$180.59	$242.21
Number of units outstanding (000’s)	14	18	23	27	34	44	55	62	70	81
EQ/Large Cap Growth Managed Volatility
Unit value	$111.55	$106.50	$120.04	$161.06	$177.31	$182.80	$191.14	$244.77	$235.34	$311.86
Number of units outstanding (000’s)	24	28	27	22	75	74	70	65	63	59
EQ/Large Cap Value Index
Unit value	$60.50	$59.76	$69.05	$90.04	$100.49	$95.17	$109.86	$123.03	$111.08	$138.29
Number of units outstanding (000’s)	6	19	20	32	38	43	48	52	58	67
EQ/Large Cap Value Managed Volatility
Unit value	$105.27	$99.31	$114.03	$149.69	$166.49	$158.36	$180.99	$204.22	$182.29	$226.60
Number of units outstanding (000’s)	66	65	59	56	57	53	51	50	49	47
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$100.33	$118.09
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	97	103
EQ/Loomis Sayles Growth
Unit value	$128.52	$131.03	$146.18	$184.38	$197.01	$217.73	$230.48	$307.42	$295.55	$384.67
Number of units outstanding (000’s)	5	7	8	8	8	8	14	16	16	17
EQ/MFS International Growth
Unit value	$151.63	$134.16	$159.14	$179.23	$168.73	$167.54	$169.32	$221.59	$199.01	$250.95
Number of units outstanding (000’s)	16	25	34	40	39	41	46	52	58	63
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$192.22	$239.80
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	75	77
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$170.28	$230.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	37	40

7

EQUI-VEST® Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$321.63	$432.84
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	14	16
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$184.02	$227.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	35	37
EQ/Mid Cap Index
Unit value	$119.83	$115.90	$134.47	$176.67	$190.82	$183.70	$218.30	$249.83	$218.63	$271.64
Number of units outstanding (000’s)	54	55	57	73	85	98	114	129	141	153
EQ/Mid Cap Value Managed Volatility
Unit value	$137.98	$123.85	$145.59	$192.00	$210.96	$201.66	$235.17	$261.78	$224.92	$282.15
Number of units outstanding (000’s)	36	35	35	36	34	33	31	29	27	24
EQ/Moderate Allocation
Unit value	$202.78	$196.64	$212.01	$237.67	$243.30	$239.50	$250.70	$276.57	$261.58	$300.18
Number of units outstanding (000’s)	166	198	223	33	32	28	26	23	21	18
EQ/Moderate Growth Strategy
Unit value	—	—	$104.17	$120.66	$125.56	$123.45	$130.96	$145.10	$136.41	$159.49
Number of units outstanding (000’s)	—	—	1	3	7	11	13	15	17	21
EQ/Moderate-Plus Allocation
Unit value	$136.66	$128.72	$142.26	$168.88	$173.67	$169.88	$180.59	$205.63	$189.84	$225.74
Number of units outstanding (000’s)	246	297	342	393	417	425	434	433	431	427
EQ/Money Market
Unit value	$140.88	$139.62	$138.36	$137.11	$135.88	$134.65	$133.45	$132.78	$133.25	$134.06
Number of units outstanding (000’s)	23	24	26	27	27	33	27	27	30	27
EQ/Oppenheimer Global
Unit value	$107.16	$97.04	$115.76	$144.92	$146.19	$149.48	$148.20	$199.18	$170.80	$221.88
Number of units outstanding (000’s)	6	8	9	15	17	19	19	20	23	25
EQ/PIMCO Global Real Return
Unit value	—	—	—	$90.99	$97.27	$94.11	$102.89	$104.93	$102.57	$109.94
Number of units outstanding (000’s)	—	—	—	1	5	11	17	20	24	25

8

EQUI-VEST® Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/PIMCO Ultra Short Bond
Unit value	$111.38	$110.17	$110.81	$109.90	$108.82	$107.54	$108.70	$109.76	$109.81	$111.59
Number of units outstanding (000’s)	28	27	28	32	33	33	32	30	31	31
EQ/Quality Bond PLUS
Unit value	$182.03	$183.03	$186.20	$180.32	$183.88	$182.64	$183.13	$184.01	$182.56	$191.11
Number of units outstanding (000’s)	9	9	10	9	10	11	10	9	9	9
EQ/Small Company Index
Unit value	$164.72	$156.72	$179.44	$244.43	$253.98	$240.19	$286.90	$324.16	$284.89	$353.51
Number of units outstanding (000’s)	26	25	26	31	33	34	37	39	42	47
EQ/T. Rowe Price Growth Stock
Unit value	$108.29	$105.23	$124.02	$169.52	$182.51	$199.36	$200.22	$264.63	$258.00	$335.19
Number of units outstanding (000’s)	27	45	62	71	72	80	84	88	95	102
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.15	$80.10	$94.73	$119.17	$119.40	$115.20	$120.19	$144.46	$125.67	$150.63
Number of units outstanding (000’s)	7	8	8	11	12	14	14	13	13	12
EQ/UBS Growth and Income
Unit value	$117.08	$112.75	$126.12	$169.40	$192.12	$187.67	$204.86	$246.23	$211.26	$286.41
Number of units outstanding (000’s)	2	2	2	3	4	7	8	9	9	10
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$75.96	$76.03
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	15	18
Invesco V.I. High Yield Fund
Unit value	—	$95.26	$110.41	$116.82	$117.60	$112.62	$123.69	$130.08	$124.26	$139.35
Number of units outstanding (000’s)	—	—	3	4	6	7	9	10	11	13
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$114.82	$106.39	$116.62	$148.47	$153.27	$145.39	$163.05	$185.26	$162.29	$201.10
Number of units outstanding (000’s)	—	1	2	2	3	3	3	4	5	5
Invesco V.I. Small Cap Equity Fund
Unit value	$124.50	$122.16	$137.59	$186.92	$189.10	$176.64	$195.78	$220.65	$185.26	$231.92
Number of units outstanding (000’s)	—	—	1	1	1	1	1	1	1	1

9

EQUI-VEST® Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Ivy VIP High Income
Unit value	$106.38	$110.97	$130.46	$142.86	$144.28	$133.68	$153.92	$162.73	$157.84	$173.93
Number of units outstanding (000’s)	—	4	18	35	52	66	78	87	99	107
Ivy VIP Small Cap Growth
Unit value	$112.82	$99.95	$104.16	$147.99	$148.99	$150.43	$153.43	$187.20	$177.87	$217.46
Number of units outstanding (000’s)	—	—	—	—	—	1	1	2	2	3
MFS® Investors Trust Series
Unit value	$115.04	$111.25	$131.01	$171.04	$187.65	$185.88	$199.53	$243.27	$227.31	$295.65
Number of units outstanding (000’s)	—	—	1	1	2	2	2	2	2	4
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$191.84	$201.23	$255.46	$254.61	$352.20
Number of units outstanding (000’s)	—	—	—	—	—	3	4	4	4	7
Multimanager Aggressive Equity
Unit value	$100.86	$93.90	$106.27	$144.71	$158.98	$164.04	$168.38	$217.80	$215.63	$285.29
Number of units outstanding (000’s)	50	49	42	23	22	18	16	13	12	11
Multimanager Core Bond
Unit value	$142.14	$149.04	$155.78	$150.75	$154.99	$153.79	$156.43	$159.68	$157.61	$167.72
Number of units outstanding (000’s)	10	13	16	16	17	18	19	19	20	21
Multimanager Mid Cap Growth
Unit value	$122.48	$111.81	$127.92	$177.69	$184.65	$180.20	$190.69	$239.36	$223.50	$294.49
Number of units outstanding (000’s)	6	6	7	10	10	11	11	12	12	11
Multimanager Mid Cap Value
Unit value	$158.75	$136.35	$155.14	$208.47	$217.62	$203.69	$240.37	$260.30	$225.07	$278.73
Number of units outstanding (000’s)	7	8	9	11	11	10	10	10	11	11
Multimanager Technology
Unit value	$122.00	$115.08	$129.35	$173.81	$195.59	$206.03	$222.44	$306.69	$310.88	$424.76
Number of units outstanding (000’s)	10	10	12	12	13	14	15	15	16	17
Target 2015 Allocation
Unit value	$103.90	$100.06	$109.93	$124.27	$126.80	$123.26	$129.03	$142.33	$134.97	$153.81
Number of units outstanding (000’s)	14	14	16	18	15	17	17	12	7	7

10

EQUI-VEST® Modified TSA Froedtert Memorial Lutheran Hospital  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$101.54	$96.70	$108.15	$127.64	$131.59	$127.75	$135.99	$155.55	$144.67	$171.15
Number of units outstanding (000’s)	15	19	22	29	31	36	36	36	35	35
Target 2035 Allocation
Unit value	$100.20	$94.68	$107.07	$129.72	$134.33	$130.41	$139.61	$162.94	$149.89	$181.70
Number of units outstanding (000’s)	11	13	15	19	22	24	26	28	31	36
Target 2045 Allocation
Unit value	$98.09	$91.83	$105.04	$130.35	$135.35	$131.15	$141.26	$167.57	$152.79	$188.27
Number of units outstanding (000’s)	7	9	11	13	16	19	21	23	27	31
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.72	$99.53	$120.13	$108.59	$136.45
Number of units outstanding (000’s)	—	—	—	—	—	—	2	5	9	12
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.18	$84.99	$92.90	$74.25	$48.84	$69.41	$67.43	$47.83	$52.87
Number of units outstanding (000’s)	—	2	6	10	13	17	21	23	25	28

FOR USE ONLY WITH TSA CERTIFICATES/CONTRACTS OF

FROEDTERT MEMORIAL LUTHERAN HOSPITAL

MILWAUKEE,WISCONSIN

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

11

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020, to the May 1, 2020 prospectus for EQUI-VEST® Employer Sponsored Retirement Plans

•	EQUI-VEST® TSA contracts (Series 100) for New York City Housing Development Corporation

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

This Supplement describes the material differences between NY Housing TSA Contracts and the EQUI-VEST® Series 100 contracts described in the prospectus. The contract is no longer available for new participants.

A.

Administrative charge. The annual administrative charge is waived, therefore, all references in the prospectus to “annual administrative charge” or “administrative charge” are deleted in their entirety.

B.	Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed.

1.	Under “Fees and charges” in EQUI-VEST® in Employer-Sponsored Retirement Plans at a glance — key features, the following is added after the first sentence under “Withdrawal charge” in the prospectus:

•	NY Housing TSA contracts under series 100: We deduct a charge equal to 6% of any amount withdrawn above the 10% free corridor.

2.	The following chart is added under the chart in “For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts” under “Charges and expenses,” in the prospectus:

For NY Housing TSA contracts.

Contract Year(s)	Withdrawal Charge
1 through 5	6%
6 and later	0

C.	Current Total Separate Account A annual expenses. The following changes are made to reflect a change in the current Total Separate Account A annual expenses.

The following footnote (+), is added to “Maximum total Separate Account A annual expenses” under “Fee table,” in the prospectus:

+ For NY Housing TSA contracts in series 100, the current “Mortality and expense risk charge” is 0.45% and the current “Other expenses” is 0.25%, resulting in the current “Total Separate Account A annual expenses” of 0.70%.

D.	Condensed financial information

FOR USE ONLY WITH NY HOUSING TSA CONTRACTS.

#827906

EQUI-VEST® TSA Contracts for New York City Housing Development Corporation

The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.70%.

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
1290 VT DoubleLine Dynamic Allocation
Unit value	—	—	—	$104.46	$106.25	$101.57	$109.55	$119.24	$113.53	$133.13
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
1290 VT Equity Income
Unit value	$114.56	$113.30	$132.46	$173.30	$187.01	$182.54	$204.80	$235.58	$206.58	$254.80
Number of units outstanding (000’s)	2	1	1	1	1	1	1	2	2	3
1290 VT GAMCO Mergers & Acquisitions
Unit value	$130.22	$131.06	$136.97	$150.95	$152.35	$155.25	$166.03	$175.06	$165.29	$178.29
Number of units outstanding (000’s)	1	1	—	1	1	—	—	1	—	—
1290 VT GAMCO Small Company Value
Unit value	$191.63	$183.65	$214.91	$296.87	$303.84	$284.51	$348.27	$401.51	$336.56	$412.25
Number of units outstanding (000’s)	5	6	7	8	8	8	7	11	12	14
1290 VT High Yield Bond
Unit value	—	—	—	$101.71	$102.93	$99.05	$109.89	$116.19	$112.81	$126.49
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
1290 VT Socially Responsible
Unit value	$83.42	$83.06	$96.29	$128.44	$144.90	$144.57	$157.85	$188.73	$179.21	$231.82
Number of units outstanding (000’s)	3	3	2	2	2	2	2	2	1	1
All Asset Growth-Alt 20
Unit value	$119.50	$114.52	$127.35	$144.32	$146.74	$139.95	$152.26	$175.23	$160.84	$190.21
Number of units outstanding (000’s)	—	—	—	—	—	—	—	2	2	2
American Funds Insurance Series® Bond FundSM
Unit value	—	—	—	$96.62	$100.88	$100.10	$102.19	$104.81	$103.15	$111.73
Number of units outstanding (000’s)	—	—	—	—	—	1	1	5	5	6
CharterSM Multi-Sector Bond
Unit value	$108.92	$113.93	$119.15	$117.13	$119.08	$117.49	$120.09	$121.91	$120.45	$127.87
Number of units outstanding (000’s)	1	2	2	2	2	2	2	2	2	2
CharterSM Small Cap Growth
Unit value	$134.32	$112.47	$124.38	$182.52	$176.51	$164.68	$178.83	$220.83	$208.25	$275.13
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	—

2

EQUI-VEST® TSA Contracts for New York City Housing Development Corporation  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
CharterSM Small Cap Value
Unit value	$187.20	$169.13	$196.11	$277.93	$261.89	$225.90	$280.92	$310.48	$268.26	$332.03
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/400 Managed Volatility
Unit value	$106.41	$96.98	$112.15	$146.65	$158.44	$152.43	$181.16	$207.29	$180.57	$224.01
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/500 Managed Volatility
Unit value	$103.49	$98.92	$112.78	$146.64	$163.94	$163.38	$180.13	$216.00	$201.48	$259.89
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/2000 Managed Volatility
Unit value	$105.25	$93.48	$107.16	$146.20	$151.06	$142.35	$170.38	$192.63	$168.48	$208.20
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Dynamic Moderate Growth
Unit value	—	—	$103.63	$119.54	$124.38	$122.75	$126.49	$141.81	$132.62	$152.50
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/AB Small Cap Growth
Unit value	$176.42	$174.49	$200.28	$274.79	$282.62	$272.48	$304.61	$371.06	$339.42	$430.75
Number of units outstanding (000’s)	3	3	3	3	3	3	3	3	3	4
EQ/Aggressive Allocation
Unit value	$137.73	$126.51	$143.43	$180.07	$187.24	$182.67	$197.33	$233.37	$211.53	$261.49
Number of units outstanding (000’s)	5	6	8	7	9	9	8	9	9	10
EQ/Balanced Strategy
Unit value	—	—	$103.68	$117.03	$121.32	$119.69	$125.96	$137.41	$130.74	$150.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	1	1
EQ/BlackRock Basic Value Equity
Unit value	$180.26	$173.44	$195.71	$267.66	$291.58	$271.73	$318.31	$341.72	$312.13	$382.57
Number of units outstanding (000’s)	6	7	9	9	9	9	8	9	8	10
EQ/Capital Guardian Research
Unit value	$125.33	$129.43	$150.90	$197.44	$216.67	$219.27	$236.07	$294.05	$277.86	$366.64
Number of units outstanding (000’s)	2	2	2	2	2	2	2	2	2	2
EQ/ClearBridge Large Cap Growth
Unit value	$118.88	$111.11	$132.88	$183.51	$189.14	$190.20	$190.54	$237.63	$235.14	$308.21
Number of units outstanding (000’s)	4	5	6	6	6	6	5	6	5	6

3

EQUI-VEST® TSA Contracts for New York City Housing Development Corporation  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Clearbridge Select Equity Managed Volatility
Unit value	$91.95	$87.24	$98.93	$127.00	$138.34	$134.10	$150.69	$170.89	$152.60	$202.35
Number of units outstanding (000’s)	1	—	—	—	—	—	—	—	—	—
EQ/Common Stock Index
Unit value	$135.36	$135.46	$155.49	$204.53	$227.59	$225.87	$250.51	$299.68	$280.31	$362.51
Number of units outstanding (000’s)	22	22	24	22	21	23	20	20	21	18
EQ/Conservative Allocation
Unit value	$124.82	$126.30	$131.16	$135.89	$138.47	$137.17	$140.19	$146.11	$142.81	$154.91
Number of units outstanding (000’s)	1	1	1	2	1	2	2	3	3	3
EQ/Conservative Growth Strategy
Unit value	—	—	$103.06	$113.10	$116.59	$115.24	$120.12	$128.79	$123.73	$139.32
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative Strategy
Unit value	—	—	$101.74	$105.46	$107.44	$106.51	$108.76	$112.61	$110.25	$119.27
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Conservative-Plus Allocation
Unit value	$127.45	$125.66	$133.98	$146.67	$150.24	$148.22	$154.15	$166.58	$159.37	$179.59
Number of units outstanding (000’s)	2	3	3	4	4	4	3	6	6	6
EQ/Core Bond Index
Unit value	$118.93	$123.77	$126.78	$123.89	$125.99	$125.66	$126.50	$127.45	$126.87	$133.87
Number of units outstanding (000’s)	7	8	3	3	3	3	3	6	6	6
EQ/Emerging Markets Equity PLUS Portfolio
Unit value	—	—	—	$94.82	$91.19	$74.11	$80.74	$107.44	$90.42	$106.05
Number of units outstanding (000’s)	—	—	—	—	—	—	1	3	3	2
EQ/Equity 500 Index
Unit value	$147.48	$149.04	$170.53	$222.70	$249.84	$250.07	$276.23	$332.03	$313.42	$406.71
Number of units outstanding (000’s)	14	20	21	17	17	18	13	19	20	22
EQ/Fidelity Institutional AM® Large Cap Portfolio
Unit value	—	—	—	—	—	—	—	—	$221.06	$287.72
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	4	4
EQ/Franklin Balanced Managed Volatility
Unit value	$102.73	$102.10	$112.76	$128.29	$135.30	$130.27	$142.87	$156.08	$148.32	$171.67
Number of units outstanding (000’s)	2	2	2	2	2	1	1	1	1	1

4

EQUI-VEST® TSA Contracts for New York City Housing Development Corporation  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Franklin Small Cap Value Managed Volatility
Unit value	$102.22	$91.78	$106.47	$144.51	$146.55	$136.01	$168.64	$187.12	$161.95	$201.81
Number of units outstanding (000’s)	—	—	—	—	1	—	—	—	—	—
EQ/Franklin Templeton Allocation Managed Volatility
Unit value	$83.73	$79.45	$90.51	$110.81	$116.06	$112.01	$121.80	$139.03	$126.10	$153.02
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	1
EQ/Global Bond PLUS
Unit value	$123.01	$127.52	$131.34	$127.15	$127.38	$121.67	$121.64	$126.41	$123.48	$130.23
Number of units outstanding (000’s)	2	3	3	3	3	2	2	2	2	3
EQ/Global Equity Managed Volatility
Unit value	$296.06	$257.78	$299.45	$357.89	$361.38	$352.65	$365.87	$458.08	$399.54	$497.01
Number of units outstanding (000’s)	7	6	6	6	6	6	5	5	5	4
EQ/Goldman Sachs Mid Cap Value
Unit value	—	—	—	—	—	—	—	—	$171.65	$222.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Intermediate Government Bond
Unit value	$159.65	$167.34	$167.79	$163.88	$165.23	$164.77	$164.36	$163.77	$163.97	$169.61
Number of units outstanding (000’s)	1	1	1	1	2	1	1	2	2	3
EQ/International Core Managed Volatility
Unit value	$129.17	$106.55	$123.06	$143.61	$133.71	$127.01	$126.39	$158.53	$133.97	$162.90
Number of units outstanding (000’s)	3	3	4	3	5	5	3	3	3	4
EQ/International Equity Index
Unit value	$121.12	$105.87	$122.23	$147.43	$136.30	$132.45	$134.41	$164.47	$138.54	$168.03
Number of units outstanding (000’s)	12	7	10	8	9	8	7	7	6	7
EQ/International Managed Volatility
Unit value	$104.53	$87.14	$100.88	$121.32	$112.71	$109.23	$108.34	$133.67	$113.55	$136.93
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/International Value Managed Volatility
Unit value	$137.38	$114.36	$133.40	$158.07	$145.70	$140.10	$140.16	$171.71	$142.39	$173.42
Number of units outstanding (000’s)	28	31	5	5	5	5	4	4	4	3
EQ/Invesco Comstock
Unit value	$106.60	$103.75	$122.00	$163.59	$176.93	$164.81	$192.09	$225.05	$195.77	$242.96
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1

5

EQUI-VEST® TSA Contracts for New York City Housing Development Corporation  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Invesco Global Real Estate
Unit value	—	—	—	—	—	—	—	—	$154.92	$188.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Invesco International Growth
Unit value	—	—	—	—	—	—	—	—	$133.69	$170.19
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Janus Enterprise
Unit value	$175.64	$160.99	$173.86	$239.18	$235.82	$221.30	$210.24	$267.02	$260.40	$352.85
Number of units outstanding (000’s)	2	4	3	4	4	4	3	5	4	6
EQ/JPMorgan Value Opportunities
Unit value	$115.75	$108.93	$125.53	$169.26	$192.24	$186.53	$225.11	$263.14	$221.05	$279.93
Number of units outstanding (000’s)	1	—	1	—	1	1	1	1	1	3
EQ/Large Cap Core Managed Volatility
Unit value	$98.78	$93.93	$107.25	$140.10	$155.29	$154.78	$168.80	$204.42	$189.94	$245.12
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
EQ/Large Cap Growth Index
Unit value	$80.76	$82.09	$93.51	$123.03	$137.12	$142.78	$150.78	$193.48	$187.78	$252.35
Number of units outstanding (000’s)	1	2	2	2	3	3	2	3	3	4
EQ/Large Cap Growth Managed Volatility
Unit value	$114.39	$109.43	$123.60	$166.16	$183.29	$189.35	$198.39	$254.56	$245.25	$325.65
Number of units outstanding (000’s)	3	3	4	4	13	12	10	9	8	9
EQ/Large Cap Value Index
Unit value	$61.14	$60.51	$70.06	$91.55	$102.38	$97.16	$112.37	$126.10	$114.08	$142.31
Number of units outstanding (000’s)	—	1	1	2	2	2	2	2	3	2
EQ/Large Cap Value Managed Volatility
Unit value	$107.70	$101.82	$117.14	$154.09	$171.72	$163.67	$187.43	$211.91	$189.54	$236.09
Number of units outstanding (000’s)	10	9	10	10	13	13	10	7	7	8
EQ/Lazard Emerging Markets Equity
Unit value	—	—	—	—	—	—	—	—	$102.03	$120.33
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	10	14
EQ/Loomis Sayles Growth
Unit value	$130.14	$132.95	$148.63	$187.84	$201.11	$222.71	$236.22	$315.71	$304.14	$396.65
Number of units outstanding (000’s)	1	1	1	1	1	1	2	2	1	2

6

EQUI-VEST® TSA Contracts for New York City Housing Development Corporation  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/MFS International Growth
Unit value	$153.37	$135.98	$161.62	$182.39	$172.04	$171.18	$173.34	$227.31	$204.57	$258.48
Number of units outstanding (000’s)	2	3	3	4	3	3	2	4	3	2
EQ/MFS International Value
Unit value	—	—	—	—	—	—	—	—	$195.47	$244.35
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	12	19
EQ/MFS Mid Cap Focused Growth
Unit value	—	—	—	—	—	—	—	—	$172.92	$234.08
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	8	10
EQ/MFS Technology
Unit value	—	—	—	—	—	—	—	—	$327.07	$441.04
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	6	4
EQ/MFS Utilities Series
Unit value	—	—	—	—	—	—	—	—	$187.13	$231.71
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	3	3
EQ/Mid Cap Index
Unit value	$122.35	$118.58	$137.85	$181.48	$196.41	$189.46	$225.60	$258.71	$226.85	$282.43
Number of units outstanding (000’s)	30	33	7	9	9	9	8	9	9	11
EQ/Mid Cap Value Managed Volatility
Unit value	$141.49	$127.25	$149.90	$198.08	$218.08	$208.89	$244.09	$272.25	$234.39	$294.63
Number of units outstanding (000’s)	6	6	6	6	6	6	5	4	4	5
EQ/Moderate Allocation
Unit value	$169.97	$165.16	$178.43	$200.42	$205.05	$201.82	$211.14	$232.83	$220.17	$252.60
Number of units outstanding (000’s)	12	10	13	16	16	16	15	23	23	22
EQ/Moderate Growth Strategy
Unit value	—	—	$104.30	$121.06	$126.23	$124.35	$132.19	$146.75	$138.24	$161.96
Number of units outstanding (000’s)	—	—	—	—	—	1	1	1	1	1
EQ/Moderate-Plus Allocation
Unit value	$138.67	$130.88	$144.93	$172.40	$177.64	$174.12	$185.48	$211.61	$195.76	$233.25
Number of units outstanding (000’s)	8	11	13	17	17	15	15	24	23	24
EQ/Money Market
Unit value	$134.83	$133.89	$132.95	$132.02	$131.10	$130.18	$129.27	$128.88	$129.60	$130.65
Number of units outstanding (000’s)	1	1	1	1	1	1	1	2	5	3

7

EQUI-VEST® TSA Contracts for New York City Housing Development Corporation  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
EQ/Oppenheimer Global
Unit value	$108.09	$98.09	$117.24	$147.07	$148.66	$152.31	$151.31	$203.77	$175.09	$227.91
Number of units outstanding (000’s)	1	3	3	2	2	2	2	2	4	4
EQ/PIMCO Global Real Return
Unit value	—	—	—	$91.11	$97.59	$94.62	$103.65	$105.92	$103.74	$111.43
Number of units outstanding (000’s)	—	—	—	—	—	1	1	6	10	14
EQ/PIMCO Ultra Short Bond
Unit value	$112.66	$111.66	$112.53	$111.84	$110.96	$109.88	$111.28	$112.59	$112.87	$114.94
Number of units outstanding (000’s)	5	5	6	6	6	6	5	5	4	4
EQ/Quality Bond PLUS
Unit value	$164.63	$165.87	$169.08	$164.07	$167.65	$166.85	$167.63	$168.78	$167.79	$176.00
Number of units outstanding (000’s)	2	2	1	1	1	1	1	1	1	1
EQ/Small Company Index
Unit value	$167.76	$159.93	$183.49	$250.45	$260.75	$247.10	$295.75	$334.82	$294.86	$366.62
Number of units outstanding (000’s)	23	24	4	4	4	4	4	3	3	3
EQ/T. Rowe Price Growth Stock
Unit value	$109.66	$106.77	$126.10	$172.70	$186.31	$203.92	$205.21	$271.77	$265.49	$345.63
Number of units outstanding (000’s)	16	18	4	4	6	5	5	10	11	15
EQ/Templeton Global Equity Managed Volatility
Unit value	$88.92	$80.96	$95.94	$120.94	$121.41	$117.38	$122.71	$147.79	$128.83	$154.72
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
EQ/UBS Growth and Income
Unit value	$118.55	$114.40	$128.23	$172.57	$196.12	$191.97	$209.97	$252.87	$217.40	$295.33
Number of units outstanding (000’s)	—	—	—	—	2	3	—	—	—	—
EQ/Wellington Energy
Unit value	—	—	—	—	—	—	—	—	$77.25	$77.47
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	2	2
Invesco V.I. High Yield Fund
Unit value	—	$95.38	$110.78	$117.44	$118.47	$113.67	$125.10	$131.83	$126.19	$141.80
Number of units outstanding (000’s)	—	—	—	—	1	1	—	3	3	3
Invesco V.I. Mid Cap Core Equity Fund
Unit value	$104.63	$97.14	$106.70	$136.11	$140.79	$133.82	$150.38	$171.21	$150.29	$186.60
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—

8

EQUI-VEST® TSA Contracts for New York City Housing Development Corporation  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Invesco V.I. Small Cap Equity Fund
Unit value	$108.96	$107.13	$120.91	$164.58	$166.84	$156.16	$173.43	$195.85	$164.77	$206.69
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Ivy VIP High Income
Unit value	$106.45	$111.26	$131.08	$143.83	$145.54	$135.12	$155.89	$165.14	$160.51	$177.23
Number of units outstanding (000’s)	—	—	1	2	2	2	2	11	12	14
Ivy VIP Small Cap Growth
Unit value	$112.98	$100.29	$104.73	$149.09	$150.41	$152.17	$155.51	$190.12	$181.02	$221.75
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Trust Series
Unit value	$102.23	$99.06	$116.89	$152.91	$168.10	$166.85	$179.46	$219.25	$205.28	$267.53
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio
Unit value	—	—	—	—	—	$193.91	$203.81	$259.26	$258.92	$358.88
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
Multimanager Aggressive Equity
Unit value	$81.90	$76.41	$86.65	$118.05	$129.73	$133.96	$137.60	$178.11	$176.49	$233.70
Number of units outstanding (000’s)	19	15	13	12	9	9	8	8	10	7
Multimanager Core Bond
Unit value	$144.74	$152.07	$159.27	$154.43	$159.10	$158.19	$161.23	$164.91	$163.10	$173.92
Number of units outstanding (000’s)	1	1	2	2	3	2	2	2	2	2
Multimanager Mid Cap Growth
Unit value	$124.72	$114.08	$130.78	$182.04	$189.55	$185.36	$196.54	$247.20	$231.29	$305.37
Number of units outstanding (000’s)	1	1	1	1	1	1	1	1	1	1
Multimanager Mid Cap Value
Unit value	$161.66	$139.12	$158.62	$213.57	$223.40	$209.52	$247.75	$268.83	$232.91	$289.03
Number of units outstanding (000’s)	1	1	1	1	1	1	—	1	1	—
Multimanager Technology
Unit value	$124.23	$117.42	$132.25	$178.07	$200.78	$211.92	$229.26	$316.73	$321.71	$440.44
Number of units outstanding (000’s)	3	3	7	1	1	2	1	2	4	1
Target 2015 Allocation
Unit value	$104.80	$101.14	$111.34	$126.12	$128.94	$125.59	$131.74	$145.61	$138.36	$157.99
Number of units outstanding (000’s)	1	1	1	—	—	—	—	—	—	—

9

EQUI-VEST® TSA Contracts for New York City Housing Development Corporation  (continued)

Unit values and number of units outstanding at year end for each variable investment option, except for those options offered for the first time on or after December 31, 2019.

	For the years ending December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Target 2025 Allocation
Unit value	$102.43	$97.74	$109.53	$129.54	$133.82	$130.17	$138.85	$159.13	$148.30	$175.80
Number of units outstanding (000’s)	3	3	4	4	3	3	3	5	4	4
Target 2035 Allocation
Unit value	$101.07	$95.70	$108.44	$131.65	$136.60	$132.89	$142.55	$166.70	$153.65	$186.64
Number of units outstanding (000’s)	1	2	1	2	2	2	1	2	3	2
Target 2045 Allocation
Unit value	$98.94	$92.82	$106.39	$132.29	$137.64	$133.63	$144.23	$171.43	$156.63	$193.39
Number of units outstanding (000’s)	—	—	—	—	—	—	—	1	1	1
Target 2055 Allocation
Unit value	—	—	—	—	—	$91.83	$99.86	$120.77	$109.39	$137.73
Number of units outstanding (000’s)	—	—	—	—	—	—	—	—	—	—
VanEck VIP Global Hard Assets Fund
Unit value	—	$83.28	$85.27	$93.39	$74.80	$49.30	$70.20	$68.34	$48.57	$53.80
Number of units outstanding (000’s)	—	—	—	—	1	1	1	1	1	1

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the Prospectus).

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

10

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020, to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company offers its EQUI-VEST® Series 100 and 200 TSA contracts to participants in the TSA plan for the Detroit Board of Education. The contract is no longer available for new participants. This Supplement describes the material differences between the Series 100 and 200 TSA plan for the Detroit Board of Education and the EQUI-VEST® Series 100 and 200 TSA contracts described in the prospectus.

•

Annual Administrative charge.  The annual administrative charge is waived; therefore all references in the prospectus to “annual administrative charge” or “administrative charge” are deleted in their entirety.

FOR USE ONLY WITH DETROIT BOARD OF EDUCATION TSA CONTRACTS

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#843684

Equitable Financial Life Insurance Company

Supplement Dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

•	For Employees of Allegheny County, Pennsylvania

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Series 200 EDC Contracts, modified as described below (the “Modified EDC Contracts“), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the prospectus, except that the withdrawal charge and annual administrative charge applicable to the Modified EDC Contracts will be as follows:

•	Withdrawal charge. The withdrawal charge schedule for the Modified EDC Contract is as follows:

Contract Year(s)	Withdrawal Charge
1	6%
2	5
3	4
4	3
5	2
6+	0

This table replaces the table in the prospectus under “Withdrawal charge for series 100 and 200 contracts“ under the heading “For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts“ in “Charges and expenses.“

No withdrawal charge will apply in the event of the:

—	Death

—	Disability

—	Separation from service from Allegheny County

—	Retirement of the participant.

•

Annual administrative charge.  The annual administrative charge is waived; therefore all references in the prospectus to “annual administrative charge“ or “administrative charge“ are deleted in their entirety.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information“ in the prospectus.)

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#843857

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

•	EQUI-VEST® TSA series 200 certificates and contracts (the ‘‘Modified TSA Contracts’’) for Broward County Public Schools, Florida

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company offers the Modified TSA Contracts as described below, to participants in the TSA Plan for Broward County Public Schools, Florida. This Supplement describes the material differences between the Modified TSA Contracts and the EQUI-VEST® series 200 contracts described in the prospectus. Material differences between the Modified TSA Contracts and the TSA provisions described in the EQUI-VEST® series 200 prospectus include the following:

A.

Administrative charge.  The annual administrative charge is waived; therefore, all references in the prospectus to “annual administrative charge” or “administrative charge” are deleted in their entirety.

B.	Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

1.	The next to the last bullet in “Additional features” under “EQUI-VEST® Employer-Sponsored Retirement Plans at a glance — key features” is deleted in its entirety and replaced by the following:

•	Waiver of withdrawal charge under certain circumstances and contracts. See “Charges and expenses” later in this prospectus.

2.

In the section ‘‘Charges and expenses’’ of the prospectus, under ‘‘For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts’’ the following is added after the bullet under the heading ‘‘No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:’’ for the Modified TSA Contracts only:

No withdrawal charge applies for the Modified TSA Contracts if:

(1)	the participant has retired from employment;

(2)	the participant has separated from service at any time;

(3)	the participant has reached age 59 1/2;

(4)	the amount withdrawn is intended to satisfy the minimum distribution requirements;

(5)	the employer certifies to us that the amount withdrawn is a ‘‘hardship withdrawal’’ pursuant to applicable Treasury Regulations;

(6)	the participant is disabled (special federal income definition);

(7)	we receive proof satisfactory to us that the participant’s life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

(8)	the amount withdrawn is attributable to contributions that were made prior to 1/1/1989, and any earnings credited on such contributions prior to 1/1/1989;

(9)

the participant is rolling over funds as a result of one of the distributable events in (1), (2), (3) and (6) above and (10) below for spousal beneficiaries only, or rollover of unrestricted funds in (8) from EQUI-VEST® to another third-party provider;

(10)	the participant dies and a death benefit is payable to the beneficiary; and

(11)	the withdrawal is made to purchase a payout annuity from the Company.

#827992

C.	Maximum total Separate Account A annual expenses.

•

For series 200 Modified TSA Contracts, we currently deduct a daily charge on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.90%.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ‘‘Tax information’’ in the prospectus.)

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

For use only with TSA certificates/contracts of Broward County Public Schools, Florida

2

Equitable Financial Life Insurance Company

Supplement Dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company offers a modified version of its EQUI-VEST® Series 200 TSA contracts (the “Modified TSA Agreement”) only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST® Series 200 TSA contract described in the prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the prospectus include the following:

•	Withdrawal charge. The withdrawal charge schedule for the Modified TSA Agreement is as follows:

Contract Year(s)	Withdrawal Charge
1	6%
2	5
3	4
4	3
5	2
6+	0

This table replaces the EQUI-VEST® Series 200 withdrawal charge table in “Withdrawal charge for series 100 and 200 contracts” under the heading “For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts” in “Charges and expenses.”

•	Exceptions to the withdrawal charge. For the modified TSA Agreement, the withdrawal charge section in “Charges and expenses” has been revised to add the following waivers:

No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:

—	The annuitant has separated from service, or

—	The annuitant makes a withdrawal at any time and qualifies to receive Social Security disability benefits as certified by the Social Security Administration or any successor agency, or

—	The annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code.

•

Annual administrative charge.  The annual administrative charge for participants under the Modified TSA Agreement is at maximum the charge described in the prospectus — that is, it is equal to the lesser of $30 or 2% of the account value on the last business day of each year (adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the prospectus.)

FOR USE ONLY IN THE STATE OF ILLINOIS

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#827662

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company will offer its EQUI-VEST® Series 200 TSA contracts modified with Rider 95MDHOSP (the “Modified TSA Contract”) only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. The contract is no longer available for new participants. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST® Series 200 TSA contract described in the prospectus.

Material differences between the Modified TSA Contract and the TSA provisions described in the prospectus include the following:

•	Withdrawal charge. The withdrawal charge schedule for the Modified TSA Contract is as follows:

Contract Year(s)	Withdrawal Charge
1	6%
2	5
3	4
4	3
5	2
6+	0

This table replaces the EQUI-VEST® Series 200 Withdrawal Charge table in “Withdrawal charge for series 100 and 200 contracts” under the heading “For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts” in “Charges and expenses” in the prospectus.

•	Exceptions to the withdrawal charge. For the modified TSA Contract, the withdrawal charge section in “Charges and expenses” has been revised as follows:

No charge will be applied to any amount withdrawn from the TSA Contract if:

—	the annuitant has separated from service, or

—	the annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or

—	the annuitant makes a withdrawal at any time and qualifies to receive Social Security disability benefits as certified by the Social Security Administration or any successor agency, or

—

the annuitant withdraws funds that were transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than the Company.

•

Annual administrative charge.  The annual administrative charge is waived; therefore, all references in the prospectus to “annual administrative charge” or “administrative charge” are deleted in their entirety.

Because you are purchasing an annuity contract as a Tax Sheltered Annuity (TSA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the prospectus.)

#662238

•

Loans.  Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant’s account value but may never exceed $50,000. For more complete details and rules on Loans, see “Loans from qualified plans and TSAs” under “Tax information” in the prospectus.

FOR USE ONLY IN THE STATE OF MARYLAND

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

2

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020, to the May 1, 2020 prospectus for EQUI-VEST® Series 200 Employer-Sponsored Retirement Plans

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company offers its EQUI-VEST® Series 200 EDC contracts modified with riders 2002EDC-WC-MI and PF 10,962, as applicable, (the ‘‘Modified EDC Agreement’’) only to participants in the EDC plan for Wayne County, Michigan. The contract is no longer available for new participants. This Supplement describes the material differences between the Modified EDC Agreement and the EQUI-VEST® Series 200 EDC contracts described in the prospectus.

1.

Exceptions to the withdrawal charge.  In ‘‘Charges and expenses’’ under the section titled, ‘‘For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts,’’ in ‘‘Withdrawal charge for series 100 and 200 contracts,’’ the following exceptions are added:

•	the Participant retires pursuant to terms of the Plan; or

•	the Participant separates from service; or

•	the Participant elects a hardship withdrawal that qualifies as an unforeseeable emergency as defined under the Internal Revenue Code and approved by the Plan; or

•	we receive proof satisfactory to us that the Participant’s life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

•

the Participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled. Total disability is the Participant’s incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and the Participant must continue to be deemed totally disabled.

Written notice of claim must be given to us during the Participant’s lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, the Participant must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that the Participant meets the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to do so, and, in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

The withdrawal charge will apply if the conditions, as described in the last two items above, existed at the time the contract was issued or if the condition began within the 12 month period following the issuance of the contract.

2.	Annual administrative charge. The following is added to the fifth paragraph in the section, ‘‘Annual administrative charge,’’ under ‘‘Charges under the contracts,’’ in the prospectus:

For EDC contracts issued to participants in the Wayne County, Michigan, EDC plan, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ‘‘Tax information’’ in the prospectus.)

FOR USE ONLY WITHIN WAYNE COUNTY, MICHIGAN EDC CONTRACTS

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#843563

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020, to the May 1, 2020 prospectus for EQUI-VEST® Series 200 Employer-Sponsored Retirement Plans

•	EQUI-VEST® TSA and EDC contracts (Series 200)

Offered to Certain Public School Employees Within the State of Virginia

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company offers its EQUI-VEST® Series 200 EDC and TSA contracts, modified as described below, (the “Modified EDC and TSA Agreement”) only to certain participants in the EDC and TSA plans sponsored by a public education institution within the State of Virginia. The contract is no longer available for new participants. This Supplement describes material regarding the annual administrative charge for EDC and TSA contracts.

•	Annual administrative charge. The following is added to the fifth paragraph in the section, “Annual administrative charge,” under “Charges under the contracts,” in the Prospectus:

“For EDC and TSA contracts issued to certain public school participants within the State of Virginia, with EDC and TSA plans, the annual administrative charge is waived if the account value is at least $15,000 at the end of the contract year.”

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the prospectus.)

FOR USE ONLY WITH EDC AND TSA CONTRACTS IN THE STATE OF VIRGINIA

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas,
New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#844495

Equitable Financial Life Insurance Company

Supplement Dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

•	For Employees of Employers Associated with Real Living Network

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company offers the Series 200 Trusteed Contracts, modified as described below (the “Modified Trusteed Contracts”), to employees of employers associated with Real Living Network, a real estate brokerage firm, on the basis described in the prospectus, except that the withdrawal charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the guaranteed interest option less than 120 days prior to such withdrawal. Except as modified above, the discussion under ‘‘Withdrawal charge for series 100 and 200 contracts’’ under “Charges and expenses” with respect to Trusteed Contracts is applicable to the Modified Trusteed Contracts.

The annual administrative charge is waived.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the prospectus.)

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#643537

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

•	EQUI-VEST® TSA series 100 and 200 certificates and contracts (the “Modified Contracts”) to the employees for the School District of Philadelphia in the State of Pennsylvania.

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company offers the Modified Contracts described below to employees in the School District of Philadelphia 403(b) Plan in the State of Pennsylvania. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST® series 100 and 200 contracts described in the prospectus. The contract is no longer available for new participants. Material differences between the Modified Contracts and the TSA provisions described in the series 100 and 200 prospectus include the following:

A.

Administrative charge.  The annual administrative charge is waived; therefore, all references in the prospectus to “annual administrative charge” or “administrative charge” are deleted in their entirety.

B.	Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

1.	The next to last bullet in “Additional features” under “EQUI-VEST® Employer-Sponsored Retirement Plans at a glance — key features” is deleted in its entirety and replaced with the following:

•	Waiver of withdrawal charge under certain circumstances and contracts. See “Charges and expenses” later in this prospectus.

2.

In the section “Charges and expenses” of the prospectus, under “Withdrawal charge for series 100 and 200 contracts,” “For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts,” the following is added after the bullet under the heading “No withdrawal charge applies under a TSA or EDC (subject to state availability) contract if:”

For the Modified Contracts only

No withdrawal charge applies under TSA contracts if:

•	The participant separates from service at any time;

•	The participant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

•	The participant makes a withdrawal to satisfy minimum distribution requirements;

•	The participant elects a withdrawal that qualifies as a hardship withdrawal under the Internal Revenue Code;

•	We receive proof satisfactory to us (including certification by a licensed physician) that the participant’s life expectancy is six months or less;

•

The participant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

— its main function is to provide skilled, intermediate or custodial nursing care;

— it provides continuous room and board to three or more persons;

— it is supervised by a registered nurse or licensed practical nurse;

— it keeps daily medical records of each patient;

— it controls and records all medications dispensed;

— its primary service is other than to provide housing for residents; or

•	The participant dies and a death benefit is payable to the beneficiary.

For use with TSA certificates/contracts of the School District of Philadelphia Pennsylvania

#842550

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see “Tax information” in the prospectus.)

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

2

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the May 1, 2020 prospectus for EQUI-VEST® Employer-Sponsored Retirement Plans

•	EQUI-VEST® TSA series 100 and 200 certificates and contracts and EDC series 200 contracts (the ‘‘Modified Contracts’’) for the Charlotte-Mecklenberg Public Schools, North Carolina.

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

The Company offers the Modified Contracts described below to participants in the TSA and EDC Plans for Charlotte-Mecklenberg Public Schools, North Carolina. This contract is no longer available for new participants. This Supplement describes the material differences between the Modified Contracts and the EQUI-VEST® series 100 and 200 contracts described in the prospectus. Material differences between the Modified Contracts and the TSA and EDC provisions described in the series 100 and 200 prospectus include the following:

A.

Administrative charge. The annual administrative charge is waived; therefore, all references in the prospectus to ‘‘annual administrative charge’’ or ‘‘administrative charge’’ are deleted in their entirety.

B.	Withdrawal charges. The following changes are made to reflect the changes in circumstances under which withdrawal charges are imposed:

1.	The next to last bullet in ‘‘Additional features’’ under ‘‘EQUI-VEST® Employer-Sponsored Retirement Plans at a glance — key features’’ is deleted in its entirety and replaced with the following:

•	Waiver of withdrawal charge under certain circumstances and contracts. See ‘‘Charges and expenses’’ later in this prospectus.

2.

In the section ‘‘Charges and expenses’’ of the prospectus, under ‘‘Withdrawal charge for series 100 and 200 contracts,’’’’For SEP, SARSEP, TSA, EDC and Annuitant-Owned HR-10 contracts,’’ the fifth paragraph and bulleted statement that follow that paragraph are replaced with the following:

No withdrawal charge applies under TSA or EDC contracts if:

•	The annuitant separates from service at any time;

•	The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration or is totally disabled;

•	The annuitant retires from employment;

•	The annuitant makes a withdrawal to satisfy minimum distribution requirements; or

•	The annuitant elects a withdrawal that qualifies as a hardship withdrawal (or for EDC, an unforeseeable emergency withdrawal) under the Internal Revenue Code.

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuitities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuitites, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see ‘‘Tax information’’ in the prospectus.)

For use with TSA and EDC certificates/contracts of the Charlotte-Mecklenberg Public Schools North Carolina

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#842834

Equitable Financial Life Insurance Company

Supplement Dated May 1, 2020 to the current prospectuses and supplements to the prospectuses for:

•	EQUI-VEST® (Series 201)
•	EQUI-VEST® StrategiesSM (Series 900)
•	EQUI-VEST® StrategiesSM (Series 901)
•	EQUI-VEST® Employer-Sponsored Retirement Plans (Series 100 and Series 200) (TSA and EDC contracts only)

This Supplement relates to the Structured Investment Option which is currently available under our EQUI-VEST® (Series 201), EQUI-VEST® StrategiesSM (Series 900), EQUI-VEST® StrategiesSM (Series 901) and EQUI-VEST® Employer-Sponsored Retirement Plans ((Series 100 and Series 200) (TSA and EDC contracts only) subject to regulatory approval) contracts. Any amount that you decide to invest in the Structured Investment Option would be invested in one of the “Segments” of the Structured Investment Option, each of which has a limited duration (a “Segment Duration”). The Structured Investment Option may not currently be available under your contract or in your state.

The purpose of this Supplement is solely to add to your current prospectuses (collectively, the “EQUI-VEST® prospectus”) a very limited amount of information about the Structured Investment Option. Much more complete information about the Structured Investment Option is contained in a separate Structured Investment Option prospectus dated May 1, 2020. All of the information in the EQUI-VEST® prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the EQUI-VEST® prospectus) or in the Structured Investment Option prospectus.

Accordingly, you should read this Supplement in conjunction with your EQUI-VEST® prospectus and the Structured Investment Option prospectus (and any other supplements thereto). This Supplement incorporates your EQUI-VEST® prospectus (and any other supplements thereto) and the Structured Investment Option prospectus (and any other supplements thereto) by reference. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your EQUI-VEST® prospectus.

Charges for the Structured Investment Option

If you allocate any of your account value to the Structured Investment Option, a charge or deduction could result. To reflect these, the following item is added to the chart entitled “Charges we periodically deduct from your account value” under “Fee table” in your EQUI-VEST® prospectus:

Adjustments for early surrender or other distribution from a Segment
When calculation is made	Maximum amount that may be lost(1)
Segment Interim Value is applied on surrender or other distribution (including loans and charges) from a Segment prior to its Segment Maturity Date	90% of Segment Investment

Notes:

(1)

The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under “Appendix I” in your Structured Investment Option prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10% buffer at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

This fee table applies specifically to the Structured Investment Option and should be read in conjunction with the fee table in your EQUI-VEST® contract prospectus.

How We Allocate Charges Among Your Investment Options

If you allocate any account value to the Structured Investment Option, our procedures for allocating contract fees and charges among the investment options you are using is significantly different than in the absence of the Structured Investment Option. Accordingly, the following paragraphs are added to the “Charges and expenses” section.

ProNvest Managed Account Service Charge

If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee.

For EQUI-VEST® StrategiesSM (Series 901), this fee will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, the charge will be deducted from the Segment Holding Account, then pro rata from the Segments. This fee will not be deducted from amounts invested in the Personal Income Benefit variable investment options.

IM-11-04 (5/20)	Cat# 146267
EV 100, 200, 201, 900 and 901 NB/IF	#844192

For EQUI-VEST® StrategiesSM (Series 900), this fee will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, this charge will be deducted pro rata from your fixed maturity options. If there are still insufficient funds, the charge will be deducted from the Segment Holding Account, then pro rata from the Segments. This fee will not be deducted from amounts invested in the Personal Income Benefit variable investment options.

Separate account annual expenses

Under the provisions of your EQUI-VEST® contract, we deduct a daily charge(s) from the net assets in each variable investment option and Segment Holding Account to compensate us for mortality and expense risks and other expenses. The Segment Holding Account is part of the EQ/Money Market variable investment option available under your EQUI-VEST® contract.

For amounts held in the Segment Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in the Segment Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time. For more information, please see “Charges and Expenses” in your EQUI-VEST® variable annuity prospectus.

Annual administrative charge

For EQUI-VEST® (Series 201) and EQUI-VEST® StrategiesSM (Series 901), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the account for special dollar cost averaging. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, and then pro rata from the Segments.

For EQUI-VEST® StrategiesSM (Series 900) and EQUI-VEST® Employer-Sponsored Retirement Plans (Series 100 and Series 200), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the fixed maturity options. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, then pro rata from the Segments.

Enhanced death benefit charge

(for EQUI-VEST® Strategies Series 900 and 901 contracts)

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options for EQUI-VEST® StrategiesSM (Series 900) or from the account for special dollar cost averaging for EQUI-VEST® StrategiesSM (Series 901), to the extent you have value in those investment options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If those amounts are insufficient, we will make up the required amounts from the Segment Holding Account and then pro rata from the Segments.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

Plan operating expense charge

Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer’s designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer’s plan.

For EQUI-VEST® (Series 201) and EQUI-VEST® Strategies (Series 901), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

2

For EQUI-VEST® Strategies (Series 900), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the fixed maturity options. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

Annual loan record-keeping charge

(for EQUI-VEST® Series 901 contracts)

A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday.

The charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

3

Equitable Financial Life Insurance Company

Supplement Dated May 1, 2020 to the current prospectus and supplements for EQUI-VEST® Employer-Sponsored Retirement Plan

•	EQUI-VEST® VantageSM Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education

This Supplement relates to the Structured Investment Option which is currently available under EQUI-VEST® Employer-Sponsored Retirement Plan contract. Any amount that you decide to invest in the Structured Investment Option would be invested in one of the “Segments” of the Structured Investment Option, each of which has a limited duration (a “Segment Duration”).

The purpose of this Supplement is solely to add to your current prospectus ( the “EQUI-VEST® prospectus”) a very limited amount of information about the Structured Investment Option. Much more complete information about the Structured Investment Option is contained in a separate Structured Investment Option prospectus dated May 1, 2020. All of the information in the EQUI-VEST® prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the EQUI-VEST® prospectus) or in the Structured Investment Option prospectus.

Accordingly, you should read this Supplement in conjunction with your EQUI-VEST® prospectus and the Structured Investment Option prospectus (and any other supplements thereto). This Supplement incorporates your EQUI-VEST® prospectus (and any other supplements thereto) and the Structured Investment Option prospectus (and any other supplements thereto) by reference. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your EQUI-VEST® prospectus.

Charges for the Structured Investment Option

If you allocate any of your account value to the Structured Investment Option, a charge or deduction could result. To reflect these, the following item is added to the chart entitled “Charges we periodically deduct from your account value” under “Fee table” in your EQUI-VEST® prospectus:

Adjustments for early surrender or other distribution from a Segment
When calculation is made	Maximum amount that may be lost(1)
Segment Interim Value is applied on surrender or other distribution (including loans and charges) from a Segment prior to its Segment Maturity Date	90% of Segment Investment

Notes:

(1)

The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under “Appendix I” in your Structured Investment Option prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10% buffer at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

This fee table applies specifically to the Structured Investment Option and should be read in conjunction with the fee table in your EQUI-VEST® contract prospectus.

Transferring your money among investment options

We reserve the right to do all of the following if the Structured Investment Option is available under your EQUI-VEST® contract:

•	Limit transfers from your other investment options to the Segment Type Holding Account to no more than once every 30 days.

•	Require a minimum time period between each transfer into, or out of, the Segment Type Holding Account.

•	Establish a maximum dollar amount that may be transferred to or from the Segment Type Holding Account.

Separate account annual expenses

Under the provisions of your EQUI-VEST® contract, we deduct a daily charge(s) from the net assets in each variable investment option and Segment Holding Account to compensate us for mortality and expense risks and other expenses. The Segment Holding Account is part of the EQ/Money Market variable investment option available under your EQUI-VEST® contract.

888-133 (5/20)	Cat. #150021 (5/20)
Employer-Sponsored–NB (NJ ACTS ONLY)	#844049

For amounts held in the Segment Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in the Segment Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time. For more information, please see “Charges and Expenses” in your EQUI-VEST® variable annuity prospectus.

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

2

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the Prospectus dated May 1, 2020 for EQUI-VEST® Employer-Sponsored Retirement Plans:

•	EQUI-VEST® VantageSM

This Supplement adds information related to an exchange offer and modifies certain related information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus or call (866) 638-0550.

EXCHANGE OFFER

This Supplement describes an Exchange Offer we are making to you in connection with your variable annuity contract. This Supplement contains important information that you should know before accepting this Exchange Offer.

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept this Exchange Offer or take any action under your Existing Contract. If you do not accept this Exchange Offer, your Existing Contract will continue unchanged.

In certain Employer-sponsored plans, your Employer or Plan may unilaterally accept this Exchange Offer. You can contact your financial professional for additional information.

You should carefully read this Supplement in conjunction with your Prospectus before making your decision regarding this Exchange Offer. If you have any questions about this Exchange Offer, contact your financial professional or call us directly at (866) 638-0550.

Why am I receiving this offer?

Your Employer or Plan has decided to make available to you the Equitable Retirement 360 Defined Contribution Program (the “Program”), which is a retirement program designed to provide participants (“Participants”) a single coordinated program selection of investment options, including certain mutual fund options and a fixed annuity contract option (each a “Program Investment Option” and collectively the “Program Investment Options”). In the future, we expect to expand the investment options available under the Program. Please note that certain Program Investment Options may be offered, advised or subadvised by Equitable Financial Life Insurance Company (the “Company”) or one or more of our affiliates.

Because the Program is available to you and you are no longer able to contribute to your EQUI-VEST contract or certificate (each an “Existing Contract” and collectively the “Existing Contracts”), we will permit you to exchange some or all of your Existing Contract for one or more affiliated mutual funds that are also Program Investment Options (each an “Affiliated Mutual Fund” and collectively the “Affiliated Mutual Funds”) without imposing withdrawal charges, although a market value adjustment may apply (the “Exchange Offer”). This Exchange Offer also includes, if applicable, any subsequent exchanges under the Program of shares of an Affiliated Mutual Fund for an Existing Contract or a New Contract (described below) and any future exchanges under the Program.

You should carefully read this Supplement and your Prospectus and the prospectuses for the Affiliated Mutual Funds before making your decision regarding this Exchange Offer. This Exchange Offer allows you to exchange some or all of the account value in your Existing Contract for one or more of the Affiliated Mutual Funds without paying withdrawal charges, although a market value adjustment may apply. You should only exchange some or all of the account value in your Existing Contract if you have determined you no longer need or want some or all of the Guaranteed Benefits (described below) provided by your Existing Contract. The Affiliated Mutual Funds do not offer any of these Guaranteed Benefits. If you accept this Exchange Offer your Guaranteed Benefits will terminate or be reduced and they cannot be reinstated.

What is this offer? How does this offer work?

You can exchange some or all of your Existing Contract without incurring withdrawal charges for one or more of the Affiliated Mutual Funds, although a market value adjustment may apply. The minimum amount that may be exchanged pursuant to this Exchange Offer is $20. If you are considering investing in one or more of the Affiliated Mutual Funds you should contact your financial professional, who will be able to explain the details of the Affiliated Mutual Funds and provide you with the proper forms and applications necessary to complete the transaction. Affiliated Mutual Funds can only be purchased through a broker-dealer and this Exchange Offer is not available through all broker-dealer firms.

Under this Exchange Offer, the full or partial exchange of your Existing Contract will not trigger any applicable withdrawal charge under your Existing Contract. In addition, since the Affiliated Mutual Funds do not have withdrawal charges, any account value from your Existing Contract transferred into the Affiliated Mutual Funds would not be subject to any withdrawal charge under the Affiliated Mutual Funds (but would be subject to all other charges and fees under each applicable Affiliated Mutual Fund). However, any exchange of account value from a fixed maturity option under an Existing Contract will be subject to a market value adjustment which could decrease the amount to be exchanged or the amount remaining in the fixed maturity option, perhaps significantly.

Your Existing Contract has certain benefits that are not offered under any Affiliated Mutual Fund (the “Guaranteed Benefits”):

•	a standard death benefit;

•	the ability to annuitize at guaranteed annuitization rates and receive guaranteed income for life;

•	a guaranteed interest option (investment option that pays interest at guaranteed rates);

•	fixed maturity options (investment option that pays interest over a 1-10 year period);

•	a structured investment option (NJ ACTS only) (investment option that may credit interest based, in part, on the performance of an external index);

•	the optional enhanced death benefit; and

•	the Investment Simplifier (fixed dollar option and interest sweep).

You should carefully consider whether an exchange is appropriate for you by comparing the Guaranteed Benefits provided by your Existing Contract to the benefits and features provided by the Affiliated Mutual Fund(s). The Affiliated Mutual Funds do not provide any guaranteed benefits and if you accept this Exchange Offer your Guaranteed Benefits will be terminated or reduced, perhaps significantly.

You should also compare the fees and charges of your Existing Contract to the fees and charges of the Affiliated Mutual Funds (mutual fund annual operating expenses include management fees, distribution and/or service (12b-1) fees and other expenses). You will also pay a record keeping fee on assets invested in Affiliated Mutual Funds. There are no front-end or back-end sales charges for the Affiliated Mutual Funds. For a copy of the prospectus for an Affiliated Mutual Fund, please contact your financial professional or call (866) 638-0550. Please also see “How can I evaluate this offer?” and “Appendix I”.

When your Employer or Plan made the Program available to you it also decided how ongoing contributions may be allocated. That decision determined the terms under which you can exchange some or all of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds. Accordingly your Employer or Plan does not currently permit ongoing contributions to the Existing Contracts, you can elect to exchange some or all of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds. Employer or Plan restrictions may prevent you from accepting this Exchange Offer. Amounts invested in one or more of the Affiliated Mutual Funds may be subject to more stringent withdrawal requirements. For more information, please see “Tax Information” in the Prospectus and “What are the tax implications of accepting the offer?” below.

We reserve the right to terminate or materially amend this Exchange Offer with respect to any or all Existing Contracts, as well as, any or all Affiliated Mutual Funds with notice at least 60 days prior to the date of termination or the effective date of the amendment, subject to the following limited exceptions. First, no such notice would be required if, under extraordinary circumstances, there is a suspension in the redemption of the Existing Contract under Section 22(e) of the 1940 Act or the rules thereunder. Second, no such notice would be required if the Affiliated Mutual Fund temporarily delays or ceases the sale of the security because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

Can I subsequently exchange back into my Existing Contract or a New Contract?

Since your Existing Contract and the New Contract (discussed below) are not currently Plan investment options accepting contributions, you cannot transfer from Affiliated Mutual Funds back into your Existing Contract or a New Contract. If, at some point in the future, Existing Contracts (or New Contracts as applicable) are Plan investment options accepting contributions, we also reserve the right to disallow all exchanges from the Affiliated Mutual Funds into Existing Contracts or New Contracts, as well as, the right to reject individual Participant’s requests to exchange some or all of their value in the Affiliated Mutual Funds back into their Existing Contract or a New Contract without rejecting other Participant’s requests or all Participant’s requests. Please Note: Even if you exchange back into your Existing Contract or a New Contract, you may not receive the same level of Guaranteed Benefits as you originally had under your Existing Contract. Please see “How can I evaluate this offer?” and “Appendix I”.

If permitted by your Employer or Plan at some future date, you may be able to exchange some or all of the value in your Affiliated Mutual Fund(s) back into your Existing Contract or, if your Existing Contract no longer exists (because you fully exchanged it for one or more of the Affiliated Mutual Funds or subsequently surrendered it), into a new contract. The new contract would be a newly issued version of your terminated Existing Contract if it is available for new sales (the “New Contract”). For a copy of the

2

prospectus for the New Contract, please contact your financial professional or call (866) 638-0550. Please Note: A New Contract is only applicable if your Existing Contract no longer exists, and you will be required to complete the necessary application, order form or other documentation before the New Contract can be issued and the exchange from the Affiliated Mutual Funds completed. Amounts invested in one or more of the Affiliated Mutual Funds may be subject to more stringent withdrawal requirements which will be permanent even if you transfer back into your Existing Contract or a New Contract. For more information, please see “Tax Information” in the Prospectus and “What are the tax implications of accepting the offer?” below.

If you exchange back into your Existing Contract or a New Contract (which is not currently permitted), a new withdrawal charge period will attach to that exchanged amount. However, no withdrawal charge will be applied to subsequent exchanges back to Affiliated Mutual Funds pursuant to this Exchange Offer, although a market value adjustment may apply. You should only exchange shares of Affiliated Mutual Funds for an Existing Contract or New Contract (which is not currently permitted) if you have determined that you want some or all of Guaranteed Benefits provided by the Existing Contract or New Contract and you understand all of the fees and expenses that you would be paying under that contract.

How can I evaluate this offer?

You must decide between: (1) keeping your Existing Contract; or (2) fully or partially exchanging your Existing Contract without any applicable withdrawal charges (although a market value adjustment may apply) for one or more of the Affiliated Mutual Funds.

If you do not accept our offer, your Existing Contract and all of the Guaranteed Benefits would continue unchanged, and any applicable charges would continue to be deducted from your account value.

If you elect to fully exchange your Existing Contract for one or more of the Affiliated Mutual Funds:

•	Your Existing Contract and its Guaranteed Benefits would terminate.

•

Your account value would transfer without incurring any applicable withdrawal charges, although we will deduct a pro rata portion of the Annual Administrative Charge if your Existing Contract’s account value is less than $25,000 calculated from the date of the most recent participant date anniversary to the date of the exchange.

•

We will impose a market value adjustment on any account value exchanged from a fixed maturity option under an Existing Contract, which could significantly decrease the amount to be exchanged, particularly if there is a long time remaining until the fixed maturity option’s maturity date.

•

If account value is exchanged from the structured investment option prior to maturity the segment interim value calculation could result in a significant decrease in the amount to be exchanged (NJ ACTS only).

•	In the future, you would not have the option to receive the lifetime income at guaranteed annuity rates.

•	Your beneficiaries would not receive the standard death benefit which could be greater than your account value provided by your Existing Contract.

•	Your beneficiaries would not receive the enhanced death benefit amount under your Existing Contract if you elected the enhanced death benefit.

If you partially exchange your Existing Contract for one or more of the Affiliated Mutual Funds:

•	Your account value will be reduced by the amount of the exchange.

•

We will impose a market value adjustment on any account value exchanged from a fixed maturity option under an Existing Contract, which could significantly decrease the fixed maturity amount, particularly if there is a long time remaining until the fixed maturity option’s maturity date.

•	If account value is exchanged from the structured investment option prior to maturity each Segment Investment will be reduced, possibly significantly (NJ ACTS only).

•	The account value that can be used for annuity payments under the Existing Contract’s annuity payment options will also be reduced.

You should compare your Existing Contract’s Guaranteed Benefits with the Affiliated Mutual Fund’s benefits and features. See “Appendix I”. Under an Affiliated Mutual Fund the death benefit is equal to your Affiliated Mutual Fund account value, which could be more or less than your contributions, including the amount exchanged from your Existing Contract. In addition, you will not be able to annuitize your Affiliated Mutual Fund(s) and receive guaranteed lifetime income.

When you purchased your Existing Contract, you decided that some or all of the Guaranteed Benefits were important to you based on your personal circumstances at that time. When considering this Exchange Offer, you should consider whether you no longer need or want some or all of the Guaranteed Benefits provided by your Existing Contract, given your personal

3

circumstances today and your future needs because, if you accept our Exchange Offer, you will be giving up or significantly reducing your Guaranteed Benefits. You should consider your specific circumstances, including your specific account values, death benefit value, and the following factors:

•	How long you intend to keep your Existing Contract.

•	Whether it is important for you to leave your Existing Contract’s death benefit to your beneficiaries.

•	Whether your death benefit amount is greater than your account value.

•	Whether, given your current state of health, you believe you are likely to provide a death benefit to your beneficiaries.

•	Whether it is important for you to be able to receive guaranteed lifetime income.

•	Whether the availability of a guaranteed interest option, fixed maturity options or structured investment option (NJ ACTS only) is important to you.

•	Whether a market value adjustment would apply.

•	Whether amounts would be exchanged out of the structured investment option prior to Segment maturity (NJ ACTS only).

You should assess your own situation to decide whether to accept the Exchange Offer. Once terminated, your Guaranteed Benefits based on the values in your Existing Contract cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your named beneficiaries, and your financial professional and other advisors. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future account value, including whether investment options under your Existing Contract will experience market gains or losses. In addition to all the things you and your financial professional and advisors consider, please also consider the following questions:

1.

Do you still need 100% of the guaranteed death benefit? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and 100% of the guaranteed death benefit is not important, then you may want to consider the offer and decide if one or more of the Affiliated Mutual Funds is appropriate for you.

2.

Do you still need to invest in a guaranteed interest option at a guaranteed rate at least equal to your Existing Contract’s guaranteed minimum annual rate? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and a guaranteed interest option at a guaranteed rate at least equal to your Existing Contract’s guaranteed minimum annual rate is not important, then you may want to consider the offer and decide if one or more of the Affiliated Mutual Funds is appropriate for you.

Also, if your Employer or Plan allows contributions into Existing Contracts (or New Contracts when applicable) in the future and we allow you to exchange from Affiliated Mutual Funds back into your Existing Contract or a New Contract, you likely will not receive the same level of Guaranteed Benefits and a new withdrawal charge period will start. There is no guarantee that your Employer or Plan will allow contributions into Existing Contracts or New Contracts in the future.

•

When you fully exchange your Existing Contract for one or more of the Affiliated Mutual Funds, you lose the value of your existing Guaranteed Benefits which may be greater than the amount exchanged. If you later are allowed to exchange out of your Affiliated Mutual Funds into a New Contract, you establish guaranteed benefits in the New Contract equal to the amount exchanged from the Affiliated Mutual Funds which may be less. For example, assume your standard death benefit amount ($100,000) was greater than your account value ($90,000) when you fully exchanged your Existing Contract into three Affiliated Mutual Funds. A year later your Employer reopens Existing Contracts as a Plan investment option and you decide to exchange the value in your Affiliated Mutual Funds ($96,000) into a New Contract. Your new death benefit amount in the New Contract ($96,000) is equal the amount you exchange into the New Contract not the original death benefit amount which was higher.

•

When you partially exchange your Existing Contract for one or more of the Affiliated Mutual Funds, the value of your remaining Guaranteed Benefits are reduced on a pro rata basis (as discussed above). If you later are allowed to exchange the same amount from your Affiliated Mutual Funds back into your Existing Contract, the value of your Guaranteed Benefits may be lower. For example, assume your standard death benefit amount ($100,000) was greater than your account value ($90,000) when you exchanged $45,000 into three Affiliated Mutual Funds. Your Existing Contract’s death benefit amount immediately after the partial exchange would be $50,000 (the account value was reduced by 50% and therefore the death benefit was reduced by 50%). A year later your Existing Contract’s account value is $49,000 and its death benefit is still equal to $50,000. If your Employer reopens Existing Contracts as a Plan investment option and you then exchange the value in your Affiliated Mutual Funds ($48,000) back into your Existing Contract, your Existing Contract’s death benefit amount immediately after the exchange will be $98,000 ($50,000 + $48,000), which is lower than the original death benefit amount even though the account value of your Existing Contract and the value of the Affiliated Mutual Funds both increased before the exchange back into your Existing Contract.

4

Please remember, the Affiliated Mutual Funds do no provide any guaranteed benefits. If you exchange 100% of your account value under your Existing Contract for one or more of the Affiliated Mutual Funds, your Existing Contract will terminate, and you will lose your Guaranteed Benefits. If you exchange only a portion of your account value, the amount exchanged will reduce the account value of your Existing Contract on a dollar-for-dollar basis and will generally reduce the value of your death benefit, on a pro rata basis which could be greater than the dollar amount exchanged. You will also be subject to all the fees and charges under each applicable Affiliated Mutual Fund.

How do I accept this offer?

To accept this Exchange Offer, you must (1) be enrolled in the Program (please contact your financial professional for more information on how to enroll in the Program) and (2) complete the applicable exchange form. Please complete, sign and date the exchange form and return it to us at the following address:

Equitable EQUI-VEST® Processing Office

P.O. Box 4956

Syracuse, NY 13221-4956

We will not process your acceptance of the offer until all applicable requirements are satisfied. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond our control, will not be eligible for the offer.

Good order. If the Exchange Offer is received before the market closes on a business day, then the exchange out of the Existing Contract and the purchase of shares of the Affiliated Mutual Fund will occur at the next calculated price. The Exchange Offer is not available on (1) any day that you are not enrolled in the Program and (2) on a non-business day (including a non-Segment Business Day if account value is being exchanged out of a Segment). We will not consider your acceptance of the offer to be in good order if we receive it on such a day or if it is missing any necessary information. If we receive your acceptance on a non-business day and it is otherwise complete, the exchange out of your Existing Contract and the purchase of shares of the Affiliated Mutual Fund will be processed on the next business day.

What are the tax implications of accepting the offer?

We view exchanges from the Existing Contracts in whole or in part to one or more of the Affiliated Mutual Funds as a “contract exchange within the same 403(b) plan,” as described in “Direct transfer contributions” in your Prospectus and therefore, accepting this Exchange Offer will generally not be viewed as a taxable distribution to you. However, amounts exchanged into one or more of the Affiliated Mutual Funds, including earnings, may be subject to more stringent withdrawal restrictions (e.g., employer and after tax contributions cannot be withdrawn before the participant has a severance from employment, becomes disabled or attains age 59 1/2). If you later exchange some or all of those amounts in your Affiliated Mutual Funds back into your Existing Contract or a New Contract, such withdrawal restrictions will remain with respect to those amounts. For more information, please see “Tax Information” in your Prospectus. You should discuss with your tax advisor whether it makes sense for you to accept the offer.

More information about this offer.

Although we do not directly compensate your financial professional based on your acceptance of this Exchange Offer, your financial professional may receive payments of varying amounts that may provide an incentive in recommending whether or not you should accept this Exchange Offer. For example, if you exchange some or all of your Existing Contract for an Affiliated Mutual Fund, your financial professional may receive compensation upon completion of that exchange. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

Please note that your Existing Contract and any New Contract, if applicable, may each be a Program Investment Option. For ease of discussion regarding this Exchange Offer, this Supplement separates your Existing Contract and any New Contract from the Program Investment Options.

All exchanges are subject to our policies and procedures concerning frequent or disruptive transfer activity.

The Exchange Offer may vary for certain contracts, certificates, and in certain states and may not be available for all contracts or certificates, in all states, at all times or through all financial intermediaries. All material variations are described in this supplement. We may suspend, modify, or terminate this Exchange Offer at any time with notice, as described in this supplement. In the future, we may make new, additional or modified offers in connection with these Existing Contracts or certain benefits thereunder with different terms that may be more or less favorable than the terms described herein.

5

APPENDIX I

The following chart provides a brief summary comparison of some of the important features of your Existing Contract and the Affiliated Mutual Funds and between the Affiliated Mutual Funds and a New Contract. You should not rely solely on this chart in examining the differences between your Existing Contract and the Affiliated Mutual Funds and between the Affiliated Mutual Funds and a New Contract. There may be other differences important for you to consider prior to purchasing an Affiliated Mutual Fund or a New Contract. You should read your Prospectus and other information related to your Existing Contract and the prospectus for an Affiliated Mutual Fund and a New Contract prior to requesting any exchange. If you would like a prospectus for an Affiliated Mutual Fund or a New Contract, contact your financial professional or call (866) 638-0550. Please note, this chart does not create or modify any existing rights or Guaranteed Benefits, all of which are only established by your Existing Contract. Your Employer or Plan does not currently allow contributions into Existing Contracts or New Contracts, and there is no guarantee that they will do so in the future.

	VantageSM	AFFILIATED MUTUAL FUNDS
Annual Administrative Charge[1]	$0	$0
Separate Account Expenses	0.50%-0.90%	0
Variable Investment Option Fees	0.59%-1.94%	0
Record Keeping Fee	0	0.15%-1.20%
Mutual Fund Annual Operating Expenses	0	0%-2.26%[2]
Maximum Withdrawal Charge	0%-6%	0%
Living Benefit (charge)	No	No
Variable Investment Options	91	0
Death Benefit	The greater of: (i) your account value, less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance (in certain newer contracts there is no outstanding loan balance) plus accrued interest.	Account Value
Enhanced Death Benefit	The greater of: (a) your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and (b) the enhanced death benefit as of the date of your death. On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.	No

6

	VantageSM	AFFILIATED MUTUAL FUNDS
Guaranteed minimum annual rate in the Guaranteed Interest Option[3]	1%-4%	No
Fixed Maturity Options[4]	Yes	No
Structured Investment Option[5]	Yes (NJ ACTS only)	No
Lifetime Payout Option	Yes	No
Additional Features	Investment simplifier	ProNvest Managed Account Service
1	Or 2% of account value if less.
2

Your Plan will designate the Mutual Funds which are available to you as Mutual Fund Program Investment Options. The high and low Mutual Fund Annual Operating Expenses will vary based on the Mutual Fund Program Investment Options available to you.

3	The guaranteed interest option is part of our general account and pays interest at guaranteed rates that are reset periodically.
4

The fixed maturity option is part of our general account and pays interest at a fixed rate for the duration of the option (generally between 1 — 10 years). A positive or negative market value adjustment applies if amounts are withdrawn before maturity.

5	The Structured Investment Option is an index-linked investment option.

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#844080

Equitable Financial Life Insurance Company

Supplement dated May 1, 2020 to the Prospectus dated May 1, 2020 for EQUI-VEST Employer-Sponsored Retirement Plans:

•	Series 100
•	Series 200

This Supplement adds information related to an exchange offer and modifies certain related information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus or call (866) 638-0550.

EXCHANGE OFFER

This Supplement describes an Exchange Offer we are making to you in connection with your variable annuity contract. This Supplement contains important information that you should know before accepting this Exchange Offer.

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept this Exchange Offer or take any action under your Existing Contract. If you do not accept this Exchange Offer, your Existing Contract will continue unchanged.

In certain Employer-sponsored plans, your Employer or Plan may unilaterally accept this Exchange Offer. You can contact your financial professional for additional information.

You should carefully read this Supplement in conjunction with your Prospectus before making your decision regarding this Exchange Offer. If you have any questions about this Exchange Offer, contact your financial professional or call us directly at (866) 638-0550.

Why am I receiving this offer?

Your Employer or Plan has decided to make available to you the Equitable Retirement 360 Defined Contribution Program (the “Program”), which is a retirement program designed to provide participants (“Participants”) a single coordinated program selection of investment options, including certain mutual fund options and a fixed annuity contract option (each a “Program Investment Option” and collectively the “Program Investment Options”). In the future, we expect to expand the investment options available under the Program. Please note that certain Program Investment Options may be offered, advised or subadvised by Equitable Financial Life Insurance Company (the “Company”) or one or more of our affiliates.

Because the Program is available to you and you are no longer able to contribute to your EQUI-VEST contract or certificate (each an “Existing Contract” and collectively the “Existing Contracts”), we will permit you to exchange some or all of your Existing Contract for one or more affiliated mutual funds that are also Program Investment Options (each an “Affiliated Mutual Fund” and collectively the “Affiliated Mutual Funds”) without imposing withdrawal charges, although a market value adjustment may apply (the “Exchange Offer”). This Exchange Offer also includes, if applicable, any subsequent exchanges under the Program of shares of an Affiliated Mutual Fund for an Existing Contract or a New Contract (described below) and any future exchanges under the Program.

You should carefully read this Supplement and your Prospectus and the prospectuses for the Affiliated Mutual Funds before making your decision regarding this Exchange Offer. This Exchange Offer allows you to exchange some or all of the account value in your Existing Contract for one or more of the Affiliated Mutual Funds without paying withdrawal charges, although a market value adjustment may apply. You should only exchange some or all of the account value in your Existing Contract if you have determined you no longer need or want some or all of the Guaranteed Benefits (described below) provided by your Existing Contract. The Affiliated Mutual Funds do not offer any of these Guaranteed Benefits. If you accept this Exchange Offer your Guaranteed Benefits will terminate or be reduced and they cannot be reinstated.

What is this offer? How does this offer work?

You can exchange some or all of your Existing Contract without incurring withdrawal charges for one or more of the Affiliated Mutual Funds, although a market value adjustment may apply. The minimum amount that may be exchanged pursuant to this Exchange Offer is $20. If you are considering investing in one or more of the Affiliated Mutual Funds you should contact your financial professional, who will be able to explain the details of the Affiliated Mutual Funds and provide you with the proper forms and applications necessary to complete the transaction. Affiliated Mutual Funds can only be purchased through a broker-dealer and this Exchange Offer is not available through all broker-dealer firms.

Under this Exchange Offer, the full or partial exchange of your Existing Contract will not trigger any applicable withdrawal charge under your Existing Contract. In addition, since the Affiliated Mutual Funds do not have withdrawal charges, any account value from your Existing Contract transferred into the Affiliated Mutual Funds would not be subject to any withdrawal charge under the Affiliated Mutual Funds (but would be subject to all other charges and fees under each applicable Affiliated Mutual Fund). However, any exchange of account value from a fixed maturity option under an Existing Contract will be subject to a market value adjustment which could decrease the amount to be exchanged or the amount remaining in the fixed maturity option, perhaps significantly.

Your Existing Contract has certain benefits that are not offered under any Affiliated Mutual Fund (the “Guaranteed Benefits”):

•	a standard death benefit;

•	the ability to annuitize at guaranteed annuitization rates and receive guaranteed income for life;

•	a guaranteed interest option (investment option that pays interest at guaranteed rates);

•	fixed maturity options (investment option that pays interest over a 1-10 year period); and

•	the Investment Simplifier (fixed dollar option and interest sweep).

You should carefully consider whether an exchange is appropriate for you by comparing the Guaranteed Benefits provided by your Existing Contract to the benefits and features provided by the Affiliated Mutual Fund(s). The Affiliated Mutual Funds do not provide any guaranteed benefits and if you accept this Exchange Offer your Guaranteed Benefits will be terminated or reduced, perhaps significantly.

You should also compare the fees and charges of your Existing Contract to the fees and charges of the Affiliated Mutual Funds (mutual fund annual operating expenses include management fees, distribution and/or service (12b-1) fees and other expenses). You will also pay a record keeping fee on assets invested in Affiliated Mutual Funds. There are no front-end or back-end sales charges for the Affiliated Mutual Funds. For a copy of the prospectus for an Affiliated Mutual Fund, please contact your financial professional or call (866) 638-0550. Please also see “How can I evaluate this offer?” and “Appendix I”.

When your Employer or Plan made the Program available to you it also decided how ongoing contributions may be allocated. That decision determined the terms under which you can exchange some or all of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds. Accordingly your Employer or Plan does not currently permit ongoing contributions to the Existing Contracts, then you can elect to exchange some or all of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds. Employer or Plan restrictions may prevent you from accepting this Exchange Offer. Amounts invested in one or more of the Affiliated Mutual Funds may be subject to more stringent withdrawal requirements. For more information, please see “Tax Information” in the Prospectus and “What are the tax implications of accepting the offer?” below.

We reserve the right to terminate or materially amend this Exchange Offer with respect to any or all Existing Contracts, as well as, any or all Affiliated Mutual Funds with notice at least 60 days prior to the date of termination or the effective date of the amendment, subject to the following limited exceptions. First, no such notice would be required if, under extraordinary circumstances, there is a suspension in the redemption of the Existing Contract under Section 22(e) of the 1940 Act or the rules thereunder. Second, no such notice would be required if the Affiliated Mutual Fund temporarily delays or ceases the sale of the security because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

Can I subsequently exchange back into my Existing Contract or a New Contract?

Since your Existing Contract and the New Contract (discussed below) are not currently Plan investment options accepting contributions, you cannot transfer from Affiliated Mutual Funds back into your Existing Contract or a New Contract. If, at some point in the future, Existing Contracts (or New Contracts as applicable) are Plan investment options accepting contributions, we also reserve the right to disallow all exchanges from the Affiliated Mutual Funds into Existing Contracts or New Contracts, as well as, the right to reject individual Participant’s requests to exchange some or all of their value in the Affiliated Mutual Funds back into their Existing Contract or a New Contract without rejecting other Participant’s requests or all Partic-ipant’s requests. Please Note: Even if you exchange back into your Existing Contract or a New Contract, you may not receive the same level of Guaranteed Benefits as you originally had under your Existing Contract. Please see “How can I evaluate this offer?” and “Appendix I”.

If permitted by your Employer or Plan at some future date, you may also be able to exchange some or all of the value in your Affiliated Mutual Fund(s) back into your Existing Contract or, if your Existing Contract no longer exists (because you fully exchanged it for one or more of the Affiliated Mutual Funds or subsequently surrendered it), into a new contract. The new contract would be a newly issued version of your terminated Existing Contract if it is available for new sales (the “New Contract”). For a copy of the prospectus for the New Contract, please contact your financial professional or call (866) 638-0550. Please

2

Note: A New Contract is only applicable if your Existing Contract no longer exists, and you will be required to complete the necessary application, order form or other documentation before the New Contract can be issued and the exchange from the Affiliated Mutual Funds completed. Amounts invested in one or more of the Affiliated Mutual Funds may be subject to more stringent withdrawal requirements which will be permanent even if you transfer back into your Existing Contract or a New Contract. For more information, please see “Tax Information” in the Prospectus and “What are the tax implications of accepting the offer?” below.

If you exchange back into your Existing Contract or a New Contract (which is not currently permitted), a new withdrawal charge period will attach to that exchanged amount. However, no withdrawal charge will be applied to subsequent exchanges back to Affiliated Mutual Funds pursuant to this Exchange Offer, although a market value adjustment may apply. You should only exchange shares of Affiliated Mutual Funds for an Existing Contract or New Contract (which is not currently permitted) if you have determined that you want some or all of Guaranteed Benefits provided by the Existing Contract or New Contract and you understand all of the fees and expenses that you would be paying under that contract.

How can I evaluate this offer?

You must decide between: (1) keeping your Existing Contract; or (2) fully or partially exchanging your Existing Contract without any applicable withdrawal charges (although a market value adjustment may apply) for one or more of the Affiliated Mutual Funds.

If you do not accept our offer, your Existing Contract and all of the Guaranteed Benefits would continue unchanged, and any applicable charges would continue to be deducted from your account value.

If you elect to fully exchange your Existing Contract for one or more of the Affiliated Mutual Funds:

•	Your Existing Contract and its Guaranteed Benefits would terminate.

•

Your account value would transfer without incurring any applicable withdrawal charges, although we will deduct a pro rata portion of the Annual Administrative Charge if your Existing Contract’s account value is less than $25,000 calculated from the date of the most recent participant date anniversary to the date of the exchange.

•

We will impose a market value adjustment on any account value exchanged from a fixed maturity option under an Existing Contract, which could significantly decrease the amount to be exchanged, particularly if there is a long time remaining until the fixed maturity option’s maturity date.

•	In the future, you would not have the option to receive the lifetime income at guaranteed annuity rates.

•	Your beneficiaries would not receive the standard death benefit which could be greater than your account value provided by your Existing Contract.

If you partially exchange your Existing Contract for one or more of the Affiliated Mutual Funds:

•	Your account value will be reduced by the amount of the exchange.

•

We will impose a market value adjustment on any account value exchanged from a fixed maturity option under an Existing Contract, which could significantly decrease the fixed maturity amount, particularly if there is a long time remaining until the fixed maturity option’s maturity date.

•	The account value that can be used for annuity payments under the Existing Contract’s annuity payment options will also be reduced.

You should compare your Existing Contract’s Guaranteed Benefits with the Affiliated Mutual Fund’s benefits and features. See “Appendix I”. Under an Affiliated Mutual Fund the death benefit is equal to your Affiliated Mutual Fund account value, which could be more or less than your contributions, including the amount exchanged from your Existing Contract. In addition, you will not be able to annuitize your Affiliated Mutual Fund(s) and receive guaranteed lifetime income.

When you purchased your Existing Contract, you decided that some or all of the Guaranteed Benefits were important to you based on your personal circumstances at that time. When considering this Exchange Offer, you should consider whether you no longer need or want some or all of the Guaranteed Benefits provided by your Existing Contract, given your personal circumstances today and your future needs because, if you accept our Exchange Offer, you will be giving up or significantly reducing your Guaranteed Benefits. You should consider your specific circumstances, including your specific account values, death benefit value, and the following factors:

•	How long you intend to keep your Existing Contract.

•	Whether it is important for you to leave your Existing Contract’s death benefit to your beneficiaries.

•	Whether your death benefit amount is greater than your account value.

3

•	Whether, given your current state of health, you believe you are likely to provide a death benefit to your beneficiaries.

•	Whether it is important for you to be able to receive guaranteed lifetime income.

•	Whether the availability of a guaranteed interest option or fixed maturity options is important to you.

•	Whether a market value adjustment would apply.

You should assess your own situation to decide whether to accept the Exchange Offer. Once terminated, your Guaranteed Benefits based on the values in your Existing Contract cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your named beneficiaries, and your financial professional and other advisors. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future account value, including whether investment options under your Existing Contract will experience market gains or losses. In addition to all the things you and your financial professional and advisors consider, please also consider the following questions:

1.

Do you still need 100% of the guaranteed death benefit? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and 100% of the guaranteed death benefit is not important, then you may want to consider the offer and decide if one or more of the Affiliated Mutual Funds is appropriate for you.

2.

Do you still need to invest in a guaranteed interest option at a guaranteed rate at least equal to your Existing Contract’s guaranteed minimum annual rate? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and a guaranteed interest option at a guaranteed rate at least equal to your Existing Contract’s guaranteed minimum annual rate is not important, then you may want to consider the offer and decide if one or more of the Affiliated Mutual Funds is appropriate for you.

Also, if your Employer or Plan allows contributions into Existing Contracts (or New Contracts when applicable) in the future and we allow you to exchange from Affiliated Mutual Funds back into your Existing Contract or a New Contract, you likely will not receive the same level of Guaranteed Benefits and a new withdrawal charge period will start. There is no guarantee that your Employer or Plan will allow contributions into Existing Contracts or New Contracts in the future.

•

When you fully exchange your Existing Contract for one or more of the Affiliated Mutual Funds, you lose the value of your existing Guaranteed Benefits which may be greater than the amount exchanged. If you later are allowed to exchange out of your Affiliated Mutual Funds into a New Contract, you establish guaranteed benefits in the New Contract equal to the amount exchanged from the Affiliated Mutual Funds which may be less. For example, assume your death benefit amount ($100,000) was greater than your account value ($90,000) when you fully exchanged your Existing Contract into three Affiliated Mutual Funds. A year later your Employer reopens Existing Contracts as a Plan investment option and you decide to exchange the value in your Affiliated Mutual Funds ($96,000) into a New Contract. Your new death benefit amount in the New Contract ($96,000) is equal the amount you exchange into the New Contract not the original death benefit amount which was higher.

•

When you partially exchange your Existing Contract for one or more of the Affiliated Mutual Funds, the value of your remaining Guaranteed Benefits are reduced on a pro rata basis (as discussed above). If you later are allowed to exchange the same amount from your Affiliated Mutual Funds back into your Existing Contract, the value of your Guaranteed Benefits may be lower. For example, assume your death benefit amount ($100,000) was greater than your account value ($90,000) when you exchanged $45,000 into three Affiliated Mutual Funds. Your Existing Contract’s death benefit amount immediately after the partial exchange would be $50,000 (the account value was reduced by 50% and therefore the death benefit was reduced by 50%). A year later your Existing Contract’s account value is $49,000 and its death benefit is still equal to $50,000. If your Employer reopens Existing Contracts as a Plan investment option and you then exchange the value in your Affiliated Mutual Funds ($48,000) back into your Existing Contract, your Existing Contract’s death benefit amount immediately after the exchange will be $98,000 ($50,000 + $48,000), which is lower than the original death benefit amount even though the account value of your Existing Contract and the value of the Affiliated Mutual Funds both increased before the exchange back into your Existing Contract.

Please remember, the Affiliated Mutual Funds do no provide any guaranteed benefits. If you exchange 100% of your account value under your Existing Contract for one or more of the Affiliated Mutual Funds, your Existing Contract will terminate, and you will lose your Guaranteed Benefits. If you exchange only a portion of your account value, the amount exchanged will reduce the account value of your Existing Contract on a dollar-for-dollar basis and will generally reduce the value of your death benefit, on a pro rata basis which could be greater than the dollar amount exchanged. You will also be subject to all the fees and charges under each applicable Affiliated Mutual Fund.

4

How do I accept this offer?

To accept this Exchange Offer, you must (1) be enrolled in the Program (please contact your financial professional for more information on how to enroll in the Program) and (2) complete the applicable exchange form. Please complete, sign and date the exchange form and return it to us at the following address:

Equitable EQUI-VEST® Processing Office

P.O. Box 4956

Syracuse, NY 13221-4956

We will not process your acceptance of the offer until all applicable requirements are satisfied. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond our control, will not be eligible for the offer.

Good order. If the Exchange Offer is received before the market closes on a business day, then the exchange out of the Existing Contract and the purchase of shares of the Affiliated Mutual Fund will occur at the next calculated price. The Exchange Offer is not available on (1) any day that you are not enrolled in the Program and (2) on a non-business day. We will not consider your acceptance of the offer to be in good order if we receive it on such a day or if it is missing any necessary information. If we receive your acceptance on a non-business day and it is otherwise complete, the exchange out of your Existing Contract and the purchase of shares of the Affiliated Mutual Fund will be processed on the next business day.

What are the tax implications of accepting the offer?

We view exchanges from the Existing Contracts in whole or in part to one or more of the Affiliated Mutual Funds as a “contract exchange within the same 403(b) plan,” as described in “Direct transfer contributions” in your Prospectus and therefore, accepting this Exchange Offer will generally not be viewed as a taxable distribution to you. However, amounts exchanged into one or more of the Affiliated Mutual Funds, including earnings, may be subject to more stringent withdrawal restrictions (e.g., employer and after tax contributions cannot be withdrawn before the participant has a severance from employment, becomes disabled or attains age 59 1/2). If you later exchange some or all of those amounts in your Affiliated Mutual Funds back into your Existing Contract or a New Contract, such withdrawal restrictions will remain with respect to those amounts. For more information, please see “Tax Information” in your Prospectus. You should discuss with your tax advisor whether it makes sense for you to accept the offer.

More information about this offer.

Although we do not directly compensate your financial professional based on your acceptance of this Exchange Offer, your financial professional may receive payments of varying amounts that may provide an incentive in recommending whether or not you should accept this Exchange Offer. For example, if you exchange some or all of your Existing Contract for an Affiliated Mutual Fund, your financial professional may receive compensation upon completion of that exchange. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

Please note that your Existing Contract and any New Contract, if applicable, may each be a Program Investment Option. For ease of discussion regarding this Exchange Offer, this Supplement separates your Existing Contract and any New Contract from the Program Investment Options.

All exchanges are subject to our policies and procedures concerning frequent or disruptive transfer activity.

The Exchange Offer may vary for certain contracts, certificates, and in certain states and may not be available for all contracts or certificates, in all states, at all times or through all financial intermediaries. All material variations are described in this supplement. We may suspend, modify, or terminate this Exchange Offer at any time with notice, as described in this supplement. In the future, we may make new, additional or modified offers in connection with these Existing Contracts or certain benefits thereunder with different terms that may be more or less favorable than the terms described herein.

5

APPENDIX I

The following chart provides a brief summary comparison of some of the important features of your Existing Contract and the Affiliated Mutual Funds and between the Affiliated Mutual Funds and a New Contract. You should not rely solely on this chart in examining the differences between your Existing Contract and the Affiliated Mutual Funds and between the Affiliated Mutual Funds and a New Contract. There may be other differences important for you to consider prior to purchasing an Affiliated Mutual Fund or a New Contract. You should read your Prospectus and other information related to your Existing Contract and the prospectus for an Affiliated Mutual Fund and a New Contract prior to requesting any exchange. If you would like a prospectus for an Affiliated Mutual Fund or a New Contract, contact your financial professional or call (866) 638-0550. Please note, this chart does not create or modify any existing rights or Guaranteed Benefits, all of which are only established by your Existing Contract. Your Employer or Plan does not currently allow contributions into Existing Contracts or New Contracts, and there is no guarantee that they will do so in the future.

	Series 100	Series 200	AFFILIATED MUTUAL FUNDS
AnnualAdministrative Charge[1]	$30	$30	$0
Separate Account Expenses	1.34%-1.49%	1.34%-1.49%	0
Variable Investment Option Fees	0.59%-1.94%	0.59%-1.94%	0
Record Keeping Fee	0	0	0.15%-1.20%
Mutual Fund Annual Operating Expenses	0	0	0%-2.26%[2]
MaximumWithdrawal Charge	6%	6%	0%
LivingBenefit (charge)	No	No	No
VariableInvestment Options	91 (various classes)	91 (various classes)	0
DeathBenefit	The greater of: (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) and less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance plus accrued interest.	The greater of: (i) your account value (without adjustment for any otherwise applicable negative market value adjustment) and less any outstanding loan balance plus accrued interest as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals and any withdrawal charges and any taxes that may apply, less any outstanding loan balance plus accrued interest.	Account Value
Guaranteed minimum annual rate in the Guaranteed Interest Option[3]	1%-4%	1%-4%	No
FixedMaturity Options[4]	Yes	Yes	No
StructuredInvestment Option[5]	No	No	No
LifetimePayout Option	Yes	Yes	No
AdditionalFeatures	Investment simplifier	Investment simplifier	ProNvest Managed Account Service
1	Or 2% of account value if less.
2

Your Plan will designate the Mutual Funds which are available to you as Mutual Fund Program Investment Options. The high and low Mutual Fund Annual Operating Expenses will vary based on the Mutual Fund Program Investment Options available to you.

3	The guaranteed interest option is part of our general account and pays interest at guaranteed rates that are reset periodically.
4

The fixed maturity option is part of our general account and pays interest at a fixed rate for the duration of the option (generally between 1 – 10 years). A positive or negative market value adjustment applies if amounts are withdrawn before maturity.

5	The Structured Investment Option is an index-linked investment option.

EQUI-VEST® is issued by and is a registered service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and Equitable Distributors, 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2020 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

#844082

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

(b)	Exhibits.

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

1.	Board of Directors Resolutions.

(a)

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

(b)

Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

2.	Custodial Agreements. Not applicable.

3.	Underwriting Contracts.

(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(a)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, previously filed with this Registration Statement No. 2-30070 on April 19, 2016.

(a)(iv)

Fourth Amendment dated as of August  1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, filed herewith to this Registration Statement on Form N-4 (File No. 2-30070) filed on April  16, 2019.

(b)

Agreement dated January  1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries previously filed with this Registration Statement (File No.  2-30070) on April 19, 2001.

(c)

Transition Agreement dated January  1, 2000 for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States previously filed with this Registration Statement (File No. 2-30070) on April  19, 2001.

(d)

General Agent Sales Agreement dated January  1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 2-30070) on April  19, 2004.

(d)(i)

First Amendment dated as of January  1, 2003 to General Agent Sales Agreement dated January  1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(d)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November  1, 2006, to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.  333-05593) filed on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November  1, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated as of May 1, 2016 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”), previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”), previously filed with this Registration Statement on Form N-4 (File No. 2-30070), on April 17, 2018.

(e)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(f)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(g)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, filed herewith to this Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

4.	Contracts. (Including Riders and Endorsements)

(a)

Form of Group Annuity Contract No.  11929 CI, amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No. 119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No.  11934 T; Form of Group Annuity Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No.  11935P; Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract No.  11937C NQ, endorsements and amendments thereto; Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I; previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

(b)

Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

(c)	Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

(d)

Form of Individual Annuity Contracts No. 92CTRA, No.  92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No.  180-1000 used with individual qualified variable annuity contracts and No.  180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May  27, 1992, refiled electronically on July 10, 1998.

(e)

Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

(f)	Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

(g)	Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

(h)	Form of Group Annuity Contract No. 2001-TSAGAC, Form of Certificate No. 123456789, previously filed with this Registration Statement (File No. 811-01705, 2-30070) on July 11, 2002.

(i)

Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

(j)	Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

(k)	Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

(l)

Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No. 4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, previously filed with this Registration Statement File No. 2-30070 on December 31, 1998.

(m)	Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

(n)

Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

(o)	Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

(p)	Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

(q)	Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

(r)	Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

(s)	Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on May 3, 1999.

(t)

Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement, File No. 2-30070 on April 27, 2000.

(u)	Form of Endorsement (No. 2000 ENMVA) applicable to Market Value Adjustment Terms previously filed with this Registration Statement File No. 2-30070 on April 19, 2001.

(v)	Form of Amendment (No. 2001 BCOTSAI) applicable to Contract No. 11930T previously filed with this Registration Statement File No. 2-30070 on April 19, 2001.

(w)	Form of Amendment (No. 2001 BCOTSA6) to Certificate 941CA/B previously filed with this Registration Statement File No. 2-30070 on April 19, 2001.

(x)	Form of Amendment to Equivest Series 200 Contract previously filed with this Registration Statement File No. 2-30070 on April 19, 2001.

(y)	Forms of Group Annuity Contract (No. 2001-TSA GAC-TXTRS), Certificate No. 2001 TSACERTB-TXTRS and Data pages previously filed with this Registration Statement, File No. 2-30070 on July 11, 2002.

(z)	Forms of Endorsement and Data Pages for Series 200 contracts in connection with Texas Teacher Retirement System previously filed with this Registration Statement No. 2-30070 on July 11, 2002.

(a)(a)	Form of Endorsement for series 200 EDC plans, No. 2002EDC(10/02), previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

(b)(b)	Form of Endorsement for series 100 EDC plans, No. 2002EDC-100, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

(c)(c)	Form of Group Annuity Contract for series 200 EDCA contracts, No. 2002EDCA, previously filed with this Registration Statement, File No. 2-30070 on Form N-4, filed on April 17, 2003.

(d)(d)	Form of Endorsement for Series 300 Contracts, No. 2003PRO-RATA, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

(e)(e)	Form of Endorsement for All Series Contracts, No. 2003GIARATE, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

(f)(f)	Form of Endorsement 2.5% minimum guaranteed annuity rate, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

(g)(g)	Form of Endorsement applicable to EGTRRA-SEP, No. 2003ENSEP, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

(h)(h)	Form of Endorsement applicable to EGTRRA-SIMPLE IRA, No. 2003ENSIMI, previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

(i)(i)	Form of Group Annuity Contract for NJ ACTS TSA No. 203-TSAGAC403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

(j)(j)	Form of Group Annuity Certificate for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

(k)(k)	Form of Data pages for NJ ACTS TSA No. 2003NJ403(b), previously filed with this Registration Statement No. 2-30070 on April 19, 2004.

(l)(l)	Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004EDCGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

(m)(m)	Form of Group Flexible Premium Deferred Variable Annuity Contract, No. 2004TSAGAC, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

(n)(n)	Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-A, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

(o)(o)	Form of Flexible Premium Deferred Variable Annuity Certificate No. 2004EDCCERT-B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

(p)(p)	Form of Data Pages for EQUI-VEST Strategies, No. 2004EDCCERT-A/B, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

(q)(q)	Form of TSA 403(B) Group Annuity Contract Application for EQUI-VEST Strategies, No. 2004/403(B), previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

(r)(r)	Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form, No. 2004 EDC STRAT, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

(s)(s)	Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form, No. 2004 TSA STRAT, previously filed with this Registration Statement No. 2-30070 on December 29, 2004.

(t)(t)	Form of Endorsement for Vantage ACTS re: Unallocated Account, No. 2005EN-NJACT, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

(u)(u)	Form of Endorsement for EDC re: Amendment to Amount of Annuity Benefits section, No. 2004GAPIR, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

(v)(v)	Form of Endorsement Applicable to TSA Contracts, No. 2004TSA, previously filed with this Registration Statement No. 2-30070 on April 22, 2005.

(w)(w)	Form of Endorsement for 403(b) arrangement TSA Elective Deferral previously filed with this Registration Statement File No. 2-30070 on April 21, 2006.

(x)(x)	2006 Form of Conversion Endorsement to EQUI-VEST At Retirement previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2007.

(y)(y)

Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011EDCROTH-I) previously filed with this Registration Statement File No. 2-30070 on April 24, 2012.

(z)(z)

Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011EDCROTH-100), previously filed with this Registration statement File No. 2-30070 on April 24, 2012.

(a)(a)(a)	Managed Account Endorsement (Form No. 2013EQVMA-100), previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

(a)(a)(b)	Managed Account Endorsement (Form No. 2013EQVMA-(I)-200), previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

(a)(a)(c)	Endorsement (2018EQV100TGAP-G(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(d)	Endorsement (2018EQV100TGAP-NQ-G71(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(e)	Endorsement (2018EQV100TGAP-NQ-G83(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(f)	Endorsement (2018EQV100TGAP-NQ-I71(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(g)	Endorsement (2018EQV100TGAP-NQ-I83(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(h)	Endorsement (2018EQV100TGAP-TSA-G(95)) applicable to Annuity Benefit Forms for EV Series 100 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(i)	Endorsement (2018EQVMMA-100(G)) applicable to the Maximum Maturity Age for EV Series 100 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(j)	Endorsement (2018EQVMMA-100(G)ROTH) applicable to the Maximum Maturity Age for EV Series 100 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(k)	Endorsement (2018EQVMMA-100(G)TSA) applicable to the Maximum Maturity Age for EV Series 100 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(l)	Endorsement (2018EQVMMA-100(I)NQ) applicable to the Maximum Maturity Age for EV Series 100 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(m)	Endorsement (2018EQV100TGAP-IRA-G(95)) applicable to Annuity Benefit Forms for EV Series 400, 500, 700, 800 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(n)	Endorsement (2018EQV100TGAP-IRA-I(95)) applicable to Annuity Benefit Forms for EV Series 400, 500, 700, 800 (indiv) filed with this Registration Statement File No. 2-30070 on April 16, 2019.

(a)(a)(o)	Endorsement (2019ASSETALLPRO-200(I)) Applicable to the Asset Allocation for EV Series 200 (indiv) filed with this Registration Statement File No. 2-30070 on April 21, 2020.

(a)(a)(p)	Endorsement (2019EDCSIO200-I) Applicable to the Structured Investment Option for EV Series 200 (indiv) filed with this Registration Statement File No. 2-30070 on April 21, 2020.

(a)(a)(q)	Endorsement (2019EDCSIO2002-I) Applicable to the Structured Investment Option for EV Series 200 (indiv) filed with this Registration Statement File No. 2-30070 on April 21, 2020.

(a)(a)(r)	Endorsement (2019TSASIO200-I) Applicable to the Structured Investment Option for EV Series 200 (indiv) filed with this Registration Statement File No. 2-30070 on April 21, 2020.

(a)(a)(s)	Endorsement (2019TSUSIO200-I) Applicable to the Structured Investment Option for EV Series 200 (indiv) filed with this Registration Statement File No. 2-30070 on April 21, 2020

5.	Applications.

(a)

Forms of Applications and Requests for Enrollment for Equi-Vest Qualified and Non-Qualified Plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

(b)

Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

(c)

Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

6.	Depositor’s Certificate of Incorporation And By-Laws.

(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(b)(i)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

7.	Reinsurance Contracts. Not Applicable.

Form of Reinsurance Agreement between The Equitable Life Assurance Society of the United States and Reinsurance Company previously filed with this Registration Statement File No. 2-30070 on April 19, 2001.

8.	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No. 3, dated as of April  4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No. 4, dated as of June  1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No.  5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No.  6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No. 7 dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No. 8 dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(b)(iv)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(v)

Amendment No. 1 dated as of October  21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May  23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(vi)

Amendment No. 2, dated as of April  18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(vii)

Amendment No. 3, dated as of July  8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(viii)

Amendment No.  4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(ix)

Amendment No. 5 dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-70754) filed on April 26, 2016.

.

(c)

Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(c)(i)

Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, previously filed with this Registration Statement File No. 2-30070 on April 24, 2012.

(c)(ii)

Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

(c)(iii)

Amendment No. 3, dated as of April 30, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, previously filed with this Registration Statement File No. 2-30070 on April 21, 2015.

(c)(iv)

Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(c)(v)

Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

(d)

Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company previously filed with this Registration Statement File No. 2-30070 on April 24, 2012.

(e)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(f)

Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(f)(i)

Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(f)(ii)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(f)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(f)(iv)

Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(f)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(f)(vi)

Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(g)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(h)

Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(i)

Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(i)(i)

Amendment No.  1 dated October 13, 2009 to the Participation Agreement, (the “Agreement”) dated August  7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(i)(iii)

Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(i)(iv)

Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(j)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, previously filed with this Registration Statement (File No. 2-30070) on April 23, 2013.

9.	Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

10.	(a) Consent of PricewaterhouseCoopers LLP, filed herewith.

(b) Powers of Attorney, filed herewith.

11.	Not applicable.

12.	Not applicable.

Item 25.	Directors and Officers of AXA Equitable.

Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Director and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

*Marine de Boucaud	Managing Director and Chief Human Resources Officer

*Kermitt J. Brooks	Senior Executive Director and General Counsel

*Michael B. Healy	Managing Director and Chief Information Officer

*Andrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Associate General Counsel and Chief Compliance Officer

*Cassie Carl-Rohm	Managing Director and Chief Talent Officer

*William Eckert	Managing Director and Chief Accounting Officer

*Kathryn Ferrero	Managing Director and Chief Marketing Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Graham Day	Managing Director

*Ronald Herrmann	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Susan La Vallee	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Caroline O’Connell	Managing Director, Chief Strategy and Customer Experience Officer

*Robin Raju	Managing Director

*Trey Reynolds	Managing Director

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account A of AXA Equitable Life Insurance Company (the “Separate Account”) is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart: Q4-2019 is filed herewith.

Item 27.	Number of Contractowners

As of March 31, 2020, there were 497,847 Qualified Contract Owners and 16,057 Non-Qualified Contract Owners of EQUI-VEST certificates offered by the registrant under this Registration Statement.

Item 28.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of AXA Equitable Life Insurance Company (“AXA Equitable”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees.

(a)	To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, FP and I of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of Equitable America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable’s Separate Accounts 45, 301.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i)	AXA ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Compliance Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii)    AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Ronald Herrmann	Director and Executive Vice President

*Michael B. Healy	Executive Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Graham Day	Senior Vice President

*Brett Ford	Senior Vice President

*Trey Reynolds	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Nicholas Gismondi	Vice President. Chief Financial Officer & Principal Financial Officer and Principal Operating Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Sarah Vita	Vice President

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c) The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the “1940 Act”) in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 21st day of April, 2020.

SEPARATE ACCOUNT A OF
AXA EQUITABLE LIFE INSURANCE COMPANY (Registrant)

By: AXA Equitable Life Insurance Company (Depositor)

By:	/s/ Shane Daly
Shane Daly Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 21st day of April, 2020.

AXA EQUITABLE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Controller

*DIRECTORS:

Ramon de Oliveira, Chairman of the Board Joan Lamm-Tennant Daniel G. Kaye Kristi A. Matus	Mark Pearson Bertram Scott George Stansfield Charles G.T. Stonehill

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
April 21, 2020